UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
February 28
Date of reporting period:
August 31, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco AMT-Free Municipal Income Fund
Class A: OPTAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class A)	$52	1.04%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,790,528,348
Total number of portfolio holdings	522
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.33%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.21%
Illinois (State of) Regional Transportation Authority, Series 2018 B, RB, 4.00%, 06/01/2043	1.00%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.92%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.91%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.88%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.88%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.87%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFM-SAR-A
Invesco AMT-Free Municipal Income Fund

Invesco AMT-Free Municipal Income Fund
Class C: OMFCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class C)	$90	1.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,790,528,348
Total number of portfolio holdings	522
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.33%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.21%
Illinois (State of) Regional Transportation Authority, Series 2018 B, RB, 4.00%, 06/01/2043	1.00%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.92%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.91%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.88%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.88%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.87%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFM-SAR-C
Invesco AMT-Free Municipal Income Fund

Invesco AMT-Free Municipal Income Fund
Class Y: OMFYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class Y)	$40	0.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,790,528,348
Total number of portfolio holdings	522
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.33%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.21%
Illinois (State of) Regional Transportation Authority, Series 2018 B, RB, 4.00%, 06/01/2043	1.00%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.92%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.91%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.88%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.88%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.87%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFM-SAR-Y
Invesco AMT-Free Municipal Income Fund

Invesco AMT-Free Municipal Income Fund
Class R6: IORAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class R6)	$37	0.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,790,528,348
Total number of portfolio holdings	522
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.33%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.21%
Illinois (State of) Regional Transportation Authority, Series 2018 B, RB, 4.00%, 06/01/2043	1.00%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.92%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.91%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.90%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.88%
Salt River Project Agricultural Improvement & Power District, Series 2025, RB, 5.25%, 01/01/2053	0.88%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.87%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFM-SAR-R6
Invesco AMT-Free Municipal Income Fund

Invesco California Municipal Fund
Class A: OPCAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class A)	$51	1.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,095,350,161
Total number of portfolio holdings	688
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.23%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.59%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.50%
University of California, Series 2013 AL-4, VRD Ref. RB, 0.01%, 05/15/2048	1.43%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.21%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.20%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.14%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	1.09%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROCAM-SAR-A
Invesco California Municipal Fund

Invesco California Municipal Fund
Class C: OCACX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class C)	$88	1.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,095,350,161
Total number of portfolio holdings	688
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.23%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.59%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.50%
University of California, Series 2013 AL-4, VRD Ref. RB, 0.01%, 05/15/2048	1.43%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.21%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.20%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.14%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	1.09%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROCAM-SAR-C
Invesco California Municipal Fund

Invesco California Municipal Fund
Class Y: OCAYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class Y)	$39	0.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,095,350,161
Total number of portfolio holdings	688
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.23%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.59%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.50%
University of California, Series 2013 AL-4, VRD Ref. RB, 0.01%, 05/15/2048	1.43%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.21%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.20%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.14%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	1.09%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROCAM-SAR-Y
Invesco California Municipal Fund

Invesco California Municipal Fund
Class R6: IORCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class R6)	$36	0.72%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,095,350,161
Total number of portfolio holdings	688
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.23%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.59%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.50%
University of California, Series 2013 AL-4, VRD Ref. RB, 0.01%, 05/15/2048	1.43%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.21%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.20%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.14%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	1.09%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROCAM-SAR-R6
Invesco California Municipal Fund

Invesco High Yield Municipal Fund
Class A: ACTHX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class A)	$60	1.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,567,256,943
Total number of portfolio holdings	1,209
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-SAR-A
Invesco High Yield Municipal Fund

Invesco High Yield Municipal Fund
Class C: ACTFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class C)	$95	1.89%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,567,256,943
Total number of portfolio holdings	1,209
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-SAR-C
Invesco High Yield Municipal Fund

Invesco High Yield Municipal Fund
Class Y: ACTDX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class Y)	$48	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,567,256,943
Total number of portfolio holdings	1,209
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-SAR-Y
Invesco High Yield Municipal Fund

Invesco High Yield Municipal Fund
Class R5: ACTNX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class R5)	$45	0.89%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,567,256,943
Total number of portfolio holdings	1,209
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-SAR-R5
Invesco High Yield Municipal Fund

Invesco High Yield Municipal Fund
Class R6: ACTSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class R6)	$45	0.89%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,567,256,943
Total number of portfolio holdings	1,209
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	0.98%
New York (City of), NY, Series 2018 D, VRD GO Bonds, 3.05%, 12/01/2047	0.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.80%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2016 A-3, VRD Ref. RB, 2.10%, 07/01/2042	0.76%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.76%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.73%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.71%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.69%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.67%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-SAR-R6
Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund
Class A: VKLMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class A)	$40	0.79%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,182,270,648
Total number of portfolio holdings	833
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.27%
Black Belt Energy Gas District (Gas), Series 2026 J, RB, 5.00%, 11/01/2036	1.18%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Black Belt Energy Gas District, Series 2026 A, RB, 5.00%, 12/01/2034	0.71%
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB, 4.13%, 10/15/2047	0.64%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB, 5.00%, 12/01/2033	0.63%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.61%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.60%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.59%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.59%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-ITMI-SAR-A
Invesco Intermediate Term Municipal Income Fund

Invesco Intermediate Term Municipal Income Fund
Class C: VKLCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class C)	$77	1.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,182,270,648
Total number of portfolio holdings	833
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.27%
Black Belt Energy Gas District (Gas), Series 2026 J, RB, 5.00%, 11/01/2036	1.18%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Black Belt Energy Gas District, Series 2026 A, RB, 5.00%, 12/01/2034	0.71%
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB, 4.13%, 10/15/2047	0.64%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB, 5.00%, 12/01/2033	0.63%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.61%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.60%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.59%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.59%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-ITMI-SAR-C
Invesco Intermediate Term Municipal Income Fund

Invesco Intermediate Term Municipal Income Fund
Class Y: VKLIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class Y)	$27	0.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,182,270,648
Total number of portfolio holdings	833
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.27%
Black Belt Energy Gas District (Gas), Series 2026 J, RB, 5.00%, 11/01/2036	1.18%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Black Belt Energy Gas District, Series 2026 A, RB, 5.00%, 12/01/2034	0.71%
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB, 4.13%, 10/15/2047	0.64%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB, 5.00%, 12/01/2033	0.63%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.61%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.60%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.59%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.59%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-ITMI-SAR-Y
Invesco Intermediate Term Municipal Income Fund

Invesco Intermediate Term Municipal Income Fund
Class R6: VKLSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class R6)	$24	0.48%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,182,270,648
Total number of portfolio holdings	833
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.27%
Black Belt Energy Gas District (Gas), Series 2026 J, RB, 5.00%, 11/01/2036	1.18%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.17%
Black Belt Energy Gas District, Series 2026 A, RB, 5.00%, 12/01/2034	0.71%
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB, 4.13%, 10/15/2047	0.64%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB, 5.00%, 12/01/2033	0.63%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.61%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.60%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.59%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.59%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-ITMI-SAR-R6
Invesco Intermediate Term Municipal Income Fund

Invesco Limited Term California Municipal Fund
Class A: OLCAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class A)	$39	0.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$980,065,257
Total number of portfolio holdings	426
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 09/03/2026	2.30%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.93%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.65%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2026, RB, 5.00%, 07/01/2035	1.59%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.58%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.53%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.34%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 E, VRD RB, 1.70%, 05/01/2061	1.33%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.17%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2023, RB, 5.25%, 04/01/2030	1.15%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTCAM-SAR-A
Invesco Limited Term California Municipal Fund

Invesco Limited Term California Municipal Fund
Class C: OLCCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class C)	$77	1.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$980,065,257
Total number of portfolio holdings	426
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 09/03/2026	2.30%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.93%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.65%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2026, RB, 5.00%, 07/01/2035	1.59%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.58%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.53%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.34%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 E, VRD RB, 1.70%, 05/01/2061	1.33%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.17%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2023, RB, 5.25%, 04/01/2030	1.15%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTCAM-SAR-C
Invesco Limited Term California Municipal Fund

Invesco Limited Term California Municipal Fund
Class Y: OLCYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class Y)	$27	0.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$980,065,257
Total number of portfolio holdings	426
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 09/03/2026	2.30%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.93%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.65%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2026, RB, 5.00%, 07/01/2035	1.59%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.58%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.53%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.34%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 E, VRD RB, 1.70%, 05/01/2061	1.33%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.17%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2023, RB, 5.25%, 04/01/2030	1.15%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTCAM-SAR-Y
Invesco Limited Term California Municipal Fund

Invesco Limited Term California Municipal Fund
Class R6: IORLX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class R6)	$24	0.48%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$980,065,257
Total number of portfolio holdings	426
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 09/03/2026	2.30%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.93%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.65%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2026, RB, 5.00%, 07/01/2035	1.59%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.58%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.53%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.34%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 E, VRD RB, 1.70%, 05/01/2061	1.33%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.17%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2023, RB, 5.25%, 04/01/2030	1.15%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTCAM-SAR-R6
Invesco Limited Term California Municipal Fund

Invesco Limited Term Municipal Income Fund
Class A: ATFAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class A)	$30	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,789,684,910
Total number of portfolio holdings	843
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-SAR-A
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class A2: AITFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class A2)	$17	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,789,684,910
Total number of portfolio holdings	843
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-SAR-A2
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class C: ATFCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class C)	$67	1.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,789,684,910
Total number of portfolio holdings	843
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-SAR-C
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class Y: ATFYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class Y)	$17	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,789,684,910
Total number of portfolio holdings	843
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-SAR-Y
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class R5: ATFIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class R5)	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,789,684,910
Total number of portfolio holdings	843
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-SAR-R5
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class R6: ATFSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class R6)	$14	0.27%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,789,684,910
Total number of portfolio holdings	843
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Board of Regents of the University of Texas System, Series 2026 B-1, VRD RB, 1.72%, 08/01/2056	1.04%
PEFA Inc. (Gas), Series 2019, RB, 5.00%, 09/01/2026	0.90%
Michigan (State of) Housing Development Authority, Series 2022 B, VRD RB, 1.67%, 04/01/2062	0.90%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 09/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.79%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 A, Ref. RB, 5.25%, 12/01/2029	0.77%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.76%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
District of Columbia, Series 2026 C, VRD GO Bonds, 1.91%, 06/01/2051	0.75%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-SAR-R6
Invesco Limited Term Municipal Income Fund

Invesco Municipal Income Fund
Class A: VKMMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class A)	$55	1.09%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,574,597,498
Total number of portfolio holdings	552
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-SAR-A
Invesco Municipal Income Fund

Invesco Municipal Income Fund
Class C: VMICX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class C)	$92	1.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,574,597,498
Total number of portfolio holdings	552
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-SAR-C
Invesco Municipal Income Fund

Invesco Municipal Income Fund
Class Y: VMIIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class Y)	$42	0.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,574,597,498
Total number of portfolio holdings	552
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-SAR-Y
Invesco Municipal Income Fund

Invesco Municipal Income Fund
Investor Class: VMINX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Investor Class)	$52	1.03%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,574,597,498
Total number of portfolio holdings	552
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-SAR-INV
Invesco Municipal Income Fund

Invesco Municipal Income Fund
Class R6: VKMSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class R6)	$40	0.79%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,574,597,498
Total number of portfolio holdings	552
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.86%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.79%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.72%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.63%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.63%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.62%
Denver (City & County of), CO, Series 2018 A, Ref. RB, 5.00%, 12/01/2048	0.61%
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge), Series 2024, RB, 5.50%, 09/01/2059	0.61%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB, 5.00%, 11/15/2047	0.61%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-SAR-R6
Invesco Municipal Income Fund

Invesco New Jersey Municipal Fund
Class A: ONJAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class A)	$58	1.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$388,719,118
Total number of portfolio holdings	150
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.97%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.92%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2026, VRD RB, 2.40%, 07/01/2061	2.83%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.69%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.26%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.23%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.10%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.93%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.92%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RONJM-SAR-A
Invesco New Jersey Municipal Fund

Invesco New Jersey Municipal Fund
Class C: ONJCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class C)	$90	1.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$388,719,118
Total number of portfolio holdings	150
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.97%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.92%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2026, VRD RB, 2.40%, 07/01/2061	2.83%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.69%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.26%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.23%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.10%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.93%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.92%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RONJM-SAR-C
Invesco New Jersey Municipal Fund

Invesco New Jersey Municipal Fund
Class Y: ONJYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class Y)	$45	0.90%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$388,719,118
Total number of portfolio holdings	150
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.97%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.92%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2026, VRD RB, 2.40%, 07/01/2061	2.83%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.69%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.26%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.23%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.10%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.93%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.92%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RONJM-SAR-Y
Invesco New Jersey Municipal Fund

Invesco New Jersey Municipal Fund
Class R6: IORJX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class R6)	$42	0.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$388,719,118
Total number of portfolio holdings	150
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.97%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.92%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2026, VRD RB, 2.40%, 07/01/2061	2.83%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.69%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.26%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.23%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.10%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	1.93%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.92%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RONJM-SAR-R6
Invesco New Jersey Municipal Fund

Invesco Pennsylvania Municipal Fund
Class A: OPATX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class A)	$61	1.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$646,891,969
Total number of portfolio holdings	229
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.50%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.98%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.49%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	2.46%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.10%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.83%
Pennsylvania State University (The), Series 2026 A, Ref. RB, 5.25%, 09/01/2051	1.62%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB, 5.00%, 12/01/2055	1.56%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB, 5.00%, 07/01/2044	1.55%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges), Series 2022, RB, 5.00%, 12/31/2057	1.55%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROPAM-SAR-A
Invesco Pennsylvania Municipal Fund

Invesco Pennsylvania Municipal Fund
Class C: OPACX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class C)	$93	1.86%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$646,891,969
Total number of portfolio holdings	229
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.50%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.98%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.49%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	2.46%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.10%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.83%
Pennsylvania State University (The), Series 2026 A, Ref. RB, 5.25%, 09/01/2051	1.62%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB, 5.00%, 12/01/2055	1.56%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB, 5.00%, 07/01/2044	1.55%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges), Series 2022, RB, 5.00%, 12/31/2057	1.55%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROPAM-SAR-C
Invesco Pennsylvania Municipal Fund

Invesco Pennsylvania Municipal Fund
Class Y: OPAYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class Y)	$49	0.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$646,891,969
Total number of portfolio holdings	229
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.50%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.98%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.49%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	2.46%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.10%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.83%
Pennsylvania State University (The), Series 2026 A, Ref. RB, 5.25%, 09/01/2051	1.62%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB, 5.00%, 12/01/2055	1.56%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB, 5.00%, 07/01/2044	1.55%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges), Series 2022, RB, 5.00%, 12/31/2057	1.55%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROPAM-SAR-Y
Invesco Pennsylvania Municipal Fund

Invesco Pennsylvania Municipal Fund
Class R6: IORPX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class R6)	$46	0.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$646,891,969
Total number of portfolio holdings	229
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.50%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.98%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.49%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	2.46%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.10%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.83%
Pennsylvania State University (The), Series 2026 A, Ref. RB, 5.25%, 09/01/2051	1.62%
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB, 5.00%, 12/01/2055	1.56%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB, 5.00%, 07/01/2044	1.55%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges), Series 2022, RB, 5.00%, 12/31/2057	1.55%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROPAM-SAR-R6
Invesco Pennsylvania Municipal Fund

Invesco Rochester® AMT-Free New York Municipal Fund
Class A: OPNYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class A)	$51	1.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$596,123,833
Total number of portfolio holdings	293
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.97%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.83%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.29%
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.18%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.06%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.97%
Tender Option Bond Trust Receipts/Certificates, Series 2026, GO Bonds, 5.25%, 02/01/2053	1.73%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.66%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.65%
New York (City of), NY, Series 2024 D, GO Bonds, 5.25%, 04/01/2047	1.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFNYM-SAR-A
Invesco Rochester® AMT-Free New York Municipal Fund

Invesco Rochester® AMT-Free New York Municipal Fund
Class C: ONYCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class C)	$89	1.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$596,123,833
Total number of portfolio holdings	293
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.97%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.83%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.29%
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.18%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.06%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.97%
Tender Option Bond Trust Receipts/Certificates, Series 2026, GO Bonds, 5.25%, 02/01/2053	1.73%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.66%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.65%
New York (City of), NY, Series 2024 D, GO Bonds, 5.25%, 04/01/2047	1.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFNYM-SAR-C
Invesco Rochester® AMT-Free New York Municipal Fund

Invesco Rochester® AMT-Free New York Municipal Fund
Class Y: ONYYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)	$39	0.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$596,123,833
Total number of portfolio holdings	293
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.97%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.83%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.29%
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.18%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.06%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.97%
Tender Option Bond Trust Receipts/Certificates, Series 2026, GO Bonds, 5.25%, 02/01/2053	1.73%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.66%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.65%
New York (City of), NY, Series 2024 D, GO Bonds, 5.25%, 04/01/2047	1.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFNYM-SAR-Y
Invesco Rochester® AMT-Free New York Municipal Fund

Invesco Rochester® AMT-Free New York Municipal Fund
Class R6: IORNX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)	$37	0.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$596,123,833
Total number of portfolio holdings	293
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.97%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.83%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.29%
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.18%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.06%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.97%
Tender Option Bond Trust Receipts/Certificates, Series 2026, GO Bonds, 5.25%, 02/01/2053	1.73%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.66%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.65%
New York (City of), NY, Series 2024 D, GO Bonds, 5.25%, 04/01/2047	1.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFNYM-SAR-R6
Invesco Rochester® AMT-Free New York Municipal Fund

Invesco Rochester® Limited Term New York Municipal Fund
Class A: LTNYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class A)	$38	0.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,488,178,157
Total number of portfolio holdings	511
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.53%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.44%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.44%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	1.34%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.16%
New York (City of), NY Municipal Water Finance Authority, Series 2026, Ref. VRD RB, 2.55%, 06/15/2041	1.05%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 1.88%, 05/15/2032	0.95%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	0.89%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.88%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.80%, 05/15/2039	0.87%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTNYM-SAR-A
Invesco Rochester® Limited Term New York Municipal Fund

Invesco Rochester® Limited Term New York Municipal Fund
Class C: LTNCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class C)	$76	1.51%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,488,178,157
Total number of portfolio holdings	511
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.53%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.44%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.44%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	1.34%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.16%
New York (City of), NY Municipal Water Finance Authority, Series 2026, Ref. VRD RB, 2.55%, 06/15/2041	1.05%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 1.88%, 05/15/2032	0.95%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	0.89%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.88%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.80%, 05/15/2039	0.87%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTNYM-SAR-C
Invesco Rochester® Limited Term New York Municipal Fund

Invesco Rochester® Limited Term New York Municipal Fund
Class Y: LTBYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class Y)	$26	0.51%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,488,178,157
Total number of portfolio holdings	511
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.53%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.44%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.44%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	1.34%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.16%
New York (City of), NY Municipal Water Finance Authority, Series 2026, Ref. VRD RB, 2.55%, 06/15/2041	1.05%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 1.88%, 05/15/2032	0.95%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	0.89%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.88%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.80%, 05/15/2039	0.87%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTNYM-SAR-Y
Invesco Rochester® Limited Term New York Municipal Fund

Invesco Rochester® Limited Term New York Municipal Fund
Class R6: IORMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class R6)	$24	0.47%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,488,178,157
Total number of portfolio holdings	511
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.53%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.44%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.44%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 2.20%, 04/01/2042	1.34%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.16%
New York (City of), NY Municipal Water Finance Authority, Series 2026, Ref. VRD RB, 2.55%, 06/15/2041	1.05%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 1.88%, 05/15/2032	0.95%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.00%, 07/01/2046	0.89%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2018, RB, 5.00%, 01/01/2034	0.88%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.80%, 05/15/2039	0.87%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTNYM-SAR-R6
Invesco Rochester® Limited Term New York Municipal Fund

Invesco Rochester® Municipal Opportunities Fund
Class A: ORNAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class A)	$58	1.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$8,657,427,789
Total number of portfolio holdings	1,557
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-SAR-A
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® Municipal Opportunities Fund
Class C: ORNCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class C)	$91	1.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$8,657,427,789
Total number of portfolio holdings	1,557
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-SAR-C
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® Municipal Opportunities Fund
Class Y: ORNYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class Y)	$46	0.91%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$8,657,427,789
Total number of portfolio holdings	1,557
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-SAR-Y
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® Municipal Opportunities Fund
Class R5: IORHX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class R5)	$42	0.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$8,657,427,789
Total number of portfolio holdings	1,557
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-SAR-R5
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® Municipal Opportunities Fund
Class R6: IORYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class R6)	$42	0.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$8,657,427,789
Total number of portfolio holdings	1,557
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.38%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.27%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.22%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.79%
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds, 0.00%, 12/01/2033	0.78%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.72%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.70%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 12.00%, 11/02/2026	0.65%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.64%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-SAR-R6
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® New York Municipals Fund
Class A: RMUNX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class A)	$53	1.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,702,943,253
Total number of portfolio holdings	554
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.70%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.73%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.38%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.18%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 5.13%, 06/30/2060	1.11%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.07%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.97%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.90%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROM-SAR-A
Invesco Rochester® New York Municipals Fund

Invesco Rochester® New York Municipals Fund
Class C: RMUCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class C)	$91	1.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,702,943,253
Total number of portfolio holdings	554
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.70%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.73%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.38%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.18%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 5.13%, 06/30/2060	1.11%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.07%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.97%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.90%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROM-SAR-C
Invesco Rochester® New York Municipals Fund

Invesco Rochester® New York Municipals Fund
Class Y: RMUYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class Y)	$41	0.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,702,943,253
Total number of portfolio holdings	554
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.70%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.73%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.38%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.18%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 5.13%, 06/30/2060	1.11%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.07%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.97%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.90%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROM-SAR-Y
Invesco Rochester® New York Municipals Fund

Invesco Rochester® New York Municipals Fund
Class R6: IORUX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026
This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class R6)	$38	0.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,702,943,253
Total number of portfolio holdings	554
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.70%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.73%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.38%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.22%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.18%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 5.13%, 06/30/2060	1.11%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.07%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.00%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.97%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.90%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROM-SAR-R6
Invesco Rochester® New York Municipals Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco AMT-Free Municipal Income Fund
Nasdaq:
A: OPTAX ■ C: OMFCX ■ Y: OMFYX ■ R6: IORAX

2	Schedule of Investments
17	Financial Statements
20	Financial Highlights
21	Notes to Financial Statements
28	Approval of Investment Advisory and Sub-Advisory Contracts
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.02%
Alabama–4.57%
Birmingham (City of), AL Water Works Board (The); Series 2016 B, Ref. RB(a)	5.00%	01/01/2027	$16,150	$16,281,329
Black Belt Energy Gas District (The);
Series 2022 C-1, RB(b)	5.25%	06/01/2029	10,000	10,418,722
Series 2024 A, RB(b)	5.25%	09/01/2032	2,805	2,886,602
Energy Southeast A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	4,500	4,719,499
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	135	129,945
Jefferson (County of), AL;
Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,534,599
Series 2024, Ref. RB	5.25%	10/01/2045	4,000	4,156,232
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	6,040	6,172,232
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	9,000	9,263,387
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	5,000	5,021,239
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	165	165,137
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2024 A, RB	5.00%	11/01/2035	6,235	6,349,548
Series 2025 C, RB(b)	5.00%	02/01/2031	5,000	5,257,821
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	4,105	4,335,565
Southeast Energy Authority, a Cooperative District (No. 4); Series 2022 B-1, RB(b)	5.00%	08/01/2028	2,000	2,056,049
				81,747,906
Arizona–2.27%
Arizona (State of) Industrial Development Authority (CHF-Arizona LLC.-University of Arizona); Series 2026, RB (INS -BAM)(c)	5.25%	07/01/2056	4,660	4,766,984
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2058	570	563,571
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,100	1,778,793
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	260	260,217
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	80	80,391
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	145	141,267
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2049	1,400	1,264,642
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	116	116,044
Phoenix (City of), AZ Industrial Development Authority (The) (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	340	340,640
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,425	1,422,116
Phoenix Civic Improvement Corp.; Series 2019, RB	4.00%	07/01/2044	6,855	6,471,808
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.50%	09/01/2046	900	832,572
Pima (County of), AZ Industrial Development Authority (The) (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	1,060	1,060,244
Pima (County of), AZ Industrial Development Authority (The) (Tucson Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	600	538,139
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(e)	5.25%	01/01/2053	15,220	15,701,652
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	105,495
Series 2007, RB	5.00%	12/01/2037	3,000	3,053,886
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy); Series 2024, RB(d)	5.00%	06/15/2059	2,765	2,207,697
				40,706,158
Arkansas–0.07%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds (Acquired 06/15/2007; Cost $876,875)(f)(g)	6.25%	02/01/2038	1,220	1,220,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–8.37%
California (State of); Series 2022, GO Bonds	4.00%	04/01/2049	$1,325	$1,255,708
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(b)	5.25%	10/01/2031	3,250	3,411,108
Series 2023, RB(b)	5.00%	08/01/2029	5,000	5,170,319
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	23,756,904
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,980,907
Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,607,863
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	2,420	405,568
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	5,000	5,273,856
California (State of) Health Facilities Financing Authority (CommonSpirit Health);
Series 2020, Ref. RB(a)	4.00%	04/01/2030	50	52,212
Series 2020, Ref. RB	4.00%	04/01/2049	1,450	1,299,456
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB(a)	5.00%	11/15/2026	4,080	4,100,882
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,384	3,368,259
California (State of) Municipal Finance Authority; Series 2026 A-1, RB	4.05%	07/20/2041	3,590	3,400,608
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)	5.00%	06/01/2027	170	173,222
Grossmont-Cuyamaca Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,165	2,958,421
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(d)(h)	0.00%	06/01/2057	340,750	17,057,911
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,204,824
Los Angeles (City of), CA; Series 2026 C, Ref. RB	5.25%	05/15/2056	2,765	2,910,537
Los Angeles (City of), CA Department of Water & Power; Series 2022 B, Ref. RB	5.00%	07/01/2041	10,000	10,335,249
Los Angeles Unified School District (Green Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,245,535
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	10,000	11,768,115
Series 2009 B, RB	6.50%	11/01/2039	9,820	11,518,593
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(i)	5.00%	08/01/2042	4,500	2,892,048
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2044	5,000	5,158,487
Series 2025 A, RB	5.25%	07/01/2055	10,000	10,490,421
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2026 B, Ref. RB	5.00%	05/01/2046	7,000	7,437,196
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,000	993,820
Series 2020 A, RB	5.00%	10/01/2049	1,000	980,323
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGI)(c)(h)	0.00%	08/01/2044	5,990	2,569,833
				149,778,185
Colorado–3.85%
Aurora (City of), CO (Pipeline/Interceptor); Series 2023, RB	4.00%	08/01/2053	13,285	11,988,516
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2037	550	558,000
Colliers Hill Metropolitan District No. 2; Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	2,866	2,748,731
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	7,500	7,617,462
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2055	3,000	2,901,314
Colorado Springs (City of), CO; Series 2025 A, RB	5.25%	11/15/2050	6,000	6,322,397
Colorado State University Research Foundation (The Prospect); Series 2025 A, RB(d)	5.38%	03/01/2055	4,100	3,951,219
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS - BAM)(c)	4.38%	12/01/2054	1,500	1,320,956
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(h)	0.00%	12/01/2033	8,500	5,134,309
Denver (City & County of), CO;
Series 2022 B, RB	5.25%	11/15/2053	6,700	6,924,197
Series 2022 C, Ref. RB	5.25%	11/15/2053	5,000	5,167,312
Ebert Metropolitan District; Series 2018 A-2, GO Bonds (INS - BAM)(c)	5.00%	12/01/2043	1,605	1,623,934
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	980	1,014,309
Series 2008, RB	6.50%	11/15/2038	1,920	2,212,655
Rampart Range Metropolitan District No. 1; Series 2017, Ref. RB (INS - AGI)(c)	5.00%	12/01/2047	6,165	6,184,319
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	966,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGI)(c)	5.00%	12/01/2050	$1,500	$1,500,378
West Point Metropolitan District Park Ridge Subdistrict; Series 2024, GO Bonds(d)	6.50%	12/01/2048	800	797,077
				68,933,506
Connecticut–1.63%
Aquarion Water Authority; Series 2026 A, RB	5.25%	08/01/2045	4,500	4,813,137
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	5,000	4,599,807
Connecticut (State of) Health & Educational Facilities Authority (Fairview Issue); Series 2026 A, Ref. RB	5.88%	12/15/2046	3,500	3,509,324
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2026, RB	5.50%	08/01/2056	6,500	6,813,558
Series 2026, Ref. RB	5.50%	07/01/2055	5,255	5,501,311
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(j)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	08/15/2030	625	650,758
Mashantucket Western Pequot Tribe; Series 2013, RB(j)	6.05%	07/01/2031	11,260	3,265,418
				29,213,313
District of Columbia–2.94%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	4,335	4,019,366
Series 2025, GO Bonds(e)(k)	5.25%	01/01/2048	4,930	5,112,668
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	2,520	2,603,231
Series 2006 B, RB(h)	0.00%	06/15/2046	67,125	12,463,804
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	8,497,555
Washington Metropolitan Area Transit Authority;
Series 2020 A, RB	4.00%	07/15/2045	5,600	5,275,055
Series 2025, RB(e)(k)	5.50%	07/15/2060	6,650	6,923,534
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.50%	07/15/2051	7,500	7,805,934
				52,701,147
Florida–7.67%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, Ref. RB	5.00%	12/01/2037	2,580	2,640,295
Amelia Concourse Community Development District; Series 2007, RB	5.75%	05/01/2038	255	237,332
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	100	100,063
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	15,706,361
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(d)	5.38%	06/15/2038	255	249,108
Series 2018 A, RB(d)	5.38%	06/15/2048	480	441,957
Chapel Creek Community Development District; Series 2006, RB	5.50%	05/01/2038	380	380,034
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $539,852)(f)(g)(j)	5.50%	05/01/2037	826	371,674
Creekside Community Development District; Series 2006, RB	5.20%	05/01/2038	730	720,532
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2055	9,000	8,306,185
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	65	65,044
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.25%	11/15/2049	7,110	7,365,708
Indigo Community Development District; Series 2005, RB(f)	5.75%	05/01/2036	218	174,372
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(d)	5.00%	01/15/2054	190	157,797
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2040	1,925	1,937,712
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(d)	5.50%	07/15/2048	565	526,323
Series 2018 A, RB(d)	5.75%	07/15/2053	600	559,621
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	830	830,656
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	160	144,858
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	55	55,099
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	2,500	2,231,265
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2019 B, RB	4.00%	10/01/2049	$17,745	$15,643,751
Series 2020 A, RB	4.00%	07/01/2048	12,185	10,843,799
Series 2020 A, RB	4.00%	07/01/2050	5,000	4,346,841
Series 2021, RB	4.00%	10/01/2051	5,000	4,412,456
Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB(e)	5.00%	10/01/2055	6,850	6,930,445
Naturewalk Community Development District; Series 2007 A, RB(f)(j)	5.50%	05/01/2038	335	127,300
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2022, RB	4.00%	10/01/2052	5,000	4,212,088
Series 2025, Ref. RB	5.25%	10/01/2056	5,000	5,068,260
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,055	2,003,724
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	275	275,250
Series 2011, RB	5.63%	05/01/2042	1,000	1,000,771
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.75%	11/01/2050	1,385	1,422,719
Series 2025, RB	5.25%	11/01/2055	1,385	1,348,972
Peace River Manasota Regional Water Supply Authority; Series 2025, RB(e)(k)	5.50%	10/01/2055	8,315	8,840,968
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,021,104
Reunion East Community Development District;
Series 2002 A-2, RB(j)	7.38%	05/01/2033	860	9
Series 2005, RB(j)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,010
South Bay Community Development District;
Series 2005 A, RB (Acquired 05/27/2009; Cost $1,803,161)(g)(j)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,350	1,350,296
Series 2005 A-2, Ref. RB (Acquired 04/01/2015; Cost $1,111,175)(g)(j)	6.60%	05/01/2036	1,095	219,000
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2033	210	159,647
Series 2020 A, RB(h)	0.00%	09/01/2034	880	637,624
Series 2020 A, RB(h)	0.00%	09/01/2035	750	516,426
Series 2020 A, RB(h)	0.00%	09/01/2036	850	555,325
Series 2020 A, RB(h)	0.00%	09/01/2037	825	509,477
Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	611,774
Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	547,299
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	2,870	2,871,469
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,350	1,351,974
Waterstone Community Development District;
Series 2007 A, RB(i)	6.88%	05/01/2037	412	309,168
Series 2007 B, RB(h)	0.00%	11/01/2028	39	36,150
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	2,305	2,307,444
Series 2005 A-2, RB	5.75%	05/01/2036	1,295	1,244,965
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	335	335,002
Westside Community Development District; Series 2019-2, RB	5.65%	05/01/2037	305	302,686
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(d)	5.00%	05/01/2043	1,465	1,472,049
Series 2023, RB(d)	5.25%	05/01/2054	4,480	4,414,346
Wildwood (City of), FL Village Community Development Disctrict No. 16; Series 2025, RB	5.13%	05/01/2056	5,520	5,362,292
Zephyr Ridge Community Development District; Series 2006, RB	5.63%	05/01/2037	515	511,725
				137,341,625
Georgia–4.38%
Atlanta (City of), GA (Green Bonds); Series 2026 A-1, RB	5.25%	07/01/2056	10,000	10,341,056
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	315	251,862
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(d)	5.56%	12/15/2048	6,000	5,489,104
Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	5,000	4,495,754
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	5,500	5,601,831
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	$1,155	$1,156,906
Series 2018 A, RB	6.00%	12/01/2038	2,260	2,260,680
Series 2018 A, RB	6.25%	12/01/2048	5,565	5,564,579
Series 2018 A, RB	6.50%	12/01/2053	3,205	3,205,171
Georgia Housing & Finance Authority;
Series 2026 A, RB	4.80%	12/01/2046	2,035	2,017,746
Series 2026 C, Ref. RB (CEP - Federal Housing Administration)	5.00%	12/01/2053	3,285	3,281,957
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	4,040	4,041,309
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	5,000	4,994,219
Series 2023 B, RB(b)	5.00%	03/01/2030	5,000	5,215,269
Series 2023 C, RB(b)	5.00%	09/01/2030	5,000	5,233,470
Series 2024 B, RB(b)	5.00%	03/01/2032	5,435	5,772,666
Metropolitan Atlanta Rapid Transit Authority (Green Bonds); Series 2025 A, RB	5.25%	07/01/2050	5,000	5,272,543
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	884,942
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,208,083
Series 2018 A-1, RB	6.38%	12/01/2053	1,280	1,244,304
Series 2018 A-2, RB(b)	5.50%	12/01/2028	845	826,179
				78,359,630
Hawaii–0.58%
Hawaii (State of) Airports System; Series 2025 B, RB	5.00%	07/01/2049	10,000	10,407,650
Idaho–0.21%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	3,735	3,797,623
Illinois–8.33%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	2,150	2,215,197
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	3,000	3,000,101
Series 2018 B, RB	5.00%	01/01/2053	10,500	10,528,557
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2035	1,360	1,349,804
Series 2016, RB	6.00%	04/01/2046	4,300	4,344,582
Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	2,866,925
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	3,380	3,286,034
Chicago (City of), IL Midway International Airport; Series 2025 B, Ref. RB	5.00%	01/01/2055	10,000	10,020,850
Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,274
Series 2020 A, Ref. RB	5.00%	12/01/2055	2,140	2,141,808
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2041	3,500	3,245,657
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	228	228,165
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	575	554,723
Harvey (City of), IL;
Series 2008, RB	6.88%	08/01/2028	1,015	1,008,242
Series 2023 A, GO Bonds	4.50%	01/01/2054	3,440	2,569,008
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,067,498
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,657,804
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,755,843
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,095,899
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	771,544
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,194,748
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	3,923,174
Series 2024 B, GO Bonds	5.25%	05/01/2044	3,000	3,097,722
Series 2024 C, GO Bonds	4.00%	10/01/2048	5,410	4,684,350
Illinois (State of) Finance Authority; Series 2025, Ref. RB(d)	5.88%	09/01/2046	2,500	2,419,692
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009, VRD RB (LOC - PNC Bank, N.A.)(l)(m)	2.30%	08/01/2043	$5,000	$5,000,000
Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,624,053
Illinois (State of) Regional Transportation Authority; Series 2018 B, RB	4.00%	06/01/2043	19,365	17,963,977
Illinois State Toll Highway Authority; Series 2025, RB(e)	5.00%	01/01/2045	21,090	21,606,630
Indiana (State of) Finance Authority (Institute of Technology); Series 2019, Ref. RB	5.00%	09/01/2040	2,500	2,315,183
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	935,119
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,027,335
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,324,340
Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	1,417	1,419,276
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	2,500	2,486,877
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	963,865
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	312	294,149
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	2,545	2,593,216
Southwestern Illinois Development Authority; Series 2006, RB(j)	5.63%	11/01/2026	197	39,323
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(a)	5.00%	02/01/2028	210	217,152
Series 2018 A, GO Bonds(a)	5.00%	02/01/2028	135	139,598
Series 2018 A, GO Bonds(a)	5.00%	02/01/2028	160	165,449
Series 2018 A, GO Bonds(a)	5.00%	02/01/2028	40	41,362
Series 2018 A, GO Bonds(a)	5.00%	02/01/2028	30	31,022
Series 2018 A, GO Bonds(a)	5.00%	02/01/2028	25	25,851
Series 2018 A, Ref. GO Bonds(a)	5.00%	02/01/2028	210	217,152
Series 2018 A, Ref. GO Bonds(a)	5.00%	02/01/2028	155	160,279
Series 2018 A, Ref. GO Bonds(a)	5.00%	02/01/2028	135	139,598
Series 2018 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	02/01/2032	695	715,084
Series 2018 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	02/01/2033	505	518,530
Series 2018 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	02/01/2034	455	466,421
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	5.00%	03/01/2033	1,638	1,638,094
				149,117,136
Indiana–1.66%
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	3,490	3,205,794
Indiana Finance Authority; Series 2025, RB(e)	5.00%	10/01/2053	10,000	10,015,282
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	16,040	16,421,263
				29,642,339
Iowa–1.25%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	5,004,727
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(b)	5.00%	12/01/2032	7,785	8,643,061
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI)(c)	5.25%	12/01/2051	2,500	2,574,175
PEFA Inc. (Gas); Series 2019, RB(a)(b)	5.00%	09/01/2026	5,190	5,190,000
Xenia (City of), IA Rural Water District; Series 2016, Ref. RN(a)	5.00%	12/01/2026	1,000	1,005,804
				22,417,767
Kansas–0.12%
University of Kansas Hospital Authority (The University of Kansas Health System); Series 2026 A, Ref. RB	5.25%	03/01/2045	2,000	2,119,607
Kentucky–2.52%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB(a)(c)	5.00%	09/01/2026	5,000	5,000,000
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB (INS - BAM)(c)	5.00%	04/01/2038	2,500	2,517,068
Kentucky (Commonwealth of) Public Energy Authority;
Series 2022 A-1, RB(b)	4.00%	08/01/2030	15,000	15,124,965
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	10,000	10,460,857
Series 2024 A-1, RB(b)	5.00%	07/01/2030	5,000	5,164,638
Series 2025 B, RB	5.00%	12/01/2033	4,300	4,374,697
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky Bond Development Corp. (Collegiate Housing Foundation-Bowling Green Llc – Western Kentucky University Project); Series 2026, RB (INS - AGI)	5.25%	07/01/2051	$2,500	$2,555,919
				45,198,144
Louisiana–1.04%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	3	2,368
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans); Series 2017, Ref. RB	4.25%	07/01/2037	785	487,579
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	5,000	4,834,758
Louisiana Stadium & Exposition District; Series 2023 A, Ref. RB	5.00%	07/01/2048	13,235	13,368,242
				18,692,947
Maine–0.09%
Maine State Housing Authority; Series 2026 C, RB	4.70%	11/15/2046	1,700	1,658,627
Maryland–1.00%
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,511,370
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(c)	5.00%	07/01/2034	5	5,040
Series 2016, Ref. RB	5.00%	06/01/2036	400	397,407
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	10,000	10,132,513
Maryland Department of Housing & Community Development; Series 2026 D, Ref. RB	4.90%	09/01/2046	1,435	1,410,491
Maryland Economic Development Corp. (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(d)	5.00%	03/27/2035	3,000	3,167,871
Prince George’s (County of), MD (Victoria Falls); Series 2005, RB	5.25%	07/01/2035	1,223	1,228,021
				17,852,713
Massachusetts–1.33%
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2021, RB	4.00%	06/01/2050	10,000	8,953,027
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,484,382
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026, Ref. RB	5.00%	12/01/2045	1,000	1,041,478
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2026 253, Ref. RB (CEP - GNMA)	4.75%	12/01/2046	1,000	974,751
Massachusetts (Commonwealth of) Port Authority; Series 2026 A, Ref. RB	5.25%	07/01/2056	10,000	10,419,364
				23,873,002
Michigan–1.16%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGI)(c)	7.50%	07/01/2033	60	60,210
Lansing (City of), MI Board of Water & Light; Series 2026, RB(e)	5.25%	07/01/2054	10,000	10,235,240
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB (Acquired 11/08/2010; Cost $345,000)(g)	5.90%	12/01/2030	345	275,991
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	635	633,165
Michigan (State of) Public Educational Facilities Authority (Old Redford); Series 2005 A, RB (Acquired 12/09/2005; Cost $1,155,000)(g)	6.00%	12/01/2035	1,155	922,505
Michigan (State of) Strategic Fund (Wolverine Human Services); Series 2007, RN (Acquired 08/28/2008-10/09/2008; Cost $4,467,672)(g)(j)	5.85%	08/31/2027	5,281	1,848,499
Michigan (state of) Tobacco Settlement Finance Authority; Series 2008 C, RB(h)	0.00%	06/01/2058	214,275	3,521,995
Plymouth Educational Center Charter School;
Series 2005, Ref. RB(j)	5.38%	11/01/2030	400	88,000
Series 2005, Ref. RB(j)	5.63%	11/01/2035	1,325	291,500
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	585,508
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,344,151
				20,806,764
Minnesota–0.19%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	1,024,868
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	$2,300	$2,313,936
				3,338,804
Mississippi–0.62%
Mississippi (State of) Development Bank (Mississippi Gulf Coast Community College District Facilities); Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,016,943
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,144,241
				11,161,184
Missouri–1.64%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment); Series 2005 A, RB(f)	7.05%	05/01/2027	60	45,000
Broadway-Fairview Transportation Development District; Series 2006 A, RB(f)	5.88%	12/01/2031	675	270,000
Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);
Series 2015, RB	5.00%	12/15/2040	580	552,005
Series 2015, RB	5.13%	12/15/2050	1,330	1,201,282
Hollister (City of), MO; Series 2019, RB(d)	5.63%	10/01/2039	2,295	2,317,055
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	5.00%	04/01/2046	295	276,935
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(f)(j)	5.75%	03/01/2029	169	30,495
Missouri (State of) Health & Educational Facilities Authority (SSM Health); Series 2018 A, RB	5.00%	06/01/2048	7,500	7,539,082
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	50	45,593
St. Louis (City of), MO;
Series 2007 A, RB(f)	5.50%	09/02/2028	373	78,330
Series 2024, RB (INS - AGI)(c)	5.25%	07/01/2049	10,000	10,338,861
Series 2024, RB (INS - AGI)(c)	5.25%	07/01/2054	5,000	5,123,408
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(f)	5.50%	05/29/2028	661	99,153
St. Louis (City of), MO (Ludwig Lofts); Series 2008, RN(f)(n)	6.69%	04/21/2029	1,080	43,200
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RN(f)	5.50%	03/09/2027	1,879	263,060
Series 2007 A, RN(f)	5.50%	01/20/2028	672	208,320
Series 2007 B, RN(f)(j)	5.50%	01/20/2028	466	4,660
Series 2008 A, RB(f)	6.60%	01/21/2028	3,254	846,040
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(f)(j)	5.75%	04/01/2027	320	48,000
				29,330,479
Montana–0.08%
Hardin (City of), MT; Series 2006, RB(f)(n)	6.25%	09/01/2031	11,710	1,405,200
Nebraska–1.22%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	6,150	6,362,040
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	5,000	5,171,736
Nebraska Investment Finance Authority (Social Bonds); Series 2024 E, RB (CEP - GNMA)	4.80%	09/01/2054	4,990	4,865,265
Omaha (City of), NE Public Power District; Series 2021 A, RB (INS - AGI)(c)	4.00%	02/01/2051	6,000	5,409,131
				21,808,172
Nevada–0.55%
Clark (County of), NV (Special Improvement District No. 128); Series 2007 A, RB	5.05%	02/01/2031	245	246,418
Las Vegas Valley Water District;
Series 2022 A, GO Bonds	4.00%	06/01/2051	5,000	4,437,521
Series 2025, GO Bonds(e)	5.25%	06/01/2055	5,000	5,181,386
				9,865,325
New Hampshire–0.96%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - BAM)(c)(h)	0.00%	01/01/2029	305	279,116
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	72	72,405
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	4,809	4,671,021
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(b)	4.15%	10/01/2034	994	941,473
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	4,929	4,632,044
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(d)(h)	0.00%	12/01/2034	$7,265	$4,204,335
New Hampshire (State of) Business Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(d)	5.63%	12/15/2033	1,270	1,287,573
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(d)	5.25%	07/01/2039	390	389,250
Series 2019 A, RB(d)	5.63%	07/01/2046	230	230,277
Series 2019 A, RB(d)	5.75%	07/01/2054	570	562,161
				17,269,655
New Jersey–5.70%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	03/01/2032	250	252,092
Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	03/01/2037	500	502,707
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2046	5,000	4,765,758
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)	5.00%	12/15/2026	3,000	3,021,720
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	1,962,845
Series 2018 A, RB	5.00%	06/15/2047	735	740,766
Series 2018 C, RB	5.00%	06/15/2031	4,855	4,971,972
Series 2018 C, RB	5.00%	06/15/2042	3,500	3,535,636
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(d)	6.50%	11/01/2052	220	223,559
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2024 A, Ref. RB	5.25%	07/01/2054	10,000	10,373,604
New Jersey (State of) Transportation Trust Fund Authority;
Series 2019 BB, RB	4.00%	06/15/2050	6,055	5,377,205
Series 2020 AA, RB	4.00%	06/15/2050	8,250	7,337,246
New Jersey (State of) Turnpike Authority; Series 2025, RB(e)(k)	5.25%	01/01/2055	5,700	5,938,004
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	3,500	3,609,239
Series 2018 A, Ref. RB	5.00%	06/01/2030	12,030	12,378,521
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,500	4,619,545
Series 2018 A, Ref. RB	5.00%	06/01/2032	12,980	13,306,751
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,005	5,126,378
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,049,325
Series 2018 A, Ref. RB	5.00%	06/01/2046	7,145	6,969,322
Series 2018 B, Ref. RB	5.00%	06/01/2046	4,120	3,985,123
				102,047,318
New Mexico–0.01%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	230,171
New York–6.19%
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(d)	5.25%	10/15/2050	1,830	1,733,515
Metropolitan Transportation Authority (Green Bonds); Series 2019 A, RB	5.00%	11/15/2045	10,065	10,166,666
New York (City of), NY;
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	10,000	10,447,155
Series 2024 C, GO Bonds	5.25%	03/01/2053	10,150	10,375,709
New York (City of), NY Transitional Finance Authority;
Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,476,191
Series 2024 D, RB	5.50%	05/01/2052	10,000	10,470,790
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.00%	03/15/2034	5,020	5,028,205
Series 2020 D, Ref. RB	4.00%	02/15/2047	2,000	1,807,434
Series 2025 A, Ref. RB	5.00%	03/15/2050	5,000	5,069,498
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2053	5,000	4,317,173
New York City Housing Development Corp.;
Series 2024 F-1A, RB	5.00%	11/01/2054	6,875	6,796,134
Series 2026, RB	4.95%	11/01/2056	2,865	2,811,379
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	5,000	4,808,507
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	$50	$51,010
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	274,594
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	8,500	7,455,809
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2035	2,305	2,432,152
Onondaga Civic Development Corp.; Series 2025, RB	5.50%	12/01/2056	5,000	5,312,865
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB	5.25%	12/01/2054	1,500	1,538,307
Series 2025, RB (INS - AGI)(c)	4.50%	12/01/2056	1,500	1,435,082
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	13,790	12,927,129
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	2,000	2,173,931
				110,909,235
North Carolina–1.14%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2022 A, RB	4.00%	07/01/2052	5,000	4,543,023
Series 2026, Ref. RB	5.25%	07/01/2056	8,400	8,779,184
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,113,551
				20,435,758
Ohio–3.01%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	2,960	2,539,039
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	21,135	16,162,099
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	10,000	671,241
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	3,445	3,452,015
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.25%	01/01/2050	5,000	5,167,014
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	4,706,140
Series 2017, Ref. RB	5.50%	02/15/2057	6,050	6,050,411
Franklin (County of), OH; Series 2025, RB(e)	5.25%	11/01/2055	6,165	6,360,004
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	5,000	4,477,605
Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	959,444
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,000	957,538
Ohio (State of) Housing Finance Agency; Series 2026, Ref. RB (CEP - GNMA)	4.95%	09/01/2051	2,365	2,348,559
				53,851,109
Oklahoma–0.55%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2030	3,350	3,432,350
Oklahoma Municipal Power Authority; Series 2025, RB (INS - AGI)(e)(k)	5.25%	01/01/2056	6,150	6,388,016
				9,820,366
Pennsylvania–6.56%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	2,865,613
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Green Bonds); Series 2019, RB	4.00%	12/01/2049	1,350	1,184,725
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2032	3,000	3,096,904
Series 2018, RB	5.00%	06/01/2033	2,000	2,061,175
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,235	1,229,246
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,242,814
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,335	6,364,615
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	5,250	4,475,506
Series 2022, Ref. RB	5.00%	05/01/2057	6,615	6,481,007
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2025, Ref. RB	5.00%	11/15/2042	2,500	2,548,527
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of); First Series 2018-1, GO Bonds (INS - BAM)(c)	4.00%	03/01/2036	$4,175	$4,183,084
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 143-A, RB	5.30%	04/01/2044	10,000	10,275,967
Series 2025-149A, RB(e)	5.15%	10/01/2050	10,000	9,970,347
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,038,341
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,552,061
Series 2017 B-1, RB	5.00%	06/01/2042	5,125	5,155,859
Series 2020 B, RB	5.00%	12/01/2045	5,000	5,142,201
Series 2021 A, RB	4.00%	12/01/2050	2,000	1,725,361
Series 2021 B, RB	4.00%	12/01/2051	8,500	7,270,183
Series 2021 B, Ref. RB	5.00%	12/01/2051	7,000	7,082,349
Philadelphia (City of), PA; Series 2024 C, RB (INS - AGI)(c)	5.25%	09/01/2049	5,000	5,230,318
Philadelphia (City of), PA Authority for Industrial Development; Series 2025, RB(e)	5.50%	07/01/2053	11,000	11,599,881
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	5,000	5,041,306
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,867,822
Philadelphia School District (The);
Series 2016 F, Ref. GO Bonds(a)	5.00%	09/01/2026	1,000	1,000,000
Series 2026 A, GO Bonds	5.50%	09/01/2051	1,625	1,726,593
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB(a)	5.00%	01/01/2027	4,000	4,030,512
				117,442,317
Puerto Rico–4.27%
PRHTA Custodial Trust; Series 2022 I, RB(j)	5.00%	12/06/2049	11	2,511
PRIFA Custodial Trust;
Series 2005 A, RB	0.00%	03/15/2049	413	114,867
Series 2005 A, RB	0.00%	03/15/2049	645	470,482
Series 2022, RB	0.00%	03/15/2049	6,998	3,098,891
Series 2022, RB	0.00%	03/15/2049	6,362	3,093,516
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	4,698	3,433,199
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,009	2,042,093
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,964	4,164,611
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,637,911
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	3,233,948
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,731,741
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	7,044,926
Subseries 2022, RN	0.00%	11/01/2043	2,553	1,822,395
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 CCC, RB(j)	5.00%	07/01/2028	2,000	1,482,500
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	124	121,525
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	32,588	11,730,028
Series 2018 A-1, RB(h)	0.00%	07/01/2051	31,582	8,277,105
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,323,731
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,270,135
Series 2019 A-2, RB	4.54%	07/01/2053	387	355,260
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	4,883,596
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	900	891,149
Series 2006 Q, RB	5.00%	06/01/2036	150	142,979
				76,369,099
Rhode Island–0.83%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(g)(j)	7.25%	07/15/2035	4,915	1,916,850
Rhode Island Health & Educational Building Corp.; Series 2026 89-A, RB (CEP - GNMA)	4.70%	10/01/2046	1,250	1,219,472
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–(continued)
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2024, RB	5.25%	05/15/2049	$1,825	$1,867,055
Series 2024, RB	5.25%	05/15/2054	5,000	5,067,182
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	15	15,038
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,695,986
				14,781,583
South Carolina–1.43%
Charleston County Airport District; Series 2024 B, RB	5.25%	07/01/2054	5,000	5,126,682
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.75%	12/01/2060	635	624,538
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2048	2,500	2,632,885
Series 2024, RB	5.50%	11/01/2049	5,000	5,250,225
Series 2024, RB	5.50%	11/01/2050	5,370	5,617,520
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	6,250	6,393,856
				25,645,706
Tennessee–1.10%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	219,113
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(c)	5.50%	07/01/2054	1,250	1,284,529
Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	5.00%	07/01/2049	5,000	5,038,429
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2026, Ref. RB	5.00%	07/01/2043	4,000	4,168,146
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	5.13%	06/01/2036	200	201,701
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	3,490	3,510,955
Series 2021 A, RB(b)	5.00%	11/01/2031	5,000	5,210,057
				19,632,930
Texas–11.18%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(d)	5.75%	06/15/2055	1,000	1,000,141
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	870,379
Arlington Higher Education Finance Corp. (Winfree Academy);
Series 2019, Ref. RB(a)	5.75%	08/15/2029	170	183,527
Series 2019, Ref. RB	5.75%	08/15/2043	1,230	1,219,274
Board of Regents of the University of Texas System; Series 2025 B, RB	5.00%	08/15/2051	6,965	7,121,818
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(e)	5.25%	02/15/2060	5,000	5,176,463
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2021 B, Ref. RB	4.00%	11/01/2045	10,000	9,038,666
Series 2022 B, Ref. RB	5.00%	11/01/2050	5,000	5,068,821
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(d)	5.00%	04/01/2032	1,100	1,098,208
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	11,500	10,068,942
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	12,000	10,439,312
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2045	10,000	9,025,573
Harris (County of), TX Flood Control District (Green Bonds); Series 2023 A, GO Bonds	4.00%	09/15/2048	5,000	4,445,756
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	5,365	4,803,342
Harris County Hospital District; Series 2025, GO Bonds(e)	5.50%	02/15/2050	5,500	5,820,004
Houston (City of), TX;
Series 2026 C, Ref. RB (INS - AGI)(c)	5.00%	09/01/2044	1,250	1,298,645
Series 2026 C, Ref. RB (INS - AGI)(c)	5.25%	09/01/2051	1,035	1,071,898
Series 2026 C, Ref. RB	5.25%	09/01/2051	1,035	1,063,617
Series 2026, RB(e)	5.50%	09/01/2058	3,100	3,226,699
Series 2026, RB (INS - AGI)(e)	5.50%	09/01/2058	3,200	3,364,255
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	8,691,719
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	$10,750	$9,388,984
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	7,500	6,367,211
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	3,235	3,413,521
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(e)	5.25%	02/15/2055	5,000	5,189,336
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,000	6,118,138
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	3,000	3,159,617
Series 2025 A, RB	6.50%	10/01/2060	1,800	1,889,005
New Hope Cultural Education Facilities Finance Corp. (Beta Academy);
Series 2019, RB(d)	5.00%	08/15/2039	425	407,212
Series 2019, RB(d)	5.00%	08/15/2049	150	134,973
Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(e)	5.25%	02/15/2055	4,000	4,120,512
Prosper Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,150	8,912,518
San Antonio (City of), TX;
Series 2025, RB(e)	5.25%	02/01/2046	5,000	5,258,443
Series 2025, RB(e)(k)	5.50%	02/01/2050	10,000	10,546,825
Southwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	5,000	4,340,945
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	6,408,345
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2031	2,500	2,616,305
Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,249,219
Texas Municipal Gas Acquisition & Supply Corp. V; Series 2026, RB	5.00%	04/01/2036	10,000	10,382,059
Texas Transportation Finance Corp.; Series 2025, RB(e)	5.50%	10/01/2055	6,660	7,087,737
Wylie Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(e)	5.25%	08/15/2054	5,000	5,144,648
				200,232,612
Utah–1.01%
Black Desert Public Infrastructure District; Series 2024, RB(d)	5.63%	12/01/2053	4,871	4,928,101
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(e)(k)	5.50%	06/01/2050	5,000	5,295,552
Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	725,118
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(d)	5.38%	06/15/2049	1,110	1,014,515
Utah Housing Corp.; Series 2026 F, RB (CEP - GNMA)	4.88%	07/01/2046	6,130	6,084,331
				18,047,617
Virgin Islands–0.07%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGI)(c)	5.00%	10/01/2032	1,200	1,211,650
Virginia–0.52%
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(f)(j)	6.75%	03/01/2034	301	186,620
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	6,320	6,190,127
Lynchburg (City of), VA Economic Development Authority (Centra Health Obligated Group);
Series 2026, RB	5.25%	01/01/2044	1,000	1,050,982
Series 2026, RB	5.25%	01/01/2045	650	681,133
Series 2026, RB	5.25%	01/01/2046	520	542,334
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	721,051
				9,372,247
Washington–1.34%
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	20	20,007
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,101	1,093,753
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	5,000	4,840,999
Series 2018, RB	5.00%	07/01/2058	5,000	4,754,427
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	8,500	8,501,008
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2034	$2,250	$2,279,241
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(c)(d)	5.25%	07/01/2055	2,500	2,503,641
				23,993,076
West Virginia–0.24%
West Virginia (State of) Hospital Finance Authority (United Health System Obligated); Series 2025, RB	5.50%	06/01/2050	4,170	4,349,508
Wisconsin–1.57%
Public Finance Authority; Series 2026-1 Class A-1, RB	5.40%	06/20/2044	1,399	1,428,546
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(c)(h)	0.00%	12/15/2055	5,445	1,167,159
Series 2020, RB (INS - AGI)(c)(h)	0.00%	12/15/2060	25,000	4,033,840
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,114,467
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	6,609,597
Wisconsin (State of) Public Finance Authority; Series 2023 B, RB(d)	0.00%	07/01/2062	6,750	5,501,250
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);
Series 2019 A, RB (INS - AGI)(c)	5.00%	07/01/2036	900	918,368
Series 2019 A, RB (INS - AGI)(c)	5.00%	07/01/2058	1,500	1,485,417
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	230	230,178
Series 2012 A, RB	6.00%	07/15/2042	350	350,162
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(d)	5.00%	06/15/2039	310	300,019
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(d)	5.38%	06/01/2044	535	465,406
Series 2019 A, RB(d)	5.50%	06/01/2054	540	444,040
				28,048,449
TOTAL INVESTMENTS IN SECURITIES(o)–107.02% (Cost $1,999,260,318)				1,916,185,359
FLOATING RATE NOTE OBLIGATIONS–(7.73)%
Notes with interest and fee rates ranging from 2.83% to 3.60% at 08/31/2026 and contractual maturities of collateral ranging from 01/01/2045 to 07/15/2060 (See Note 1K)(p)				(138,435,000)
OTHER ASSETS LESS LIABILITIES–0.71%				12,777,989
NET ASSETS–100.00%				$1,790,528,348
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NCCU	– North Carolina Central University
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco AMT-Free Municipal Income Fund

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $79,227,072, which represented 4.42% of the Fund’s Net Assets.

(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Restricted security. The aggregate value of these securities at August 31, 2026 was $6,774,535, which represented less than 1% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $9,982,383, which represented less than 1% of the Fund’s Net Assets.

(k)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $35,065,310. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2026. At August 31, 2026, the
Fund’s investments with a value of $191,034,531 are held by TOB Trusts and serve as collateral for the $138,435,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco AMT-Free Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,999,260,318)	$1,916,185,359
Cash	2,404,457
Receivable for:
Investments sold	184,176
Fund shares sold	2,140,396
Interest	21,651,847
Investments matured, at value (Cost $6,882,664)	3,854,477
Investment for trustee deferred compensation and retirement plans	144,616
Other assets	293,502
Total assets	1,946,858,830
Liabilities:
Floating rate note obligations	138,435,000
Payable for:
Investments purchased	12,316,978
Dividends	3,122,089
Fund shares reacquired	1,560,529
Accrued fees to affiliates	592,153
Accrued interest expense	28,814
Accrued trustees’ and officers’ fees and benefits	37,486
Accrued other operating expenses	92,817
Trustee deferred compensation and retirement plans	144,616
Total liabilities	156,330,482
Net assets applicable to shares outstanding	$1,790,528,348
Net assets consist of:
Shares of beneficial interest	$2,341,210,253
Distributable earnings (loss)	(550,681,905)
$1,790,528,348
Net Assets:
Class A	$889,206,212
Class C	$37,949,481
Class Y	$856,156,044
Class R6	$7,216,611
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	134,769,121
Class C	5,791,614
Class Y	130,128,583
Class R6	1,092,903
Class A:
Net asset value per share	$6.60
Maximum offering price per share (Net asset value of $6.60 ÷ 95.75%)	$6.89
Class C:
Net asset value and offering price per share	$6.55
Class Y:
Net asset value and offering price per share	$6.58
Class R6:
Net asset value and offering price per share	$6.60
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco AMT-Free Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$49,952,051
Expenses:
Advisory fees	3,903,015
Administrative services fees	130,506
Custodian fees	6,085
Distribution fees:
Class A	1,147,391
Class C	207,453
Interest, facilities and maintenance fees	2,630,253
Transfer agent fees — A, C and Y	756,333
Transfer agent fees — R6	684
Trustees’ and officers’ fees and benefits	18,475
Registration and filing fees	55,876
Reports to shareholders	19,678
Professional services fees	84,797
Other	12,522
Total expenses	8,973,068
Net investment income	40,978,983
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(230,534))	(5,383,493)
Futures contracts	2,744,486
(2,639,007)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(66,552,726)
Futures contracts	150,385
(66,402,341)
Net realized and unrealized gain (loss)	(69,041,348)
Net increase (decrease) in net assets resulting from operations	$(28,062,365)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco AMT-Free Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$40,978,983	$86,536,008
Net realized gain (loss)	(2,639,007)	(35,841,552)
Change in net unrealized appreciation (depreciation)	(66,402,341)	753,825
Net increase (decrease) in net assets resulting from operations	(28,062,365)	51,448,281
Distributions to shareholders from distributable earnings:
Class A	(19,835,875)	(41,651,852)
Class C	(714,353)	(1,681,936)
Class Y	(20,294,181)	(41,195,892)
Class R6	(168,586)	(445,859)
Total distributions from distributable earnings	(41,012,995)	(84,975,539)
Share transactions–net:
Class A	(78,874,062)	(142,049,531)
Class C	(5,316,405)	(17,348,119)
Class Y	(21,757,991)	(275,660,287)
Class R6	(1,043,401)	(2,877,043)
Net increase (decrease) in net assets resulting from share transactions	(106,991,859)	(437,934,980)
Net increase (decrease) in net assets	(176,067,219)	(471,462,238)
Net assets:
Beginning of period	1,966,595,567	2,438,057,805
End of period	$1,790,528,348	$1,966,595,567
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco AMT-Free Municipal Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$6.84	$0.14	$(0.24)	$(0.10)	$(0.14)	$6.60	(1.44)%(d)	$889,206	1.04%(d)(e)	1.04%(d)(e)	0.76%(d)(e)	4.19%(d)(e)	9%
Year ended 02/28/26	6.89	0.27	(0.05)	0.22	(0.27)	6.84	3.32 (d)	1,002,648	1.06 (d)	1.06 (d)	0.75 (d)	4.08 (d)	29
Year ended 02/28/25	6.96	0.25	(0.06)	0.19	(0.26)	6.89	2.82 (d)	1,157,194	0.91 (d)	0.91 (d)	0.75 (d)	3.57 (d)	18
Year ended 02/29/24	6.80	0.23	0.18	0.41	(0.25)	6.96	6.22 (d)	1,259,062	0.93 (d)	0.93 (d)	0.77 (d)	3.40 (d)	21
Year ended 02/28/23	7.61	0.24	(0.81)	(0.57)	(0.24)	6.80	(7.51)(d)	1,328,471	0.88 (d)	0.88 (d)	0.75 (d)	3.42 (d)	53
Year ended 02/28/22	7.79	0.19	(0.10)	0.09	(0.27)	7.61	1.03 (d)	1,685,219	0.80 (d)	0.80 (d)	0.74 (d)	2.42 (d)	10
Class C
Six months ended 08/31/26	6.79	0.12	(0.24)	(0.12)	(0.12)	6.55	(1.84)	37,949	1.80 (e)	1.80 (e)	1.52 (e)	3.43 (e)	9
Year ended 02/28/26	6.84	0.22	(0.06)	0.16	(0.21)	6.79	2.53	44,786	1.82	1.82	1.51	3.32	29
Year ended 02/28/25	6.90	0.19	(0.04)	0.15	(0.21)	6.84	2.18	63,106	1.67	1.67	1.51	2.81	18
Year ended 02/29/24	6.74	0.18	0.18	0.36	(0.20)	6.90	5.44	80,994	1.69	1.69	1.53	2.64	21
Year ended 02/28/23	7.54	0.18	(0.80)	(0.62)	(0.18)	6.74	(8.19)	98,530	1.64	1.64	1.51	2.66	53
Year ended 02/28/22	7.72	0.13	(0.11)	0.02	(0.20)	7.54	0.24	154,706	1.56	1.56	1.50	1.66	10
Class Y
Six months ended 08/31/26	6.82	0.15	(0.24)	(0.09)	(0.15)	6.58	(1.33)	856,156	0.80 (e)	0.80 (e)	0.52 (e)	4.43 (e)	9
Year ended 02/28/26	6.87	0.29	(0.06)	0.23	(0.28)	6.82	3.56	910,625	0.82	0.82	0.51	4.32	29
Year ended 02/28/25	6.93	0.26	(0.04)	0.22	(0.28)	6.87	3.21	1,206,198	0.67	0.67	0.51	3.81	18
Year ended 02/29/24	6.77	0.25	0.18	0.43	(0.27)	6.93	6.48	1,099,816	0.69	0.69	0.53	3.64	21
Year ended 02/28/23	7.58	0.25	(0.81)	(0.56)	(0.25)	6.77	(7.33)	898,454	0.64	0.64	0.51	3.66	53
Year ended 02/28/22	7.76	0.21	(0.11)	0.10	(0.28)	7.58	1.26	983,831	0.56	0.56	0.50	2.66	10
Class R6
Six months ended 08/31/26	6.85	0.15	(0.25)	(0.10)	(0.15)	6.60	(1.43)	7,217	0.74 (e)	0.74 (e)	0.46 (e)	4.49 (e)	9
Year ended 02/28/26	6.90	0.29	(0.05)	0.24	(0.29)	6.85	3.64	8,537	0.76	0.76	0.45	4.38	29
Year ended 02/28/25	6.96	0.27	(0.05)	0.22	(0.28)	6.90	3.28	11,560	0.60	0.60	0.44	3.88	18
Year ended 02/29/24	6.80	0.25	0.18	0.43	(0.27)	6.96	6.54	8,072	0.62	0.62	0.46	3.71	21
Year ended 02/28/23	7.61	0.26	(0.81)	(0.55)	(0.26)	6.80	(7.22)	5,374	0.57	0.57	0.44	3.73	53
Year ended 02/28/22	7.79	0.22	(0.11)	0.11	(0.29)	7.61	1.35	6,714	0.49	0.49	0.43	2.73	10

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
August 31, 2026, the years ended February 28, 2026 and 2025, February 29, 2024, February 28, 2023 and 2022, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco AMT-Free Municipal Income Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco AMT-Free Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser
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Invesco AMT-Free Municipal Income Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
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Invesco AMT-Free Municipal Income Fund

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
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Invesco AMT-Free Municipal Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.41%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $13,371 in front-end sales commissions from the sale of Class A shares and $14,210 and $989 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s
24
Invesco AMT-Free Municipal Income Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,910,763,935	$5,421,424	$1,916,185,359
Other Investments - Assets
Investments Matured	—	3,551,995	302,482	3,854,477
Total Investments	$—	$1,914,315,930	$5,723,906	$1,920,039,836
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2026:
Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$2,744,486
Change in Net Unrealized Appreciation:
Futures contracts	150,385
Total	$2,894,871
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$136,424,615

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2026, the Fund engaged in securities purchases of $57,766,964 and securities sales of $40,049,439, which resulted in net realized gains (losses) of $(230,534).
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
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Invesco AMT-Free Municipal Income Fund

During the six months ended August 31, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $434,783 with an average interest rate of 3.83%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2026, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2026 were $137,045,000 and 3.18%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$99,773,558	$373,698,411	$473,471,969
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $171,816,665 and $255,342,687, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$26,108,420
Aggregate unrealized (depreciation) of investments	(123,727,682)
Net unrealized appreciation (depreciation) of investments	$(97,619,262)
Cost of investments for tax purposes is $2,017,659,098.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	5,337,867	$35,863,921	22,116,065	$147,650,792
Class C	262,966	1,755,820	923,854	6,139,130
Class Y	25,621,505	171,715,599	59,829,217	397,425,844
Class R6	724,790	4,886,906	149,417	994,531
Issued as reinvestment of dividends:
Class A	1,595,028	10,688,964	3,449,818	23,032,535
Class C	69,300	461,110	162,801	1,078,526
Class Y	1,507,432	10,072,265	3,410,391	22,689,881
Class R6	19,450	130,326	57,931	386,678
Automatic conversion of Class C shares to Class A shares:
Class A	613,061	4,107,388	1,261,185	8,380,924
Class C	(617,399)	(4,107,388)	(1,270,392)	(8,380,924)
26
Invesco AMT-Free Municipal Income Fund

Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(19,298,360)	$(129,534,335)	(48,177,929)	$(321,113,782)
Class C	(514,653)	(3,425,947)	(2,448,494)	(16,184,851)
Class Y	(30,469,790)	(203,545,855)	(105,313,244)	(695,776,012)
Class R6	(898,233)	(6,060,633)	(636,793)	(4,258,252)
Net increase (decrease) in share activity	(16,047,036)	$(106,991,859)	(66,486,173)	$(437,934,980)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Invesco AMT-Free Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco AMT-Free Municipal Income Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five
28
Invesco AMT-Free Municipal Income Fund

year periods and reasonably comparable to the performance of the Index for the three year period.  The Board considered that the Fund’s overweight exposure to BBB, unrated, tobacco and Puerto Rico bonds carrying higher risk, security selection in longer duration bonds and California holdings detracted from Fund performance for the one and three year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
29
Invesco AMT-Free Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
30
Invesco AMT-Free Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROAFM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco California Municipal Fund
Nasdaq:
A: OPCAX ■ C: OCACX ■ Y: OCAYX ■ R6: IORCX

2	Schedule of Investments
20	Financial Statements
23	Financial Highlights
24	Notes to Financial Statements
31	Approval of Investment Advisory and Sub-Advisory Contracts
33	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.00%
California–103.51%
Adelanto Community Facilities District No. 2006-2 (Improvement Area No. 2); Series 2015 A, RB	5.00%	09/01/2045	$1,000	$1,000,031
Adelanto Public Utility Authority (Utility System); Series 2014 A, RB	5.00%	07/01/2039	5,170	4,995,647
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	1,400	1,439,558
Alameda (City of), CA Corridor Transportation Authority;
Series 2022 A, Ref. RB(a)	5.40%	10/01/2050	1,000	579,183
Series 2022 C, RB (INS - AGI)(b)	5.00%	10/01/2052	5,000	5,070,528
Alvord Unified School District; Series 2023 A, GO Bonds (INS - BAM)(b)	5.00%	08/01/2052	10,000	10,260,922
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	290	293,426
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	127,656
Series 2019, RB	5.00%	09/01/2031	140	142,957
Series 2019, RB	5.00%	09/01/2049	775	775,637
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2053	875	853,204
Beaumont Unified School District Community Facilities District No. 2022-1 (Improvement Area No. 2);
Series 2025, RB	5.00%	09/01/2050	305	302,945
Series 2025, RB	5.00%	09/01/2055	900	885,361
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(c)	0.00%	08/01/2032	3,045	2,536,711
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	503,484
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,700	1,707,474
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,000,488
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(d)	5.25%	07/01/2049	3,905	4,014,155
Series 2024 B, RB(d)	5.25%	07/01/2054	12,300	12,531,375
Series 2026 B, RB (INS - AGI)(b)(d)	5.25%	07/01/2046	2,500	2,623,936
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(e)	5.50%	09/01/2036	2,500	825,000
Series 2006, RB(e)	5.55%	09/01/2036	2,325	767,250
California (State of);
Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,723,602
Series 2022, RB(f)	5.00%	11/01/2042	11,370	12,057,529
Series 2025, GO Bonds(f)	4.13%	03/01/2049	4,500	4,345,411
Series 2025, GO Bonds	5.00%	03/01/2055	3,680	3,806,642
Series 2025, GO Bonds(f)	5.00%	03/01/2055	7,500	7,758,105
Series 2026, GO Bonds	5.00%	08/01/2046	7,500	7,953,178
Series 2026, GO Bonds	5.00%	10/01/2046	5,000	5,294,011
Series 2026, GO Bonds	5.25%	10/01/2051	9,000	9,593,383
Series 2026, Ref. GO Bonds	4.25%	08/01/2046	2,500	2,464,793
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024, RB(g)	5.00%	04/01/2032	10,000	10,479,401
Series 2024, RB(g)	5.00%	08/01/2032	20,000	20,338,916
Series 2024, RB(g)	5.00%	10/01/2032	5,000	5,188,638
Series 2024, RB(g)	5.00%	12/01/2032	25,000	25,402,840
Series 2025 B, RB(g)	5.00%	11/01/2035	7,500	7,913,826
Series 2025 C, RB(g)	5.00%	10/01/2033	11,000	11,405,570
Series 2026, RB	5.00%	03/01/2036	10,000	10,277,275
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(g)	5.25%	10/01/2031	5,000	5,247,859
Series 2026, RB(g)	5.00%	02/01/2036	7,500	7,896,010
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	667,073
Series 2018, RB	5.25%	05/01/2053	2,500	2,501,696
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency;
Series 2007 D, RB(c)(h)	0.00%	06/01/2057	$45,600	$3,610,248
Series 2007 E, RB(c)(h)	0.00%	06/01/2057	51,500	3,518,691
Series 2007 F, RB(c)(h)	0.00%	06/01/2057	55,250	3,651,434
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	537,632
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,150,262
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	13,450	13,470,767
Series 2006 C, RB(c)	0.00%	06/01/2055	332,360	33,249,893
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	9,470	9,482,495
Series 2006 A, RB(c)	0.00%	06/01/2046	62,110	17,576,304
Series 2006 C, RB(c)	0.00%	06/01/2055	71,700	8,145,973
Series 2006 D, RB(c)	0.00%	06/01/2055	309,500	29,683,928
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	614,125
Series 2020 B-2, Ref. RB(c)	0.00%	06/01/2055	16,320	2,735,069
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	3,155	2,899,750
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(c)	0.00%	06/01/2055	6,050	1,205,653
California (State of) Department of Water Resources (Central Valley); Series 2026 A, RB	5.00%	12/01/2056	15,000	15,548,298
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,715,738
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.50%	10/01/2053	5,505	5,199,231
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	2,300	2,184,757
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(h)	6.25%	06/01/2053	2,340	2,204,291
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(h)	5.00%	06/01/2054	2,500	2,328,738
Series 2024 A, RB(h)	5.00%	06/01/2064	7,500	6,837,779
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village);
Series 2024, RB	5.25%	11/01/2049	11,805	12,406,782
Series 2024, RB	5.25%	11/01/2054	5,000	5,206,351
California (State of) Enterprise Development Authority (Rocklin Academy (The)); Series 2024, RB(h)	5.00%	06/01/2054	2,625	2,433,397
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2021 A, Ref. RB	4.00%	08/15/2048	25,715	23,981,102
California (State of) Health Facilities Financing Authority (CommonSpirit Health);
Series 2020, Ref. RB(i)	4.00%	04/01/2030	210	219,289
Series 2020, Ref. RB	4.00%	04/01/2049	5,925	5,309,848
Series 2024 A, RB	5.00%	12/01/2054	4,195	4,251,380
California (State of) Health Facilities Financing Authority (El Camino Health); Series 2025 A, Ref. RB	5.25%	02/01/2048	1,500	1,594,821
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services);
Series 2024, RB	5.25%	11/15/2048	1,000	1,016,221
Series 2024, RB	5.25%	11/15/2058	4,750	4,760,523
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	10,000	10,686,783
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2017, RB	4.00%	11/15/2047	560	522,910
Series 2022, Ref. RB	4.00%	05/15/2051	3,540	3,168,893
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,090,096
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	7,625	7,627,313
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2020 A, Ref. RB	4.00%	08/15/2050	$15,000	$13,870,860
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(i)	5.00%	11/15/2026	935	939,785
Series 2026 A, Ref. RB	5.25%	11/15/2049	4,000	4,244,652
Series 2026 A, Ref. RB	5.00%	11/15/2056	22,500	22,765,086
California (State of) Housing Finance Agency;
Series 2019 A, RB	4.25%	01/15/2035	0	2
Series 2026 A, RB (CEP - Federal Housing Administration)	4.15%	08/01/2043	15,000	14,591,269
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation); Series 2026, RB	5.00%	07/01/2056	2,630	2,691,560
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB (Acquired 11/26/2025; Cost $5,050,000)(d)(g)(h)(j)	12.00%	11/02/2026	5,050	3,206,750
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(h)	5.00%	01/01/2056	2,450	2,065,510
California (State of) Municipal Finance Authority;
Series 2024 D, RB	5.00%	09/01/2049	1,000	987,040
Series 2024 D, RB	5.00%	09/01/2054	1,000	965,501
Series 2025 A-1, RB	3.44%	02/20/2041	6,900	6,208,803
Series 2026 2, Class A-2, RB	4.50%	03/20/2048	3,500	3,427,321
Series 2026, RB	5.35%	06/20/2046	2,247	2,364,162
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	3,015	2,924,126
California (State of) Municipal Finance Authority (Ascent 613);
Series 2025 A, RB(h)	5.00%	01/01/2038	1,060	1,066,799
Series 2025 A, RB(h)	5.38%	01/01/2055	8,645	8,501,992
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	280	279,745
Series 2018 A, RB(h)	5.00%	06/01/2048	3,225	3,049,151
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	685,015
Series 2020 B, RB	4.00%	09/01/2050	1,095	929,513
Series 2021 A, RB	4.00%	09/01/2041	655	597,532
Series 2021 A, RB	4.00%	09/01/2046	1,095	965,630
Series 2021 B, RB	4.00%	09/01/2046	830	728,094
Series 2021 B, RB	4.00%	09/01/2051	775	642,975
Series 2022 B, Ref. RB	6.00%	09/01/2052	2,160	2,239,261
Series 2022 B, Ref. RB	6.30%	09/01/2052	870	915,199
Series 2022 C, RB	6.25%	09/01/2052	1,885	1,978,137
Series 2023 B, RB	5.75%	09/01/2053	1,350	1,395,324
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,000	966,723
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,011,984
Series 2021 B, Ref. RB	4.00%	08/15/2041	295	262,498
Series 2021 B, Ref. RB	4.00%	08/15/2051	435	352,616
California (State of) Municipal Finance Authority (Caritas) (Social Bonds);
Series 2023, RB	5.25%	08/15/2058	1,100	1,111,365
Series 2024, Ref. RB	5.00%	08/15/2049	1,000	997,765
Series 2024, Ref. RB	5.00%	08/15/2059	1,600	1,556,798
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	5,900	5,945,595
California (State of) Municipal Finance Authority (City of Chula Vista-Sunbow); Series 2024 A, RB	5.00%	09/01/2054	1,700	1,653,519
California (State of) Municipal Finance Authority (City of Elk Grove-Madeira Ranch);
Series 2024, RB	5.00%	09/01/2049	785	777,976
Series 2024, RB	5.00%	09/01/2054	750	736,011
California (State of) Municipal Finance Authority (Cityview Apartments) (Green Bonds); Series 2021, RB(h)	4.00%	11/01/2036	1,625	1,534,385
California (State of) Municipal Finance Authority (Clay Lacy Aviation Facilities - John Wayne Airport); Series 2026, RB(d)(h)	6.00%	01/01/2055	4,100	4,251,324
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Community Health Centers of the Central Coast, Inc.); Series 2025 A, RB	5.75%	12/01/2055	$2,500	$2,576,005
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,002,751
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2039	3,345	3,489,453
Series 2024, Ref. RB	5.00%	11/15/2044	1,995	2,032,990
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(h)	6.63%	01/01/2032	610	601,745
Series 2012, RB(h)	6.88%	01/01/2042	2,080	2,021,320
California (State of) Municipal Finance Authority (Gracelight Community Health); Series 2025 A, RB	5.38%	06/01/2056	1,900	1,816,720
California (State of) Municipal Finance Authority (Greenfield Commons I) (Green Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	2,950	3,046,668
California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2021, RB	4.00%	10/01/2046	1,080	954,573
Series 2021, RB	4.00%	10/01/2049	8,000	6,798,044
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(d)	5.00%	12/31/2043	13,630	13,703,823
Series 2018 A, RB(d)	5.00%	12/31/2047	18,610	18,384,318
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,000	981,702
California (State of) Municipal Finance Authority (Open Door Community Health Centers); Series 2021, RB (INS - Cal-Mortgage)(b)	4.00%	09/15/2051	3,385	3,005,770
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	600	553,273
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(b)	5.25%	11/01/2052	5,400	5,302,741
California (State of) Municipal Finance Authority (PRS California Obligated Group); Series 2024, Ref. RB	5.00%	04/01/2054	3,030	3,002,810
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	8,000	8,160,537
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	3,230	2,978,338
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization); Series 2026, RB	5.25%	09/01/2051	16,190	16,854,674
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(h)	5.00%	11/01/2029	685	694,710
Series 2019 A, Ref. RB(h)	5.00%	11/01/2039	1,475	1,459,456
Series 2019 A, Ref. RB(h)	5.00%	11/01/2049	2,700	2,466,054
California (State of) Municipal Finance Authority (South Central Los Angeles); Series 2024, Ref. RB	4.00%	12/01/2043	1,000	937,542
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory); Series 2024 A, RB	5.00%	09/01/2049	1,500	1,538,134
California (State of) Municipal Finance Authority (Turning Point Schools);
Series 2024, Ref. RB(h)	5.25%	06/01/2044	1,075	1,026,913
Series 2024, Ref. RB(h)	5.50%	06/01/2054	1,300	1,195,684
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(d)	4.00%	07/15/2029	20,000	20,102,724
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	600,680
California (State of) Municipal Finance Authority (Westside Neighborhood School);
Series 2024, RB(h)	6.20%	06/15/2054	1,800	1,864,909
Series 2024, RB(h)	6.38%	06/15/2064	1,000	1,039,657
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 04/25/2019; Cost $1,437,417)(h)(j)(k)	5.00%	08/01/2039	1,400	840,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $1,387,423)(d)(h)(j)(k)	7.50%	07/01/2032	1,425	16,031
Series 2017, RB (Acquired 05/25/2017; Cost $1,890,139)(d)(h)(j)(k)	8.00%	07/01/2039	1,900	21,375
Series 2020, RB (Acquired 10/06/2020; Cost $401,185)(d)(h)(j)(k)	7.50%	07/01/2032	420	4,725
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(d)(h)	5.00%	07/01/2037	3,000	3,001,503
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(d)(h)	5.00%	11/21/2045	1,000	1,035,753
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(h)	5.00%	11/21/2045	2,500	2,531,235
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	5,000	4,219,363
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(h)	5.00%	01/01/2056	1,000	857,474
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(h)	5.00%	11/15/2036	$1,000	$1,014,509
Series 2021, RB(h)	5.00%	11/15/2046	4,000	3,756,356
Series 2021, RB(h)	5.00%	11/15/2051	3,590	3,230,419
Series 2021, RB(h)	5.00%	11/15/2056	2,685	2,362,533
California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(h)	5.00%	06/15/2050	1,540	1,398,548
Series 2020 A, RB(h)	5.00%	06/15/2055	1,030	909,269
California (State of) Public Finance Authority (Hazelden Betty Ford Foundation); Series 2025 A, RB	5.00%	11/01/2054	5,245	5,183,519
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,000,188
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	965,371
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(h)	10.00%	05/15/2028	2,900	4,106,562
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy);
Series 2019 A, RB(h)	5.00%	06/15/2049	1,400	1,289,718
Series 2025 A, RB(h)	5.63%	06/15/2055	1,155	1,143,401
Series 2025 A, RB(h)	6.00%	06/15/2065	3,850	3,879,140
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(h)	5.00%	07/01/2036	385	371,058
Series 2019 A, RB(h)	5.00%	07/01/2044	630	557,945
Series 2019 A, RB(h)	5.00%	07/01/2054	1,600	1,327,734
California (State of) Public Works Board; Series 2025 A, RB	5.00%	04/01/2050	5,500	5,698,262
California (State of) Public Works Board (Various Capital); Series 2025 A, RB(f)	5.00%	04/01/2050	8,000	8,288,386
California (State of) School Finance Authority; Series 2024 A, RB(h)	5.75%	06/01/2053	2,000	1,908,325
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2015, RB(h)	5.00%	07/01/2045	650	632,143
Series 2024, Ref. RB(h)	5.00%	07/01/2059	2,850	2,683,148
California (State of) School Finance Authority (Aspen Public Schools Obligated Group);
Series 2022 A, RB (Acquired 09/23/2022; Cost $3,681,672)(h)(j)	6.13%	07/01/2052	3,745	3,752,427
Series 2022 A, RB (Acquired 09/23/2022; Cost $4,554,266)(h)(j)	6.25%	07/01/2062	4,655	4,653,609
California (State of) School Finance Authority (Aspire Public School);
Series 2016, Ref. RB(h)	5.00%	08/01/2041	2,425	2,341,116
Series 2016, Ref. RB(h)	5.00%	08/01/2046	685	640,978
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	1,000	946,061
Series 2020 A, RB(h)	5.00%	08/01/2059	3,120	2,771,112
California (State of) School Finance Authority (Camino Nuevo Charter Academy Obligated Group) (Green Bonds); Series 2023, Ref. RB(h)	5.25%	06/01/2053	1,550	1,466,433
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(h)(i)	6.25%	07/01/2027	875	899,114
Series 2017, RB(h)	6.25%	07/01/2037	375	347,605
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2024, RB(h)	5.00%	07/01/2064	1,440	1,255,961
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(h)	5.00%	08/01/2045	2,305	2,183,272
Series 2018 A, RB(h)	5.00%	08/01/2038	1,000	1,001,906
Series 2018 A, RB(h)	5.00%	08/01/2048	2,150	1,996,382
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(h)	4.25%	07/01/2028	500	500,129
California (State of) School Finance Authority (Harbor Springs Obligated Group);
Series 2024, RB(h)	5.50%	07/01/2054	2,250	2,257,958
Series 2024, RB(h)	5.63%	07/01/2063	1,000	1,000,485
California (State of) School Finance Authority (Hawking Steam Charter School);
Series 2022, RB(h)	5.38%	07/01/2056	995	972,624
Series 2022, RB(h)	5.50%	07/01/2062	1,000	985,843
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(h)	5.00%	07/01/2045	500	491,554
Series 2017 A, RB(h)	5.00%	07/01/2037	590	592,020
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2049	1,700	1,651,134
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Magnolia Public Schools Obligated Groups); Series 2025 A, RB(h)	5.00%	07/01/2055	$2,000	$1,856,578
California (State of) School Finance Authority (New Designs Charter School);
Series 2019 A, RB(h)	5.00%	06/01/2050	1,060	990,341
Series 2024, Ref. RB(h)	5.00%	06/01/2054	1,950	1,795,599
Series 2024, Ref. RB(h)	5.00%	06/01/2064	7,055	6,290,459
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - California Higher Education Intercept Program)(h)	5.88%	06/01/2053	700	701,234
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(h)	5.50%	08/01/2043	550	522,190
Series 2023, Ref. RB(h)	5.50%	08/01/2047	525	488,779
California (State of) School Finance Authority (Scholarship Prep Public Schools – Obligated Group); Series 2023 A, RB(h)	6.00%	06/01/2063	2,035	1,939,038
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(h)	4.00%	11/01/2051	2,700	2,152,807
California (State of) School Finance Authority (Stem Preparatory Schools - Obligated Group);
Series 2023 A, RB(h)	5.13%	06/01/2053	500	463,170
Series 2023 A, RB(h)	5.38%	05/01/2063	1,000	939,766
California (State of) School Finance Authority (Value Schools);
Series 2016 A, RB(h)	5.25%	07/01/2031	510	510,315
Series 2023 A, Ref. RB (CEP - California Higher Education Intercept Program)(h)	5.25%	07/01/2048	700	693,838
California (State of) School Finance Authority (Vibrant Minds Charter School);
Series 2025, RB(h)	6.75%	04/15/2045	1,650	1,668,675
Series 2025, RB(h)	7.00%	04/15/2055	3,000	3,002,796
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,135	1,144,703
Series 2017, RB	5.00%	09/02/2046	1,265	1,267,370
Series 2020 B, RB	4.00%	09/02/2050	445	360,630
Series 2021 A, RB	4.00%	09/02/2051	1,990	1,641,317
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015 A, Ref. RB	5.00%	03/01/2033	775	775,628
Series 2018 A, Ref. RB	5.00%	03/01/2042	1,185	1,190,978
Series 2018 A, Ref. RB	5.00%	03/01/2048	1,860	1,861,703
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	4,230	3,716,927
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	875	832,165
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	1,500	1,246,045
Series 2020, RB	4.00%	09/01/2050	2,000	1,647,154
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	2,465	2,044,728
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2018-02); Series 2020, RB(h)	7.25%	09/01/2050	4,255	4,305,000
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.25%	09/01/2052	1,650	1,655,175
California (State of) Statewide Communities Development Authority (Community Facilities District); Series 2024, RB	5.00%	09/01/2054	900	870,234
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,050	3,076,563
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGI)(b)	5.25%	08/15/2052	3,000	3,003,183
Series 2022 A, RB (INS - AGI)(b)	5.38%	08/15/2057	2,320	2,332,090
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2021, Ref. RB	4.00%	04/01/2051	1,600	1,325,760
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(b)(d)	5.20%	06/01/2036	1,895	1,896,830
California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	690	625,339
California (State of) Statewide Communities Development Authority (Improvement Area No. 3);
Series 2024, RB	5.00%	09/01/2049	375	373,157
Series 2024, RB	5.00%	09/01/2054	550	531,810
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco); Series 2016, RB (INS - Cal-Mortgage)(b)	4.00%	11/01/2046	$7,825	$7,037,028
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2024 A, Ref. RB	5.00%	12/01/2049	6,540	6,718,787
Series 2024 A, Ref. RB	5.25%	12/01/2054	2,360	2,441,345
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	1,000	974,507
Series 2019, RB(h)	5.00%	06/01/2034	375	381,548
Series 2019, RB(h)	5.00%	06/01/2039	100	100,263
Series 2019, RB(h)	5.00%	06/01/2051	295	279,683
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(h)	5.25%	12/01/2056	7,330	7,333,654
California (State of) Statewide Communities Development Authority (McSweeny);
Series 2023, RB	5.00%	09/01/2048	1,350	1,339,671
Series 2023, RB	5.25%	09/01/2053	2,225	2,226,004
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	1,640	1,654,633
Series 2019, RB(h)	5.25%	07/01/2049	3,375	3,344,425
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California);
Series 2023, Ref. RB (INS - Cal-Mortgage)(b)	4.13%	04/01/2053	1,000	902,786
Series 2026, RB (INS - Cal-Mortgage)(b)	5.00%	04/01/2056	2,850	2,832,436
California (State of) Statewide Communities Development Authority (Sand Creek); Series 2021, RB	4.00%	09/01/2041	550	500,646
California (State of) Statewide Communities Development Authority (Sequoia Living); Series 2025 A, Ref. RB (INS - Cal-Mortgage)(b)	5.00%	07/01/2055	5,000	4,934,844
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2021 C-1, RB	4.00%	09/02/2041	2,185	1,895,846
Series 2022, RB	5.38%	09/02/2052	995	1,002,935
Series 2023, RB	5.25%	09/02/2043	1,125	1,134,563
Series 2023, RB	5.25%	09/01/2051	2,395	2,418,888
Series 2023, RB	5.50%	09/02/2053	1,875	1,894,272
Series 2024, RB	5.00%	09/02/2049	1,100	1,103,457
Series 2024, RB	5.00%	09/02/2054	1,100	1,063,616
California (State of) Statewide Communities Development Authority (The Siena Apartments); Series 2026 A, RB (CEP - FNMA)(d)	4.20%	05/01/2036	2,500	2,473,984
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,425	2,425,406
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	3,250	3,314,627
Series 2002 B, RB	6.00%	05/01/2037	390	397,755
Series 2002 B, RB	6.00%	05/01/2043	3,130	3,137,320
Series 2002, RB	6.00%	05/01/2043	2,125	2,167,312
Series 2006 A, RB(c)	0.00%	06/01/2046	8,000	2,083,283
California State University;
Series 2025 A, Ref. RB	4.63%	11/01/2056	4,000	4,036,585
Series 2025, RB(f)	5.25%	11/01/2056	30,000	31,716,002
Series 2026 A, Ref. RB	5.00%	11/01/2044	8,830	9,532,643
Series 2026 A, Ref. RB	5.00%	11/01/2046	2,000	2,135,232
Series 2026 A, Ref. RB	5.00%	11/01/2047	2,000	2,125,502
Series 2026 A, Ref. RB	5.00%	11/01/2048	2,000	2,112,848
Carson (City of), CA Public Financing Authority;
Series 2019, RB	5.00%	09/02/2030	545	576,043
Series 2024, RB	5.00%	06/01/2049	5,000	5,143,140
Cerritos Community College District (Election of 2022); Series 2026 B, GO Bonds	5.00%	08/01/2051	4,000	4,250,918
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	$170	$161,628
Series 2024, RB	5.00%	09/01/2049	675	669,866
Series 2024, RB	5.00%	09/01/2054	740	724,045
Series 2025, RB	5.00%	09/01/2050	1,000	985,056
Series 2025, RB	5.13%	09/01/2050	1,215	1,219,019
Series 2025, RB	5.00%	09/01/2055	1,000	970,490
Series 2025, RB	5.25%	09/01/2055	1,500	1,509,823
Chino Valley Unified School District (Election of 2016); Series 2024 D, GO Bonds(c)	0.00%	08/01/2047	12,750	4,776,493
Chula Vista (City of), CA Community Facilities District No. 16-1 (Improvement Area No. 2); Series 2021, RB	4.00%	09/01/2051	1,775	1,490,058
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(b)	4.63%	08/01/2029	20	20,030
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(b)(c)	0.00%	08/01/2029	735	677,609
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(h)	5.00%	09/01/2030	265	270,589
Series 2018, RB(h)	5.00%	09/01/2038	1,090	1,103,587
Series 2018, RB(h)	5.00%	09/01/2048	2,015	2,015,833
Series 2018, RB(h)	5.00%	09/01/2053	1,525	1,487,013
Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(b)	5.25%	09/01/2027	220	220,259
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(b)(c)	0.00%	06/01/2035	1,300	902,956
Series 2019 B, GO Bonds (INS - BAM)(b)(c)	0.00%	06/01/2041	6,250	3,026,818
Series 2019 B, GO Bonds (INS - BAM)(b)(c)	0.00%	06/01/2042	4,335	1,998,063
Corona Community Facilities District (Bedford Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,600	1,553,953
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,037
Series 2007 C, Ref. RB	6.50%	12/15/2047	820	820,107
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2023, RB	5.00%	09/01/2048	1,675	1,627,545
Series 2023, RB	5.00%	09/01/2053	2,600	2,509,575
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	75,404
Series 2021, RB	4.00%	09/01/2050	540	449,222
Eastern Municipal Water District (Community Facilities District No. 2017-77);
Series 2023, RB	5.25%	09/01/2048	1,100	1,110,382
Series 2023, RB	5.25%	09/01/2053	1,385	1,382,576
Eastern Municipal Water District (Community Facilities District No. 2018-80);
Series 2025, RB	5.00%	09/01/2050	1,000	986,417
Series 2025, RB	5.00%	09/01/2054	500	489,220
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	2,000	1,943,442
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	10,330	9,388,618
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(c)	0.00%	08/01/2033	4,430	3,515,972
Elk Grove (City of), CA Finance Authority; Series 2024, RB	5.00%	09/01/2051	1,700	1,676,390
Elsinore Valley Municipal Water District; Series 2021 A, RB(h)	4.50%	09/01/2051	2,680	2,405,760
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	875,335
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1);
Series 2022, RB	5.00%	09/01/2042	3,290	3,331,343
Series 2024, RB	5.00%	09/01/2049	415	410,176
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2049	3,030	2,998,827
Series 2024, RB	5.00%	09/01/2054	2,825	2,759,994
Fontana (City of), CA (The Meadows); Series 2020, RB	4.00%	09/01/2050	5	4,263
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB	6.85%	01/15/2042	1,000	1,157,199
Series 2015, Ref. RB (INS - AGI)(b)(c)	0.00%	01/15/2035	2,745	2,010,663
Series 2021 A, Ref. RB (INS - BAM)(b)	4.00%	01/15/2046	10,000	9,216,055
Series 2021 C, Ref. RB	4.00%	01/15/2043	1,705	1,581,827
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	817,395
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Gilroy Public Facilities Financing Authority; Series 2021 A, RB	3.00%	08/01/2046	$3,720	$2,860,546
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(c)(i)	0.00%	08/01/2029	615	564,007
Series 2009 A, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2029	4,735	4,352,744
Series 2009 A, GO Bonds(c)(i)	0.00%	08/01/2031	2,235	1,912,133
Series 2009 A, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2031	1,415	1,211,891
Glendale (City of), CA;
Series 2025, RB	5.00%	02/01/2052	9,095	9,340,737
Series 2025, RB	5.00%	02/01/2055	10,995	11,377,683
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(c)	0.00%	06/01/2066	9,725	909,811
Golden Valley Unified School District Community Facilities District; Series 2025, RB	5.00%	09/01/2050	1,230	1,175,594
Hemet Unified School District (Community Facilities District No. 2021-5);
Series 2025, RB	5.00%	09/01/2050	5	4,966
Series 2025, RB	5.00%	09/01/2054	1,000	978,439
Hemet Unified School District (Community Facilities District No. 2022-02);
Series 2024, RB	5.00%	09/01/2046	625	628,017
Series 2024, RB	5.00%	09/01/2054	1,000	978,439
Hemet Unified School District (Community Facilities District No. 2023-1);
Series 2025, RB	5.00%	09/01/2050	900	893,935
Series 2025, RB	5.00%	09/01/2055	1,000	976,344
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,442,893
La Canada Irrigation District; Series 2025, COP	5.25%	12/01/2055	2,000	2,060,361
Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2041	350	316,162
Series 2021, RB	4.00%	09/01/2046	450	393,196
Series 2021, RB	4.00%	09/01/2051	700	579,900
Series 2026, RB	5.00%	09/01/2051	1,300	1,292,855
Lake Elsinore (City of), CA (Nichols Ranch);
Series 2024, RB	5.00%	09/01/2044	575	577,360
Series 2024, RB	5.00%	09/01/2049	850	834,467
Series 2024, RB	5.00%	09/01/2054	1,150	1,123,538
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,419,923
Lake Elsinore Unified School District Community Facilities District No. 2017-2; Series 2024, RB	5.00%	09/01/2054	850	830,441
Lake Elsniore (City of), CA Community Facilities District No. 2006-1; Series 2021, RB	4.00%	09/01/2051	430	357,797
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	695,826
Series 2020, RB	4.00%	09/01/2045	835	721,284
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	235,193
Series 2022, RB	4.00%	09/01/2052	3,000	2,490,489
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	1,960	1,965,257
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1); Series 2021, Ref. RB	4.00%	09/01/2043	320	286,213
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	52,448
Series 2007 A, RB	5.50%	11/15/2030	1,010	1,088,604
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,102,412
Los Alamitos Unified School District; Series 2013, GO Bonds	6.01%	08/01/2040	1,660	1,817,007
Los Angeles (City of), CA;
Series 2025 A, RB(f)	5.00%	06/01/2055	12,500	12,967,123
Series 2026 B, Ref. RB(d)	5.25%	05/15/2047	1,750	1,818,186
Series 2026 B, Ref. RB(d)	5.25%	05/15/2048	2,730	2,820,340
Series 2026, Ref. RB(d)	5.25%	05/15/2046	10,500	10,956,512
Series 2026, Ref. RB(d)	5.25%	05/15/2047	2,000	2,077,927
Series 2026, Ref. RB(d)	5.25%	05/15/2048	1,000	1,033,092
Los Angeles (City of), CA (Green Bonds); Series 2022, RB(d)	5.00%	05/15/2047	8,000	8,074,802
Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,447,415
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports;
Series 2018, RB(d)(f)	5.00%	05/15/2035	$11,410	$11,801,688
Series 2018, RB(d)(f)	5.00%	05/15/2036	10,640	10,973,248
Series 2019 A, Ref. RB(d)	5.00%	05/15/2049	16,710	16,764,775
Series 2021, Ref. RB(d)	4.00%	05/15/2046	6,400	5,754,684
Series 2022 A, RB(d)	5.00%	05/15/2045	12,875	13,039,424
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2022, RB(d)	4.00%	05/15/2047	10,000	8,928,723
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds);
Series 2025 A, RB(d)(f)(l)	5.50%	05/15/2055	10,000	10,400,070
Series 2025 A, Ref. RB(d)	5.00%	05/15/2055	2,850	2,837,673
Los Angeles (City of), CA Department of Water & Power;
Series 2021 B, Ref. RB	5.00%	07/01/2048	17,555	17,745,819
Series 2021 B, Ref. RB	5.00%	07/01/2051	10,165	10,243,457
Series 2022 B, Ref. RB	5.00%	07/01/2052	6,500	6,560,564
Series 2024 B, Ref. RB	5.00%	07/01/2038	1,000	1,062,823
Series 2024 D, RB	5.00%	07/01/2047	6,170	6,304,615
Series 2024 D, RB	5.00%	07/01/2050	5,700	5,773,794
Series 2025 A, Ref. RB	5.00%	07/01/2050	3,550	3,598,366
Series 2025 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2053	5,000	5,063,505
Series 2025 C, Ref. RB	5.00%	07/01/2055	5,000	5,057,289
Series 2026 A, RB	5.00%	07/01/2050	4,000	4,059,729
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities);
Series 2022, RB	5.00%	09/01/2052	2,000	1,988,909
Series 2024, RB	5.00%	09/01/2054	2,700	2,637,871
Los Angeles (County of), CA Metropolitan Transportation Authority (I-105 Expresslanes);
Series 2026 A, RB	5.50%	06/01/2051	2,000	2,114,342
Series 2026 A, RB	5.00%	06/01/2056	1,100	1,104,013
Series 2026 A, RB	5.25%	06/01/2056	500	512,949
Los Angeles (County of), CA Public Works Financing Authority;
Series 2025 J, RB	5.25%	12/01/2050	4,295	4,553,332
Series 2025 J, RB	5.50%	12/01/2054	10,000	10,759,909
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital);
Series 2026 A, Ref. RB	5.00%	10/01/2041	1,000	1,091,765
Series 2026 A, Ref. RB	5.00%	10/01/2042	4,000	4,343,470
Los Angeles (County of), CA Sanitation Districts Financing Authority (Joint Outfall System); Series 2026 A, RB	5.00%	10/01/2056	5,000	5,175,469
Los Angeles Unified School District; Series 2026 QRR, GO Bonds	4.25%	07/01/2050	3,000	2,853,484
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(b)	5.75%	03/15/2028	35	36,235
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,769,289
Series 2020, RB	4.00%	09/01/2051	3,560	2,921,524
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,439,747
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	251,736
Series 2020 A, RB	4.00%	09/01/2040	700	642,902
Series 2020 B, RB	4.00%	09/01/2040	700	626,402
Menifee (City of), CA;
Series 2024, RB	5.00%	09/01/2049	825	824,269
Series 2025 A, RB	5.00%	09/01/2050	605	602,591
Series 2025 A, RB	5.00%	09/01/2055	860	842,189
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	629,500
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2035	940	680,327
Menifee Union School District Public Financing Authority; Series 2017 A, RB(i)	5.00%	09/01/2026	1,000	1,000,000
Modesto (City of), CA Irrigation District; Series 2023 A, RB(f)	5.25%	10/01/2048	8,000	8,483,950
Montebello (City of), CA Public Financing Authority (Montebello Home2 Suites By Hilton Hotel);
Series 2026, Ref. RB	5.00%	06/01/2045	1,550	1,614,140
Series 2026, Ref. RB	5.00%	06/01/2046	1,500	1,550,379
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2031	840	720,472
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	$2,050	$2,051,897
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	436,992
Series 2019, RB	5.00%	09/01/2048	485	485,931
Moreno Valley Unified School District (Community Facilities District No. 2022-1);
Series 2025, RB	5.13%	09/01/2050	925	919,471
Series 2025, RB	5.13%	09/01/2055	1,750	1,705,365
Moreno Valley Unified School District (Community Facilities District No. 2023-1); Series 2025, RB	5.00%	09/01/2055	1,305	1,264,590
Mt. San Antonio Community College District (Election of 2024); Series 2025 A, GO Bonds	5.25%	08/01/2055	8,035	8,426,275
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center);
Series 2025 A, RB	5.00%	05/01/2055	10,000	10,136,821
Series 2025, RB	5.00%	05/01/2047	2,500	2,594,582
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	654,514
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(b)	5.00%	03/01/2030	1,500	1,503,281
North Orange (County of), CA Community College District; Series 2022 C, GO Bonds(f)(l)	4.00%	08/01/2047	6,000	5,686,978
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	9,255	7,982,636
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	180	177,633
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(a)	5.00%	08/01/2038	8,680	5,618,924
Series 2018 E, Ref. GO Bonds(a)	5.00%	08/01/2042	5,755	3,698,608
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2044	750	756,532
Series 2024, RB	5.00%	09/01/2049	1,000	993,739
Series 2024, RB	5.00%	09/01/2054	1,180	1,157,991
Ontario (City of), CA Community Facilities District;
Series 2023, RB	5.50%	09/01/2048	1,250	1,295,638
Series 2023, RB	5.75%	09/01/2054	2,250	2,342,418
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	638,724
Ontario (City of), CA Community Facilities District No. 45; Series 2020, RB	4.00%	09/01/2043	280	252,233
Ontario (City of), CA Community Facilities District No. 64; Series 2024, RB	5.00%	09/01/2055	2,995	2,889,239
Ontario (City of), CA Community Facilities District No. 71 (Neuhouse Phase 2);
Series 2025, RB	5.00%	09/01/2050	770	766,934
Series 2025, RB	5.00%	09/01/2055	1,495	1,464,038
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	125,124
Series 2015 A, RB	5.25%	08/15/2045	1,810	1,811,931
Series 2026, RB	5.00%	08/15/2046	1,500	1,518,008
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	1,000	991,573
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(b)	5.00%	08/01/2033	40	40,452
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(a)	6.38%	08/01/2045	3,330	3,208,518
Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	2,512,936
Series 2017, Ref. RB	5.00%	11/01/2042	4,835	4,695,418
Paradise Unified School District; Series 2023 C, GO Bonds	5.00%	08/01/2047	180	185,121
Perris (City of), CA Joint Powers Authority;
Series 2024, Ref. RB	5.00%	09/01/2033	1,190	1,271,403
Series 2025, RB	5.00%	09/01/2050	1,500	1,463,403
Series 2025, RB	5.00%	09/01/2054	1,500	1,452,532
Perris Community Facilities District; Series 2025, RB	5.00%	09/01/2056	1,425	1,352,664
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	75	58,240
Poway Unified School District (Del Sur East II);
Series 2020, RB (INS - AGI)(b)	4.00%	09/01/2050	2,000	1,797,480
Series 2020, RB (INS - AGI)(b)	4.00%	09/01/2050	2,255	2,026,659
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1);
Series 2021, RB	4.00%	09/01/2041	$390	$348,469
Series 2021, RB	4.00%	09/01/2046	585	504,495
Series 2021, RB	4.00%	09/01/2050	500	411,789
Rancho Cordova (City of), CA (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2046	225	195,312
Series 2021, RB	4.00%	09/01/2050	200	164,952
Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.38%	09/01/2053	1,300	1,317,462
Rancho Cordova (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,456,831
Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	331,326
Regents of the University of California Medical Center;
Series 2022 P, RB(f)	5.00%	05/15/2047	30,280	31,421,031
Series 2022 P, RB	4.00%	05/15/2053	10,000	9,084,816
Rialto (City of), CA Community Facilities District No. 2020-1 (El Rancho Verde);
Series 2025, RB	5.00%	09/01/2050	1,620	1,582,650
Series 2025, RB	5.13%	09/01/2055	1,000	987,632
Rialto (City of), CA Community Facilities District No. 2024-1 (Renaissance);
Series 2026, RB	5.00%	09/01/2051	525	519,905
Series 2026, RB	5.00%	09/01/2055	500	488,908
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(b)(c)	0.00%	08/01/2042	8,125	3,912,167
Series 2019 A, GO Bonds (INS - BAM)(b)(c)	0.00%	08/01/2043	4,500	2,058,127
Rib Floater Trust; Series 2026, VRD RB (LOC - Barclays Bank PLC)(h)(m)(n)	2.01%	03/01/2051	5,000	5,000,000
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds	6.63%	08/01/2042	10,530	12,415,394
River Islands Public Financing Authority;
Series 2022 A-1, Ref. RB (INS - AGI)(b)	5.25%	09/01/2052	10,365	10,715,570
Series 2022, RB (INS - AGI)(b)	5.25%	09/01/2052	2,000	2,067,645
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	995,623
Series 2017, RB	5.00%	09/01/2045	535	535,875
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor); Series 2017 A, Ref. RB (INS - BAM)(b)	4.00%	10/01/2040	500	468,672
Riverside Unified School District (Community Facilities District No. 29);
Series 2025, RB	5.00%	09/01/2050	855	843,386
Series 2025, RB	5.00%	09/01/2055	1,290	1,259,483
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	255,329
Series 2020, RB	4.00%	09/01/2050	610	508,916
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	248,141
Series 2021, RB	4.00%	09/01/2050	600	507,850
Riverside Unified School District (Community Facilities District No. 40);
Series 2025 A, RB	5.00%	09/01/2050	2,370	2,337,808
Series 2025 A, RB	5.00%	09/01/2055	2,000	1,952,687
Riverside Unified School District (Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,270	1,246,313
Riverside Unified School District (Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	770	755,638
Romoland School District (Underwood);
Series 2023, RB	5.00%	09/01/2046	370	370,731
Series 2023, RB	5.00%	09/01/2054	1,090	1,066,499
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,005,019
Romoland School District Community Facilities No. 2020-1; Series 2024, RB	5.00%	09/01/2054	1,000	987,205
Romoland School District Community Facilities No. 2022-2;
Series 2024, RB	5.00%	09/01/2044	375	377,771
Series 2024, RB	5.00%	09/01/2049	775	774,314
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	481,760
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	786,029
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 3; Series 2025, RB	5.13%	09/01/2050	1,240	1,243,732
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Roseville (City of), CA; Series 2023, RB	6.00%	09/01/2053	$1,500	$1,562,326
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1);
Series 2024, RB	5.00%	09/01/2049	1,125	1,101,470
Series 2024, RB	5.00%	09/01/2054	1,500	1,448,252
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	404,391
Series 2020, RB	4.00%	09/01/2050	1,000	850,102
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	357,025
Series 2020, RB	4.00%	09/01/2045	350	314,527
Series 2020, RB	4.00%	09/01/2050	475	403,798
Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,834,316
Series 2022, RB	5.00%	09/01/2052	2,760	2,651,956
Sacramento (City of), CA (Greenbriar Community Facilities District No. 2018-03, Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	1,000	982,808
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	455	458,276
Series 2015, Ref. RB	5.00%	09/01/2033	250	250,000
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2);
Series 2026, Ref. RB	5.00%	10/01/2046	5,000	5,331,712
Series 2026, Ref. RB	5.00%	10/01/2047	1,615	1,708,910
San Bernardino (City of), CA;
Series 2022, RB	5.13%	09/01/2047	555	559,035
Series 2022, RB	5.25%	09/01/2052	680	677,276
San Diego (City of), CA Public Facilities Financing Authority;
Series 2025, RB	5.00%	08/01/2055	12,000	12,455,782
Series 2026 A, Ref. RB	5.00%	08/01/2045	1,550	1,662,618
Series 2026 A, Ref. RB	5.00%	08/01/2046	875	933,006
Series 2026 A, Ref. RB	5.00%	08/01/2047	675	715,970
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2024, Ref. RB	5.00%	10/15/2054	1,425	1,465,511
Series 2025 A, Ref. RB	5.25%	10/15/2055	16,240	17,045,346
San Diego (City of), CA Public Financing Authority (Capital Improvement);
Series 2024 A, RB(f)	5.00%	10/15/2054	12,500	12,855,364
Series 2025 B, RB(f)	5.25%	10/15/2055	5,000	5,247,954
San Diego (County of), CA Redevelopment Agency (Gillespie Field); Series 2005 A, Ref. RB(d)	5.75%	12/01/2032	1,335	1,337,268
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2056	2,880	2,942,837
Series 2021 B, RB(d)	5.00%	07/01/2056	17,450	17,445,165
Series 2023 B, RB(d)	5.00%	07/01/2053	15,000	15,040,107
Series 2023 B, RB(d)	5.25%	07/01/2058	13,145	13,338,877
San Diego Unified School District; Series 2022, GO Bonds(f)	4.25%	07/01/2052	17,500	16,864,660
San Diego Unified School District (Election of 2008); Series 2024, GO Bonds	5.00%	07/01/2049	2,375	2,478,605
San Diego Unified School District (Election of 2012); Series 2026 ZR-7, Ref. GO Bonds	5.00%	07/01/2045	1,500	1,667,388
San Diego Unified School District (Election of 2018) (Green Bonds); Series 2023, GO Bonds	4.00%	07/01/2053	15,000	13,832,673
San Diego Unified School District (Election of 2022); Series 2025 C-3, GO Bonds	5.00%	07/01/2047	5,000	5,291,117
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(d)(i)	5.00%	05/01/2028	10	10,233
Second Series 2025 A, RB(d)(f)(l)	5.25%	05/01/2055	2,000	2,047,657
Second Series 2025 A, RB(d)(f)(l)	5.50%	05/01/2055	8,000	8,347,629
Series 2018 D, RB(d)	5.25%	05/01/2048	12,000	12,109,933
Series 2019 A, RB(d)	5.00%	05/01/2049	47,065	46,769,338
Series 2019 E, RB(d)	4.00%	05/01/2050	11,445	9,925,744
Series 2019 E, RB(d)	5.00%	05/01/2050	3,080	3,059,183
Series 2024, Ref. RB(d)	5.25%	05/01/2043	5,000	5,279,027
Series 2025 A, RB(d)	5.25%	05/01/2055	5,000	5,119,139
Series 2025, RB(d)	5.25%	05/01/2055	10,000	10,238,278
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Series 2026 E, VRD RB (LOC - Barclays Bank PLC)(d)(m)(n)	1.70%	05/01/2061	$7,000	$7,000,000
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	482,348
Series 2020, RB	4.00%	09/01/2050	1,025	855,146
Series 2023, RB(h)	5.25%	09/01/2048	960	966,253
Series 2023, RB(h)	5.50%	09/01/2053	2,050	2,084,234
San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(h)	4.00%	09/01/2052	2,000	1,630,838
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1 (Treasure Island);
Series 2022 A, RB(h)	5.00%	09/01/2037	385	394,614
Series 2022 A, RB(h)	5.00%	09/01/2052	2,000	1,855,120
Series 2022 B, RB(h)	5.00%	09/01/2052	1,000	927,560
Series 2023 B, RB(h)	5.50%	09/01/2053	1,510	1,450,125
Series 2025 A, RB(h)	5.00%	09/01/2055	2,250	2,091,508
San Francisco (City & County of), CA Public Utilities Commission;
Series 2024 C, RB(f)	5.00%	10/01/2054	24,325	25,097,056
Series 2024 D, RB(f)	5.00%	10/01/2054	4,755	4,905,920
Series 2025 D, RB(f)	5.00%	11/01/2055	10,000	10,327,455
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds); Series 2024 C, RB	5.00%	10/01/2054	5,000	5,158,693
San Francisco (City & County of), CA Special Tax District No. 2020-1;
Series 2023, RB(h)	5.75%	09/01/2050	850	875,695
Series 2023, RB(h)	5.75%	09/01/2053	1,800	1,849,801
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,445	2,446,624
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	2,810	2,811,163
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Transbay Infrastructure);
Series 2023, RB (INS - AGI)(b)	5.00%	08/01/2048	2,250	2,340,392
Series 2023, RB (INS - AGI)(b)	5.25%	08/01/2053	2,375	2,475,316
San Francisco Unified School District (Election of 2024); Series 2026 B, GO Bonds	5.00%	06/15/2047	1,845	1,934,487
San Jacinto Unified School District (Community Facilities District No. 2020-1); Series 2022, RB	4.00%	09/01/2052	760	604,319
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	160	160,272
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	315	315,086
San Joaquin Valley Clean Energy Authority (Green Bonds); Series 2025 A, RB(g)	5.50%	07/01/2035	10,000	10,796,251
San Jose (City of), CA; Series 2017 A, Ref. RB(d)	5.00%	03/01/2047	2,260	2,261,177
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(d)	6.20%	01/01/2041	3,150	3,114,706
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(b)(c)	0.00%	09/01/2031	3,110	2,665,727
San Leandro Unified School District (Election of 2020); Series 2022 B, GO Bonds	5.25%	08/01/2048	11,700	12,282,236
San Marcos Unified School District (Community Facilities District No. 7); Series 2019, RB	5.00%	09/01/2048	750	750,592
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds	6.63%	08/01/2042	1,010	1,127,385
Sanger Unified School District (Election of 2024); Series 2026 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2056	5,000	5,117,146
Santa Clara (County of), CA Financing Authority;
Series 2026 A, Ref. RB	3.50%	11/01/2044	1,500	1,326,307
Series 2026 A, Ref. RB	3.50%	11/01/2045	7,105	6,254,385
Series 2026 A, Ref. RB	3.63%	11/01/2046	2,200	1,946,674
Santa Clara (County of), CA Housing Authority (Rivertown Apartments);
Series 2001 A, RB(d)	5.85%	08/01/2031	575	576,250
Series 2001 A, RB(d)	6.00%	08/01/2041	2,070	2,106,539
Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	365	366,184
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(c)	0.00%	06/01/2036	19,795	11,520,045
Series 2007 A, RB(c)	0.00%	06/01/2041	10,000	3,821,029
Series 2007 B, RB(c)	0.00%	06/01/2047	12,650	3,127,023
Series 2007 C, RB(c)	0.00%	06/01/2056	65,815	6,622,114
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2028	$3,480	$3,301,351
Series 2007 C, GO Bonds (INS - AGI)(b)(c)	0.00%	08/01/2030	2,765	2,454,901
South San Francisco (City of), CA Community Facilities District No. 2021-01 (Oyster Point);
Series 2025, RB	5.00%	09/01/2045	600	603,003
Series 2025, RB	5.13%	09/01/2050	925	927,397
Series 2025, RB	5.25%	09/01/2055	1,600	1,610,477
Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2026	250	250,809
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,301,240
Series 2007 A, RB	5.00%	11/01/2028	205	210,764
Series 2007 A, RB	5.00%	11/01/2029	165	170,902
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,177,512
Southern California Public Power Authority (Southern Transmission System Renewal); Series 2026, RB	5.00%	07/01/2047	2,500	2,565,622
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(c)	0.00%	06/01/2046	3,000	399,010
Series 2019, Ref. RB	5.00%	06/01/2039	750	779,237
Series 2019, Ref. RB	5.00%	06/01/2048	2,005	1,966,821
State Center Community College District; Series 2025 D, GO Bonds	5.00%	08/01/2047	12,405	13,152,108
Stockton (City of), CA Community Facilities District (Westlake Villages II);
Series 2022, RB	5.13%	09/01/2052	1,800	1,799,064
Series 2024, RB	5.00%	09/01/2049	525	505,805
Series 2024, RB	5.00%	09/01/2054	625	594,636
Stockton Unified School District; Series 2025 A, GO Bonds (INS-BAM)(b)(f)	5.00%	08/01/2049	8,000	8,269,264
Sulphur Springs Union School District;
Series 2020, RB	4.00%	09/01/2050	1,225	1,020,534
Series 2024 A, RB	5.00%	09/01/2054	3,750	3,642,076
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements);
Series 2020, RB	4.00%	09/01/2050	5,750	4,838,833
Series 2024, Ref. RB	5.00%	09/01/2054	3,450	3,335,896
Temecula Valley Unified School District Community Facilities District (Community Facilities District No. 2021-1);
Series 2024, RB	5.00%	09/01/2044	285	282,090
Series 2024, RB	5.00%	09/01/2049	500	486,261
Series 2024, RB	5.00%	09/01/2054	350	336,931
Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	443,845
Series 2021, RB	4.00%	09/01/2051	930	785,331
Series 2024, RB	5.00%	09/01/2044	600	607,605
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,061,983
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(c)	0.00%	08/01/2034	2,990	2,034,012
Tracy (City of), CA Community Facilities District No. 21-1(Hillview);
Series 2022, RB	5.00%	09/01/2042	1,905	1,917,083
Series 2022, RB	5.00%	09/01/2052	2,400	2,355,984
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	2,600	2,583,933
Series 2020 A, RB	5.00%	10/01/2049	3,200	3,137,032
Series 2020 B, RB	5.00%	10/01/2035	250	252,858
Series 2020 B, RB	5.00%	10/01/2038	300	300,434
University of California;
Series 2013 AL-4, VRD Ref. RB(m)	0.01%	05/15/2048	30,000	30,000,000
Series 2020 BE, Ref. RB	4.00%	05/15/2050	7,500	7,083,214
Series 2021 BH, Ref. RB	4.00%	05/15/2051	2,500	2,326,243
Series 2026 CF, Ref. RB	5.00%	11/15/2042	10,000	10,708,455
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	$1,030	$1,031,186
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,081,076
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	629,507
Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	260	238,792
Series 2021 A, RB	4.00%	09/01/2045	165	141,715
Series 2021 A, RB	4.00%	09/01/2051	260	209,979
Val Verde Unified School District Community Facilities Disctrict No. 2018-2 (Stratford Ranch Improvement Area No. 2); Series 2023, RB	5.00%	09/01/2054	955	944,187
Victor Valley Community College District (Election of 2008); Series 2026 F, GO Bonds	5.00%	08/01/2052	1,510	1,569,989
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	486,381
Washington Township Health Care District;
Series 2023 A, RB	5.00%	07/01/2043	250	249,023
Series 2023 A, RB	5.75%	07/01/2048	500	519,448
Series 2023 A, RB	5.75%	07/01/2053	1,000	1,028,768
Washington Township Health Care District (Election of 2020);
Series 2023 B, GO Bonds	5.25%	08/01/2048	1,625	1,683,865
Series 2023 B, GO Bonds	5.50%	08/01/2053	2,500	2,618,166
West Patterson Financing Authority (Community Facilities District No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	575	575,614
Series 2015, RB	5.25%	09/01/2045	1,550	1,550,391
West Sacramento (City of), CA Enhanced Infrastructure Financing District No. 1; Series 2025, RB (INS - AGI)(b)	5.00%	09/01/2055	3,000	3,043,843
West Valley-Mission Community College District (Election of 2018); Series 2026 C, GO Bonds	5.00%	08/01/2046	5,000	5,381,962
Yosemite Community College District; Series 2010, GO Bonds(a)	6.55%	08/01/2042	2,000	1,810,876
				2,168,974,817
Guam–0.54%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,140,979
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,670,462
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,829,759
Guam (Territory of) Waterworks Authority;
Series 2020 A, RB	5.00%	01/01/2050	3,500	3,525,162
Series 2025 A, RB	5.50%	07/01/2055	2,000	2,041,033
				11,207,395
Puerto Rico–3.47%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	5,090	5,182,183
Series 2002, RB	5.63%	05/15/2043	8,735	8,870,423
PRIFA Custodial Trust; Series 2005, RB(c)	0.00%	03/15/2049	79	20,785
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	12,619	9,221,849
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	457	464,725
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	947,752
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	945,624
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,724,763
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	735,959
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	621,668
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	809,373
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4
Subseries 2022, RN	0.00%	11/01/2043	3,454	2,464,991
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2013 A, RB(k)	6.75%	07/01/2036	3,920	2,949,800
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000-03/25/2024; Cost $509,526)(j)	6.63%	01/01/2027	494	493,156
Series 2023 A, RB (Acquired 05/26/2000; Cost $4,129,454)(j)	6.63%	01/01/2028	3,767	3,754,726
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2027	$581	$565,583
Series 2018 A-1, RB(c)	0.00%	07/01/2031	1,616	1,379,813
Series 2018 A-1, RB(c)	0.00%	07/01/2033	11,974	9,484,140
Series 2018 A-1, RB	4.55%	07/01/2040	342	338,647
Series 2018 A-1, RB(c)	0.00%	07/01/2046	8,788	3,163,234
Series 2018 A-1, RB(c)	0.00%	07/01/2051	13,879	3,637,450
Series 2018 A-1, RB	5.00%	07/01/2058	9,195	8,923,611
Series 2019 A-2, RB	4.33%	07/01/2040	3,080	3,014,764
Series 2019 A-2, RB	4.54%	07/01/2053	65	59,669
Series 2019 A-2, RB	4.78%	07/01/2058	865	816,765
University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,168,461
				72,759,918
Virgin Islands–0.48%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(d)	5.00%	09/01/2029	1,025	1,025,519
Series 2014 A, Ref. RB(d)	5.00%	09/01/2033	1,500	1,500,258
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(h)	6.00%	04/01/2053	6,000	5,931,645
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2043	1,500	1,554,546
				10,011,968
Total Municipal Obligations (Cost $2,319,355,625)				2,262,954,098
U.S. Dollar Denominated Bonds & Notes–0.01%
California–0.01%
CalPlant I LLC; Exit Facility (Cost $485,000)(h)(o)	15.00%	02/28/2027	485	95,165
			Shares
Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(o)			42,000	84,000

Preferred Stocks–0.00%
AES Puerto Rico, Inc.; Pfd. (Cost $0)(o)			87,313	0
TOTAL INVESTMENTS IN SECURITIES(p)–108.01% (Cost $2,319,840,625)				2,263,133,263
FLOATING RATE NOTE OBLIGATIONS–(7.94)%
Notes with interest and fee rates ranging from 2.78% to 3.37% at 08/31/2026 and contractual maturities of collateral ranging from 05/15/2035 to 11/01/2056 (See Note 1K)(q)				(166,300,000)
OTHER ASSETS LESS LIABILITIES–(0.07)%				(1,483,102)
NET ASSETS–100.00%				$2,095,350,161
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco California Municipal Fund

Notes to Schedule of Investments:
(a)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Security subject to the alternative minimum tax.
(e)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $213,893,471, which represented 10.21% of the Fund’s Net Assets.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Restricted security. The aggregate value of these securities at August 31, 2026 was $16,742,799, which represented less than 1% of the Fund’s Net Assets.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $3,831,931, which represented less than 1% of the Fund’s Net Assets.

(l)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $19,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(m)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(p)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2026. At August 31, 2026, the
Fund’s investments with a value of $249,862,480 are held by TOB Trusts and serve as collateral for the $166,300,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco California Municipal Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,319,840,625)	$2,263,133,263
Cash	8,332,796
Receivable for:
Investments sold	28,868,922
Fund shares sold	5,999,362
Interest	28,247,131
Investments matured, at value (Cost $3,430,822)	869,032
Investment for trustee deferred compensation and retirement plans	162,912
Other assets	312,459
Total assets	2,335,925,877
Liabilities:
Floating rate note obligations	166,300,000
Payable for:
Investments purchased	68,927,419
Dividends	3,337,303
Fund shares reacquired	1,074,122
Accrued fees to affiliates	600,133
Accrued interest expense	35,286
Accrued trustees’ and officers’ fees and benefits	32,105
Accrued other operating expenses	68,722
Trustee deferred compensation and retirement plans	200,626
Total liabilities	240,575,716
Net assets applicable to shares outstanding	$2,095,350,161
Net assets consist of:
Shares of beneficial interest	$2,565,503,225
Distributable earnings (loss)	(470,153,064)
$2,095,350,161
Net Assets:
Class A	$1,021,095,582
Class C	$73,820,908
Class Y	$987,669,634
Class R6	$12,764,037
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	131,973,187
Class C	9,581,276
Class Y	127,637,677
Class R6	1,644,572
Class A:
Net asset value per share	$7.74
Maximum offering price per share (Net asset value of $7.74 ÷ 95.75%)	$8.08
Class C:
Net asset value and offering price per share	$7.70
Class Y:
Net asset value and offering price per share	$7.74
Class R6:
Net asset value and offering price per share	$7.76
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco California Municipal Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$55,275,716
Expenses:
Advisory fees	4,234,379
Administrative services fees	145,427
Custodian fees	6,262
Distribution fees:
Class A	1,306,840
Class C	393,938
Interest, facilities and maintenance fees	2,896,327
Transfer agent fees — A, C and Y	690,513
Transfer agent fees — R6	929
Trustees’ and officers’ fees and benefits	20,775
Registration and filing fees	41,115
Reports to shareholders	18,118
Professional services fees	52,477
Other	13,315
Total expenses	9,820,415
Net investment income	45,455,301
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(64,362))	(8,799,639)
Futures contracts	1,714,382
(7,085,257)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(63,263,628)
Futures contracts	93,991
(63,169,637)
Net realized and unrealized gain (loss)	(70,254,894)
Net increase (decrease) in net assets resulting from operations	$(24,799,593)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco California Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$45,455,301	$89,174,642
Net realized gain (loss)	(7,085,257)	(23,280,824)
Change in net unrealized appreciation (depreciation)	(63,169,637)	(8,863,924)
Net increase (decrease) in net assets resulting from operations	(24,799,593)	57,029,894
Distributions to shareholders from distributable earnings:
Class A	(22,025,078)	(45,253,533)
Class C	(1,349,700)	(3,125,909)
Class Y	(21,391,581)	(40,943,733)
Class R6	(261,938)	(539,945)
Total distributions from distributable earnings	(45,028,297)	(89,863,120)
Share transactions–net:
Class A	(14,400,164)	(83,285,803)
Class C	(5,187,277)	(22,508,101)
Class Y	76,881,165	(66,067,472)
Class R6	1,610,914	(4,066,345)
Net increase (decrease) in net assets resulting from share transactions	58,904,638	(175,927,721)
Net increase (decrease) in net assets	(10,923,252)	(208,760,947)
Net assets:
Beginning of period	2,106,273,413	2,315,034,360
End of period	$2,095,350,161	$2,106,273,413
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco California Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$8.00	$0.17	$(0.26)	$(0.09)	$(0.17)	$7.74	(1.19)%	$1,021,096	1.02%(d)	1.02%(d)	0.75%(d)	4.21%(d)	15%
Year ended 02/28/26	8.09	0.32	(0.08)	0.24	(0.33)	8.00	3.11	1,070,212	1.22	1.22	0.75	4.16	31
Year ended 02/28/25	8.12	0.30	(0.02)	0.28	(0.31)	8.09	3.52	1,168,691	1.11	1.11	0.75	3.74	19
Year ended 02/29/24	7.91	0.29	0.23	0.52	(0.31)	8.12	6.68	1,198,337	1.18	1.18	0.77	3.64	20
Year ended 02/28/23	8.88	0.28	(0.97)	(0.69)	(0.28)	7.91	(7.75)	1,203,778	1.14	1.14	0.75	3.50	41
Year ended 02/28/22	9.09	0.26	(0.19)	0.07	(0.28)	8.88	0.69	1,449,851	0.84	0.84	0.75	2.78	11
Class C
Six months ended 08/31/26	7.97	0.14	(0.27)	(0.13)	(0.14)	7.70	(1.70)	73,821	1.77 (d)	1.77 (d)	1.50 (d)	3.46 (d)	15
Year ended 02/28/26	8.05	0.26	(0.07)	0.19	(0.27)	7.97	2.46	81,608	1.97	1.97	1.50	3.41	31
Year ended 02/28/25	8.09	0.24	(0.03)	0.21	(0.25)	8.05	2.61	105,972	1.86	1.86	1.50	2.99	19
Year ended 02/29/24	7.87	0.23	0.24	0.47	(0.25)	8.09	6.04	109,214	1.93	1.93	1.52	2.89	20
Year ended 02/28/23	8.83	0.22	(0.96)	(0.74)	(0.22)	7.87	(8.41)	109,955	1.89	1.89	1.50	2.75	41
Year ended 02/28/22	9.04	0.19	(0.19)	0.00	(0.21)	8.83	(0.08)	144,067	1.59	1.59	1.50	2.03	11
Class Y
Six months ended 08/31/26	8.00	0.18	(0.26)	(0.08)	(0.18)	7.74	(1.07)	987,670	0.77 (d)	0.77 (d)	0.50 (d)	4.46 (d)	15
Year ended 02/28/26	8.09	0.34	(0.08)	0.26	(0.35)	8.00	3.37	942,883	0.97	0.97	0.50	4.41	31
Year ended 02/28/25	8.13	0.32	(0.03)	0.29	(0.33)	8.09	3.65	1,024,375	0.86	0.86	0.50	3.99	19
Year ended 02/29/24	7.91	0.31	0.24	0.55	(0.33)	8.13	7.08	858,603	0.93	0.93	0.52	3.89	20
Year ended 02/28/23	8.88	0.30	(0.97)	(0.67)	(0.30)	7.91	(7.52)	634,952	0.89	0.89	0.50	3.75	41
Year ended 02/28/22	9.09	0.28	(0.19)	0.09	(0.30)	8.88	0.94	654,169	0.59	0.59	0.50	3.03	11
Class R6
Six months ended 08/31/26	8.03	0.18	(0.27)	(0.09)	(0.18)	7.76	(1.15)	12,764	0.72 (d)	0.72 (d)	0.45 (d)	4.51 (d)	15
Year ended 02/28/26	8.12	0.35	(0.09)	0.26	(0.35)	8.03	3.43	11,569	0.91	0.91	0.44	4.47	31
Year ended 02/28/25	8.15	0.33	(0.02)	0.31	(0.34)	8.12	3.84	15,996	0.80	0.80	0.44	4.05	19
Year ended 02/29/24	7.93	0.31	0.24	0.55	(0.33)	8.15	7.13	9,579	0.87	0.87	0.46	3.95	20
Year ended 02/28/23	8.91	0.31	(0.98)	(0.67)	(0.31)	7.93	(7.55)	1,021	0.84	0.84	0.45	3.80	41
Year ended 02/28/22	9.10	0.30	(0.18)	0.12	(0.31)	8.91	1.22	807	0.42	0.42	0.33	3.20	11

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco California Municipal Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser
24
Invesco California Municipal Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
25
Invesco California Municipal Fund

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
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Invesco California Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.480%
Next $250 million	0.455%
Next $250 million	0.425%
Next $500 million	0.380%
Next $500 million	0.370%
Next $500 million	0.355%
Next $1.5 billion	0.350%
Over $4 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $19,768 in front-end sales commissions from the sale of Class A shares and $15,059 and $2,613 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
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Invesco California Municipal Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,262,954,098	$—	$2,262,954,098
U.S. Dollar Denominated Bonds & Notes	—	—	95,165	95,165
Common Stocks & Other Equity Interests	—	—	84,000	84,000
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	2,262,954,098	179,165	2,263,133,263
Other Investments - Assets
Investments Matured	—	837,637	31,395	869,032
Total Investments	$—	$2,263,791,735	$210,560	$2,264,002,295
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$1,714,382
Change in Net Unrealized Appreciation:
Futures contracts	93,991
Total	$1,808,373
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$85,265,384

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2026, the Fund engaged in securities purchases of $42,378,337 and securities sales of $40,989,272, which resulted in net realized gains (losses) of $(64,362).
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit
28
Invesco California Municipal Fund

and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $8,696 with an average interest rate of 3.88%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2026, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2026 were $191,971,429 and 2.51%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$112,216,015	$306,521,118	$418,737,133
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $355,624,264 and $340,576,224, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$38,699,849
Aggregate unrealized (depreciation) of investments	(90,753,020)
Net unrealized appreciation (depreciation) of investments	$(52,053,171)
Cost of investments for tax purposes is $2,316,055,466.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	8,035,078	$63,171,149	19,209,230	$150,147,857
Class C	564,221	4,425,606	2,302,830	17,888,009
Class Y	23,332,369	183,326,742	57,596,088	447,750,632
Class R6	499,028	3,935,497	1,101,274	8,608,581
Issued as reinvestment of dividends:
Class A	1,541,502	12,094,268	3,252,462	25,340,575
Class C	126,375	987,112	288,442	2,235,859
Class Y	1,523,940	11,955,914	2,914,301	22,721,429
Class R6	21,537	169,470	42,627	333,667
Automatic conversion of Class C shares to Class A shares:
Class A	380,921	2,982,538	2,031,669	15,756,932
Class C	(382,497)	(2,982,538)	(2,040,926)	(15,756,932)
29
Invesco California Municipal Fund

Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(11,770,708)	$(92,648,119)	(35,202,410)	$(274,531,167)
Class C	(972,207)	(7,617,457)	(3,466,242)	(26,875,037)
Class Y	(15,071,610)	(118,401,491)	(69,290,857)	(536,539,533)
Class R6	(317,577)	(2,494,053)	(1,673,138)	(13,008,593)
Net increase (decrease) in share activity	7,510,372	$58,904,638	(22,934,650)	$(175,927,721)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

30
Invesco California Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco California Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.   The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond California 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and reasonably comparable to the performance of the
31
Invesco California Municipal Fund

Index for the three and five year periods.  The Board considered that the Fund’s overweight allocation to tobacco bonds, non-rated credits, and bonds with intermediate term durations detracted from the Fund’s performance for the one year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparable to and below, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management the reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
32
Invesco California Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
33
Invesco California Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROCAM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco High Yield Municipal Fund
Nasdaq:
A: ACTHX ■ C: ACTFX ■ Y: ACTDX ■ R5: ACTNX ■ R6: ACTSX

2	Schedule of Investments
34	Financial Statements
37	Financial Highlights
38	Notes to Financial Statements
45	Approval of Investment Advisory and Sub-Advisory Contracts
48	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–104.94%
Alabama–1.58%
Baldwin (County of), AL Industrial Development Authority (Novelis Corp.); Series 2026, RB(a)(b)(c)	4.30%	03/01/2033	$3,840	$3,789,734
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	8,950	8,602,148
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	10,250	10,449,081
Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	36,325	31,775,043
Series 2008, RB(d)	2.00%	01/01/2060	8,208	434,421
Jefferson (County of), AL;
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	10,000	10,218,928
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,146,326
Mobile (County of), AL (Gomesa); Series 2026, Revenue Wts.(a)	5.00%	11/01/2050	4,500	4,238,712
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC);
Series 2024, RB(b)	5.00%	06/01/2054	8,900	8,460,499
Series 2024, RB(b)	4.75%	12/01/2054	17,155	15,804,979
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(a)	5.25%	05/01/2044	4,688	4,731,932
				103,651,803
Arizona–3.19%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(a)	5.00%	07/01/2039	1,000	998,417
Series 2022, RB(a)	5.25%	07/01/2052	500	460,737
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. RB(a)	6.00%	07/01/2047	15,000	15,084,010
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(a)	5.13%	07/01/2037	1,180	1,180,031
Series 2017 D, Ref. RB(a)	5.00%	07/01/2051	3,300	2,977,060
Series 2017 G, Ref. RB(a)	5.00%	07/01/2051	1,000	902,139
Arizona (State of) Industrial Development Authority (Benjamin Franklin Charter School);
Series 2023, RB(a)	5.00%	07/01/2043	1,000	945,167
Series 2023, RB(a)	5.25%	07/01/2053	2,000	1,808,387
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(a)	5.70%	07/01/2047	9,730	9,283,757
Series 2016, RB(a)	5.80%	07/01/2052	4,920	4,654,352
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2019 A, RB(a)	5.00%	07/01/2039	1,000	971,693
Series 2019 A, RB(a)	5.00%	07/01/2049	4,000	3,607,592
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(a)	5.00%	07/01/2039	2,635	2,560,411
Series 2019, RB(a)	5.00%	07/01/2049	2,000	1,820,298
Series 2019, RB(a)	5.00%	07/01/2054	6,210	5,500,956
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(a)	5.00%	06/01/2031	4,440	4,479,676
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(a)	5.25%	12/15/2038	1,060	1,060,112
Series 2018 A, RB(a)	5.50%	12/15/2048	3,265	3,138,220
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB	4.00%	02/01/2050	13,285	11,748,438
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	9,350	9,167,377
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,010	1,001,058
Series 2017, Ref. RB	5.00%	11/15/2040	4,985	4,449,127
Series 2017, Ref. RB	5.00%	11/15/2045	4,695	3,970,839
Series 2018, RB	5.00%	11/15/2053	5,970	4,648,289
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(a)(e)	0.00%	12/15/2034	6,950	3,960,749
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	$1,000	$998,336
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(b)	4.00%	10/15/2047	15,700	13,332,124
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(a)	5.00%	07/01/2054	950	838,889
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(a)	5.00%	07/01/2036	2,475	2,475,121
Series 2016, Ref. RB(a)	5.00%	07/01/2047	3,775	3,471,821
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(a)	6.00%	07/01/2043	1,885	1,887,171
Series 2023, RB(a)	6.25%	07/01/2053	1,900	1,846,893
Series 2023, RB(a)	6.38%	07/01/2058	1,250	1,212,418
Phoenix (City of), AZ Industrial Development Authority; Series 2014, RB	5.00%	07/01/2044	2,250	2,249,830
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The);
Series 2015, Ref. RB(a)	5.00%	07/01/2045	5,015	4,743,397
Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	1,425	1,343,808
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2016, RB(a)	5.00%	07/01/2046	500	457,797
Phoenix (City of), AZ Industrial Development Authority (The) (Basis Schools); Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	2,875	2,711,191
Phoenix (City of), AZ Industrial Development Authority (The) (Legacy Traditional Schools); Series 2015, Ref. RB(a)	5.00%	07/01/2045	1,845	1,708,847
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(a)	9.50%	04/01/2052	7,900	6,716,507
Pima (County of), AZ Industrial Development Authority (The) (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	280	279,990
Series 2006, RB	5.80%	12/01/2036	4,385	4,199,437
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(a)	5.38%	06/15/2035	2,185	2,177,708
Series 2015, Ref. RB(a)	5.63%	06/15/2045	1,000	943,839
Series 2019, Ref. RB(a)	5.00%	06/15/2052	6,050	4,973,303
Series 2022, Ref. RB(a)	4.00%	06/15/2051	11,800	8,379,224
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools);
Series 2020, Ref. RB (Acquired 05/22/2020; Cost $1,125,000)(a)(f)	5.50%	05/01/2040	1,125	1,123,281
Series 2020, Ref. RB (Acquired 05/22/2020; Cost $5,000,000)(a)(f)	5.75%	05/01/2050	5,000	4,964,569
Pima (County of), AZ Industrial Development Authority (The) (Imagine East Mesa Charter Schools); Series 2019, RB(a)	5.00%	07/01/2049	1,500	1,367,005
Pima (County of), AZ Industrial Development Authority (The) (Premier Charter High School);
Series 2016 A, Ref. RB(a)	7.00%	07/01/2045	2,912	2,352,029
Series 2016 B, Ref. RB(g)	2.07%	07/01/2045	1,735	433,839
Series 2016 C, Ref. RB(g)	2.07%	07/01/2045	1,036	10,355
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(h)	5.25%	01/01/2053	12,000	12,379,752
Sierra (City of), AZ Vista Industrial Development Authority (Desert Heights Charter School); Series 2024, Ref. RB(a)	6.13%	06/01/2057	6,000	5,529,340
Sierra (City of), AZ Vista Industrial Development Authority (Desert Star Academy); Series 2026, RB(a)	6.75%	06/15/2061	3,665	3,363,414
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy);
Series 2025, RB	6.25%	06/15/2050	3,525	3,528,437
Series 2025, RB	6.50%	06/15/2055	3,150	3,174,364
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2025, RB	5.63%	12/01/2055	1,000	1,014,559
Series 2025, RB	5.63%	12/01/2060	3,090	3,119,346
				209,686,833
Arkansas–0.51%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	21,790	21,993,431
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	11,500	11,726,196
				33,719,627
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–9.21%
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGI)(d)(i)	5.45%	10/01/2052	$17,455	$10,275,301
California (State of);
Series 2023, GO Bonds(h)	5.25%	09/01/2053	15,000	15,832,930
Series 2026, Ref. GO Bonds	5.00%	08/01/2046	11,590	12,290,311
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	12,385	2,075,602
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.50%	10/01/2053	1,315	1,241,960
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB	5.00%	05/01/2045	7,500	8,468,265
California (State of) Housing Finance Agency; Series 2026 A, RB (CEP - Federal Housing Administration)	4.15%	08/01/2043	2,750	2,675,066
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB (Acquired 11/26/2025-08/20/2026; Cost $41,753,260)(a)(b)(c)(f)	12.00%	11/02/2026	45,420	28,841,700
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program);
Series 2021 A-1, RB(a)	5.00%	01/01/2056	4,300	3,625,182
Series 2021, RB(a)(e)	0.00%	01/01/2061	58,160	5,386,709
California (State of) Municipal Finance Authority;
Series 2025 A-1, RB	3.44%	02/20/2041	15,525	13,969,807
Series 2026 2, Class A-1, RB	4.50%	03/20/2048	10,000	10,046,336
Series 2026 A-1, RB	4.05%	07/20/2041	6,373	6,037,141
Series 2026 A-1, RB	4.05%	07/20/2041	2,489	2,243,135
California (State of) Municipal Finance Authority (Ascent 613);
Series 2025 A, RB(a)	5.25%	01/01/2045	2,500	2,493,458
Series 2025 A, RB(a)	5.38%	01/01/2055	1,000	983,458
Series 2025 A, RB(a)	5.50%	01/01/2060	5,450	5,399,081
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	9,635	9,398,894
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(a)	6.63%	01/01/2032	615	606,677
Series 2012, RB(a)	6.88%	01/01/2042	1,465	1,423,670
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2047	3,560	3,516,828
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(i)	5.25%	11/01/2052	3,000	2,945,967
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(a)(b)	5.00%	07/01/2037	13,500	13,506,762
Series 2012, RB(a)(b)	5.00%	11/21/2045	18,260	18,264,888
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(a)	5.00%	11/15/2046	2,450	2,300,768
Series 2021, RB(a)	5.00%	11/15/2051	1,810	1,628,707
Series 2021, RB(a)	5.00%	11/15/2056	1,160	1,020,685
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025, RB(a)	6.50%	06/01/2055	7,500	7,839,710
California (State of) School Facilities Financing Authority; Series 2010, RB (INS - AGI)(e)(i)	0.00%	08/01/2049	24,405	7,398,508
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2020 A, RB(a)	5.00%	08/01/2050	1,200	1,101,434
Series 2022, RB(a)	5.00%	08/01/2052	2,875	2,604,606
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2022, Ref. RB(a)	5.00%	08/01/2032	525	538,359
Series 2022, Ref. RB(a)	5.38%	08/01/2042	1,150	1,161,435
Series 2022, Ref. RB(a)	5.75%	08/01/2052	1,160	1,166,946
California (State of) School Finance Authority (New Designs Charter School); Series 2024, Ref. RB(a)	5.00%	06/01/2064	1,600	1,426,610
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(a)	5.00%	06/01/2058	1,900	1,677,594
California (State of) Statewide Communities Development Authority; Series 2022, RB (INS - AGI)(h)(i)	5.38%	08/15/2057	10,000	10,052,112
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(a)	6.75%	06/01/2045	6,145	6,035,449
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGI)(i)	5.25%	08/15/2052	2,000	2,002,122
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(a)	5.00%	12/01/2046	$10,430	$10,440,555
Series 2016 A, RB(a)	5.25%	12/01/2056	25,000	25,012,463
Series 2018 A, RB(a)	5.50%	12/01/2058	24,340	24,385,401
Series 2018, RB(a)	5.25%	12/01/2043	500	503,411
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,298,676
Series 2006 A, RB(e)	0.00%	06/01/2046	174,450	45,428,594
Series 2006 C, RB(a)(e)	0.00%	06/01/2055	211,450	13,055,388
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.75%	09/01/2028	1,205	1,224,452
Series 2008, RB	6.88%	09/01/2038	4,440	4,493,046
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB (INS - AGI)(e)(i)	0.00%	01/15/2036	35,000	24,656,370
Series 2014 A, Ref. RB	6.85%	01/15/2042	5,000	5,785,997
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2066	229,713	21,490,524
Inland Empire Tobacco Securitization Corp.;
Series 2007 D, RB(e)	0.00%	06/01/2057	46,635	3,882,205
Series 2007 F, RB(a)(e)	0.00%	06/01/2057	99,650	4,988,469
Los Angeles (City of), CA;
Series 2021, Ref. RB(b)	5.00%	05/15/2051	5,000	5,012,318
Series 2026, Ref. RB(b)	5.50%	05/15/2051	15,000	15,712,131
Los Angeles (City of), CA Department of Airports; Series 2017, Sub. RB(b)(c)(j)	5.00%	09/03/2026	3,750	3,750,482
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2039	2,800	2,800,366
Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	1,004,794
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGI)(e)(i)	0.00%	08/01/2036	7,650	5,242,820
Series 2011 D, GO Bonds (INS - AGI)(e)(i)	0.00%	08/01/2037	13,130	8,536,471
Series 2011 D, GO Bonds (INS - AGI)(e)(i)	0.00%	08/01/2038	13,515	8,313,923
Series 2011 D, GO Bonds (INS - AGI)(e)(i)	0.00%	08/01/2039	13,895	8,058,189
Series 2011 D, GO Bonds (INS - AGI)(e)(i)	0.00%	08/01/2040	14,280	7,785,927
Series 2011 D, GO Bonds (INS - AGI)(e)(i)	0.00%	08/01/2041	14,080	7,260,528
San Diego (County of), CA Regional Airport Authority; Series 2021 B, RB(b)	4.00%	07/01/2056	2,660	2,227,621
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(d)	5.25%	07/01/2042	10,000	8,369,144
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Second Series 2023 C, Ref. RB(b)	5.75%	05/01/2048	10,000	10,642,485
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(b)	6.40%	12/01/2041	11,813	11,812,500
Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGI)(d)(i)	6.75%	02/01/2052	7,500	6,203,492
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(e)	0.00%	06/01/2036	8,830	5,138,772
Series 2007 A, RB(e)	0.00%	06/01/2047	20,000	4,943,910
Southern California Logistics Airport Authority;
Series 2008 A, RB(e)	0.00%	12/01/2045	18,085	5,982,592
Series 2008 A, RB(e)	0.00%	12/01/2046	18,085	5,615,244
Series 2008 A, RB(e)	0.00%	12/01/2047	18,085	5,278,270
Series 2008 A, RB(e)	0.00%	12/01/2048	18,085	4,906,292
Series 2008 A, RB(e)	0.00%	12/01/2049	18,085	4,647,838
Series 2008 A, RB(e)	0.00%	12/01/2050	18,085	4,342,910
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	9,330	9,152,337
Tender Option Bond Trust Receipts/Certificates; Series 2026, RB(h)(k)	5.00%	04/01/2050	10,000	10,360,483
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	1,645	1,663,050
				604,914,613
Colorado–10.26%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	3,200	2,697,410
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,897,752
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	$14,000	$14,115,196
Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(d)	5.75%	12/01/2051	6,055	5,523,223
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	39,614,644
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	4,832	4,831,738
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,206	1,204,766
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,621,915
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,165	2,164,882
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	510,477
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,650,260
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(a)	4.88%	12/01/2051	4,500	3,660,418
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,401,008
Series 2018 B, GO Bonds	7.75%	12/15/2041	40	40,002
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,512,756
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	4,851,221
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	2,376,718
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,347,931
Bella Mesa Metropolitan District; Series 2024 B, GO Bonds(a)	8.00%	12/15/2054	2,000	1,940,352
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,079,992
Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,292,454
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(d)	7.50%	12/01/2048	7,075	3,247,292
Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(d)	7.50%	12/01/2049	30,465	10,729,980
Buffalo Highlands Metropolitan District; Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,225,900
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	931	929,620
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	5,999,218
Series 2024, GO Bonds(a)	8.25%	12/01/2053	3,400	3,390,834
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,573,031
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(a)	5.00%	12/01/2047	500	482,068
Chaparral Pointe Metropolitan District; Series 2021, GO Bonds(a)	5.00%	12/01/2051	1,350	1,121,938
Citadel on Colfax Business Improvement District; Series 2020 B, RB	7.88%	12/15/2050	465	447,794
City Center West Commercial Metropolitan District;
Series 2026 A, Ref. GO Bonds(d)	6.50%	12/01/2056	5,765	5,418,553
Series 2026, Ref. GO Bonds	7.25%	12/15/2056	1,247	1,178,183
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	994,189
Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,114	2,084,287
Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,310,459
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,794,808
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(a)	5.50%	04/01/2044	1,250	1,223,604
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	305	305,340
Series 2013, RB	7.45%	08/01/2048	2,245	2,246,542
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2044	3,750	2,982,503
Series 2021 A, RB	5.00%	05/15/2049	500	375,470
Series 2025 A, Ref. RB(a)	8.75%	05/15/2058	8,640	8,429,159
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.50%	11/01/2047	7,250	7,565,679
Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds	6.00%	12/01/2047	30,920	30,148,057
Series 2019 A-2, GO Bonds	6.25%	12/01/2048	15,075	14,983,193
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	1,985,443
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(a)	7.50%	12/15/2050	3,495	3,421,824
Colorado State University Research Foundation; Series 2025 A, RB(a)	5.50%	03/01/2065	13,750	13,237,375
Colorado State University Research Foundation (The Prospect); Series 2025 A, RB(a)	5.38%	03/01/2055	5,000	4,818,560
Compark Business Campus Metropolitan District Subdistrict; Series 2025, GO Bonds(l)	7.00%	12/01/2055	15,080	5,431,750
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	$1,625	$1,430,245
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	12,586,663
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	569	560,946
Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	7,460	7,226,568
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(e)	0.00%	12/01/2033	33,500	20,235,219
Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	637,003
Denver (City & County of), CO;
Series 2018 A, RB(b)(h)(k)	5.00%	12/01/2048	10,000	9,882,778
Series 2022 A, RB(b)	4.13%	11/15/2053	5,000	4,324,821
Series 2022 D, RB(b)(h)(k)	5.00%	11/15/2053	26,000	26,008,744
Series 2022, RB(b)(h)(k)	5.00%	11/15/2042	4,000	4,101,145
Series 2022, RB(b)(h)(k)	5.75%	11/15/2045	8,000	8,539,863
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	15,740	15,753,088
Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,002,876
Series 2016, Ref. RB	5.00%	12/01/2040	250	246,780
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	5.13%	12/01/2050	4,750	4,562,512
Denver Gateway Center Metropolitan District; Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,853,036
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(a)	8.00%	12/15/2051	1,905	1,853,701
Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,440	1,875,317
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	3,600	2,832,647
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	550	544,011
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(a)	6.00%	12/01/2049	2,970	2,970,924
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	921,350
Series 2023 B, GO Bonds(a)	9.00%	12/15/2047	968	950,695
Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,404,330
Gardens at East Iliff Metropolitan District; Series 2019 B, GO Bonds	8.50%	12/15/2049	680	668,176
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	299	299,051
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	532,621
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,588,653
Haskins Station Metropolitan District; Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,176,876
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	1,421	1,458,694
Series 2024 A-2, RB	6.50%	12/01/2043	1,383	1,419,292
Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(d)	5.75%	12/01/2049	9,000	9,000,899
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,666,016
Series 2022 C, GO Bonds(a)	8.25%	12/15/2052	15,569	15,557,868
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	812,472
Homestead Hills Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	722	708,175
Jefferson Center Metropolitan District No. 2;
Series 2026 A, Ref. RB(a)	6.00%	12/01/2056	3,000	2,949,786
Series 2026, Ref. RB	8.13%	12/15/2056	3,897	3,732,334
Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,148,748
Jones District Community Authority Board; Series 2020 A, RB(d)	5.75%	12/01/2050	6,815	6,584,211
Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	11,777	10,205,275
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,441	1,450,606
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	583,150
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,740	2,822,920
Lowell Metropolitan District; Series 2023 B-3, Ref. GO Bonds	8.50%	12/15/2052	1,738	1,695,568
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,272,452
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,166	1,166,910
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	615,975
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	328,624
Meadowbrook Crossing Metropolitan District; Series 2020 B, Ref. GO Bonds(a)	7.75%	12/15/2049	494	480,388
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	641	624,311
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	$3,190	$3,318,780
Series 2022 A-2, Ref. GO Bonds(d)	7.00%	12/01/2051	4,330	4,048,092
Montrose (County of), CO (The Homestead at Montrose, Inc.); Series 2003 A, RB	7.00%	02/01/2038	5,930	5,817,791
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,419,412
Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	3,000	2,793,430
Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,460,320
MW Retail Business Improvement District;
Series 2024, RB(a)	6.00%	12/01/2054	1,800	1,571,671
Series 2025 A, RB(a)	6.38%	12/01/2054	500	459,435
North Range Metropolitan District No. 2; Series 2017 B, GO Bonds	7.75%	12/15/2047	570	569,955
Palisade Metropolitan District No. 2; Series 2024 C, RB(a)	8.00%	12/15/2037	1,080	1,076,290
Peak Metropolitan District No. 1; Series 2021 B, GO Bonds(a)	7.63%	12/15/2051	1,652	1,614,106
Poudre Heights Valley Metropolitan District; Series 2024 A, GO Bonds(a)	5.50%	12/01/2054	975	904,058
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	936,110
Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	488,461
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	604,561
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(e)	0.00%	12/01/2032	7,500	4,910,355
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	501,873
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,338	2,345,829
Series 2024 B, GO Bonds	9.00%	12/15/2053	675	658,073
Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,743,005
RM Mead Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	610	598,320
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,598	1,457,222
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	391,192
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(a)	5.00%	12/01/2041	5,645	5,478,392
Series 2024 B, Ref. GO Bonds	8.50%	12/15/2054	16,000	15,557,957
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,500	12,869,550
Settler’s Crossing Metropolitan District No. 1;
Series 2020 B, GO Bonds	7.63%	12/15/2050	1,195	1,170,847
Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,453,118
Silver Peaks Metropolitan District No. 3; Series 2020 B, GO Bonds	7.00%	12/15/2050	442	436,352
Silverstone Metropolitan District No 3; Series 2026, RB	8.25%	12/15/2055	2,500	2,315,632
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(a)(d)	6.75%	09/20/2054	3,000	2,247,371
Series 2024 B, GO Bonds(a)	8.75%	09/20/2054	1,760	1,713,932
Sterling Ranch Community Authority Board;
Series 2024 A, Ref. RB(a)	5.75%	12/01/2054	2,400	2,334,721
Series 2024 A, Ref. RB	6.50%	12/01/2054	765	784,802
Series 2024 B, Ref. RB(a)	8.25%	12/15/2054	1,150	1,121,167
Series 2024 B, Ref. RB	8.75%	12/15/2054	750	726,717
Series 2024, RB	5.63%	12/01/2043	464	475,502
Talon Pointe Metropolitan District; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	1,923,992
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(d)	5.50%	12/01/2051	3,000	2,361,159
Trevenna Metropolitan District;
Series 2024 A, GO Bonds	5.75%	12/01/2054	2,525	2,413,175
Series 2024 B, GO Bonds	8.25%	12/15/2049	627	610,540
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	7,806,549
USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(a)	7.75%	12/15/2052	24,275	23,569,534
Velocity Metropolitan District No. 5; Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	14,184,441
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(a)	5.70%	12/01/2051	27,543	25,540,235
Villages at Johnstown Metropolitan District No. 3; Series 2020 B, GO Bonds	7.50%	12/15/2050	843	828,060
Vista Meadows Metropolitan District; Series 2023, GO Bonds	9.25%	12/15/2053	1,418	1,383,084
Vista Meadows Metropolitan District (Senior Bonds); Series 2023 A, GO Bonds	7.25%	12/01/2053	8,750	8,784,177
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	4,066,270
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Waterstone Metropolitan District No. 1; Series 2025 B, Ref. GO Bonds	6.38%	12/15/2054	$3,915	$3,836,116
Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,833,511
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(a)	6.50%	12/01/2050	1,500	1,529,366
Westerly Metropolitan District No. 4; Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	4,152,503
Willow Springs Metropolitan District; Series 2024 B, GO Bonds(a)	6.50%	10/15/2054	500	485,065
Windler Public Improvement Authority;
Series 2021 A-2, RB(d)	4.13%	12/01/2031	1,500	1,330,058
Series 2021 A-2, RB(d)	4.50%	12/01/2041	1,130	866,537
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(a)	5.13%	12/01/2050	2,700	2,368,384
				673,520,238
Connecticut–1.17%
Aquarion Water Authority;
Series 2026 C, RB(e)	0.00%	08/01/2048	1,320	434,771
Series 2026 C, RB(e)	0.00%	08/01/2049	1,320	408,383
Series 2026 C, RB(e)	0.00%	08/01/2050	1,100	320,778
Series 2026 C, RB(e)	0.00%	08/01/2051	1,000	274,333
Series 2026 C, RB(e)	0.00%	08/01/2052	1,000	257,215
Series 2026 C, RB(e)	0.00%	08/01/2053	1,000	242,572
Series 2026 C, RB(e)	0.00%	08/01/2054	1,000	229,264
Series 2026 C, RB(e)	0.00%	08/01/2055	1,000	216,752
Series 2026 E, RB(e)	0.00%	08/01/2049	1,500	445,924
Series 2026 E, RB (INS -BAM)(e)(i)	0.00%	08/01/2050	1,320	377,888
Series 2026 E, RB(e)	0.00%	08/01/2051	1,320	347,484
Series 2026 E, RB (INS -BAM)(e)(i)	0.00%	08/01/2052	1,000	253,348
Series 2026 E, RB(e)	0.00%	08/01/2053	875	203,806
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(a)	5.00%	07/01/2039	1,100	1,062,741
Connecticut (State of) Health & Educational Facilities Authority (Fairview Issue);
Series 2026 A, Ref. RB	6.25%	12/15/2053	6,000	6,041,685
Series 2026 A, Ref. RB	6.38%	12/15/2061	10,250	10,343,896
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2016 A-3, VRD Ref. RB(m)	2.10%	07/01/2042	50,000	50,000,000
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(n)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	4,000	4,200,641
				76,613,681
Delaware–0.21%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2046	1,250	1,143,163
Series 2016 A, RB	5.00%	06/01/2051	1,100	953,738
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(a)	5.13%	07/01/2038	7,962	7,975,842
Series 2018, Ref. RB(a)	5.25%	07/01/2048	4,090	3,952,667
				14,025,410
District of Columbia–1.25%
District of Columbia; Series 2025, GO Bonds(h)(k)	5.25%	01/01/2048	11,500	11,926,102
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2037	1,370	1,376,714
Series 2017 A, RB	5.00%	07/01/2052	9,485	8,906,352
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,150	2,012,511
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, RB(e)	0.00%	06/15/2055	60,320	5,305,011
Metropolitan Washington Airports Authority; Series 2023 A, Ref. RB(b)(h)(k)	5.25%	10/01/2048	7,710	7,863,123
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2022, Ref. RB (INS - AGI)(i)	4.00%	10/01/2052	4,365	3,726,912
Washington Metropolitan Area Transit Authority;
Series 2025, RB(h)(k)	5.25%	07/15/2050	20,000	20,608,632
Series 2025, RB(h)	5.25%	07/15/2053	20,000	20,390,792
				82,116,149
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–8.83%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 09/15/2020; Cost $276,196)(f)(n)	5.63%	11/15/2029	$310	$4,653
Series 2014, RB (Acquired 06/03/2020-06/04/2020; Cost $1,066,288)(f)(n)	6.00%	11/15/2029	1,241	18,612
Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $861,794)(f)(n)	6.00%	11/15/2034	1,025	15,378
Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $6,201,580)(f)(n)	6.25%	11/15/2044	6,869	103,038
Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $1,480,256)(f)(n)	6.38%	11/15/2049	1,592	23,869
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, RB	4.00%	12/01/2049	13,950	11,899,544
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(a)	5.00%	11/15/2061	39,250	32,679,778
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 A, RB(a)(c)	6.30%	07/01/2043	1,425	1,417,046
Boggy Creek Improvement District;
Series 2023, Ref. RB	5.13%	05/01/2043	1,775	1,790,775
Series 2023, Ref. RB	5.38%	05/01/2053	4,325	4,268,735
Broward (County of), FL; Series 2023, RB(h)	5.50%	01/01/2055	10,000	10,364,801
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	655	655,144
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(a)	6.75%	01/01/2045	5,500	5,804,569
Series 2025 A, RB(a)	7.13%	01/01/2065	7,500	7,841,590
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	4,750	4,234,769
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(a)	5.00%	12/15/2055	4,800	4,145,894
Capital Trust Agency, Inc. (Green Bonds); Series 2021, RB(a)	4.00%	06/15/2051	1,250	926,537
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(a)	5.00%	06/01/2056	520	435,174
Series 2021, RB(a)	5.00%	06/01/2056	1,300	1,091,004
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	6,140	4,130,229
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(a)	5.00%	07/01/2037	1,000	863,670
Series 2017, Ref. RB(a)	5.00%	07/01/2046	600	449,688
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 12/02/2015; Cost $5,348,646)(a)(f)(n)	6.75%	12/01/2035	5,405	648,600
Series 2015, RB (Acquired 12/02/2015; Cost $1,976,520)(a)(f)(n)	7.00%	12/01/2045	2,000	240,000
Series 2015, RB (Acquired 12/02/2015; Cost $989,541)(a)(f)(n)	7.13%	12/01/2050	1,000	120,000
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(a)	5.25%	12/01/2043	21,350	20,991,506
Series 2018 A, RB(a)	5.25%	12/01/2058	13,800	12,770,020
Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021, RB(a)(e)	0.00%	01/01/2061	17,385	1,557,666
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(a)	5.25%	06/01/2054	2,500	2,201,197
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(a)	6.63%	06/15/2054	12,000	11,776,889
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(a)	5.25%	07/01/2054	2,735	2,407,380
Series 2025, RB(a)	6.13%	07/01/2060	2,000	1,939,808
Capital Trust Authority (Florida Institute of Technology);
Series 2025, RB(a)	5.25%	07/01/2055	1,325	1,234,577
Series 2025, RB(a)	5.38%	07/01/2065	3,780	3,515,602
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(a)	6.50%	12/15/2053	2,415	2,191,009
Series 2023, RB(a)	6.50%	12/15/2058	3,300	2,947,119
Capital Trust Authority (Plato Academy Schools);
Series 2024, RB	5.13%	12/15/2054	3,410	3,005,912
Series 2024, RB	5.13%	12/15/2059	3,200	2,769,026
Capital Trust Authority (The Marie Selby Botanical Garden); Series 2026, RB(a)	4.50%	06/15/2033	1,700	1,700,060
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(a)(b)	5.00%	10/01/2049	2,420	2,286,937
Series 2021, RB(a)(b)	4.00%	10/01/2041	4,500	3,994,749
Coastal Ridge Community Development District;
Series 2025, RB	5.75%	05/01/2045	1,500	1,527,911
Series 2025, RB	6.00%	05/01/2055	1,900	1,909,470
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group);
Series 2020, Ref. RB	4.00%	08/15/2045	$12,830	$11,070,868
Series 2020, Ref. RB (INS - AGI)(i)	3.00%	08/15/2050	13,685	9,301,424
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (Acquired 04/26/2024-03/04/2025; Cost $15,207,705)(a)(b)(c)(f)(n)	12.00%	07/15/2028	15,375	4,305,000
Series 2024, Ref. RB (Acquired 01/03/2025; Cost $5,786,945)(b)(f)	5.00%	07/01/2034	5,715	4,200,525
Series 2024, Ref. RB (Acquired 06/24/2025; Cost $1,815,433)(b)(f)	5.00%	07/01/2041	2,000	1,470,000
Series 2024, Ref. RB (Acquired 04/14/2025; Cost $10,644,058) (INS - AGI)(b)(f)(i)	5.00%	07/01/2044	11,135	10,957,096
Series 2024, Ref. RB (Acquired 04/26/2024-04/09/2025; Cost $21,828,410)(b)(f)	5.25%	07/01/2047	22,385	16,452,975
Series 2024, Ref. RB (Acquired 04/14/2025-07/23/2025; Cost $8,584,578) (INS - AGI)(b)(f)(i)	5.25%	07/01/2053	9,015	8,808,567
Florida Development Finance Corp. (Brightline Florida Passenger Rail);
Series 2024, RB (Acquired 12/20/2024; Cost $10,388,000)(a)(b)(c)(f)(n)	10.00%	07/15/2028	10,600	2,968,000
Series 2024, Ref. RB (Acquired 01/08/2025-03/19/2025; Cost $12,452,096)(b)(f)	5.00%	07/01/2037	12,375	9,095,625
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB (Acquired 08/12/2025; Cost $49,400,000)(a)(b)(c)(f)(n)	12.00%	09/06/2026	49,400	32,110,000
Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(a)	5.63%	08/15/2042	1,515	1,431,221
Series 2022, Ref. RB(a)	5.88%	08/15/2052	5,000	4,559,936
Series 2022, Ref. RB(a)	6.00%	08/15/2057	5,750	5,282,022
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(a)(b)(c)	4.38%	10/01/2031	5,000	4,994,821
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	8,815	8,110,109
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(a)(e)(g)	0.00%	05/15/2037	970	0
Series 2017, Ref. RB(a)(e)(g)	0.00%	05/15/2037	1,265	0
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(c)	6.25%	06/15/2028	2,000	1,996,384
Florida Development Finance Corp. (UF Health Jacksonville); Series 2022, Ref. RB	5.00%	02/01/2052	3,000	2,709,136
Florida Local Government Finance Commission; Series 2025, RB(a)	11.00%	12/22/2030	2,070	2,225,364
Gramercy Farms Community Development District; Series 2011, Ref. RB	6.75%	05/01/2039	1,025	970,114
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $9,750,251)(f)(n)	6.25%	04/01/2049	11,097	138,716
Hillsborough County Industrial Development Authority; Series 2025, RB(h)	5.50%	11/15/2054	42,110	44,067,427
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.88%	05/01/2055	2,750	2,763,344
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	630	630,690
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	11,390	11,219,279
Series 2020 A, Ref. RB	5.75%	08/15/2055	12,205	11,824,216
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(a)	5.50%	07/15/2048	2,250	2,095,975
Series 2018 A, RB(a)	5.75%	07/15/2053	2,030	1,893,385
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.25%	05/01/2044	550	555,266
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR(a)	5.50%	06/15/2032	1,485	1,485,908
Series 2012, IDR(a)	5.75%	06/15/2042	3,210	3,201,479
Miami-Dade (County of), FL;
Series 2009, RB(e)	0.00%	10/01/2035	12,000	8,435,086
Series 2009, RB(e)	0.00%	10/01/2042	42,215	20,165,362
Series 2017 B, Ref. RB(b)(h)(k)	5.00%	10/01/2040	8,900	8,944,027
Series 2021, RB (INS - AGI)(i)	3.00%	10/01/2051	12,000	8,434,380
Series 2026 A, RB(b)	5.50%	10/01/2056	15,000	15,549,924
Middleton Community Development District A;
Series 2024, RB	4.20%	05/01/2039	600	573,153
Series 2024, RB	4.55%	05/01/2044	600	570,126
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(a)	5.75%	05/15/2055	1,690	1,700,793
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB	4.00%	10/01/2052	17,245	14,527,493
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2050	2,500	649,023
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2051	4,000	974,693
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of), FL;
Series 2025, RB(a)	6.50%	10/01/2035	$500	$537,146
Series 2025, RB(a)	6.50%	10/01/2045	1,000	1,025,622
Series 2025, RB(a)	5.75%	10/01/2055	6,000	6,140,557
Series 2025, RB(a)	5.75%	10/01/2065	5,835	5,920,660
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $6,660,000)(a)(b)(f)(n)	5.88%	01/01/2033	6,660	1,332,000
Reunion East Community Development District;
Series 2002 A-2, RB(n)	7.38%	05/01/2033	145	1
Series 2005, RB(n)	5.80%	05/01/2036	1,716	17
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2018, RB	4.00%	07/01/2048	37,680	32,581,817
Seminole (County of), FL; Series 2022, RB(h)	5.00%	10/01/2052	10,000	10,199,310
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	3,500	3,102,356
St. Johns (County of), FL; Series 2022, RB(h)	5.00%	06/01/2047	14,865	15,384,310
St. Lucie (County of), FL School Board; Series 2023 A, COP (INS - AGI)(i)	4.00%	07/01/2053	19,835	17,352,418
Sterling Hill Community Development District; Series 2003 A, RB(g)(o)	6.20%	05/01/2035	1,375	522,377
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.);
Series 2015, Ref. RB	5.00%	12/01/2040	1,940	1,939,857
Series 2016, RB	5.00%	12/01/2055	1,020	972,043
Tolomato Community Development District; Series 2024, RB	4.80%	05/01/2044	880	837,002
Two Ridges Community Development District; Series 2025, RB	6.00%	05/01/2055	670	680,140
Venice (City of), FL (Village on the Isle); Series 2024 A, RB(a)	5.50%	01/01/2055	1,000	969,205
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2024, RB(a)	4.80%	05/01/2055	1,980	1,836,364
				579,652,069
Georgia–1.45%
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(a)	5.56%	12/15/2048	13,000	11,893,059
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy);
Series 2023, RB(a)	6.00%	06/15/2043	975	976,490
Series 2023, RB(a)	6.40%	06/15/2053	1,850	1,824,267
Series 2023, RB(a)	6.38%	06/15/2058	1,250	1,201,208
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.75%	04/01/2053	6,375	6,703,365
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System); Series 2017, RB	4.00%	08/15/2048	7,000	6,170,516
Development Authority of Heard County; Series 1997, VRD RB(m)	2.45%	09/01/2029	5,000	5,000,000
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	6.25%	12/01/2048	2,000	1,999,849
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB	4.00%	07/01/2049	15,000	13,134,411
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	4.00%	02/15/2051	2,630	2,288,615
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	8,220	7,957,229
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2049	10,545	10,297,554
Savannah Georgia Convention Center Authority;
Series 2025, RB	5.13%	06/01/2050	2,205	2,121,840
Series 2025, RB	5.25%	06/01/2061	1,900	1,809,269
Tender Option Bond Trust Receipts/Certificates; Series 2026, RB(b)(h)	5.50%	07/01/2055	21,000	21,798,739
				95,176,411
Hawaii–0.21%
Hawaii (State of), Airports System Revenue; Series 2025, RB(b)(h)(k)	5.50%	07/01/2054	13,350	13,853,605
Idaho–0.61%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(a)	5.50%	09/01/2053	2,000	1,968,972
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	4.00%	10/01/2033	1,000	996,605
Series 2014, RB	4.50%	10/01/2050	12,030	10,563,459
Series 2014, RB	4.55%	10/01/2056	21,750	18,609,485
Series 2021, Ref. RB	8.00%	10/01/2028	2,550	2,522,163
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(a)	4.00%	05/01/2057	1,705	1,185,581
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Spring Valley Community Infrastructure District No. 1; Series 2025, RB(a)	6.25%	09/01/2054	$4,400	$4,453,059
				40,299,324
Illinois–4.88%
Bolingbrook (Village of), IL; Series 2005, RB(g)	6.00%	12/30/2049	3,076	1,076,768
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	52,565	52,738,454
Series 2025 A, GO Bonds	6.00%	01/01/2050	4,275	4,404,636
Chicago (City of), IL (O’Hare International Airport); Series 2026 A, RB	5.00%	01/01/2046	2,500	2,570,621
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2039	3,060	2,965,352
Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	17,385,127
Series 2022 A, GO Bonds	4.00%	12/01/2047	2,000	1,587,776
Series 2023 A, GO Bonds	6.00%	12/01/2049	1,000	1,013,539
Evanston (City of), IL (Roycemore School); Series 2021, RB(a)	4.63%	04/01/2051	1,250	750,000
Illinois (State of);
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,099,215
Series 2025 E, GO Bonds (INS - BAM)(i)	5.00%	09/01/2045	6,975	7,136,741
Illinois (State of) Finance Authority;
Series 2019, Ref. RB	5.00%	09/01/2038	5,030	4,730,062
Series 2025, Ref. RB(a)	5.88%	09/01/2046	12,065	11,677,435
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(a)	5.63%	08/01/2053	500	506,940
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	36,300	32,893,216
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB	5.25%	05/15/2037	6,020	5,870,498
Series 2017, Ref. RB	5.25%	05/15/2048	12,770	11,063,605
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022 A, Ref. RB	5.00%	08/15/2051	15,000	14,940,907
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	66,105	49,727,782
Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	902,601
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009, VRD RB (LOC - PNC Bank, N.A.)(m)(p)	2.30%	08/01/2043	18,000	18,000,000
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	6,995	6,997,948
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,702,756
Illinois (State of) Housing Development Authority (Social Bonds); Series 2022 D, VRD RB (CEP - GNMA)(m)	1.72%	04/01/2045	5,000	5,000,000
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(a)	5.45%	01/01/2046	4,895	4,862,264
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B, RB(e)	0.00%	12/15/2051	13,165	3,516,393
Malta (Village of), IL (Prairie Springs); Series 2006, RB(g)	5.75%	12/30/2049	1,800	360,000
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	15,000	14,921,264
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,395	1,398,086
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,055	1,060,232
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,983,159
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB (Acquired 06/12/2007; Cost $5,615,000)(f)(n)	5.80%	03/01/2037	5,615	3,818,200
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(b)	5.75%	08/01/2042	1,945	1,946,328
Upper Illinois River Valley Development Authority; Series 2025, RB	7.00%	11/01/2060	10,000	9,670,153
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB(n)	4.50%	12/31/2038	1,915	1,454,995
Yorkville (United City of), IL (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	1,490	1,492,499
				320,225,552
Indiana–0.79%
Fort Wayne (City of), IN (Silver Birch of Fort Wayne); Series 2017, RB	5.35%	01/01/2038	4,665	4,343,620
Indiana (State of) Finance Authority; Series 2025, RB(a)	6.38%	10/15/2055	1,185	1,170,244
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.); Series 2026, VRD Ref. RB(m)	3.00%	11/01/2056	30,000	30,000,000
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(a)	5.90%	07/01/2038	1,000	999,022
Series 2018 A, Ref. RB(a)	6.00%	07/01/2048	2,750	2,669,752
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Unidy Properties LLC);
Series 2025, RB	5.63%	07/01/2050	$2,250	$2,151,272
Series 2025, RB	5.75%	07/01/2060	2,150	2,033,401
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,177,108
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	2,000	2,044,683
				51,589,102
Iowa–0.57%
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2023, Ref. RB	7.50%	05/15/2053	3,000	3,294,471
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(a)	6.00%	11/01/2042	6,000	5,873,063
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2065	199,120	28,286,848
				37,454,382
Kansas–0.48%
Manhattan (City of), KS; Series 2025 A, RB	5.50%	06/01/2055	1,500	1,500,357
University of Kansas Hospital Authority (KS Health System); Series 2026, Ref. RB	5.50%	03/01/2054	10,000	10,493,080
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2019, Ref. RB	5.00%	05/15/2034	1,000	1,008,431
Series 2019, Ref. RB	5.00%	05/15/2050	1,915	1,672,850
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	11,000	11,113,209
Wyandotte County-Kansas City Unified Government;
Series 2026, RB(a)	4.75%	03/01/2041	1,700	1,626,413
Series 2026, RB(a)	5.50%	03/01/2046	4,320	4,234,724
				31,649,064
Kentucky–0.96%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	5,395	5,398,667
Series 2016, Ref. RB	5.50%	02/01/2044	8,500	8,500,501
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	1,960	1,613,793
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2012, Ref. RB	5.38%	11/15/2042	2,300	1,968,547
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,561,751
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,189,872
Series 2015, Ref. RB	5.75%	11/15/2045	2,600	2,396,493
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,101,149
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB	6.60%	07/01/2039	9,000	9,952,825
Series 2013 C, RB	6.75%	07/01/2043	5,000	5,477,939
Series 2013 C, RB	6.88%	07/01/2046	7,000	7,706,019
Kentucky Bond Development Corp. (Collegiate Housing Foundation-Bowling Green Llc – Western Kentucky University Project);
Series 2026, RB (INS - AGI)(i)	4.75%	07/01/2056	2,800	2,649,875
Series 2026, RB (INS - AGI)(i)	5.25%	07/01/2061	2,250	2,284,142
Series 2026, RB (INS - AGI)(i)	5.00%	07/01/2065	3,655	3,532,512
Kentucky Housing Corp.; Series 2026 C, RB (CEP - GNMA)	4.70%	07/01/2046	4,765	4,665,105
				62,999,190
Louisiana–0.88%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	2,425	2,501,659
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2026, Ref. RB	5.13%	11/15/2045	2,060	2,020,010
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(a)	3.88%	11/01/2045	5,110	4,467,328
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of), LA Gomesa) (Green Bonds); Series 2018, RB(a)	5.65%	11/01/2037	2,680	2,747,649
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(a)	3.95%	11/01/2043	3,415	3,025,012
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(a)	5.38%	11/01/2038	$375	$380,615
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(a)	4.40%	11/01/2044	2,955	2,778,435
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa); Series 2018 A, RB(a)	5.50%	11/01/2039	1,145	1,157,893
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(a)	4.63%	11/01/2038	1,280	1,266,746
Louisiana (State of) Public Facilities Authority (Acadiana Renaissance Charter Academy); Series 2025, RB(a)	6.15%	06/15/2055	4,500	4,533,872
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation);
Series 2025, Ref. RB	5.50%	05/15/2050	3,050	3,192,176
Series 2025, Ref. RB	5.50%	05/15/2055	11,000	11,395,526
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2023, RB(a)(b)(c)	6.50%	10/01/2028	4,500	4,693,706
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB (Acquired 06/04/2024-04/10/2025; Cost $19,542,607)(a)(f)	9.00%	12/01/2044	20,650	10,325,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 2, RB(a)	6.35%	07/01/2040	3,000	3,191,820
				57,677,447
Maine–0.07%
Maine State Housing Authority; Series 2026 C, RB	4.70%	11/15/2046	4,420	4,312,432
Maryland–0.08%
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,519,515
Maryland Economic Development Corp. (Purple Line); Series 2022, RB(b)	5.00%	06/30/2040	1,000	1,008,082
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	2,100	2,072,780
				5,600,377
Massachusetts–1.16%
Collegiate Charter School of Lowell; Series 2019, RB	5.00%	06/15/2049	1,750	1,655,126
Massachusetts (Commonwealth of); Series 2025, RB(h)	5.00%	12/01/2052	30,000	30,548,916
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2025, RB	5.25%	07/01/2045	2,465	2,545,115
Series 2025, RB	5.25%	07/01/2050	2,000	2,020,721
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	8,165	8,025,191
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.50%	08/15/2050	4,000	4,154,929
Massachusetts (Commonwealth of) Development Finance Agency (CHF Wentworth, Inc.);
Series 2026, RB(a)	5.13%	07/01/2051	1,100	1,048,133
Series 2026, RB(a)	5.38%	07/01/2056	1,000	970,407
Series 2026, RB(a)	5.38%	07/01/2061	1,100	1,049,021
Series 2026, RB(a)	5.50%	07/01/2066	1,670	1,609,544
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026, Ref. RB	5.00%	12/01/2045	2,650	2,759,917
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.); Series 2025, RB	5.25%	07/01/2055	2,000	2,005,994
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(h)	5.50%	07/01/2032	5,015	5,725,905
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2057	12,740	12,009,868
				76,128,787
Michigan–1.47%
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,210	2,206,694
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,292,575
Ivywood Classical Academy;
Series 2023, RB	5.88%	01/01/2044	1,970	1,950,752
Series 2023, RB	6.00%	01/01/2054	3,885	3,677,086
Series 2023, RB	6.25%	01/01/2059	2,755	2,626,014
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(a)	5.00%	08/15/2041	$1,235	$1,162,301
Series 2021, Ref. RB(a)	5.00%	08/15/2051	1,510	1,288,555
Series 2026, RB(a)	6.25%	08/15/2056	2,160	2,192,110
Michigan (State of); Series 2024, RB(h)	5.50%	11/15/2049	15,000	15,842,193
Michigan (State of) Finance Authority; Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2065	81,530	8,218,371
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,137,937
Michigan (State of) Finance Authority (McLaren Health Care); Series 2019, RB	4.00%	02/15/2050	14,975	12,917,588
Michigan (State of) Housing Development Authority;
Series 2022, RB(h)(k)	5.10%	12/01/2037	10,000	10,355,917
Series 2022, RB(h)(k)	5.20%	12/01/2040	4,425	4,462,497
Michigan (State of) Strategic Fund (Draw Down-Berq Renewable);
Series 2024, RB(b)	8.13%	01/01/2030	4,500	4,515,212
Series 2024, RB(a)(b)	8.38%	01/01/2035	5,000	5,011,056
Series 2024, RB(a)(b)	8.50%	01/01/2045	2,550	2,507,335
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	5,970	4,757,508
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(a)	5.00%	08/15/2051	3,000	2,560,044
Michigan Strategic Fund;
Series 2016, RB(e)	0.00%	07/01/2036	1,970	39,400
Series 2016, RB	5.00%	07/01/2046	2,000	40,000
Series 2016, RB	5.00%	07/01/2051	3,080	61,600
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	5,367,139
Waterford Township Economic Development Corp.;
Series 2016 A, RB	5.00%	07/01/2036	4,550	91,000
Series 2016 A, RB	5.00%	07/01/2046	4,895	97,900
Series 2016 A, RB	5.00%	07/01/2051	2,795	55,900
				96,434,684
Minnesota–1.21%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,564,748
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.25%	03/01/2054	1,000	964,539
Bethel (City of), MN (Spectrum High School); Series 2024, RB	5.00%	07/01/2059	4,500	4,058,044
Brainerd (City of), MN;
Series 2025, RB	5.75%	05/01/2050	2,565	2,582,975
Series 2025, RB	6.00%	05/01/2055	2,665	2,706,549
Series 2025, RB	6.00%	05/01/2060	2,400	2,412,731
Brooklyn Park (City of), MN (Prairie Seeds Academy);
Series 2024, Ref. RB	5.13%	06/15/2054	4,420	3,980,308
Series 2024, Ref. RB	5.25%	06/15/2064	2,100	1,856,553
Coon Rapids (City of), MN (Athlos Leadership Academy); Series 2025, Ref. RB	6.50%	06/15/2065	5,000	4,935,663
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy); Series 2018, Ref. RB	5.00%	11/01/2048	2,000	1,491,863
Lakes Area Economic Development Authority; Series 2026, RB	5.88%	11/01/2062	1,250	1,221,252
Minneapolis (City of), MN (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	5,600	5,519,076
Minnesota Agricultural & Economic Development Board (Fairview Health Services); Series 2026, Ref. RB	5.00%	11/15/2044	5,000	5,104,814
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,003,343
Shakopee (City of), MN; Series 2025, Ref. RB	5.75%	11/01/2055	2,350	2,352,763
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $25,778,941)(a)(c)(f)(n)	6.00%	07/01/2027	25,779	644,474
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2018, RB	5.13%	12/01/2049	7,560	7,145,324
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,000,212
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,550,618
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	3,800	2,982,536
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,753,044
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	$1,185	$1,062,418
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,231,317
St. Paul Park (City of), MN (Presbyterian Homes-Norris); Series 2026, Ref. RB	5.25%	06/01/2051	2,135	2,043,240
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB (Acquired 12/13/2018; Cost $3,210,000)(f)(n)	5.50%	12/01/2038	3,210	1,605,000
Series 2018 A, Ref. RB (Acquired 12/13/2018; Cost $4,500,000)(f)(n)	5.88%	12/01/2048	4,500	2,250,000
Series 2018 A, Ref. RB (Acquired 12/13/2018; Cost $4,315,000)(f)(n)	6.50%	12/01/2053	4,315	2,157,500
Series 2018 B, Ref. RB (Acquired 12/13/2018; Cost $230,000)(f)(n)	6.75%	12/01/2026	230	115,000
				79,295,904
Mississippi–0.19%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(a)	4.55%	11/01/2039	1,585	1,528,277
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(a)	3.63%	11/01/2036	800	754,895
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,359,569
				12,642,741
Missouri–1.24%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(g)	5.50%	04/01/2027	4,635	1,158,622
Dardenne Town Square Transportation Development District; Series 2006 A, RB(g)(o)	5.00%	05/01/2036	5,190	1,816,500
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(g)(o)	5.75%	12/01/2028	1,250	812,500
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(a)	5.25%	12/01/2048	6,415	6,364,348
Series 2019 B, RB(a)	7.75%	12/15/2048	3,853	3,850,161
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(a)	5.00%	06/01/2054	1,190	1,134,542
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2020, RB (INS - AGI)(b)(i)	4.00%	03/01/2057	750	621,910
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(b)	6.45%	05/01/2040	1,539	1,494,664
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	3,285	3,294,439
Series 2017 A, Ref. RB	5.25%	05/15/2042	2,000	1,982,960
Series 2017 A, Ref. RB	5.25%	05/15/2050	16,750	15,658,676
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2024 A, Ref. RB	5.25%	08/15/2044	270	272,180
Series 2024 A, Ref. RB	5.63%	08/15/2054	960	970,352
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(a)	6.00%	06/01/2046	6,170	6,017,852
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(h)	5.13%	05/01/2052	10,005	10,156,351
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2054	1,250	1,227,119
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2025, Ref. RB(a)	6.25%	10/01/2055	3,600	3,585,756
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(a)	4.25%	12/01/2042	4,870	4,206,049
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	6,720	6,604,135
Series 2018 A, RB	5.13%	09/01/2049	6,475	6,311,594
Series 2018 A, RB	5.25%	09/01/2053	3,900	3,783,822
				81,324,532
Montana–0.77%
Kalispell (City of), MT (Immanuel Living At Buffalo Hill); Series 2025, Ref. RB	6.00%	05/15/2060	3,250	3,275,638
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	1,000,811
Series 2017, Ref. RB	5.25%	05/15/2047	3,395	3,143,963
Montana Facility Finance Authority; Series 2026, VRD RB(m)	2.20%	05/15/2066	43,000	43,000,000
				50,420,412
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–0.24%
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(h)	5.00%	02/01/2055	$15,500	$15,871,093
Nevada–0.22%
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	475	464,667
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.50%	12/01/2053	595	593,631
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(a)(b)(n)	6.25%	12/15/2037	781	8
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB (Acquired 11/26/2025-05/21/2026; Cost $4,657,160)(a)(b)(c)(f)	12.00%	11/02/2026	6,015	3,819,525
Nevada Housing Division; Series 2026 A, Ref. RB (CEP - GNMA)	5.50%	10/01/2046	3,000	3,165,149
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1);
Series 2022, RB(a)	5.75%	06/01/2042	340	350,822
Series 2022, RB(a)	6.00%	06/01/2052	1,750	1,777,929
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(a)(e)	0.00%	07/01/2058	19,000	3,021,961
Series 2018 D, Ref. RB(a)(e)	0.00%	07/01/2058	13,000	1,543,684
				14,737,376
New Hampshire–1.79%
New Hampshire (State of) Business Finance Authority;
Series 2025 B-1, RB	5.15%	09/28/2037	1,000	973,056
Series 2026 2, Class A-2, VRD RB(m)	4.40%	02/20/2043	2,885	2,777,531
New Hampshire (State of) Business Finance Authority (Aldeana, Azalea And Serenada); Series 2026, RB(a)(e)	0.00%	12/01/2040	17,235	6,004,829
New Hampshire (State of) Business Finance Authority (Cabs-Marion Oaks); Series 2026, RB(a)(e)	0.00%	12/15/2041	5,000	1,585,332
New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(a)(b)	4.88%	11/01/2042	7,500	6,706,701
New Hampshire (State of) Business Finance Authority (Good Land); Series 2026, RB(e)	0.00%	12/15/2039	7,000	2,927,988
New Hampshire (State of) Business Finance Authority (Grace Christian School);
Series 2025, RB	5.75%	08/01/2055	12,355	11,724,984
Series 2025, RB	6.00%	08/01/2065	5,905	5,705,516
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2025, RB	4.08%	01/20/2041	4,932	4,714,816
New Hampshire (State of) Business Finance Authority (Historymaker Empire); Series 2026, RB(a)	7.50%	02/01/2035	5,515	5,383,071
New Hampshire (State of) Business Finance Authority (Lackland); Series 2025 A, RB(a)(e)	0.00%	02/01/2035	27,050	15,650,678
New Hampshire (State of) Business Finance Authority (LGI Homes); Series 2026, RB(e)	0.00%	12/15/2041	6,375	2,374,216
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(a)(e)	0.00%	12/15/2033	10,985	6,514,358
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(a)(e)	0.00%	12/01/2031	0	291
New Hampshire (State of) Business Finance Authority (Social Certificates); Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	9,859	9,264,087
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(a)(e)	0.00%	04/01/2032	4,000	2,810,236
New Hampshire (State of) Business Finance Authority (The Chambers Creek); Series 2025, RB(a)(e)	0.00%	12/15/2032	6,396	4,219,467
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(a)(e)	0.00%	12/01/2034	38,000	21,991,014
New Hampshire (State of) Business Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(a)	5.63%	12/15/2033	4,065	4,121,249
Series 2024, RB(a)	6.25%	12/15/2038	1,840	1,859,799
				117,309,219
New Jersey–2.13%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds);
Series 2022, RB	6.00%	06/15/2047	1,425	1,475,752
Series 2022, RB	6.00%	06/15/2062	4,300	4,398,616
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(b)	5.25%	09/15/2029	25,665	25,697,905
Series 2000 A, RB(b)	5.63%	11/15/2030	17,360	17,385,936
Series 2012, RB(b)	5.75%	09/15/2027	20,755	20,792,791
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(a)	7.00%	08/01/2054	7,180	7,045,640
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(b)	5.38%	01/01/2043	$3,500	$3,502,743
Series 2013, RB(b)	5.63%	01/01/2052	10,750	10,756,554
New Jersey (State of) Health Care Facilities Financing Authority; Series 2026, VRD RB (LOC - TD Bank, N.A.)(m)(p)	1.40%	07/01/2061	20,000	20,000,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 A, RB(e)	0.00%	12/15/2037	10,000	6,216,492
Series 2023, RB(h)(k)	5.25%	06/15/2050	12,000	12,355,153
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046	10,890	10,533,493
				140,161,075
New Mexico–0.10%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2039	1,225	1,185,895
Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(a)	8.00%	05/01/2040	5,295	5,276,252
				6,462,147
New York–12.20%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,330	1,330,564
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(e)	0.00%	07/15/2034	14,345	10,435,982
Series 2009, RB(e)	0.00%	07/15/2044	23,805	9,780,508
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2047	1,160	995,935
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,328,252
Series 2017 A, RB	5.00%	08/01/2047	4,290	4,166,752
Series 2017 A, RB	5.00%	08/01/2052	790	737,262
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(b)(p)	5.50%	12/31/2040	13,140	12,666,482
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School); Series 2025, RB(a)	5.63%	07/01/2045	2,000	1,997,894
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2053	1,240	1,062,114
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(a)	4.00%	06/15/2041	1,310	1,124,488
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(a)	5.00%	06/15/2033	590	615,213
Series 2023, RB(a)	5.50%	06/15/2053	1,150	1,118,586
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	1,000	967,402
Metropolitan Transportation Authority (Green Bonds);
Series 2020 A-1, RB	4.00%	11/15/2053	27,500	23,211,105
Series 2020 D-1, RB	5.00%	11/15/2045	10,000	10,131,431
Series 2024 A, Ref. RB	5.25%	11/15/2049	12,000	12,292,007
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School);
Series 2024, RB(a)	5.00%	07/01/2054	4,235	3,637,570
Series 2024, RB(a)	5.00%	07/01/2059	2,610	2,204,137
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	10,200	8,546,689
Monroe County Industrial Development Corp. (Social Bonds); Series 2022, RB(a)	6.00%	07/01/2057	2,000	1,944,738
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(e)(g)	0.00%	01/01/2058	30,886	0
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,390	5,504,389
Series 2006 A-3, RB	5.13%	06/01/2046	70,039	36,913,257
Series 2006 B, RB(e)	0.00%	06/01/2046	105,990	26,500,171
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, RB	6.13%	06/01/2094	1,500	1,502,738
New York (City of), NY;
Series 2018 D, VRD GO Bonds(m)	3.05%	12/01/2047	60,000	60,000,000
Series 2025, GO Bonds(h)(k)	5.25%	04/01/2054	15,000	15,322,647
Subseries 2023 B-1, GO Bonds(h)	5.25%	10/01/2047	10,000	10,317,912
New York (City of), NY Municipal Water Finance Authority; Subseries 2023 AA-3, RB(h)	5.00%	06/15/2047	10,000	10,267,567
New York (City of), NY Transitional Finance Authority;
Series 2015 E3, VRD RB(m)	3.00%	02/01/2045	10,000	10,000,000
Series 2022, RB(h)	5.25%	11/01/2048	12,500	12,933,703
Series 2026 B-1, RB	5.50%	11/01/2052	10,000	10,558,467
New York (State of) Dormitory Authority; Series 2018 E, RB(h)	5.00%	03/15/2046	35,050	35,632,440
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB (INS - AGI)(i)	3.00%	09/01/2050	$13,075	$9,144,552
New York (State of) Dormitory Authority (New School (The)); Series 2025 A, Ref. RB	4.25%	07/01/2050	4,500	3,980,219
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2053	15,000	12,951,517
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2057	15,000	13,038,870
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	5,000	4,402,261
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	30,000	25,419,000
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016, RB(e)	0.00%	11/15/2049	13,390	4,260,259
New York Counties Tobacco Trust IV;
Series 2005 F, RB(e)	0.00%	06/01/2060	50,000	2,392,615
Series 2010 A, RB(a)	6.25%	06/01/2041	5,892	5,587,602
New York Counties Tobacco Trust V;
Series 2005 S-2, RB(e)	0.00%	06/01/2050	45,500	7,048,532
Series 2005 S-3, RB(e)	0.00%	06/01/2055	268,000	22,721,871
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(a)	7.25%	11/15/2044	46,500	46,603,476
New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	9,130	6,532,363
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGI)(i)	3.00%	11/15/2051	10,000	6,909,295
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(b)	5.38%	08/01/2036	11,505	11,878,456
Series 2021, Ref. RB(b)	3.00%	08/01/2031	2,400	2,303,512
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(b)	4.38%	10/01/2045	14,920	13,908,163
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	30,745	31,561,864
Series 2023, RB(b)	5.38%	06/30/2060	14,230	14,083,549
Series 2024, RB(b)	5.50%	06/30/2060	30,000	30,147,726
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds); Series 2023, RB (INS - BAM)(b)(i)	5.38%	06/30/2060	7,500	7,532,186
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.00%	07/01/2046	2,420	2,385,033
Series 2016 A, RB(b)	5.25%	01/01/2050	13,695	13,623,293
Series 2023, RB(b)	5.63%	04/01/2040	18,500	19,489,772
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2024, Ref. RB (INS - AGI)(b)(d)(i)	5.00%	12/31/2054	2,250	1,446,799
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(b)	5.50%	12/31/2060	10,000	10,024,763
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(b)	4.75%	11/01/2042	5,285	4,632,703
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(a)(e)	0.00%	08/15/2060	368,350	27,069,968
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.75%	12/01/2044	8,800	8,946,920
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	1,430	1,192,524
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(n)	5.00%	07/01/2027	1,985	397,000
Series 2013 A, RB(n)	5.00%	07/01/2038	5,700	1,140,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 A, RB	4.00%	11/15/2056	10,000	8,657,054
Series 2025, RB(h)(k)	5.25%	05/15/2057	20,000	20,453,593
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	9,325	8,741,514
Series 2016 B, Ref. RB	5.00%	06/01/2048	23,395	21,758,758
Ulster (County of), NY Capital Resource Corp. (Woodland Pond At New Paltz); Series 2025, RB(a)	5.88%	09/15/2059	2,000	1,977,975
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	0	389
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	6,000	6,521,794
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.); Series 2021, Ref. RB(a)	5.00%	07/01/2041	5,000	4,904,513
Westchester County Local Development Corp. (Sunrise Of Tarrytown); Series 2026, RB(a)	6.50%	12/01/2065	1,250	1,282,014
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	8,103,657
				800,906,326
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.09%
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	$1,485	$1,489,449
Series 2018 A, RB	5.00%	10/01/2048	5,055	4,695,950
				6,185,399
North Dakota–0.19%
Grand Forks (City of), ND (Altru Health System);
Series 2021, Ref. RB	4.00%	12/01/2046	9,395	7,872,171
Series 2021, Ref. RB	4.00%	12/01/2051	4,345	3,501,920
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	5.00%	05/01/2050	1,500	1,398,518
				12,772,609
Ohio–3.25%
Blanchard Valley Port Authority; Series 2026, RB(a)	6.25%	01/01/2046	1,660	1,653,198
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	11,000	7,785,270
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	57,885	44,265,111
Series 2020 B-3, Ref. RB(e)	0.00%	06/01/2057	24,060	1,615,006
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(a)	5.88%	01/01/2049	1,350	1,328,560
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(a)	7.00%	11/15/2048	7,360	7,480,643
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(b)	5.38%	09/15/2027	4,190	4,196,271
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(a)	5.00%	06/01/2028	1,860	1,889,094
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.25%	02/15/2047	5,500	5,501,091
Dayton-Montgomery County Port Authority (Dayton Regional Stem Schools, Inc.);
Series 2024, RB	5.00%	12/01/2054	800	760,917
Series 2024, RB	5.00%	12/01/2060	1,100	1,037,877
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	999,490
Series 2020, Ref. RB	5.25%	11/15/2055	7,425	6,803,250
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center); Series 2019, RB	5.00%	12/01/2051	2,500	2,343,570
Greene (County of), OH Port Authority (Community First Solutions Obligated Group);
Series 2024, RB	5.00%	05/15/2055	2,435	2,319,182
Series 2024, RB	5.00%	05/15/2059	4,200	3,960,588
Hamilton (County of), OH (Life Enriching Communities); Series 2025, Ref. RB	5.50%	01/01/2050	1,900	1,926,384
Hamilton (County of), OH (UC Health);
Series 2020, RB	4.00%	09/15/2050	19,100	15,481,914
Series 2025 A, Ref. RB	5.50%	08/01/2051	2,500	2,480,135
Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	3,545	2,688,752
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2045	14,245	11,937,702
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $4,695,340)(a)(f)(n)	6.00%	04/01/2038	5,771	72,136
Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $936,226)(a)(f)(n)	6.25%	04/01/2049	1,679	20,986
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	11,930	11,463,315
Series 2013, RB	5.00%	02/15/2048	15,710	14,489,341
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(a)(b)	5.00%	07/01/2049	4,900	4,413,569
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2025);
Series 2025, RB	5.50%	10/01/2050	1,300	1,248,231
Series 2025, RB	5.50%	10/01/2057	1,800	1,702,445
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,535	1,469,820
Ohio (State of) Housing Finance Agency (Ashford at Central Park); Series 2026, RB(a)	6.25%	01/01/2046	1,520	1,535,853
Ohio (State of) Housing Finance Agency (Green Oaks of Fairborn); Series 2026, RB(a)	6.13%	01/01/2046	1,430	1,439,198
Ohio (State of) Housing Finance Agency (Green Oaks of Grove City); Series 2026, RB(a)	6.13%	01/01/2046	1,510	1,519,712
Ohio (State of) Housing Finance Agency (Silver Birch of Amhest);
Series 2025, RB(a)	8.75%	01/01/2039	1,000	972,555
Series 2025, RB(a)	6.25%	01/01/2045	2,865	2,945,871
Ohio (State of) Housing Finance Agency (Silver Birch of Bedford Height); Series 2025, RB(a)	6.38%	01/01/2045	2,810	2,910,008
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Housing Finance Agency (Silver Birch of Canton);
Series 2025, RB(a)	8.75%	01/01/2034	$900	$890,208
Series 2025, RB(a)	6.25%	01/01/2045	2,360	2,426,616
Ohio (State of) Housing Finance Agency (Silver Birch of Cuyahoga); Series 2025, RB(a)	6.25%	01/01/2045	2,970	3,053,834
Ohio (State of) Housing Finance Agency (Silver Birch of Mansfield); Series 2024, RB(a)	6.00%	01/01/2045	2,000	2,012,590
Ohio State University (The) (Green Bonds); Series 2021 A, RB (INS - AGI)(h)(i)	5.50%	11/01/2059	10,000	10,218,644
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	4,880,640
University of Cincinnati; Series 2025, RB(h)	5.25%	06/01/2054	15,000	15,424,007
				213,563,584
Oklahoma–1.79%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	2,645	2,439,430
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(a)	6.25%	06/15/2054	3,325	3,167,824
Series 2024, RB(a)	6.50%	06/15/2064	4,275	4,150,927
Oklahoma (State of) Capitol Improvement Authority; Series 2025, RB(h)	5.25%	07/01/2055	17,500	18,203,353
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,570	1,569,862
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(n)	6.88%	11/01/2046	2,469	12,591
Series 2016 A, RB(n)	6.63%	11/30/2049	1,164	5,939
Series 2016 A, RB(n)	7.00%	11/01/2051	2,429	12,388
Series 2016 B-1, RB(n)	5.25%	11/30/2049	1,664	8,485
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(b)	5.50%	06/01/2035	18,625	18,625,320
Series 2001 B, Ref. RB(b)	5.50%	12/01/2035	15,000	15,000,180
Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	47,625	47,625,572
Tulsa (City of), OK Airports Improvement Trust (American Airlines, Inc.);
Series 2025, Ref. RB(b)	6.25%	12/01/2035	4,000	4,446,908
Series 2025, Ref. RB(b)	6.25%	12/01/2040	2,000	2,168,094
				117,436,873
Oregon–0.58%
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, Ref. RB	4.00%	06/01/2046	16,025	14,170,337
Oregon Health & Science University (Green Bonds); Series 2021 A, Ref. RB	3.00%	07/01/2051	5,000	3,399,077
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2048	10,000	10,421,900
Washington & Multnomah Counties School District No. 48J Beaverton;
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2045	2,500	975,056
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2047	2,500	857,927
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	2,900	2,501,138
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	3,250	2,802,999
Series 2021 A, Ref. RB	5.00%	11/15/2051	3,970	3,241,534
				38,369,968
Pennsylvania–1.33%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(a)	6.00%	05/01/2042	4,430	4,612,446
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(a)	6.00%	05/01/2042	1,275	1,305,712
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,734,119
Series 2018, Ref. RB	5.00%	12/01/2043	4,800	4,529,246
Series 2019, RB	5.00%	12/01/2054	2,000	1,717,342
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	3,465	2,925,112
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	4,000	3,947,877
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	6.00%	06/30/2061	$18,500	$19,306,988
Series 2022, RB (INS - AGI)(b)(i)	5.75%	12/31/2062	10,000	10,384,708
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	3,275	2,931,892
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,520,658
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	3,806,067
Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	30,015
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	18,625	18,962,919
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	6,120	6,040,452
Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,645,997
				87,401,550
Puerto Rico–5.30%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	13,340	13,581,595
Series 2002, RB	5.63%	05/15/2043	5,415	5,498,951
Series 2005 A, RB(e)	0.00%	05/15/2050	318,730	64,122,484
Series 2008 B, RB(e)	0.00%	05/15/2057	784,260	24,346,803
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	5,000	4,849,858
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	24,758	22,995,701
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	11,330	10,066,442
Subseries 2022, RN(e)	0.00%	11/01/2043	2,115	1,509,478
Subseries 2022, RN(e)	0.00%	11/01/2051	5,926	4,304,096
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(n)	5.00%	07/01/2027	6,685	4,946,900
Series 2007 TT, RB(n)	5.00%	07/01/2027	2,350	1,741,937
Series 2007 UU, Ref. RB (3 mo. Term SOFR + 0.68%)(n)(q)	3.93%	07/01/2027	4,250	3,145,000
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(e)(n)(q)	0.00%	07/01/2031	2,050	1,519,563
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030	15,785	15,944,872
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2032	9,305	9,359,335
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2033	4,380	4,384,469
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2035	6,080	6,034,036
Series 2008 WW, RB(n)	5.25%	07/01/2033	2,200	1,630,750
Series 2010 AAA, RB(n)	5.25%	07/01/2027	840	621,600
Series 2010 AAA, RB(n)	5.25%	07/01/2031	1,350	1,000,688
Series 2010 CCC, RB(n)	5.00%	07/01/2027	325	240,500
Series 2010 CCC, RB(n)	5.00%	07/01/2028	960	711,600
Series 2010 CCC, RB(n)	5.25%	07/01/2028	7,600	5,633,500
Series 2010 EEE, RB(n)	6.05%	07/01/2032	895	663,419
Series 2010 XX, RB(n)	4.63%	07/01/2027	620	458,800
Series 2010 XX, RB(n)	5.25%	07/01/2027	385	284,900
Series 2010 XX, RB(n)	5.25%	07/01/2035	6,799	5,039,759
Series 2010 YY, RB(n)	6.13%	07/01/2040	1,200	889,500
Series 2010 ZZ, Ref. RB(n)	4.63%	07/01/2027	640	473,600
Series 2010 ZZ, Ref. RB(n)	5.00%	07/01/2027	340	251,600
Series 2010 ZZ, Ref. RB(n)	5.00%	07/01/2027	435	321,900
Series 2010 ZZ, Ref. RB(n)	5.25%	07/01/2027	875	647,500
Series 2010 ZZ, Ref. RB(n)	5.25%	07/01/2027	65	48,100
Series 2010 ZZ, Ref. RB(n)	5.00%	07/01/2028	310	229,788
Series 2012 A, RB(n)	4.80%	07/01/2029	2,260	1,675,225
Series 2012 A, RB(n)	5.00%	07/01/2029	3,535	2,620,319
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2013 A, RB(n)	7.25%	07/01/2030	$2,120	$1,600,600
Series 2013 A, RB(n)	7.00%	07/01/2040	2,675	2,012,937
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 04/30/2019-04/01/2025; Cost $1,856,508)(f)	6.63%	01/01/2027	1,827	1,824,678
Series 2023 A, RB (Acquired 04/30/2019-01/08/2020; Cost $14,506,488)(f)	6.63%	01/01/2028	13,222	13,179,434
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2033	11,463	9,079,396
Series 2018 A-1, RB(e)	0.00%	07/01/2046	30,515	10,983,735
Series 2018 A-1, RB(e)	0.00%	07/01/2051	103,221	27,052,469
Series 2018 A-1, RB	4.75%	07/01/2053	32,479	30,734,249
Series 2019 A-2, RB	4.33%	07/01/2040	26,401	25,841,811
Series 2019 A-2, RB	4.54%	07/01/2053	314	288,247
Series 2019 A-2, RB	4.78%	07/01/2058	4,223	3,987,515
				348,379,639
Rhode Island–0.02%
Rhode Island Health & Educational Building Corp.; Series 2025 A, RB (INS - AGI)(i)	5.00%	07/01/2045	1,000	1,015,445
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	29,581
				1,045,026
South Carolina–0.56%
South Carolina (State of) Housing Finance & Development Authority; Series 2026 B-1, Ref. RB (CEP - GNMA)	4.63%	07/01/2046	4,000	3,929,008
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	9,350	9,212,789
South Carolina (State of) Jobs-Economic Development Authority (Bishop Gadsden Episcopal); Series 2025, RB	5.38%	04/01/2056	1,000	983,814
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project); Series 2024, RB(a)	6.50%	06/15/2054	3,420	3,400,705
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	884,698
Series 2013, RB	5.13%	05/01/2048	2,000	1,727,621
Series 2017, Ref. RB	5.00%	05/01/2042	250	223,934
South Carolina (State of) Jobs-Economic Development Authority (Midlands STEM Charter School); Series 2025, RB(a)	5.25%	06/15/2034	3,150	3,028,566
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(a)	5.00%	06/15/2054	2,375	2,113,096
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village);
Series 2025 A, RB	5.80%	12/01/2050	1,150	1,159,900
Series 2025, RB	5.75%	12/01/2060	1,000	983,525
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	1,008,208
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2025 A, RB	5.63%	10/01/2050	700	696,639
Series 2025 A, RB	5.63%	10/01/2060	500	488,388
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	7,070	7,232,729
				37,073,620
South Dakota–0.05%
Sioux Falls (City of), SD (Dow Rummel Village); Series 2026 A, Ref. RB	5.70%	11/01/2061	3,125	3,031,879
Tennessee–1.18%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	11,401,603
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee);
Series 2024 B-1, RB (INS - BAM)(i)	5.13%	07/01/2054	2,500	2,515,397
Series 2024 B-1, RB (INS - BAM)(i)	5.25%	07/01/2064	6,110	6,150,892
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	188,428
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	502,685
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $11,574,346)(a)(f)(n)	6.00%	04/01/2038	$11,808	$147,596
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $10,148,228)(a)(f)(n)	6.25%	04/01/2049	15,399	192,495
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(a)	5.50%	09/01/2047	13,625	12,077,549
Series 2016 A, Ref. RB(a)	5.00%	09/01/2031	750	714,903
Tennessee (State of) School Bond Authority;
Series 2022 A, RB (CEP - Tennessee Higher Education Intercept Program)(h)	5.00%	11/01/2052	30,000	30,521,943
Series 2022, RB (CEP - Tennessee Higher Education Intercept Program)(h)	5.00%	11/01/2047	12,835	13,193,170
				77,606,661
Texas–8.87%
Anna (City of), TX; Series 2025, RB	5.20%	09/15/2045	1,000	1,002,087
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(a)	4.88%	06/15/2054	1,100	968,079
Series 2024, RB(a)	4.88%	06/15/2059	1,000	867,336
Series 2024, RB(a)	5.00%	06/15/2064	1,200	1,048,309
Series 2025, Ref. RB(a)	5.75%	06/15/2055	2,000	2,000,282
Series 2025, Ref. RB(a)	5.88%	06/15/2065	2,250	2,253,962
Arlington Higher Education Finance Corp. (Cypress Christian School);
Series 2024, RB(a)	5.75%	06/01/2043	1,500	1,515,504
Series 2024, RB(a)	6.00%	06/01/2053	1,250	1,240,182
Arlington Higher Education Finance Corp. (Great Hearts America - Texas); Series 2024, RB	4.75%	08/15/2044	1,000	925,334
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	8,025	5,885,516
Series 2021, Ref. RB	4.50%	02/15/2056	3,000	2,157,941
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	5.00%	08/15/2041	775	540,798
Series 2021, RB	5.00%	08/15/2051	5,370	3,207,287
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.);
Series 2023 A, RB(a)	6.00%	02/15/2043	3,825	3,431,154
Series 2023 A, RB(a)	6.13%	02/15/2053	5,000	4,241,520
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(a)	5.38%	12/31/2045	1,100	1,088,062
Austin (City of), TX;
Series 2026 B, RB(b)	5.00%	11/15/2045	11,715	11,860,340
Series 2026 B, RB(b)	5.00%	11/15/2046	11,060	11,135,256
Birdville Independent School District; Series 2023, GO Bonds (INS - BAM)(i)	4.00%	02/15/2048	11,440	10,153,672
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB (Acquired 03/16/2020-08/04/2023; Cost $243,819)(a)(b)(f)(n)	9.00%	03/01/2039	235	2
Brooks Development Authority; Series 2025, Ref. RB(a)	5.13%	08/15/2036	5,155	5,094,882
Celina (City of), TX (The Laskes at Mustang Ranch Public Improvement Phases #8-9); Series 2025, RB(a)	5.50%	09/01/2045	300	301,510
El Paso (City of), TX; Series 2022 A, RB (INS - BAM)(i)	4.00%	03/01/2048	9,950	8,780,467
Grand Parkway Transportation Corp.; Series 2013 B, RB	5.85%	10/01/2048	17,000	17,574,508
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2016, Ref. RB	5.00%	01/01/2048	4,280	4,144,181
Harris County Hospital District; Series 2025, GO Bonds(h)	5.50%	02/15/2050	12,500	13,227,281
Houston (City of), TX;
Series 2026 C, Ref. RB (INS - AGI)(i)	5.00%	09/01/2045	4,000	4,143,466
Series 2026 C, Ref. RB (INS - AGI)(i)	5.25%	09/01/2051	2,210	2,288,788
Series 2026 C, Ref. RB (INS - AGI)(i)	5.50%	09/01/2058	11,000	11,564,616
Series 2026 C, Ref. RB	5.50%	09/01/2058	15,460	16,091,844
Series 2026, RB(h)	5.50%	09/01/2058	9,050	9,419,878
Series 2026, RB (INS - AGI)(h)(i)	5.50%	09/01/2058	7,830	8,231,911
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(b)	4.00%	07/15/2041	13,745	12,275,911
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(b)	5.00%	07/01/2029	9,200	9,209,338
Series 2021 A, RB(b)	4.00%	07/01/2041	2,500	2,231,630
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lamar Consolidated Independent School District;
Series 2023, GO Bonds	4.00%	02/15/2048	$20,000	$17,616,874
Series 2025, GO Bonds (INS - AGI)(h)(i)	5.50%	02/15/2058	30,000	31,260,899
Lower Colorado River Authority; Series 2025, RB (INS - AGI)(h)(i)	5.25%	05/15/2053	10,000	10,267,884
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2026, Ref. RB	5.00%	05/15/2046	2,360	2,426,415
Lowry Crossing (City of), TX (Simpson Road Public Improvement); Series 2025, RB(a)	5.75%	09/15/2045	740	757,857
Mesquite (City of), TX; Series 2025, RB	5.50%	09/01/2045	1,050	1,043,800
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	8,290	8,731,074
Series 2025 A, RB	6.50%	10/01/2060	8,115	8,516,265
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB (Acquired 04/07/2017; Cost $1,610,000)(f)(n)	5.00%	07/01/2037	1,610	161
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living); Series 2025 A, RB	6.25%	10/01/2045	3,000	3,203,873
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community); Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $4,562,624)(f)(n)	2.00%	11/15/2061	4,563	22,813
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	20,530	19,623,329
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2025, VRD RB(m)	2.30%	08/01/2055	20,000	20,000,000
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	7,790	7,602,814
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,332,843
Series 2016 A, RB	5.50%	11/15/2046	4,475	4,015,603
Series 2016 A, RB	5.50%	11/15/2052	850	740,593
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 A, RB	6.88%	10/01/2057	500	513,005
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,000	3,002,140
Series 2018, Ref. RB	5.25%	10/01/2049	12,840	12,455,221
Series 2020, RB	5.25%	10/01/2055	2,105	1,982,697
Newark Higher Education Finance Corp. (Hughen Center, Inc.); Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	500	500,577
North Texas Tollway Authority; Series 2011 B, RB(c)(e)(j)	0.00%	09/01/2031	15,500	8,196,646
Port Beaumont Navigation District (Jefferson Gulf Coast Energy); Series 2024, RB(a)(b)	5.25%	01/01/2054	2,000	1,795,337
Princeton (City of), TX (Eastridge Public Improvement District); Series 2025, RB(a)	5.63%	09/01/2055	700	695,723
Princeton (City of), TX (Westridge Public Improvement District); Series 2025, RB(a)	5.63%	09/01/2055	685	676,015
San Antonio (City of), TX; Series 2023 A, Ref. RB(h)	5.50%	02/01/2050	10,000	10,546,825
San Antonio Education Facilities Corp. (University of the Incarnate Word);
Series 2025, RB	5.00%	10/01/2050	1,200	1,116,038
Series 2025, RB	5.50%	10/01/2055	1,815	1,779,262
Seagoville (City of), TX; Series 2025, RB(a)	5.75%	09/15/2045	625	640,082
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	5,000	4,438,676
Tarrant County Cultural Education Facilities Finance Corp.;
Series 2017, RB (Acquired 10/29/2025; Cost $74,897)(f)	6.00%	02/15/2037	100	83,375
Series 2017, RB (Acquired 10/29/2025; Cost $82,373)(f)	6.13%	02/15/2048	110	91,713
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2022, RB(h)	5.00%	11/15/2051	15,000	15,048,673
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.00%	11/15/2027	1,950	1,970,891
Series 2017, RB	6.75%	11/15/2047	13,125	13,177,027
Series 2017, RB	6.75%	11/15/2052	965	967,688
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(f)(n)	5.75%	02/15/2029	1,600	1,334,000
Series 2009 A, RB (Acquired 12/10/2009-09/12/2025; Cost $14,258,393)(f)(n)	8.00%	02/15/2038	15,135	12,618,806
Series 2017 A, RB (Acquired 12/15/2016-10/29/2025; Cost $26,331,639)(f)(n)	6.38%	02/15/2048	27,110	22,602,962
Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,814,254)(f)(n)	6.38%	02/15/2052	25,055	20,889,606
Series 2017, RB (Acquired 11/05/2019; Cost $9,547,686)(f)(n)	6.38%	02/15/2041	8,755	7,299,481
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2022 A, RB	4.00%	07/01/2053	4,345	3,621,548
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center); Series 2025, Ref. RB	4.13%	12/01/2054	$5,800	$5,056,602
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	3,545	3,539,131
Series 2020, Ref. RB	6.75%	11/15/2051	13,625	12,979,477
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,822,586
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	13,447	10,494,284
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project); Series 2024, Ref. RB	5.00%	10/01/2049	1,000	983,818
Texas (State of) Transportation Commission; Series 2019, RB(e)	0.00%	08/01/2046	1,760	636,031
Texas (State of) Water Development Board; Series 2023 A, RB	4.88%	10/15/2048	10,000	10,063,424
Texas (State of) Water Development Board (Master Trust);
Series 2022, RB	4.80%	10/15/2052	8,000	7,895,756
Series 2022, RB	5.00%	10/15/2057	3,500	3,545,574
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(b)	5.50%	12/31/2058	10,000	10,215,978
Texas Transportation Finance Corp.; Series 2025, RB(h)	5.50%	10/01/2055	16,250	17,293,652
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	53,868
Tuloso-Midway Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(h)	5.25%	08/15/2050	12,600	13,108,690
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	8,660	7,552,197
				582,551,013
Utah–2.05%
Auto Mall & Retail Public Infrastructure District; Series 2023 B, GO Bonds(a)	9.75%	03/15/2053	2,065	2,074,182
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(a)	4.00%	03/01/2051	3,900	3,134,032
Series 2021 B, GO Bonds(a)	7.38%	09/15/2051	5,500	4,937,809
Black Rock Mountain Resort Public Infrastructure District; Series 2025, RB(a)	5.88%	12/01/2054	4,250	4,338,627
Boulder Ridge Public Infrastructure District No. 1; Series 2025, GO Bonds(a)	7.50%	03/01/2055	1,800	1,749,156
Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds(a)	9.00%	03/15/2053	1,239	1,192,685
Downtown Revitalization Public Infrastructure District (SEG Redevelopment);
Series 2025, RB (INS - AGI)(i)	5.50%	06/01/2050	4,500	4,752,752
Series 2025, RB (INS - AGI)(i)	5.50%	06/01/2055	10,000	10,505,365
Fiddlers Canyon Infrastructure Financing District (Fiddlers Canyon Assessment Area); Series 2024, RB(a)	5.63%	12/01/2053	2,800	2,618,537
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(a)	6.63%	03/01/2054	2,375	2,404,845
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(a)	5.63%	12/01/2043	4,347	4,356,640
Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(a)	5.13%	03/01/2051	3,280	2,575,722
Series 2022 B, GO Bonds(a)	8.00%	03/15/2051	579	523,756
Jordanelle Ridge Public Infrastructure District No. 2; Series 2025 B, GO Bonds(a)	7.88%	03/15/2055	2,400	2,292,196
Mida Cormont Public Infrastructure District;
Series 2025 A-1, GO Bonds(a)	6.25%	06/01/2055	1,000	1,040,753
Series 2025, GO Bonds(a)	8.50%	06/15/2055	1,500	1,541,280
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(a)	4.50%	08/01/2040	1,205	1,181,067
Series 2024-2, RB(a)	5.75%	06/15/2044	1,000	1,020,691
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(a)	6.50%	03/01/2055	2,000	1,938,284
Series 2024 A-2, GO Bonds(d)	7.00%	03/01/2055	1,060	696,560
Series 2024 B, GO Bonds(a)	9.00%	03/15/2055	1,000	1,012,232
Olympia Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(a)	6.38%	03/01/2055	1,485	1,513,609
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(a)	6.50%	03/01/2055	3,380	3,283,984
Series 2024 A-2, GO Bonds(a)(d)	7.00%	03/01/2055	1,615	990,985
Series 2024 B, GO Bonds(a)	9.00%	03/15/2055	881	876,342
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Panorama Public Infrastructure District No. 1;
Series 2025 A, GO Bonds(a)	6.25%	03/01/2055	$2,000	$2,000,175
Series 2025 B, GO Bonds(a)	8.63%	03/15/2055	621	612,849
Point Phase 1 Public Infrastructure District No. 1;
Series 2025 A-1, RB	6.13%	03/01/2055	5,950	6,122,701
Series 2025 A-2, RB	6.63%	03/01/2055	1,000	829,616
Series 2025, RB	8.50%	03/15/2055	6,600	6,650,017
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(a)	4.38%	02/01/2051	1,100	853,498
Series 2021 B, GO Bonds(a)	7.38%	08/15/2051	600	503,804
Salt Lake City (City of), UT; Series 2017 A, RB(b)(h)(k)	5.00%	07/01/2047	15,000	15,017,974
Soleil Hills Public Infrastructure District No. 1; Series 2025, GO Bonds(a)	8.00%	03/15/2055	835	830,415
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(a)	5.00%	06/15/2052	9,640	8,072,693
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(a)	5.00%	06/15/2050	3,000	2,667,365
Utah (State of) Charter School Finance Authority (Scholar Academy); Series 2018 A, RB(a)(c)	6.00%	10/15/2028	4,190	4,009,362
Utah (State of) Charter School Finance Authority (Utah County Academy of Sciences);
Series 2018 A, RB(a)(c)	5.75%	07/15/2028	3,720	3,720,186
Series 2018, RB(a)	4.65%	07/15/2033	500	499,854
Utah Housing Corp.; Series 2026 D, RB (CEP - GNMA)	4.75%	07/01/2048	9,760	9,317,811
Wildwood (Cityof), Reserve Infrastructure Financing District; Series 2025, RB(a)	6.25%	12/01/2054	5,489	5,558,428
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(a)	7.00%	12/01/2042	5,630	5,051,514
				134,870,353
Virgin Islands–0.15%
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(a)	6.00%	04/01/2053	7,550	7,463,987
Virgin Islands Hotel Development Financing Corp.; Series 2026, RB	6.00%	12/01/2055	2,250	2,178,094
				9,642,081
Virginia–1.02%
Ballston Quarter Community Development Authority; Series 2016 A-2, RB(d)	7.13%	03/01/2059	10,634	9,902,180
Powhatan County Economic Development Authority; Series 2025, RB(a)	6.13%	09/01/2060	7,475	7,352,891
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	16,862,924
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	2,401,911
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(b)	5.00%	12/31/2052	9,150	8,877,648
Series 2017, RB(b)	5.00%	12/31/2056	8,000	7,719,506
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2044	1,960	1,906,191
Series 2023, RB	7.00%	09/01/2059	11,000	11,908,321
				66,931,572
Washington–1.23%
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2058	8,500	8,082,525
Washington (State of) Housing Finance Commission;
Series 2025, RB (INS - BAM)(a)(i)	5.25%	07/01/2055	1,800	1,802,621
Series 2025, RB (INS - BAM)(a)(i)	5.25%	07/01/2064	22,185	21,926,618
Series 2025, Ref. RB	6.25%	01/01/2061	6,600	6,696,472
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	700	639,552
Series 2016 A, Ref. RB(a)	5.00%	07/01/2051	7,100	6,201,932
Series 2024, RB(a)	6.00%	07/01/2059	2,750	2,780,292
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(a)	5.00%	01/01/2031	1,500	1,504,898
Series 2016 A, Ref. RB(a)	5.00%	01/01/2046	8,700	8,299,057
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(a)	5.00%	01/01/2051	8,165	7,448,166
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	$5,216	$4,965,445
Series 2024-2, RB	4.22%	03/01/2050	8,684	8,214,861
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(a)	5.00%	07/01/2056	2,260	1,906,788
				80,469,227
West Virginia–1.42%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	2,735	2,740,785
Series 2013, Ref. RB(a)(n)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(a)(g)(n)	5.75%	06/01/2042	14,980	11,184,141
Series 2019 B, Ref. RB(a)(g)(n)	7.50%	06/01/2042	5,285	3,648,485
Huntington (City of), WV (Downtown Project No. 3);
Series 2024 A, Ref. RB	5.00%	06/01/2039	350	350,111
Series 2024 A, Ref. RB	5.50%	06/01/2049	450	440,562
Huntington (City of), WV (Kinetic Park Project No. 3);
Series 2024, Ref. RB	5.13%	06/01/2039	440	441,674
Series 2024, Ref. RB	5.63%	05/01/2050	480	468,932
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB (Acquired 07/21/2023; Cost $1,740,965)(a)(f)	6.00%	06/01/2053	1,755	1,820,879
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB (Acquired 09/28/2017-04/22/2024; Cost $7,004,254)(a)(f)	5.75%	06/01/2043	7,000	7,041,792
Series 2020, Ref. RB (Acquired 04/30/2020; Cost $12,214,064)(a)(f)	7.50%	06/01/2043	12,800	13,400,911
Series 2021 A, Ref. RB (Acquired 05/27/2021; Cost $2,725,000)(a)(f)	4.13%	06/01/2043	2,725	2,480,326
West Virginia (State of) Economic Development Authority; Series 2020, RB(a)(n)	7.63%	12/01/2040	9,315	4,750,650
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(b)(c)	5.45%	03/27/2035	2,250	2,412,107
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB (Acquired 05/17/2023; Cost $20,000,000)(a)(b)(f)(n)	9.50%	05/01/2043	20,000	18,000,000
Series 2025, RB (Acquired 02/14/2025; Cost $2,000,000)(a)(b)(f)(n)	9.50%	05/01/2043	2,000	1,800,000
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(a)(n)	8.50%	12/01/2043	16,000	11,907,578
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(b)(n)	7.25%	02/01/2036	10,965	39,474
Series 2018, RB(a)(b)(n)	8.75%	02/01/2036	5,500	1,320,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group);
Series 2023 B, RB	6.00%	09/01/2048	3,000	3,181,169
Series 2023 B, RB	6.00%	09/01/2053	5,000	5,237,515
				93,167,091
Wisconsin–5.95%
Wisconsin (State of) (Explore Academy Albuquerque);
Series 2026, Ref. RB(a)	6.75%	04/01/2046	2,335	2,252,668
Series 2026, Ref. RB(a)	6.88%	04/01/2051	2,045	1,953,719
Series 2026, Ref. RB(a)	7.13%	04/01/2056	3,710	3,581,024
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(e)(i)	0.00%	12/15/2060	6,005	968,928
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	8,385	8,576,961
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB (Acquired 08/30/2017-02/19/2021; Cost $5,847,594)(f)	5.00%	08/01/2037	5,820	3,845,310
Series 2017, Ref. RB (Acquired 09/05/2017-02/03/2021; Cost $2,357,971)(f)	5.00%	08/01/2039	2,355	1,482,676
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2026, Ref. RB	5.38%	06/01/2050	1,200	1,183,538
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corporation Cedar Community); Series 2026, Ref. RB	5.50%	06/01/2055	500	493,188
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	$3,950	$3,954,091
Series 2019, Ref. RB	5.00%	11/01/2046	2,500	2,369,242
Series 2019, Ref. RB	5.00%	11/01/2054	10,000	8,986,975
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.);
Series 2025 A, Ref. RB	6.00%	11/15/2045	2,000	1,984,822
Series 2025 A, Ref. RB	6.25%	11/15/2055	3,265	3,212,566
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Corp.);
Series 2026, Ref. RB	5.00%	12/01/2045	2,555	2,576,470
Series 2026, Ref. RB	5.00%	12/01/2046	2,235	2,240,691
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,094,961
Wisconsin (State of) Public Finance Authority;
Series 2019, Ref. RB(a)	5.00%	09/01/2054	1,360	1,242,421
Series 2023 A, Ref. RB(a)	6.25%	10/01/2053	1,000	1,012,345
Series 2023 B, RB(a)(e)	0.00%	07/01/2062	17,585	14,331,775
Series 2023, RB(a)	6.88%	07/01/2053	1,350	1,364,045
Series 2023, RB(a)	7.00%	07/01/2058	1,000	1,009,823
Series 2023, RB	5.75%	07/01/2062	17,366	17,706,500
Series 2025 A, RB(a)	6.75%	12/01/2065	2,135	2,196,999
Series 2025, RB(a)(e)	0.00%	12/15/2032	5,250	3,541,925
Series 2025, RB(a)(e)	0.00%	12/15/2039	3,690	1,573,474
Series 2025, RB(a)(e)	0.00%	12/15/2041	14,000	5,183,186
Series 2025, RB(a)	7.00%	07/01/2055	3,000	2,982,605
Series 2025, RB(a)	6.00%	06/01/2060	1,000	957,953
Series 2025, RB(b)	6.50%	06/30/2060	8,000	8,757,067
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(a)	6.25%	06/01/2052	7,500	6,960,545
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB (Acquired 12/01/2017-11/16/2020; Cost $3,537,989)(a)(f)(n)	6.25%	10/01/2031	3,475	347,500
Series 2017 A, RB (Acquired 12/01/2017-01/13/2021; Cost $25,904,213)(a)(f)(n)	6.85%	10/01/2047	25,735	2,573,500
Series 2017 A, RB (Acquired 12/06/2017-10/08/2019; Cost $1,304,321)(a)(f)(n)	7.00%	10/01/2047	1,250	125,000
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(a)(e)	0.00%	12/15/2038	10,553	4,962,070
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(a)(n)	6.25%	08/01/2027	1,550	1,131,500
Series 2017, RB(a)(n)	6.75%	08/01/2031	15,590	10,913,000
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(a)	5.00%	06/15/2051	2,000	1,634,335
Series 2021 A, RB(a)	5.00%	06/15/2056	1,400	1,108,209
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(a)	5.13%	06/01/2048	10,500	9,851,811
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(e)	0.00%	02/01/2031	11,319	8,352,989
Wisconsin (State of) Public Finance Authority (Cabs-Rans-Double L Ranch); Series 2026, RB(a)(e)	0.00%	12/15/2035	4,500	2,277,372
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(a)(e)	0.00%	12/15/2033	6,917	4,372,450
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holdings); Series 2025, Ref. RB	5.50%	06/01/2055	600	586,545
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(a)	5.88%	06/15/2054	750	728,116
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(a)	5.00%	06/01/2050	2,660	2,263,241
Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(a)	5.75%	10/01/2053	5,505	5,538,074
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(a)(f)(n)	6.25%	11/01/2028	2,525	883,750
Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,467,094)(a)(f)(n)	6.85%	11/01/2046	34,350	12,022,500
Series 2017 B, RB (Acquired 01/23/2018; Cost $8,349,668)(a)(f)(n)	8.50%	11/01/2046	8,000	4,000
Wisconsin (State of) Public Finance Authority (Explore Academy Rio Rancho); Series 2025 A, RB(a)	6.75%	07/01/2045	4,770	4,805,869
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes);
Series 2025, RB(b)	5.75%	06/30/2060	20,000	20,553,596
Series 2025, RB(b)	5.75%	12/31/2065	9,500	9,756,232
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	3,592	3,508,381
Series 2019 A, RB	5.75%	12/01/2048	610	590,236
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio); Series 2022 B, RB(a)	5.63%	02/01/2046	$3,500	$3,550,763
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(a)	5.25%	06/15/2049	5,775	5,276,054
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(a)(o)	6.25%	01/01/2038	11,000	4,950,000
Series 2018 A-1, RB(a)(o)	6.38%	01/01/2048	16,520	7,434,000
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(a)	5.25%	05/15/2047	2,240	2,211,710
Series 2017 A, Ref. RB(a)	5.25%	05/15/2052	2,300	2,185,699
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(a)	5.00%	12/15/2054	8,225	7,253,084
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(a)	5.00%	06/01/2041	3,450	3,452,829
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities Project);
Series 2026, Ref. RB(a)(b)	5.00%	06/01/2031	2,770	2,831,764
Series 2026, Ref. RB(a)(b)	5.00%	06/01/2036	4,000	4,026,054
Series 2026, Ref. RB(a)(b)	5.00%	06/01/2041	4,000	3,902,361
Series 2026, Ref. RB(a)(b)	5.38%	06/01/2046	6,000	5,926,685
Wisconsin (State of) Public Finance Authority (Milo Farms); Series 2025, RB(a)(e)	0.00%	12/15/2039	26,132	9,745,940
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	6,825,859
Wisconsin (State of) Public Finance Authority (Pinecrest Academy of Nevada - Sloan Canyon Campus); Series 2024, Ref. RB(a)	4.50%	07/15/2053	1,000	851,667
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.35%	12/01/2045	33,765	33,858,894
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB (Acquired 12/17/2021; Cost $10,000,000)(a)(f)	6.50%	01/01/2041	10,000	5,000,000
Series 2021 A, RB (Acquired 12/17/2021; Cost $10,916,258)(a)(f)	6.85%	01/01/2051	11,110	5,555,000
Wisconsin (State of) Public Finance Authority (Quality Education Academy);
Series 2023, RB(a)	6.25%	07/15/2053	160	160,689
Series 2023, RB(a)	6.50%	07/15/2063	1,675	1,691,312
Wisconsin (State of) Public Finance Authority (Sky Harbour Capital Iii Llc Aviation Facilities); Series 2026, RB(a)(b)(c)	6.00%	01/01/2031	3,825	3,895,094
Wisconsin (State of) Public Finance Authority (Social Ctfs.);
Series 2026, RB	4.48%	12/05/2040	3,145	3,038,626
Series 2026, RB	4.48%	12/05/2040	2,196	2,010,540
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(a)	5.00%	10/01/2053	8,350	7,662,562
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy);
Series 2022 A, RB(a)	5.00%	06/15/2052	2,790	2,412,779
Series 2022, RB(a)	5.00%	06/15/2062	9,000	7,473,810
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,067,819
Wisconsin (State of) Public Finance Authority (WFCS Portfolio);
Series 2021 A-1, RB(a)	5.00%	01/01/2056	5,020	4,173,323
Series 2021, RB(a)(e)	0.00%	01/01/2061	41,985	3,761,785
Wisconsin (State of) Public Finance Authority (WhiteStone);
Series 2017, Ref. RB(a)	5.00%	03/01/2052	2,300	2,015,437
Series 2020, RB(a)	5.25%	03/01/2055	6,000	5,410,050
				391,080,958
Total Municipal Obligations (Cost $7,371,946,179)				6,892,010,708
			Shares
Exchange-Traded Funds–0.70%
Invesco Intermediate Municipal ETF(r)			407,600	20,832,925
Invesco Rochester High Yield Municipal ETF(r)			503,177	25,214,200
Total Exchange-Traded Funds (Cost $46,568,857)				46,047,125
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.26%
Texas–0.26%
AM BidCo Holdings LLC (Cost $16,861,602)(g)	3.68%	10/21/2027	$16,862	16,861,602
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31
Invesco High Yield Municipal Fund

	Shares	Value
Common Stocks & Other Equity Interests–0.14%
AM BidCo Holdings LLC(g)	799	$8,380,092
BL Train Holdings West LLC; Wts. expiring 11/26/2035(g)	294,270	588,540
Total Common Stocks & Other Equity Interests (Cost $7,988,100)		8,968,632

Preferred Stocks–0.00%
AES Puerto Rico, Inc.; Pfd. (Cost $16)(g)	323,055	0
TOTAL INVESTMENTS IN SECURITIES(s)–106.04% (Cost $7,443,364,754)		6,963,888,067
FLOATING RATE NOTE OBLIGATIONS–(8.02)%
Notes with interest and fee rates ranging from 2.80% to 3.57% at 08/31/2026 and contractual maturities of collateral ranging from 07/01/2032 to 11/01/2059 (See Note 1K)(t)		(526,880,000)
OTHER ASSETS LESS LIABILITIES–1.98%		130,248,876
NET ASSETS–100.00%		$6,567,256,943
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SOFR	– Secured Overnight Financing Rate
Sub.	– Subordinated
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32
Invesco High Yield Municipal Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $1,642,361,838, which represented 25.01% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Zero coupon bond issued at a discount.
(f)	Restricted security. The aggregate value of these securities at August 31, 2026 was $309,440,291, which represented 4.71% of the Fund’s Net Assets.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $146,930,355. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(m)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(n)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $241,363,771, which represented 3.68% of the Fund’s Net Assets.

(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2026.
(r)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$21,417,342	$-	$-	$(584,417)	$-	$20,832,925	$380,160
Invesco Rochester High Yield Municipal ETF	25,898,520	-	-	(684,320)	-	25,214,200	652,369
Total	$47,315,862	$-	$-	$(1,268,737)	$-	$46,047,125	$1,032,529

(s)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(t)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2026. At August 31, 2026, the
Fund’s investments with a value of $723,789,346 are held by TOB Trusts and serve as collateral for the $526,880,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33
Invesco High Yield Municipal Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $7,396,795,897)	$6,917,840,942
Investments in affiliates, at value (Cost $46,568,857)	46,047,125
Receivable for:
Investments sold	7,698,313
Fund shares sold	3,265,411
Interest	193,783,522
Investments matured, at value (Cost $53,733,387)	46,001,434
Investment for trustee deferred compensation and retirement plans	719,544
Other assets	1,487,381
Total assets	7,216,843,672
Liabilities:
Floating rate note obligations	526,880,000
Payable for:
Investments purchased	87,873,801
Dividends	13,982,043
Fund shares reacquired	15,641,196
Amount due to custodian	2,059,493
Accrued fees to affiliates	2,091,125
Accrued interest expense	82,860
Accrued trustees’ and officers’ fees and benefits	14,160
Accrued other operating expenses	226,516
Trustee deferred compensation and retirement plans	735,535
Total liabilities	649,586,729
Net assets applicable to shares outstanding	$6,567,256,943
Net assets consist of:
Shares of beneficial interest	$8,441,584,112
Distributable earnings (loss)	(1,874,327,169)
$6,567,256,943
Net Assets:
Class A	$4,010,876,351
Class C	$136,486,997
Class Y	$1,690,672,400
Class R5	$27,577
Class R6	$729,193,618
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	493,395,612
Class C	16,832,504
Class Y	207,689,525
Class R5	3,390
Class R6	89,782,082
Class A:
Net asset value per share	$8.13
Maximum offering price per share (Net asset value of $8.13 ÷ 95.75%)	$8.49
Class C:
Net asset value and offering price per share	$8.11
Class Y:
Net asset value and offering price per share	$8.14
Class R5:
Net asset value and offering price per share	$8.13
Class R6:
Net asset value and offering price per share	$8.12
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34
Invesco High Yield Municipal Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$215,476,235
Dividends from affiliates	1,032,529
Total investment income	216,508,764
Expenses:
Advisory fees	17,028,622
Administrative services fees	477,870
Custodian fees	20,572
Distribution fees:
Class A	5,121,495
Class C	741,409
Interest, facilities and maintenance fees	11,691,885
Transfer agent fees — A, C and Y	2,134,481
Transfer agent fees — R5	2
Transfer agent fees — R6	55,296
Trustees’ and officers’ fees and benefits	37,556
Registration and filing fees	127,059
Reports to shareholders	69,366
Professional services fees	437,786
Other	34,826
Total expenses	37,978,225
Less: Fees waived and/or expenses reimbursed	(37,221)
Net expenses	37,941,004
Net investment income	178,567,760
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(9,886))	(8,559,526)
Futures contracts	3,659,314
(4,900,212)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(197,138,359)
Affiliated investment securities	(1,268,737)
Futures contracts	200,114
(198,206,982)
Net realized and unrealized gain (loss)	(203,107,194)
Net increase (decrease) in net assets resulting from operations	$(24,539,434)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35
Invesco High Yield Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$178,567,760	$363,241,018
Net realized gain (loss)	(4,900,212)	(115,970,482)
Change in net unrealized appreciation (depreciation)	(198,206,982)	(75,103,467)
Net increase (decrease) in net assets resulting from operations	(24,539,434)	172,167,069
Distributions to shareholders from distributable earnings:
Class A	(109,047,098)	(234,160,991)
Class C	(3,603,754)	(8,994,446)
Class Y	(47,853,103)	(99,738,990)
Class R5	(795)	(1,548)
Class R6	(21,053,332)	(41,898,707)
Total distributions from distributable earnings	(181,558,082)	(384,794,682)
Share transactions–net:
Class A	(158,950,610)	(409,979,088)
Class C	(31,168,154)	(53,634,752)
Class Y	(70,635,575)	(227,749)
Class R5	(11)	10,000
Class R6	(11,125,486)	(37,698,930)
Net increase (decrease) in net assets resulting from share transactions	(271,879,836)	(501,530,519)
Net increase (decrease) in net assets	(477,977,352)	(714,158,132)
Net assets:
Beginning of period	7,045,234,295	7,759,392,427
End of period	$6,567,256,943	$7,045,234,295
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36
Invesco High Yield Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total Return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$8.38	$0.22	$(0.25)	$(0.03)	$(0.22)	$8.13	(0.34)%	$4,010,876	1.20%(d)	1.20%(d)	0.86%(d)	5.24%(d)	6%
Year ended 02/28/26	8.61	0.42	(0.21)	0.21	(0.44)	8.38	2.70	4,295,475	1.28	1.28	0.85	5.09	26
Year ended 02/28/25	8.54	0.40	0.11	0.51	(0.44)	8.61	6.16	4,836,462	1.38	1.38	0.89	4.67	20
Year ended 02/29/24	8.55	0.40	0.02	0.42	(0.43)	8.54	5.15	4,933,882	1.54	1.54	0.91	4.70	25
Year ended 02/28/23	9.94	0.41	(1.39)	(0.98)	(0.41)	8.55	(9.91)	4,873,987	1.39	1.39	0.86	4.63	27
Year ended 02/28/22	10.19	0.39	(0.23)	0.16	(0.41)	9.94	1.44	6,253,279	0.98	0.98	0.86	3.76	17
Class C
Six months ended 08/31/26	8.35	0.19	(0.24)	(0.05)	(0.19)	8.11	(0.60)(e)	136,487	1.89 (d)(e)	1.89 (d)(e)	1.55 (d)(e)	4.55 (d)(e)	6
Year ended 02/28/26	8.58	0.36	(0.21)	0.15	(0.38)	8.35	1.94 (e)	172,246	2.02 (e)	2.02 (e)	1.59 (e)	4.35 (e)	26
Year ended 02/28/25	8.51	0.34	0.11	0.45	(0.38)	8.58	5.38 (e)	233,044	2.12 (e)	2.12 (e)	1.63 (e)	3.93 (e)	20
Year ended 02/29/24	8.52	0.33	0.03	0.36	(0.37)	8.51	4.37	288,720	2.29	2.29	1.66	3.95	25
Year ended 02/28/23	9.91	0.35	(1.40)	(1.05)	(0.34)	8.52	(10.60)(e)	346,859	2.13 (e)	2.13 (e)	1.59 (e)	3.89 (e)	27
Year ended 02/28/22	10.15	0.31	(0.22)	0.09	(0.33)	9.91	0.78 (e)	530,125	1.71 (e)	1.71 (e)	1.59 (e)	3.03 (e)	17
Class Y
Six months ended 08/31/26	8.39	0.23	(0.25)	(0.02)	(0.23)	8.14	(0.21)	1,690,672	0.95 (d)	0.95 (d)	0.61 (d)	5.49 (d)	6
Year ended 02/28/26	8.62	0.44	(0.20)	0.24	(0.47)	8.39	2.96	1,814,907	1.03	1.03	0.60	5.34	26
Year ended 02/28/25	8.55	0.42	0.12	0.54	(0.47)	8.62	6.43	1,865,782	1.13	1.13	0.64	4.92	20
Year ended 02/29/24	8.56	0.42	0.02	0.44	(0.45)	8.55	5.41	1,909,686	1.29	1.29	0.66	4.95	25
Year ended 02/28/23	9.96	0.44	(1.41)	(0.97)	(0.43)	8.56	(9.75)	2,023,124	1.14	1.14	0.61	4.88	27
Year ended 02/28/22	10.21	0.42	(0.24)	0.18	(0.43)	9.96	1.70	2,780,042	0.73	0.73	0.61	4.01	17
Class R5
Six months ended 08/31/26	8.38	0.23	(0.25)	(0.02)	(0.23)	8.13	(0.19)	28	0.89 (d)	0.89 (d)	0.55 (d)	5.55 (d)	6
Year ended 02/28/26	8.61	0.44	(0.20)	0.24	(0.47)	8.38	3.00	28	0.99	0.99	0.56	5.38	26
Year ended 02/28/25	8.54	0.43	0.11	0.54	(0.47)	8.61	6.45	19	1.10	1.10	0.61	4.95	20
Year ended 02/29/24	8.55	0.42	0.02	0.44	(0.45)	8.54	5.40	40	1.28	1.28	0.65	4.96	25
Year ended 02/28/23	9.93	0.44	(1.39)	(0.95)	(0.43)	8.55	(9.61)	46	1.17	1.17	0.63	4.85	27
Year ended 02/28/22	10.18	0.41	(0.23)	0.18	(0.43)	9.93	1.67	158	0.76	0.76	0.64	3.98	17
Class R6
Six months ended 08/31/26	8.37	0.23	(0.25)	(0.02)	(0.23)	8.12	(0.20)	729,194	0.89 (d)	0.89 (d)	0.55 (d)	5.55 (d)	6
Year ended 02/28/26	8.60	0.44	(0.20)	0.24	(0.47)	8.37	3.00	762,577	0.99	0.99	0.56	5.38	26
Year ended 02/28/25	8.53	0.43	0.11	0.54	(0.47)	8.60	6.48	824,085	1.07	1.07	0.58	4.98	20
Year ended 02/29/24	8.54	0.42	0.03	0.45	(0.46)	8.53	5.46	759,812	1.25	1.25	0.62	4.99	25
Year ended 02/28/23	9.93	0.44	(1.39)	(0.95)	(0.44)	8.54	(9.65)	659,186	1.09	1.09	0.56	4.93	27
Year ended 02/28/22	10.18	0.42	(0.23)	0.19	(0.44)	9.93	1.75	800,984	0.68	0.68	0.56	4.06	17

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.94%, 0.99%, 0.99%, 0.99% and
0.98% for the six months ended August 31, 2026 and the years ended February 28, 2026, 2025, 2023 and 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
37
Invesco High Yield Municipal Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
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Invesco High Yield Municipal Fund

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and
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Invesco High Yield Municipal Fund

Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.
Other Risks - Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
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Invesco High Yield Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $300 million	0.600%
Next $300 million	0.550%
Over $600 million	0.500%
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.51%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $37,221.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $101,787 in front-end sales commissions from the sale of Class A shares and $54,736 and $4,246 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco High Yield Municipal Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$6,870,987,121	$21,023,587	$6,892,010,708
Exchange-Traded Funds	46,047,125	—	—	46,047,125
U.S. Dollar Denominated Bonds & Notes	—	—	16,861,602	16,861,602
Common Stocks & Other Equity Interests	—	—	8,968,632	8,968,632
Preferred Stocks	—	—	0	0
Total Investments in Securities	46,047,125	6,870,987,121	46,853,821	6,963,888,067
Other Investments - Assets
Investments Matured	—	45,007,134	994,300	46,001,434
Total Investments	$46,047,125	$6,915,994,255	$47,848,121	$7,009,889,501
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$3,659,314
Change in Net Unrealized Appreciation:
Futures contracts	200,114
Total	$3,859,428
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$181,899,886

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2026, the Fund engaged in securities purchases of $98,161,481 and securities sales of $95,778,324, which resulted in net realized gains (losses) of $(9,886).
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $11,757,609 with an average interest rate of 3.85%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2026, the Fund had no borrowings outstanding under this agreement.
42
Invesco High Yield Municipal Fund

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2026 were $607,759,286 and 3.01%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$513,616,537	$858,330,796	$1,371,947,333
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $441,875,893 and $941,446,814, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$185,416,877
Aggregate unrealized (depreciation) of investments	(736,911,980)
Net unrealized appreciation (depreciation) of investments	$(551,495,103)
Cost of investments for tax purposes is $7,561,384,604.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	94,038,033	$776,517,543	174,806,517	$1,441,312,676
Class C	1,214,219	10,003,353	5,433,540	44,674,543
Class Y	35,305,434	292,028,057	106,928,686	879,503,487
Class R5	-	-	1,201	10,000
Class R6	11,441,924	94,367,976	32,561,241	268,577,813
Issued as reinvestment of dividends:
Class A	7,093,254	58,484,361	16,340,702	134,881,206
Class C	280,526	2,307,527	739,857	6,090,318
Class Y	2,911,822	24,044,956	6,175,479	51,055,078
Class R6	1,434,750	11,818,588	3,278,470	27,029,457
Automatic conversion of Class C shares to Class A shares:
Class A	2,993,323	24,676,782	5,492,800	45,194,488
Class C	(3,002,669)	(24,676,782)	(5,508,208)	(45,194,488)
43
Invesco High Yield Municipal Fund

Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(123,564,115)	$(1,018,629,296)	(245,604,100)	$(2,031,367,458)
Class C	(2,284,636)	(18,802,252)	(7,192,360)	(59,205,125)
Class Y	(46,915,520)	(386,708,588)	(113,145,179)	(930,786,314)
Class R5	(2)	(11)	-	-
Class R6	(14,230,346)	(117,312,050)	(40,538,435)	(333,306,200)
Net increase (decrease) in share activity	(33,284,003)	$(271,879,836)	(60,229,789)	$(501,530,519)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

44
Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco High Yield Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers  and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Custom Invesco High Yield Municipal Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time
45
Invesco High Yield Municipal Fund

as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual management fees and total expense ratio were each in the fourth quintiles of its expense group and discussed with management reasons for such relative actual management fees and total expenses. The independent Trustees requested additional information from management regarding the Fund’s actual management fees, noting that the Fund’s actual management fees were in the fifth quintile of its expense universe (as opposed to expense group).  The independent Trustees reviewed and considered additional information provided by management, including with respect to  how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers and how the Fund generally holds significantly more positions than others in its expense group and the related additional resources necessary. The independent Trustees also considered information presented by management regarding the Fund’s consistent level of income provided to shareholders, and how such income levels compare to peers.  The independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco
Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco
46
Invesco High Yield Municipal Fund

Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
47
Invesco High Yield Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
48
Invesco High Yield Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
VK-HYM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Intermediate Term Municipal Income Fund
Nasdaq:
A: VKLMX ■ C: VKLCX ■ Y: VKLIX ■ R6: VKLSX

2	Schedule of Investments
25	Financial Statements
28	Financial Highlights
29	Notes to Financial Statements
34	Approval of Investment Advisory and Sub-Advisory Contracts
36	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.51%
Alabama–3.48%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGI)(a)(b)	5.00%	10/01/2033	$3,390	$3,447,322
Baldwin (County of), AL Industrial Development Authority; Series 2025, RB(a)(c)(d)	5.00%	06/01/2032	3,000	3,077,544
Baldwin (County of), AL Industrial Development Authority (Novelis Corp.); Series 2025, RB(a)(c)(d)	4.63%	06/01/2032	4,500	4,534,732
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,397,641
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.50%	06/01/2030	1,640	1,640,900
Black Belt Energy Gas District; Series 2026 A, RB	5.00%	12/01/2034	15,000	15,575,739
Black Belt Energy Gas District (Gas);
Series 2025 G, RB	5.00%	10/01/2035	10,000	10,362,488
Series 2026 J, RB	5.00%	11/01/2036	25,000	25,854,567
Black Belt Energy Gas District (The); Series 2024 B, RB(d)	5.00%	09/01/2032	5,000	5,205,335
Southeast Energy Authority, A Cooperative District (No. 1); Series 2021 A, RB(d)	4.00%	10/01/2028	1,700	1,717,273
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(d)	5.50%	12/01/2029	2,000	2,112,334
				75,925,875
Alaska–0.30%
Alaska (State of) Municipal Bond Bank Authority; Series 2015-3, Ref. RB	5.25%	10/01/2036	150	150,215
Alaska Housing Finance Corp. (General Mortgage); Series 2025, RB	6.00%	12/01/2054	4,610	4,985,246
Alaska Housing Finance Corp. (Veterans Mortgage); First Series 2025, RB (CEP - GNMA)	4.65%	12/01/2042	1,350	1,322,948
				6,458,409
Arizona–3.03%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	2,503	2,484,554
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(c)	5.63%	07/01/2048	2,000	1,989,676
Series 2019, RB(c)	5.00%	07/01/2039	1,000	998,416
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(c)	5.00%	07/01/2037	630	630,022
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(c)	5.00%	06/01/2031	7,720	7,788,987
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(c)	5.75%	07/15/2038	1,810	1,810,824
Chandler (City of), AZ Industrial Development Authority (Intel Corp.);
Series 2007, RB(a)(d)	4.10%	06/15/2028	7,500	7,599,277
Series 2019, RB(a)(d)	4.00%	06/01/2029	2,250	2,261,562
Series 2022, RB(a)(d)	5.00%	09/01/2027	4,945	4,993,561
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,109,673
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,205,372
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(c)	4.00%	10/15/2047	10,000	8,491,799
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB (CEP - Arizona School District)	5.00%	07/01/2037	330	331,613
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools); Series 2023, RB(c)	5.25%	07/01/2033	1,450	1,456,844
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	2,000	1,731,044
Mesa (City of), AZ; Series 2017, RB	4.00%	07/01/2039	4,850	4,740,442
Navajo (Nation of); Series 2015 A-144A, Ref. RB(c)	5.50%	12/01/2030	725	725,772
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies);
Series 2016, Ref. RB	5.00%	07/01/2036	2,000	2,003,538
Series 2016, Ref. RB	5.00%	07/01/2046	1,870	1,845,272
Phoenix-Mesa Gateway Airport Authority (Mesa); Series 2012, RB(a)	5.00%	07/01/2038	145	145,094
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.00%	09/01/2026	25	25,000
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(c)	5.38%	06/15/2035	1,255	1,250,812
Series 2021, RB(c)	4.00%	06/15/2041	740	597,937
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(c)	5.00%	07/01/2033	$2,245	$2,245,052
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy); Series 2026, RB(c)	5.50%	06/15/2036	5,000	4,832,670
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,021
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	1,755	1,756,418
				66,071,252
Arkansas–0.14%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(a)	5.70%	05/01/2053	2,500	2,549,173
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	530	530,740
				3,079,913
California–4.94%
Adelanto Public Utility Authority (Utility System);
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2028	315	321,708
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2029	300	306,139
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2030	325	331,338
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2031	310	315,797
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2032	310	315,529
California (State of);
Series 2020, GO Bonds	4.00%	03/01/2036	4,000	4,063,256
Series 2020, Ref. GO Bonds(d)(e)	4.00%	03/01/2030	195	203,833
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2023, RB(d)	5.25%	04/01/2030	1,275	1,336,587
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(d)	5.25%	10/01/2031	4,250	4,460,680
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	5.00%	06/01/2032	385	403,469
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	1,870	1,872,887
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,773,504
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,197,258
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services); Series 2024 A, RB	3.85%	11/15/2027	1,850	1,850,654
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	10,100	10,103,063
California (State of) Health Facilities Financing Authority (Providence ST. Joseph Health); Series 2025, RB(d)	5.25%	10/01/2035	3,000	3,307,012
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	4,835	4,811,798
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB (Acquired 11/26/2025; Cost $2,885,000)(a)(c)(d)(f)	12.00%	11/02/2026	2,885	1,831,975
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	848,627
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,001,311
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(a)(c)	5.00%	07/01/2027	1,470	1,475,685
Series 2012, RB(a)(c)	5.00%	07/01/2037	2,000	2,001,002
Series 2012, RB(a)(c)	5.00%	11/21/2045	5,000	5,001,339
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(c)	5.00%	11/21/2045	4,750	4,809,347
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(c)	5.00%	11/15/2036	1,660	1,684,085
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,000,803
California (State of) School Finance Authority (KIPP LA); Series 2017 A, RB(c)	5.00%	07/01/2037	350	351,198
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(c)	5.00%	11/01/2032	1,135	1,140,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	$3,525	$3,528,344
Series 2016 A, RB(c)	5.00%	12/01/2046	9,175	9,184,285
Series 2018 A, RB(c)	5.25%	12/01/2038	1,000	1,013,471
California (State of) Statewide Communities Development Authority (Southern California Edison Company); Series 2006 D, Ref. RB	4.50%	11/01/2033	2,730	2,789,349
Golden State Tobacco Securitization Corp.; Series 2005 A, RB(e)(g)	0.00%	06/01/2028	55	52,763
Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	1,000	986,062
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGI)(b)	4.00%	08/01/2039	3,400	3,302,859
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2025, Ref. RB(a)	5.25%	05/15/2040	5,000	5,351,624
M-S-R Energy Authority; Series 2009 C, RB	7.00%	11/01/2034	1,500	1,765,217
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	420	414,477
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2029	4,605	4,610,184
Series 2016, Ref. RB	5.00%	11/01/2031	545	545,427
Series 2016, Ref. RB	5.00%	11/01/2036	1,250	1,250,619
Series 2016, Ref. RB	5.00%	11/01/2039	1,525	1,525,200
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,000
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	400,025
Roseville Joint Union High School District; Series 2018, GO Bonds (INS - BAM)(b)(g)	0.00%	08/01/2043	1,360	577,470
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, Ref. RB(a)	5.00%	07/01/2042	475	477,600
Series 2021 B, RB(a)	4.00%	07/01/2040	3,000	2,859,144
Series 2021 B, RB(a)	4.00%	07/01/2046	1,970	1,772,934
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,082,703
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2036	950	996,712
Series 2019, Ref. RB	5.00%	06/01/2048	60	58,858
Series 2019, Ref. RB(g)	0.00%	06/01/2054	20,800	3,689,030
				107,849,341
Colorado–1.66%
Baseline Metropolitan District No. 1; Series 2024 A, Ref. GO Bonds (INS - AGI)(b)	4.00%	12/01/2046	2,500	2,254,046
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	367,893
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(c)	5.00%	12/01/2040	1,325	1,314,542
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(c)	5.00%	12/01/2029	2,622	2,624,545
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	423	368,426
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.63%	05/15/2029	375	367,452
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A, Ref. RB	4.00%	08/01/2039	2,040	1,936,978
Series 2019 A-1, Ref. RB	4.00%	08/01/2037	4,730	4,640,101
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2045	3,035	3,078,496
Colorado (State of) High Performance Transportation Enterprise; Series 2014, RB(a)	5.75%	01/01/2044	1,110	1,110,498
Colorado Housing and Finance Authority (Social Bonds); Series 2025, Ref. RB (CEP - GNMA)	6.50%	05/01/2055	4,585	5,102,317
Denver (City & County of), CO;
Series 2018 A-2, RB(g)	0.00%	08/01/2030	800	688,830
Series 2018 A-2, RB(g)	0.00%	08/01/2031	1,000	825,354
Series 2022 D, Ref. RB(a)	5.50%	11/15/2032	2,250	2,506,121
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,050	1,038,566
Grand River Hospital District; Series 2026, GO Bonds (INS - AGI)(b)	6.00%	12/01/2045	1,000	1,113,157
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	125	124,925
Park Creek Metropolitan District; Series 2025, Ref. RB (INS - AGI)(b)	5.00%	12/01/2041	705	732,594
Raindance Metropolitan District No. 2; Series 2024, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2039	355	372,587
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(g)	0.00%	12/01/2032	4,000	2,618,856
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	$805	$716,250
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/15/2031	135	137,831
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2031	230	241,782
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2032	185	193,639
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2033	255	265,917
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2034	285	295,958
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2035	100	103,414
Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	1,014,635
				36,155,710
Connecticut–1.53%
Aquarion Water Authority;
Series 2026 A, RB	5.25%	08/01/2042	5,000	5,412,387
Series 2026 A, RB	5.25%	08/01/2043	6,450	6,961,717
Connecticut (State of); Series 2019 A, GO Bonds	5.00%	04/15/2034	4,150	4,337,847
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2030	285	289,686
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2031	540	547,492
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2033	600	605,598
Connecticut (State of) Health & Educational Facilities Authority (Fairview Issue); Series 2026 A, Ref. RB	5.50%	12/15/2036	5,000	5,161,680
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2026, RB	5.00%	08/01/2045	1,000	1,039,039
Series 2026, RB	5.00%	08/01/2046	1,100	1,136,437
Connecticut (State of) Health and Education Facilities Authority (Convenant Home, Inc.); Series 2018 B, RB	5.00%	12/01/2040	2,000	2,000,890
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	5,948,958
				33,441,731
Delaware–0.10%
Delaware (State of) Economic Development Authority (NRG Energy); Series 2020 B, Ref. RB(d)	4.00%	10/01/2035	2,100	2,065,580
District of Columbia–0.78%
District of Columbia;
Series 2015, Ref. RB	5.00%	07/15/2033	125	125,421
Series 2025, Ref. RB	5.25%	10/01/2036	2,800	3,019,526
Series 2025, Ref. RB	5.25%	10/01/2037	2,955	3,159,476
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	1,735	1,735,092
District of Columbia (The Catholic University of America); Series 2018, Ref. RB	5.00%	10/01/2043	2,275	2,191,932
Metropolitan Washington Airports Authority;
Series 2010 A, RB(g)	0.00%	10/01/2037	5,000	2,906,474
Series 2010 A, RB (INS - AGI)(b)(g)	0.00%	10/01/2037	40	23,481
Series 2019 A, Ref. RB(a)	5.00%	10/01/2039	3,775	3,850,357
				17,011,759
Florida–11.20%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2014 A, RB	5.00%	12/01/2044	6,945	6,948,782
Series 2019, Ref. RB	5.00%	12/01/2037	2,570	2,630,062
Babcock Ranch Community Independent Special District; Series 2024, RB(c)	5.00%	05/01/2044	875	865,192
Boggy Creek Improvement District; Series 2023, Ref. RB	4.50%	05/01/2033	835	846,811
Broward (County of), FL; Series 2015 A, RB(a)	4.10%	10/01/2037	5,000	4,882,093
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	13,000	13,011,623
Canaveral Port Authority;
Series 2018 A, RB(a)	5.00%	06/01/2045	7,525	7,562,929
Series 2018 B, RB	5.00%	06/01/2048	4,000	4,023,516
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Cape Coral (City of), FL;
Series 2017, Ref. RB (INS - BAM)(b)	4.00%	10/01/2042	$14,000	$12,789,311
Series 2026, RB (INS - AGI)(b)	4.45%	03/01/2045	3,705	3,576,278
Series 2026, RB (INS - AGI)(b)	4.55%	03/01/2046	2,750	2,667,441
Series 2026, RB	5.00%	10/01/2046	1,000	1,030,621
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(c)	5.00%	06/15/2034	785	791,190
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(c)	5.00%	12/15/2035	1,085	1,064,551
Series 2020, RB(c)	5.00%	12/15/2040	4,860	4,630,045
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2032	2,645	2,472,770
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(c)	5.00%	10/15/2037	510	506,256
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(c)	6.25%	06/15/2040	2,695	2,715,972
Capital Trust Authority (The Marie Selby Botanical Garden); Series 2026, RB(c)	4.50%	06/15/2033	1,000	1,000,035
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(a)(c)	5.00%	10/01/2034	1,000	1,007,201
Series 2021, RB(a)(c)	4.00%	10/01/2041	2,000	1,775,444
Series 2025, RB(a)	5.13%	10/01/2035	350	352,855
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,660,068
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2020, Ref. RB	4.00%	12/01/2037	1,300	1,278,726
Florida (State of) Municipal Power Agency (All-Requirements Power Supply); Series 2025, Ref. RB	5.00%	10/01/2035	1,000	1,082,945
Florida (State of) North Broward Hospital District;
Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,098,648
Series 2017 B, Ref. RB	5.00%	01/01/2048	4,000	4,012,765
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (Acquired 04/26/2024-05/02/2025; Cost $10,169,667) (INS - AGI)(a)(b)(f)	5.00%	07/01/2044	10,000	9,840,230
Series 2024, Ref. RB (Acquired 09/23/2024; Cost $9,143,954) (INS - AGI)(a)(b)(f)	5.25%	07/01/2047	8,730	8,616,878
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(a)(c)(d)	4.38%	10/01/2031	3,715	3,711,152
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2020 C, Ref. RB(c)	4.00%	09/15/2030	380	372,109
Florida Development Finance Corp. (Tampa General Hospital);
Series 2026 A, RB	5.00%	08/01/2044	2,400	2,474,264
Series 2026 A, RB	5.00%	08/01/2045	1,600	1,644,316
Florida Development Finance Corp. (Waste Pro USA, Inc.); Series 2023, RB(a)(c)	4.50%	07/01/2032	4,500	4,483,452
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	1,865	2,013,791
Greater Orlando Aviation Authority;
Series 2015 A, RB(a)	5.00%	10/01/2034	2,755	2,758,552
Series 2024, RB(a)	5.25%	10/01/2042	5,000	5,242,316
Series 2025, RB(a)	5.25%	11/01/2035	2,000	2,096,946
Series 2025, RB(a)	5.50%	11/01/2036	3,000	3,195,942
Greater Orlando Aviation Authority (Jetblue Airways Corp.); Series 2013, Ref. RB(a)	5.00%	11/15/2036	1,250	1,250,018
Greater Orlando Aviation Authority (United Airlines, Inc.);
Series 2025, RB(a)	5.25%	11/01/2034	1,000	1,055,481
Series 2025, RB(a)	5.50%	11/01/2037	2,045	2,166,099
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,979,776)(f)(h)	5.25%	04/01/2028	1,984	24,806
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	1,485	1,485,491
Hyde Park Community Development District No. 1; Series 2024 B, RB	5.25%	05/01/2034	1,450	1,465,666
JEA Electric System;
Series 2026 A, Ref. RB	5.00%	10/01/2046	3,380	3,509,488
Series 2026 A, Ref. RB	5.00%	10/01/2047	9,525	9,839,145
JEA Water & Sewer System; Series 2026 A, Ref. RB	5.00%	10/01/2047	4,290	4,471,166
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(c)	5.00%	07/15/2028	180	181,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lee (County of), FL;
Series 2021 B, RB(a)	5.00%	10/01/2035	$5,000	$5,263,321
Series 2024, RB(a)	5.25%	10/01/2039	5,000	5,293,080
Series 2024, RB (INS - AGI)(a)(b)	5.25%	10/01/2043	1,375	1,426,807
Series 2024, RB(a)	5.25%	10/01/2044	4,065	4,200,696
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(c)	5.38%	12/01/2032	1,000	816,041
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB	4.00%	10/01/2036	10,000	9,931,599
Series 2017 B, Ref. RB(a)	5.00%	10/01/2040	9,740	9,788,183
Series 2021, RB (INS - AGI)(b)	4.00%	10/01/2042	5,120	4,802,375
Series 2022, RB	5.00%	07/01/2044	5,000	5,182,008
Subseries 2021 A-1, Ref. RB (INS - AGI)(a)(b)	4.00%	10/01/2040	2,000	1,857,797
Subseries 2021 A-1, Ref. RB (INS - AGI)(a)(b)	4.00%	10/01/2041	2,750	2,584,877
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	925	929,295
Series 2013 A, RB	5.00%	07/01/2033	600	600,787
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(c)	4.38%	05/15/2035	500	501,001
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.00%	10/01/2043	5,000	5,144,371
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	355	365,769
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	308,102
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	511,747
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,750	3,759,778
Series 2018, RB	5.00%	11/15/2045	6,000	6,012,398
Series 2020 B, RB	4.00%	11/15/2041	250	233,161
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.00%	11/01/2035	1,295	1,368,217
Series 2025, RB	5.00%	11/01/2036	1,000	1,046,819
Series 2025, RB	5.25%	11/01/2037	1,150	1,213,195
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2018 B, RB	5.00%	05/15/2031	410	412,884
Series 2018 B, RB	5.00%	05/15/2033	2,085	2,097,791
Peace River Manasota Regional Water Supply Authority; Series 2025 A, RB	5.00%	10/01/2040	1,000	1,066,614
Port Orange (City of), FL; Series 2025, Ref. RB	5.00%	10/01/2038	360	388,488
Tampa (City of), FL;
Series 2020 A, RB(g)	0.00%	09/01/2038	1,000	582,642
Series 2020 A, RB(g)	0.00%	09/01/2041	3,030	1,470,378
Series 2020 A, RB(g)	0.00%	09/01/2049	3,795	1,115,140
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(c)	4.85%	05/01/2038	970	985,787
				244,443,710
Georgia–1.12%
Atlanta (City of), GA; Series 2019, RB(a)	4.00%	07/01/2038	1,540	1,497,133
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,773,537
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	595	596,005
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,502,475
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	1,915	1,720,547
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,888,801
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	525	490,468
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(c)	5.75%	06/15/2037	1,540	1,549,624
Main Street Natural Gas, Inc.;
Series 2022 B, RB(d)	5.00%	06/01/2029	5,000	5,170,806
Series 2023 B, RB(d)	5.00%	03/01/2030	5,000	5,215,269
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System); Series 2019 A, Ref. RB	4.00%	07/01/2043	$3,000	$2,731,461
Savannah Georgia Convention Center Authority; Series 2025, RB (INS - AGI)(b)	5.00%	06/01/2037	225	242,913
				24,379,039
Guam–0.22%
Guam (Territory of); Series 2021 A, Ref. RB	5.00%	11/01/2040	4,000	4,066,109
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.00%	07/01/2035	310	334,359
Series 2025 A, RB	5.00%	07/01/2036	350	374,996
				4,775,464
Hawaii–0.07%
Hawaii (State of) Department of Budget & Finance; Series 2015, Ref. RB(c)	5.00%	01/01/2035	1,000	971,945
Hawaii (State of) Harbor System; Series 2020 A, Ref. RB(a)	4.00%	07/01/2035	665	656,407
				1,628,352
Idaho–0.15%
Idaho (State of) Housing & Finance Association; Series 2025 C, RB (CEP - GNMA)	6.25%	01/01/2056	2,105	2,339,125
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(c)	4.00%	05/01/2032	890	840,095
				3,179,220
Illinois–6.87%
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,661,971
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,750	2,760,205
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,017,059
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,061,431
Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	8,830	9,033,459
Series 2021 A, Ref. GO Bonds	4.00%	01/01/2035	2,500	2,375,084
Series 2024 A, GO Bonds	5.00%	01/01/2044	2,650	2,521,341
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(c)	7.00%	01/15/2029	456	456,843
Chicago (City of), IL (O’Hare International Airport);
Series 2018, RB(a)	5.00%	07/01/2048	3,750	3,639,171
Series 2020 A, Ref. RB (INS - AGI)(b)	4.00%	01/01/2037	2,250	2,241,413
Series 2020 C, Ref. RB (INS - AGI)(b)	4.00%	01/01/2039	1,590	1,561,263
Series 2024 A, RB(a)	5.25%	01/01/2041	2,150	2,234,816
Series 2024 C, Ref. RB(a)	5.25%	01/01/2043	3,250	3,370,938
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	6,730	6,299,658
Series 2015 C, GO Bonds	5.25%	12/01/2039	8,410	8,149,872
Series 2017, RB	5.75%	04/01/2035	1,000	1,010,099
Series 2018 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2030	1,000	1,034,673
Series 2021 A, GO Bonds	5.00%	12/01/2035	20	20,004
Series 2021 A, GO Bonds	5.00%	12/01/2038	1,240	1,199,137
Series 2021 B, Ref. GO Bonds	5.00%	12/01/2036	2,500	2,476,714
Series 2025 B, Ref. GO Bonds	5.00%	12/01/2040	2,500	2,352,048
Chicago (City of), IL O’Hare International Airport; Series 2017 D, RB	5.25%	01/01/2042	7,000	7,023,624
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2036	1,520	1,546,019
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(b)	6.00%	11/01/2026	135	135,518
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,042,768
Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,155,474
Series 2016, GO Bonds	4.00%	06/01/2033	2,250	2,250,181
Series 2016, GO Bonds	4.00%	06/01/2035	340	338,944
Series 2016, GO Bonds	5.00%	11/01/2041	5,400	5,402,134
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,044,999
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	8,734,408
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,438,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2020, GO Bonds	5.50%	05/01/2030	$3,000	$3,140,903
Series 2020, GO Bonds	5.50%	05/01/2039	2,455	2,568,371
Series 2021 A, GO Bonds	5.00%	03/01/2046	300	302,065
Series 2024 B, GO Bonds	5.25%	05/01/2043	6,085	6,312,202
Series 2024 B, GO Bonds	5.25%	05/01/2044	5,000	5,162,870
Series 2024, Ref. GO Bonds	5.00%	02/01/2037	2,250	2,401,997
Series 2026 A, RB	5.00%	06/15/2046	1,000	1,016,133
Illinois (State of) (Rebuild Illinois Program);
Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,419,392
Series 2019 B, GO Bonds	4.00%	11/01/2037	5,000	4,807,476
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	4.50%	08/01/2033	1,275	1,304,950
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,020	767,322
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - NATL)(b)(g)	0.00%	12/15/2033	10,000	7,634,383
Series 2002, RB (INS - NATL)(b)(g)	0.00%	12/15/2034	5,000	3,635,145
Illinois (State of) Toll Highway Authority; Series 2025 A, RB	5.00%	01/01/2044	5,000	5,220,312
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,000	1,002,212
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,710	1,718,480
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(a)	5.75%	08/01/2042	4,050	4,052,765
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(d)(e)	5.00%	02/01/2028	40	41,362
Series 2018 A, Ref. GO Bonds(d)(e)	5.00%	02/01/2028	195	201,641
Series 2018 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	02/01/2031	660	680,367
				149,979,696
Indiana–1.44%
Indiana (State of) Finance Authority (Citizens Energy Group);
Series 2026 B, Ref. RB	5.00%	10/01/2044	1,500	1,570,028
Series 2026 B, Ref. RB	5.00%	10/01/2045	800	834,600
Series 2026 B, Ref. RB	5.00%	10/01/2046	845	876,481
Series 2026, Ref. RB	5.00%	10/01/2043	3,310	3,481,244
Indiana (State of) Finance Authority (CWA Authority); Series 2019, RB	5.00%	10/01/2049	1,000	1,014,208
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	155	152,374
Indiana (State of) Finance Authority (Southern Indiana Gas and Electric Co.); Series 2013, Ref. RB(a)(d)	4.00%	08/01/2028	10,000	10,002,091
Indiana (State of) Finance Authority (U.S. Steel Corp.);
Series 2012, RB(a)	5.75%	08/01/2042	30	30,020
Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	1,001,384
Indiana University; Series 2015 A, Ref. RB	4.00%	06/01/2042	3,000	2,828,656
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(c)	4.75%	11/01/2030	415	394,276
Series 2020 A, RB(c)	5.25%	11/01/2040	4,710	3,894,555
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	725	692,550
Series 2017, RB	5.88%	01/01/2037	2,900	2,781,996
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	450	440,029
Whiting (City of), IN (BP Products North America Inc.); Series 2019, Ref. RB(a)(d)	4.00%	06/10/2033	1,500	1,495,679
				31,490,171
Iowa–1.25%
Des Moines Independent Community School District; Series 2026, GO Bonds (INS - AGI)(b)	4.25%	06/01/2046	5,000	4,699,958
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	6,545	6,551,188
Iowa (State of) Finance Authority (Green Bonds); Series 2024, RB (CEP - GNMA)	4.50%	07/01/2044	5,000	4,816,355
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2016 A, RB	5.00%	05/15/2036	1,050	1,050,272
Series 2021, Ref. RB	4.00%	05/15/2029	1,490	1,499,467
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	100	99,927
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	5.00%	06/01/2029	2,325	2,448,647
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI)(b)	5.00%	12/01/2039	500	527,708
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
PEFA Inc. (Gas); Series 2019, RB(d)(e)	5.00%	09/01/2026	$5,635	$5,635,000
				27,328,522
Kansas–0.73%
Johnson (County of), KS Unified School District No. 233 (Olathe); Series 2026 A, Ref. GO Bonds (INS -BAM)(b)	5.00%	09/01/2044	2,500	2,637,432
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,224,720
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,345,743
Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,491,886
Merriam (City of), KS; Series 2025 A, GO Bonds	4.50%	08/01/2040	5,000	5,153,129
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	400	405,841
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,148,249
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,172,730
Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,237,816
				15,817,546
Kentucky–2.26%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	388,601
Series 2019, Ref. RB	5.00%	02/01/2032	450	469,704
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,911,861
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,502,221
Series 2015 A, RB	5.00%	07/01/2030	2,000	2,002,571
Series 2015 A, RB	5.00%	07/01/2032	1,000	1,001,070
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,443,224
Series 2017 B, Ref. RB	5.00%	06/01/2040	2,000	1,984,497
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	3,073,904
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB(d)(e)	5.00%	09/01/2026	5,480	5,480,000
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	103,308
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	103,154
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	102,960
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	102,730
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 C, RB(d)	4.00%	02/01/2028	5,000	5,034,916
Series 2023 A-1, Ref. RB(d)	5.25%	02/01/2032	9,000	9,414,771
Series 2025 B, RB	5.00%	12/01/2033	13,490	13,724,339
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.00%	10/01/2040	1,500	1,401,404
				49,245,235
Louisiana–0.54%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Tangipahoa Parish Gomesa) (Green Bonds); Series 2018, RB(c)	5.38%	11/01/2038	1,000	1,014,973
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans); Series 2017, Ref. RB	4.25%	07/01/2037	868	539,150
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,251,949
Series 2021 A, GO Bonds	5.00%	12/01/2046	2,215	2,185,480
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2036	$220	$224,026
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2037	145	147,290
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2038	100	101,351
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2030	350	363,216
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2032	200	205,934
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2033	135	138,656
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2034	100	102,441
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2008, RB(c)(d)	6.10%	06/01/2030	2,700	2,922,859
Series 2010 2, RB(c)	6.35%	07/01/2040	500	531,970
Series 2011, RB(d)	3.70%	06/01/2030	2,100	2,093,196
				11,822,491
Maine–0.14%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.);
Series 2015, RB(a)(c)	5.00%	08/01/2035	2,000	2,081,897
Series 2024, Ref. RB(a)(c)(d)	4.63%	06/01/2035	1,000	1,018,097
				3,099,994
Maryland–0.68%
Baltimore (City of), MD; Series 2014 A, RB	5.00%	07/01/2044	500	492,585
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,275	1,280,144
Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2046	1,000	986,777
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	1,546	1,562,155
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	2,000	2,015,160
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.13%	02/15/2034	1,000	984,430
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Health); Series 2016, RB	5.50%	01/01/2036	5,180	5,202,223
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2036	450	433,265
Maryland Community Development Administration (Social Bonds); Series 2023 C, Ref. RB (CEP - GNMA)	4.38%	09/01/2043	1,200	1,169,198
Maryland Economic Development Corp. (Port Covington); Series 2020, RB	3.25%	09/01/2030	660	639,654
				14,765,591
Massachusetts–1.91%
Massachusetts (Commonwealth of);
Series 2016 G, GO Bonds	4.00%	09/01/2037	3,000	2,952,729
Series 2025 F, GO Bonds	5.00%	08/01/2047	10,000	10,383,396
Series 2026 D, GO Bonds	5.00%	06/01/2046	2,000	2,094,780
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program); Series 2017 A, RB	5.00%	06/01/2047	5,000	5,032,097
Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(c)	5.00%	07/01/2041	2,050	1,906,405
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.);
Series 2017, Ref. RB(c)	5.00%	10/01/2037	4,500	4,534,196
Series 2017, Ref. RB(c)	5.00%	10/01/2047	9,255	9,147,941
Massachusetts (Commonwealth of) Development Finance Agency (Northeastern University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,001,718
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,196,374
Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,171,204
Series 2025, Ref. RB	5.50%	09/01/2040	250	269,346
Series 2025, Ref. RB	6.00%	09/01/2045	1,900	2,067,845
				41,758,031
Michigan–0.78%
Gull Lake Community School District; Series 2018 I, GO Bonds	5.00%	05/01/2048	2,000	2,015,761
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	$570	$575,453
Series 2019, Ref. RB	5.00%	05/15/2042	2,710	2,623,852
Michigan (State of) Building Authority (Facilities Program); Series 2024, VRD RB(i)	1.86%	04/15/2059	5,000	5,000,000
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	150	149,494
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds); Series 2024, RB	5.25%	02/28/2042	1,000	1,051,926
Michigan (State of) Housing Development Authority (Social Bonds);
Series 2024 A, RB	6.00%	06/01/2054	1,270	1,361,634
Series 2024 D, RB	6.25%	06/01/2055	2,585	2,797,247
Michigan (State of) Strategic Fund (Bedrock Detroit-Transformation); Series 2026, RB(c)	4.25%	10/01/2036	1,500	1,498,252
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2031	1,530	30,600
				17,104,219
Minnesota–0.38%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	180	177,768
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	200	191,355
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	185,994
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	502,393
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,606,676
Minnesota (State of) Housing Finance Agency (Social Bonds); Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2054	2,500	2,686,684
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,204,623)(c)(d)(f)(h)	6.00%	07/01/2027	1,205	30,116
St. Paul Park (City of), MN (Presbyterian Homes-Norris); Series 2026, Ref. RB	4.50%	06/01/2041	2,250	2,118,062
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.00%	12/01/2029	820	820,587
				8,319,635
Mississippi–0.13%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	4,390	2,798,450
Missouri–1.09%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,015,137
Series 2017, Ref. RB	5.00%	03/01/2029	100	100,971
Kansas (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	1,878,672
Kansas City (City of), MO Industrial Development Authority; Series 2011, Ref. RB	5.50%	09/01/2028	1,050	1,054,349
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2032	2,685	2,701,857
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,000,673
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,305,855
Series 2019 A, RB	5.00%	02/01/2029	875	893,243
Poplar Bluff (City of), MO; Series 2026, Ref. RB	4.50%	11/01/2035	2,350	2,311,489
St. Louis (City of), MO; Series 2017 C, RB (INS - AGI)(b)	5.00%	07/01/2047	7,500	7,522,969
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	1,065	1,065,928
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGI)(b)	5.00%	07/15/2030	1,000	1,001,618
				23,852,761
Nebraska–0.92%
Central Plains Energy Project (No. 5); Series 2022-1, RB(d)	5.00%	10/01/2029	5,000	5,171,736
Omaha (City of), NE Public Power District;
Series 2022 A, RB	5.00%	02/01/2047	7,000	7,189,085
Series 2023 A, RB	5.25%	02/01/2053	6,315	6,528,449
Omaha Public Power District Nebraska City Station Unit 2; Series 2026 A, Ref. RB	5.00%	02/01/2044	1,150	1,201,207
				20,090,477
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–0.73%
Carson (City Of), NV (Carson Tahoe Regional Healthcare); Series 2017, Ref. RB	5.00%	09/01/2042	$4,585	$4,576,505
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2029	1,020	1,020,882
Series 2015, RB	5.00%	08/01/2031	1,125	1,125,832
Series 2015, RB	5.00%	08/01/2032	275	275,193
Clark County School District;
Series 2025 A, GO Bonds (INS - AGI)(b)	3.00%	06/15/2045	5,000	3,955,535
Series 2026 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	06/15/2040	3,000	3,212,453
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.00%	12/01/2030	230	228,709
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(a)	5.25%	07/01/2041	1,500	1,563,541
				15,958,650
New Hampshire–1.46%
New Hampshire (State of) Business Finance Authority;
Series 2025-2A, RB	4.22%	11/20/2042	4,946	4,658,500
Series 2026 2, Class A-1, VRD RB(i)	4.42%	02/20/2043	4,991	4,903,738
Series 2026 A-1, RB	5.10%	12/20/2042	3,496	3,567,786
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(d)	3.75%	07/02/2040	3,230	2,581,000
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(d)	3.63%	07/02/2040	370	289,843
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,891	1,837,176
New Hampshire (State of) Health and Education Facilities Authority; Series 2025, Ref. RB	5.00%	08/01/2045	2,500	2,578,466
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2055	4,595	4,955,760
Series 2025 A, RB (CEP - GNMA)	4.50%	07/01/2045	3,000	2,897,485
Series 2026 E, RB (CEP - GNMA)	4.25%	07/01/2041	3,730	3,610,551
				31,880,305
New Jersey–4.09%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	150	151,255
Garden State Preservation Trust; Series 2005 A, RB (INS - AGI)(b)	5.75%	11/01/2028	3,285	3,409,822
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2012, RB(a)	5.75%	09/15/2027	8,300	8,315,113
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(c)	6.20%	10/01/2044	200	200,092
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	9,420	9,371,293
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2038	1,000	974,418
Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	960,003
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2027	1,065	1,067,589
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,003,234
Series 2013, RB(a)	5.13%	01/01/2034	1,675	1,680,534
Series 2013, RB(a)	5.38%	01/01/2043	5,740	5,744,499
New Jersey (State of) Economic Development Authority (Transit Transportation); Series 2020, RB	5.00%	11/01/2044	3,000	3,072,611
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGI)(b)	5.00%	07/01/2046	3,000	3,003,943
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	6.00%	10/01/2055	2,045	2,186,684
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(g)	0.00%	12/15/2028	255	237,707
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,250,037
Series 2018 A, Ref. RB	5.00%	12/15/2032	2,000	2,078,237
Series 2021 A, Ref. RB	4.00%	06/15/2035	245	246,435
Series 2022, RB	5.25%	06/15/2046	3,100	3,217,904
Series 2023 AA, Ref. RB	5.00%	06/15/2039	1,955	2,063,919
Series 2025 AA, RB	5.00%	06/15/2041	3,000	3,161,856
Newark (City of), NJ; Series 2016, GO Bonds	4.50%	03/15/2036	2,800	2,805,481
South Jersey Port Corp.; Series 2017 B, RB(a)	5.00%	01/01/2037	1,145	1,156,726
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	$2,500	$2,566,414
Series 2018 A, Ref. RB	5.00%	06/01/2032	4,965	5,089,986
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,000	5,121,257
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,730	2,735,116
Series 2018 B, Ref. RB	5.00%	06/01/2046	12,850	12,429,328
				89,301,493
New Mexico–0.12%
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	605	612,863
Series 2019 A, RB	5.00%	05/15/2039	1,960	1,929,557
				2,542,420
New York–11.61%
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,500	1,502,816
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB (Acquired 08/16/2018; Cost $287,084)(c)(f)(h)	5.00%	10/01/2038	284	3,834
Build NYC Resource Corp. (261 Walton Facility LLC - Zeta Charter Schools, Inc.); Series 2026 B, RB(c)	5.00%	06/01/2036	2,500	2,569,456
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(c)(j)	5.25%	12/31/2033	4,950	4,981,314
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(c)(j)	5.50%	12/31/2040	2,500	2,409,909
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds); Series 2022, RB(c)	5.00%	06/01/2032	375	379,675
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(c)	2.50%	06/15/2031	375	341,924
Chautauqua Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.00%	06/01/2034	2,100	1,982,624
Clinton County Capital Resource Corp. (CVES BOCES);
Series 2025, RB(c)	5.00%	07/01/2035	1,325	1,434,196
Series 2025, RB(c)	5.00%	07/01/2037	1,285	1,369,082
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,000	760,262
Metropolitan Transportation Authority; Series 2024 A, Ref. RB	5.00%	11/15/2045	5,000	5,134,562
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	990	983,005
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	160	158,691
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.13%	06/01/2046	1,711	901,763
New York (City of), NY;
Series 2017 B-1, GO Bonds	4.00%	10/01/2041	4,950	4,549,268
Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	4,679,141
Subseries 2024 C-1, GO Bonds	5.25%	09/01/2046	2,560	2,665,763
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2043	8,600	7,810,828
Series 2021 E-1, RB	4.00%	02/01/2046	5,355	4,811,082
Series 2025 A, RB	5.00%	05/01/2043	5,000	5,207,117
Series 2025 H, RB	5.00%	11/01/2044	1,500	1,552,742
New York (State of) Dormitory Authority;
Series 2020 A, Ref. RB	4.00%	03/15/2046	5,000	4,564,774
Series 2022 A, Ref. RB	4.00%	03/15/2040	5,000	4,725,655
Series 2025 C, Ref. RB	5.00%	03/15/2044	6,000	6,271,785
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,910	1,961,547
Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,267,585
Series 2024, RB	5.25%	11/01/2042	2,000	2,056,433
New York (State of) Dormitory Authority (New York University); Series 2021 A, Ref. RB	3.00%	07/01/2041	5,000	4,103,292
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGI)(b)	5.00%	10/01/2039	2,285	2,417,067
Series 2024, RB (INS - AGI)(b)	5.25%	10/01/2043	1,600	1,692,269
Series 2024, RB (INS - AGI)(b)	5.25%	10/01/2044	1,225	1,291,961
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2045	5,000	4,687,217
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2025 A, RB	5.00%	03/15/2046	$10,190	$10,590,668
Series 2025 A, RB	5.00%	03/15/2047	5,000	5,167,625
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	3,360	3,427,856
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2042	5,020	4,004,815
Series 2010 A, RB(c)	6.25%	06/01/2041	982	931,267
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	2,605	2,658,060
Series 2016 A, Ref. RB	6.45%	06/01/2040	1,505	1,484,605
Series 2016 A, Ref. RB	6.00%	06/01/2043	1,770	1,740,231
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,050	2,938,634
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,240	2,799,277
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	270,212
Series 2016 B, Ref. RB	5.00%	06/01/2031	465	465,350
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	10,000	11,130,139
Series 2007, RB	5.50%	10/01/2037	9,330	10,563,468
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGI)(b)	2.75%	11/15/2041	9,000	6,761,833
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2045	5,305	4,840,928
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2031	25,500	25,459,123
Series 2020, Ref. RB(a)	5.25%	08/01/2031	2,950	3,048,180
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,032,460
Series 2021, Ref. RB(a)	3.00%	08/01/2031	5,000	4,798,983
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2034	3,090	3,138,173
Series 2018, RB(a)	4.00%	01/01/2036	5,000	4,884,048
Series 2020, RB(a)	4.00%	10/01/2030	3,000	3,039,017
Series 2020, RB(a)	5.00%	10/01/2035	2,000	2,073,796
Series 2020, RB(a)	4.38%	10/01/2045	500	466,091
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2023, RB(a)	5.50%	06/30/2041	1,700	1,754,424
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGI)(a)(b)	4.00%	07/01/2036	3,500	3,423,620
Series 2016 A, RB (INS - AGI)(a)(b)	4.00%	07/01/2041	1,305	1,191,307
Series 2016 A, RB(a)	5.00%	07/01/2041	200	200,007
Series 2016 A, RB(a)	5.00%	07/01/2046	10,000	9,855,507
Series 2023, RB(a)	6.00%	04/01/2035	6,000	6,586,049
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2032	500	498,349
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	630	564,399
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.00%	12/01/2034	2,400	2,447,919
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	740	617,110
Triborough Bridge & Tunnel Authority; Series 2022 C, RB	5.00%	05/15/2043	5,200	5,432,842
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,020,585
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,009,232
Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining);
Series 2025 A-1, RB(c)	6.20%	12/01/2042	1,250	1,233,029
Series 2025 A-2, RB(c)	6.00%	06/01/2028	5,300	5,332,174
Westchester Tobacco Asset Securitization Corp.; Series 2016 B, Ref. RB	5.00%	06/01/2041	195	196,045
				253,306,076
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–1.15%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2027	$1,215	$1,216,716
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,341,670
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,406,625
Series 2015, RB(a)	5.00%	12/31/2037	905	905,427
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP - GNMA)	6.25%	01/01/2055	3,520	3,775,462
North Carolina (State of) Medical Care Commission; Series 2025, RB	4.05%	01/01/2030	810	810,400
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	2,043,643
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	279,233
Series 2021, RB	4.00%	03/01/2030	285	290,156
Series 2021, RB	4.00%	03/01/2031	290	295,445
Series 2021, RB	4.00%	03/01/2036	900	896,066
Series 2021, RB	4.00%	03/01/2041	1,050	979,838
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2015, Ref. RB	5.00%	06/01/2040	5,000	5,000,497
North Carolina (State of) Turnpike Authority; Series 2019, RB(g)	0.00%	01/01/2041	1,540	766,347
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2019, RB(g)	0.00%	01/01/2044	5,000	2,079,051
North Carolina (State of) Turnpike Authority (Triangle Expressway); Series 2019, RB (INS - AGI)(b)	5.00%	01/01/2049	1,890	1,908,560
University of North Carolina at Charlotte (The); Series 2017, RB	5.00%	10/01/2047	1,060	1,069,862
				25,064,998
North Dakota–0.31%
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2025, RB	4.50%	07/01/2037	6,755	6,818,403
Ohio–2.18%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2025, Ref. RB	5.00%	02/15/2043	240	250,093
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2038	8,310	8,309,646
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,198,632
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	2,315	2,351,211
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	5,750	5,775,854
Series 2017, Ref. RB	5.00%	02/15/2032	2,500	2,510,190
Series 2017, Ref. RB	5.00%	02/15/2042	2,415	2,369,897
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGI)(a)(b)	4.00%	12/01/2032	5,000	4,986,361
Hamilton (County of), OH (Life Enriching Communities); Series 2023, RB	5.25%	01/01/2038	775	804,325
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	495	495,350
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,240,708
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGI)(a)(b)	5.00%	12/31/2035	4,000	4,003,243
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014, RB(a)(d)	2.60%	10/01/2029	4,000	3,869,482
Series 2026, RB(a)	4.13%	01/01/2036	1,740	1,719,739
Ohio (State of) Housing Finance Agency; Series 2025, Ref. RB (CEP - GNMA)	6.50%	03/01/2056	4,920	5,528,598
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments); Series 2025, RB(c)	5.70%	08/01/2043	1,800	1,830,123
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	350,016
				47,593,468
Oklahoma–1.05%
Edmond Public Works Authority; Series 2017, RB	5.00%	07/01/2047	4,495	4,511,113
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,019,524
Oklahoma (State of) Municipal Power Authority; Series 2025 A, Ref. RB (INS - AGI)(b)	5.00%	01/01/2043	625	648,368
Tulsa (City of), OK Airports Improvement Trust;
Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,250,039
Series 2001 C, Ref. RB(a)	5.50%	12/01/2035	1,650	1,650,020
Tulsa (City of), OK Airports Improvement Trust (American Airlines, Inc.);
Series 2025, Ref. RB(a)	6.25%	12/01/2035	9,000	10,005,544
Series 2025, Ref. RB(a)	6.25%	12/01/2040	1,600	1,734,475
				22,819,083
Oregon–0.74%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.13%	11/15/2040	500	501,181
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	$250	$250,022
Jackson County School District No. 5 Ashland; Series 2019, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2041	1,000	1,025,178
Morrow (Port of), OR; Series 2024 A, GO Bonds(c)	5.15%	10/01/2026	5,000	5,001,005
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,308,318
Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	5,000	4,647,318
Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(g)	0.00%	06/15/2039	6,100	3,413,233
				16,146,255
Pennsylvania–3.20%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008, VRD Ref. RB(i)	2.25%	12/01/2037	3,560	3,560,000
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	1,500	1,570,803
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2017, RB(c)	5.00%	05/01/2042	1,000	1,000,596
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB (Acquired 12/10/2015; Cost $1,000,000)(f)	5.00%	12/01/2030	1,000	940,729
Series 2015 A, Ref. RB (Acquired 08/24/2021; Cost $1,400,000)(f)	5.25%	12/01/2045	1,400	1,123,370
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	335,394
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	360,503
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(g)	0.00%	10/01/2036	1,300	816,995
Commonwealth Financing Authority; Series 2018, RB	5.00%	06/01/2033	2,000	2,061,175
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,017,510
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,018,470
Series 2018, Ref. RB	5.00%	12/01/2033	750	757,317
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,073,911
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2034	3,600	3,682,586
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network); Series 2016, Ref. RB	5.00%	08/15/2046	1,000	1,000,146
Pennsylvania (Commonwealth of);
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	309,688
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	386,502
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	437,111
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2019, Ref. RB	3.00%	04/01/2039	2,000	1,672,504
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Eastern University);
Series 2026, RB	5.25%	10/01/2040	1,000	1,011,558
Series 2026, RB	5.00%	10/01/2045	1,125	1,071,698
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply, LLC);
Series 2009, Ref. RB(d)	5.25%	06/01/2027	5,225	5,232,340
Series 2009, Ref. RB(d)	5.25%	06/01/2027	1,860	1,862,539
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,240,722
Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,107,843
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Waste Management, Inc.); Series 2021, RB(a)(d)	4.60%	10/01/2026	375	375,419
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018-127B, RB	3.55%	10/01/2033	2,200	2,165,032
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023, RB	5.38%	10/01/2046	2,000	2,059,195
Series 2025, RB	6.50%	10/01/2055	4,884	5,472,255
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGI)(b)	5.00%	06/01/2031	120	120,620
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2021 B, RB	4.00%	12/01/2040	$1,500	$1,425,797
Series 2021 B, RB	4.00%	12/01/2041	1,750	1,649,315
Philadelphia (City of), PA; Series 2017 A, RB	5.00%	10/01/2047	1,035	1,042,217
Philadelphia (City of), PA Authority for Industrial Development; Series 2017, RB	5.00%	12/01/2037	1,310	1,319,593
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,344,546
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	1,000	773,957
Series 2017, Ref. RB	5.00%	05/01/2036	1,000	720,425
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,013,535
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	4,163,122
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2028	3,480	3,513,194
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,314,829
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program); Series 2025 A, RB	5.00%	03/01/2036	3,000	3,199,700
Philadelphia School District (The); Series 2018 A, GO Bonds	5.00%	09/01/2032	510	526,844
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	65	66,068
				69,917,673
Puerto Rico–3.83%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	445	453,059
Series 2002, RB	5.63%	05/15/2043	4,655	4,727,169
Series 2005 A, RB(g)	0.00%	05/15/2050	52,200	10,501,659
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	8,152	5,957,345
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	328	333,768
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	5,649	5,935,646
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	8,667	9,355,105
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	6,307	6,285,127
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,157,872
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,209	2,142,218
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	13,294	12,347,813
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	2,001	1,777,646
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	930	931,010
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2031	650	554,999
Series 2018 A-1, RB(g)	0.00%	07/01/2033	5,000	3,960,305
Series 2018 A-1, RB(g)	0.00%	07/01/2046	20,298	7,306,251
Series 2019 A-2, RB	4.33%	07/01/2040	10,000	9,788,194
				83,515,186
Rhode Island–1.35%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	901,518
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,081,084
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,506,654
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,650	5,651,187
Series 2015 B, Ref. RB	5.00%	06/01/2050	9,500	9,367,116
				29,507,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–1.14%
South Carolina (State of) Housing Finance & Development Authority;
Series 2023 B, RB	6.00%	01/01/2054	$2,070	$2,243,027
Series 2025 A, RB (CEP - GNMA)	6.50%	07/01/2055	960	1,066,818
Series 2025 B, RB (CEP - GNMA)	6.50%	07/01/2055	9,770	10,937,843
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.25%	11/15/2039	900	909,787
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2025, Ref. RB(d)	5.00%	11/01/2032	1,500	1,619,803
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	535	535,086
South Carolina (State of) Public Service Authority;
Series 2016 A, Ref. RB	5.00%	12/01/2038	375	375,203
Series 2016 B, Ref. RB	5.00%	12/01/2041	1,000	1,001,526
Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,255,036
				24,944,129
South Dakota–0.20%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	15	15,032
South Dakota (State of) Housing Development Authority; Series 2025 A, Ref. RB (CEP - GNMA)	6.50%	11/01/2055	3,925	4,374,513
				4,389,545
Tennessee–0.61%
Knoxville (City of), TN Industrial Development Board (Maplehurst Park Apartments); Series 2025, RB(c)	4.25%	11/01/2030	1,500	1,486,629
Nashville (City of) & Davidson (County of), TN Metropolitan Government; Series 2017 A, RB	5.00%	05/15/2042	300	301,993
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(c)	4.50%	06/01/2028	735	742,751
New Memphis Arena Public Building Authority (City of Memphis) (Social Bonds);
Series 2021, RB(g)	0.00%	04/01/2036	1,200	777,137
Series 2021, RB(g)	0.00%	04/01/2037	1,375	840,358
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	525	525,180
Tennergy Corp.; Series 2022 A, RB(d)	5.50%	12/01/2030	8,300	8,702,650
				13,376,698
Texas–8.59%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(c)	5.00%	06/15/2035	1,085	1,120,722
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	40	40,087
Series 2017 A, RB	5.00%	08/15/2038	115	113,100
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	6.63%	03/01/2029	635	635,538
Arlington Higher Education Finance Corp. (Winfree Academy);
Series 2019, Ref. RB(d)(e)	5.75%	08/15/2029	125	134,946
Series 2019, Ref. RB	5.75%	08/15/2043	875	867,369
Austin Convention Enterprises, Inc.; Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,201,033
Board of Regents of the University of Texas System; Series 2026 A, Ref. RB	5.00%	08/15/2043	2,000	2,125,021
Brooks Development Authority;
Series 2025 B, Ref. RB(c)(d)	5.00%	08/15/2032	1,000	1,042,574
Series 2025 C, Ref. RB(c)(d)	5.00%	08/15/2028	1,000	1,014,216
Cleburne Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	1,180	1,181,448
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2022 A, RB	4.00%	08/15/2033	535	528,226
Series 2022 A, RB	4.00%	08/15/2034	555	541,932
Series 2022 A, RB	4.00%	08/15/2035	410	396,073
Conroe Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	750	682,902
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2024, RB	5.25%	11/01/2048	5,000	5,212,622
Series 2025 A-1, RB(a)	5.25%	11/01/2039	1,000	1,057,006
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(c)	5.00%	04/01/2028	$525	$525,123
Far North Fort Worth Municipal Utility District No. 1;
Series 2025, GO Bonds (INS - AGI)(b)	4.13%	09/01/2043	380	352,310
Series 2025, GO Bonds (INS - AGI)(b)	4.13%	09/01/2044	450	414,226
Godley Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	2,640	2,636,605
Greenville Independent School District; Series 2026, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,500	1,612,900
Harris (County of), TX Flood Control District (Green Bonds); Series 2022 A, GO Bonds	4.25%	10/01/2047	5,000	4,685,770
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, RB	5.00%	01/01/2033	65	65,039
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	655	650,792
Houston (City of), TX;
Series 2023 A, Ref. RB (INS - AGI)(a)(b)	5.25%	07/01/2039	2,000	2,122,556
Series 2025, GO Bonds	5.00%	03/01/2043	2,650	2,772,928
Series 2025, GO Bonds	5.00%	03/01/2044	3,390	3,535,210
Houston (City of), TX (United Airlines, Inc.);
Series 2021 B-1, RB(a)	4.00%	07/15/2041	15,000	13,396,774
Series 2024 B, RB(a)	5.50%	07/15/2036	5,290	5,631,473
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(a)	4.00%	07/01/2041	3,500	3,124,282
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2024 B, RB(a)	5.50%	07/15/2035	12,000	12,842,624
Series 2024 B, RB(a)	5.50%	07/15/2039	10,615	11,059,901
Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	250,368
La Salle (County of), TX; Series 2018, Ref. GO Bonds(d)(e)	5.00%	03/01/2027	4,110	4,157,493
Leander (City of), TX;
Series 2025, GO Bonds	5.00%	08/15/2039	750	802,274
Series 2025, GO Bonds	5.00%	08/15/2040	600	635,498
Love Field Airport Modernization Corp.; Series 2021, Ref. RB (INS - AGI)(a)(b)	4.00%	11/01/2039	2,935	2,745,756
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2024, RB (INS - AGI)(b)	5.00%	05/15/2049	5,750	5,858,877
Mission Economic Development Corp.; Series 2026, RB(a)(c)(d)	5.00%	06/01/2030	1,000	1,026,072
Mission Economic Development Corp. (Graphic Packaging International, LLC)(Green Bonds); Series 2025, RB(a)(d)	5.00%	06/01/2030	2,125	2,183,923
Mission Economic Development Corp. (Natgasoline);
Series 2018, Ref. RB(a)(c)(d)(e)	4.63%	10/01/2026	9,320	9,332,932
Series 2026, Ref. RB(a)(d)	4.75%	08/01/2036	5,950	5,990,151
New Hope Cultural Education Facilities Finance Corp.; Series 2025 A, RB	5.50%	10/01/2035	4,695	4,993,001
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	1,105	1,105,143
Series 2016, Ref. RB	5.00%	07/01/2036	2,760	2,760,720
Series 2016, Ref. RB	5.00%	07/01/2046	40	38,233
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(b)	5.00%	04/01/2046	140	136,232
New Hope Cultural Education Facilities Finance Corp. (Children Health System); Series 2025, RB	5.00%	08/15/2037	2,275	2,470,713
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(c)	4.00%	08/15/2028	540	536,963
Series 2021, Ref. RB(c)	4.00%	08/15/2030	1,405	1,376,991
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	85	84,992
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,148,773
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,253,966
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	945	946,215
Series 2014, RB	5.50%	01/01/2035	1,400	1,401,385
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGI)(b)	4.00%	01/01/2034	750	750,912
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(c)	2.13%	01/01/2028	575	546,202
Series 2021, RB(a)(c)	2.25%	01/01/2029	800	733,203
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Antonio (City of), TX;
Series 2019 A, Ref. RB(a)	5.00%	07/01/2032	$2,380	$2,472,475
Series 2022, RB	4.00%	02/01/2041	1,330	1,237,536
Series 2026 B, Ref. RB(d)	3.65%	12/01/2032	1,000	1,001,128
San Antonio Education Facilities Corp. (University of the Incarnate Word); Series 2025, RB	5.25%	10/01/2038	4,705	4,877,753
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	6,815	6,559,667
Texas (State of) Department of Housing & Community Affairs; Series 2023 B, RB (CEP - GNMA)	4.80%	07/01/2043	2,550	2,563,382
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2034	1,400	1,009,360
Series 2019, RB(g)	0.00%	08/01/2035	2,050	1,400,325
Series 2019, RB(g)	0.00%	08/01/2036	1,500	972,410
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2042	5,000	4,518,885
Texas (State of) Water Development Board (Master Trust); Series 2024 A, RB	4.13%	10/15/2047	15,250	13,986,801
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,585	1,600,341
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2031	3,250	3,401,196
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(a)	5.38%	06/30/2039	3,115	3,252,869
				187,444,444
Utah–1.65%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	3.50%	03/01/2036	2,000	1,809,789
Downtown Daybreak Public Infrastructure District No. 1; Series 2026, RB(c)	5.00%	03/01/2041	1,000	992,808
Mida Mountain Village Public Infrastructure District;
Series 2025-1, RB(c)	5.25%	06/01/2045	1,000	1,005,504
Series 2025-2, RB(c)(k)	5.00%	06/01/2035	475	378,550
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	489,331
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	924,194
Series 2021 A-2, RB	4.00%	06/01/2036	5,250	5,028,677
Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2033	3,500	3,592,757
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,021,325
Utah Housing Corp.;
Series 2024 E, RB (CEP - GNMA)	6.00%	07/01/2054	4,535	4,938,104
Series 2025 A, RB (CEP - GNMA)	6.50%	07/01/2055	1,875	2,058,786
Series 2026 D, RB (CEP - GNMA)	4.30%	07/01/2041	8,115	7,932,806
West Jordan (City of), UT Municipal Building Authority; Series 2016, RB	4.00%	10/01/2038	6,020	5,871,393
				36,044,024
Vermont–0.03%
Burlington (City of), VT; Series 2014 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2030	700	700,637
Virgin Islands–0.08%
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2035	1,600	1,745,289
Virginia–1.16%
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,002,456
James City County Economic Development Authority; Series 2026, RB	4.00%	07/15/2043	4,000	3,811,491
Lynchburg (City of), VA Economic Development Authority (Centra Health Obligated Group); Series 2026, RB	5.25%	01/01/2044	1,000	1,050,982
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2034	750	756,728
Virginia (Commonwealth of) Housing Development Authority; Series 2013 F, RB	5.35%	10/01/2043	730	730,313
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(a)	5.00%	01/01/2033	2,295	2,428,396
Series 2022, Ref. RB(a)	5.00%	07/01/2036	4,000	4,137,047
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	06/30/2042	2,395	2,423,752
Series 2022, Ref. RB(a)	5.00%	12/31/2047	1,820	1,816,717
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	$150	$153,137
Series 2018, Ref. RB	5.00%	09/01/2030	455	463,458
Series 2023, RB	6.25%	09/01/2030	4,000	4,004,865
Virginia Small Business Financing Authority (Transform 66 P3 Project); Series 2017, RB(a)	5.00%	12/31/2047	2,585	2,560,288
				25,339,630
Washington–1.90%
Kalispel Tribe of Indians;
Series 2018 A, RB(c)	5.00%	01/01/2032	70	70,602
Series 2018 B, RB(c)	5.00%	01/01/2032	100	100,860
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	5	5,002
Seattle (Port of), WA;
Series 2017 C, RB(a)	5.25%	05/01/2042	2,000	2,014,833
Series 2019, RB(a)	4.00%	04/01/2044	1,000	909,077
Series 2022 B, Ref. RB(a)	5.00%	08/01/2037	3,000	3,129,469
Tacoma (City of), WA; Series 2013 A, Ref. RB	4.00%	01/01/2042	5,470	5,126,533
Vancouver (City of), WA Downtown Redevelopment Authority (Conference Center); Series 2013, Ref. RB	4.50%	01/01/2044	60	58,873
Washington (State of) (Bid Group 3); Series 2022 C, GO Bonds	5.00%	02/01/2046	5,000	5,139,016
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	4.00%	07/01/2031	2,365	2,386,029
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	500,304
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	1,195	1,195,142
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2028	120	120,625
Series 2014 D, Ref. RB	5.00%	10/01/2038	100	100,010
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,522,422
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,372,535
Washington (State of) Housing Finance Commission;
Series 2025, RB (INS - BAM)(b)(c)	5.00%	07/01/2040	1,000	1,024,477
Series 2025, RB (INS - BAM)(b)(c)	5.00%	07/01/2045	2,750	2,767,289
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2031	1,350	1,350,220
Series 2016 A, Ref. RB(c)	5.00%	07/01/2036	1,450	1,419,032
Washington (State of) Housing Finance Commission (Horizon House); Series 2025 A, Ref. RB	4.88%	01/01/2036	4,000	4,000,123
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(c)	5.00%	07/01/2038	830	683,780
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(c)	5.00%	01/01/2034	745	759,606
Series 2019 A, RB(c)	5.00%	01/01/2039	2,895	2,904,503
Series 2019, RB(c)	5.00%	01/01/2044	2,780	2,690,484
				41,350,846
West Virginia–0.24%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (Acquired 09/28/2017-07/10/2024; Cost $4,994,418)(c)(f)	5.50%	06/01/2037	5,000	5,029,999
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2018, RB(a)(c)(h)	8.75%	02/01/2036	640	153,600
				5,183,599
Wisconsin–2.25%
Public Finance Authority; Series 2026-1 Class A-1, RB	5.40%	06/20/2044	1,599	1,632,624
Washington (City of), WI; Series 2025, GO Bonds (INS - BAM)(b)	5.00%	03/01/2037	1,365	1,475,692
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB (Acquired 08/30/2017-11/16/2020; Cost $5,105,914)(f)	5.00%	08/01/2032	5,100	3,600,714
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	1,947,677
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Coporation Obligated Group); Series 2026, Ref. RB	5.00%	12/01/2041	$3,730	$3,833,806
Wisconsin (State of) Public Finance Authority;
Series 2012 B, Ref. RB(a)	5.00%	07/01/2042	3,500	3,474,512
Series 2012 C, Ref. RB(a)	5.00%	07/01/2042	1,000	992,718
Series 2020, Ref. RB	5.00%	06/01/2036	2,410	2,483,341
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(c)	3.75%	06/01/2030	275	262,817
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	592,089
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(c)	4.63%	06/01/2036	160	159,193
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGI)(b)	5.00%	07/01/2034	800	819,673
Wisconsin (State of) Public Finance Authority (Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	3,099	3,099,528
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(g)	0.00%	02/01/2031	2,902	2,141,565
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,051,688
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	1,745	1,761,230
Wisconsin (State of) Public Finance Authority (Cornerstone Charter Academy);
Series 2026, Ref. RB(c)	5.00%	02/01/2041	380	373,802
Series 2026, Ref. RB(c)	5.30%	02/01/2046	400	389,471
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,684	1,644,553
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	4.38%	06/15/2029	1,650	1,648,238
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)(l)	6.25%	01/01/2038	3,250	1,462,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,036,250
Wisconsin (State of) Public Finance Authority (Sky Harbour Capital Iii Llc Aviation Facilities); Series 2026, RB(a)(c)(d)	6.00%	01/01/2031	1,500	1,527,488
Wisconsin (State of) Public Finance Authority (Social Ctfs.); Series 2026, RB	4.48%	12/05/2040	3,545	3,424,879
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(c)	5.00%	10/01/2043	500	486,567
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,655	3,676,809
				48,999,424
Total Municipal Obligations (Cost $2,153,204,056)				2,127,828,008
			Shares
Exchange-Traded Funds–1.34%
Invesco Intermediate Municipal ETF(m)			540,019	27,601,019
Invesco Rochester High Yield Municipal ETF(m)			32,505	1,628,825
Total Exchange-Traded Funds (Cost $29,446,902)				29,229,844

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(n)			24,000	48,000
TOTAL INVESTMENTS IN SECURITIES(o)–98.85% (Cost $2,182,650,958)				2,157,105,852
OTHER ASSETS LESS LIABILITIES–1.15%				25,164,796
NET ASSETS–100.00%				$2,182,270,648
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $223,567,998, which represented 10.24% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Restricted security. The aggregate value of these securities at August 31, 2026 was $31,042,651, which represented 1.42% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $212,356, which represented less than 1% of the Fund’s Net Assets.

(i)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$28,375,299	$-	$-	$(774,280)	$-	$27,601,019	$503,665
Invesco Rochester High Yield Municipal ETF	1,673,032	-	-	(44,207)	-	1,628,825	42,143
Total	$30,048,331	$-	$-	$(818,487)	$-	$29,229,844	$545,808

(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.83%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,153,204,056)	$2,127,876,008
Investments in affiliates, at value (Cost $29,446,902)	29,229,844
Cash	3,204,101
Receivable for:
Investments sold	888,165
Fund shares sold	1,070,290
Interest	26,658,429
Investments matured, at value (Cost $3,172,008)	186,059
Investment for trustee deferred compensation and retirement plans	122,301
Other assets	302,724
Total assets	2,189,537,921
Liabilities:
Payable for:
Investments purchased	1,026,770
Dividends	2,554,727
Fund shares reacquired	2,829,685
Accrued fees to affiliates	602,719
Accrued interest expense	29,838
Accrued trustees’ and officers’ fees and benefits	7,065
Accrued other operating expenses	89,481
Trustee deferred compensation and retirement plans	126,988
Total liabilities	7,267,273
Net assets applicable to shares outstanding	$2,182,270,648
Net assets consist of:
Shares of beneficial interest	$2,357,562,888
Distributable earnings (loss)	(175,292,240)
$2,182,270,648
Net Assets:
Class A	$1,143,353,037
Class C	$18,104,005
Class Y	$778,443,641
Class R6	$242,369,965
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	111,247,601
Class C	1,766,163
Class Y	75,798,916
Class R6	23,607,074
Class A:
Net asset value per share	$10.28
Maximum offering price per share (Net asset value of $10.28 ÷ 97.50%)	$10.54
Class C:
Net asset value and offering price per share	$10.25
Class Y:
Net asset value and offering price per share	$10.27
Class R6:
Net asset value and offering price per share	$10.27
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco Intermediate Term Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$48,510,928
Dividends from affiliates	545,808
Total investment income	49,056,736
Expenses:
Advisory fees	4,346,329
Administrative services fees	158,499
Custodian fees	7,019
Distribution fees:
Class A	1,500,337
Class C	105,200
Interest, facilities and maintenance fees	419,336
Transfer agent fees — A, C and Y	683,437
Transfer agent fees — R6	17,771
Trustees’ and officers’ fees and benefits	19,380
Registration and filing fees	67,906
Reports to shareholders	29,032
Professional services fees	40,086
Other	13,665
Total expenses	7,407,997
Less: Fees waived and/or expenses reimbursed	(49,313)
Net expenses	7,358,684
Net investment income	41,698,052
Realized and unrealized gain (loss) from:
Net realized gain from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(267,066))	674,988
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(66,698,474)
Affiliated investment securities	(818,487)
(67,516,961)
Net realized and unrealized gain (loss)	(66,841,973)
Net increase (decrease) in net assets resulting from operations	$(25,143,921)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$41,698,052	$79,294,849
Net realized gain (loss)	674,988	(5,816,515)
Change in net unrealized appreciation (depreciation)	(67,516,961)	29,055,510
Net increase (decrease) in net assets resulting from operations	(25,143,921)	102,533,844
Distributions to shareholders from distributable earnings:
Class A	(21,988,679)	(43,461,523)
Class C	(306,488)	(740,278)
Class Y	(14,455,962)	(23,482,570)
Class R6	(4,828,113)	(9,004,363)
Total distributions from distributable earnings	(41,579,242)	(76,688,734)
Share transactions–net:
Class A	(60,005,603)	(78,469,559)
Class C	(4,809,529)	(8,853,056)
Class Y	100,757,512	207,996,569
Class R6	8,537,697	(22,049,919)
Net increase in net assets resulting from share transactions	44,480,077	98,624,035
Net increase (decrease) in net assets	(22,243,086)	124,469,145
Net assets:
Beginning of period	2,204,513,734	2,080,044,589
End of period	$2,182,270,648	$2,204,513,734
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco Intermediate Term Municipal Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$10.60	$0.19	$(0.32)	$(0.13)	$(0.19)	$10.28	(1.21)%	$1,143,353	0.79%(d)	0.79%(d)	0.75%(d)	3.67%(d)	13%
Year ended 02/28/26	10.48	0.38	0.11	0.49	(0.37)	10.60	4.78	1,239,851	0.78	0.78	0.75	3.66	31
Year ended 02/28/25	10.42	0.36	0.05	0.41	(0.35)	10.48	4.05	1,306,365	0.82	0.82	0.75	3.45	24
Year ended 02/29/24	10.25	0.34	0.18	0.52	(0.35)	10.42	5.18	1,312,160	0.85	0.85	0.77	3.29	23
Year ended 02/28/23	11.12	0.30	(0.90)	(0.60)	(0.27)	10.25	(5.37)	1,313,246	0.83	0.83	0.76	2.86	37
Year ended 02/28/22	11.41	0.25	(0.28)	(0.03)	(0.26)	11.12	(0.33)	1,588,653	0.79	0.79	0.74	2.21	11
Class C
Six months ended 08/31/26	10.57	0.15	(0.32)	(0.17)	(0.15)	10.25	(1.59)	18,104	1.54 (d)	1.54 (d)	1.50 (d)	2.92 (d)	13
Year ended 02/28/26	10.45	0.30	0.11	0.41	(0.29)	10.57	4.01	23,562	1.53	1.53	1.50	2.91	31
Year ended 02/28/25	10.39	0.28	0.06	0.34	(0.28)	10.45	3.28	32,286	1.57	1.57	1.50	2.70	24
Year ended 02/29/24	10.22	0.26	0.19	0.45	(0.28)	10.39	4.44	50,309	1.60	1.60	1.52	2.54	23
Year ended 02/28/23	11.09	0.22	(0.90)	(0.68)	(0.19)	10.22	(6.11)	63,378	1.58	1.58	1.51	2.11	37
Year ended 02/28/22	11.38	0.17	(0.29)	(0.12)	(0.17)	11.09	(1.08)	90,660	1.54	1.54	1.49	1.46	11
Class Y
Six months ended 08/31/26	10.59	0.21	(0.32)	(0.11)	(0.21)	10.27	(1.09)	778,444	0.54 (d)	0.54 (d)	0.50 (d)	3.92 (d)	13
Year ended 02/28/26	10.47	0.40	0.11	0.51	(0.39)	10.59	5.04	699,904	0.53	0.53	0.50	3.91	31
Year ended 02/28/25	10.41	0.39	0.05	0.44	(0.38)	10.47	4.32	480,167	0.57	0.57	0.50	3.70	24
Year ended 02/29/24	10.24	0.36	0.19	0.55	(0.38)	10.41	5.44	402,064	0.60	0.60	0.52	3.54	23
Year ended 02/28/23	11.11	0.32	(0.89)	(0.57)	(0.30)	10.24	(5.14)	528,911	0.58	0.58	0.51	3.11	37
Year ended 02/28/22	11.40	0.28	(0.28)	0.00	(0.29)	11.11	(0.08)	677,149	0.54	0.54	0.49	2.46	11
Class R6
Six months ended 08/31/26	10.59	0.21	(0.32)	(0.11)	(0.21)	10.27	(1.06)	242,370	0.48 (d)	0.48 (d)	0.44 (d)	3.98 (d)	13
Year ended 02/28/26	10.47	0.41	0.11	0.52	(0.40)	10.59	5.09	241,196	0.48	0.48	0.45	3.96	31
Year ended 02/28/25	10.41	0.39	0.06	0.45	(0.39)	10.47	4.36	261,227	0.52	0.52	0.45	3.75	24
Year ended 02/29/24	10.24	0.37	0.18	0.55	(0.38)	10.41	5.51	237,232	0.54	0.54	0.46	3.60	23
Year ended 02/28/23	11.11	0.35	(0.92)	(0.57)	(0.30)	10.24	(5.07)	481	0.51	0.51	0.44	3.18	37
Year ended 02/28/22	11.40	0.29	(0.29)	0.00	(0.29)	11.11	(0.01)	4,187	0.47	0.47	0.42	2.53	11

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28
Invesco Intermediate Term Municipal Income Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser
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Invesco Intermediate Term Municipal Income Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
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Invesco Intermediate Term Municipal Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $250 million	0.450%
Next $250 million	0.425%
Next $4 billion	0.333%
Over $5 billion	0.310%
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.39%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $49,313.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $15,019 in front-end sales commissions from the sale of Class A shares and $96,513 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
31
Invesco Intermediate Term Municipal Income Fund

The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,127,828,008	$—	$2,127,828,008
Exchange-Traded Funds	29,229,844	—	—	29,229,844
Common Stocks & Other Equity Interests	—	—	48,000	48,000
Total Investments in Securities	29,229,844	2,127,828,008	48,000	2,157,105,852
Other Investments - Assets
Investments Matured	—	186,059	—	186,059
Total Investments	$29,229,844	$2,128,014,067	$48,000	$2,157,291,911
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2026, the Fund engaged in securities purchases of $8,606,928 and securities sales of $11,085,541, which resulted in net realized gains (losses) of $(267,066).
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2026, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$77,965,570	$76,715,328	$154,680,898
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $322,085,373 and $276,359,838, respectively. As of August 31, 2026, the aggregate cost of
32
Invesco Intermediate Term Municipal Income Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$21,484,573
Aggregate unrealized (depreciation) of investments	(47,203,988)
Net unrealized appreciation (depreciation) of investments	$(25,719,415)
Cost of investments for tax purposes is $2,183,011,326.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	7,884,704	$82,154,693	24,401,171	$252,575,945
Class C	100,071	1,041,090	497,590	5,142,712
Class Y	17,353,764	180,425,465	39,499,898	407,333,015
Class R6	2,963,453	30,831,021	5,950,784	61,508,524
Issued as reinvestment of dividends:
Class A	1,473,857	15,318,090	3,057,135	31,651,147
Class C	23,796	246,646	57,811	596,584
Class Y	704,887	7,317,376	1,224,423	12,683,999
Class R6	374,175	3,884,821	717,399	7,419,681
Automatic conversion of Class C shares to Class A shares:
Class A	341,525	3,551,796	648,282	6,703,752
Class C	(342,448)	(3,551,796)	(649,879)	(6,703,752)
Reacquired:
Class A	(15,453,513)	(161,030,182)	(35,796,084)	(369,400,403)
Class C	(244,763)	(2,545,469)	(765,623)	(7,888,600)
Class Y	(8,358,499)	(86,985,329)	(20,492,398)	(212,020,445)
Class R6	(2,515,219)	(26,178,145)	(8,844,767)	(90,978,124)
Net increase in share activity	4,305,790	$44,480,077	9,505,742	$98,624,035

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

33
Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Intermediate Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 2-17 Years Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period, above the performance of the Index for
34
Invesco Intermediate Term Municipal Income Fund

the three year period and reasonably comparable to the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and above, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $5 billion. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth and fifth quintile of its expense group, respectively, and discussed with management reasons for such relative actual management fees and total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expense ratio driving expenses relative to peers.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the
Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
35
Invesco Intermediate Term Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
36
Invesco Intermediate Term Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
VK-ITMI-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Limited Term California Municipal Fund
Nasdaq:
A: OLCAX ■ C: OLCCX ■ Y: OLCYX ■ R6: IORLX

2	Schedule of Investments
14	Financial Statements
17	Financial Highlights
18	Notes to Financial Statements
23	Approval of Investment Advisory and Sub-Advisory Contracts
25	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.54%
California–97.38%
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	$480	$486,830
Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,009
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	10	10,028
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(b)	5.25%	07/01/2040	2,250	2,392,603
Series 2026 B, RB (INS - AGI)(a)(b)	5.25%	07/01/2044	3,250	3,442,486
Series 2026 B, RB (INS - AGI)(a)(b)	5.25%	07/01/2045	4,000	4,222,838
California (State of);
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	5	5,013
Series 1997, GO Bonds	5.13%	10/01/2027	10	10,021
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,012
Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,012
Series 2023, GO Bonds	5.00%	10/01/2045	5,000	5,274,736
Series 2025, GO Bonds	5.00%	08/01/2043	4,890	5,210,463
Series 2025, GO Bonds	5.00%	08/01/2045	3,000	3,176,752
Series 2025, GO Bonds	5.00%	11/01/2045	5,000	5,273,673
Series 2025, Ref. GO Bonds	5.00%	08/01/2045	9,750	10,324,443
Subseries 2005 B-1, VRD GO Bonds (LOC - Wells Fargo Bank, N.A.)(c)(d)	1.40%	05/01/2040	2,000	2,000,000
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(e)	5.25%	04/01/2030	10,705	11,222,087
Series 2024 E, RB(e)	5.00%	09/01/2032	1,105	1,158,135
Series 2024 F, RB(e)	5.00%	11/01/2032	18,000	18,945,857
Series 2024, RB(e)	5.00%	04/01/2032	5,000	5,239,700
Series 2024, RB(e)	5.00%	08/01/2032	2,500	2,542,364
Series 2024, RB(e)	5.00%	10/01/2032	10,000	10,377,277
Series 2025 E, RB(e)	5.00%	05/01/2035	5,000	5,268,710
Series 2026, RB	5.00%	10/01/2034	10,000	10,572,632
Series 2026, RB	5.00%	07/01/2035	14,500	15,559,183
Series 2026, RB	5.00%	03/01/2036	10,000	10,277,275
Series 2026, RB	5.00%	06/01/2036	5,000	5,348,349
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(e)	5.25%	10/01/2031	5,000	5,247,859
Series 2023 D, RB(e)	5.50%	11/01/2028	5,000	5,198,081
Series 2025, RB(e)	5.00%	07/01/2034	10,000	10,110,339
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	612,563
California (State of) County Tobacco Securitization Agency; Series 2007 A, RB	5.00%	06/01/2036	3,335	3,256,830
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	3,455	3,460,335
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	5,205	4,615,543
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	165	162,781
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	6,000	5,930,723
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2030	710	715,804
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	970,765
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(f)	6.00%	06/01/2043	4,340	4,220,177
California (State of) Enterprise Development Authority (Mirman School for Gifted Child); Series 2026, RB	5.00%	06/01/2036	1,375	1,434,824
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(f)	5.00%	06/01/2034	$1,000	$1,039,018
Series 2024 A, RB(f)	5.00%	06/01/2044	2,300	2,294,017
California (State of) Enterprise Development Authority (Rocklin Academy (The));
Series 2024, RB(f)	5.00%	06/01/2034	500	514,994
Series 2024, RB(f)	5.00%	06/01/2044	750	730,379
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2040	1,310	1,287,592
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	1,757,941
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	3,685	3,608,391
California (State of) Health Facilities Financing Authority (City of Hope); Series 2019, RB	5.00%	11/15/2049	2,000	2,000,670
California (State of) Health Facilities Financing Authority (CommonSpirit Health);
Series 2020 A, Ref. RB	4.00%	04/01/2040	2,500	2,406,648
Series 2020, Ref. RB(e)(g)	4.00%	04/01/2030	35	36,548
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2040	700	712,473
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 A, RB	5.00%	10/01/2029	500	500,753
Series 2014 A, RB	5.00%	10/01/2030	700	700,989
Series 2014 A, RB	5.00%	10/01/2038	3,420	3,422,362
Series 2014 B, RB	5.00%	10/01/2044	5,000	5,001,516
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(e)(g)	5.00%	11/15/2026	8,000	8,040,945
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,527,988
Series 2026 A, Ref. RB	5.00%	11/15/2046	2,500	2,636,302
California (State of) Housing Finance Agency (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	5,146	4,902,454
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2025 C, RB (Acquired 12/10/2025; Cost $10,000,000)(b)(e)(f)(h)	3.50%	11/02/2026	10,000	9,998,463
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB (Acquired 11/26/2025; Cost $1,445,000)(b)(e)(f)(h)	12.00%	11/02/2026	1,445	917,575
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,510,385
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	913,402
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	742,636
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	913,114
California (State of) Infrastructure & Economic Development Bank (The Colburn School); Series 2026, Ref. RB	5.00%	08/01/2036	3,500	3,986,352
California (State of) Municipal Finance Authority; Series 2026 A-1, RB	4.05%	07/20/2041	9,957	9,433,033
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,000,368
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(f)	5.00%	06/01/2048	1,500	1,418,210
California (State of) Municipal Finance Authority (Bold Program);
Series 2021 A, RB	4.00%	09/01/2051	1,500	1,266,663
Series 2021 B, RB	4.00%	09/01/2041	915	831,071
Series 2021 C, RB	4.00%	09/01/2046	1,300	1,147,922
Series 2021 C, RB	4.00%	09/01/2051	1,800	1,504,380
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(f)	5.00%	11/01/2046	5,500	5,316,979
Series 2025 A, Ref. RB(f)	5.00%	11/01/2035	2,165	2,250,263
Series 2025 A, Ref. RB(f)	5.13%	11/01/2040	2,700	2,729,268
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	6,618,874
Series 2018, RB	5.00%	05/15/2037	2,500	2,555,165
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	$2,120	$2,200,410
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,071,961
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,302,567
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	1,954,217
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	2,678,087
California (State of) Municipal Finance Authority (Clay Lacy Aviation Facilities - John Wayne Airport); Series 2026, RB(b)(f)	5.00%	01/01/2041	2,375	2,414,024
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,021,343
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,422,598
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,520,300
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,010,504
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,507,323
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	3,765,327
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,014,588
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,006,534
Series 2017 A, Ref. RB	5.00%	02/01/2047	4,180	4,122,694
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,177,949
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2036	1,410	1,509,638
Series 2024, Ref. RB	5.00%	11/15/2037	10	10,623
Series 2024, Ref. RB	5.00%	11/15/2040	2,790	2,889,622
California (State of) Municipal Finance Authority (Humangood - California Obligated Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	5,002,376
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2033	8,385	8,576,907
Series 2018 A, RB(b)	5.00%	12/31/2034	6,500	6,635,366
Series 2018 A, RB(b)	5.00%	12/31/2043	9,500	9,551,454
Series 2018, RB(b)	5.00%	12/31/2035	2,700	2,750,547
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,825	1,791,607
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates); Series 2019, RB (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	3,000	3,043,694
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	440,158
Series 2015, RB	5.00%	11/01/2035	1,100	1,100,083
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,001,754
Series 2017 A, RB	5.25%	11/01/2029	750	751,467
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The));
Series 2018 A, RB(f)	5.00%	07/01/2049	1,500	1,383,183
Series 2018, RB(f)	5.00%	07/01/2038	600	598,872
California (State of) Municipal Finance Authority (St. Mary’s School - Aliso Viejo); Series 2024, RB	4.65%	05/01/2030	385	391,915
California (State of) Municipal Finance Authority (Turning Point Schools); Series 2024, Ref. RB(f)	5.00%	06/01/2034	500	507,919
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(b)	4.00%	07/15/2029	15,430	15,509,252
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	3,150	3,153,570
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 11/09/2018-02/12/2019; Cost $4,096,042)(b)(f)(h)(i)	7.50%	07/01/2032	4,000	45,000
Series 2020, RB (Acquired 10/06/2020; Cost $601,778)(b)(f)(h)(i)	7.50%	07/01/2032	630	7,088
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(f)	5.00%	07/01/2030	5,000	5,015,490
Series 2012, RB(b)(f)	5.00%	07/01/2037	1,000	1,000,501
Series 2012, RB(b)(f)	5.00%	11/21/2045	10,000	10,002,677
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.);
Series 2023, RB(b)(f)	5.00%	07/01/2036	1,000	1,072,177
Series 2023, RB(b)(f)	5.00%	07/01/2037	2,500	2,668,501
Series 2023, RB(b)(f)	5.00%	07/01/2038	2,500	2,649,513
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(f)	5.00%	07/01/2039	1,500	1,529,125
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(b)	5.50%	12/01/2026	$1,030	$1,051,938
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2002 C, RB(b)	4.25%	12/01/2027	3,000	3,037,329
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(f)	4.25%	07/01/2030	940	922,859
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(f)	6.25%	07/01/2054	7,900	8,131,173
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(f)	5.00%	11/15/2036	1,000	1,014,509
Series 2021, RB(f)	5.00%	11/15/2051	1,400	1,259,774
California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(f)	5.00%	06/15/2040	1,060	1,023,952
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(f)	5.00%	07/01/2036	575	554,177
California (State of) Public Works Board; Series 2024, Ref. RB	5.00%	09/01/2038	500	541,324
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2029	35	35,135
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	25	25,209
California (State of) School Finance Authority; Series 2024 A, RB(f)	5.50%	06/01/2043	2,165	2,146,698
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2015, RB(f)	5.00%	07/01/2030	1,265	1,262,540
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2020 A, RB(f)	5.00%	08/01/2040	3,000	2,938,737
California (State of) School Finance Authority (Classical Academies Oceanside);
Series 2017 A, Ref. RB(f)	4.00%	10/01/2027	800	801,307
Series 2017, Ref. RB(f)	5.00%	10/01/2037	1,485	1,488,499
Series 2020 A, RB(f)	5.00%	10/01/2050	2,000	1,832,715
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(f)(g)	5.50%	07/01/2027	110	111,512
Series 2017, RB(f)	5.50%	07/01/2027	75	73,259
Series 2017, RB(f)	6.25%	07/01/2037	1,295	1,200,397
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB(f)	5.00%	07/01/2043	2,000	1,917,653
Series 2024, RB(f)	5.00%	07/01/2031	295	310,870
Series 2024, RB(f)	5.00%	07/01/2032	310	325,226
Series 2024, RB(f)	5.00%	07/01/2033	325	339,539
California (State of) School Finance Authority (Green Dot Public Schools); Series 2015 A, RB(f)	5.00%	08/01/2045	1,500	1,420,784
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(f)	5.00%	07/01/2032	1,705	1,714,826
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(f)	5.00%	07/01/2035	455	455,219
Series 2019 A, RB(f)	5.00%	07/01/2054	3,150	2,988,395
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(f)	5.00%	07/01/2039	1,325	1,341,733
California (State of) School Finance Authority (Magnolia Public Schools); Series 2025, RN(f)	4.40%	12/01/2026	2,500	2,501,701
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(f)	5.00%	06/01/2039	740	731,443
California (State of) Statewide Communities Development Authority; Series 2020 B, RB	4.00%	09/02/2026	115	115,001
California (State of) Statewide Communities Development Authority (Almaden Terrace Apartments); Series 2026, RB (CEP - FNMA)	3.80%	07/01/2036	5,000	4,847,392
California (State of) Statewide Communities Development Authority (Community Facilities District); Series 2024, RB	5.00%	09/01/2044	400	404,805
California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2039	5,420	5,233,741
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services);
Series 2017 A, Ref. RB	5.00%	04/01/2031	175	176,439
Series 2017 A, Ref. RB	5.00%	04/01/2047	3,390	3,366,884
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(b)	5.20%	06/01/2036	645	645,623
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	$3,000	$2,962,969
Series 2018 A, Ref. RB	5.00%	12/01/2053	2,000	1,948,801
Series 2018 A, Ref. RB	5.00%	12/01/2057	4,635	4,470,464
Series 2024 A, Ref. RB	5.00%	12/01/2039	2,345	2,515,089
Series 2024 A, Ref. RB	5.25%	12/01/2042	3,650	3,938,745
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(f)	5.00%	06/01/2036	5,000	5,001,562
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2034	3,000	3,002,250
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts); Series 2019, RB(f)	5.00%	07/01/2029	1,180	1,201,876
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,517,826
Series 2021 C-1, RB	2.25%	09/02/2026	460	459,962
Series 2021 C-1, RB	4.00%	09/02/2051	2,505	2,036,122
California (State of) Statewide Communities Development Authority (Sunterra Apartments); Series 2026 D, RB (CEP - FNMA)	3.80%	07/01/2036	6,000	5,874,169
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,501,970
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	1,280	1,305,453
Series 2002 B, RB	6.00%	05/01/2043	750	751,754
Series 2002, RB	6.00%	05/01/2043	750	764,934
Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment); Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	202,984
Central Valley Energy Authority; Series 2025, RB(e)	5.00%	08/01/2035	5,000	5,280,046
Chowchilla (City of), CA; Series 2026, Ref. RB	5.00%	09/01/2037	4,765	4,834,124
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,500,000
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,012
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2013-1); Series 2019, RB	5.00%	09/01/2044	2,645	2,658,351
Downey (City of), CA Community Development Commission (Downey Redevelopment); Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	15	15,107
Eastern Municipal Water District; Series 2026 B, VRD Ref. RB(c)	1.05%	07/01/2046	5,000	5,000,000
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	620,000
Series 2012, Ref. RB	5.00%	09/01/2027	790	791,486
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	290,000
Series 2017, RB	5.00%	09/01/2029	175	177,816
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2039	1,000	1,025,123
Series 2024, RB	5.00%	09/01/2044	2,210	2,219,071
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(a)(b)	5.00%	07/01/2053	6,570	6,614,067
Fresno (City of), CA Joint Powers Financing Authority (Master Lease); Series 2017 A, Ref. RB (INS - AGI)(a)	5.00%	04/01/2032	500	506,249
Fullerton Joint Union High School District (Election of 2024); Series 2026 B, GO Bonds	5.50%	08/01/2045	2,930	3,271,388
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(g)	5.00%	06/01/2027	1,850	1,885,064
Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	225,000
Series 2021, Ref. RB	4.00%	09/01/2028	255	258,548
Series 2021, Ref. RB	4.00%	09/01/2032	335	334,995
Series 2021, Ref. RB	4.00%	09/01/2035	400	390,851
Series 2021, Ref. RB	4.00%	09/01/2036	200	193,231
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2031	1,675	1,688,379
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,315,319
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	$5	$5,068
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,115,000
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,201,378
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	735	735,880
Imperial Irrigation District;
Series 2016 B-2, Ref. RB	5.00%	11/01/2041	5,455	5,467,186
Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,071,753
Independent Cities Finance Authority; Series 2014 A, Ref. RB	5.25%	05/15/2049	100	100,020
Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2044	5,000	5,047,917
Irvine Ranch Water District; Series 2009 A, VRD RB (LOC - Bank of America, N.A.)(c)(d)	1.35%	10/01/2041	5,000	5,000,000
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	100,971
Series 2021 A, RB	4.00%	09/01/2033	100	100,239
Series 2021 A, RB	4.00%	09/01/2034	165	165,133
Series 2021 A, RB	4.00%	09/01/2036	180	177,628
Series 2021 A, RB	4.00%	09/01/2039	135	127,510
Series 2021 A, RB	4.00%	09/01/2040	140	129,931
Lake Elsinore (City of), CA (Nichols Ranch); Series 2024, RB	5.00%	09/01/2039	500	507,881
Lake Elsniore (City of), CA Community Facilities District No. 2006-1; Series 2019, RB	5.00%	09/01/2050	1,000	980,988
Long Beach (City of), CA; Series 2017 A, RB(b)	5.00%	05/15/2040	16,080	16,196,160
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	10	10,025
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	100	110,241
Los Angeles (City of), CA; Series 2023, Ref. RB(b)	5.00%	05/15/2038	3,300	3,459,242
Los Angeles (City of), CA Department of Airports;
Series 2017 A, RB(b)	5.00%	05/15/2047	2,000	2,002,691
Series 2017, Sub. RB(b)(e)(g)	5.00%	09/03/2026	22,580	22,582,904
Series 2018 C, RB(b)	5.00%	05/15/2038	1,770	1,793,306
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2020 C, RB(b)	5.00%	05/15/2045	5,000	5,051,732
Los Angeles (City of), CA Department of Water & Power;
Series 2017 C, RB	5.00%	07/01/2042	5,525	5,554,347
Series 2024 D, RB	5.00%	07/01/2050	2,000	2,025,893
Series 2026 D, Ref. RB	5.00%	07/01/2042	4,000	4,177,789
Los Angeles (County of), CA Sanitation Districts Financing Authority (Joint Outfall System); Series 2026 A, RB	5.00%	10/01/2045	3,500	3,775,706
Los Angeles Unified School District;
Series 2026 QRR, GO Bonds	5.00%	07/01/2040	5,000	5,435,577
Series 2026 QRR, GO Bonds	5.00%	07/01/2042	5,950	6,372,564
Los Angeles Unified School District (Election of 2004); Series 2025 A-1, GO Bonds	5.00%	07/01/2043	5,000	5,313,596
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	200	207,056
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2038	610	621,167
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGI)(a)	5.00%	09/01/2027	1,285	1,287,647
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	344,808
Series 2018 B, RB	5.00%	09/01/2033	250	253,536
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3); Series 2018, RB	5.00%	09/01/2048	1,500	1,504,579
Metropolitan Water District of Southern California; Series 2024 B-1, VRD RB(c)	1.38%	07/01/2047	7,225	7,225,000
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	312,830
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	497,752
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	467,589
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	590,826
Napa Valley Unified School District; Series 2016 C, Ref. GO Bonds	5.00%	08/01/2041	300	300,299
Natomas Unified School District; Series 2020 A, GO Bonds (INS - AGI)(a)	4.00%	08/01/2045	4,000	3,707,368
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	240	236,844
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	$660	$660,000
Series 2013 A, Ref. RB	5.00%	09/01/2027	720	721,158
Series 2013 A, Ref. RB	5.00%	09/01/2028	780	781,180
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2031	230	242,072
Series 2024, RB	5.00%	09/01/2032	240	252,948
Series 2024, RB	5.00%	09/01/2033	250	265,056
Series 2024, RB	5.00%	09/01/2034	265	280,054
Series 2024, RB	5.00%	09/01/2039	525	535,726
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	996,436
Ontario (City of), CA Public Financing Authority;
Series 2026 B, RB	5.00%	10/01/2042	810	874,077
Series 2026 B, RB	5.00%	10/01/2043	750	804,363
Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia);
Series 2016 A, RB	5.00%	08/15/2031	1,350	1,351,667
Series 2016 A, RB	5.00%	08/15/2046	1,000	1,000,103
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	300,000
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	317,146
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	253,571
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	276,178
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	294,122
Palm Springs Unified School District; Series 2014, Ref. GO Bonds	4.00%	08/01/2033	1,155	1,155,474
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,626,274
Series 2016, Ref. RB	5.00%	11/01/2036	1,945	1,945,963
Series 2016, Ref. RB	5.00%	11/01/2039	6,320	6,320,827
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB(e)(g)	5.00%	10/01/2026	4,000	4,008,074
Perris (City of), CA Joint Powers Authority; Series 2014 B, Ref. RB	5.00%	09/01/2038	1,025	1,025,561
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1);
Series 2013, Ref. RB	5.75%	09/01/2028	1,690	1,712,155
Series 2013, Ref. RB	5.25%	09/01/2033	190	192,850
Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2026	5	5,000
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,106
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	690,906
Rib Floater Trust;
Series 2026, VRD RB (LOC - Barclays Bank PLC)(b)(c)(d)(f)	1.96%	03/04/2027	7,745	7,745,000
Series 2026, VRD RB (LOC - Barclays Bank PLC)(c)(d)(f)	2.01%	03/01/2051	5,000	5,000,000
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	3,315	3,319,383
Riverside (City of), CA (Community Facilities District No. 2006-1); Series 2013, RB	5.25%	09/01/2043	500	501,138
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	955	962,086
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	130	130,899
Riverside (County of), CA Public Financing Authority (Redevelopment Project Area No. 1, Desert Communities Development);
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2035	1,000	1,109,276
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2036	1,000	1,101,661
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2037	1,000	1,094,441
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	500	499,729
Series 2020, RB	4.00%	09/01/2037	500	483,972
Series 2020, RB	4.00%	09/01/2040	350	322,797
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	$295	$289,548
Series 2021, RB	4.00%	09/01/2036	305	298,052
Series 2021, RB	4.00%	09/01/2037	320	309,199
Series 2021, RB	4.00%	09/01/2038	330	313,870
Series 2021, RB	4.00%	09/01/2039	345	321,681
Series 2021, RB	4.00%	09/01/2040	190	175,783
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,524,463
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,630,173
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,294,204
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2026	440	440,000
Series 2013, RB	5.00%	09/01/2027	405	405,593
Series 2013, RB	5.00%	09/01/2028	500	500,705
Romoland School District Community Facilities No. 2022-2; Series 2024, RB	5.00%	09/01/2039	315	323,550
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1); Series 2024, RB	5.00%	09/01/2044	700	695,299
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	236,687
Series 2020, RB	4.00%	09/01/2035	275	274,192
Series 2020, RB	4.00%	09/01/2037	320	312,200
Roseville Joint Union High School District (Election of 2016); Series 2017 A, GO Bonds(g)	4.00%	08/01/2045	10,000	10,062,213
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom); Series 2019, RB	4.00%	06/01/2037	1,760	1,746,510
Sacramento (City of), CA (Convention Center Complex); Series 2018, RB	5.00%	06/01/2048	1,000	1,014,022
Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2026	455	455,000
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	455,000
Sacramento (County of), CA; Series 2018 C, Ref. RB(b)	5.00%	07/01/2037	6,000	6,115,488
Sacramento (County of), CA (Community Facilities District No. 2014-2); Series 2021, RB	4.00%	09/01/2046	650	567,203
Sacramento (County of), CA Public Financing Authority; Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	10	10,022
San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGI)(a)	5.00%	09/01/2028	285	285,613
San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	100,000
Series 2021, Ref. RB	4.00%	09/01/2027	100	100,750
Series 2021, Ref. RB	4.00%	09/01/2028	100	101,353
Series 2021, Ref. RB	4.00%	09/01/2029	100	101,327
Series 2021, Ref. RB	4.00%	09/01/2030	100	100,909
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.13%	09/02/2026	205	205,011
Series 2013, Ref. RB	5.13%	09/02/2027	215	217,185
Series 2013, Ref. RB	5.25%	09/02/2028	225	227,376
Series 2013, Ref. RB	5.38%	09/02/2029	230	232,440
Series 2013, Ref. RB	5.38%	09/02/2030	240	242,243
Series 2013, Ref. RB	5.50%	09/02/2031	250	252,362
Series 2013, Ref. RB	5.50%	09/02/2032	270	272,425
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2027	610	611,002
Series 2013, Ref. RB	5.00%	09/01/2028	640	641,001
Series 2013, Ref. RB	5.00%	09/01/2030	720	720,888
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	20	20,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2024, Ref. RB(b)	5.25%	05/01/2044	$4,250	$4,469,315
Series 2017 A, RB(b)	5.00%	05/01/2047	3,630	3,632,265
Series 2018 D, RB(b)	5.00%	05/01/2043	13,015	13,125,044
Series 2019 A, RB(b)	5.00%	05/01/2036	5,000	5,165,332
Series 2019 A, Ref. RB(b)(e)(g)	5.00%	01/02/2029	1,335	1,396,381
Series 2019 E, RB(b)	5.00%	05/01/2045	3,000	3,026,572
Series 2019, Ref. RB(b)(e)(g)	5.00%	01/02/2029	1,875	1,961,209
Series 2026 A, Ref. RB(b)	5.25%	05/01/2045	5,000	5,294,845
Series 2026 E, VRD RB (LOC - Barclays Bank PLC)(b)(c)(d)	1.70%	05/01/2061	13,000	13,000,000
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(f)	5.00%	09/01/2027	100	101,875
Series 2022 A, RB(f)	5.00%	09/01/2032	400	422,673
Series 2022 B, RB(f)	5.00%	09/01/2032	315	332,855
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB(g)	5.00%	09/01/2026	925	925,000
San Jose (City of), CA;
Series 2017 A, Ref. RB(b)	5.00%	03/01/2035	500	503,961
Series 2017 A, Ref. RB(b)	5.00%	03/01/2036	2,670	2,689,207
Series 2017 A, Ref. RB(b)	5.00%	03/01/2037	3,765	3,789,841
Series 2017 A, Ref. RB(b)	5.00%	03/01/2047	15,000	15,007,809
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(b)	6.10%	01/01/2031	25	25,006
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(b)	5.10%	12/01/2032	2,820	2,820,747
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	6,385	6,394,408
San Luis Obispo (County of), CA (Paso Robles Courthouse); Series 2007, COP (INS - AGI)(a)	4.25%	10/15/2026	5	5,006
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	4.00%	08/01/2044	4,475	4,176,790
Santa Barbara (County of), CA; Series 2018 B, COP(b)	5.00%	12/01/2037	7,695	7,832,696
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(b)	5.85%	08/01/2031	980	982,557
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	2,460	2,461,387
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2027	785	786,212
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,171,773
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	10	9,630
Saugus Union School District Financing Authority; Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	250,915
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2036	5,300	3,084,427
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	20	20,047
Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGI)(a)	5.63%	08/01/2029	615	616,452
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,116,423
South San Francisco (City of), CA Public Facilities Financing Authority; Series 2021 A, RB	4.00%	06/01/2040	3,305	3,264,124
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2014, Ref. RB (INS - AGI)(a)	4.00%	10/01/2034	500	500,035
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(e)	5.00%	09/01/2030	8,140	8,455,281
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,223,557
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,084,926
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,880,560
Series 2019, Ref. RB	5.00%	06/01/2048	11,715	11,491,922
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGI)(a)	4.00%	06/01/2045	1,000	964,756
Tender Option Bond Trust Receipts/Certificates;
Series 2026, VRD RB (LOC - JPMorgan Chase Bank, N.A.)(c)(d)(f)	2.25%	08/01/2032	4,000	4,000,000
Series 2026, VRD RB(c)(f)	2.50%	04/01/2056	10,000	10,000,000
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2026	220	220,000
Series 2021, Ref. RB	4.00%	09/01/2028	260	263,064
Series 2021, Ref. RB	4.00%	09/01/2030	300	301,728
Series 2021, Ref. RB	4.00%	09/01/2032	100	98,947
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,033,569
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,529,285
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	$5	$5,000
Series 2002, RB	6.25%	09/01/2032	25	25,055
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	29,242
Tustin (City of), CA Community Facilities District (Tustin Legacy/John Laing Homes);
Series 2013, Ref. RB	5.00%	09/01/2026	470	470,000
Series 2013, Ref. RB	5.00%	09/01/2027	490	495,042
Series 2013, Ref. RB	5.00%	09/01/2028	515	520,444
University of California;
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	6,500	6,600,597
Series 2024 BY-1, VRD RB(c)	1.55%	05/15/2054	3,000	3,000,000
Series 2025 BZ, Ref. RB	5.25%	05/15/2040	5,000	5,500,433
Series 2026 CF, Ref. RB	5.25%	11/15/2041	5,000	5,490,379
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	5	5,000
Series 2003 A, RB	6.13%	09/01/2034	30	30,326
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,085	1,094,525
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGI)(a)	5.13%	12/01/2031	20	20,048
West Patterson Financing Authority (Community Facilities District No. 2018-1); Series 2024, RB	5.00%	09/01/2034	690	694,943
West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2049	1,000	966,022
Woodland (City of), CA Community Facilities District 2004-1; Series 2019, RB	5.00%	09/01/2048	1,565	1,561,265
				954,355,457
Guam–0.46%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	1,030,535
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	3,460	3,484,875
				4,515,410
Northern Mariana Islands–0.07%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(f)	5.00%	06/01/2030	705	692,437
Puerto Rico–0.62%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,065	2,102,398
Series 2002, RB	5.63%	05/15/2043	335	340,194
PR Custodial Trust; Series 2003 A, GO(j)	0.00%	03/15/2049	144	14,283
PRHTA Custodial Trust;
Series 2022 G, RB(i)(j)	0.00%	12/06/2049	19	4,139
Series 2022 L, RB(i)(j)	0.00%	12/06/2049	265	60,016
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2033	215	157,038
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	92	93,407
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	190,491
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	0	98
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	345,775
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	147,922
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	124,951
Subseries 2022, RN	0.00%	11/01/2043	110	78,326
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	155	152,581
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 09/30/2008-03/25/2024; Cost $199,191)(h)	6.63%	01/01/2027	193	192,738
Series 2023 A, RB (Acquired 09/30/2008; Cost $1,615,202)(h)	6.63%	01/01/2028	1,472	1,467,444
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	$4	$3,961
Series 2018 A-1, RB(j)	0.00%	07/01/2046	5	1,800
Series 2018 A-1, RB(j)	0.00%	07/01/2051	5	1,311
Series 2018 A-1, RB	4.75%	07/01/2053	4	3,785
Series 2019 A-2, RB	4.54%	07/01/2053	46	42,227
Series 2019 A-2, RB	4.78%	07/01/2058	620	585,427
				6,110,312
Virgin Islands–0.01%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2026	125	125,373
Total Municipal Obligations (Cost $977,422,341)				965,798,989
U.S. Dollar Denominated Bonds & Notes–0.02%
California–0.02%
CalPlant I LLC; Exit Facility (Cost $725,000)(f)(k)	15.00%	02/28/2027	725	142,256
			Shares
Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(k)			12,000	24,000

Preferred Stocks–0.00%
AES Puerto Rico, Inc.; Pfd. (Cost $0)(k)			34,124	0
TOTAL INVESTMENTS IN SECURITIES(l)–98.56% (Cost $978,147,341)				965,965,245
OTHER ASSETS LESS LIABILITIES–1.44%				14,100,012
NET ASSETS–100.00%				$980,065,257
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Sub.	– Subordinated
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Limited Term California Municipal Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $133,773,444, which represented 13.65% of the Fund’s Net Assets.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Restricted security. The aggregate value of these securities at August 31, 2026 was $12,628,308, which represented 1.29% of the Fund’s Net Assets.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $116,243, which represented less than 1% of the Fund’s Net Assets.

(j)	Zero coupon bond issued at a discount.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Limited Term California Municipal Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $978,147,341)	$965,965,245
Cash	4,404,215
Receivable for:
Investments sold	790,181
Fund shares sold	1,688,265
Interest	12,604,021
Investments matured, at value (Cost $4,552,842)	58,342
Investment for trustee deferred compensation and retirement plans	55,318
Other assets	114,332
Total assets	985,679,919
Liabilities:
Payable for:
Investments purchased	3,799,985
Dividends	949,099
Fund shares reacquired	554,097
Accrued fees to affiliates	181,096
Accrued interest expense	10,470
Accrued trustees’ and officers’ fees and benefits	8,404
Accrued other operating expenses	56,193
Trustee deferred compensation and retirement plans	55,318
Total liabilities	5,614,662
Net assets applicable to shares outstanding	$980,065,257
Net assets consist of:
Shares of beneficial interest	$1,082,645,703
Distributable earnings (loss)	(102,580,446)
$980,065,257
Net Assets:
Class A	$273,447,128
Class C	$8,635,007
Class Y	$577,322,113
Class R6	$120,661,009
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	88,649,214
Class C	2,812,458
Class Y	186,788,795
Class R6	39,168,860
Class A:
Net asset value per share	$3.08
Maximum offering price per share (Net asset value of $3.08 ÷ 97.50%)	$3.16
Class C:
Net asset value and offering price per share	$3.07
Class Y:
Net asset value and offering price per share	$3.09
Class R6:
Net asset value and offering price per share	$3.08
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Limited Term California Municipal Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$19,479,172
Expenses:
Advisory fees	1,889,465
Administrative services fees	64,733
Custodian fees	3,956
Distribution fees:
Class A	333,648
Class C	45,461
Interest, facilities and maintenance fees	118,206
Transfer agent fees — A, C and Y	235,391
Transfer agent fees — R6	7,768
Trustees’ and officers’ fees and benefits	14,325
Registration and filing fees	34,913
Reports to shareholders	9,220
Professional services fees	42,631
Other	7,711
Total expenses	2,807,428
Net investment income	16,671,744
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(72,421))	(323,513)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(20,607,440)
Net realized and unrealized gain (loss)	(20,930,953)
Net increase (decrease) in net assets resulting from operations	$(4,259,209)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Limited Term California Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$16,671,744	$28,823,087
Net realized gain (loss)	(323,513)	(1,983,427)
Change in net unrealized appreciation (depreciation)	(20,607,440)	13,219,359
Net increase (decrease) in net assets resulting from operations	(4,259,209)	40,059,019
Distributions to shareholders from distributable earnings:
Class A	(4,459,940)	(8,169,613)
Class C	(117,887)	(290,807)
Class Y	(9,833,974)	(16,793,520)
Class R6	(2,017,102)	(2,901,535)
Total distributions from distributable earnings	(16,428,903)	(28,155,475)
Share transactions–net:
Class A	15,126,386	8,896,449
Class C	(692,584)	(4,917,052)
Class Y	80,847,728	47,128,143
Class R6	19,347,085	90,357,387
Net increase in net assets resulting from share transactions	114,628,615	141,464,927
Net increase in net assets	93,940,503	153,368,471
Net assets:
Beginning of period	886,124,754	732,756,283
End of period	$980,065,257	$886,124,754
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Limited Term California Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$3.15	$0.05	$(0.07)	$(0.02)	$(0.05)	$3.08	(0.56)%	$273,447	0.78%(d)	0.78%(d)	0.75%(d)	3.40%(d)	12%
Year ended 02/28/26	3.12	0.10	0.03	0.13	(0.10)	3.15	4.30	264,256	0.79	0.79	0.77	3.36	40
Year ended 02/28/25	3.13	0.10	(0.02)	0.08	(0.09)	3.12	2.71	252,437	0.81	0.81	0.78	3.21	25
Year ended 02/29/24	3.09	0.09	0.04	0.13	(0.09)	3.13	4.20	254,397	0.93	0.93	0.78	3.02	26
Year ended 02/28/23	3.27	0.07	(0.19)	(0.12)	(0.06)	3.09	(3.52)	290,093	0.83	0.83	0.77	2.30	59
Year ended 02/28/22	3.34	0.06	(0.06)	0.00	(0.07)	3.27	0.04	344,777	0.80	0.80	0.76	1.66	29
Class C
Six months ended 08/31/26	3.14	0.04	(0.07)	(0.03)	(0.04)	3.07	(0.94)	8,635	1.53 (d)	1.53 (d)	1.50 (d)	2.65 (d)	12
Year ended 02/28/26	3.10	0.08	0.04	0.12	(0.08)	3.14	3.87	9,532	1.54	1.54	1.52	2.61	40
Year ended 02/28/25	3.11	0.08	(0.02)	0.06	(0.07)	3.10	1.94	14,388	1.56	1.56	1.53	2.46	25
Year ended 02/29/24	3.08	0.07	0.02	0.09	(0.06)	3.11	3.11	18,816	1.68	1.68	1.53	2.27	26
Year ended 02/28/23	3.25	0.05	(0.18)	(0.13)	(0.04)	3.08	(3.96)	26,082	1.58	1.58	1.52	1.55	59
Year ended 02/28/22	3.32	0.03	(0.05)	(0.02)	(0.05)	3.25	(0.71)	35,663	1.55	1.55	1.51	0.91	29
Class Y
Six months ended 08/31/26	3.16	0.06	(0.07)	(0.01)	(0.06)	3.09	(0.43)	577,322	0.53 (d)	0.53 (d)	0.50 (d)	3.65 (d)	12
Year ended 02/28/26	3.13	0.11	0.03	0.14	(0.11)	3.16	4.57	508,564	0.54	0.54	0.52	3.61	40
Year ended 02/28/25	3.13	0.11	(0.01)	0.10	(0.10)	3.13	3.30	455,283	0.56	0.56	0.53	3.46	25
Year ended 02/29/24	3.10	0.10	0.03	0.13	(0.10)	3.13	4.14	383,361	0.68	0.68	0.53	3.27	26
Year ended 02/28/23	3.28	0.08	(0.19)	(0.11)	(0.07)	3.10	(3.24)	382,868	0.58	0.58	0.52	2.55	59
Year ended 02/28/22	3.35	0.06	(0.05)	0.01	(0.08)	3.28	0.30	412,391	0.55	0.55	0.51	1.91	29
Class R6
Six months ended 08/31/26	3.15	0.06	(0.07)	(0.01)	(0.06)	3.08	(0.41)	120,661	0.48 (d)	0.48 (d)	0.45 (d)	3.70 (d)	12
Year ended 02/28/26	3.12	0.11	0.03	0.14	(0.11)	3.15	4.62	103,772	0.48	0.48	0.46	3.67	40
Year ended 02/28/25	3.12	0.11	(0.01)	0.10	(0.10)	3.12	3.36	10,649	0.50	0.50	0.47	3.52	25
Year ended 02/29/24	3.09	0.10	0.03	0.13	(0.10)	3.12	4.19	6,206	0.62	0.62	0.47	3.33	26
Year ended 02/28/23	3.27	0.08	(0.19)	(0.11)	(0.07)	3.09	(3.21)	4,570	0.52	0.52	0.46	2.61	59
Year ended 02/28/22	3.34	0.07	(0.06)	0.01	(0.08)	3.27	0.37	6,483	0.49	0.49	0.45	1.97	29

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Limited Term California Municipal Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Limited Term California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
18
Invesco Limited Term California Municipal Fund

D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $100 million	0.500%
Next $150 million	0.450%
Next $1.75 billion	0.400%
Over $2 billion	0.390%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.41%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated
19
Invesco Limited Term California Municipal Fund

Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $2,419 in front-end sales commissions from the sale of Class A shares and $25,192 and $14 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$965,798,989	$—	$965,798,989
U.S. Dollar Denominated Bonds & Notes	—	—	142,256	142,256
Common Stocks & Other Equity Interests	—	—	24,000	24,000
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	965,798,989	166,256	965,965,245
Other Investments - Assets
Investments Matured	—	11,250	47,092	58,342
Total Investments	$—	$965,810,239	$213,348	$966,023,587
20
Invesco Limited Term California Municipal Fund

NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2026, the Fund engaged in securities purchases of $49,769,398 and securities sales of $26,760,047, which resulted in net realized gains (losses) of $(72,421).
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2026, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$24,504,317	$66,555,994	$91,060,311
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $166,446,537 and $105,317,705, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,502,852
Aggregate unrealized (depreciation) of investments	(21,442,971)
Net unrealized appreciation (depreciation) of investments	$(16,940,119)
Cost of investments for tax purposes is $982,963,706.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	16,127,391	$50,194,307	29,358,715	$90,817,291
Class C	232,549	721,116	933,260	2,873,980
Class Y	42,323,760	132,134,662	79,822,227	247,073,477
Class R6	6,998,448	21,761,686	31,455,186	96,282,800
21
Invesco Limited Term California Municipal Fund

	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	935,813	$2,908,500	1,785,969	$5,530,584
Class C	26,022	80,533	63,762	196,307
Class Y	2,007,620	6,256,047	3,258,594	10,109,339
Class R6	555,114	1,723,204	813,750	2,519,059
Automatic conversion of Class C shares to Class A shares:
Class A	208,703	648,245	922,854	2,847,196
Class C	(209,607)	(648,245)	(926,935)	(2,847,196)
Reacquired:
Class A	(12,400,176)	(38,624,666)	(29,241,352)	(90,298,622)
Class C	(272,757)	(845,988)	(1,670,091)	(5,140,143)
Class Y	(18,434,528)	(57,542,981)	(67,860,646)	(210,054,673)
Class R6	(1,328,128)	(4,137,805)	(2,743,433)	(8,444,472)
Net increase in share activity	36,770,224	$114,628,615	45,971,860	$141,464,927

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22
Invesco Limited Term California Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term California Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal California Investment Grade 4-7 Years Bond Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and
23
Invesco Limited Term California Municipal Fund

reasonably comparable to the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that there were only four funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings.   The independent Trustees reviewed and considered information provided by management regarding the Fund’s limited peer group.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
24
Invesco Limited Term California Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
25
Invesco Limited Term California Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROLTCAM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Limited Term Municipal Income Fund
Nasdaq:
A: ATFAX ■ A2: AITFX ■ C: ATFCX ■ Y: ATFYX ■ R5: ATFIX ■ R6: ATFSX

2	Schedule of Investments
25	Financial Statements
28	Financial Highlights
29	Notes to Financial Statements
34	Approval of Investment Advisory and Sub-Advisory Contracts
36	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.83%
Alabama–3.66%
Alabama (State of) Economic Settlement Authority; Series 2016 A, RB	4.00%	09/15/2033	$2,150	$2,143,437
Alabama Highway Authority; Series 2025, RB (INS - AGI)(a)	5.00%	09/01/2043	2,805	2,966,552
Black Belt Energy Gas District (Gas); Series 2023 D-1, Ref. RB(b)	5.50%	02/01/2029	10,000	10,437,370
Black Belt Energy Gas District (The);
Series 2022 B-1, RB(b)	4.00%	10/01/2027	12,950	13,027,235
Series 2023 B, RB(b)	5.25%	12/01/2030	5,000	5,301,184
Series 2026 F, RB	5.00%	12/01/2035	4,000	4,168,143
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(b)	5.50%	12/01/2028	4,000	4,155,600
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(b)(c)	4.00%	09/01/2026	4,000	4,031,520
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(b)(c)	4.00%	09/01/2026	22,905	23,059,838
Energy Southeast A Cooperative District;
Series 2026 A-1, RB	5.00%	04/01/2029	500	516,754
Series 2026 A-1, RB	5.00%	10/01/2029	550	569,996
Jefferson (County of), AL;
Series 2024, Ref. RB	5.00%	10/01/2037	2,345	2,492,609
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	2,500	2,644,535
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	3,500	3,666,324
Southeast Energy Authority, A Cooperative District; Series 2025 D, RB	5.00%	09/01/2035	10,000	10,602,693
Southeast Energy Authority, a Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2028	1,660	1,699,709
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	3,900	4,119,051
UAB Medicine Finance Authority; Series 2016 B, Ref. RB(b)(c)	5.00%	09/01/2026	3,500	3,500,000
University of South Alabama; Series 2026 A, RB	5.00%	11/01/2046	2,800	2,882,178
				101,984,728
Alaska–0.21%
Alaska (State of) Municipal Bond Bank Authority; Series 2015-3, Ref. RB	5.25%	10/01/2036	60	60,086
Alaska Housing Finance Corp.; Series 2025 A, Ref. RB	5.00%	12/01/2030	2,500	2,680,810
Northern Tobacco Securitization Corp.;
Series 2021 A-1, Ref. RB	4.00%	06/01/2034	2,000	2,042,996
Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,250	1,201,677
				5,985,569
Arizona–2.15%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2026, RB(d)	5.00%	07/01/2036	500	507,676
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2022, Ref. RB	4.00%	07/01/2030	1,405	1,372,023
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(d)	4.50%	07/15/2029	1,225	1,197,603
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.00%	11/01/2028	2,000	2,068,560
Arizona State University Board of Regents;
Series 2017 B, Ref. RB	5.00%	07/01/2043	2,000	2,016,183
Series 2026 A, RB	5.00%	08/01/2044	1,465	1,544,942
Series 2026 A, RB	5.00%	08/01/2045	1,000	1,051,830
Glendale (City of), AZ; Series 2025, Ref. RB	5.00%	07/01/2032	2,580	2,852,012
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2025, RB	5.00%	05/15/2042	1,350	1,410,376
Series 2025, RB	5.00%	05/15/2043	1,500	1,562,488
Goodyear (City of), AZ; Series 2026, GO Bonds	5.00%	07/01/2045	2,600	2,757,293
Maricopa (City of), AZ; Series 2026, RB	5.00%	07/15/2045	350	365,136
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	3,215	3,238,985
Series 2016, Ref. RB	5.00%	01/01/2035	2,795	2,815,852
Series 2026 D, Ref. RB	5.00%	01/01/2038	8,000	8,724,727
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(d)	3.00%	07/01/2031	$625	$587,229
Mesa (City of), AZ; Series 2018, RB	5.00%	07/01/2042	4,500	4,576,368
Phoenix Civic Improvement Corp.;
Series 2017, Ref. RB	5.00%	07/01/2039	7,125	7,174,693
Series 2019 A, RB	5.00%	07/01/2045	2,225	2,266,891
Series 2025 C, Ref. RB	5.00%	07/01/2031	2,000	2,191,768
Pima (County of), AZ Industrial Development Authority (The) (Tucson Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	605	542,624
Pinal (County of), AZ; Series 2025, RB (INS - BAM)(a)	5.00%	08/01/2032	1,000	1,102,958
Queen Creek (Town of ), AZ;
Series 2026, COP	5.00%	10/01/2043	1,000	1,053,367
Series 2026, COP	5.00%	10/01/2044	700	733,426
Tempe (City of), AZ; Series 2025, Ref. GO Bonds	5.00%	07/01/2029	1,880	2,000,855
Tucson (City of), AZ; Series 2026, RB	5.00%	07/01/2046	1,000	1,050,985
University of Arizona Board of Regents;
Series 2025 A, Ref. RB	5.00%	06/01/2029	1,000	1,060,279
Series 2026 A, RB	5.00%	08/01/2045	1,000	1,038,228
Series 2026 A, Ref. RB	5.00%	06/01/2045	1,000	1,050,287
				59,915,644
California–2.82%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(b)	5.25%	04/01/2030	6,000	6,289,820
Series 2024 E, RB(b)	5.00%	09/01/2032	3,750	3,930,324
Series 2024, RB(b)	5.00%	04/01/2032	5,250	5,501,686
Series 2025 C, RB(b)	5.00%	10/01/2033	5,000	5,184,350
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	155	152,915
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	240	240,002
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2048	5,000	5,048,682
Series 2018 A, RB	5.00%	11/15/2048	14,190	14,339,826
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	4	4,346
Series 2023-1, RB	4.38%	09/20/2036	2,901	2,887,079
California (State of) Municipal Finance Authority; Series 2026 2, Class A-1, RB	4.50%	03/20/2048	5,000	5,023,168
East Side Union High School District (Election of 2016); Series 2025 D, GO Bonds	5.00%	08/01/2029	1,000	1,069,305
Imperial Irrigation District; Series 2016 B-2, Ref. RB	5.00%	11/01/2041	1,680	1,683,753
Northern California Energy Authority; Series 2024, Ref. RB(b)	5.00%	08/01/2030	6,400	6,661,189
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	270	266,450
Plumas Lake Elementary School District;
Series 2026 A, COP (INS - AGI)(a)	5.00%	06/01/2042	655	669,245
Series 2026 A, COP (INS - AGI)(a)	5.00%	06/01/2043	415	423,188
Richmond (City of), CA; Series 2019 A, RB	5.00%	08/01/2044	1,000	1,035,396
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	5,720	5,750,103
Sonoma (County of), CA Junior College District (Election of 2014); Series 2016 A, GO Bonds	5.00%	08/01/2041	1,750	1,751,527
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	2,000	2,091,550
Series 2019, Ref. RB	5.00%	06/01/2048	5,215	5,115,695
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(d)(e)	1.86%	10/01/2049	2,600	2,600,000
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,032,297
				78,751,896
Colorado–2.14%
Adams & Arapahoe (Counties of), CO Joint School District No. 28J; Series 2025, GO Bonds	5.50%	12/01/2035	2,000	2,338,180
Adams & Weld (Counties of) & Broomfield (City & County of), CO School District No. 27J; Series 2026 A, GO Bonds	5.50%	12/01/2046	225	247,249
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Arapahoe County School District No. 1 Englewood; Series 2017, GO Bonds	5.00%	12/01/2037	$1,790	$1,797,309
Arapahoe County School District No. 5 Cherry Creek; Series 2024, GO Bonds	5.25%	12/15/2041	1,700	1,844,816
Berthoud-Heritage Metropolitan District No. 1; Series 2026, Ref. GO Bonds (INS - AGI)(a)	5.00%	12/01/2040	500	511,526
Broomfield (City & County of), CO;
Series 2026, COP	5.00%	02/01/2043	1,000	1,058,938
Series 2026, COP	5.00%	02/01/2044	1,000	1,053,916
Series 2026, Ref. RB	5.00%	12/01/2044	1,000	1,055,452
Colorado (State of);
Series 2017 J, COP	5.25%	03/15/2042	1,250	1,258,812
Series 2025, COP	5.00%	03/15/2043	1,250	1,315,804
Colorado (State of) Bridge & Tunnel Enterprise; Series 2025 A, RB (INS - AGI)(a)	5.00%	12/01/2029	1,000	1,066,295
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center); Series 2015, RB	5.00%	01/15/2035	2,000	2,002,258
Colorado Springs (City of), CO;
Series 2025 A, RB	5.00%	11/15/2032	1,500	1,666,332
Series 2025 A, RB	5.00%	11/15/2042	2,000	2,137,253
Colorado State University Research Foundation; Series 2025 A, RB(d)	5.00%	03/01/2040	2,750	2,753,277
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(f)	0.00%	12/01/2033	5,000	3,020,182
Denver (City & County of), CO;
Series 2012 B, RB	4.00%	11/15/2031	1,125	1,126,625
Series 2012 B, RB	5.00%	11/15/2043	2,590	2,591,567
Eagle River Water & Sanitation District; Series 2016, GO Bonds	5.00%	12/01/2045	1,360	1,362,065
El Paso (County of), CO School District No. 20; Series 2017, GO Bonds(b)(c)	5.00%	12/15/2026	2,900	2,919,121
El Paso (County of), CO School District No. 3 (Widefield School District); Series 2025 B, GO Bonds	5.25%	12/01/2044	975	1,041,614
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(d)	3.75%	12/01/2029	385	377,781
Fort Collins (City of), CO Urban Renewal Authority (North College Urban Renewal Area);
Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2029	1,345	1,421,080
Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2030	2,720	2,905,823
Grand River Hospital District; Series 2026, GO Bonds (INS - AGI)(a)	6.00%	12/01/2044	1,000	1,116,624
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(a)	5.50%	12/01/2038	1,200	1,309,306
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	1,447	1,487,427
Public Authority for Colorado Energy; Series 2008, RB	6.25%	11/15/2028	1,305	1,350,687
Raindance Metropolitan District No. 2; Series 2024, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2039	470	493,285
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(a)	5.00%	12/01/2040	500	514,731
Summit County School District No. RE-1; Series 2017, GO Bonds(b)(c)	5.00%	12/01/2026	1,715	1,724,954
Timnath (Town of), CO;
Series 2026, COP	5.00%	12/01/2044	1,000	1,041,690
Series 2026, COP	5.00%	12/01/2045	1,000	1,038,090
Series 2026, COP	5.00%	12/01/2046	1,000	1,031,812
University of Colorado;
Series 2025 C-2, Ref. RB	5.00%	06/01/2041	650	692,925
Series 2025 C-2, Ref. RB	5.00%	06/01/2042	1,000	1,063,478
Weld County School District No. 6 Greeley; Series 2020, GO Bonds	5.00%	12/01/2044	1,000	1,025,358
Weld County School District No. RE-4; Series 2016, GO Bonds(b)(c)	5.25%	12/01/2026	5,895	5,918,383
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(d)	6.00%	12/01/2038	1,000	1,028,869
				59,710,894
Connecticut–1.81%
Aquarion Water Authority; Series 2026 A, RB	5.25%	08/01/2044	4,500	4,833,377
Connecticut (State of);
Series 2025 A, GO Bonds	5.00%	03/15/2028	2,000	2,072,544
Series 2025 A, GO Bonds	5.00%	03/15/2029	1,500	1,586,255
Series 2025 A, GO Bonds	5.00%	03/15/2030	750	806,231
Series 2025, Ref. RB	5.00%	07/01/2043	4,000	4,249,815
Connecticut (State of) (Transportation Infrastructure); Series 2016 A, RB(b)(c)	5.00%	09/01/2026	4,000	4,000,000
Connecticut (State of) Health & Educational Facilities Authority (Fairview Issue); Series 2026 B, RB	4.40%	12/15/2031	3,150	3,164,152
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2026, RB	5.00%	08/01/2047	2,000	2,053,891
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University);
Series 2025 O, Ref. RB	5.00%	07/01/2031	$1,000	$1,082,260
Series 2025 O, Ref. RB	5.00%	07/01/2032	3,000	3,277,682
Series 2026 P, Ref. RB	5.00%	07/01/2045	3,500	3,642,301
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2025 B-1, RB(b)	5.00%	07/01/2030	5,000	5,381,079
Connecticut (State of) Housing Finance Authority;
Series 2020 E-1, Ref. RB	3.00%	11/15/2050	755	746,600
Series 2026, VRD Ref. RB (CEP -GNMA)(e)	2.25%	11/15/2050	9,000	9,000,000
Connecticut (State of) Housing Finance Authority (Social Bonds); Series 2022, RB (CEP - GNMA)	5.50%	11/15/2052	4,395	4,593,845
				50,490,032
Delaware–0.25%
Delaware (State of) Economic Development Authority (Delmarva Power & Light); Series 2020, Ref. RB	3.60%	01/01/2031	3,000	3,057,328
Delaware (State of) Economic Development Authority (NRG Energy);
Series 2020 A, Ref. RB(b)	4.00%	10/01/2035	2,000	1,967,220
Series 2020 B, Ref. RB(b)	4.00%	10/01/2035	2,100	2,065,580
				7,090,128
District of Columbia–2.65%
District of Columbia;
Series 2025 A, Ref. RB	5.00%	06/01/2028	3,000	3,128,211
Series 2026 C, VRD GO Bonds(e)	1.91%	06/01/2051	20,970	20,970,000
District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	5,310	5,314,477
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	1,325	1,368,762
District of Columbia Water & Sewer Authority;
Series 2024 B, Ref. VRD RB(e)	2.30%	10/01/2054	20,600	20,600,000
Series 2025 C-2,VRD RB(e)	2.50%	10/01/2060	2,660	2,660,000
Metropolitan Washington Airports Authority; Series 2019 A, Ref. RB	5.00%	10/01/2044	2,625	2,661,664
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2042	5,000	5,040,760
Series 2018, RB	5.00%	07/01/2037	1,000	1,010,120
Series 2018, RB	5.00%	07/01/2043	11,000	11,085,407
				73,839,401
Florida–6.44%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2014 B, RB	5.00%	12/01/2034	3,815	3,818,258
Ave Maria Stewardship Community District (Phase 5);
Series 2025, RB	4.00%	05/01/2030	470	466,095
Series 2025, RB	4.38%	05/01/2035	565	549,841
Babcock Ranch Community Independent Special District; Series 2026, RB	4.65%	05/01/2036	500	497,352
Broward (County of), FL School District; Series 2025, Ref. GO Bonds (INS - AGI)(a)	5.00%	07/01/2030	1,000	1,075,463
Cape Coral (City of), FL; Series 2017, Ref. RB	5.00%	10/01/2033	1,740	1,769,002
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(d)	5.00%	07/01/2039	1,480	1,428,758
Series 2025, RB(d)	5.00%	07/01/2036	855	858,221
Capital Trust Authority (Plato Academy Schools); Series 2024, RB	5.00%	12/15/2044	1,155	1,091,383
Capital Trust Authority (UF Health);
Series 2025 A, Ref. RB	5.00%	12/01/2030	2,000	2,130,711
Series 2025 A, Ref. RB	5.00%	12/01/2032	3,000	3,241,937
Connerton East Community Development District;
Series 2025, RB	4.00%	06/15/2030	205	205,276
Series 2025, RB	4.25%	06/15/2035	350	342,394
Series 2025, RB	5.25%	06/15/2045	670	666,651
Creekview Community Development District (Phase 2); Series 2024, RB	4.60%	05/01/2031	610	612,072
Delray Beach (City of), FL; Series 2025, RB	5.00%	10/01/2041	1,500	1,591,089
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Duval (County of), FL School Board;
Series 2025 A, Ref. COP (INS - AGI)(a)	5.00%	07/01/2029	$1,400	$1,480,562
Series 2025 A, Ref. COP (INS - AGI)(a)	5.00%	07/01/2030	1,000	1,072,458
East Central Regional Wastewater Treatment Facilities Operation Board;
Series 2017, Ref. RB	5.00%	10/01/2037	2,000	2,031,376
Series 2017, Ref. RB	5.00%	10/01/2044	1,000	1,009,406
Escambia (County of), FL School Board; Series 2025 A, COP (INS - AGI)(a)	5.00%	02/01/2032	885	964,748
Florida (State of) Municipal Power Agency (All-Requirements Power Supply); Series 2025 A, Ref. RB	5.00%	10/01/2031	2,000	2,165,240
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(d)	5.25%	06/15/2029	1,200	1,201,794
Florida Housing Finance Corp.; Series 2018 2, RB (CEP - GNMA)	4.25%	01/01/2050	535	537,661
Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(e)	3.05%	10/01/2042	6,265	6,265,000
Greater Orlando Aviation Authority;
Series 2016 B, RB	5.00%	10/01/2039	2,165	2,165,986
Series 2016 B, RB	5.00%	10/01/2042	3,630	3,631,665
Hialeah (City of), FL;
Series 2022, Ref. RB	5.00%	10/01/2039	2,640	2,732,363
Series 2022, Ref. RB	5.00%	10/01/2040	2,770	2,855,917
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	10,000	10,003,305
Jacksonville Port Authority; Series 2018 B, RB	5.00%	11/01/2044	2,000	2,016,485
JEA Water & Sewer System; Series 2026 A, Ref. RB	5.00%	10/01/2046	5,405	5,657,773
Lee (County of), FL Industrial Development Authority (Cypress Cove at HealthPark Florida, Inc.);
Series 2026, Ref. RB(d)	4.50%	10/01/2036	1,970	1,942,624
Series 2026, Ref. RB(d)	5.25%	10/01/2044	1,625	1,602,353
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	2,145	2,147,921
Lee (County of), FL School Board (The); Series 2025 A, COP	5.00%	08/01/2043	5,000	5,225,089
Miami (City of) & Dade (County of), FL School Board (The); Series 2022 A, GO Bonds (INS - BAM)(a)	5.00%	03/15/2041	1,865	1,943,575
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2026 A, Ref. RB	5.00%	11/15/2044	1,425	1,459,431
Miami-Dade (County of), FL;
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	4,260	4,288,687
Series 2016 A, Ref. RB(b)(c)	5.00%	10/01/2026	10,635	10,655,293
Series 2019 B, RB	5.00%	10/01/2044	2,135	2,175,788
Series 2023 A, RB	6.00%	04/01/2029	1,525	1,648,602
Series 2024, Ref. GO Bonds	5.00%	07/01/2042	4,450	4,676,481
Series 2025 A, RB	5.00%	10/01/2042	2,000	2,103,241
Series 2025 A, RB	5.00%	10/01/2043	1,000	1,047,232
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB (INS - AGI)(a)	5.00%	07/01/2035	4,135	4,154,202
Series 2010 A, RB	5.00%	07/01/2040	10,140	10,187,087
Series 2013 A, RB	5.00%	07/01/2033	1,000	1,001,312
New Port Corners Community Development District; Series 2025, RB(d)	4.25%	06/15/2035	500	486,309
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2016 A, Ref. RB(b)(c)	5.00%	10/01/2026	2,685	2,689,781
Series 2016 A, Ref. RB(b)(c)	5.00%	10/01/2026	1,210	1,212,154
Series 2016 A, Ref. RB(b)(c)	5.00%	10/01/2026	2,535	2,539,514
Series 2016 A, Ref. RB(b)(c)	5.00%	10/01/2026	3,480	3,486,196
Series 2026, Ref. RB	5.00%	10/01/2044	3,000	3,085,830
Orlando (City of), FL Utilities Commission; Series 2026 B-2, VRD RB(e)	2.30%	10/01/2056	4,300	4,300,000
Palm Beach County School District; Series 2025 A, Ref. COP	5.00%	08/01/2030	1,625	1,747,087
Palm Coast (City of), FL; Series 2026, Ref. RB	5.00%	10/01/2045	1,450	1,515,564
Parrish Lakes Community Development District; Series 2024, RB	5.00%	05/01/2031	270	273,422
PBR Community Development District; Series 2026 A-1, Ref. RB	5.00%	03/01/2048	1,250	1,202,085
Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	1,655	1,636,062
Pinellas (County of), FL School Board; Series 2017 A, COP	5.00%	07/01/2037	3,000	3,027,652
Port St. Lucie (City of), FL; Series 2025, Ref. GO Bonds	5.00%	07/01/2032	1,560	1,721,838
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Seminole (County of), FL;
Series 2025 A, Ref. RB	5.00%	10/01/2031	$1,050	$1,150,156
Series 2025 A, Ref. RB	5.00%	10/01/2032	1,700	1,880,113
Seminole (County of), FL School District;
Series 2025, RB (INS - AGI)(a)	5.00%	10/01/2029	1,450	1,543,593
Series 2025, RB (INS - AGI)(a)	5.00%	10/01/2030	1,100	1,187,840
South Miami (City of), FL Health Facilities Authority; Series 2017, Ref. RB	5.00%	08/15/2042	6,270	6,304,991
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2025 B, RB(b)	5.00%	08/15/2030	3,000	3,173,004
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2026	185	185,044
Series 2021, Ref. RB	4.00%	12/15/2027	215	215,241
Series 2021, Ref. RB	4.00%	12/15/2028	200	200,266
Series 2021, Ref. RB	4.00%	12/15/2029	220	219,583
Series 2021, Ref. RB	4.00%	12/15/2030	200	198,830
Series 2021, Ref. RB	4.00%	12/15/2031	205	202,589
Tampa (City of) & Hillsborough (County of), FL Expressway Authority;
Series 2017 C, RB	5.00%	07/01/2048	1,000	1,010,618
Series 2017, RB	5.00%	07/01/2047	1,980	1,989,325
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University); Series 2025, RB	5.00%	10/15/2032	3,000	3,289,314
Wildblue Community Development District; Series 2026, RB	4.45%	05/01/2036	600	587,594
Wildwood (City of), FL Village Community Development District No. 15;
Series 2023, RB(d)	4.25%	05/01/2028	340	343,344
Series 2023, RB(d)	4.38%	05/01/2033	960	978,146
Series 2024, RB(d)	3.75%	05/01/2029	750	752,632
Series 2024, RB(d)	4.00%	05/01/2034	1,235	1,232,768
Wildwood (City of), FL Village Community Development District No. 16; Series 2025, RB	4.50%	05/01/2040	1,750	1,693,426
				179,657,071
Georgia–3.77%
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(d)	5.00%	04/01/2034	1,500	1,522,939
Burke (County of), GA Development Authority (Georgia Power Company);
Series 2009, VRD RB(e)	2.20%	07/01/2049	9,000	9,000,000
Series 2018, Ref. VRD RB(e)	2.50%	11/01/2052	5,000	5,000,000
Burke (County of), GA Development Authority (The); Series 1994, RB(b)	3.00%	06/15/2029	1,000	997,475
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.); Series 2017 A, Ref. RAC	5.00%	04/01/2042	5,560	5,581,627
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	6,000	5,903,948
Douglas (County of), GA School District; Series 2025, GO Bonds	5.00%	04/01/2033	1,000	1,117,147
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2017, Ref. RB	5.00%	02/15/2045	6,315	6,329,021
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	677,313
Jackson (County of), GA School District; Series 2025, GO Bonds	5.00%	03/01/2030	500	537,873
Macon-Bibb (County of), GA; Series 2025, GO Bonds	5.00%	06/01/2031	1,000	1,090,979
Main Street Natural Gas, Inc.;
Series 2021 A, RB(b)	4.00%	09/01/2027	20,880	21,069,574
Series 2021 C, RB(b)	4.00%	12/01/2028	5,000	5,052,507
Series 2022 B, RB(b)	5.00%	06/01/2029	2,000	2,068,322
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	21,250	21,225,431
Series 2023 C, RB(b)	5.00%	09/01/2030	2,000	2,093,388
Series 2024 B, RB(b)	5.00%	03/01/2032	10,000	10,621,281
Metropolitan Atlanta Rapid Transit Authority; Series 2026, VRD Ref. RB (LOC - TD Bank, N.A.)(e)(g)	2.90%	07/01/2045	3,950	3,950,000
Savannah-Georgia Convention Center Authority (HMT Pledge);
Series 2025 C, RB (INS - AGI)(a)	5.00%	06/01/2034	325	356,732
Series 2025 C, RB (INS - AGI)(a)	5.00%	06/01/2035	300	329,697
Series 2025 C, RB (INS - AGI)(a)	5.00%	06/01/2039	550	582,989
				105,108,243
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–0.04%
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.00%	07/01/2031	$270	$286,915
Series 2025 A, RB	5.00%	07/01/2032	650	695,297
				982,212
Hawaii–0.14%
Honolulu (City & County of), HI;
Series 2017 A, GO Bonds	5.00%	09/01/2041	1,770	1,793,919
Series 2018 A, GO Bonds	5.00%	09/01/2041	2,000	2,038,501
				3,832,420
Idaho–0.10%
Idaho (State of) Housing & Finance Association; Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	2,625	2,855,271
Illinois–4.72%
Chicago (City of), IL; Series 2023 B, Ref. RB (INS - AGI)(a)	5.00%	11/01/2039	1,250	1,301,159
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.25%	01/01/2029	1,665	1,679,305
Series 2017 D, RB	5.00%	01/01/2047	5,000	5,005,881
Series 2025 B, RB	5.00%	01/01/2042	1,500	1,567,798
Series 2025 C, Ref. RB	5.00%	01/01/2041	1,000	1,053,382
Series 2026 A, RB	5.00%	01/01/2045	2,500	2,584,518
Chicago (City of), IL Midway International Airport;
Series 2025 B, Ref. RB	5.00%	01/01/2041	3,500	3,662,668
Series 2025 B, Ref. RB	5.00%	01/01/2042	2,500	2,607,667
Chicago (City of), IL O’Hare International Airport; Series 2017 D, RB	5.25%	01/01/2042	7,395	7,419,957
Cook & DuPage (Counties of), IL (Elmhurst Park District); Series 2025, GO Bonds	5.00%	12/15/2041	500	525,581
Cook & DuPage (Counties of), IL Combined School District No. 113A (Lemont-Bromberek);
Series 2025, GO Bonds	5.00%	12/01/2031	1,175	1,279,380
Series 2025, GO Bonds	5.00%	12/01/2032	1,235	1,353,445
Cook (County of), IL;
Series 2017, Ref. RB	5.00%	11/15/2037	1,900	1,923,791
Series 2018, Ref. GO Bonds(b)(c)	5.00%	11/15/2026	1,000	1,004,743
Series 2018, Ref. RB	5.25%	11/15/2035	1,000	1,017,995
Series 2021 A, Ref. RB	5.00%	11/15/2030	1,600	1,722,028
Series 2025, Ref. RB	5.00%	11/15/2041	600	632,601
Series 2025, Ref. RB	5.00%	11/15/2042	1,000	1,050,609
Cook (County of), IL School District No. 102 (La Grange);
Series 2025, GO Bonds (INS - BAM)(a)	5.00%	12/15/2041	100	103,421
Series 2025, GO Bonds (INS - BAM)(a)	5.00%	12/15/2042	1,000	1,029,076
DuPage County High School District No. 87 Glenbard; Series 2026, GO Bonds	5.00%	01/01/2045	1,320	1,360,581
Grundy, Kendall & Will Counties Community High School District No. 111 (Minooka); Series 2022, GO Bonds	5.00%	10/15/2028	1,480	1,536,240
Illinois (State of);
Series 2016, GO Bonds	5.00%	06/01/2027	1,010	1,011,764
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,092,004
Illinois (State of) Finance Authority;
Series 2016 A, Ref. RB	5.00%	10/01/2035	3,750	3,753,779
Series 2019, Ref. RB	5.00%	09/01/2038	1,000	940,370
Series 2019, Ref. RB	4.00%	09/01/2039	1,000	836,367
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	1,480	1,521,114
Illinois (State of) Finance Authority (Ascension Health);
Series 2016 C, Ref. RB(b)(c)	5.00%	02/15/2027	425	429,362
Series 2016 C, Ref. RB	5.00%	02/15/2036	2,075	2,085,592
Illinois (State of) Finance Authority (DePaul College Prep Foundation);
Series 2023, Ref. RB(d)	4.30%	08/01/2028	635	640,954
Series 2023, Ref. RB(d)	5.25%	08/01/2038	1,300	1,358,804
Illinois (State of) Finance Authority (DePaul University); Series 2016, RB	5.00%	10/01/2041	2,500	2,429,495
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2034	1,650	1,655,755
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2030	$380	$383,532
Series 2017, Ref. RB	5.00%	08/01/2031	375	378,031
Series 2017, Ref. RB	5.00%	08/01/2033	470	472,873
Illinois (State of) Finance Authority (The University of Chicago); Series 2018 A, RB	5.00%	10/01/2048	1,070	1,076,204
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - NATL)(a)(f)	0.00%	12/15/2032	15,000	11,946,715
Illinois (State of) Regional Transportation Authority; Series 2004 A, RB (INS - AGI)(a)	5.75%	06/01/2029	2,050	2,172,442
Illinois (State of) Toll Highway Authority;
Series 2014 C, RB	5.00%	01/01/2036	8,170	8,180,472
Series 2015 A, RB	5.00%	01/01/2037	5,550	5,556,510
Series 2015 A, RB	5.00%	01/01/2040	6,610	6,615,371
Series 2015 B, RB	5.00%	01/01/2036	4,000	4,005,127
Series 2017 A, RB	5.00%	01/01/2042	5,825	5,886,369
Joliet (City of), IL; Series 2025, RB (INS - BAM)(a)	5.00%	01/01/2043	750	773,529
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	3.10%	01/01/2027	290	288,589
Series 2020, Ref. RB	3.25%	01/01/2028	305	300,216
Series 2020, Ref. RB	3.35%	01/01/2029	320	319,133
Series 2020, Ref. RB	3.50%	01/01/2030	330	327,480
Series 2020, Ref. RB	3.60%	01/01/2031	345	341,560
Series 2020, Ref. RB	3.70%	01/01/2032	490	482,346
McLean County Community Unit School District No. 3 Tri-Valley;
Series 2026 B, Ref. GO Bonds	5.00%	12/01/2044	2,680	2,740,119
Series 2026 B, Ref. GO Bonds	5.00%	12/01/2045	1,335	1,362,066
Morton Grove-Niles Water Commission; Series 2018 A, GO Bonds	5.00%	12/01/2041	3,635	3,666,686
Peoria (City of), IL Public Building Commission; Series 2019 A, Ref. RB (INS - AGI)(a)	5.00%	12/01/2029	3,430	3,509,525
Sales Tax Securitization Corp.; Series 2017, Ref. RB	5.00%	01/01/2028	1,120	1,151,940
University of Illinois Auxiliary Facilities System; Series 2026 A, Ref. RB	5.00%	04/01/2034	5,000	5,530,380
Winnebago, Ogle, Boone, Stephenson, DeKalb & McHenry (Counties of), IL Community College District No. 511 (Rock Valley College); Series 2025 B, Ref. GO Bonds	5.00%	01/01/2030	4,820	5,120,624
				131,765,025
Indiana–1.51%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(a)	1.99%	02/15/2027	2,070	2,058,354
Indiana (State of) Finance Authority (Citizens Energy Group);
Series 2016, RB(b)(c)	5.00%	10/01/2026	750	751,495
Series 2026 B, Ref. RB	5.00%	10/01/2044	1,975	2,067,203
Series 2026 B, Ref. RB	5.00%	10/01/2045	1,020	1,064,114
Series 2026 B, Ref. RB	5.00%	10/01/2046	1,070	1,109,864
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2010 A, RB	3.00%	11/01/2030	3,940	3,842,634
Indiana (State of) Finance Authority (Parkview Health); Series 2026 A, Ref. RB	5.00%	11/01/2046	2,000	2,055,556
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	7,000	7,009,686
Purdue University; Series 2025 B, Ref. RB	5.00%	07/01/2042	1,270	1,347,262
Rockport (City of), IN (Indiana Michigan Power Co.); Series 2025 A, Ref. RB(b)	3.70%	06/01/2029	5,000	5,033,202
Whiting (City of), IN (BP Products North America, Inc.); Series 2008, RB(b)	4.20%	06/21/2035	15,670	15,678,651
				42,018,021
Iowa–1.54%
Iowa (State of) Finance Authority; Series 2021, RB (CEP - GNMA)	3.00%	07/01/2051	3,625	3,552,491
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(c)	4.00%	12/01/2032	10,000	10,537,133
Muscatine Power and Water Electric Revenue;
Series 2026 A, RB (INS - AGI)(a)	5.00%	12/01/2043	800	832,994
Series 2026 A, RB (INS - AGI)(a)	5.00%	12/01/2044	1,100	1,140,690
PEFA Inc. (Gas); Series 2019, RB(b)(c)	5.00%	09/01/2026	25,105	25,105,000
Waterloo (City of), IA; Series 2024 D, GO Bonds	4.50%	06/01/2027	1,700	1,702,373
				42,870,681
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–1.66%
Douglas (County of), KS; Series 2025 A, GO Bonds	5.00%	09/01/2042	$1,810	$1,879,259
Finney (County of), KS; Series 2026 A, GO Bonds (INS - BAM)(a)	5.25%	10/01/2045	1,350	1,436,695
Garden (City of), KS (Sports of the World Star Bond – Phase II);
Series 2025, RB(d)	4.00%	06/01/2029	475	477,355
Series 2025, RB(d)	4.25%	06/01/2033	1,000	997,987
Kansas (State of) Department of Transportation;
Series 2025 A, Ref. RB	5.00%	09/01/2029	3,000	3,196,661
Series 2025 A, Ref. RB	5.00%	09/01/2030	4,000	4,325,586
Kansas (State of) Development Finance Authority; Series 2021, Ref. RB(b)	5.00%	11/15/2031	17,450	18,808,924
Manhattan (City of), KS;
Series 2025 A, Ref. GO Bonds	5.00%	11/01/2028	2,275	2,382,049
Series 2025 A, Ref. GO Bonds	5.00%	11/01/2029	2,240	2,381,333
Shawnee County Unified School District No. 437 Auburn - Washburn; Series 2015, Ref. GO Bonds	4.00%	09/01/2026	1,690	1,690,000
University of Kansas Hospital Authority (The University of Kansas Health System); Series 2026 A, Ref. RB	5.25%	03/01/2045	1,250	1,324,754
Wichita (City of), KS (Greenwich Star Bond Project); Series 2026, RB(d)	4.13%	09/01/2033	2,875	2,856,030
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.25%	05/15/2039	2,000	2,016,551
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2041	2,450	2,451,804
				46,224,988
Kentucky–2.55%
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2037	4,400	4,402,805
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2028	1,000	1,013,542
Kentucky (Commonwealth of) Property & Building Commission (No. 131); Series 2024 A, RB	5.00%	10/01/2041	2,880	3,042,738
Kentucky (Commonwealth of) Property & Building Commission (No. 133); Series 2025 A, RB	5.00%	09/01/2045	3,390	3,549,966
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 C, RB(b)	4.00%	02/01/2028	5,075	5,110,440
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	15,000	15,691,286
Series 2025 A, Ref. RB(b)	5.25%	12/01/2029	20,345	21,384,119
Series 2025 B, RB	5.00%	12/01/2033	8,475	8,622,222
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB(b)(c)	5.00%	10/01/2026	1,740	1,743,394
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,375,000
University of Kentucky; Series 2018 A, RB (CEP - Kentucky Higher Education Intercept Program)	4.00%	10/01/2032	3,250	3,250,037
				71,185,549
Louisiana–1.46%
East Baton Rouge (Parish of), LA School Board; Series 2025, GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	1,000	1,039,522
Louisiana (State of);
Series 2016 A, GO Bonds(b)(c)	5.00%	09/01/2026	3,000	3,000,000
Series 2024 A, GO Bonds	5.00%	05/01/2031	2,190	2,385,767
Louisiana (State of) Gasoline & Fuels;
Series 2023 A-1, Ref. VRD RB (LOC - TD Bank, N.A.)(e)(g)	2.90%	05/01/2043	6,985	6,985,000
Series 2025 B, RB	5.00%	05/01/2032	5,000	5,506,667
Series 2025, Ref. VRD RB (LOC - TD Bank, N.A.)(e)(g)	2.25%	05/01/2043	9,390	9,390,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2026, Ref. RB	4.13%	11/15/2031	1,140	1,138,609
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2016 A, Ref. RB	5.00%	12/15/2041	2,000	2,005,628
Louisiana Housing Corp. (Home Ownership Program); Series 2022 B, RB (CEP - GNMA)	6.00%	12/01/2052	3,265	3,481,622
New Orleans (City of), LA; Series 2015, RB	5.00%	06/01/2027	350	350,513
St. Tammany (Parish of), LA Hospital Service District No. 1 (St. Tammany Parish Hospital); Series 2026 A, RB(b)	5.00%	07/01/2036	5,000	5,452,326
				40,735,654
Maryland–1.03%
Anne Arundel (County of), MD; Series 2018, GO Bonds	5.00%	10/01/2035	5,125	5,214,706
Baltimore (City of), MD (Water); Series 2014 A, RB	5.00%	07/01/2034	3,635	3,637,462
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	$3,000	$2,945,899
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,892,587
Series 2024, RB	4.13%	12/01/2043	1,000	935,307
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2013 A, RB	5.00%	08/15/2027	2,000	2,002,408
Maryland Economic Development Corp. (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(d)	5.00%	03/27/2035	3,845	4,060,155
Tender Option Bond Trust Receipts/Certificates; Series 2026, VRD RB(d)(e)	2.65%	08/15/2033	1,000	1,000,000
Washington Suburban Sanitary Commission; Series 2015 B, VRD RB(e)	2.30%	06/01/2027	6,945	6,945,000
				28,633,524
Massachusetts–2.64%
Boston (City of), MA;
Series 2025 A, GO Bonds	5.00%	02/01/2030	1,100	1,189,977
Series 2026 A, GO Bonds	5.00%	06/01/2046	1,000	1,059,601
Massachusetts (Commonwealth of);
Series 2018 E, GO Bonds	5.25%	09/01/2043	5,000	5,125,367
Series 2025 E, GO Bonds	5.00%	08/01/2032	2,500	2,774,521
Series 2025 E, GO Bonds	5.00%	08/01/2042	2,000	2,132,189
Series 2026 D, GO Bonds	5.00%	06/01/2046	2,000	2,094,780
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program); Series 2017 A, RB	5.00%	06/01/2047	10,055	10,119,547
Massachusetts (Commonwealth of) Bay Transportation Authority;
Series 2016 A, Ref. RB(f)	0.00%	07/01/2031	13,000	11,060,518
Series 2025 B, RB	5.00%	07/01/2031	2,320	2,545,747
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music); Series 2016, Ref. RB(b)(c)	5.00%	10/01/2026	2,000	2,003,816
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2016, Ref. RB	5.00%	07/01/2035	1,905	1,905,564
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026 Q, Ref. RB	5.00%	12/01/2046	3,000	3,101,388
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.); Series 2025, RB	5.00%	07/01/2029	3,200	3,347,520
Massachusetts (Commonwealth of) Development Finance Agency (University Health Obligated Group); Series 2025, RB(b)	5.00%	08/15/2031	2,750	2,912,956
Massachusetts (Commonwealth of) Development Finance Agency (Williams College); Series 2016 Q, Ref. RB	5.00%	07/01/2046	1,485	1,485,000
Massachusetts (Commonwealth of) Port Authority; Series 2026 A, Ref. RB	5.00%	07/01/2046	7,210	7,571,716
Massachusetts (Commonwealth of) Water Resources Authority; Series 2025, Ref. VRD RB(e)	2.25%	08/01/2029	2,995	2,995,000
University of Massachusetts Building Authority; Series 2017-1, RB	5.25%	11/01/2047	10,000	10,110,226
				73,535,433
Michigan–5.32%
Byron Center Public Schools; Series 2017 I, GO Bonds	5.00%	05/01/2039	2,290	2,305,724
Chippewa Valley Schools; Series 2025, Ref. GO Bonds	5.00%	05/01/2032	1,000	1,100,240
Clarkston Community Schools; Series 2025, GO Bonds	5.00%	05/01/2031	1,000	1,088,481
Great Lakes Water Authority; Series 2025 A, Ref. RB	5.00%	07/01/2032	3,000	3,296,082
Grosse Pointe Public School System; Series 2025, GO Bonds	5.00%	05/01/2043	1,000	1,041,680
Hudsonville Public Schools; Series 2017, Ref. GO Bonds	5.00%	05/01/2039	1,500	1,510,497
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2026 B-3, RB(d)	3.90%	08/15/2031	2,580	2,547,791
Lansing (City of), MI Board of Water & Light; Series 2026 A, Ref. RB(b)	5.00%	07/01/2031	2,520	2,708,167
Michigan (State of) Building Authority (Facilities Program);
Series 2016 I, Ref. RB(b)(c)	5.00%	10/15/2026	3,450	3,460,096
Series 2016 I, Ref. RB(b)(c)	5.00%	10/15/2026	1,540	1,544,507
Series 2020, Ref. VRD RB(e)	1.86%	10/15/2042	15,000	15,000,000
Series 2023 I-M, VRD RB(e)	1.86%	04/15/2058	18,420	18,420,000
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB(b)(c)	5.00%	11/15/2026	4,235	4,255,086
Series 2016, Ref. RB(b)(c)	5.00%	11/15/2026	2,725	2,737,924
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	$5,000	$5,014,437
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2035	1,785	1,813,426
Michigan (State of) Housing Development Authority; Series 2022 B, VRD RB (LOC - Bank of America, N.A.)(e)(g)	1.67%	04/01/2062	25,000	25,000,000
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	5,905	6,331,060
Michigan State University;
Series 2019 B, RB	5.00%	02/15/2044	1,310	1,337,313
Series 2025 A, Ref. RB	5.00%	02/15/2030	1,680	1,800,773
Series 2025 A, Ref. RB	5.00%	08/15/2030	1,250	1,349,436
Rib Floater Trust; Series 2022-047, VRD RB(d)(e)	2.18%	12/01/2045	10,000	10,000,000
Trenton Public Schools School District; Series 2018, GO Bonds	5.00%	05/01/2042	5,000	5,074,113
University of Michigan; Series 2012 D-2, VRD RB(e)	1.60%	12/01/2029	20,235	20,235,000
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2018, RB	5.00%	12/01/2037	1,250	1,287,136
Series 2025 A, RB	5.00%	12/01/2029	1,000	1,067,578
Series 2025 A, RB	5.00%	12/01/2030	1,000	1,081,006
Series 2025 A, RB	5.25%	12/01/2043	1,000	1,069,121
Series 2025 C, Ref. RB	5.00%	12/01/2029	1,140	1,217,039
Series 2025 C, Ref. RB	5.00%	12/01/2030	1,000	1,081,006
Wayne State University; Series 2016 A, Ref. RB	5.00%	11/15/2026	2,750	2,755,327
				148,530,046
Minnesota–0.58%
Bethal (City of), MN (Spectrum High School); Series 2017, Ref. RB	4.00%	07/01/2032	1,690	1,669,891
Brainerd (City of), MN (Pinecrest of Country Manor); Series 2025 A, RB	5.00%	05/01/2035	2,010	2,061,380
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.00%	06/15/2034	2,195	2,229,846
Hennepin (County of), MN; Series 2017 C, GO Bonds(b)(c)	5.00%	12/01/2026	2,750	2,765,961
Minnesota (State of) Health & Education Facilities Authority (St. Olaf College); Series 2025, Ref. RB	5.00%	12/01/2032	500	546,182
Minnesota (State of) Municipal Power Agency; Series 2016, RB(b)(c)	5.00%	10/01/2026	1,500	1,502,337
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group); Series 2024, RB	5.00%	01/01/2038	1,000	1,055,093
Oakdale (City of), MN; Series 2025, Ref. RB	4.38%	12/01/2035	2,725	2,660,481
St. Paul Park (City of), MN (Presbyterian Homes-Norris); Series 2026, Ref. RB	4.25%	06/01/2036	1,820	1,788,643
				16,279,814
Mississippi–0.71%
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing); Series 2017, Ref. RB	5.00%	06/01/2042	1,000	1,004,642
Mississippi (State of); Series 2015 E, RB	5.00%	10/15/2035	5,430	5,436,193
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB(b)(c)	5.00%	09/01/2026	7,000	7,000,000
Mississippi (State of) University Educational Building Corp. (New Residence Hall and Facilities); Series 2024, Ref. RB	5.00%	08/01/2041	1,195	1,251,085
Warren (County of), MS; Series 2018, Ref. RB	4.00%	09/01/2032	5,000	5,045,092
				19,737,012
Missouri–1.37%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health); Series 2017 A, Ref. RB	5.00%	03/01/2036	3,525	3,542,785
Jackson County Consolidated School District No. 4; Series 2022, GO Bonds	5.00%	03/01/2037	3,550	3,570,617
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group); Series 2026 B-3, RB	3.60%	08/15/2048	2,845	2,829,991
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	945	868,632
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2012, RB	4.00%	11/15/2042	690	641,346
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist University); Series 2025, Ref. RB(d)	6.00%	10/01/2045	1,635	1,640,398
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	9,180	9,188,222
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2031	$2,740	$2,764,886
North Kansas City School District No. 74 (Missouri Direct Deposit Program); Series 2025, GO Bonds	6.00%	03/01/2030	2,430	2,676,733
St. Louis (City of), MO; Series 2005, RB (INS - NATL)(a)	5.50%	07/01/2029	4,000	4,293,250
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2038	4,000	4,016,236
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	1,090	1,090,950
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(d)	5.00%	10/01/2033	1,105	1,110,006
				38,234,052
Nebraska–1.16%
Central Plains Energy Project; Subseries 2025 A-1, RB(b)	5.00%	08/01/2031	3,000	3,165,608
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2034	830	862,259
Douglas (County of), NE (Creighton University);
Series 2025, Ref. RB	5.00%	07/01/2028	1,000	1,037,197
Series 2025, Ref. RB	5.00%	07/01/2029	1,000	1,051,968
Douglas County School District No. 17 (Millard Public Schools);
Series 2026 A, GO Bonds	5.00%	12/15/2044	1,400	1,470,326
Series 2026 A, GO Bonds	5.00%	12/15/2045	1,000	1,048,272
Omaha (City of), NE Public Power District; Series 2017 A, Ref. RB	5.00%	02/01/2042	22,000	22,211,013
Omaha Public Facilities Corp.; Series 2025 C, RB	5.00%	04/15/2043	1,565	1,633,665
				32,480,308
Nevada–0.38%
Clark (County of), NV Department of Aviation; Series 2019 B, Ref. RB	5.00%	07/01/2042	3,025	3,087,478
Humboldt (County of), NV;
Series 2016, Ref. RB	3.55%	10/01/2029	2,760	2,788,944
Series 2016, Ref. RB	3.55%	10/01/2029	2,295	2,319,067
Nevada (State of); Series 2024 A, RB	6.00%	12/01/2028	2,190	2,342,334
				10,537,823
New Hampshire–1.70%
Manchester (City of), NH (Green Bonds); Series 2026, RB (INS -BAM)(a)	5.00%	07/01/2046	1,000	1,040,622
New Hampshire (State of) Business Finance Authority; Series 2025-2A, RB	4.22%	11/20/2042	4,946	4,658,500
New Hampshire (State of) Business Finance Authority (Grace Christian School); Series 2025, RB	5.13%	08/01/2040	2,700	2,600,354
New Hampshire (State of) Business Finance Authority (LGI Homes); Series 2026, RB(f)	0.00%	12/15/2041	1,000	372,426
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	8,023	8,024,479
Series 2022-2A, RB	4.00%	10/20/2036	6,502	6,315,558
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(b)	4.15%	10/01/2034	1,962	1,859,410
Series 2024-1A, RB	4.25%	07/20/2041	6,849	6,652,753
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	9,859	9,264,087
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(d)(f)	0.00%	04/01/2032	5,000	3,512,795
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2036	3,210	3,212,620
				47,513,604
New Jersey–2.57%
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(b)(c)	5.00%	12/15/2026	1,450	1,460,498
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2027	2,600	2,642,085
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2025 A-1, RB(b)	5.00%	07/01/2031	3,000	3,250,331
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,140,336
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	8,170	8,421,837
Series 2024 K, RB	6.00%	10/01/2055	2,960	3,165,079
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2015 AA, RB	5.00%	06/15/2045	$1,000	$1,000,277
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,024,031
Series 2019 BB, RB	5.00%	06/15/2044	7,830	7,929,996
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	10,556,585
Series 2024 AA, Ref. RB	5.00%	06/15/2040	4,515	4,765,509
Series 2025 AA, RB	5.00%	06/15/2043	6,000	6,274,442
New Jersey (State of) Turnpike Authority;
Series 2025 B, RB	5.00%	01/01/2030	5,000	5,344,633
Series 2027 A, Ref. RB	5.00%	01/01/2034	3,500	3,831,361
Passaic (County of), NJ Improvement Authority (The) (Community Charter School of Paterson); Series 2024, RB	5.00%	01/01/2034	280	287,542
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2033	6,500	6,657,634
				71,752,176
New Mexico–0.70%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(b)	3.90%	06/01/2028	6,300	6,363,842
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	7,540,546
New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2038	1,320	1,321,216
Series 2023 A-2, RB	5.00%	06/01/2048	4,300	4,301,397
				19,527,001
New York–6.21%
Buffalo & Fort Erie Public Bridge Authority; Series 2017, RB	5.00%	01/01/2047	4,220	4,227,547
Build NYC Resource Corp. (261 Walton Facility LLC - Zeta Charter Schools, Inc.); Series 2026 B, RB(d)	5.00%	06/01/2036	5,000	5,138,911
Metropolitan Transportation Authority; Series 2016 A, Ref. RB	5.25%	11/15/2034	5,600	5,621,441
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,046,109
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	3,858,304
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,202,441
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,459,631
Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2034	5,335	5,343,448
New York (City of), NY;
Series 2012, VRD GO Bonds(e)	2.20%	04/01/2042	15,000	15,000,000
Series 2018 E-1, GO Bonds	5.00%	03/01/2039	3,625	3,698,540
Series 2021-3, VRD GO Bonds(e)	2.20%	04/01/2042	13,000	13,000,000
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	2,270	2,314,859
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	4,500	4,752,851
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2006, RB (CPI Rate + 0.89%) (INS-FGIC)(a)(h)	4.25%	03/01/2027	5,500	5,506,090
New York (City of), NY Municipal Water Finance Authority; Series 2014, VRD RB(e)	2.25%	06/15/2049	6,000	6,000,000
New York (City of), NY Transitional Finance Authority;
Series 2018 S-1, RB	5.00%	07/15/2045	1,475	1,498,017
Series 2018, VRD RB(e)	3.00%	08/01/2042	2,000	2,000,000
Series 2024, RB	5.00%	05/01/2041	1,000	1,042,256
New York (State of) Dormitory Authority; Series 2024 A, Ref. RB	5.00%	03/15/2043	5,250	5,472,703
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2025 A, Ref. RB	5.00%	05/01/2043	2,615	2,705,952
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.00%	10/01/2032	1,125	1,202,937
Series 2024, RB	5.00%	10/01/2033	1,445	1,552,283
Series 2024, RB	5.00%	10/01/2035	1,250	1,333,015
Series 2024, RB	5.00%	10/01/2036	3,100	3,280,787
New York (State of) Housing Finance Agency (Green Bonds); Series 2024, RB(b)	3.45%	11/01/2029	12,800	12,801,120
New York (State of) Mortgage Agency (Social Bonds); Series 2021, Ref. RB	3.00%	04/01/2050	1,680	1,647,897
New York (State of) Power Authority (Green Bonds); Series 2024 A, RB	5.00%	11/15/2042	1,000	1,060,763
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York City Housing Development Corp. (Green Bonds);
Series 2018, VRD RB(e)	2.26%	05/01/2050	$2,420	$2,420,000
Series 2022 B-2, RB (CEP - Federal Housing Administration)(b)	3.40%	12/22/2026	9,345	9,349,092
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,884,356
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	936,082
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2030	1,450	1,467,696
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	930	931,183
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	11,690	9,748,677
Tender Option Bond Trust Receipts/Certificates; Series 2025, VRD RB (INS - BAM), (LOC - Barclays Bank PLC)(a)(d)(e)(g)	2.15%	11/15/2047	13,460	13,460,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2017 C-2, RB	5.00%	11/15/2042	3,000	3,041,192
Series 2018 A, RB	5.00%	11/15/2045	3,140	3,183,391
Yonkers (City of), NY; Series 2026 A, GO Bonds (INS - AGI)(a)	5.00%	02/01/2044	1,000	1,040,382
				173,229,953
North Carolina–2.53%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2026, Ref. RB	5.00%	07/01/2045	1,750	1,841,482
Series 2026, Ref. RB	5.00%	07/01/2046	1,000	1,047,723
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2013 A, Ref. RB	5.00%	01/15/2039	9,540	9,558,737
Series 2016, Ref. RB	5.00%	01/15/2040	6,000	6,004,037
North Carolina (State of) (Garvee);
Series 2025, Ref. RB	5.00%	03/01/2029	13,000	13,722,084
Series 2025, Ref. RB	5.00%	03/01/2030	4,000	4,287,767
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2016 B, Ref. RB	5.00%	07/01/2042	4,900	4,900,856
North Carolina (State of) Housing Finance Agency; Series 2020, Ref. RB (CEP - GNMA)	3.00%	07/01/2051	2,720	2,694,323
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2025 5, VRD RB (CEP - GNMA)(e)	2.25%	01/01/2057	16,000	16,000,000
North Carolina (State of) Medical Care Commission; Series 2026, RB	5.00%	11/01/2040	2,900	2,983,863
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,260,940
North Carolina (State of) Medical Care Commission (Porters Neck Village); Series 2026 B-3, RB	3.35%	01/01/2031	1,000	997,396
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2015, Ref. RB	5.00%	06/01/2040	1,000	1,000,099
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	210,159
University of North Carolina at Charlotte (The); Series 2017, RB	5.00%	10/01/2047	1,000	1,009,304
				70,518,770
North Dakota–0.36%
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.50%	05/01/2039	2,250	2,188,137
North Dakota (State of) Housing Finance Agency; Series 2016, Ref. RB	3.50%	07/01/2046	4,490	4,481,746
North Dakota (State of) Housing Finance Agency (Social Bonds);
Series 2023, RB	5.75%	01/01/2054	1,905	2,014,315
Series 2024 C, RB	6.25%	01/01/2055	1,340	1,470,515
				10,154,713
Ohio–3.72%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2025 A, Ref. RB	5.00%	02/15/2042	1,000	1,046,532
Bowling Green State University; Series 2017 B, Ref. RB	5.00%	06/01/2042	2,205	2,215,358
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	5.00%	06/01/2035	1,000	1,050,080
Series 2020 A-2, Ref. RB	5.00%	06/01/2036	1,645	1,712,709
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(d)	7.00%	11/15/2048	2,950	2,998,355
Dayton-Montgomery County Port Authority (Liberty Assisted Living - Springfield); Series 2025 A, RB(d)	6.63%	01/01/2045	2,640	2,754,072
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2016, Ref. RB	5.00%	11/01/2033	2,610	2,639,614
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Convention Center); Series 2024, Ref. RB	5.00%	12/01/2041	$965	$1,003,353
Hilliard School District; Series 2025 B, GO Bonds	5.00%	12/01/2041	325	343,892
North Royalton City School District; Series 2025, Ref. GO Bonds	5.00%	12/01/2043	1,000	1,051,797
Ohio (State of);
Series 2019 A, GO Bonds	5.00%	05/01/2036	5,000	5,060,939
Series 2026 A, GO Bonds	5.00%	03/01/2045	2,200	2,338,394
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2022 B, Ref. RB(b)	4.00%	06/01/2027	10,000	10,031,151
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014 A, RB(b)	2.40%	10/01/2029	4,500	4,319,577
Series 2019 A, Ref. PCR	3.25%	09/01/2029	6,480	6,432,377
Series 2026, RB	4.35%	06/30/2040	3,355	3,220,562
Ohio (State of) Higher Educational Facility Commission; Series 2016, Ref. RB	5.00%	11/01/2041	1,000	1,000,607
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University); Series 2016, Ref. RB	5.00%	12/01/2040	2,045	2,049,851
Ohio (State of) Higher Educational Facility Commission (John Carroll University); Series 2025, RB	5.00%	10/01/2040	4,000	3,907,676
Ohio (State of) Higher Educational Facility Commission (Kenyon College);
Series 2015, Ref. RB	5.00%	07/01/2041	3,180	3,067,717
Series 2017, RB	5.00%	07/01/2042	4,605	4,624,819
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2025, Ref. RB	5.00%	02/01/2042	2,975	3,115,357
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	535	496,548
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	785	696,241
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2024 C, VRD RB(e)	2.90%	12/01/2054	2,500	2,500,000
Ohio State University (The);
Series 2023, Ref. VRD RB(e)	1.70%	06/01/2035	15,840	15,840,000
Series 2023, VRD Ref. RB(e)	1.80%	06/01/2043	10,000	10,000,000
Pickerington Local School District; Series 2025, Ref. GO Bonds	5.00%	12/01/2033	1,420	1,571,257
University of Cincinnati; Series 2016 C, RB	5.00%	06/01/2041	1,400	1,400,000
Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	875	889,809
Warren (County of), OH Port Authority (District at Deerfield Parking Facility); Series 2023, RB	5.25%	12/01/2034	3,205	3,278,219
West Central Ohio Port Authority; Series 2025, RB	5.00%	12/01/2035	1,170	1,214,746
				103,871,609
Oklahoma–0.19%
Oklahoma (State of) Development Finance Authority;
Series 2025 B, Ref. RB	5.00%	06/01/2031	475	514,706
Series 2025 B, Ref. RB	5.00%	06/01/2032	500	546,439
Oklahoma (State of) Municipal Power Authority;
Series 2025 A, Ref. RB (INS - AGI)(a)	5.00%	01/01/2041	250	261,583
Series 2025 A, Ref. RB (INS - AGI)(a)	5.00%	01/01/2042	730	761,097
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2025 A, RB	5.00%	04/01/2042	1,315	1,391,395
Tulsa County Independent School District No. 4 Bixby; Series 2025, GO Bonds	5.00%	06/01/2027	1,000	1,016,477
University of Oklahoma (The); Series 2025 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2043	800	838,072
				5,329,769
Oregon–0.70%
Albany (City of), OR Hospital Facility Authority (Mennonite Village); Series 2026 A, RB	5.25%	05/15/2045	1,880	1,915,946
Columbia County School District No. 502; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	1,310	1,325,890
Morrow (Port of), OR; Series 2024 A, GO Bonds(d)	5.15%	10/01/2026	9,000	9,001,810
Oregon (State of) (Article XI-M); Series 2023 D, GO Bonds	5.00%	06/01/2041	2,000	2,108,265
Oregon (State of) Department of Transportation; Series 2026 A, RB	5.00%	11/15/2044	1,075	1,136,056
Portland (Port of), OR (Portland International Airport); Series 2025 A, Ref. RB	5.00%	07/01/2038	1,750	1,914,193
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Washington & Multnomah Counties School District No. 48J Beaverton; Series 2017 D, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	$2,170	$2,203,288
				19,605,448
Pennsylvania–2.84%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2022, Ref. RB (SOFR + 0.29%)(b)(h)	2.85%	08/01/2027	1,000	1,000,122
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2035	2,150	2,185,750
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	4,350	4,550,515
Allegheny (County of), PA Sanitary Authority; Series 2018, RB	5.00%	06/01/2043	7,040	7,153,851
Downingtown Area School District;
Series 2026 B, GO Notes	5.00%	11/01/2045	1,000	1,045,653
Series 2026 B, GO Notes	5.00%	11/01/2046	1,000	1,040,888
Marple Newtown School District;
Series 2026 A, GO Bonds	5.00%	06/01/2045	1,100	1,157,996
Series 2026 A, GO Bonds	5.00%	06/01/2046	1,000	1,046,582
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC);
Series 2023 A, Ref. RB(b)	4.10%	04/03/2028	7,000	7,113,377
Series 2023 B, RB	4.10%	06/01/2029	1,550	1,595,593
Pennsylvania (Commonwealth of);
Series 2018 A, Ref. COP	5.00%	07/01/2037	1,600	1,627,265
Series 2018 A, Ref. COP	5.00%	07/01/2043	3,000	3,027,795
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2021-136, Ref. RB	3.00%	10/01/2051	4,797	4,759,221
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community College); Series 2023, RB (INS - BAM)(a)	4.13%	10/01/2048	5,005	4,477,639
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2025, Ref. RB	5.00%	12/01/2041	1,150	1,217,044
First series 2025, Ref. RB	5.00%	12/01/2042	1,000	1,053,773
Series 2018 A-2, RB	5.00%	12/01/2043	5,990	6,101,784
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,100,279
Series 2025 B, RB	5.00%	12/01/2040	1,000	1,069,820
Series 2025 B, RB	5.00%	12/01/2041	1,250	1,331,953
Pennsylvania State University (The); Series 2017 A, RB	5.00%	09/01/2047	955	961,628
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2047	6,315	6,359,034
Series 2018 A, RB	5.00%	10/01/2043	1,225	1,244,854
Series 2025 A, RB	5.00%	07/01/2031	635	691,097
Series 2025 C, Ref. GO Bonds	5.00%	08/01/2030	1,000	1,077,050
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program); Series 2025 A, RB	5.00%	03/01/2032	2,500	2,683,117
Philadelphia School District (The);
Series 2026 A, GO Bonds	5.00%	09/01/2045	3,850	4,012,953
Series 2026 A, GO Bonds	5.00%	09/01/2046	1,180	1,222,642
State College Area School District; Series 2015, GO Bonds	5.00%	03/15/2040	6,400	6,405,690
				79,314,965
Puerto Rico–0.59%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,380	3,441,214
Series 2002, RB	5.63%	05/15/2043	900	913,953
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,631	3,815,784
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,000	1,079,349
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2033	2,755	2,182,128
Series 2019 A-2, RB	4.33%	07/01/2040	5,000	4,894,097
				16,326,525
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–1.18%
Rhode Island Health & Educational Building Corp. (Higher Education Facilities- Brown); Series 2005 A, VRD RB(e)	1.77%	05/01/2035	$7,500	$7,500,000
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGI)(a)	5.25%	09/15/2029	575	576,410
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2027	6,810	6,821,489
Series 2015 B, Ref. RB	4.50%	06/01/2045	7,895	7,728,031
Series 2015 B, Ref. RB	5.00%	06/01/2050	10,325	10,180,576
				32,806,506
South Carolina–1.13%
Charleston County Airport District; Series 2019, RB	5.00%	07/01/2043	3,050	3,119,762
Coastal Carolina University; Series 2014, RB	5.00%	06/01/2034	1,355	1,356,734
Corp ForGreer (City Improvement);
Series 2025, RB	5.00%	09/01/2031	250	272,009
Series 2025, RB	5.00%	09/01/2032	250	274,385
Dorchester (County of), SC; Series 2023, RB	5.25%	10/01/2043	1,590	1,586,457
South Carolina (State of) Housing Finance & Development Authority;
Series 2020 B, RB	3.25%	01/01/2052	1,035	1,030,688
Series 2021 A, RB	3.00%	01/01/2052	1,490	1,475,095
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare);
Series 2024, RB	5.00%	11/15/2032	450	467,570
Series 2024, RB	5.00%	11/15/2033	400	415,698
Series 2024, RB	5.00%	11/15/2034	350	362,523
Series 2024, RB	5.00%	11/15/2035	375	385,315
South Carolina (State of) Jobs-Economic Development Authority (Carolina Voyager); Series 2024 A, RB(d)	5.00%	06/15/2034	2,215	2,302,625
South Carolina (State of) Jobs-Economic Development Authority (Midlands STEM Charter School); Series 2025, RB(d)	5.25%	06/15/2034	2,000	1,922,899
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(d)	5.00%	06/15/2034	1,355	1,401,371
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2025 A, RB	5.00%	10/01/2035	1,000	1,029,403
Series 2025 A, RB	5.00%	10/01/2040	1,300	1,276,232
South Carolina (State of) Public Service Authority;
Series 2016 B, Ref. RB	5.00%	12/01/2041	3,000	3,004,578
Series 2026 A, RB	5.00%	12/01/2044	1,650	1,714,782
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGI)(a)	5.00%	12/01/2042	7,730	8,142,163
				31,540,289
South Dakota–0.31%
Sioux Falls (City of), SD (Dow Rummel Village); Series 2026 A, Ref. RB	4.70%	11/01/2036	2,255	2,241,287
South Dakota (State of) Housing Development Authority; Series 2025 G, Ref. VRD RB (CEP - GNMA)(e)	2.20%	11/01/2050	6,500	6,500,000
				8,741,287
Tennessee–0.73%
Clarksville (City of), TN; Series 2025, Ref. RB	5.00%	09/01/2031	1,000	1,092,883
Knoxville (City of), TN Industrial Development Board (Maplehurst Park Apartments); Series 2025, RB(d)	4.25%	11/01/2030	2,500	2,477,715
Metropolitan Nashville Airport Authority (The);
Series 2026 A, RB	5.00%	07/01/2044	2,200	2,303,918
Series 2026 C, Ref. RB	5.00%	07/01/2044	1,430	1,497,546
Tennergy Corp.; Series 2024 A, RB(b)	5.00%	12/01/2029	10,010	10,426,222
Tennessee Housing Development Agency; Series 2015-2B, RB	3.45%	07/01/2029	2,580	2,580,629
				20,378,913
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–12.19%
Aldine Independent School District; Series 2026, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	$1,000	$1,042,347
Alvin College; Series 2025, Ref. GO Bonds	5.00%	02/15/2043	1,750	1,792,455
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(d)	4.13%	06/15/2034	770	755,010
Series 2024, RB(d)	4.25%	06/15/2039	1,075	1,001,357
Series 2025, Ref. RB(d)	5.00%	06/15/2035	1,440	1,487,409
Arlington Higher Education Finance Corp. (Imagine International Academy); Series 2026, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	1,000	1,025,512
Austin (City of), TX;
Series 2017, Ref. RB	5.00%	11/15/2042	2,500	2,520,324
Series 2023, Ref. RB	5.00%	11/15/2041	2,630	2,754,192
Series 2025, Ref. GO Bonds	5.00%	09/01/2033	3,245	3,594,678
Series 2025, Ref. RB	5.00%	11/15/2043	2,510	2,637,873
Series 2026 A, RB	5.00%	11/15/2045	1,750	1,825,905
Series 2026 A, RB	5.00%	11/15/2046	2,500	2,592,006
Austin Independent School District; Series 2022 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	2,080	2,266,722
Baytown (City of), TX; Series 2026, Ctfs. Of Obligations	5.00%	02/01/2046	1,500	1,546,157
Bexar (County of), TX; Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	1,000	1,005,422
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	4.00%	07/15/2031	1,500	1,481,585
Board of Regents of the University of Texas System; Series 2026 B-1, VRD RB(e)	1.72%	08/01/2056	29,000	29,000,000
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(b)	3.85%	12/01/2027	4,145	4,187,240
Brooks Development Authority;
Series 2025 B, Ref. RB(b)(d)	5.00%	08/15/2032	3,250	3,388,365
Series 2025 C, Ref. RB(b)(d)	5.00%	08/15/2028	2,250	2,281,986
Cedar Park (City of), TX; Series 2025, Ref. RB	5.00%	08/15/2043	1,805	1,891,630
Celina (City of), TX;
Series 2026, Ctfs. Of Obligations	5.00%	09/01/2045	3,310	3,455,770
Series 2026, Ctfs. Of Obligations	5.00%	09/01/2046	1,980	2,060,474
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	1,850	1,966,562
Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	2,000	2,152,888
Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	1,800	1,882,714
Collin (County of), TX; Series 2026, GO Bonds	5.00%	02/15/2046	2,000	2,082,862
Comal Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2042	1,000	1,059,907
Corpus Christi (City of), TX; Series 2025, Ref. RB (INS - AGI)(a)	5.00%	07/15/2032	1,000	1,085,531
Dallas & Fort Worth (Cities of), TX; Series 2023 B, Ref. RB	5.00%	11/01/2031	2,645	2,890,768
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2022 B, Ref. RB	5.00%	11/01/2038	4,500	4,777,477
Series 2024, RB	5.00%	11/01/2041	1,500	1,580,154
Series 2025 B, RB	5.00%	11/01/2041	2,000	2,106,872
Series 2025 B, RB	5.00%	11/01/2042	2,300	2,415,127
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	2,000	2,001,842
Dallas (City of), TX Independent School District; Series 2026 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	4,000	4,198,592
Dallas College; Series 2022, GO Bonds	5.00%	02/15/2035	1,000	1,001,216
Del Mar College District; Series 2026, Ref. GO Bonds	5.00%	08/15/2045	1,000	1,038,456
Denton (City of), TX;
Series 2017, RB(b)(c)	5.00%	12/01/2026	3,000	3,017,033
Series 2017, RB(b)(c)	5.00%	12/01/2026	6,850	6,888,892
Denton (County of), TX;
Series 2025, GO Bonds	5.00%	07/15/2029	1,000	1,062,695
Series 2025, Ref. GO Bonds	5.00%	07/15/2033	1,000	1,109,458
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	3,800	3,967,610
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Garland (City of), TX;
Series 2026, Ref. RB (INS - AGI)(a)	5.00%	03/01/2043	$500	$519,485
Series 2026, Ref. RB (INS - AGI)(a)	5.00%	03/01/2044	575	595,643
Georgetown (City of), TX; Series 2025, RB	5.00%	08/15/2030	725	780,316
Grand Parkway Transportation Corp. (TELA Supported);
Series 2018 A, RB	5.00%	10/01/2043	2,495	2,532,650
Series 2018 A, RB	5.00%	10/01/2048	3,500	3,540,296
Greenville Independent School District;
Series 2026, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	1,710	1,807,053
Series 2026, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	1,500	1,581,169
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGI)(a)	5.25%	08/15/2031	3,395	3,752,579
Harris (County of), TX Toll Road Authority (The); Series 2018 A, Ref. RB	5.00%	08/15/2043	3,140	3,178,278
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2026, Ref. RB	5.00%	07/01/2046	1,200	1,226,469
Houston (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2036	19,740	19,758,599
Series 2016 B, Ref. RB	5.00%	11/15/2036	12,000	12,035,248
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	6,000	6,066,202
Series 2018 B, Ref. RB	5.00%	07/01/2043	2,000	2,030,870
Series 2018 C, Ref. VRD RB(e)	2.29%	05/15/2034	8,500	8,500,000
Jarrell Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	1,055	1,102,219
Joshua Farms Municipal Management District No 1; Series 2026, RB(d)	4.35%	09/01/2036	1,355	1,326,764
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	11,000	11,041,943
Leander (City of), TX;
Series 2025, GO Bonds	5.00%	08/15/2041	700	737,127
Series 2025, GO Bonds	5.00%	08/15/2042	1,350	1,416,327
Lewisville Independent School District;
Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	1,750	1,860,773
Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	1,750	1,885,812
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2019, Ref. RB	5.00%	05/15/2039	1,210	1,217,762
Series 2019, Ref. RB	5.00%	05/15/2044	375	377,135
Series 2023, Ref. RB (INS - AGI)(a)	5.00%	05/15/2042	1,250	1,303,986
Lowry Crossing (City of), TX (Simpson Road Public Improvement District);
Series 2025, RB(d)	4.25%	09/15/2030	223	224,662
Series 2025, RB(d)	4.75%	09/15/2035	320	327,394
Lubbock Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,160	1,271,070
Medina Valley Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	1,445	1,514,883
Montgomery (County of), TX Toll Road Authority (River Pionte); Series 2018, RB(b)(c)	5.00%	09/22/2026	4,000	4,000,522
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living); Series 2025, Ref. RB	4.25%	10/01/2030	7,000	7,004,040
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(d)	4.00%	08/15/2036	2,000	1,818,656
North East Texas Regional Mobility Authority; Series 2025 A, Ref. RB	5.00%	01/01/2042	700	719,802
North Harris (County of), TX Regional Water Authority; Series 2016, Ref. RB	5.00%	12/15/2032	1,290	1,296,665
North Texas Tollway Authority;
Series 2017 A, Ref. RB	5.00%	01/01/2039	8,090	8,207,366
Series 2017 B, Ref. RB	5.00%	01/01/2043	8,165	8,186,285
Pasadena Independent School District;
Series 2018, GO Bonds(b)(c)	5.00%	02/15/2028	590	610,212
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	485	493,940
Pearland Independent School District;
Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	275	289,494
Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	250	262,049
Port Arthur (Port of), TX Navigation District; Subseries 2010, VRD RB(e)	2.00%	11/01/2040	11,825	11,825,000
Princeton (City of), TX (Eastridge Public Improvement District); Series 2026, RB(d)	4.35%	09/01/2036	620	607,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Red Oak Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	$1,000	$1,095,750
Richardson Independent School District; Series 2026, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	2,500	2,593,171
San Antonio (City of), TX;
Series 2016 C, Ref. RB	5.00%	05/15/2041	5,750	5,760,341
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,147,665
Series 2017, Ref. RB	5.00%	02/01/2047	3,415	3,422,222
Series 2024 A, RB	5.00%	02/01/2041	1,000	1,057,974
Series 2025, VRD RB(e)	2.25%	05/01/2055	5,790	5,790,000
Sienna Management District; Series 2021, GO Bonds (INS - BAM)(a)	2.00%	10/15/2030	555	502,246
Socorro Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	2,555	2,566,146
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	4,105	4,105,515
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	19,835	19,844,114
Temple (City of), TX;
Series 2025, Ref. GO Bonds	5.00%	08/01/2028	2,145	2,232,315
Series 2025, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,058,017
Texas (State of); Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	5,000	5,002,738
Texas (State of) Water Development Board;
Series 2015 A, RB	5.00%	10/15/2040	6,195	6,201,022
Series 2017 A, RB	5.00%	10/15/2042	5,000	5,057,181
Texas (State of) Water Development Board (Master Trust); Series 2025, RB	5.00%	10/15/2032	1,250	1,385,918
Texas State University Board of Regents;
Series 2026 A, Ref. RB	5.00%	03/15/2045	1,600	1,668,970
Series 2026 A, Ref. RB	5.00%	03/15/2046	1,500	1,555,704
Tomball Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	2,450	2,621,647
Trophy Club (Town of), TX (Public Improvement District No. 1); Series 2025, Ref. RB	5.00%	09/01/2028	700	712,093
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(a)	5.00%	08/15/2030	1,000	1,019,616
				340,115,265
Utah–0.72%
Downtown Revitalization Public Infrastructure District (SEG Redevelopment); Series 2025, RB (INS - AGI)(a)	5.00%	06/01/2029	1,100	1,163,009
Local Building Authority of Alpine School District (West School District);
Series 2025, RB	5.00%	03/15/2031	2,000	2,175,301
Series 2025, RB	5.00%	03/15/2032	1,800	1,978,851
Salt Lake City (City of), UT;
Series 2017 B, RB	5.00%	07/01/2042	8,100	8,153,594
Series 2018 B, RB	5.00%	07/01/2048	2,500	2,520,819
Series 2025 B, RB	5.25%	07/01/2042	1,305	1,407,497
Utah (State of) Transit Authority; Series 2025, Ref. RB	5.00%	12/15/2032	2,500	2,776,655
				20,175,726
Vermont–0.04%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)); Series 2016 A, Ref. RB	5.00%	12/01/2032	1,120	1,121,025
Virginia–0.89%
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGI)(a)	5.00%	07/01/2041	4,910	4,910,730
Lexington Industrial Development Authority (Washington & Lee University); Series 2018, Ref. RB	5.00%	01/01/2043	1,000	1,009,530
Lynchburg (City of), VA Economic Development Authority (Centra Health Obligated Group);
Series 2026, RB	5.25%	01/01/2045	1,210	1,267,955
Series 2026, RB	5.25%	01/01/2046	480	500,616
Virginia (Commonwealth of) Port Authority;
Series 2025, RB	5.00%	07/01/2031	1,000	1,092,106
Series 2025, RB	5.00%	07/01/2032	1,000	1,103,742
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023 B-3, RB	5.38%	09/01/2029	$3,150	$3,154,407
Series 2023, RB	6.50%	09/01/2043	3,250	3,536,516
Virginia Commonwealth University Health System Authority; Series 2024 B, Ref. VRD RB (LOC - TD Bank, N.A.)(e)(g)	2.25%	07/01/2037	4,795	4,795,000
Wise (County of), VA Industrial Development Authority; Series 2009, RB(b)	3.13%	10/01/2030	3,500	3,484,527
				24,855,129
Washington–3.82%
Bellevue (City of), WA; Series 2026, Ref. GO Bonds	5.00%	12/01/2045	875	924,700
Island (County of), WA South Whidbey School District No. 206;
Series 2025, GO Bonds (CEP - Washington School Bond Guaranty)	5.00%	12/01/2039	1,000	1,073,429
Series 2025, GO Bonds (CEP - Washington School Bond Guaranty)	5.00%	12/01/2041	1,000	1,056,112
Jefferson County School District No. 50 Port Townsend; Series 2026, GO Bonds (CEP - Washington School Bond Guaranty)	5.00%	12/01/2045	1,000	1,048,666
Kent (City of), WA;
Series 2026, Ref. GO Bonds	5.00%	12/01/2044	700	737,175
Series 2026, Ref. GO Bonds	5.00%	12/01/2045	600	629,845
King (County of), WA; Series 2025 B, Ref. VRD RB(e)	3.00%	01/01/2042	16,760	16,760,000
Lewis & Thurston (Counties of), WA Centralia School District No. 401; Series 2017, GO Bonds(b)(c)	5.00%	12/01/2026	3,795	3,817,027
North Thurston Public Schools; Series 2024, Ref. GO Bonds (CEP - Washington School Bond Guaranty)	5.00%	12/01/2029	1,160	1,240,254
Pierce (County of), WA Bethel School District No. 403; Series 2024, GO Bonds (CEP - Washington School Bond Guaranty)	5.00%	12/01/2042	1,585	1,676,501
Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2039	4,260	4,536,409
Seattle (Port of), WA;
Series 2017, GO Bonds	5.00%	01/01/2037	3,500	3,521,152
Series 2017, GO Bonds	5.00%	01/01/2042	3,375	3,389,984
Snohomish (County of), WA Public Utility District No. 1;
Series 2025 B, Ref. RB	5.00%	12/01/2032	1,065	1,182,384
Series 2025 B, Ref. RB	5.00%	12/01/2039	1,670	1,812,767
Series 2025 B, Ref. RB	5.00%	12/01/2040	1,775	1,911,690
Spokane & Whitman Counties School District No. 360 Cheney; Series 2026, GO Bonds (CEP - Washington School Bond Guaranty)	5.00%	12/01/2045	1,910	2,009,150
University of Washington; Series 2016 A, Ref. RB	5.25%	12/01/2046	11,080	11,104,467
Vancouver (City of), WA Housing Authority; Series 2026, RB	4.63%	02/01/2044	1,100	1,055,473
Washington (State of); Series 2017 A, COP	5.00%	07/01/2033	2,100	2,131,760
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	1,944,497
Series 2012 A, RB	5.00%	10/01/2042	21,650	21,339,318
Series 2014 D, Ref. RB	5.00%	10/01/2041	5,000	4,982,504
Washington (State of) Housing Finance Commission; Series 2025 A-1, RB	4.08%	11/20/2041	2,276	2,124,320
Washington (State of) Housing Finance Commission (Horizon House); Series 2025 B-3, Ref. RB	4.38%	01/01/2033	5,000	5,015,862
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(d)	5.00%	01/01/2036	1,755	1,757,702
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	2,203	2,096,937
Series 2024-2, RB	4.22%	03/01/2050	5,904	5,585,174
				106,465,259
Wisconsin–1.90%
Fox Valley Technical College District; Series 2025 B, GO Bonds	5.00%	12/01/2032	1,705	1,882,712
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	3,745	3,761,501
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	6,650	6,679,551
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2026, Ref. RB	5.00%	06/01/2040	1,130	1,142,458
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.); Series 2025 A, Ref. RB	5.00%	11/15/2035	2,000	1,969,860
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	5.45%	10/01/2039	$500	$516,085
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Thedacare Health Inc.); Series 2025, Ref. RB	5.00%	04/01/2041	1,000	1,040,783
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Corp. Obligated Group); Series 2026, Ref. RB	5.00%	12/01/2043	1,925	1,960,936
Wisconsin (State of) Public Finance Authority;
Series 2023, RB(d)	5.75%	07/01/2033	485	499,029
Series 2023, RB(d)	6.63%	07/01/2043	650	661,148
Series 2025, RB(d)	4.00%	07/15/2033	3,250	3,208,720
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(d)(f)	0.00%	12/15/2038	4,893	2,300,712
Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	575	573,658
Wisconsin (State of) Public Finance Authority (Bridgewater); Series 2024, RB(d)	5.63%	12/15/2030	1,240	1,239,811
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(d)(f)	0.00%	12/15/2033	3,072	1,941,906
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holding Corp., LLC);
Series 2025 A, Ref. RB	5.00%	06/01/2030	750	770,613
Series 2025 A, Ref. RB	5.00%	06/01/2035	1,115	1,155,567
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements);
Series 2018, RB	5.00%	07/01/2041	2,000	2,022,655
Series 2018, RB	5.00%	07/01/2044	8,400	8,482,138
Wisconsin (State of) Public Finance Authority (Elevon); Series 2024, RB(d)	5.00%	07/15/2030	624	623,984
Wisconsin (State of) Public Finance Authority (Legacy Hills); Series 2025, Ref. RB(d)	6.00%	11/15/2045	3,000	2,937,237
Wisconsin (State of) Public Finance Authority (Milo Farms); Series 2025, RB(d)(f)	0.00%	12/15/2039	5,000	1,864,752
Wisconsin (State of) Public Finance Authority (PAFAF-Mid States Leasing LLC); Series 2025 A, RB	5.00%	12/31/2035	2,000	2,136,651
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	765	770,364
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016, Ref. RB	5.00%	06/01/2040	2,750	2,756,605
				52,899,436
Total Municipal Obligations (Cost $2,730,601,906)				2,729,214,807
			Shares
MuniFund Preferred Shares–1.20%
Nuveen AMT-Free Municipal Credit Income Fund; Series B(e)	2.21%		7,500,000	7,500,000
Nuveen AMT-Free Quality Municipal Income Fund; MFP, Series D	2.86%		12,000,000	12,000,000
Nuveen California AMT-Free Quality Municipal Income Fund(d)(e)	2.21%		13,800,000	13,800,000
Total MuniFund Preferred Shares (Cost $33,300,000)				33,300,000
TOTAL INVESTMENTS IN SECURITIES(i)–99.03% (Cost $2,763,901,906)				2,762,514,807
OTHER ASSETS LESS LIABILITIES–0.97%				27,170,103
NET ASSETS–100.00%				$2,789,684,910
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Limited Term Municipal Income Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $158,341,471, which represented 5.68% of the Fund’s Net Assets.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(f)	Zero coupon bond issued at a discount.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2026.
(i)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Limited Term Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,763,901,906)	$2,762,514,807
Cash	5,850,511
Receivable for:
Investments sold	11,129,645
Fund shares sold	1,468,041
Interest	30,468,817
Investment for trustee deferred compensation and retirement plans	243,063
Other assets	136,192
Total assets	2,811,811,076
Liabilities:
Payable for:
Investments purchased	16,475,235
Dividends	2,973,438
Fund shares reacquired	1,659,800
Accrued fees to affiliates	634,828
Accrued trustees’ and officers’ fees and benefits	7,963
Accrued other operating expenses	124,304
Trustee deferred compensation and retirement plans	250,598
Total liabilities	22,126,166
Net assets applicable to shares outstanding	$2,789,684,910
Net assets consist of:
Shares of beneficial interest	$2,933,596,475
Distributable earnings (loss)	(143,911,565)
$2,789,684,910
Net Assets:
Class A	$983,731,705
Class A2	$22,520,458
Class C	$14,992,291
Class Y	$1,296,738,562
Class R5	$524,756
Class R6	$471,177,138
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	90,582,705
Class A2	2,072,586
Class C	1,380,922
Class Y	119,459,377
Class R5	48,318
Class R6	43,405,940
Class A:
Net asset value per share	$10.86
Maximum offering price per share (Net asset value of $10.86 ÷ 97.50%)	$11.14
Class A2:
Net asset value per share	$10.87
Maximum offering price per share (Net asset value of $10.87 ÷ 99.00%)	$10.98
Class C:
Net asset value and offering price per share	$10.86
Class Y:
Net asset value and offering price per share	$10.86
Class R5:
Net asset value and offering price per share	$10.86
Class R6:
Net asset value and offering price per share	$10.86
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco Limited Term Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$53,703,854
Expenses:
Advisory fees	3,191,338
Administrative services fees	199,112
Custodian fees	7,863
Distribution fees:
Class A	1,270,740
Class C	86,372
Transfer agent fees — A, A2, C and Y	894,603
Transfer agent fees — R5	252
Transfer agent fees — R6	35,542
Trustees’ and officers’ fees and benefits	21,433
Registration and filing fees	108,009
Reports to shareholders	40,264
Professional services fees	45,972
Other	17,188
Total expenses	5,918,688
Net investment income	47,785,166
Realized and unrealized gain (loss) from:
Net realized gain from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(52,108))	493,480
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(57,338,588)
Net realized and unrealized gain (loss)	(56,845,108)
Net increase (decrease) in net assets resulting from operations	$(9,059,942)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco Limited Term Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$47,785,166	$96,522,305
Net realized gain (loss)	493,480	(3,814,502)
Change in net unrealized appreciation (depreciation)	(57,338,588)	28,473,451
Net increase (decrease) in net assets resulting from operations	(9,059,942)	121,181,254
Distributions to shareholders from distributable earnings:
Class A	(17,057,327)	(35,241,375)
Class A2	(410,410)	(904,471)
Class C	(224,958)	(597,274)
Class Y	(23,037,719)	(42,754,110)
Class R5	(10,076)	(21,029)
Class R6	(8,800,242)	(18,059,982)
Total distributions from distributable earnings	(49,540,732)	(97,578,241)
Share transactions–net:
Class A	(30,966,803)	(50,010,941)
Class A2	(77,922)	(4,422,742)
Class C	(3,746,653)	(7,949,888)
Class Y	90,170,216	87,930,683
Class R5	(66,257)	(74,965)
Class R6	4,539,647	(90,107,224)
Net increase (decrease) in net assets resulting from share transactions	59,852,228	(64,635,077)
Net increase (decrease) in net assets	1,251,554	(41,032,064)
Net assets:
Beginning of period	2,788,433,356	2,829,465,420
End of period	$2,789,684,910	$2,788,433,356
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco Limited Term Municipal Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$11.09	$0.18	$(0.22)	$(0.04)	$(0.19)	$10.86	(0.40)%	$983,732	0.59%(d)	0.59%(d)	— %	3.23%(d)	17%
Year ended 02/28/26	10.99	0.37	0.10	0.47	(0.37)	11.09	4.39	1,035,914	0.59	0.59	—	3.36	42
Year ended 02/28/25	11.02	0.36	(0.02)	0.34	(0.37)	10.99	3.15	1,077,419	0.59	0.59	—	3.32	27
Year ended 02/29/24	10.94	0.34	0.08	0.42	(0.34)	11.02	3.94	1,172,249	0.59	0.59	—	3.15	60
Year ended 02/28/23	11.28	0.23	(0.37)	(0.14)	(0.20)	10.94	(1.21)	1,370,337	0.58	0.58	—	2.12	96
Year ended 02/28/22	11.52	0.12	(0.23)	(0.11)	(0.13)	11.28	(1.00)	1,505,388	0.62	0.62	0.58	1.05	23
Class A2
Six months ended 08/31/26	11.10	0.19	(0.22)	(0.03)	(0.20)	10.87	(0.28)	22,520	0.34 (d)	0.34 (d)	—	3.48 (d)	17
Year ended 02/28/26	11.00	0.39	0.11	0.50	(0.40)	11.10	4.64	23,071	0.34	0.34	—	3.61	42
Year ended 02/28/25	11.03	0.39	(0.02)	0.37	(0.40)	11.00	3.41	27,330	0.34	0.34	—	3.57	27
Year ended 02/29/24	10.95	0.37	0.08	0.45	(0.37)	11.03	4.20	27,807	0.34	0.34	—	3.40	60
Year ended 02/28/23	11.28	0.26	(0.36)	(0.10)	(0.23)	10.95	(0.87)	31,001	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.53	0.15	(0.25)	(0.10)	(0.15)	11.28	(0.84)	32,980	0.37	0.37	0.33	1.30	23
Class C
Six months ended 08/31/26	11.09	0.14	(0.23)	(0.09)	(0.14)	10.86	(0.78)	14,992	1.34 (d)	1.34 (d)	—	2.48 (d)	17
Year ended 02/28/26	10.99	0.28	0.11	0.39	(0.29)	11.09	3.61	19,105	1.34	1.34	—	2.61	42
Year ended 02/28/25	11.02	0.28	(0.02)	0.26	(0.29)	10.99	2.38	26,938	1.34	1.34	—	2.57	27
Year ended 02/29/24	10.94	0.26	0.08	0.34	(0.26)	11.02	3.17	44,610	1.34	1.34	—	2.40	60
Year ended 02/28/23	11.27	0.15	(0.36)	(0.21)	(0.12)	10.94	(1.86)	59,567	1.33	1.33	—	1.37	96
Year ended 02/28/22	11.52	0.04	(0.25)	(0.21)	(0.04)	11.27	(1.84)	75,669	1.37	1.37	1.33	0.30	23
Class Y
Six months ended 08/31/26	11.08	0.19	(0.21)	(0.02)	(0.20)	10.86	(0.19)	1,296,739	0.34 (d)	0.34 (d)	—	3.48 (d)	17
Year ended 02/28/26	10.99	0.39	0.10	0.49	(0.40)	11.08	4.56	1,233,136	0.34	0.34	—	3.61	42
Year ended 02/28/25	11.02	0.39	(0.02)	0.37	(0.40)	10.99	3.41	1,133,847	0.34	0.34	—	3.57	27
Year ended 02/29/24	10.94	0.37	0.08	0.45	(0.37)	11.02	4.20	1,126,813	0.34	0.34	—	3.40	60
Year ended 02/28/23	11.27	0.26	(0.36)	(0.10)	(0.23)	10.94	(0.87)	1,272,667	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.52	0.15	(0.25)	(0.10)	(0.15)	11.27	(0.85)	1,162,937	0.37	0.37	0.33	1.30	23
Class R5
Six months ended 08/31/26	11.09	0.19	(0.22)	(0.03)	(0.20)	10.86	(0.28)	525	0.35 (d)	0.35 (d)	—	3.47 (d)	17
Year ended 02/28/26	11.00	0.39	0.10	0.49	(0.40)	11.09	4.53	603	0.36	0.36	—	3.59	42
Year ended 02/28/25	11.02	0.39	(0.01)	0.38	(0.40)	11.00	3.47	675	0.36	0.36	—	3.55	27
Year ended 02/29/24	10.94	0.37	0.08	0.45	(0.37)	11.02	4.18	716	0.36	0.36	—	3.38	60
Year ended 02/28/23	11.28	0.26	(0.37)	(0.11)	(0.23)	10.94	(0.96)	774	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.52	0.15	(0.24)	(0.09)	(0.15)	11.28	(0.75)	1,836	0.36	0.36	0.32	1.31	23
Class R6
Six months ended 08/31/26	11.09	0.20	(0.23)	(0.03)	(0.20)	10.86	(0.24)	471,177	0.27 (d)	0.27 (d)	—	3.55 (d)	17
Year ended 02/28/26	10.99	0.40	0.11	0.51	(0.41)	11.09	4.71	476,604	0.28	0.28	—	3.67	42
Year ended 02/28/25	11.02	0.40	(0.02)	0.38	(0.41)	10.99	3.47	563,257	0.28	0.28	—	3.63	27
Year ended 02/29/24	10.94	0.38	0.08	0.46	(0.38)	11.02	4.26	585,514	0.28	0.28	—	3.46	60
Year ended 02/28/23	11.27	0.27	(0.36)	(0.09)	(0.24)	10.94	(0.81)	627,516	0.27	0.27	—	2.43	96
Year ended 02/28/22	11.51	0.16	(0.24)	(0.08)	(0.16)	11.27	(0.70)	519,924	0.31	0.31	0.27	1.36	23

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28
Invesco Limited Term Municipal Income Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Limited Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is federal tax-exempt current income.
 The Fund currently consists of six different classes of shares: Class A, Class A2, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class A2 and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security,
29
Invesco Limited Term Municipal Income Fund

financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
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Invesco Limited Term Municipal Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.300%
Over $500 million up to and including $1 billion	0.250%
Over $1 billion	0.200%
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.23%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 1.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of the Class A and Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A and Class C shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $11,045 and $133 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $60,656, $0 and $401 from Class A, Class A2 and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2026, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or
31
Invesco Limited Term Municipal Income Fund

could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2026, the Fund engaged in securities purchases of $86,665,531 and securities sales of $15,573,090, which resulted in net realized gains (losses) of $(52,108).
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$101,163,162	$46,774,796	$147,937,958
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $392,961,100 and $477,431,537, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$16,566,867
Aggregate unrealized (depreciation) of investments	(18,008,321)
Net unrealized appreciation (depreciation) of investments	$(1,441,454)
Cost of investments for tax purposes is $2,763,956,261.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	6,883,497	$75,386,493	21,157,476	$231,301,237
Class A2	175,686	1,922,993	143,659	1,574,476
Class C	57,744	632,993	308,141	3,363,142
Class Y	21,953,755	240,547,795	46,836,434	510,964,098
Class R5	-	-	9,205	102,090
Class R6	4,868,329	53,334,226	9,476,865	103,489,272
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Invesco Limited Term Municipal Income Fund

	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	1,090,146	$11,920,921	2,333,302	$25,520,930
Class A2	16,038	175,513	39,689	434,334
Class C	15,743	172,151	43,329	473,427
Class Y	1,174,575	12,838,872	2,186,772	23,912,385
Class R5	547	5,984	953	10,411
Class R6	628,856	6,874,267	1,330,250	14,542,611
Automatic conversion of Class C shares to Class A shares:
Class A	216,640	2,368,570	453,393	4,956,359
Class C	(216,670)	(2,368,570)	(453,513)	(4,956,359)
Reacquired:
Class A	(11,015,790)	(120,642,787)	(28,528,359)	(311,789,467)
Class A2	(198,394)	(2,176,428)	(588,430)	(6,431,552)
Class C	(199,132)	(2,183,227)	(625,535)	(6,830,098)
Class Y	(14,912,960)	(163,216,451)	(40,950,003)	(446,945,800)
Class R5	(6,591)	(72,241)	(17,141)	(187,466)
Class R6	(5,085,450)	(55,668,846)	(19,063,560)	(208,139,107)
Net increase (decrease) in share activity	5,446,569	$59,852,228	(5,907,073)	$(64,635,077)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

33
Invesco Limited Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers  and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond Investment Grade Short Intermediate Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period, reasonably comparable to the performance of the
34
Invesco Limited Term Municipal Income Fund

Index for the three year period and above the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
35
Invesco Limited Term Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
36
Invesco Limited Term Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
LTMI-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Municipal Income Fund
Nasdaq:
A: VKMMX ■ C: VMICX ■ Y: VMIIX ■ Investor: VMINX ■ R6: VKMSX

2	Schedule of Investments
19	Financial Statements
22	Financial Highlights
23	Notes to Financial Statements
29	Approval of Investment Advisory and Sub-Advisory Contracts
32	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.15%
Alabama–3.43%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	$4,200	$4,201,352
Black Belt Energy Gas District (Gas); Series 2026 J, RB	5.00%	11/01/2036	5,000	5,170,914
Black Belt Energy Gas District (The); Series 2024 A, RB(a)	5.25%	09/01/2032	3,895	4,008,311
Energy Southeast A Cooperative District; Series 2024 B, RB(a)	5.25%	06/01/2032	4,500	4,719,499
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	5,000	5,097,113
Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	900	787,269
Series 2008, RB(c)	2.00%	01/01/2060	189	10,031
Jefferson (County of), AL;
Series 2024, Ref. RB	5.25%	10/01/2045	5,000	5,195,290
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	6,460	6,601,427
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,146,326
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	21,000	21,089,206
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC); Series 2024, RB(b)	4.75%	12/01/2054	7,500	6,909,784
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	8,765	8,926,028
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,445	5,750,829
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	4,596	4,639,149
				88,252,528
Alaska–0.56%
Municipality of Anchorage; Series 2025, RB (INS - AGI)(b)(e)(f)	5.25%	02/01/2050	14,120	14,376,067
Arizona–3.13%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB (CEP - Arizona School District)	5.00%	07/01/2042	675	668,635
Series 2017 A, Ref. RB (CEP - Arizona School District)	5.00%	07/01/2047	925	904,637
Series 2017 A, Ref. RB (CEP - Arizona School District)	5.00%	07/01/2051	1,000	952,283
Series 2018 A, Ref. RB (CEP - Arizona School District)	5.00%	07/01/2038	500	502,834
Series 2018 A, Ref. RB (CEP - Arizona School District)	5.00%	07/01/2048	1,800	1,746,802
Series 2018 A, Ref. RB (CEP - Arizona School District)	5.00%	07/01/2052	2,125	2,010,426
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(d)	5.25%	07/01/2047	4,500	4,328,406
Arizona (State of) Industrial Development Authority (CHF-Arizona LLC.-University of Arizona); Series 2026, RB (INS -BAM)(e)	5.25%	07/01/2056	3,730	3,815,633
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(d)	5.50%	07/01/2036	4,940	4,818,758
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.75%	07/15/2048	3,150	3,152,736
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,253,835
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2007, RB(a)(b)	4.10%	06/15/2028	10,000	10,132,369
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2031	2,440	2,425,460
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(d)	5.00%	07/01/2036	2,500	2,500,122
Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	11,425	11,566,695
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(d)	5.25%	07/01/2048	5,000	4,658,124
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.25%	01/01/2053	12,280	12,668,613
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	3,180	3,237,119
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy); Series 2024, RB(d)	5.00%	06/15/2059	3,860	3,081,992
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center); Series 2024, Ref. RB	5.25%	08/01/2054	5,000	5,072,490
				80,497,969
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–0.39%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	$5,000	$5,046,680
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	5,000	5,098,346
				10,145,026
California–7.79%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2031	40	34,558
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(a)	5.00%	08/01/2029	5,000	5,170,319
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,330,128
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	26,840	4,498,116
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(g)	0.00%	06/01/2055	10,000	1,992,815
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,384	3,368,259
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB (Acquired 11/26/2025; Cost $8,260,000)(a)(b)(d)(h)	12.00%	11/02/2026	8,260	5,245,100
California (State of) Municipal Finance Authority; Series 2026 A-1, RB	4.05%	07/20/2041	5,123	4,853,295
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2043	5,000	5,027,081
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(d)	5.00%	07/01/2030	3,160	3,169,790
Series 2012, RB(b)(d)	5.00%	11/21/2045	6,705	6,706,795
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(d)	5.00%	11/21/2045	5,250	5,315,594
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(d)	5.00%	06/01/2046	3,000	2,923,520
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(d)	5.00%	12/01/2041	6,475	6,481,470
Series 2016 A, RB(d)	5.25%	12/01/2056	6,150	6,153,066
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(d)(g)	0.00%	06/01/2055	45,000	2,778,399
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2029	1,585	1,461,239
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2039	1,000	583,512
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	5,030	4,153,916
Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	4,185	3,321,522
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	17,280	1,616,610
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2034	1,500	1,127,546
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(b)	5.00%	05/15/2046	5,000	5,058,896
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(b)	5.50%	05/15/2037	10,810	11,652,568
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(b)	5.00%	05/15/2044	5,515	5,552,457
Los Angeles Unified School District (Green Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,245,535
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	3,260	2,359,431
Morongo Band of Mission Indians (The); Series 2018 A, RB(a)(d)(i)	5.00%	10/01/2028	4,800	5,038,436
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	9,015	10,574,350
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2037	1,170	765,577
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2038	4,770	2,954,958
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2039	5,010	2,927,606
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2040	5,260	2,891,456
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2041	5,520	2,871,486
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(g)	0.00%	08/01/2035	1,500	1,091,347
San Diego Unified School District (Election of 2018) (Green Bonds); Series 2023, GO Bonds	4.00%	07/01/2053	10,000	9,221,782
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2025 A, RB(b)(f)(j)	5.25%	05/01/2055	10,000	10,238,283
Series 2019 E, RB(b)	5.00%	05/01/2050	15,000	14,898,618
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	795	795,216
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds	6.63%	08/01/2042	4,915	5,486,235
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2036	$19,425	$11,304,717
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	3,625	3,555,972
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	1,000	993,820
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2027	7,865	7,660,770
				200,452,166
Colorado–3.75%
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(d)	5.00%	12/01/2049	1,600	1,494,207
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(d)	5.00%	12/01/2037	3,500	3,500,785
Colliers Hill Metropolitan District No. 2; Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	4,302	4,125,973
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	15,000	12,904,385
Series 2024 A, Ref. RB	5.25%	12/01/2054	13,345	13,565,355
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2050	4,000	3,948,413
Colorado State University Research Foundation (The Prospect); Series 2025 A, RB(d)	5.38%	03/01/2055	5,900	5,685,901
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS - BAM)(e)	4.25%	12/01/2049	2,250	2,001,616
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(g)	0.00%	12/01/2033	8,500	5,134,309
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.00%	12/01/2048	15,800	15,614,756
Series 2021 A, RB	4.00%	08/01/2051	9,000	7,877,536
Series 2022 A, RB(b)	5.50%	11/15/2042	7,500	7,957,120
Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2035	2,500	2,505,172
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	7,015	8,084,259
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	966,421
West Point Metropolitan District Park Ridge Subdistrict; Series 2024, GO Bonds(d)	6.50%	12/01/2048	1,200	1,195,616
				96,561,824
Connecticut–1.21%
Aquarion Water Authority; Series 2026 A, RB	5.25%	08/01/2046	2,500	2,662,954
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(d)	5.00%	09/01/2046	3,990	3,840,408
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,000,161
Series 2014 A, RB	5.00%	08/01/2044	5,000	4,877,196
Connecticut (State of) Health & Educational Facilities Authority (Fairview Issue); Series 2026 A, Ref. RB	5.88%	12/15/2046	3,000	3,007,992
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2026, RB	5.50%	08/01/2056	7,500	7,861,798
Series 2026, Ref. RB	5.50%	07/01/2055	7,595	7,950,991
				31,201,500
District of Columbia–4.10%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	6,665	6,179,717
Series 2025, GO Bonds(f)(j)	5.25%	01/01/2048	6,820	7,072,697
District of Columbia (Georgetown University); Series 2017, Ref. RB(a)(i)	5.00%	04/01/2027	1,180	1,196,550
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,112,735
District of Columbia Income Tax Revenue; Series 2025, RB(f)	5.00%	07/01/2047	11,675	12,011,095
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(g)	0.00%	06/15/2046	25,000	5,485,343
Series 2006 C, RB(g)	0.00%	06/15/2055	34,000	2,990,225
District of Columbia Water & Sewer Authority; Series 2024 B, Ref. VRD RB(k)	2.30%	10/01/2054	5,000	5,000,000
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	10,000	8,906,952
Metropolitan Washington Airports Authority;
Series 2010 A, RB (INS - AGI)(e)(g)	0.00%	10/01/2037	17,565	10,310,941
Series 2019 B, Ref. RB	4.00%	10/01/2049	26,045	22,131,881
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Washington Metropolitan Area Transit Authority;
Series 2020 A, RB	4.00%	07/15/2045	$5,000	$4,709,871
Series 2025, RB(f)(j)	5.50%	07/15/2060	9,350	9,734,594
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.50%	07/15/2051	7,500	7,805,934
				105,648,535
Florida–9.64%
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	10,000	9,879,780
Series 2019 A, RB(b)	4.00%	10/01/2049	5,530	4,780,048
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	13,657,705
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(d)	5.00%	12/15/2055	2,000	1,727,456
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2046	2,500	1,873,698
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2025, RB(b)	6.13%	10/01/2055	1,375	1,397,443
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (Acquired 04/26/2024; Cost $5,880,000)(a)(b)(d)(h)(l)	12.00%	07/15/2028	6,000	1,680,000
Series 2024, Ref. RB (Acquired 04/02/2025-12/22/2025; Cost $20,567,823) (INS - AGI)(b)(e)(h)	5.25%	07/01/2053	20,725	20,250,422
Series 2024, Ref. RB (Acquired 04/26/2024; Cost $11,095,293)(b)(h)	5.50%	07/01/2053	10,900	8,011,500
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB (Acquired 12/20/2024; Cost $4,900,000)(a)(b)(d)(h)(l)	10.00%	07/15/2028	5,000	1,400,000
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB (Acquired 08/12/2025; Cost $2,500,000)(a)(b)(d)(h)(l)	12.00%	09/06/2026	2,500	1,625,000
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2055	9,360	8,638,432
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2020 C, Ref. RB(d)	5.00%	09/15/2050	4,400	3,910,013
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	5.00%	10/01/2047	10,000	10,000,266
Series 2024, RB(b)	5.25%	10/01/2051	10,000	10,138,293
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $4,672,453)(h)(l)	6.00%	04/01/2038	4,763	59,535
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	2,505	2,607,456
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	4,026,414
Series 2020 A, Ref. RB	5.75%	08/15/2050	1,500	1,477,517
Series 2020 A, Ref. RB	5.75%	08/15/2055	3,000	2,906,403
Lee (County of), FL;
Series 2024, RB(b)	5.25%	10/01/2049	11,470	11,630,589
Series 2024, RB(b)	5.25%	10/01/2054	5,000	5,033,737
Series 2026 A-1, RB(b)	5.25%	10/01/2044	1,000	1,039,873
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	2,500	2,231,265
Miami-Dade (County of), FL;
Series 2019 B, RB	4.00%	10/01/2049	15,000	13,223,796
Series 2020 A, RB	4.00%	07/01/2050	5,000	4,346,842
Series 2021, RB	4.00%	10/01/2051	5,000	4,412,456
Subseries 2021 A-1, Ref. RB (INS - AGI)(b)(e)	4.00%	10/01/2045	18,000	16,340,119
Subseries 2021 A-2, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	11,290	9,872,798
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGI)(e)	5.00%	07/01/2035	3,350	3,365,556
Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB(f)	5.00%	10/01/2055	9,815	9,930,265
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	10,000	10,136,520
Orlando (City of), FL Utilities Commission; Series 2026 B-2, VRD RB(k)	2.30%	10/01/2056	10,565	10,565,000
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,080	2,028,100
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.75%	11/01/2050	1,950	2,003,106
Series 2025, RB	5.25%	11/01/2055	1,950	1,899,274
Peace River Manasota Regional Water Supply Authority; Series 2025, RB(f)(j)	5.50%	10/01/2055	11,685	12,424,138
Reunion East Community Development District; Series 2005, RB(l)	5.80%	05/01/2036	197	2
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tampa (City of), FL;
Series 2020 A, RB(g)	0.00%	09/01/2040	$1,000	$514,247
Series 2020 A, RB(g)	0.00%	09/01/2041	1,000	485,273
Series 2020 A, RB(g)	0.00%	09/01/2042	1,025	470,461
Series 2020 A, RB(g)	0.00%	09/01/2045	1,950	750,319
Series 2020 A, RB(g)	0.00%	09/01/2049	2,600	763,996
Series 2020 A, RB(g)	0.00%	09/01/2053	2,300	532,595
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB(i)	6.00%	10/01/2029	3,000	3,253,673
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(d)	5.25%	05/01/2054	5,925	5,838,170
Wildwood (City of), FL Village Community Development Disctrict No. 16; Series 2025, RB	5.13%	05/01/2056	5,280	5,129,149
				248,268,700
Georgia–3.63%
Atlanta (City of), GA; Series 2022 B, RB(b)	5.00%	07/01/2047	10,215	10,320,659
Atlanta (City of), GA (Green Bonds); Series 2026 A-1, RB	5.25%	07/01/2056	7,695	7,957,443
Atlanta (City of), GA Department of Aviation (Green Bonds); Series 2025 B-1, RB(b)(f)	5.50%	07/01/2055	9,000	9,342,317
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(d)	5.56%	12/15/2048	6,000	5,489,104
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2048	10,530	10,422,962
Georgia Housing & Finance Authority;
Series 2026 A, RB	4.80%	12/01/2046	2,840	2,815,920
Series 2026 C, Ref. RB (CEP - Federal Housing Administration)	5.00%	12/01/2053	4,715	4,710,632
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	7,750	7,502,253
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(d)	5.88%	06/15/2047	1,680	1,682,870
Series 2017 A, RB(d)	6.00%	06/15/2052	1,530	1,530,996
Main Street Natural Gas, Inc.;
Series 2023 B, RB(a)	5.00%	03/01/2030	5,000	5,215,269
Series 2023 C, RB(a)	5.00%	09/01/2030	6,000	6,280,164
Series 2023 E-1, RB(a)	5.00%	06/01/2031	5,000	5,272,309
Series 2024 B, RB(a)	5.00%	03/01/2032	7,565	8,034,999
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(b)(d)	4.00%	01/01/2038	7,210	6,877,327
				93,455,224
Idaho–0.21%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	5,265	5,353,276
Illinois–5.59%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	6,965	6,987,983
Series 2025 A, GO Bonds	6.00%	01/01/2050	2,150	2,215,197
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(d)	7.00%	01/15/2029	1,226	1,226,471
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	1,050	1,050,121
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(b)(f)(j)	5.25%	01/01/2053	15,000	15,101,490
Series 2022, RB(b)	5.00%	01/01/2048	5,000	4,949,175
Series 2024 A, RB(b)	5.50%	01/01/2059	10,750	10,988,844
Chicago (City of), IL Board of Education;
Series 2017 G, Ref. GO Bonds	5.00%	12/01/2034	5,000	5,006,765
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	2,720,677
Series 2023 A, GO Bonds	6.00%	12/01/2049	6,500	6,588,002
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	4,870	4,734,611
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	460	443,779
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	$5,000	$5,112,497
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	10,760,624
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,861,002
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,902,346
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,538,624
Series 2024 B, GO Bonds	5.25%	05/01/2044	4,500	4,646,583
Series 2024 C, GO Bonds	4.00%	10/01/2048	7,590	6,571,944
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,419,392
Illinois (State of) Finance Authority; Series 2025, Ref. RB(d)	5.88%	09/01/2046	2,500	2,419,692
Illinois (State of) Finance Authority (Ascension Health);
Series 2016 C, Ref. RB(a)(i)	5.00%	02/15/2027	4,790	4,839,162
Series 2016 C, Ref. RB	5.00%	02/15/2041	5,210	5,222,322
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	5,788	5,245,162
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	766	576,022
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, RB	5.00%	08/01/2049	2,450	2,250,669
Series 2017, Ref. RB	5.00%	08/01/2047	1,025	960,112
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 E-2, VRD RB (LOC - PNC Bank, N.A.)(k)(m)	0.05%	08/01/2043	2,000	2,000,000
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2020, Ref. RB	4.00%	06/15/2050	6,645	5,595,321
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(e)	5.25%	06/15/2031	2,630	2,634,571
Indiana (State of) Finance Authority (Institute of Technology); Series 2019, Ref. RB	5.00%	09/01/2040	3,085	2,856,936
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	2,500	2,486,877
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB (Acquired 06/12/2007; Cost $1,500,000)(h)(l)	5.80%	03/01/2037	1,500	1,020,000
				143,932,973
Indiana–0.58%
Indiana Finance Authority; Series 2025, RB(f)	5.00%	10/01/2053	11,820	11,838,063
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2024, Ref. RB(b)(d)	4.88%	01/01/2044	3,000	3,012,600
				14,850,663
Iowa–0.77%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	5,004,727
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(i)	5.00%	12/01/2032	10,215	11,340,895
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	995,955
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI)(e)	5.25%	12/01/2051	2,500	2,574,175
				19,915,752
Kansas–0.18%
University of Kansas Hospital Authority (The University of Kansas Health System); Series 2026, Ref. RB	5.25%	03/01/2046	3,000	3,161,411
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,500	1,528,063
				4,689,474
Kentucky–1.98%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	450,394
Series 2019, Ref. RB	4.00%	02/01/2036	380	363,990
Series 2019, Ref. RB	4.00%	02/01/2037	375	356,536
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,002,039
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,000,295
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	11,135	11,138,191
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,175,583
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	$8,950	$8,736,022
Kentucky (Commonwealth of) Public Energy Authority;
Series 2023 A-1, Ref. RB(a)	5.25%	02/01/2032	5,000	5,230,428
Series 2024 A-1, RB(a)	5.00%	07/01/2030	3,575	3,692,717
Series 2025 B, RB	5.00%	12/01/2033	6,200	6,307,702
Kentucky Bond Development Corp. (Collegiate Housing Foundation-Bowling Green Llc – Western Kentucky University Project); Series 2026, RB (INS - AGI)(e)	5.25%	07/01/2051	2,500	2,555,919
				51,009,816
Louisiana–1.23%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGI)(e)	4.00%	12/01/2038	6,000	5,871,843
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(b)	5.50%	09/01/2059	15,470	15,608,057
Louisiana Stadium & Exposition District; Series 2023 A, Ref. RB	5.25%	07/01/2053	10,000	10,142,510
				31,622,410
Maine–0.05%
Maine State Housing Authority; Series 2026 C, RB	4.70%	11/15/2046	1,290	1,258,606
Maryland–1.93%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	7,072,617
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,656,658
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(d)	5.13%	07/01/2037	1,265	1,267,238
Series 2017 A, RB(d)	5.25%	07/01/2047	4,295	4,246,057
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,021,472
Maryland Department of Housing & Community Development; Series 2026 D, Ref. RB	4.90%	09/01/2046	2,065	2,029,731
Maryland Economic Development Corp. (Purple Line) (Green Bonds);
Series 2022 B, RB(b)	5.25%	06/30/2047	14,465	14,504,696
Series 2022 B, RB(b)	5.25%	06/30/2055	4,315	4,227,927
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,500	2,503,254
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,746,588
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,454,633
				49,730,871
Massachusetts–1.48%
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2021, RB	4.00%	06/01/2050	10,000	8,953,027
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.50%	08/15/2050	1,500	1,558,098
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,001,597
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,130,794
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026 Q, Ref. RB	5.00%	12/01/2046	3,000	3,101,388
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	1,898,696
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2026 253, Ref. RB (CEP - GNMA)	4.75%	12/01/2046	1,000	974,751
Massachusetts (Commonwealth of) Port Authority; Series 2026 A, Ref. RB	5.25%	07/01/2056	5,000	5,209,682
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(b)	4.00%	07/01/2044	7,500	6,813,530
Rib Floater Trust; Series 2026, VRD RB (LOC - Barclays Bank PLC)(d)(k)(m)	2.06%	12/01/2051	2,515	2,515,000
				38,156,563
Michigan–0.65%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	1,230	1,232,070
Series 2019, Ref. RB	5.00%	05/15/2042	1,310	1,268,357
Series 2020, RB	5.00%	05/15/2055	2,520	2,263,901
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Lansing (City of), MI Board of Water & Light; Series 2026, RB(f)	5.25%	07/01/2054	$11,655	$11,929,172
				16,693,500
Minnesota–0.08%
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,000,423
Missouri–2.45%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGI)(b)(e)	5.00%	03/01/2049	11,975	11,884,985
Series 2019 B, RB(b)	5.00%	03/01/2054	10,000	9,844,000
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	5.00%	04/01/2046	1,150	1,079,576
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,675	1,660,729
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,711,054
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,255	4,243,157
Series 2019 A, RB	5.00%	02/01/2042	3,105	3,127,945
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,700	3,701,860
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(f)	5.00%	11/15/2047	15,540	15,594,521
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,751,370
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	7,370,687
				62,969,884
Nebraska–1.33%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	8,140	8,420,652
Omaha (City of), NE Airport Authority; Series 2024, RB (INS - AGI)(b)(e)	5.25%	12/15/2054	11,480	11,651,517
Omaha (City of), NE Public Power District;
Series 2021 A, RB	4.00%	02/01/2051	5,000	4,469,879
Series 2021 A, RB (INS - AGI)(e)	4.00%	02/01/2051	5,000	4,507,610
Series 2023 A, RB	5.25%	02/01/2053	5,000	5,169,001
				34,218,659
Nevada–0.30%
Las Vegas Valley Water District; Series 2025, GO Bonds(f)	5.25%	06/01/2055	5,000	5,181,386
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2047	2,900	2,610,282
				7,791,668
New Hampshire–0.78%
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(d)	3.63%	07/02/2040	740	579,686
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	6,350	6,168,319
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(a)	4.15%	10/01/2034	994	941,473
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	4,929	4,632,044
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(d)(g)	0.00%	12/01/2034	10,235	5,923,106
New Hampshire (State of) Business Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(d)	5.63%	12/15/2033	1,760	1,784,354
				20,028,982
New Jersey–3.60%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGI)(e)	5.75%	11/01/2028	3,390	3,518,812
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2046	5,000	4,765,758
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange); Series 2023 A, RB(f)(j)	5.00%	08/15/2053	10,000	10,216,679
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(b)	5.38%	01/01/2043	1,500	1,501,176
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2024 A, Ref. RB	5.25%	07/01/2054	$5,000	$5,186,802
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2026, VRD RB (LOC - TD Bank, N.A.)(k)(m)	2.40%	07/01/2061	4,000	4,000,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGI)(e)(g)	0.00%	12/15/2026	10,000	9,915,930
Series 2006 C, RB (INS - NATL)(e)(g)	0.00%	12/15/2031	7,410	6,188,968
Series 2014, RN	5.00%	06/15/2032	3,000	3,120,903
Series 2019 BB, RB	5.00%	06/15/2044	5,000	5,063,855
Series 2019 BB, RB	4.00%	06/15/2050	4,000	3,552,241
Series 2020 AA, RB	4.00%	06/15/2050	8,250	7,337,246
Series 2022, RB(a)(i)	5.50%	12/15/2032	5,000	5,723,981
New Jersey (State of) Turnpike Authority;
Series 2022 B, RB	5.25%	01/01/2052	7,000	7,226,810
Series 2025, RB(f)(j)	5.25%	01/01/2055	8,050	8,386,129
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	1,605	1,565,537
Series 2018 A, Ref. RB	5.25%	06/01/2046	5,350	5,360,026
				92,630,853
New York–11.28%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(g)	0.00%	07/15/2035	5,000	3,463,098
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(d)	5.25%	10/15/2050	2,630	2,491,336
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	4,447,531
Metropolitan Transportation Authority (Green Bonds); Series 2020 D-3, RB	4.00%	11/15/2050	10,000	8,656,807
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,784,150
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,259,582
Series 2019, RB(b)	5.00%	11/01/2049	6,500	6,529,100
New York (City of), NY;
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,100,728
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	7,500	7,835,366
New York (City of), NY Municipal Water Finance Authority;
Series 2013, VRD RB(k)	3.00%	06/15/2050	5,890	5,890,000
Series 2024 AA, RB	5.25%	06/15/2053	5,000	5,138,439
New York (City of), NY Transitional Finance Authority;
Series 2019, RB	4.00%	11/01/2042	10,000	9,151,890
Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,214,286
New York (State of) Dormitory Authority;
Series 2021, RB(a)(i)	4.00%	03/15/2032	630	661,156
Series 2021, RB	4.00%	03/15/2040	10,225	9,682,928
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,000	4,342,610
Series 2025 A, RB	5.00%	03/15/2051	7,000	7,107,241
New York City Housing Development Corp.;
Series 2024 F-1A, RB	5.00%	11/01/2054	5,000	4,942,643
Series 2026, RB	4.95%	11/01/2056	4,135	4,057,609
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	5,000	4,808,508
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	9,634,865
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(d)	5.00%	11/15/2044	10,905	10,920,802
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	8,500	7,455,809
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2018, RB(b)	5.00%	01/01/2034	6,970	7,078,662
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	6,020	6,179,945
Series 2023, RB(b)	5.38%	06/30/2060	8,215	8,130,454
Series 2024, RB(b)	5.50%	06/30/2054	2,875	2,896,523
Series 2024, RB(b)	5.50%	06/30/2060	10,000	10,049,242
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB(b)	6.00%	06/30/2055	$10,000	$10,470,327
Series 2025, RB (INS - AGI)(b)(e)	5.50%	06/30/2059	6,000	6,125,187
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.25%	01/01/2050	10,000	9,947,640
Series 2023, RB(b)	6.00%	04/01/2035	10,000	10,976,749
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(b)	5.00%	12/01/2036	1,275	1,338,744
Series 2024, Ref. RB (INS - AGI)(b)(c)(e)	5.00%	12/31/2054	1,500	964,533
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGI)(b)(e)	5.25%	12/31/2054	9,305	9,381,622
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2022, RB(b)	5.00%	12/01/2037	2,700	2,815,862
Series 2022, RB(b)	5.00%	12/01/2038	5,000	5,179,419
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(b)	5.50%	12/31/2060	10,000	10,024,763
Onondaga Civic Development Corp.; Series 2025, RB	5.50%	12/01/2056	5,000	5,312,866
Rockland Tobacco Asset Securitization Corp.; Series 2005 A, RB(d)(g)	0.00%	08/15/2045	51,805	15,018,461
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	5,170	5,240,439
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB	5.25%	12/01/2054	1,500	1,538,307
Series 2025, RB (INS - AGI)(e)	4.50%	12/01/2056	1,500	1,435,082
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	19,905	18,659,500
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	2,000	2,173,931
				290,514,742
North Carolina–0.28%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	5.00%	10/01/2040	1,050	1,022,617
Series 2020, RB	5.00%	10/01/2045	1,000	957,613
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGI)(e)	5.00%	01/01/2038	5,000	5,134,654
				7,114,884
North Dakota–0.33%
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	2,785	3,056,257
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	6,065	5,477,425
				8,533,682
Ohio–4.12%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB(a)(i)	5.25%	11/15/2026	5,000	5,025,207
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,040	3,465,445
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	20,240	15,477,686
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	10,000	671,241
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	5,228,031
Columbus Regional Airport Authority (John Glenn Columbus International Airport);
Series 2025, Ref. RB(b)	5.50%	01/01/2050	10,000	10,358,160
Series 2025, Ref. RB(b)	5.50%	01/01/2055	15,750	16,195,716
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2037	5,600	5,609,454
Series 2017, Ref. RB	5.50%	02/15/2057	7,000	7,000,475
Franklin (County of), OH; Series 2025, RB(f)	5.25%	11/01/2055	8,835	9,114,458
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,608,294
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	2,500	2,238,802
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,437,222
Ohio (State of); Series 2021, Ref. VRD RB(k)	2.05%	01/15/2051	310	310,000
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,215	1,163,408
Ohio (State of) Housing Finance Agency; Series 2026, Ref. RB (CEP - GNMA)	4.95%	09/01/2051	3,385	3,361,469
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(b)	6.10%	09/20/2049	$2,845	$2,846,153
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds); Series 2021 A, RB	4.00%	12/01/2046	6,540	6,097,780
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	2,928,384
				106,137,385
Oklahoma–1.54%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.25%	08/15/2043	8,500	8,557,129
Series 2018 B, RB	5.50%	08/15/2052	6,000	6,024,215
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	3,700	3,306,236
Oklahoma Municipal Power Authority; Series 2025, RB (INS - AGI)(e)(f)(j)	5.25%	01/01/2056	8,850	9,192,511
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	7,500	7,500,090
Tulsa (City of), OK Airports Improvement Trust (American Airlines, Inc.); Series 2025, Ref. RB(b)	6.25%	12/01/2035	4,500	5,002,772
				39,582,953
Oregon–0.96%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,028,407
Series 2018 A, RB	5.00%	05/15/2052	525	477,855
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	1,002,362
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,205,905
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,500	2,405,239
Series 2017 A, Ref. RB	5.00%	11/15/2052	3,080	2,850,668
Portland (Port of), OR (Green Bonds);
Series 2024, RB(b)	5.25%	07/01/2054	10,500	10,690,692
Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	5,000	5,165,557
				24,826,685
Pennsylvania–5.16%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2056	15,000	14,768,935
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	5,535	4,718,462
Series 2022, Ref. RB	5.00%	05/01/2057	5,345	5,236,732
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2025, Ref. RB	5.00%	11/15/2042	2,500	2,548,527
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	3,300	3,256,999
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	12,000	12,016,868
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2024-145A, RB	6.00%	10/01/2054	3,440	3,683,802
Series 2024-146A, RB	4.75%	04/01/2053	5,500	5,247,025
Series 2025-149A, RB(f)	5.15%	10/01/2050	12,000	11,964,416
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGI)(e)	5.00%	06/01/2032	5,000	5,024,200
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2040	5,500	5,675,896
Series 2017 A, RB	5.50%	12/01/2046	10,000	10,024,870
Series 2017 B-1, RB	5.25%	06/01/2047	9,875	9,937,429
Series 2020 B, RB	5.00%	12/01/2045	2,000	2,056,880
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	7,460,431
Series 2021 B, Ref. RB	4.00%	12/01/2053	5,995	5,065,847
Philadelphia (City of), PA Authority for Industrial Development; Series 2025, RB(f)	5.50%	07/01/2053	11,000	11,599,881
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2047	8,000	8,173,515
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	$3,500	$3,374,989
Philadelphia School District (The); Series 2026 A, GO Bonds	5.50%	09/01/2051	1,000	1,062,519
				132,898,223
Puerto Rico–1.37%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,120	3,176,505
Series 2002, RB	5.63%	05/15/2043	1,250	1,269,379
Series 2008 A, RB(g)	0.00%	05/15/2057	54,915	2,101,663
Series 2008 B, RB(g)	0.00%	05/15/2057	260,000	8,071,518
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	4.00%	07/01/2046	5,000	4,442,384
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGI)(e)	5.25%	07/01/2031	2,700	2,750,980
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,567,154
Series 2018 A-1, RB(g)	0.00%	07/01/2046	21,000	7,558,935
Series 2018 A-1, RB	5.00%	07/01/2058	4,500	4,367,183
				35,305,701
Rhode Island–0.40%
Rhode Island Health & Educational Building Corp.; Series 2026 89-A, RB (CEP - GNMA)	4.70%	10/01/2046	1,750	1,707,261
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2024, RB	5.25%	05/15/2049	1,825	1,867,055
Series 2024, RB	5.25%	05/15/2054	6,555	6,643,075
				10,217,391
South Carolina–1.56%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	7,250	7,637,142
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	860	860,139
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,715,807
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2043	5,000	5,053,403
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.75%	12/01/2060	915	899,925
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2048	2,500	2,632,885
Series 2024, RB	5.50%	11/01/2050	10,000	10,460,932
South Carolina (State of) Public Service Authority; Series 2021 B, RB	5.00%	12/01/2040	3,300	3,411,202
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	6,250	6,393,856
				40,065,291
Tennessee–0.78%
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(e)	5.25%	07/01/2049	1,250	1,277,511
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB(b)	5.00%	07/01/2044	5,000	5,050,469
Series 2022 B, RB(b)	5.50%	07/01/2052	6,250	6,406,443
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	999,930
Series 2014, RB	5.25%	12/01/2044	1,165	1,108,661
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(a)	5.00%	11/01/2031	5,000	5,210,057
				20,053,071
Texas–12.06%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(d)	5.75%	06/15/2055	1,000	1,000,141
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,000,738
Austin (City of), TX; Series 2026 B, RB(b)	5.25%	11/15/2051	5,000	5,106,143
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Board of Regents of the University of Texas System;
Series 2019 B, RB	5.00%	08/15/2049	$15,000	$15,852,891
Series 2025 B, RB	5.00%	08/15/2051	5,000	5,112,576
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2060	6,500	6,729,402
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	8,755,602
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	16,110	14,014,777
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2049	10,300	8,945,772
Greater Texoma Utility Authority (City of Sherman); Series 2023 A, RB (INS - BAM)(e)	5.25%	10/01/2048	10,750	10,997,531
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGI)(e)	5.25%	08/15/2031	6,665	7,366,992
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	7,065	6,325,370
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	7,725	6,636,563
Harris County Hospital District; Series 2025, GO Bonds(f)	5.50%	02/15/2050	7,000	7,407,278
Houston (City of), TX;
Series 2026 C, Ref. RB (INS - AGI)(e)	5.00%	09/01/2044	1,600	1,662,266
Series 2026 C, Ref. RB (INS - AGI)(e)	5.25%	09/01/2051	1,465	1,517,228
Series 2026 C, Ref. RB	5.25%	09/01/2051	1,465	1,505,507
Series 2026, RB(f)	5.50%	09/01/2058	4,400	4,579,830
Series 2026, RB (INS - AGI)(e)(f)	5.50%	09/01/2058	4,500	4,730,983
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(b)	4.00%	07/15/2041	5,550	4,956,807
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,500	1,516,731
Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,875	3,920,222
Series 2024 B, RB(b)	5.50%	07/15/2039	10,000	10,419,125
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGI)(e)(g)	0.00%	09/01/2026	8,750	8,750,000
Series 2001 B, RB (INS - AGI)(e)(g)	0.00%	09/01/2027	3,600	3,496,039
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	8,691,719
Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	6,025	5,262,198
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	5,000	4,244,808
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(b)	5.00%	11/01/2028	1,070	1,071,855
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	4,265	4,500,361
Magnolia Independent School District;
Series 2023, GO Bonds(a)(i)	4.00%	08/15/2032	330	346,538
Series 2023, GO Bonds	4.00%	08/15/2047	5,825	5,178,729
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	5,000	5,189,336
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,500	4,807,108
Mission Economic Development Corp. (Natgasoline);
Series 2018, Ref. RB(a)(b)(d)(i)	4.63%	10/01/2026	8,650	8,662,002
Series 2026, Ref. RB(a)(b)	4.75%	08/01/2036	5,525	5,562,283
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	3,600	3,791,540
Series 2025 A, RB	6.50%	10/01/2060	2,500	2,623,618
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community); Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $210,144)(h)(l)	2.00%	11/15/2061	217	1,086
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	2,927,913
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	305	304,970
Series 2016 A, RB	5.38%	11/15/2036	865	844,622
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,121,677
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,838,180
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,262,326
Series 2020, RB	5.25%	10/01/2055	4,995	4,704,784
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2028	12,800	12,320,682
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2029	2,165	2,020,747
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2031	4,710	4,093,405
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	$4,000	$4,120,512
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	5.75%	09/15/2036	145	145,046
San Antonio (City of), TX;
Series 2025, RB(f)	5.25%	02/01/2046	5,250	5,521,365
Series 2025, RB(f)(j)	5.50%	02/01/2050	5,000	5,273,413
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI)(e)	5.00%	10/01/2032	1,250	1,251,512
Series 2011, RB (INS - AGI)(e)	5.00%	10/01/2037	1,000	1,001,006
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,272,230
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(h)(l)	5.75%	02/15/2029	1,500	1,250,625
Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,412)(h)(l)	6.38%	02/15/2048	1,000	833,750
Series 2017 A, RB (Acquired 12/15/2016; Cost $5,023,907)(h)(l)	6.38%	02/15/2052	5,000	4,168,750
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 B, RB	5.00%	07/01/2048	4,080	4,123,789
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	499,172
Series 2020, Ref. RB	6.75%	11/15/2051	500	476,311
Series 2020, Ref. RB	6.88%	11/15/2055	500	477,823
Tender Option Bond Trust Receipts/Certificates; Series 2024, VRD RB(d)(k)	1.84%	07/15/2046	6,400	6,400,000
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2045	4,000	1,539,884
Series 2019, RB(g)	0.00%	08/01/2046	3,180	1,149,193
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(e)(g)	0.00%	08/15/2027	970	942,455
Series 2002, RB(g)(i)	0.00%	08/15/2027	30	29,177
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,249,219
Texas Transportation Finance Corp.; Series 2025, RB(f)	5.50%	10/01/2055	9,590	10,205,915
Wylie Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	08/15/2054	5,740	5,906,055
				310,516,203
Utah–1.18%
Black Desert Public Infrastructure District; Series 2024, RB(d)	5.63%	12/01/2053	4,872	4,928,101
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(e)(f)(j)	5.50%	06/01/2050	6,250	6,619,440
Salt Lake City (City of), UT; Series 2021 A, RB(b)	5.00%	07/01/2046	10,000	10,099,202
Utah Housing Corp.; Series 2026 F, RB (CEP - GNMA)	4.88%	07/01/2046	8,870	8,803,918
				30,450,661
Virginia–0.68%
Ballston Quarter Community Development Authority; Series 2016 A-2, RB(c)	7.13%	03/01/2059	2,293	2,135,198
Lynchburg (City of), VA Economic Development Authority (Centra Health Obligated Group);
Series 2026, RB	5.25%	01/01/2044	750	788,236
Series 2026, RB	5.25%	01/01/2045	640	670,654
Series 2026, RB	5.25%	01/01/2046	1,000	1,042,950
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	3,202,513
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	07/01/2039	5,250	4,967,565
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes); Series 2022, Ref. RB(b)	5.00%	12/31/2057	5,000	4,719,633
				17,526,749
Washington–0.71%
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2058	5,000	4,754,426
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(d)(e)	5.25%	07/01/2055	2,500	2,503,641
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	7,255	6,628,503
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(d)	5.00%	01/01/2036	1,875	1,877,887
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(d)	5.00%	07/01/2048	$2,000	$1,472,557
Series 2018 A, Ref. RB(d)	5.00%	07/01/2053	1,500	1,041,857
				18,278,871
West Virginia–0.55%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (Acquired 09/28/2017-11/06/2017; Cost $2,477,523)(d)(h)	5.50%	06/01/2037	2,500	2,514,999
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(b)(d)	5.45%	03/27/2035	1,000	1,072,048
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2018, RB(b)(d)(l)	8.75%	02/01/2036	1,300	312,000
West Virginia (State of) Hospital Finance Authority (United Health System Obligated); Series 2025, RB	5.50%	06/01/2050	5,830	6,080,966
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	4,000	4,190,012
				14,170,025
Wisconsin–3.37%
Public Finance Authority; Series 2026-1 Class A-1, RB	5.40%	06/20/2044	1,998	2,040,781
Wisconsin (State of) (Explore Academy Albuquerque); Series 2026, Ref. RB(d)	6.88%	04/01/2051	3,380	3,229,129
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(e)(g)	0.00%	12/15/2060	25,000	4,033,840
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,114,467
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB (Acquired 08/30/2017-09/05/2017; Cost $3,492,940)(h)	5.00%	08/01/2039	3,500	2,203,553
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	4.00%	08/15/2046	10,170	9,055,655
Series 2025, RB	5.25%	08/15/2055	5,000	5,064,682
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	8,732,791
Wisconsin (State of) Public Finance Authority;
Series 2023 B, RB(d)(g)	0.00%	07/01/2062	6,750	5,501,250
Series 2025, RB(b)	6.50%	06/30/2060	5,000	5,473,167
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(d)(l)	6.75%	08/01/2031	3,000	2,100,000
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes);
Series 2025, RB(b)	5.75%	06/30/2060	5,000	5,138,399
Series 2025, RB(b)	5.75%	12/31/2065	6,280	6,449,383
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	03/31/2056	5,500	4,374,624
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)(n)	6.25%	01/01/2038	5,250	2,362,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,045,312
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,011,123
Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	1,940	1,948,609
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,023,867
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(d)	5.00%	03/01/2052	1,075	941,998
				86,845,130
Total Municipal Obligations (Cost $2,811,696,969)				2,758,751,559
			Shares
Exchange-Traded Funds–0.88%
Invesco Intermediate Municipal ETF(o)			177,000	9,046,682
Invesco Rochester High Yield Municipal ETF(o)			271,606	13,610,177
Total Exchange-Traded Funds (Cost $22,920,306)				22,656,859
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Municipal Income Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.01%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(p)	68,700	$137,400
TOTAL INVESTMENTS IN SECURITIES(q)–108.04% (Cost $2,834,617,275)		2,781,545,818
FLOATING RATE NOTE OBLIGATIONS–(8.03)%
Notes with interest and fee rates ranging from 2.83% to 3.60% at 08/31/2026 and contractual maturities of collateral ranging from 02/01/2046 to 07/15/2060 (See Note 1K)(r)		(206,825,000)
OTHER ASSETS LESS LIABILITIES–(0.01)%		(123,320)
NET ASSETS–100.00%		$2,574,597,498
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $225,376,000, which represented 8.75% of the Fund’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1L.
(g)	Zero coupon bond issued at a discount.
(h)	Restricted security. The aggregate value of these securities at August 31, 2026 was $50,264,320, which represented 1.95% of the Fund’s Net Assets.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $68,248,670. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(l)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $14,450,748, which represented less than 1% of the Fund’s Net Assets.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$9,300,465	$-	$-	$(253,783)	$-	$9,046,682	$165,084
Invesco Rochester High Yield Municipal ETF	$13,979,561	$-	$-	$(369,384)	$-	$13,610,177	$352,138
Total	$23,280,026	$-	$-	$(623,167)	$-	$22,656,859	$517,222

(p)	Security valued using significant unobservable inputs (Level 3). See Note 3.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Municipal Income Fund

(q)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty, Inc.	8.81%

(r)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2026. At August 31, 2026, the
Fund’s investments with a value of $284,200,304 are held by TOB Trusts and serve as collateral for the $206,825,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,811,696,969)	$2,758,888,959
Investments in affiliates, at value (Cost $22,920,306)	22,656,859
Receivable for:
Fund shares sold	835,935
Interest	33,908,310
Investments matured, at value (Cost $5,520,000)	1,252,645
Investment for trustee deferred compensation and retirement plans	353,372
Other assets	390,292
Total assets	2,818,286,372
Liabilities:
Floating rate note obligations	206,825,000
Payable for:
Investments purchased	13,585,000
Dividends	3,650,246
Fund shares reacquired	2,352,406
Amount due to custodian	15,843,274
Accrued fees to affiliates	869,334
Accrued interest expense	16,623
Accrued trustees’ and officers’ fees and benefits	8,372
Accrued other operating expenses	141,297
Trustee deferred compensation and retirement plans	397,322
Total liabilities	243,688,874
Net assets applicable to shares outstanding	$2,574,597,498
Net assets consist of:
Shares of beneficial interest	$3,027,078,489
Distributable earnings (loss)	(452,480,991)
$2,574,597,498
Net Assets:
Class A	$1,673,679,548
Class C	$32,166,391
Class Y	$460,407,023
Investor Class	$57,432,453
Class R6	$350,912,083
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	145,657,667
Class C	2,809,909
Class Y	40,077,051
Investor Class	4,994,769
Class R6	30,542,971
Class A:
Net asset value per share	$11.49
Maximum offering price per share (Net asset value of $11.49 ÷ 95.75%)	$12.00
Class C:
Net asset value and offering price per share	$11.45
Class Y:
Net asset value and offering price per share	$11.49
Investor Class:
Net asset value and offering price per share	$11.50
Class R6:
Net asset value and offering price per share	$11.49
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$71,706,001
Dividends from affiliates	517,222
Total investment income	72,223,223
Expenses:
Advisory fees	6,195,801
Administrative services fees	194,360
Custodian fees	8,087
Distribution fees:
Class A	2,203,175
Class C	207,957
Investor Class	57,321
Interest, facilities and maintenance fees	3,792,575
Transfer agent fees — A, C, Y and Investor	820,684
Transfer agent fees — R6	28,262
Trustees’ and officers’ fees and benefits	23,464
Registration and filing fees	66,711
Reports to shareholders	42,864
Professional services fees	47,075
Other	16,566
Total expenses	13,704,902
Less: Fees waived and/or expenses reimbursed	(16,163)
Net expenses	13,688,739
Net investment income	58,534,484
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(290,275))	(4,518,352)
Futures contracts	2,857,917
(1,660,435)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(84,061,345)
Affiliated investment securities	(623,167)
Futures contracts	156,339
(84,528,173)
Net realized and unrealized gain (loss)	(86,188,608)
Net increase (decrease) in net assets resulting from operations	$(27,654,124)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$58,534,484	$124,889,248
Net realized gain (loss)	(1,660,435)	(46,809,642)
Change in net unrealized appreciation (depreciation)	(84,528,173)	(18,323,239)
Net increase (decrease) in net assets resulting from operations	(27,654,124)	59,756,367
Distributions to shareholders from distributable earnings:
Class A	(37,308,695)	(77,474,903)
Class C	(724,093)	(1,850,765)
Class Y	(10,483,842)	(20,112,823)
Investor Class	(1,285,838)	(2,508,780)
Class R6	(8,317,054)	(17,948,822)
Total distributions from distributable earnings	(58,119,522)	(119,896,093)
Share transactions–net:
Class A	(102,805,269)	(309,584,994)
Class C	(14,124,835)	(22,636,000)
Class Y	9,305,326	(86,466,475)
Investor Class	(2,214,230)	(2,550,339)
Class R6	(17,518,545)	(121,694,840)
Net increase (decrease) in net assets resulting from share transactions	(127,357,553)	(542,932,648)
Net increase (decrease) in net assets	(213,131,199)	(603,072,374)
Net assets:
Beginning of period	2,787,728,697	3,390,801,071
End of period	$2,574,597,498	$2,787,728,697
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Municipal Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$11.86	$0.25	$(0.37)	$(0.12)	$(0.25)	$11.49	(1.03)%	$1,673,680	1.09%(d)	1.09%(d)	0.81%(d)	4.26%(d)	6%
Year ended 02/28/26	12.03	0.48	(0.19)	0.29	(0.46)	11.86	2.60	1,832,492	1.11	1.11	0.81	4.15	30
Year ended 02/28/25	12.03	0.45	0.00 (e)	0.45	(0.45)	12.03	3.78	2,179,135	0.97	0.97	0.81	3.71	24
Year ended 02/29/24	11.75	0.44	0.29	0.73	(0.45)	12.03	6.39	2,248,982	1.04	1.04	0.82	3.71	17
Year ended 02/28/23	13.27	0.42	(1.53)	(1.11)	(0.41)	11.75	(8.39)	2,162,852	1.03	1.03	0.81	3.44	39
Year ended 02/28/22	13.61	0.40	(0.32)	0.08	(0.42)	13.27	0.52	2,557,469	0.90	0.90	0.80	2.91	11
Class C
Six months ended 08/31/26	11.82	0.21	(0.38)	(0.17)	(0.20)	11.45	(1.41)	32,166	1.84 (d)	1.84 (d)	1.56 (d)	3.51 (d)	6
Year ended 02/28/26	11.98	0.39	(0.17)	0.22	(0.38)	11.82	1.91	47,594	1.86	1.86	1.56	3.40	30
Year ended 02/28/25	11.98	0.35	0.00 (e)	0.35	(0.35)	11.98	3.01	71,721	1.72	1.72	1.56	2.96	24
Year ended 02/29/24	11.71	0.35	0.28	0.63	(0.36)	11.98	5.52	104,868	1.79	1.79	1.57	2.96	17
Year ended 02/28/23	13.22	0.32	(1.51)	(1.19)	(0.32)	11.71	(9.05)	125,624	1.78	1.78	1.56	2.69	39
Year ended 02/28/22	13.55	0.30	(0.32)	(0.02)	(0.31)	13.22	(0.18)	180,005	1.65	1.65	1.55	2.16	11
Class Y
Six months ended 08/31/26	11.86	0.27	(0.38)	(0.11)	(0.26)	11.49	(0.90)	460,407	0.84 (d)	0.84 (d)	0.56 (d)	4.51 (d)	6
Year ended 02/28/26	12.02	0.51	(0.18)	0.33	(0.49)	11.86	2.94	465,919	0.86	0.86	0.56	4.40	30
Year ended 02/28/25	12.03	0.48	(0.01)	0.47	(0.48)	12.02	3.96	562,511	0.72	0.72	0.56	3.96	24
Year ended 02/29/24	11.75	0.47	0.29	0.76	(0.48)	12.03	6.66	525,229	0.79	0.79	0.57	3.96	17
Year ended 02/28/23	13.27	0.45	(1.53)	(1.08)	(0.44)	11.75	(8.15)	368,000	0.78	0.78	0.56	3.69	39
Year ended 02/28/22	13.61	0.44	(0.33)	0.11	(0.45)	13.27	0.77	457,194	0.65	0.65	0.55	3.16	11
Investor Class
Six months ended 08/31/26	11.87	0.25	(0.36)	(0.11)	(0.26)	11.50	(0.98)(f)	57,432	1.03 (d)(f)	1.03 (d)	0.75 (d)(f)	4.32 (d)(f)	6
Year ended 02/28/26	12.04	0.49	(0.19)	0.30	(0.47)	11.87	2.68 (f)	61,569	1.00 (f)	1.00 (f)	0.70 (f)	4.26 (f)	30
Year ended 02/28/25	12.04	0.46	0.00 (e)	0.46	(0.46)	12.04	3.88 (f)	65,055	0.88 (f)	0.88 (f)	0.72 (f)	3.80 (f)	24
Year ended 02/29/24	11.76	0.45	0.30	0.75	(0.47)	12.04	6.50 (f)	70,913	0.95 (f)	0.95 (f)	0.73 (f)	3.80 (f)	17
Year ended 02/28/23	13.28	0.43	(1.53)	(1.10)	(0.42)	11.76	(8.28)(f)	74,358	0.92 (f)	0.92 (f)	0.70 (f)	3.55 (f)	39
Year ended 02/28/22	13.63	0.41	(0.33)	0.08	(0.43)	13.28	0.53 (f)	90,711	0.81 (f)	0.81 (f)	0.71 (f)	3.00 (f)	11
Class R6
Six months ended 08/31/26	11.86	0.27	(0.37)	(0.10)	(0.27)	11.49	(0.88)	350,912	0.79 (d)	0.79 (d)	0.51 (d)	4.56 (d)	6
Year ended 02/28/26	12.02	0.52	(0.18)	0.34	(0.50)	11.86	2.99	380,154	0.81	0.81	0.51	4.45	30
Year ended 02/28/25	12.03	0.48	(0.01)	0.47	(0.48)	12.02	4.01	512,379	0.66	0.66	0.50	4.02	24
Year ended 02/29/24	11.75	0.47	0.30	0.77	(0.49)	12.03	6.71	451,897	0.74	0.74	0.52	4.01	17
Year ended 02/28/23	13.27	0.45	(1.53)	(1.08)	(0.44)	11.75	(8.11)	353,195	0.73	0.73	0.51	3.74	39
Year ended 02/28/22	13.61	0.44	(0.32)	0.12	(0.46)	13.27	0.82	363,930	0.60	0.60	0.50	3.21	11

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(f)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.19%, 0.14%, 0.16%, 0.16%,
0.14% and 0.16% for the six months ended August 31, 2026 and the years ended February 28, 2026 and 2025, February 29, 2024, February 28, 2023 and 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Municipal Income Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Fund currently consists of five different classes of shares:  Class A, Class C, Class Y, Investor Class and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
23
Invesco Municipal Income Fund

C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
24
Invesco Municipal Income Fund

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
O.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $4.5 billion	0.450%
Over $5 billion	0.430%
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.46%.
25
Invesco Municipal Income Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $16,163.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $28,988 in front-end sales commissions from the sale of Class A shares and $23,552 and $291 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,758,751,559	$—	$2,758,751,559
Exchange-Traded Funds	22,656,859	—	—	22,656,859
Common Stocks & Other Equity Interests	—	—	137,400	137,400
Total Investments in Securities	22,656,859	2,758,751,559	137,400	2,781,545,818
26
Invesco Municipal Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets
Investments Matured	$—	$1,252,645	$—	$1,252,645
Total Investments	$22,656,859	$2,760,004,204	$137,400	$2,782,798,463
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$2,857,917
Change in Net Unrealized Appreciation:
Futures contracts	156,339
Total	$3,014,256
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$142,109,286

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2026, the Fund engaged in securities purchases of $100,233,568 and securities sales of $106,804,179, which resulted in net realized gains (losses) of $(290,275).
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2026, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2026 were $203,235,714 and 3.16%, respectively.
27
Invesco Municipal Income Fund

NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$198,722,172	$203,358,821	$402,080,993
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $161,543,592 and $260,702,799, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$53,756,091
Aggregate unrealized (depreciation) of investments	(111,026,124)
Net unrealized appreciation (depreciation) of investments	$(57,270,033)
Cost of investments for tax purposes is $2,840,068,496.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	6,762,288	$78,884,459	21,237,666	$246,549,377
Class C	50,704	590,387	574,691	6,615,815
Class Y	5,190,947	60,605,314	12,748,334	147,189,131
Investor Class	69,982	817,298	194,584	2,284,570
Class R6	3,931,582	45,878,720	8,970,616	103,929,474
Issued as reinvestment of dividends:
Class A	1,990,292	23,187,088	4,378,279	50,829,435
Class C	43,983	510,524	118,963	1,375,658
Class Y	479,565	5,583,339	938,798	10,903,890
Investor Class	76,206	888,350	150,414	1,747,913
Class R6	529,413	6,164,640	1,196,116	13,883,171
Automatic conversion of Class C shares to Class A shares:
Class A	921,564	10,732,578	1,051,916	12,188,321
Class C	(924,968)	(10,732,578)	(1,055,651)	(12,188,321)
Reacquired:
Class A	(18,476,349)	(215,609,394)	(53,400,636)	(619,152,127)
Class C	(386,769)	(4,493,168)	(1,596,303)	(18,439,152)
Class Y	(4,874,141)	(56,883,327)	(21,189,805)	(244,559,496)
Investor Class	(336,312)	(3,919,878)	(565,508)	(6,582,822)
Class R6	(5,965,572)	(69,561,905)	(20,729,936)	(239,507,485)
Net increase (decrease) in share activity	(10,917,585)	$(127,357,553)	(46,977,462)	$(542,932,648)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year
29
Invesco Municipal Income Fund

period. The Board considered that an overweight allocation to bonds in the tobacco sector, an underweight exposure to and security selection among bonds with a certain coupon range, and security selection among bonds domiciled in Florida detracted from Fund performance for the one-year period. In response to a follow-up request from the independent Trustees, management discussed with the Board additional reasons for the Fund’s challenged one-year performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $5 billion. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth and fifth quintile of its expense group and discussed with management reasons for such relative actual management fees and total expenses.  The independent Trustees requested and received additional information from management regarding the components of the Fund’s other nonmanagement expenses, including expenses related to litigation involving certain Fund holdings and the cost/benefit analysis regarding such litigation.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the
30
Invesco Municipal Income Fund

Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
31
Invesco Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
32
Invesco Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
VK-MINC-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco New Jersey Municipal Fund
Nasdaq:
A: ONJAX ■ C: ONJCX ■ Y: ONJYX ■ R6: IORJX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Approval of Investment Advisory and Sub-Advisory Contracts
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–104.66%
New Jersey–88.22%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds); Series 2022, RB	6.00%	06/15/2052	$1,450	$1,488,432
Casino Reinvestment Development Authority, Inc.;
Series 2024 A, Ref. RB (INS - AGI)(a)	5.00%	11/01/2040	1,500	1,561,356
Series 2024 A, Ref. RB (INS - AGI)(a)	5.00%	11/01/2042	2,900	3,000,711
Series 2024 A, Ref. RB (INS - AGI)(a)	4.00%	11/01/2044	3,000	2,818,517
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(b)	4.00%	08/01/2060	1,500	1,148,062
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing); Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	1,040	945,280
Essex (County of), NJ Improvement Authority (North Star Academy School of Newark, Inc.);
Series 2024, Ref. RB(b)	5.00%	07/15/2054	500	468,166
Series 2024, Ref. RB(b)	5.00%	07/15/2064	775	707,654
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGI)(a)(c)	0.00%	11/01/2026	140	139,257
Series 2005 A, RB (INS - AGI)(a)	5.75%	11/01/2028	2,405	2,496,384
Jersey City Municipal Utilities Authority; Series 2026 D, RB (INS - BAM)(a)	5.00%	10/15/2051	1,600	1,657,946
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB(d)	5.00%	08/15/2053	7,310	7,468,389
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange); Series 2023 A, RB(e)	5.00%	08/15/2053	8,000	8,173,343
Middlesex (County of), NJ Improvement Authority (Senior Citizens Housing); Series 2000, RB (INS - AMBAC)(a)(f)	5.50%	09/01/2030	20	20,042
New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(f)	6.50%	04/01/2031	90	92,298
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,827,463
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,033,368
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,023,536
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $2,000,000)(b)(g)	5.00%	10/01/2039	2,000	1,534,819
New Jersey (State of) Economic Development Authority (Central Jersey College Prep Charter School);
Series 2025, RB	5.00%	11/01/2045	675	665,908
Series 2025, RB	5.13%	11/01/2055	800	757,917
Series 2025, RB	5.25%	11/01/2060	1,390	1,326,053
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(f)	5.25%	09/15/2029	1,280	1,281,641
Series 2012, RB(f)	5.75%	09/15/2027	4,970	4,979,049
New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	350,019
Series 2018 A, RB	5.00%	07/01/2050	1,000	917,597
New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(b)	6.25%	11/01/2038	1,050	1,071,205
Series 2018 A, RB(b)	6.50%	11/01/2052	2,600	2,642,059
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017, RB(b)	5.25%	07/01/2037	1,215	1,195,487
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(b)	6.00%	10/01/2034	420	420,384
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	3,815	3,637,165
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(b)	5.00%	10/01/2033	1,000	986,766
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,380,576
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(b)	7.00%	08/01/2054	3,830	3,758,329
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	5,465	5,719,181
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	4,375	4,203,081
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(f)	5.00%	10/01/2047	$7,290	$7,252,306
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	2,000	2,023,039
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	40	40,130
New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	3,000	2,949,137
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School);
Series 2017 A, Ref. RB(b)	5.13%	09/01/2052	2,155	2,032,971
Series 2017, Ref. RB(b)	5.00%	09/01/2037	1,120	1,123,351
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(f)	5.38%	01/01/2043	8,650	8,656,779
New Jersey (State of) Economic Development Authority (UMM Energy Partners LLC);
Series 2012 A, RB(f)	5.00%	06/15/2037	1,515	1,513,446
Series 2012 A, RB(f)	5.13%	06/15/2043	3,250	3,172,811
New Jersey (State of) Educational Facilities Authority (Georgian Court University); Series 2017 G, Ref. RB	5.00%	07/01/2036	1,140	1,074,711
New Jersey (State of) Educational Facilities Authority (Kean University);
Series 2026, Ref. RB (INS -BAM)(a)	5.00%	07/01/2046	2,000	2,105,639
Series 2026, Ref. RB (INS -BAM)(a)	5.00%	07/01/2051	7,020	7,260,837
New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2023 A, RB	4.63%	09/01/2048	2,000	1,971,976
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	3,000	3,030,994
Series 2020 A, RB	4.00%	07/01/2050	3,000	2,533,416
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2026, Ref. RB	5.50%	07/01/2042	2,250	2,486,032
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group);
Series 2024 A, Ref. RB	4.13%	07/01/2054	3,650	3,291,462
Series 2024 A, Ref. RB	5.25%	07/01/2054	5,390	5,591,373
Series 2024, Ref. RB	5.25%	07/01/2049	2,000	2,092,814
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group); Series 2017, RB	5.00%	07/01/2042	3,445	3,468,531
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2026, VRD RB (LOC - TD Bank, N.A.)(h)(i)	2.40%	07/01/2061	11,000	11,000,000
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGI)(a)	5.00%	07/01/2046	3,785	3,789,974
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2021 C, RB(f)	3.25%	12/01/2051	500	338,589
Series 2023 B, RB(f)	4.00%	12/01/2044	1,470	1,409,981
Series 2023 C, RB(f)	5.00%	12/01/2053	2,000	1,880,341
Series 2024 C, RB(f)	5.25%	12/01/2054	2,050	2,044,971
Series 2025, Ref. RB(f)	5.50%	12/01/2055	1,000	1,002,238
Series 2026, Ref. RB(f)	4.25%	12/01/2046	4,000	3,878,432
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	788,184
Series 2018 BB, Ref. RB(f)	3.80%	10/01/2032	765	746,975
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	397,511
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	646,302
Series 2020 E, Ref. RB	2.45%	10/01/2050	515	341,663
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,241	2,285,107
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2023 J, RB	4.70%	10/01/2048	3,245	3,127,639
Series 2024 K, RB	6.00%	10/01/2055	4,545	4,859,893
Series 2025 A, RB	4.95%	11/01/2055	1,300	1,272,664
Series 2025 M, RB	5.15%	10/01/2055	1,505	1,510,898
Series 2025 M, RB	6.50%	04/01/2056	2,975	3,275,329
Subseries 2024 D-1, RB (CEP - GNMA)	5.20%	11/01/2055	2,000	2,014,280
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Infrastructure Bank (Social Bonds);
Series 2026 A-1, RB	5.00%	09/01/2051	$1,880	$1,965,990
Series 2026 A-1, RB	5.00%	09/01/2055	1,870	1,937,291
New Jersey (State of) Institute of Technology; Series 2025 A, Ref. RB (INS - BAM)(a)	5.25%	07/01/2055	2,250	2,354,009
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2037	12,000	7,501,139
Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	1,173,954
Series 2010 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2028	1,200	1,120,894
Series 2018 A, Ref. RB	4.25%	12/15/2038	3,790	3,748,741
Series 2023 AA, Ref. RB	4.25%	06/15/2044	2,000	1,893,517
Series 2023 BB, RB	5.25%	06/15/2050	5,000	5,147,978
Series 2024 CC, RB	5.25%	06/15/2050	6,500	6,732,051
Series 2024 CC, RB	4.13%	06/15/2055	1,395	1,239,940
Series 2024 CC, RB	5.25%	06/15/2055	15,000	15,420,282
Series 2025, RB(e)	5.00%	06/15/2055	7,000	7,057,397
New Jersey (State of) Turnpike Authority;
Series 2022 B, RB	5.25%	01/01/2052	3,000	3,097,204
Series 2024 B, RB	5.25%	01/01/2049	3,000	3,124,899
Series 2024 C, Ref. RB	5.00%	01/01/2045	3,000	3,115,071
Series 2025 A, RB	5.25%	01/01/2050	5,000	5,225,812
Series 2025 A, RB(d)	5.25%	01/01/2055	2,500	2,604,386
Series 2025, RB(e)	5.25%	01/01/2055	5,000	5,208,776
Series 2026 A-1, RB	5.00%	01/01/2046	5,000	5,230,480
Series 2026 A-1, RB	5.00%	01/01/2048	5,000	5,185,299
Series 2027 A, Ref. RB	5.00%	01/01/2034	1,000	1,094,675
Newark (City of), NJ Housing Authority; Series 2017, Ref. RB	4.00%	01/01/2037	1,000	984,542
Newark (City of), NJ Parking Authority (The) (Parking Facility/Office);
Series 2023, RB (INS - AGI)(a)	5.25%	02/01/2043	375	379,238
Series 2023, RB (INS - AGI)(a)	5.50%	02/01/2051	500	503,966
Passaic (County of), NJ Improvement Authority (The) (Community Charter School of Paterson);
Series 2024, RB	4.75%	01/01/2045	1,055	976,696
Series 2024, RB	5.00%	01/01/2055	1,000	911,203
Series 2024, RB	5.00%	01/01/2060	700	627,056
Passaic (County of), NJ Improvement Authority (The) (Paterson Arts & Science Charter School);
Series 2023, RB	5.38%	07/01/2053	2,000	1,935,047
Series 2023, RB	5.50%	07/01/2058	2,000	1,949,590
Passaic (County of), NJ Improvement Authority (The) (Paterson Charter School for Science and Technology Inc.);
Series 2025, RB	4.50%	07/01/2040	1,000	959,323
Series 2025, RB	5.00%	07/01/2044	750	733,733
South Jersey Port Corp.; Series 2017 B, RB(f)	5.00%	01/01/2048	6,000	5,943,438
South Jersey Transportation Authority;
Series 2020 A, RB	4.00%	11/01/2050	2,000	1,762,827
Series 2022 A, RB	4.63%	11/01/2047	1,000	964,852
Series 2022 A, RB	5.25%	11/01/2052	8,575	8,777,890
Series 2022, RB	4.50%	11/01/2042	2,000	1,976,051
Series 2022, RB (INS - BAM)(a)	5.25%	11/01/2052	2,100	2,157,582
Tender Option Bond Trust Receipts/Certificates; Series 2026, RB(e)	5.25%	03/01/2054	10,000	10,466,969
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2035	730	745,496
Series 2018 A, Ref. RB	5.00%	06/01/2046	13,235	12,909,584
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,125	3,130,856
Series 2018 B, Ref. RB	5.00%	06/01/2046	3,870	3,743,307
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(f)	5.00%	03/01/2028	35	35,067
				342,934,264
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–7.80%
New York & New Jersey (States of) Port Authority;
Series 2019, RB(f)	5.00%	11/01/2049	$7,130	$7,161,921
Series 2020 221, RB(f)	4.00%	07/15/2045	4,000	3,583,252
Series 2022, RB(f)	5.00%	01/15/2052	5,000	5,008,222
Series 2025, Ref. RB	5.25%	10/15/2055	5,500	5,751,868
Two Hundred Fifty One Series 2026, Ref. RB	5.25%	08/15/2056	5,000	5,230,672
Two Hundred Thirty Fourth Series 2022, Ref. RB(f)	5.50%	08/01/2052	2,000	2,067,609
Two Hundred Twenty Three Series 2021, Ref. RB(f)	4.00%	07/15/2041	1,635	1,498,945
				30,302,489
Puerto Rico–6.66%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,232,553
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	273	199,483
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	117	118,654
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	241,982
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	211,378
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	187,906
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	158,725
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	231	205,578
Subseries 2022, RN	0.00%	11/01/2043	140	99,603
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	115	113,300
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000; Cost $14,958)(g)	6.63%	01/01/2027	14	14,478
Series 2023 A, RB (Acquired 05/26/2000-03/25/2024; Cost $121,232)(g)	6.63%	01/01/2028	111	110,231
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	6,271	1,643,522
Series 2018 A-1, RB	5.00%	07/01/2058	7,500	7,278,638
Series 2019 A-2, RB	4.54%	07/01/2053	60	55,079
				25,871,110
Guam–1.16%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,000	1,967,205
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	2,500	2,551,291
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(f)	5.75%	09/01/2031	10	10,009
				4,528,505
Virgin Islands–0.82%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	593,686
Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,533,447
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(b)	6.00%	04/01/2053	1,000	988,607
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2007 A, RB (Acquired 10/18/2018; Cost $80,701)(g)	5.00%	07/01/2027	85	83,084
				3,198,824
Total Municipal Obligations (Cost $408,505,241)				406,835,192
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)			2,563	0
TOTAL INVESTMENTS IN SECURITIES(k)–104.66% (Cost $408,505,241)				406,835,192
FLOATING RATE NOTE OBLIGATIONS–(5.79)%
Notes with interest and fee rates ranging from 2.92% to 3.62% at 08/31/2026 and contractual maturities of collateral ranging from 08/15/2053 to 06/15/2055 (See Note 1K)(l)				(22,500,000)
OTHER ASSETS LESS LIABILITIES–1.13%				4,383,926
NET ASSETS–100.00%				$388,719,118
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco New Jersey Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $20,458,436, which represented 5.26% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $9,752,500. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(f)	Security subject to the alternative minimum tax.
(g)	Restricted security. The aggregate value of these securities at August 31, 2026 was $1,742,612, which represented less than 1% of the Fund’s Net Assets.
(h)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2026. At August 31, 2026, the
Fund’s investments with a value of $30,906,485 are held by TOB Trusts and serve as collateral for the $22,500,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco New Jersey Municipal Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $408,505,241)	$406,835,192
Receivable for:
Investments sold	2,051,592
Fund shares sold	61,122
Interest	4,428,747
Investment for trustee deferred compensation and retirement plans	56,192
Other assets	87,841
Total assets	413,520,686
Liabilities:
Floating rate note obligations	22,500,000
Payable for:
Investments purchased	1,138,119
Dividends	713,657
Fund shares reacquired	102,847
Amount due to custodian	100,856
Accrued fees to affiliates	124,164
Accrued interest expense	5,579
Accrued trustees’ and officers’ fees and benefits	13,773
Accrued other operating expenses	46,381
Trustee deferred compensation and retirement plans	56,192
Total liabilities	24,801,568
Net assets applicable to shares outstanding	$388,719,118
Net assets consist of:
Shares of beneficial interest	$564,282,930
Distributable earnings (loss)	(175,563,812)
$388,719,118
Net Assets:
Class A	$260,618,054
Class C	$15,240,890
Class Y	$112,129,570
Class R6	$730,604
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	29,884,929
Class C	1,745,507
Class Y	12,845,468
Class R6	83,731
Class A:
Net asset value per share	$8.72
Maximum offering price per share (Net asset value of $8.72 ÷ 95.75%)	$9.11
Class C:
Net asset value and offering price per share	$8.73
Class Y:
Net asset value and offering price per share	$8.73
Class R6:
Net asset value and offering price per share	$8.73
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco New Jersey Municipal Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$9,677,642
Expenses:
Advisory fees	1,090,547
Administrative services fees	27,315
Custodian fees	2,745
Distribution fees:
Class A	335,834
Class C	71,272
Interest, facilities and maintenance fees	420,123
Transfer agent fees— A, C and Y	163,928
Transfer agent fees — R6	72
Trustees’ and officers’ fees and benefits	12,625
Registration and filing fees	30,864
Reports to shareholders	6,711
Professional services fees	35,833
Other	4,945
Total expenses	2,202,814
Net investment income	7,474,828
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(434,270)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(11,367,952)
Net realized and unrealized gain (loss)	(11,802,222)
Net increase (decrease) in net assets resulting from operations	$(4,327,394)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco New Jersey Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$7,474,828	$13,033,922
Net realized gain (loss)	(434,270)	(975,648)
Change in net unrealized appreciation (depreciation)	(11,367,952)	5,486,706
Net increase (decrease) in net assets resulting from operations	(4,327,394)	17,544,980
Distributions to shareholders from distributable earnings:
Class A	(5,060,815)	(8,317,072)
Class C	(245,598)	(462,283)
Class Y	(2,207,736)	(3,744,393)
Class R6	(14,135)	(2,787)
Total distributions from distributable earnings	(7,528,284)	(12,526,535)
Share transactions–net:
Class A	(7,734,105)	96,039,586
Class C	(637,326)	(1,539,141)
Class Y	9,410,360	6,432,867
Class R6	669,295	(5,012)
Net increase in net assets resulting from share transactions	1,708,224	100,928,300
Net increase (decrease) in net assets	(10,147,454)	105,946,745
Net assets:
Beginning of period	398,866,572	292,919,827
End of period	$388,719,118	$398,866,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco New Jersey Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$8.99	$0.17	$(0.27)	$(0.10)	$(0.17)	$8.72	(1.15)%	$260,618	1.15%(d)	1.15%(d)	0.94%(d)	3.73%(d)	10%
Year ended 02/28/26	8.96	0.32	0.02	0.34	(0.31)	8.99	3.93	276,417	1.16	1.16	0.95	3.70	25
Year ended 02/28/25	8.96	0.30	(0.01)	0.29	(0.29)	8.96	3.32	175,610	1.09	1.09	0.98	3.39	25
Year ended 02/29/24	8.80	0.29	0.19	0.48	(0.32)	8.96	5.60	178,389	1.09	1.09	0.99	3.34	25
Year ended 02/28/23	9.75	0.28	(0.86)	(0.58)	(0.37)	8.80	(5.96)	191,328	1.04	1.04	0.97	3.11	31
Year ended 02/28/22	9.86	0.28	(0.02)	0.26	(0.37)	9.75	2.63	214,469	1.08	1.09	0.98	2.73	9
Class C
Six months ended 08/31/26	9.00	0.14	(0.27)	(0.13)	(0.14)	8.73	(1.47)	15,241	1.80 (d)	1.80 (d)	1.59 (d)	3.08 (d)	10
Year ended 02/28/26	8.98	0.27	—	0.27	(0.25)	9.00	3.14	16,347	1.81	1.81	1.60	3.05	25
Year ended 02/28/25	8.97	0.25	0.00	0.25	(0.24)	8.98	2.77	17,905	1.74	1.74	1.63	2.74	25
Year ended 02/29/24	8.81	0.24	0.18	0.42	(0.26)	8.97	4.92	19,686	1.74	1.74	1.64	2.69	25
Year ended 02/28/23	9.77	0.22	(0.87)	(0.65)	(0.31)	8.81	(6.67)	20,606	1.69	1.69	1.62	2.46	31
Year ended 02/28/22	9.88	0.21	(0.01)	0.20	(0.31)	9.77	1.97	22,184	1.73	1.74	1.63	2.08	9
Class Y
Six months ended 08/31/26	9.00	0.18	(0.27)	(0.09)	(0.18)	8.73	(1.02)	112,130	0.90 (d)	0.90 (d)	0.69 (d)	3.98 (d)	10
Year ended 02/28/26	8.97	0.35	0.01	0.36	(0.33)	9.00	4.19	106,029	0.91	0.91	0.70	3.95	25
Year ended 02/28/25	8.97	0.33	(0.01)	0.32	(0.32)	8.97	3.58	99,327	0.84	0.84	0.73	3.64	25
Year ended 02/29/24	8.81	0.32	0.18	0.50	(0.34)	8.97	5.86	87,873	0.84	0.84	0.74	3.59	25
Year ended 02/28/23	9.76	0.30	(0.86)	(0.56)	(0.39)	8.81	(5.72)	66,288	0.79	0.79	0.72	3.36	31
Year ended 02/28/22	9.88	0.30	(0.02)	0.28	(0.40)	9.76	2.78	44,427	0.84	0.84	0.74	2.97	9
Class R6
Six months ended 08/31/26	8.99	0.18	(0.26)	(0.08)	(0.18)	8.73	(0.88)	731	0.84 (d)	0.84 (d)	0.63 (d)	4.04 (d)	10
Year ended 02/28/26	8.96	0.35	0.02	0.37	(0.34)	8.99	4.25	74	0.85	0.85	0.64	4.01	25
Year ended 02/28/25	8.96	0.33	(0.01)	0.32	(0.32)	8.96	3.65	79	0.77	0.77	0.66	3.71	25
Year ended 02/29/24	8.80	0.32	0.19	0.51	(0.35)	8.96	5.93	154	0.78	0.78	0.68	3.65	25
Year ended 02/28/23	9.76	0.30	(0.86)	(0.56)	(0.40)	8.80	(5.76)	45	0.74	0.74	0.67	3.41	31
Year ended 02/28/22	9.86	0.31	0.00	0.31	(0.41)	9.76	3.06	10	0.72	0.77	0.62	3.09	9

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco New Jersey Municipal Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco New Jersey Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
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Invesco New Jersey Municipal Fund

D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of
12
Invesco New Jersey Municipal Fund

the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Over $1 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.55%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company
13
Invesco New Jersey Municipal Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $4,043 in front-end sales commissions from the sale of Class A shares and $139 and $360 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$406,835,192	$—	$406,835,192
Preferred Stocks	—	—	0	0
Total Investments	$—	$406,835,192	$0	$406,835,192
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2026, the Fund engaged in securities purchases of $16,014,463 and securities sales of $6,000,215, which did not result in any net realized gains (losses).
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure
14
Invesco New Jersey Municipal Fund

to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2026, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2026 were $22,500,000 and 3.05%, respectively.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$22,741,689	$152,753,107	$175,494,796
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $39,303,841 and $41,762,260, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,144,075
Aggregate unrealized (depreciation) of investments	(6,193,901)
Net unrealized appreciation (depreciation) of investments	$(1,049,826)
Cost of investments for tax purposes is $407,885,018.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	723,858	$6,410,507	14,983,467	$129,390,655
Class C	93,476	827,559	292,879	2,583,413
Class Y	2,169,316	19,253,848	4,576,424	40,010,712
Class R6	75,916	672,611	-	-
Issued as reinvestment of dividends:
Class A	205,949	1,819,947	439,954	3,864,501
Class C	17,273	152,839	33,723	296,238
Class Y	158,050	1,398,338	288,338	2,531,349
Class R6	1,009	8,956	4	31
Automatic conversion of Class C shares to Class A shares:
Class A	25,465	225,946	118,459	1,030,322
Class C	(25,436)	(225,946)	(118,294)	(1,030,322)
15
Invesco New Jersey Municipal Fund

Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(1,826,974)	$(16,190,505)	(4,377,995)	$(38,245,892)
Class C	(156,449)	(1,391,778)	(386,600)	(3,388,470)
Class Y	(1,268,257)	(11,241,826)	(4,148,787)	(36,109,194)
Class R6	(1,377)	(12,272)	(581)	(5,043)
Net increase in share activity	191,819	$1,708,224	11,700,991	$100,928,300

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16
Invesco New Jersey Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco New Jersey Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New Jersey Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the third quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and reasonably comparable to the performance of the
17
Invesco New Jersey Municipal Fund

Index for the three and five year periods.  The Board considered that security selection among AA-rated bonds, intermediate duration bonds, and higher education bonds detracted from the Fund’s performance for the one year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expense ratio driving total expenses relative to peers.  The independent Trustees also considered additional information provided by management, including with respect to how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers and how the Fund generally holds more high yield and unrated positions than others in its expense group and the related additional resources necessary. The independent Trustees also considered information presented by management regarding the Fund’s consistent level of income provided to shareholders, and how such income levels compare to peers.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco
18
Invesco New Jersey Municipal Fund

Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
19
Invesco New Jersey Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20
Invesco New Jersey Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-RONJM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Pennsylvania Municipal Fund
Nasdaq:
A: OPATX ■ C: OPACX ■ Y: OPAYX ■ R6: IORPX

2	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Approval of Investment Advisory and Sub-Advisory Contracts
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–110.41%
Pennsylvania–99.21%
Adams (County of), PA General Authority (Brethren Home Community (The)); Series 2024, Ref. RB	5.00%	06/01/2054	$4,100	$3,903,224
Adams (County of), PA General Authority (Gettysburg College); Series 2025, Ref. RB	5.00%	08/15/2050	1,245	1,230,060
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	1,750	1,711,576
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2056	6,000	5,907,574
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport);
Series 2021 A, RB(b)	5.00%	01/01/2051	16,320	16,117,686
Series 2021 A, RB (INS - AGI)(a)(b)	4.00%	01/01/2056	5,555	4,643,829
Series 2023 A, RB (INS - AGI)(a)(b)	5.50%	01/01/2053	1,810	1,855,298
Series 2025 A, RB (INS - AGI)(a)(b)(c)	5.50%	01/01/2055	25,000	25,741,734
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2026, RB	4.50%	03/01/2050	4,395	4,100,306
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 1998 A, Ref. RB (INS - BAM)(a)	6.00%	05/01/2028	55	57,081
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	3,250	3,214,625
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(d)	3.55%	02/01/2037	390	391,978
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,405	1,344,481
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	3,990	4,173,920
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,010	1,010,081
Allegheny (County of), PA Sanitary Authority;
Series 2022, RB	5.75%	06/01/2052	3,250	3,450,395
Series 2025, RB(c)	5.00%	12/01/2055	4,000	4,040,388
Series 2025, Ref. RB	5.00%	12/01/2055	10,000	10,100,962
Allentown (City of), PA Commercial and Industrial Development Authority (Executive Education Academy Charter School); Series 2024, Ref. RB(e)	5.00%	07/01/2059	7,000	6,171,136
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.00%	05/01/2042	3,915	3,869,660
Series 2018, RB(e)	5.38%	05/01/2042	4,000	4,028,644
Series 2024, RB(e)	5.00%	05/01/2042	7,335	7,489,683
Series 2025, RB(e)	5.50%	05/01/2032	1,300	1,382,097
Series 2025, RB(e)	6.00%	05/01/2042	2,000	2,154,030
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(e)	6.25%	05/01/2042	3,250	3,274,690
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street);
Series 2024, RB(e)	5.25%	05/01/2032	545	557,913
Series 2024, RB(e)	5.25%	05/01/2042	1,275	1,295,193
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,127,703
Series 2017 C, RB	5.00%	05/15/2042	1,600	1,592,996
Series 2017 C, RB	5.00%	05/15/2047	1,650	1,595,952
Bucks (County of), PA Industrial Development Authority (Grand View Hospital);
Series 2021, RB	4.00%	07/01/2051	2,475	2,057,623
Series 2021, RB	5.00%	07/01/2054	4,555	4,417,419
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	271,710
Cheltenham (Township of), PA; Series 2018, GO Bonds	4.00%	07/01/2048	560	459,714
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $88,187)(f)	3.25%	12/01/2029	90	80,986
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $299,910)(f)	4.00%	12/01/2039	305	226,789
Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $7,351,171)(f)	5.00%	12/01/2051	8,000	5,986,746
Chester (County of), PA Health & Education Facilities Authority (Tel Hai Retirement Community); Series 2025, Ref. RB	5.25%	06/01/2055	1,800	1,807,973
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	$770	$693,551
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,895	2,523,319
Chester (County of), PA Industrial Development Authority (Green Bonds); Series 2021, RB	4.00%	12/01/2051	5,000	4,337,268
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2024, Ref. RB(e)	4.50%	10/01/2049	800	675,180
Series 2024, Ref. RB(e)	4.50%	10/01/2054	645	525,891
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	1,000,000
Series 2013, RB	5.00%	08/01/2045	3,175	2,987,145
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(e)	4.38%	03/01/2028	72	72,216
Series 2018, RB(e)	5.13%	03/01/2048	576	564,541
Chester Upland School District; Series 2022, GO Bonds	6.20%	10/01/2042	5,000	5,435,943
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2034	300	212,901
Series 2020 A, GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2038	2,700	1,490,957
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2033	500	373,924
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2034	980	695,476
Series 2020 C, Ref. GO Notes (INS - BAM)(a)(g)	0.00%	10/01/2033	1,000	747,849
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2034	2,500	2,572,011
Series 2018, RB	5.00%	06/01/2035	500	513,463
Cumberland (County of), PA Municipal Authority; Series 2015, Ref. RB	5.00%	01/01/2038	425	425,145
Cumberland County Municipal Authority;
Series 2026, Ref. RB	5.00%	05/01/2044	1,990	2,071,981
Series 2026, Ref. RB	5.50%	06/01/2051	3,000	3,019,647
Series 2026, Ref. RB	5.00%	05/01/2056	2,000	1,997,716
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,175	1,113,117
Series 2019, Ref. RB	5.00%	05/01/2048	1,000	881,972
Delaware (County of), PA Authority (Elywn); Series 2017, Ref. RB	5.00%	06/01/2027	90	90,587
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,015	1,010,271
Series 2016, Ref. RB	5.00%	10/01/2035	1,755	1,707,652
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(e)	5.13%	06/01/2046	2,080	1,965,922
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey); Series 2026 A, RB	5.25%	07/01/2048	1,000	1,059,481
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	1,000	918,011
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities); Series 2016, Ref. RB	5.00%	12/01/2039	3,150	3,150,208
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program); Series 2021, RB	4.00%	05/01/2041	1,130	945,798
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,000	990,925
Series 2018, Ref. RB	5.00%	12/01/2043	475	448,207
Series 2018, Ref. RB	5.00%	12/01/2053	7,080	6,104,733
Series 2019, RB	5.00%	12/01/2039	755	737,612
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,322,006
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	4.00%	12/01/2044	1,150	979,166
Series 2019, RB	5.00%	12/01/2049	5,340	5,027,405
Lancaster (City of), PA Municipal Authority (Garden Spot Village);
Series 2024 B, RB	5.00%	05/01/2054	1,880	1,777,234
Series 2024, RB	5.00%	05/01/2059	1,500	1,401,449
Series 2024, Ref. RB	5.00%	05/01/2044	1,375	1,380,434
Series 2024, Ref. RB	5.00%	05/01/2049	1,635	1,578,901
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (City of), PA Municipal Authority (Luthercare);
Series 2025 A, Ref. RB	5.00%	12/01/2045	$750	$759,386
Series 2025 A, Ref. RB	5.00%	12/01/2055	2,890	2,756,864
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	2,000	1,978,217
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	615,709
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,049,945
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	1,550	1,545,002
Latrobe (City of), PA Industrial Development Authority (Seton Hill University); Series 2021, Ref. RB	4.00%	03/01/2051	485	363,391
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	10,000	10,051,689
Series 2019, Ref. RB	4.00%	07/01/2049	7,000	5,909,317
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 B, RB (Acquired 07/31/2014-09/15/2020; Cost $1,201,241)(f)(h)(i)	7.50%	02/01/2044	1,725	1,447,176
Series 2014 C, RB (Acquired 08/06/1998-07/31/2014; Cost $22)(f)(g)(j)	0.00%	02/01/2044	2,722	28
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	5,750	4,497,413
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Dual Language Charter School); Series 2023, RB	7.00%	06/01/2053	3,715	3,895,418
Lehigh (County of), PA General Purpose Authority (Muhlenberg College); Series 2024, Ref. RB	5.25%	02/01/2054	7,880	7,563,394
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	930	934,762
Series 2022 A, RB	4.50%	01/01/2045	800	753,971
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2026	1,000	1,000,380
Series 2014 A, Ref. RB	5.00%	10/01/2027	390	386,049
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	754,699
Series 2017, Ref. RB	5.00%	12/01/2047	2,915	2,828,562
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2044	1,000	881,425
Series 2019, Ref. RB	4.00%	09/01/2049	5,500	4,688,626
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2020 C, RB	4.00%	11/15/2043	550	507,493
Series 2020 C, RB	5.00%	11/15/2045	1,970	1,980,496
Series 2025 A, Ref. RB	5.00%	11/15/2055	10,000	9,757,821
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	5,000	4,849,269
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.);
Series 2019, Ref. RB	5.00%	12/01/2044	1,500	1,500,286
Series 2019, Ref. RB	5.00%	12/01/2049	1,300	1,245,382
Montgomery (County of), PA Redevelopment Authority (River Pionte); Series 2023, RB(e)	6.50%	09/01/2043	3,120	3,189,491
Muhlenberg School District; Series 2024, GO Bonds	5.00%	05/15/2049	1,260	1,279,753
Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,250,963
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2046	1,170	1,170,171
Series 2018 A, Ref. RB	4.00%	08/15/2048	5,000	4,304,870
Series 2024, Ref. RB (INS - AGI)(a)	5.25%	08/15/2053	4,255	4,345,946
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	495,596
Series 2019, Ref. RB	5.00%	11/01/2044	950	902,640
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	949,356
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.);
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(f)(j)	5.00%	06/30/2027	14,827	6,523,708
Series 2013, RB(j)	5.00%	06/30/2027	8,167	1,470,077
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	2,880,513
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,145,492
Pennsylvania (Commonwealth of); Series 2018 A, Ref. COP	4.00%	07/01/2046	540	493,700
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2053	$3,250	$2,739,356
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013 C, RB (INS - AGI)(a)(g)	0.00%	01/01/2044	775	323,891
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(e)(k)	5.45%	03/27/2035	4,000	4,288,562
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(e)	3.25%	08/01/2039	6,550	5,046,814
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Eastern University); Series 2026, RB	5.25%	10/01/2050	4,700	4,413,590
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	626,726
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	3,000	3,004,217
Series 2022, RB (INS - AGI)(a)(b)	5.00%	12/31/2057	10,145	10,047,001
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	13,590	13,607,630
Series 2015, RB(b)	5.00%	06/30/2042	3,750	3,754,871
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2046	4,330	3,792,011
Series 2023, RB	5.25%	07/01/2049	1,300	1,305,836
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2026 A, Ref. RB	5.25%	12/15/2051	8,000	8,189,721
Series 2026 A, Ref. RB	5.00%	12/15/2056	10,000	9,904,693
Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2023 B, RB(b)	5.00%	06/01/2050	800	729,796
Series 2024-1C, RB(b)	5.00%	06/01/2051	2,000	1,842,945
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority; Series 2026, Ref. RB	5.00%	08/15/2035	2,000	2,251,154
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2024, VRD RB (LOC - PNC Bank, N.A.)(l)(m)	3.03%	11/01/2061	6,000	6,000,000
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2019, RB	4.00%	08/15/2049	1,000	869,934
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania) ; Series 2025 A, RB(c)(n)	4.25%	02/15/2055	7,500	6,893,358
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	968,015
Pennsylvania (Commonwealth of) Housing Finance Agency;
Series 2019-131 A, RB	3.10%	10/01/2044	2,500	1,984,003
Series 2026 1A, RB	4.75%	10/01/2046	2,000	1,938,549
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 141-A, RB	5.75%	10/01/2053	670	704,611
Series 2023 143-A, RB	5.30%	04/01/2044	2,020	2,075,745
Series 2024-145A, RB	6.00%	10/01/2054	3,010	3,223,327
Series 2024-146A, RB	4.75%	04/01/2053	5,000	4,770,023
Series 2025-148A, RB(c)	4.80%	10/01/2055	5,000	4,833,676
Series 2025-149A, RB(c)	5.15%	10/01/2050	10,000	9,970,347
Series 2026 153A, RB	4.75%	10/01/2046	3,000	2,922,670
Series 2026, RB	4.70%	10/01/2051	5,000	4,855,297
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016, Ref. RB(k)(o)	5.00%	12/01/2026	5	5,029
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 E, RB	6.38%	12/01/2038	11,435	11,831,878
Series 2020 B, RB	5.00%	12/01/2050	5,150	5,211,219
Series 2021 A, RB	4.00%	12/01/2050	3,000	2,588,041
Series 2022 B, Ref. RB	5.25%	12/01/2052	3,000	3,073,229
Series 2023 A, Ref. RB	5.00%	12/01/2053	6,400	6,463,167
Series 2023 A, Ref. RB	5.25%	12/01/2053	5,915	6,062,891
Series 2025 B, RB(c)	5.25%	12/01/2055	5,000	5,178,142
Series 2026 A, RB	5.00%	12/01/2056	4,625	4,688,330
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania State University (The);
Series 2024, RB	5.00%	09/01/2049	$2,640	$2,694,701
Series 2026 A, Ref. RB	5.25%	09/01/2051	10,000	10,498,883
Philadelphia (City of), PA;
Series 2017 A, RB	5.25%	10/01/2052	7,405	7,458,203
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	2,225	1,900,775
Series 2023 B, RB (INS - AGI)(a)(c)	5.50%	09/01/2053	7,500	7,839,733
Series 2024 C, RB (INS - AGI)(a)	5.25%	09/01/2049	9,050	9,466,876
Series 2024 C, RB (INS - AGI)(a)(c)	5.25%	09/01/2049	2,500	2,615,161
Series 2025 B, Ref. RB(b)	5.00%	07/01/2055	2,500	2,462,975
Sixteenth Series 2020 A, RB (INS - AGI)(a)	4.00%	08/01/2045	1,735	1,620,807
Philadelphia (City of), PA (1998 General Ordinance);
Series 2024, RB	5.25%	08/01/2049	5,900	6,083,715
Series 2024, RB (INS - AGI)(a)	5.25%	08/01/2054	8,595	8,866,839
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB(k)(o)	5.00%	05/01/2027	1,230	1,248,877
Series 2017, RB	5.00%	11/01/2047	1,270	1,236,859
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia (The)); Series 2024 A, RB(c)	5.25%	07/01/2049	27,870	29,088,680
Philadelphia (City of), PA Authority for Industrial Development (Discovery Charter School); Series 2022, Ref. RB(e)	5.00%	04/15/2052	2,100	1,813,618
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter School ); Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	947,267
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	165	163,260
Series 2019, RB	5.00%	06/15/2050	350	312,426
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR (Acquired 10/07/2010; Cost $1,560,000)(f)(j)	5.38%	06/15/2030	1,560	1,170,000
Series 2010 A, IDR (Acquired 08/26/2010; Cost $4,000,000)(f)(j)	5.63%	06/15/2042	4,000	3,000,000
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	820	634,606
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II); Series 2020, RB	5.00%	08/01/2050	1,775	1,664,638
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,720	1,693,567
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/ Morrisville); Series 2005 A, RB	5.63%	07/01/2035	1,900	1,902,469
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,245	1,245,450
Philadelphia (City of), PA Authority for Industrial Development (Social Bonds);
Series 2024, Ref. RB(e)	5.00%	06/15/2039	1,110	1,100,611
Series 2024, Ref. RB(e)	5.00%	06/15/2043	1,000	970,054
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,016,522
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	9,385	9,049,791
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2049	4,500	4,063,818
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,215	2,215,798
Pittsburgh (City of), PA Water & Sewer Authority; Series 2025 A, RB	5.00%	09/01/2052	3,500	3,538,851
Scranton-Lackawanna Health and Welfare Authority (University of Scranton);
Series 2025 A, Ref. RB	5.00%	11/01/2050	2,165	2,142,722
Series 2025 A, Ref. RB	4.38%	11/01/2055	2,325	1,969,854
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2047	3,000	3,123,179
Susquehanna Area Regional Airport Authority; Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,355,419
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	145	147,382
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
West Cornwall Township Municipal Authority (Lebanon Valley Brethren Home);
Series 2026, Ref. RB	5.13%	11/15/2046	$670	$679,120
Series 2026, Ref. RB	5.13%	11/15/2052	3,750	3,661,779
Series 2026, Ref. RB	5.13%	11/15/2056	4,000	3,864,804
				641,785,900
Puerto Rico–9.90%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	8,220	8,368,869
Series 2005 A, RB(g)	0.00%	05/15/2050	45,770	9,208,064
Series 2008 A, RB(g)	0.00%	05/15/2057	415,530	15,902,832
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	2,000	1,461,567
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	714	726,104
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,480,803
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,477,475
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,293,529
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,362	1,264,594
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,258,039
Subseries 2022, RN	0.00%	11/01/2043	5,508	3,931,657
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB(j)	5.00%	07/01/2032	1,225	908,031
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	126	123,906
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2046	3,912	1,408,122
Series 2018 A-1, RB(g)	0.00%	07/01/2051	7,242	1,898,005
Series 2018 A-1, RB	5.00%	07/01/2058	5,037	4,888,333
Series 2019 A-2, RB	4.33%	07/01/2040	2,750	2,691,753
Series 2019 A-2, RB	4.54%	07/01/2053	91	83,536
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,148,193
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,203,184
Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,287,214
				64,013,810
Virgin Islands–1.05%
Tobacco Settlement Financing Corp.;
Series 2006, RB(g)	0.00%	05/15/2035	4,150	2,129,846
Series 2006, RB(g)	0.00%	05/15/2035	2,195	1,184,673
Series 2006, RB(g)	0.00%	05/15/2035	7,000	3,462,622
				6,777,141
Guam–0.25%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	1,000	1,020,516
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	395	395,368
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(b)	6.60%	03/15/2028	220	222,851
				1,638,735
TOTAL INVESTMENTS IN SECURITIES(p)–110.41% (Cost $764,598,160)				714,215,586
FLOATING RATE NOTE OBLIGATIONS–(10.94)%
Notes with interest and fee rates ranging from 2.83% to 3.57% at 08/31/2026 and contractual maturities of collateral ranging from 07/01/2049 to 12/01/2055 (See Note 1K)(q)				(70,790,000)
OTHER ASSETS LESS LIABILITIES–0.53%				3,466,383
NET ASSETS–100.00%				$646,891,969
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Pennsylvania Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2026.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $50,435,946, which represented 7.80% of the Fund’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at August 31, 2026 was $18,435,433, which represented 2.85% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $13,071,844, which represented 2.02% of the Fund’s Net Assets.

(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(o)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(p)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	10.83%

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2026. At August 31, 2026, the
Fund’s investments with a value of $96,201,220 are held by TOB Trusts and serve as collateral for the $70,790,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Pennsylvania Municipal Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $764,598,160)	$714,215,586
Cash	7,588,354
Receivable for:
Investments sold	87,000
Fund shares sold	140,435
Interest	8,392,579
Investment for trustee deferred compensation and retirement plans	101,521
Other assets	125,519
Total assets	730,650,994
Liabilities:
Floating rate note obligations	70,790,000
Payable for:
Investments purchased	10,514,200
Dividends	1,069,548
Fund shares reacquired	955,119
Accrued fees to affiliates	239,526
Accrued interest expense	10,106
Accrued trustees’ and officers’ fees and benefits	20,593
Accrued other operating expenses	56,162
Trustee deferred compensation and retirement plans	103,771
Total liabilities	83,759,025
Net assets applicable to shares outstanding	$646,891,969
Net assets consist of:
Shares of beneficial interest	$858,773,433
Distributable earnings (loss)	(211,881,464)
$646,891,969
Net Assets:
Class A	$436,574,013
Class C	$32,944,860
Class Y	$171,910,155
Class R6	$5,462,941
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	44,641,179
Class C	3,378,938
Class Y	17,566,350
Class R6	558,983
Class A:
Net asset value per share	$9.78
Maximum offering price per share (Net asset value of $9.78 ÷ 95.75%)	$10.21
Class C:
Net asset value and offering price per share	$9.75
Class Y:
Net asset value and offering price per share	$9.79
Class R6:
Net asset value and offering price per share	$9.77
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Pennsylvania Municipal Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$18,743,525
Expenses:
Advisory fees	1,580,596
Administrative services fees	46,015
Custodian fees	3,341
Distribution fees:
Class A	560,781
Class C	160,073
Interest, facilities and maintenance fees	1,285,653
Transfer agent fees — A, C and Y	252,301
Transfer agent fees — R6	562
Trustees’ and officers’ fees and benefits	13,719
Registration and filing fees	32,031
Reports to shareholders	11,485
Professional services fees	39,257
Other	6,584
Total expenses	3,992,398
Net investment income	14,751,127
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(49,832))	(4,018,449)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(22,983,705)
Net realized and unrealized gain (loss)	(27,002,154)
Net increase (decrease) in net assets resulting from operations	$(12,251,027)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Pennsylvania Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$14,751,127	$29,014,864
Net realized gain (loss)	(4,018,449)	(7,829,277)
Change in net unrealized appreciation (depreciation)	(22,983,705)	(5,348,720)
Net increase (decrease) in net assets resulting from operations	(12,251,027)	15,836,867
Distributions to shareholders from distributable earnings:
Class A	(10,490,423)	(20,409,287)
Class C	(713,909)	(1,516,801)
Class Y	(4,081,245)	(7,827,148)
Class R6	(128,378)	(57,717)
Total distributions from distributable earnings	(15,413,955)	(29,810,953)
Share transactions–net:
Class A	(18,219,579)	(28,476,895)
Class C	(3,667,379)	(8,503,215)
Class Y	10,900,902	(14,798,626)
Class R6	4,397,424	(169,765)
Net increase (decrease) in net assets resulting from share transactions	(6,588,632)	(51,948,501)
Net increase (decrease) in net assets	(34,253,614)	(65,922,587)
Net assets:
Beginning of period	681,145,583	747,068,170
End of period	$646,891,969	$681,145,583
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Pennsylvania Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$10.19	$0.22	$(0.40)	$(0.18)	$(0.23)	$9.78	(1.78)%(d)	$436,574	1.22%(d)(e)	1.22%(d)(e)	0.84%(d)(e)	4.37%(d)(e)	13%
Year ended 02/28/26	10.36	0.42	(0.16)	0.26	(0.43)	10.19	2.66 (d)	473,746	1.26 (d)	1.26 (d)	0.84 (d)	4.17 (d)	38
Year ended 02/28/25	10.37	0.34	0.06	0.40	(0.41)	10.36	3.92 (d)	511,501	0.93 (d)	0.93 (d)	0.84 (d)	3.28 (d)	28
Year ended 02/29/24	10.17	0.35	0.23	0.58	(0.38)	10.37	5.88	535,069	0.95	0.95	0.84	3.40	11
Year ended 02/28/23	11.30	0.37	(1.16)	(0.79)	(0.34)	10.17	(7.04)(d)	565,422	0.89 (d)	0.89 (d)	0.82 (d)	3.51 (d)	19
Year ended 02/28/22	11.47	0.33	(0.15)	0.18	(0.35)	11.30	1.53 (d)	671,015	0.87 (d)	0.87 (d)	0.82 (d)	2.82 (d)	8
Class C
Six months ended 08/31/26	10.16	0.19	(0.40)	(0.21)	(0.20)	9.75	(2.11)(f)	32,945	1.86 (e)(f)	1.86 (e)(f)	1.48 (e)(f)	3.73 (e)(f)	13
Year ended 02/28/26	10.33	0.35	(0.16)	0.19	(0.36)	10.16	1.99	38,088	1.92	1.92	1.50	3.51	38
Year ended 02/28/25	10.33	0.27	0.07	0.34	(0.34)	10.33	3.36	47,564	1.59	1.59	1.50	2.62	28
Year ended 02/29/24	10.13	0.28	0.24	0.52	(0.32)	10.33	5.20	56,546	1.60	1.60	1.49	2.75	11
Year ended 02/28/23	11.27	0.30	(1.17)	(0.87)	(0.27)	10.13	(7.72)(f)	62,564	1.53 (f)	1.53 (f)	1.46 (f)	2.87 (f)	19
Year ended 02/28/22	11.43	0.25	(0.14)	0.11	(0.27)	11.27	0.96	84,383	1.53	1.53	1.48	2.16	8
Class Y
Six months ended 08/31/26	10.20	0.23	(0.40)	(0.17)	(0.24)	9.79	(1.66)	171,910	0.98 (e)	0.98 (e)	0.60 (e)	4.61 (e)	13
Year ended 02/28/26	10.37	0.44	(0.16)	0.28	(0.45)	10.20	2.91	168,097	1.02	1.02	0.60	4.41	38
Year ended 02/28/25	10.37	0.36	0.07	0.43	(0.43)	10.37	4.27	186,592	0.69	0.69	0.60	3.52	28
Year ended 02/29/24	10.17	0.37	0.24	0.61	(0.41)	10.37	6.14	162,858	0.70	0.70	0.59	3.65	11
Year ended 02/28/23	11.31	0.39	(1.17)	(0.78)	(0.36)	10.17	(6.89)	143,677	0.65	0.65	0.57	3.75	19
Year ended 02/28/22	11.47	0.36	(0.14)	0.22	(0.38)	11.31	1.87	135,503	0.63	0.63	0.58	3.06	8
Class R6
Six months ended 08/31/26	10.19	0.23	(0.40)	(0.17)	(0.25)	9.77	(1.73)	5,463	0.92 (e)	0.92 (e)	0.54 (e)	4.67 (e)	13
Year ended 02/28/26	10.36	0.45	(0.16)	0.29	(0.46)	10.19	2.97	1,215	0.95	0.95	0.53	4.48	38
Year ended 02/28/25	10.36	0.37	0.07	0.44	(0.44)	10.36	4.34	1,410	0.62	0.62	0.53	3.59	28
Year ended 02/29/24	10.16	0.37	0.24	0.61	(0.41)	10.36	6.21	1,412	0.64	0.64	0.53	3.71	11
Year ended 02/28/23	11.29	0.40	(1.16)	(0.76)	(0.37)	10.16	(6.76)	1,138	0.59	0.59	0.52	3.81	19
Year ended 02/28/22	11.46	0.36	(0.14)	0.22	(0.39)	11.29	1.86	1,068	0.55	0.55	0.50	3.14	8

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
August 31, 2026 and the years ended February 28, 2026, 2025, 2023 and 2022, respectively.

(e)	Annualized.
(f)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.88% and 0.89% for the six months ended August 31, 2026 and the year ended February 28, 2023, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Pennsylvania Municipal Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Pennsylvania Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
13
Invesco Pennsylvania Municipal Fund

D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of
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Invesco Pennsylvania Municipal Fund

the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
M.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.510%
Next $250 million	0.410%
Next $250 million	0.400%
Next $1 billion	0.380%
Next $3 billion	0.345%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.47%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company
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Invesco Pennsylvania Municipal Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A shares and up to 0.15% of the average daily net assets of Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $9,677 in front-end sales commissions from the sale of Class A shares and $21,325 and $1,503 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$712,768,410	$1,447,176	$714,215,586
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2026, the Fund engaged in securities purchases of $22,789,937 and securities sales of $18,732,895, which resulted in net realized gains (losses) of $(49,832).
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $14,946 with an average interest rate of 3.86%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its
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Invesco Pennsylvania Municipal Fund

fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2026, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2026 were $71,627,143 and 3.16%, respectively.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$17,775,362	$149,116,154	$166,891,516
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $91,777,218 and $105,874,961, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$9,475,000
Aggregate unrealized (depreciation) of investments	(58,829,437)
Net unrealized appreciation (depreciation) of investments	$(49,354,437)
Cost of investments for tax purposes is $763,570,023.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	1,512,771	$15,161,966	5,164,949	$51,857,473
Class C	215,026	2,144,686	585,305	5,836,045
Class Y	3,436,077	34,382,175	6,744,046	67,508,469
Class R6	509,469	5,097,199	11,514	114,475
Issued as reinvestment of dividends:
Class A	629,009	6,267,753	1,253,584	12,530,221
Class C	49,226	489,144	106,545	1,061,542
Class Y	216,256	2,155,802	411,347	4,114,531
Class R6	5,729	57,081	1,955	19,531
Automatic conversion of Class C shares to Class A shares:
Class A	223,205	2,222,207	485,880	4,845,121
Class C	(223,897)	(2,222,207)	(487,376)	(4,845,121)
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Invesco Pennsylvania Municipal Fund

Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(4,192,265)	$(41,871,505)	(9,789,318)	$(97,709,710)
Class C	(409,092)	(4,079,002)	(1,061,006)	(10,555,681)
Class Y	(2,563,042)	(25,637,075)	(8,668,991)	(86,421,626)
Class R6	(75,419)	(756,856)	(30,381)	(303,771)
Net increase (decrease) in share activity	(666,947)	$(6,588,632)	(5,271,947)	$(51,948,501)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco Pennsylvania Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Pennsylvania Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one
19
Invesco Pennsylvania Municipal Fund

and three year periods and above the performance of the Index for the five year period.  The Board considered that security selection among zero-coupon bonds, security selection among non-rated bonds, and security selection in and an overweight allocation among tobacco bonds detracted from the Fund’s performance for the one year period; and the Fund’s relative longer duration positioning detracted from the Fund’s three-year performance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparable to and above, respectfully, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth quintile and fifth quintile, respectively, of its expense group and discussed with management reasons for such relative actual management fees and total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expense ratio driving total expenses relative to peers.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
20
Invesco Pennsylvania Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
21
Invesco Pennsylvania Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROPAM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Rochester® AMT-Free New York Municipal Fund
Nasdaq:
A: OPNYX ■ C: ONYCX ■ Y: ONYYX ■ R6: IORNX

2	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
20	Approval of Investment Advisory and Sub-Advisory Contracts
23	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.36%
New York–93.65%
Albany (County of), NY Airport Authority; Series 2018 A, RB	5.00%	12/15/2048	$2,585	$2,596,004
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	1,535	1,469,338
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	450	410,267
Battery Park (City of), NY Authority (Green Bonds); Series 2025, Ref. RB	5.25%	11/01/2055	2,000	2,094,971
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	215	215,404
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	1,000	1,004,980
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB (Acquired 01/18/2013-02/13/2020; Cost $2,442,107)(a)(b)	5.25%	04/01/2035	2,442	32,968
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $689,002)(a)(b)(c)	5.00%	10/01/2038	681	9,201
Buffalo Parking Authority; Series 2026, RB (INS - AGI)(d)	5.00%	06/15/2056	300	306,772
Build NYC Resource Corp. (261 walton Facility LLC - Zeta Charter Schools, Inc.);
Series 2026, RB(c)	5.25%	06/01/2046	150	147,498
Series 2026, RB(c)	5.50%	06/01/2056	250	241,185
Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(c)	5.50%	09/01/2045	1,925	1,887,083
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2049	1,240	1,059,138
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School);
Series 2025, RB(c)	5.63%	07/01/2045	200	199,789
Series 2025, RB(c)	6.00%	07/01/2060	400	397,588
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,147,471
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(c)	5.75%	06/01/2052	400	382,454
Series 2022, RB(c)	5.75%	06/01/2062	1,000	935,308
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(c)	5.25%	10/15/2050	500	473,638
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	137,613
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2052	3,900	3,911,649
Series 2023, RB	5.25%	07/01/2062	1,000	994,904
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2036	240	240,047
Series 2017, Ref. RB	5.00%	08/01/2047	600	547,434
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.63%	02/01/2039	190	189,997
Series 2019, RB(c)	5.75%	02/01/2049	360	355,149
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	612,325
Build NYC Resource Corp. (South Bronx Classical Charter);
Series 2026, RB	5.00%	06/15/2046	100	97,705
Series 2026, RB	5.25%	06/15/2051	150	146,955
Series 2026, RB	5.25%	06/15/2056	150	144,707
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.38%	07/01/2028	650	646,968
Series 2013 A-1, RB	5.75%	07/01/2033	790	777,221
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2043	1,730	1,562,159
Build NYC Resource Corp. (The Children’s Aid Society ); Series 2019, RB	4.00%	07/01/2044	750	671,761
Build NYC Resource Corp. (The Renaissance Charter School 2); Series 2025, RB	5.50%	06/15/2055	500	477,351
Build NYC Resource Corp. (Urban Resource Insititute ); Series 2025, RB	5.50%	12/01/2051	125	129,209
Build NYC Resource Corp. (Urban Resource Insititute); Series 2025, RB	5.38%	12/01/2046	100	105,888
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(c)	6.50%	07/01/2052	3,100	3,023,211
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	$25	$25,080
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,106
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,100
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,096
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,103
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,105
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,083
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,092
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,091
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,101
Series 2007, GO Bonds	5.00%	12/15/2037	45	45,045
Series 2007, GO Bonds	5.00%	12/15/2038	50	50,033
Series 2007, GO Bonds	5.00%	12/15/2039	50	50,017
Series 2007, GO Bonds	5.00%	12/15/2040	55	55,006
Series 2007, GO Bonds	5.00%	12/15/2041	55	54,998
Series 2007, GO Bonds	5.00%	12/15/2042	60	58,344
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	100,097
Series 2014, RB	5.00%	05/01/2039	100	100,034
Clinton County Capital Resource Corp. (CVES BOCES); Series 2025, RB(c)	4.75%	07/01/2043	100	101,127
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	2,000	1,934,804
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	2,100	1,801,180
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	993	1,012,097
Empire State Development Corp.; Series 2024 A, RB	5.00%	03/15/2051	1,000	1,013,513
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	74,620
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,359,975
Series 2005 D, RB(e)	0.00%	06/01/2055	75,500	6,068,494
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.25%	12/01/2052	5,050	5,015,056
Series 2025, RB	5.50%	12/01/2055	1,500	1,533,893
Geneva Development Corp. (Hobart And William Smith Colleges); Series 2026, Ref. RB	5.00%	02/01/2056	1,000	988,761
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(e)	0.00%	01/01/2045	16,695	5,120,245
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(c)	5.50%	07/01/2044	965	899,623
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(c)	5.88%	01/01/2052	5,000	2,500,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,670,180
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2039	250	250,023
Series 2017, Ref. RB	5.00%	07/01/2038	65	65,231
Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,000	1,583,447
Long Island (City of), NY Power Authority;
Series 2024 A, Ref. RB	5.00%	09/01/2054	1,740	1,754,125
Series 2025 A, Ref. RB	5.25%	09/01/2050	4,000	4,145,429
Series 2026 B, Ref. RB (INS -BAM)(d)	5.00%	09/01/2051	500	511,498
Series 2026 B, Ref. RB	5.25%	09/01/2056	400	412,517
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	640	659,105
Series 2023 E, RB	5.00%	09/01/2053	250	254,844
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	16,855	16,854,965
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2052	4,570	3,888,393
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.25%	11/15/2057	2,505	2,516,658
Series 2019 B, RB	4.00%	11/15/2050	2,000	1,715,839
Series 2020 A-1, RB	5.00%	11/15/2049	500	501,869
Series 2024 A, Ref. RB	5.25%	11/15/2049	295	302,179
Series 2024, Ref. RB	5.00%	11/15/2052	2,000	2,029,638
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(c)	5.00%	07/01/2044	1,000	934,193
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2017, RB	5.00%	12/01/2046	$325	$312,711
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGI)(d)	5.00%	01/15/2029	500	500,911
Series 2014, Ref. RB (INS - AGI)(d)	5.00%	01/15/2038	150	150,187
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,705	1,509,665
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	100	103,436
Series 2024, Ref. RB	5.25%	06/01/2054	250	254,554
Monroe County Industrial Development Corp. (University of Rochester); Series 2020, RB(c)	5.00%	06/01/2050	130	123,765
Montgomery (County of), NY Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	565	553,651
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,436,851
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,070	1,061,244
Series 2016 A, RB	5.00%	11/15/2056	12,565	12,293,134
Nassau (County of), NY Industrial Development Agency;
Series 2003 A-C, RB	7.00%	09/01/2028	335	335,119
Series 2021, RB(e)(f)	0.00%	01/01/2058	3,133	0
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	235,895
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.13%	06/01/2046	670	353,116
Series 2006 D, RB(e)	0.00%	06/01/2060	62,500	2,479,469
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,215,198
New York & New Jersey (States of) Port Authority; Series 2025, Ref. RB	5.00%	01/15/2055	2,000	2,044,063
New York (City of), NY;
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,028
Series 2020 D-1, GO Bonds (INS - BAM)(d)	4.00%	03/01/2050	8,830	7,651,959
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	5,140	5,208,290
Series 2024 C, GO Bonds	5.25%	03/01/2048	525	540,465
Series 2024 D, GO Bonds	5.25%	04/01/2047	9,500	9,815,410
Series 2024 D, GO Bonds	4.00%	04/01/2050	5,000	4,320,196
Series 2025 A-1, GO Bonds	5.00%	08/01/2050	525	528,950
Series 2025 A-1, GO Bonds	5.25%	08/01/2053	800	821,357
Series 2025 E, GO Bonds	5.25%	08/01/2050	560	575,354
Series 2025, GO Bonds(g)	5.25%	10/01/2055	3,000	3,072,101
Series 2026 A, GO Bonds	5.25%	08/01/2050	400	412,988
Series 2026 A, GO Bonds	5.00%	08/01/2052	450	452,214
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	2,000	2,051,123
New York (City of), NY Industrial Development Agency (Comprehensive Care Management); Series 2005 E-2, RB	6.13%	11/01/2035	205	153,183
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	2,500	2,514,352
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	5,000	5,114,975
Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	15,000	13,002,261
Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	2,060	1,885,353
Series 2021 CC-1, RB	4.00%	06/15/2051	4,000	3,497,634
Series 2024 AA, RB	4.00%	06/15/2054	1,250	1,079,757
Series 2026, RB	5.50%	06/15/2056	3,000	3,176,364
Subseries 2025 AA-1, RB	5.25%	06/15/2055	5,175	5,356,073
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2018 C-3, RB	4.00%	05/01/2045	$4,000	$3,663,904
Series 2020, RB	4.00%	05/01/2044	5,000	4,513,559
Series 2021 B-1, RB	4.00%	08/01/2048	4,120	3,634,644
Series 2023, RB	5.25%	05/01/2050	750	768,168
Series 2025 B, RB	5.00%	05/01/2051	500	503,296
Series 2025 B, RB	5.25%	05/01/2055	420	430,468
Series 2025 E, RB	4.13%	11/01/2053	1,000	874,059
Series 2025 H, RB	5.00%	11/01/2050	750	755,518
Series 2025 H, RB	4.50%	11/01/2052	4,830	4,532,414
Series 2026 B-1, RB	5.00%	11/01/2053	1,000	1,005,301
Series 2026 B-1, RB	5.50%	11/01/2054	1,500	1,580,350
Series 2026, RB	5.25%	11/01/2054	1,500	1,542,000
Series 2026, RB	5.50%	11/01/2054	1,400	1,474,994
Series 2026, RB	5.25%	11/01/2055	3,000	3,077,981
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	5,000	5,096,005
New York (State of) Dormitory Authority;
Series 2018 A, RB	5.00%	07/01/2048	1,110	1,119,902
Series 2022 A, Ref. RB	5.00%	05/01/2052	1,800	1,776,294
Series 2024 A, Ref. RB	5.25%	03/15/2049	500	514,902
Series 2024 A, Ref. RB	5.50%	07/01/2054	4,950	5,215,316
Series 2025 A, Ref. RB	5.00%	07/01/2042	5,000	5,345,468
Series 2025 A, Ref. RB	5.00%	03/15/2053	2,510	2,531,482
Series 2025 A, Ref. RB	5.00%	03/15/2055	5,000	5,062,239
Series 2025 C, Ref. RB	5.00%	03/15/2055	4,000	4,038,116
Series 2025, RB	5.13%	11/15/2050	475	474,955
Series 2025, RB	5.13%	11/15/2055	525	518,228
Series 2026 A, Ref. RB	5.25%	03/15/2056	1,000	1,031,674
Series 2026, RB	5.00%	10/01/2051	1,000	1,016,424
Series 2026, RB	5.00%	10/01/2055	530	536,359
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	300	300,273
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(c)	5.35%	12/01/2035	4,295	3,547,962
Series 2015 B-1, Ref. RB(c)	6.18%	12/01/2031	1,175	1,100,400
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,142,801
Series 2012 B, RB	5.00%	07/01/2032	85	84,064
Series 2012 B, RB	4.75%	07/01/2039	300	274,272
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(d)	5.25%	07/01/2027	6,425	6,481,216
Series 2007, RB (INS - NATL)(d)	5.25%	07/01/2028	3,000	3,049,560
New York (State of) Dormitory Authority (Fordham University);
Series 2020, RB	4.00%	07/01/2046	10,800	9,904,173
Series 2020, RB	4.00%	07/01/2050	2,000	1,750,159
New York (State of) Dormitory Authority (IONA University); Series 2025, Ref. RB (INS - AGI)(d)	5.00%	07/01/2051	700	702,236
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2020 A, Ref. RB	4.00%	09/01/2050	500	401,928
Series 2024, RB	5.50%	11/01/2044	1,000	1,035,333
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2046	2,250	2,160,605
Series 2022 A, Ref. RB	4.00%	07/01/2047	545	450,035
New York (State of) Dormitory Authority (New York University); Series 2025 A, Ref. RB	5.25%	07/01/2055	2,785	2,876,646
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	8,525	8,620,005
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	1,920	1,932,035
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute); Series 2025, RB (INS - AGI)(d)	5.25%	07/01/2045	475	503,423
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	$3,030	$2,143,699
Series 2017 A-2, RB (Acquired 05/23/2017; Cost $4,545,000)(b)(c)	5.38%	09/01/2050	4,545	3,671,963
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,405,000)(b)(c)	5.38%	10/01/2042	1,405	1,099,395
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB (Acquired 04/08/2022; Cost $3,758,726)(b)	5.00%	07/01/2047	3,620	2,776,339
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	5,260	5,312,770
Series 2024, RB (INS - AGI)(d)	5.50%	10/01/2054	1,735	1,782,018
New York (State of) Housing Finance Agency;
Series 2025 B-1, RB	5.25%	11/01/2065	800	801,678
Series 2026 D-1, RB	4.85%	11/01/2051	1,000	958,477
Series 2026 D-1, RB	4.95%	05/01/2056	1,500	1,465,617
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-1, RB	4.88%	11/01/2053	2,000	1,941,364
Series 2024 A-1, RB	5.00%	06/15/2054	1,125	1,131,492
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	150	147,187
Series 2023 252, RB	4.55%	10/01/2048	375	361,294
Series 2023 252, RB	4.65%	10/01/2053	375	355,976
Series 2023-255, RB	5.00%	10/01/2053	3,000	2,963,279
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2060	6,050	5,178,955
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(d)	5.13%	11/15/2058	5,500	5,633,873
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	7,410	6,435,747
Series 2025 A, RB	5.00%	03/15/2049	1,500	1,534,317
Series 2025 A, RB	5.00%	03/15/2051	2,800	2,842,896
Series 2026 A, Ref. RB	5.00%	01/01/2056	2,500	2,519,764
Series 2026 A, Ref. RB	5.25%	01/01/2056	500	514,739
Series 2026 R, Ref. RB	5.00%	01/01/2056	4,000	4,057,358
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB	5.00%	03/15/2053	13,500	13,649,722
Series 2022 C, RB	5.00%	03/15/2055	4,000	4,037,826
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	5,465	4,630,495
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	2,672,266
New York (State of) Thruway Authority (Group 2); Series 2025, RB	5.00%	03/15/2059	6,180	6,214,985
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	5	5,009
Series 2026 J, RB (CEP - Federal Housing Administration)	5.00%	11/01/2056	2,625	2,637,164
Series 2026, RB	4.85%	11/01/2051	1,000	957,118
Series 2026, RB	4.85%	11/01/2051	1,500	1,437,716
New York City Housing Development Corp. (Green Bonds);
Series 2023, RB	4.60%	08/01/2048	750	736,393
Series 2023, RB	4.80%	02/01/2053	3,240	3,115,913
Series 2024 C-1, RB	4.50%	08/01/2054	1,000	918,670
Series 2025 C, RB (CEP - FHLMC)	4.95%	02/01/2055	550	542,444
Series 2025, RB	5.00%	08/01/2055	1,250	1,255,409
Series 2026, RB	5.00%	11/01/2055	4,000	4,017,278
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	15	15,303
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	805	696,856
Series 2010 A, RB(c)	6.25%	06/01/2041	2,039	1,933,659
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(e)	0.00%	06/01/2038	25,000	11,736,722
Series 2005 S-3, RB(e)	0.00%	06/01/2055	84,200	7,138,737
Series 2005 S4B, RB(c)(e)	0.00%	06/01/2060	155,400	6,643,039
New York Counties Tobacco Trust VI; Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	814,696
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(c)	5.00%	11/15/2044	1,500	1,502,174
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	$2,000	$1,485,771
Series 2021 A, Ref. RB	2.88%	11/15/2046	5,000	3,603,058
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2038	1,850	1,924,681
Series 2020, Ref. RB	4.00%	12/01/2042	3,700	3,412,988
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	4.00%	07/01/2039	325	266,160
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2047	1,215	1,114,514
Series 2019, Ref. RB	4.00%	12/01/2049	1,150	1,043,702
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,027,876
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,009,180
Series 2025, RB	4.50%	12/01/2050	2,500	2,430,999
Series 2025, RB	5.50%	12/01/2056	1,000	1,062,573
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,765	2,768,516
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2047	400	411,510
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2039	400	410,719
Series 2022, Ref. RB	5.25%	07/01/2040	265	270,317
Series 2022, Ref. RB	5.25%	07/01/2047	335	336,131
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	230	205,374
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	1,500	1,525,043
Series 2024, RB	6.00%	12/01/2053	500	506,812
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	790	658,807
Sullivan (County of), NY (Adelaar Infratructure); Series 2016 A-2, RB(c)	5.35%	11/01/2049	5,210	5,026,289
Tender Option Bond Trust Receipts/Certificates;
Series 2026, GO Bonds(g)	5.25%	02/01/2053	10,000	10,285,968
Series 2026, RB(g)	4.95%	11/01/2056	3,500	3,434,501
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2032	330	66,000
Series 2013 A, RB(a)	5.00%	07/01/2038	2,785	557,000
Triborough Bridge & Tunnel Authority;
Series 2024 A-1, RB	5.25%	11/15/2051	4,500	4,633,443
Series 2024 A-1, RB	5.25%	05/15/2064	5,000	5,064,378
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	2,900	2,937,204
Series 2021 A, RB	5.00%	11/15/2051	1,665	1,690,859
Series 2021 A, RB	5.00%	11/15/2056	17,500	17,687,668
Series 2022 C, RB	5.00%	05/15/2047	780	802,621
Series 2026 A, RB	5.25%	11/15/2054	1,250	1,292,203
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2023 A, RB	4.13%	05/15/2053	3,560	3,184,867
Series 2023 A, RB	4.25%	05/15/2058	1,375	1,217,452
Series 2025, RB	5.25%	12/01/2054	1,000	1,025,538
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	7,499,422
Series 2017 A, Ref. RB	5.00%	06/01/2041	2,680	2,691,554
Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining); Series 2025 A-1, RB(c)	6.20%	12/01/2042	750	739,817
Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	325	325,111
Series 2014 A, RB	5.00%	11/01/2044	1,000	925,747
Westchester County Local Development Corp.; Series 2025, RB	7.25%	11/01/2045	1,305	1,428,172
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	787,963
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.); Series 2021, Ref. RB(c)	5.00%	07/01/2046	1,260	1,185,304
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.); Series 2021, Ref. RB(c)	4.50%	07/01/2056	1,200	971,247
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group); Series 2023, RB (INS - AGI)(d)	5.75%	11/01/2048	$2,095	$2,218,494
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	8,300	7,399,743
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	545	503,087
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	405,609
Series 2019 A, RB	5.00%	10/15/2049	640	569,871
				558,247,518
Puerto Rico–5.41%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,670	1,700,245
Series 2002, RB	5.63%	05/15/2043	9,700	9,850,384
Series 2005 A, RB(e)	0.00%	05/15/2050	8,800	1,770,395
PRIFA Custodial Trust;
Series 2005 A, RB	0.00%	03/15/2049	352	97,975
Series 2022, RB	0.00%	03/15/2049	3,658	1,778,772
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(e)	0.00%	07/01/2033	473	345,893
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	108	109,436
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	185	194,728
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	418,639
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	30	29,566
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	275,221
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	358,320
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	3,653	3,245,402
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	89	87,761
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	70	70,094
Series 2012, Ref. RB	5.00%	10/01/2042	150	141,099
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2046	17,947	6,460,010
Series 2018 A-1, RB	5.00%	07/01/2058	1,456	1,413,026
Series 2019 A-2, RB	4.54%	07/01/2053	71	65,177
Series 2019 A-2, RB	4.78%	07/01/2058	953	899,858
University of Puerto Rico; Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,970,495
				32,282,496
Guam–0.30%
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.50%	07/01/2045	750	784,998
Series 2025 A, RB	5.50%	07/01/2055	1,000	1,020,516
				1,805,514
TOTAL INVESTMENTS IN SECURITIES(h)–99.36% (Cost $638,909,676)				592,335,528
FLOATING RATE NOTE OBLIGATIONS–(2.08)%
Notes with interest and fee rates ranging from 2.83% to 2.98% at 08/31/2026 and contractual maturities of collateral ranging from 02/01/2053 to 11/01/2056 (See Note 1K)(i)				(12,375,000)
OTHER ASSETS LESS LIABILITIES–2.72%				16,163,305
NET ASSETS–100.00%				$596,123,833
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Rochester® AMT-Free New York Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
Notes to Schedule of Investments:
(a)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $3,165,169, which represented less than 1% of the Fund’s Net Assets.

(b)	Restricted security. The aggregate value of these securities at August 31, 2026 was $7,589,866, which represented 1.27% of the Fund’s Net Assets.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $47,269,942, which represented 7.93% of the Fund’s Net Assets.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(h)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(i)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2026. At August 31, 2026, the
Fund’s investments with a value of $16,792,570 are held by TOB Trusts and serve as collateral for the $12,375,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $638,909,676)	$592,335,528
Cash	8,706,917
Receivable for:
Investments sold	205,000
Fund shares sold	118,646
Interest	7,546,595
Investments matured, at value (Cost $2,041,589)	1,126,889
Investment for trustee deferred compensation and retirement plans	90,696
Other assets	118,023
Total assets	610,248,294
Liabilities:
Floating rate note obligations	12,375,000
Payable for:
Dividends	948,174
Fund shares reacquired	432,429
Accrued fees to affiliates	195,088
Accrued interest expense	9,471
Accrued trustees’ and officers’ fees and benefits	25,101
Accrued other operating expenses	48,502
Trustee deferred compensation and retirement plans	90,696
Total liabilities	14,124,461
Net assets applicable to shares outstanding	$596,123,833
Net assets consist of:
Shares of beneficial interest	$819,834,110
Distributable earnings (loss)	(223,710,277)
$596,123,833
Net Assets:
Class A	$475,670,238
Class C	$5,927,983
Class Y	$113,076,083
Class R6	$1,449,529
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	48,050,880
Class C	598,671
Class Y	11,409,897
Class R6	146,364
Class A:
Net asset value per share	$9.90
Maximum offering price per share (Net asset value of $9.90 ÷ 95.75%)	$10.34
Class C:
Net asset value and offering price per share	$9.90
Class Y:
Net asset value and offering price per share	$9.91
Class R6:
Net asset value and offering price per share	$9.90
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$15,960,753
Expenses:
Advisory fees	1,574,847
Administrative services fees	41,654
Custodian fees	3,249
Distribution fees:
Class A	582,984
Class C	29,567
Interest, facilities and maintenance fees	460,441
Transfer agent fees — A, C and Y	180,563
Transfer agent fees — R6	152
Trustees’ and officers’ fees and benefits	13,459
Registration and filing fees	31,548
Reports to shareholders	8,023
Professional services fees	36,143
Other	6,040
Total expenses	2,968,670
Net investment income	12,992,083
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,019,005))	(2,237,136)
Futures contracts	799,553
(1,437,583)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(20,000,018)
Futures contracts	43,862
(19,956,156)
Net realized and unrealized gain (loss)	(21,393,739)
Net increase (decrease) in net assets resulting from operations	$(8,401,656)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$12,992,083	$26,538,244
Net realized gain (loss)	(1,437,583)	(9,444,065)
Change in net unrealized appreciation (depreciation)	(19,956,156)	(3,319,961)
Net increase (decrease) in net assets resulting from operations	(8,401,656)	13,774,218
Distributions to shareholders from distributable earnings:
Class A	(11,101,725)	(22,654,843)
Class C	(112,966)	(247,164)
Class Y	(2,747,681)	(4,879,777)
Class R6	(35,673)	(9,309)
Total distributions from distributable earnings	(13,998,045)	(27,791,093)
Share transactions–net:
Class A	(3,031,311)	(28,147,382)
Class C	158,751	(1,723,108)
Class Y	5,358,382	15,135,943
Class R6	1,311,851	(63,127)
Net increase (decrease) in net assets resulting from share transactions	3,797,673	(14,797,674)
Net increase (decrease) in net assets	(18,602,028)	(28,814,549)
Net assets:
Beginning of period	614,725,861	643,540,410
End of period	$596,123,833	$614,725,861
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Rochester® AMT-Free New York Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$10.28	$0.22	$(0.37)	$(0.15)	$(0.23)	$9.90	(1.44)%(d)	$475,670	1.02%(d)(e)	1.02%(d)(e)	0.87%(d)(e)	4.24%(d)(e)	10%
Year ended 02/28/26	10.49	0.44	(0.19)	0.25	(0.46)	10.28	2.54 (d)	496,547	1.10 (d)	1.10 (d)	0.87 (d)	4.33 (d)	27
Year ended 02/28/25	10.62	0.40	(0.09)	0.31	(0.44)	10.49	2.99 (d)	536,823	1.19 (d)	1.19 (d)	0.86 (d)	3.76 (d)	17
Year ended 02/29/24	10.37	0.37	0.29	0.66	(0.41)	10.62	6.57 (d)	569,320	1.35 (d)	1.35 (d)	0.85 (d)	3.58 (d)	24
Year ended 02/28/23	11.71	0.35	(1.33)	(0.98)	(0.36)	10.37	(8.39)(d)	577,077	1.06 (d)	1.06 (d)	0.84 (d)	3.34 (d)	44
Year ended 02/28/22	11.94	0.30	(0.19)	0.11	(0.34)	11.71	0.86 (d)	727,823	0.88 (d)	0.88 (d)	0.81 (d)	2.48 (d)	10
Class C
Six months ended 08/31/26	10.28	0.18	(0.37)	(0.19)	(0.19)	9.90	(1.82)	5,928	1.78 (e)	1.78 (e)	1.63 (e)	3.48 (e)	10
Year ended 02/28/26	10.49	0.36	(0.19)	0.17	(0.38)	10.28	1.77	5,993	1.86	1.86	1.63	3.57	27
Year ended 02/28/25	10.63	0.32	(0.10)	0.22	(0.36)	10.49	2.12	7,953	1.95	1.95	1.62	3.00	17
Year ended 02/29/24	10.38	0.29	0.30	0.59	(0.34)	10.63	5.76	11,301	2.11	2.11	1.61	2.82	24
Year ended 02/28/23	11.72	0.27	(1.34)	(1.07)	(0.27)	10.38	(9.08)	15,520	1.82	1.82	1.60	2.58	44
Year ended 02/28/22	11.95	0.21	(0.19)	0.02	(0.25)	11.72	0.09	21,840	1.64	1.64	1.57	1.72	10
Class Y
Six months ended 08/31/26	10.29	0.23	(0.36)	(0.13)	(0.25)	9.91	(1.32)	113,076	0.78 (e)	0.78 (e)	0.63 (e)	4.48 (e)	10
Year ended 02/28/26	10.50	0.46	(0.19)	0.27	(0.48)	10.29	2.79	112,013	0.86	0.86	0.63	4.57	27
Year ended 02/28/25	10.64	0.42	(0.09)	0.33	(0.47)	10.50	3.14	98,520	0.95	0.95	0.62	4.00	17
Year ended 02/29/24	10.38	0.40	0.30	0.70	(0.44)	10.64	6.92	95,188	1.11	1.11	0.61	3.82	24
Year ended 02/28/23	11.73	0.38	(1.35)	(0.97)	(0.38)	10.38	(8.23)	84,065	0.82	0.82	0.60	3.58	44
Year ended 02/28/22	11.96	0.33	(0.19)	0.14	(0.37)	11.73	1.10	99,166	0.64	0.64	0.57	2.72	10
Class R6
Six months ended 08/31/26	10.28	0.23	(0.36)	(0.13)	(0.25)	9.90	(1.30)	1,450	0.74 (e)	0.74 (e)	0.59 (e)	4.52 (e)	10
Year ended 02/28/26	10.50	0.46	(0.19)	0.27	(0.49)	10.28	2.74	173	0.81	0.81	0.58	4.62	27
Year ended 02/28/25	10.63	0.43	(0.09)	0.34	(0.47)	10.50	3.29	244	0.91	0.91	0.58	4.04	17
Year ended 02/29/24	10.38	0.40	0.29	0.69	(0.44)	10.63	6.86	244	1.07	1.07	0.57	3.85	24
Year ended 02/28/23	11.72	0.39	(1.34)	(0.95)	(0.39)	10.38	(8.09)	9	0.76	0.76	0.54	3.64	44
Year ended 02/28/22	11.96	0.33	(0.20)	0.13	(0.37)	11.72	1.05	10	0.62	0.62	0.56	2.74	10

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
August 31, 2026 and the years ended February 28, 2026 and 2025, February 29, 2024, February 28, 2023 and 2022, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
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Invesco Rochester® AMT-Free New York Municipal Fund

D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of
15
Invesco Rochester® AMT-Free New York Municipal Fund

the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.52%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver
16
Invesco Rochester® AMT-Free New York Municipal Fund

and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $9,448 in front-end sales commissions from the sale of Class A shares and $28,028 and $57 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$592,335,528	$0	$592,335,528
Other Investments - Assets
Investments Matured	—	1,126,889	—	1,126,889
Total Investments	$—	$593,462,417	$0	$593,462,417
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
17
Invesco Rochester® AMT-Free New York Municipal Fund

Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$799,553
Change in Net Unrealized Appreciation:
Futures contracts	43,862
Total	$843,415
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$39,790,513

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2026, the Fund engaged in securities purchases of $26,141,946 and securities sales of $34,625,073, which resulted in net realized gains (losses) of $(1,019,005).
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $368,207 with an average interest rate of 3.87%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2026, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2026 were $17,357,143 and 3.63%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$43,728,679	$139,841,063	$183,569,742
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
18
Invesco Rochester® AMT-Free New York Municipal Fund

NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $60,343,937 and $93,952,358, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,717,233
Aggregate unrealized (depreciation) of investments	(51,959,909)
Net unrealized appreciation (depreciation) of investments	$(48,242,676)
Cost of investments for tax purposes is $641,705,093.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	2,779,766	$27,823,623	6,507,942	$65,364,711
Class C	107,112	1,081,548	160,599	1,616,754
Class Y	1,503,737	15,265,620	6,214,875	62,091,023
Class R6	159,542	1,613,745	-	-
Issued as reinvestment of dividends:
Class A	663,397	6,688,607	1,345,343	13,506,486
Class C	8,453	85,216	18,273	183,372
Class Y	152,006	1,533,764	260,873	2,623,931
Class R6	2,125	21,432	170	1,700
Automatic conversion of Class C shares to Class A shares:
Class A	22,813	229,303	126,107	1,251,880
Class C	(22,804)	(229,303)	(126,030)	(1,251,880)
Reacquired:
Class A	(3,733,340)	(37,772,844)	(10,832,212)	(108,270,459)
Class C	(77,053)	(778,710)	(227,709)	(2,271,354)
Class Y	(1,133,283)	(11,441,002)	(4,968,252)	(49,579,011)
Class R6	(32,125)	(323,326)	(6,593)	(64,827)
Net increase (decrease) in share activity	400,346	$3,797,673	(1,526,614)	$(14,797,674)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco Rochester® AMT-Free New York Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® AMT-Free New York Municipal Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New York 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year
20
Invesco Rochester® AMT-Free New York Municipal Fund

periods and reasonably comparable to the performance of the Index for the three year period. The Board considered that the Fund underwent a change in portfolio management in 2024. The Board also considered that security selection among zero coupon bonds, longer duration bonds, and tobacco bonds detracted from the Fund’s performance for the one year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparable to and above, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses.  The independent Trustees reviewed and considered additional information provided by management, including with respect to how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers and how the Fund generally holds more high yield and unrated positions than others in its expense group and the related additional resources necessary. The independent Trustees also considered information presented by management regarding the Fund’s consistent level of income provided to shareholders, and how such income levels compare to peers.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and
21
Invesco Rochester® AMT-Free New York Municipal Fund

the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
22
Invesco Rochester® AMT-Free New York Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
23
Invesco Rochester® AMT-Free New York Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROAFNYM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Rochester® Limited Term New York Municipal Fund
Nasdaq:
A: LTNYX ■ C: LTNCX ■ Y: LTBYX ■ R6: IORMX

2	Schedule of Investments
14	Financial Statements
17	Financial Highlights
18	Notes to Financial Statements
23	Approval of Investment Advisory and Sub-Advisory Contracts
25	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.03%
New York–92.76%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$769,800
Series 2018 A, RB	5.00%	12/15/2036	780	803,927
Series 2018 A, RB	5.00%	12/15/2037	820	842,859
Series 2018 A, RB	5.00%	12/15/2038	500	512,535
Series 2018 B, RB(a)	5.00%	12/15/2030	240	248,535
Series 2018 B, RB(a)	5.00%	12/15/2031	300	310,043
Series 2018 B, RB(a)	5.00%	12/15/2032	320	329,657
Series 2018 B, RB(a)	5.00%	12/15/2034	250	256,430
Albany Capital Resource Corp. (Albany Law School of Union University); Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,530,751
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	3.25%	04/01/2031	3,855	3,650,409
Albany Capital Resource Corp. (College of Saint Rose (The));
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $602,429)(b)(c)	4.00%	07/01/2027	623	12,461
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $568,397)(b)(c)	4.00%	07/01/2027	578	11,559
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $585,852)(b)(c)	4.00%	07/01/2027	601	12,010
Series 2021, Ref. RB (Acquired 04/27/2023; Cost $283,681)(b)(c)	4.00%	07/01/2028	330	6,597
Series 2021, Ref. RB (Acquired 10/28/2021; Cost $4,419,189)(b)(c)	4.00%	07/01/2036	4,113	82,268
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools);
Series 2024, RB	4.00%	06/01/2034	345	338,451
Series 2024, RB	4.50%	06/01/2044	1,780	1,637,120
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	662,725
Series 2018, Ref. RB	5.00%	10/01/2028	690	704,803
Series 2018, Ref. RB	5.00%	10/01/2029	730	743,266
Series 2018, Ref. RB	5.00%	10/01/2030	760	771,662
Series 2018, Ref. RB	5.00%	10/01/2031	805	815,377
Series 2018, Ref. RB	5.00%	10/01/2043	540	502,723
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	550	551,887
Series 2016, Ref. RB	5.25%	11/01/2028	1,130	1,133,745
Series 2016, Ref. RB	5.25%	11/01/2029	1,080	1,083,334
Series 2016, Ref. RB	5.25%	11/01/2030	780	782,257
Series 2016, Ref. RB	5.25%	11/01/2031	650	651,780
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	7,350	7,353,208
Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGI)(d)	4.00%	04/01/2039	1,400	1,342,707
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	4.50%	06/01/2027	330	332,237
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	150,155
Series 2018, Ref. RB	5.00%	10/01/2027	150	152,088
Series 2018, Ref. RB	5.00%	10/01/2028	165	169,171
Series 2018, Ref. RB	5.00%	10/01/2029	175	179,023
Series 2018, Ref. RB	5.00%	10/01/2030	200	203,869
Series 2018, Ref. RB	5.00%	10/01/2031	200	203,416
Series 2018, Ref. RB	5.00%	10/01/2033	250	253,421
Series 2018, Ref. RB	5.00%	10/01/2037	905	909,929
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	9,015	9,020,810
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	1,385	1,388,399
Buffalo & Fort Erie Public Bridge Authority; Series 2017, RB	5.00%	01/01/2047	1,410	1,412,522
Buffalo Municipal Water Finance Authority;
Series 2026 A, RB (INS - BAM)(d)	5.00%	07/01/2043	620	657,256
Series 2026 A, RB (INS - BAM)(d)	5.00%	07/01/2044	675	711,680
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (261 Walton Facility LLC - Zeta Charter Schools, Inc.);
Series 2026 B, RB(e)	5.00%	06/01/2036	$5,000	$5,138,911
Series 2026, RB(e)	5.00%	06/01/2036	2,250	2,312,510
Build NYC Resource Corp. (Bay Ridge Preparatory School); Series 2024, RB(e)	5.00%	09/01/2039	900	887,254
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	405	405,346
Series 2018, RB	5.00%	06/01/2033	1,190	1,196,126
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.00%	12/31/2028	4,375	4,420,315
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.25%	12/31/2033	10,000	10,063,261
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.50%	12/31/2040	5,000	4,819,818
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2015, RB	5.00%	07/01/2040	1,600	1,599,971
Series 2019, RB	4.00%	07/01/2036	125	125,254
Series 2019, RB	4.00%	07/01/2037	150	149,486
Series 2019, RB	4.00%	07/01/2038	150	147,579
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School); Series 2025, RB(e)	5.00%	07/01/2035	1,390	1,406,203
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2039	1,700	1,582,369
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds); Series 2022, RB(e)	5.75%	06/01/2042	1,000	1,001,817
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.);
Series 2025 A, RB(e)	4.25%	10/15/2035	1,460	1,423,721
Series 2025 A, RB(e)	5.00%	10/15/2040	3,720	3,687,320
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022, RB	5.00%	07/01/2042	600	581,030
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2028	300	302,415
Series 2017, Ref. RB	3.00%	08/01/2031	240	221,982
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017, RB(e)	5.00%	06/01/2027	450	451,019
Series 2017, RB(e)	5.00%	06/01/2032	500	499,991
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(e)	5.00%	02/01/2033	850	849,973
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2036	1,010	1,009,970
Build NYC Resource Corp. (Nightingale-Bamford School); Series 2025, RB	5.00%	07/01/2040	5,760	6,061,532
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(e)	4.00%	06/15/2031	670	651,714
Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(e)	5.00%	06/01/2036	525	488,852
Build NYC Resource Corp. (Riverspring Health Senior Living, Inc.);
Series 2026, RB	5.00%	12/15/2031	2,000	1,998,053
Series 2026, RB(e)	5.25%	12/15/2031	2,000	1,998,050
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGI)(d)	4.75%	12/15/2026	365	365,629
Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(e)	4.00%	11/01/2031	1,270	1,250,408
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	5.00%	09/01/2035	1,200	1,260,037
Build NYC Resource Corp. (Trips Obligated Group); Series 2025, RB(a)	5.50%	07/01/2041	335	356,440
Build NYC Resource Corp. (Urban Resource Insititute); Series 2025 A, RB	4.13%	12/01/2035	775	782,668
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	445,627
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	465,652
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	485,642
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	510,585
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	540,542
Chautauqua County Capital Resource Corp. (NRG Energy); Series 2020, Ref. RB(g)	4.25%	04/03/2028	7,500	7,596,248
Chautauqua Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.00%	06/01/2029	155	152,936
Dobbs Ferry Local Development Corp. (Mercy College);
Series 2014, RB	5.00%	07/01/2039	2,125	2,070,001
Series 2014, RB	5.00%	07/01/2044	2,000	1,953,685
Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	5.00%	07/01/2032	325	344,491
Series 2021, Ref. RB	4.00%	07/01/2036	1,040	1,023,867
Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,118,574
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2030	$1,255	$1,255,730
Series 2016 A, Ref. RB	5.00%	07/01/2032	225	225,107
Series 2016 B, RB	5.00%	07/01/2035	1,185	1,185,344
Series 2016 B, RB	5.00%	07/01/2046	35	33,859
Elmira (City of), NY;
Series 2019, GO Bonds(e)	5.00%	07/01/2033	1,285	1,296,719
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,555,577
Erie (County of), NY (Buffalo Bills Stadium); Series 2024 B, GO Bonds	5.25%	09/15/2043	3,000	3,249,906
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	10,835	10,780,121
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2027	100	100,593
Series 2017, Ref. RB	5.00%	06/01/2028	100	100,551
Series 2017, Ref. RB	5.00%	06/01/2031	320	320,646
Series 2017, Ref. RB	5.00%	06/01/2035	255	254,106
Franklin (County of), NY Solid Waste Management Authority; Series 2012, RB	5.00%	06/01/2027	185	185,312
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	600	626,860
Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,105,397
Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,195,935
Geneva Development Corp. (Hobart and William Smith Colleges);
Series 2026, Ref. RB	5.00%	02/01/2039	535	570,123
Series 2026, Ref. RB	5.00%	02/01/2040	1,250	1,320,164
Series 2026, Ref. RB	5.00%	02/01/2041	900	940,431
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB(e)	4.75%	07/01/2028	485	483,711
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.15%	12/01/2029	1,365	1,408,356
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	3,600	3,600,546
Series 2014, RB	5.00%	07/01/2044	2,200	2,154,790
Series 2017, Ref. RB	5.00%	07/01/2029	775	785,455
Series 2017, Ref. RB	5.00%	07/01/2030	675	683,077
Series 2017, Ref. RB	5.00%	07/01/2031	615	621,466
Series 2017, Ref. RB	5.00%	07/01/2032	1,110	1,120,542
Series 2017, Ref. RB	5.00%	07/01/2035	865	870,354
Series 2017, Ref. RB	5.00%	07/01/2036	680	683,685
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2037	5,000	5,038,426
Series 2017 A, Ref. RB	5.00%	02/15/2038	5,260	5,294,563
Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,025,991
Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	3,671,620
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	8,845	8,576,099
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB(g)(h)	5.00%	09/01/2026	6,500	6,500,000
Series 2016 B, Ref. RB(g)(h)	5.00%	09/01/2026	1,485	1,485,000
Series 2017, RB	5.00%	09/01/2042	10,500	10,624,872
Series 2020 A, Ref. RB	4.00%	09/01/2040	195	186,898
Series 2025 A, Ref. RB (INS - BAM)(d)	5.00%	09/01/2036	5,000	5,581,946
Metropolitan Transportation Authority;
Series 2002 D, VRD Ref. RB (LOC - Truist Bank)(f)(i)	3.05%	11/01/2032	11,490	11,490,000
Series 2016 B, Ref. RB	5.00%	11/15/2037	7,500	7,517,569
Series 2016 C-1, RB	4.00%	11/15/2041	1,000	901,643
Series 2025 B, Ref. RB	5.00%	11/15/2036	2,500	2,745,519
Series 2025 B, Ref. RB	5.00%	11/15/2041	2,000	2,086,999
Metropolitan Transportation Authority (Green Bonds); Subseries 2016 B-1, RB	5.00%	11/15/2046	1,500	1,501,492
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2034	830	838,364
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	581,498
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	$400	$400,821
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	345,737
Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,317,524
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,451,536
Series 2013 A, Ref. RB	5.00%	12/01/2037	3,150	3,150,393
Series 2013 A, Ref. RB	5.00%	12/01/2042	4,485	4,484,700
Series 2017, RB	5.00%	12/01/2029	1,000	1,003,664
Series 2017, RB	5.00%	12/01/2034	1,100	1,102,094
Series 2017, RB	5.00%	12/01/2035	1,055	1,056,428
Series 2017, RB	5.00%	12/01/2036	2,525	2,527,679
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	5,070	5,034,176
Nassau (County of), NY;
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	369,823
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2039	4,775	4,885,708
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2045	4,000	4,081,170
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group);
Series 2014, RB	5.00%	07/01/2030	1,500	1,505,214
Series 2014, RB	5.00%	07/01/2032	660	661,861
Series 2014, RB	5.00%	07/01/2033	1,050	1,052,731
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	610	584,106
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(e)	4.20%	08/01/2028	970	927,699
New York & New Jersey (States of) Port Authority;
One Hundred Eighty Third Series 2014, RB	5.00%	12/15/2026	850	851,712
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2036	2,615	2,615,254
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2037	2,000	1,999,998
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	5,000	4,966,280
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	9,658,634
One Hundred Ninety Fifth Series 2016, Ref. RB(a)	5.00%	04/01/2036	10,230	10,242,549
Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,022,121
Series 2023, Ref. RB(a)	5.00%	12/01/2034	6,960	7,546,086
Two Hundred Forty Ninth Series 2025, Ref. RB(a)	5.00%	10/15/2035	2,500	2,726,673
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2034	1,500	1,638,532
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2036	3,655	3,928,386
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2039	3,420	3,575,723
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2040	750	781,240
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	7,205	7,261,688
Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	12,000	12,099,862
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2040	3,620	3,346,685
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	46,048
Series 1997 C, GO Bonds (INS - NATL)(d)	5.50%	11/15/2037	10	10,019
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,012
Series 2012, VRD GO Bonds(i)	2.20%	04/01/2042	3,000	3,000,000
Series 2014 I-3, VRD GO Bonds(i)	2.15%	03/01/2044	12,100	12,100,000
Series 2016 B-1, GO Bonds	5.00%	12/01/2041	7,775	7,798,720
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	475	487,116
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	6,250	5,846,327
Series 2021-3, VRD GO Bonds(i)	2.20%	04/01/2042	20,000	20,000,000
Series 2024 D, GO Bonds	4.00%	04/01/2041	1,000	930,251
Series 2024 D, GO Bonds	4.00%	04/01/2045	5,000	4,574,770
Series 2025 A-1, GO Bonds	5.00%	08/01/2043	5,050	5,236,364
Series 2025 D, GO Bonds	5.00%	10/01/2038	4,000	4,275,573
Series 2025 D, GO Bonds	5.00%	10/01/2040	4,000	4,195,309
Series 2025 D, GO Bonds	5.00%	10/01/2041	6,000	6,272,047
Series 2026 A, GO Bonds	5.00%	08/01/2031	1,850	2,016,276
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Subseries 2008 L-4, VRD GO Bonds (LOC - U.S. Bank, N.A.)(f)(i)	2.90%	04/01/2038	$4,340	$4,340,000
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	2,860	2,998,283
Subseries 2025 G-1, GO Bonds	5.00%	02/01/2040	5,750	6,058,644
Subseries 2025 G-1, GO Bonds	5.00%	02/01/2042	2,500	2,600,800
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2006, RB (CPI Rate + 0.89%) (INS-FGIC)(d)(j)	4.25%	03/01/2027	1,000	1,001,107
New York (City of), NY Municipal Water Finance Authority;
Series 2010, VRD RB(i)	2.15%	06/15/2043	6,740	6,740,000
Series 2010, VRD RB(i)	2.25%	06/15/2043	550	550,000
Series 2013, VRD RB(i)	3.00%	06/15/2050	1,000	1,000,000
Series 2014 CC, RB	4.00%	06/15/2045	10,690	9,623,995
Series 2018 FF, Ref. RB	5.00%	06/15/2039	3,500	3,579,574
Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	6,838,367
Series 2020 AA, Ref. RB	5.00%	06/15/2040	4,455	4,639,131
Series 2020 AA-2, RB	4.00%	06/15/2043	7,000	6,469,757
Series 2022, Ref. VRD RB(i)	3.05%	06/15/2044	2,000	2,000,000
Series 2026, Ref. VRD RB(i)	2.25%	06/15/2041	6,300	6,300,000
Series 2026, Ref. VRD RB(i)	2.55%	06/15/2041	15,635	15,635,000
Subseries 2016, Ref. RB	4.00%	06/15/2038	4,770	4,691,778
New York (City of), NY Transitional Finance Authority;
Series 2017 A-2, RB	5.00%	08/01/2039	7,545	7,629,014
Series 2017 A-3, RB	4.00%	08/01/2042	3,500	3,201,748
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,027,318
Series 2017 A-E-1, RB	5.00%	02/01/2039	2,455	2,468,244
Series 2017 F-1, RB	5.00%	05/01/2042	21,280	21,420,120
Series 2018 S-1, RB	5.00%	07/15/2043	3,465	3,526,307
Series 2018 S-1, RB	5.00%	07/15/2045	5,000	5,078,023
Series 2018 S-3, RB	5.25%	07/15/2045	10,625	10,847,779
Series 2019 B-1, RB	4.00%	11/01/2042	9,410	8,755,458
Series 2019, RB	4.00%	11/01/2042	2,250	2,059,175
Series 2022, RB	4.00%	02/01/2043	5,000	4,558,718
Series 2023 F-1, RB	5.00%	02/01/2042	2,000	2,067,627
Series 2024 D, RB	5.25%	05/01/2045	3,000	3,146,684
Series 2024 F-1, RB	5.00%	02/01/2041	3,730	3,882,838
Series 2024 G-1, RB	5.00%	05/01/2042	2,085	2,166,785
Series 2024 G-1, RB	5.00%	05/01/2044	3,255	3,357,984
Series 2024, RB	5.00%	05/01/2040	1,500	1,579,035
Series 2025 A-1, RB	5.00%	05/01/2037	2,050	2,235,894
Series 2025 B, RB	5.00%	05/01/2044	1,000	1,036,604
Series 2025 E, RB	5.00%	11/01/2042	7,315	7,619,823
Series 2025 H-1, RB	5.00%	11/01/2043	2,170	2,255,745
Series 2025 S-1, RB	5.00%	07/15/2038	5,000	5,505,134
Series 2026, RB	5.00%	11/01/2042	5,000	5,249,016
Subseries 2016 F-3, RB	3.25%	02/01/2041	13,000	10,612,342
Subseries 2019 B-1, RB	4.00%	11/01/2040	1,500	1,395,480
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	4.00%	12/01/2035	300	302,701
Series 2026, RB	5.00%	12/01/2035	2,500	2,779,902
New York (State of) Dormitory Authority;
Series 2009, VRD RB(i)	1.70%	09/01/2039	11,260	11,260,000
Series 2012 F, RB (INS - AGI)(d)	5.00%	10/01/2027	35	35,069
Series 2012 F, RB (INS - AGI)(d)	5.00%	10/01/2028	5	5,010
Series 2012, RB	5.00%	10/01/2026	120	120,234
Series 2012, RB	5.00%	10/01/2027	65	65,128
Series 2012, RB	5.00%	10/01/2028	50	50,110
Series 2015, Ref. RB	5.00%	07/01/2043	3,730	3,731,243
Series 2016, Ref. RB(e)(h)	5.00%	12/01/2026	1,425	1,433,487
Series 2018 A, RB	5.00%	07/01/2040	4,250	4,347,767
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2018 A, Ref. RB	5.00%	08/01/2032	$3,935	$4,008,778
Series 2018 A, Ref. RB	5.00%	03/15/2045	3,000	3,051,563
Series 2020 A, Ref. RB(g)(h)	4.00%	09/15/2030	5	5,211
Series 2020 A, Ref. RB(g)(h)	4.00%	09/15/2030	5	5,211
Series 2020 A, Ref. RB	4.00%	03/15/2043	11,740	10,974,318
Series 2022 A, Ref. RB	5.00%	03/15/2041	3,000	3,117,364
Series 2022, Ref. RB	5.00%	05/01/2038	2,000	2,090,937
Series 2024 A, RB	5.25%	05/01/2037	875	930,064
Series 2024 A, RB	5.25%	05/01/2038	875	921,637
Series 2024 A, RB (INS - AGI)(d)	5.00%	10/01/2038	3,400	3,603,705
Series 2024 A, RB	5.25%	05/01/2039	500	522,581
Series 2024 A, RB	5.25%	05/01/2040	400	413,517
Series 2024 A, Ref. RB(g)(h)	5.00%	03/15/2034	5	5,598
Series 2024 A, Ref. RB	5.00%	03/15/2044	4,995	5,181,221
Series 2025 A, RB (INS - AGI)(d)	5.00%	10/01/2038	4,000	4,304,123
Series 2025 A, Ref. RB	5.00%	03/15/2043	1,000	1,057,780
Series 2025 A, Ref. RB	5.00%	03/15/2044	5,500	5,799,525
Series 2025 C, Ref. RB	5.00%	03/15/2040	2,125	2,270,893
Series 2025 C, Ref. RB	5.00%	03/15/2041	2,000	2,111,749
Series 2025 C, Ref. RB	5.00%	03/15/2043	5,565	5,839,616
Series 2026 A, Ref. RB	5.00%	03/15/2040	10,000	10,717,707
New York (State of) Dormitory Authority (Bidding Group 2); Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,267,413
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	545,170
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	651,849
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(e)	4.63%	12/01/2027	325	315,070
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB (Acquired 05/23/2017; Cost $655,000)(c)(e)	4.88%	09/01/2027	655	648,765
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $730,000)(c)(e)	4.63%	10/01/2027	730	716,685
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(d)	5.25%	07/01/2028	2,265	2,302,418
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	8,000	8,013,230
Series 2015 A, Ref. RB	5.00%	07/01/2035	2,395	2,398,473
New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	200	196,882
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	389,815
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	300	285,175
New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	1,854,151
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2017, Ref. RB	5.00%	07/01/2042	7,030	7,073,522
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2024, RB	5.25%	11/01/2037	3,685	3,920,970
Series 2024, RB	5.25%	11/01/2040	2,000	2,071,122
Series 2024, RB	5.25%	11/01/2041	1,900	1,959,815
New York (State of) Dormitory Authority (New School (The)); Series 2022 A, Ref. RB	5.00%	07/01/2039	750	759,873
New York (State of) Dormitory Authority (New York University);
Series 2017 A, Ref. RB	5.00%	07/01/2043	260	261,937
Series 2019 A, RB	5.00%	07/01/2049	2,000	2,056,780
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2025 A, Ref. RB	5.00%	05/01/2043	3,000	3,104,343
Series 2025, Ref. RB	5.00%	05/01/2042	5,000	5,195,036
New York (State of) Dormitory Authority (Orchard Park CCRC, Inc. Obligated Group);
Series 2025 B-2, RB	3.32%	11/15/2030	1,195	1,191,290
Series 2025 B-3, RB	3.45%	11/15/2031	1,310	1,303,148
New York (State of) Dormitory Authority (Pace University); Series 2024 A, RB	5.25%	05/01/2033	710	770,092
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2039	500	500,305
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	4,000	3,659,603
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute Obligated Group);
Series 2025 A, RB (INS - AGI)(d)	5.00%	07/01/2036	$350	$384,225
Series 2025 A, RB (INS - AGI)(d)	5.00%	07/01/2037	745	810,317
Series 2025 A, RB (INS - AGI)(d)	5.00%	07/01/2038	1,225	1,322,710
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2013 A, RB (INS - AGI)(d)	5.00%	10/01/2026	2,740	2,745,531
Series 2013 A, RB (INS - AGI)(d)	5.00%	10/01/2027	2,485	2,490,049
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,667,681
Series 2013 C, RB	5.00%	10/01/2027	1,885	1,888,686
Series 2013 E, RB (INS - AGI)(d)	5.00%	10/01/2026	3,190	3,196,439
New York (State of) Dormitory Authority (St. John’s University);
Series 2025, Ref. RB	5.00%	07/01/2036	1,650	1,821,818
Series 2025, Ref. RB	5.00%	07/01/2037	1,250	1,366,777
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2027	120	120,358
Series 2021, RB	5.00%	07/01/2028	75	75,397
Series 2021, RB	5.00%	07/01/2029	100	100,672
Series 2021, RB	5.00%	07/01/2030	75	75,294
Series 2021, RB	4.00%	07/01/2035	200	179,382
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB (Acquired 04/08/2022; Cost $1,399,906)(c)	5.00%	07/01/2034	1,330	1,213,692
Series 2022, Ref. RB (Acquired 04/08/2022; Cost $772,070)(c)	5.00%	07/01/2036	735	653,766
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2040	1,250	1,337,076
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2041	1,375	1,464,424
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2042	1,250	1,327,089
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank, Ltd.)(f)(i)	2.30%	05/01/2039	4,000	4,000,000
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.); Series 2005, Ref. RB(a)(g)	3.45%	07/01/2031	6,000	5,902,524
New York (State of) Housing Finance Agency;
Series 2003, VRD RB (LOC - Freddie Mac)(f)(i)	1.99%	05/01/2035	7,700	7,700,000
Series 2007, RB(a)	5.05%	08/15/2039	850	850,253
Series 2009, VRD RB (LOC - Fannie Mae)(f)(i)	1.80%	05/15/2039	12,910	12,910,000
Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	8,504,483
Series 2026 D-1, RB	4.65%	11/01/2046	2,280	2,208,030
Series 2026 F, Ref. RB	4.65%	05/01/2046	6,250	6,050,344
Series 2026 G-2, RB(g)	3.35%	05/01/2031	10,000	9,979,472
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-2, RB(g)	3.80%	05/01/2027	4,000	4,001,997
Series 2023 E-2, RB(g)	3.88%	05/01/2028	2,585	2,586,189
New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	805	805,958
New York (State of) Mortgage Agency; Two Hundred Eighteen Series 2019, Ref. RB(a)	3.60%	04/01/2033	1,795	1,742,269
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 253, RB(a)	4.70%	10/01/2038	1,135	1,133,586
Series 2024-259, RB(a)	4.45%	10/01/2039	3,300	3,226,632
Series 2025-270, VRD RB(i)	1.80%	10/01/2055	5,000	5,000,000
Two Hundred Twenty Third Series 2019, RB	2.15%	04/01/2029	1,010	979,819
New York (State of) Thruway Authority;
Series 2019 B, RB (INS - AGI)(d)	4.00%	01/01/2040	12,000	11,450,608
Series 2026 A, RB	5.00%	09/15/2047	3,000	3,109,401
Series 2026 A, Ref. RB	5.00%	01/01/2043	2,300	2,440,246
Series 2026 A, Ref. RB	5.00%	01/01/2045	1,105	1,162,862
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	24,500	22,837,650
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2043	5,650	5,198,709
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	$35	$35,065
Series 2014 C-1A, RB	4.15%	11/01/2039	2,880	2,795,350
Series 2014 E, RB	3.40%	11/01/2029	570	568,583
Series 2021, VRD RB (CEP - Federal Housing Administration)(i)	1.83%	11/01/2060	5,000	5,000,000
Series 2026, RB	4.30%	11/01/2041	2,745	2,644,901
New York City Housing Development Corp. (8 Spruce Street);
Eighth Series 2024, Ref. RB	4.00%	12/15/2031	1,250	1,259,783
Eighth Series 2024, Ref. RB	4.38%	12/15/2031	2,250	2,278,545
Eighth Series 2024, Ref. RB	5.25%	12/15/2031	2,500	2,562,340
New York City Housing Development Corp. (Green Bonds);
Series 2021, RB (CEP - Federal Housing Administration)	2.00%	05/01/2032	135	119,809
Series 2021, RB (CEP - Federal Housing Administration)	2.10%	05/01/2033	195	170,676
Series 2022 F-2A, RB (CEP - Federal Housing Administration)(g)	3.40%	12/22/2026	6,190	6,190,480
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2016 A, RB(g)(h)	5.00%	11/15/2026	500	502,382
Series 2026, Ref. RB	5.00%	11/15/2044	1,000	1,055,884
Series 2026, Ref. RB	5.00%	11/15/2045	1,000	1,051,658
New York Counties Tobacco Trust I; Series 2000 A, RB	6.63%	06/01/2042	2,670	2,670,016
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	3,995	4,075,680
New York Counties Tobacco Trust IV; Series 2010 A, RB(e)	6.25%	06/01/2041	7,960	7,548,763
New York Counties Tobacco Trust V; Series 2005 S-1, RB(k)	0.00%	06/01/2038	1,430	671,341
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	2,785	2,841,726
Series 2016 A, Ref. RB	6.75%	06/01/2035	4,450	4,501,114
Series 2016 A, Ref. RB	6.45%	06/01/2040	2,330	2,298,425
Series 2016 A, Ref. RB	6.00%	06/01/2043	7,755	7,624,573
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	5,130	4,942,686
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,000,465
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	870,233
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	8,820	8,832,781
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	15,500	17,251,715
Series 2007, RB	5.50%	10/01/2037	1,070	1,211,459
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(e)(g)	4.25%	09/03/2030	2,000	2,025,610
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,017
Series 2017 E, RB	5.00%	06/15/2042	12,375	12,489,892
Series 2018 B, RB	5.00%	06/15/2038	2,755	2,822,684
New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2042	4,030	4,167,482
Series 2020, Ref. RB	3.00%	03/15/2040	3,435	2,837,160
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	4,700,561
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2031	12,800	12,779,482
Series 2020, Ref. RB(a)	5.25%	08/01/2031	5,755	5,946,534
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	8,425	8,430,215
Series 2016, RB(a)	4.00%	07/01/2031	250	247,597
Series 2018, RB(a)	5.00%	01/01/2033	1,615	1,642,020
Series 2018, RB(a)	5.00%	01/01/2034	12,870	13,070,642
Series 2018, RB(a)	5.00%	01/01/2036	11,425	11,569,254
Series 2020, RB(a)	5.00%	10/01/2035	5,250	5,443,716
Series 2020, RB(a)	4.38%	10/01/2045	8,000	7,457,460
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2024, RB(a)	5.25%	06/30/2038	$6,200	$6,480,785
Series 2025, RB (INS - AGI)(a)(d)	5.50%	06/30/2038	1,625	1,765,522
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,000,894
Series 2016 A, RB (INS - AGI)(a)(d)	4.00%	07/01/2036	5,000	4,890,885
Series 2016 A, RB(a)	5.00%	07/01/2041	9,850	9,850,349
Series 2016 A, RB(a)	5.00%	07/01/2046	13,420	13,226,090
Series 2016 A, RB(a)	5.25%	01/01/2050	1,660	1,651,308
Series 2016, RB (INS - AGI)(a)(d)	4.00%	07/01/2031	8,805	8,781,300
Series 2016, RB (INS - AGI)(a)(d)	4.00%	07/01/2037	11,875	11,479,641
Series 2016, RB (INS - AGI)(a)(d)	5.00%	07/01/2046	150	150,045
Series 2023, RB(a)	5.63%	04/01/2040	2,260	2,380,913
New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	596,331
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.00%	12/01/2031	1,200	1,265,115
Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,045,400
Series 2022, RB(a)	5.00%	12/01/2035	4,945	5,224,859
Series 2022, RB(a)	5.00%	12/01/2037	2,310	2,409,126
Series 2022, RB(a)	5.00%	12/01/2038	8,670	8,981,113
Series 2022, RB(a)	5.00%	12/01/2039	1,330	1,367,984
Series 2022, RB(a)	4.00%	12/01/2042	5,000	4,454,670
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	1,420	1,424,967
Niagara Falls (City of), NY; Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2029	665	666,257
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2028	1,000	1,001,193
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	725,812
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	746,665
Series 2019, Ref. RB(a)	5.00%	04/01/2035	1,780	1,823,711
Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	764,022
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	1,115	1,102,283
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2029	780	790,041
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2030	275	278,254
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2031	350	353,910
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2032	455	459,851
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2033	475	479,820
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2034	500	505,073
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	455,261
Series 2017, Ref. RB	5.00%	05/01/2028	600	606,786
Series 2017, Ref. RB	5.00%	05/01/2029	450	454,779
Series 2017, Ref. RB	5.00%	05/01/2030	835	843,057
Series 2017, Ref. RB	5.00%	05/01/2032	600	604,747
Series 2017, Ref. RB	5.00%	05/01/2033	1,580	1,591,452
Series 2017, Ref. RB	5.00%	05/01/2034	1,040	1,046,648
Series 2017, Ref. RB	5.00%	05/01/2037	250	251,013
Series 2017, Ref. RB	5.00%	05/01/2040	150	150,157
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	985	985,954
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	125	125,041
Rockland (County of), NY Solid Waste Management Authority (Green Bonds); Series 2021 A, RB(a)	5.00%	12/15/2030	585	618,195
Saratoga County Capital Resource Corp. (Skidmore College); Series 2018, RB	5.00%	07/01/2048	4,515	4,565,322
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2037	450	504,256
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2031	$690	$690,922
Series 2021 A, Ref. RB	5.00%	09/01/2029	165	168,778
Series 2021 A, Ref. RB	5.00%	09/01/2031	90	92,455
Series 2021 A, Ref. RB	5.00%	09/01/2031	225	231,139
Series 2021 A, Ref. RB	5.00%	09/01/2032	190	194,380
Series 2021 A, Ref. RB	5.00%	09/01/2033	200	203,494
Series 2021 A, Ref. RB	5.00%	09/01/2034	460	465,719
Series 2021 A, Ref. RB	5.00%	09/01/2034	200	202,486
Series 2021 A, Ref. RB	5.00%	09/01/2035	225	226,589
Series 2021 A, Ref. RB	5.00%	09/01/2036	200	200,417
Series 2021 A, Ref. RB	5.00%	09/01/2036	225	225,469
Series 2021 A, Ref. RB	5.00%	09/01/2037	250	248,327
Series 2021 A, Ref. RB	5.00%	09/01/2038	200	196,417
Series 2021 A, Ref. RB	5.00%	09/01/2039	275	266,297
Series 2021 A, Ref. RB	5.00%	09/01/2039	200	193,670
Series 2021 A, Ref. RB	5.00%	09/01/2041	50	46,747
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2043	9,200	8,959,705
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	785,785
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	450,420
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	540,168
Suffolk (County of), NY Water Authority; Series 2018 A, RB	4.00%	06/01/2041	3,500	3,359,068
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	500	500,449
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	75	75,080
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.00%	12/01/2034	8,000	8,159,731
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-1, RB(e)	4.85%	11/01/2031	4,790	4,796,588
Series 2016 B-1, RB(e)	4.85%	11/01/2031	1,235	1,236,678
Series 2016 C-1, RB(e)	4.85%	11/01/2031	1,205	1,206,637
Series 2016 D-1, RB(e)	4.85%	11/01/2031	795	796,093
Tender Option Bond Trust Receipts/Certificates;
Series 2025, VRD RB(e)(i)	1.88%	05/15/2032	14,100	14,100,000
Series 2025, VRD RB(e)(i)	1.79%	03/15/2056	8,000	8,000,000
Triborough Bridge & Tunnel Authority;
Series 2017 A, RB	5.00%	11/15/2038	1,315	1,327,721
Series 2017 B, Ref. RB	5.00%	11/15/2036	5,000	5,056,836
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020 A, Ref. RB	5.00%	09/01/2037	6,500	6,692,018
Series 2020, Ref. RB	5.00%	09/01/2035	5,500	5,709,839
Series 2020, Ref. RB	5.00%	09/01/2039	1,000	1,020,658
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	4,680	4,387,162
Series 2017 A, Ref. RB	5.00%	06/01/2030	3,000	3,037,874
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,057,097
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,051,463
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,049,131
Series 2017 A, Ref. RB	5.00%	06/01/2041	5,450	5,473,497
Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining);
Series 2025 A-1, RB(e)	6.20%	12/01/2042	2,000	1,972,847
Series 2025 A-2, RB(e)	6.00%	06/01/2028	10,000	10,060,706
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2027	90	90,488
Series 2022, Ref. RB	5.00%	01/01/2037	525	545,280
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.);
Series 2021, Ref. RB(e)	5.00%	07/01/2036	2,765	2,812,238
Series 2021, Ref. RB(e)	5.00%	07/01/2041	300	294,271
Series 2021, Ref. RB(e)	5.00%	07/01/2046	615	578,541
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester County Local Development Corp. (Sarah Lawrence College); Series 2016 A, Ref. RB	4.00%	06/01/2031	$2,190	$2,166,270
Westchester County Local Development Corp. (Sunrise of Tarrytown); Series 2026 A, RB(e)	6.00%	12/01/2045	700	717,916
Westchester County Local Development Corp. (Westchester County Health Care Corp.); Series 2025, RB	6.50%	11/01/2030	4,350	4,486,969
Western Regional Off-Track Betting Corp.;
Series 2021, Ref. RB(e)	3.00%	12/01/2026	295	294,581
Series 2021, Ref. RB(e)	4.13%	12/01/2041	1,140	1,052,329
Yonkers (City of), NY;
Series 2026 A, GO Bonds (INS - AGI)(d)	5.00%	02/01/2043	1,000	1,046,548
Series 2026 A, GO Bonds (INS - AGI)(d)	4.13%	02/01/2045	1,495	1,418,613
Series 2026 A, GO Bonds (INS - AGI)(d)	4.13%	02/01/2046	1,000	944,560
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	4.00%	10/15/2029	165	163,459
				1,380,490,680
Puerto Rico–5.95%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	21,020	21,400,685
Series 2002, RB	5.63%	05/15/2043	800	812,403
PRCCDA Custodial Trust; Series A	0.00%	03/15/2049	103	21,430
PRHTA Custodial Trust; Series 2023 A-1, RB(b)	5.25%	12/06/2049	29	8,346
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	9,941	7,265,042
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,081	1,098,550
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	60	63,329
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	11,476	12,386,406
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,518,262
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	648,063
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,374	1,333,098
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	3,045	2,828,558
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	4,000	3,553,912
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	2,313	2,273,144
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 02/07/2002-03/25/2024; Cost $1,717,904)(c)	6.63%	01/01/2027	1,665	1,662,252
Series 2023 A, RB (Acquired 02/07/2002-06/07/2011; Cost $13,930,171)(c)	6.63%	01/01/2028	12,696	12,655,839
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2027	2,259	2,199,056
Series 2018 A-1, RB(k)	0.00%	07/01/2031	10,000	8,538,447
Series 2018 A-1, RB(k)	0.00%	07/01/2033	665	526,721
Series 2018 A-1, RB(k)	0.00%	07/01/2046	12,073	4,345,668
Series 2018 A-1, RB(k)	0.00%	07/01/2051	1	262
Series 2019 A-2, RB	4.33%	07/01/2040	2,176	2,129,911
Series 2019 A-2, RB	4.54%	07/01/2053	75	68,849
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	948,014
University of Puerto Rico; Series 2006 Q, RB	5.00%	06/01/2030	300	297,050
				88,583,297
Northern Mariana Islands–0.16%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	2,445	2,401,429
Virgin Islands–0.14%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2026	1,715	1,720,112
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2027	50	50,152
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2028	280	280,854
				2,051,118
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–0.02%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.00%	07/01/2036	$240	$257,140
Total Municipal Obligations (Cost $1,497,870,930)				1,473,783,664
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(l)			294,299	0
TOTAL INVESTMENTS IN SECURITIES(m)–99.03% (Cost $1,497,870,930)				1,473,783,664
OTHER ASSETS LESS LIABILITIES–0.97%				14,394,493
NET ASSETS–100.00%				$1,488,178,157
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $133,241, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at August 31, 2026 was $17,675,894, which represented 1.19% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $119,805,450, which represented 8.05% of the Fund’s Net Assets.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2026.
(k)	Zero coupon bond issued at a discount.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.33%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Rochester® Limited Term New York Municipal Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,497,870,930)	$1,473,783,664
Cash	4,810,148
Receivable for:
Investments sold	500,000
Fund shares sold	556,594
Interest	16,742,138
Investments matured, at value (Cost $3,127,432)	2,355,317
Investment for trustee deferred compensation and retirement plans	238,840
Other assets	163,501
Total assets	1,499,150,202
Liabilities:
Payable for:
Investments purchased	6,460,136
Dividends	1,726,043
Fund shares reacquired	1,906,509
Accrued fees to affiliates	481,855
Accrued interest expense	17,225
Accrued trustees’ and officers’ fees and benefits	6,108
Accrued other operating expenses	64,053
Trustee deferred compensation and retirement plans	310,116
Total liabilities	10,972,045
Net assets applicable to shares outstanding	$1,488,178,157
Net assets consist of:
Shares of beneficial interest	$2,119,466,019
Distributable earnings (loss)	(631,287,862)
$1,488,178,157
Net Assets:
Class A	$1,069,184,582
Class C	$32,836,479
Class Y	$377,155,503
Class R6	$9,001,593
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	388,166,761
Class C	11,986,346
Class Y	136,978,514
Class R6	3,264,845
Class A:
Net asset value per share	$2.75
Maximum offering price per share (Net asset value of $2.75 ÷ 97.50%)	$2.82
Class C:
Net asset value and offering price per share	$2.74
Class Y:
Net asset value and offering price per share	$2.75
Class R6:
Net asset value and offering price per share	$2.76
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Rochester® Limited Term New York Municipal Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$30,070,551
Expenses:
Advisory fees	2,980,400
Administrative services fees	103,201
Custodian fees	5,081
Distribution fees:
Class A	1,340,700
Class C	176,030
Interest, facilities and maintenance fees	220,832
Transfer agent fees — A, C and Y	480,162
Transfer agent fees — R6	1,033
Trustees’ and officers’ fees and benefits	16,633
Registration and filing fees	33,337
Reports to shareholders	13,749
Professional services fees	44,546
Other	(47,557)
Total expenses	5,368,147
Net investment income	24,702,404
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(1,096,770)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(39,026,309)
Net realized and unrealized gain (loss)	(40,123,079)
Net increase (decrease) in net assets resulting from operations	$(15,420,675)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Rochester® Limited Term New York Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$24,702,404	$47,993,394
Net realized gain (loss)	(1,096,770)	(5,240,279)
Change in net unrealized appreciation (depreciation)	(39,026,309)	21,575,541
Net increase (decrease) in net assets resulting from operations	(15,420,675)	64,328,656
Distributions to shareholders from distributable earnings:
Class A	(19,865,816)	(37,792,331)
Class C	(511,978)	(1,090,602)
Class Y	(7,208,107)	(12,478,832)
Class R6	(180,970)	(163,935)
Total distributions from distributable earnings	(27,766,871)	(51,525,700)
Share transactions–net:
Class A	16,832,035	(25,334,231)
Class C	(3,421,551)	(6,512,815)
Class Y	25,704,145	36,957,971
Class R6	4,013,610	1,153,079
Net increase in net assets resulting from share transactions	43,128,239	6,264,004
Net increase (decrease) in net assets	(59,307)	19,066,960
Net assets:
Beginning of period	1,488,237,464	1,469,170,504
End of period	$1,488,178,157	$1,488,237,464
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Rochester® Limited Term New York Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$2.84	$0.05	$(0.09)	$(0.04)	$(0.05)	$2.75	(1.36)%	$1,069,185	0.76%(d)	0.76%(d)	0.73%(d)	3.26%(d)	13%
Year ended 02/28/26	2.81	0.09	0.04	0.13	(0.10)	2.84	4.70	1,083,581	0.77	0.77	0.74	3.30	31
Year ended 02/28/25	2.80	0.09	0.01	0.10	(0.09)	2.81	3.74	1,099,709	0.83	0.83	0.76	3.13	26
Year ended 02/29/24	2.78	0.08	0.03	0.11	(0.09)	2.80	3.94	1,168,493	0.90	0.90	0.76	2.91	21
Year ended 02/28/23	2.98	0.07	(0.19)	(0.12)	(0.08)	2.78	(4.16)	1,287,117	0.91	0.91	0.75	2.65	60
Year ended 02/28/22	3.04	0.06	(0.04)	0.02	(0.08)	2.98	0.74	1,491,165	0.78	0.78	0.74	2.01	12
Class C
Six months ended 08/31/26	2.82	0.04	(0.08)	(0.04)	(0.04)	2.74	(1.40)	32,836	1.51 (d)	1.51 (d)	1.48 (d)	2.51 (d)	13
Year ended 02/28/26	2.79	0.07	0.04	0.11	(0.08)	2.82	3.93	37,272	1.52	1.52	1.49	2.55	31
Year ended 02/28/25	2.78	0.07	0.01	0.08	(0.07)	2.79	2.97	43,549	1.58	1.58	1.51	2.38	26
Year ended 02/29/24	2.76	0.06	0.03	0.09	(0.07)	2.78	3.17	54,229	1.65	1.65	1.51	2.16	21
Year ended 02/28/23	2.97	0.05	(0.21)	(0.16)	(0.05)	2.76	(5.26)	70,720	1.66	1.66	1.50	1.90	60
Year ended 02/28/22	3.02	0.04	(0.03)	0.01	(0.06)	2.97	0.31	90,290	1.53	1.53	1.49	1.26	12
Class Y
Six months ended 08/31/26	2.83	0.05	(0.07)	(0.02)	(0.06)	2.75	(0.89)	377,156	0.51 (d)	0.51 (d)	0.48 (d)	3.51 (d)	13
Year ended 02/28/26	2.81	0.10	0.03	0.13	(0.11)	2.83	4.61	362,170	0.52	0.52	0.49	3.55	31
Year ended 02/28/25	2.80	0.09	0.02	0.11	(0.10)	2.81	4.00	321,897	0.58	0.58	0.51	3.38	26
Year ended 02/29/24	2.78	0.09	0.02	0.11	(0.09)	2.80	4.21	324,713	0.65	0.65	0.51	3.16	21
Year ended 02/28/23	2.99	0.08	(0.21)	(0.13)	(0.08)	2.78	(4.24)	333,027	0.66	0.66	0.50	2.90	60
Year ended 02/28/22	3.04	0.07	(0.03)	0.04	(0.09)	2.99	1.33	339,209	0.53	0.53	0.49	2.26	12
Class R6
Six months ended 08/31/26	2.84	0.05	(0.07)	(0.02)	(0.06)	2.76	(0.86)	9,002	0.47 (d)	0.47 (d)	0.44 (d)	3.55 (d)	13
Year ended 02/28/26	2.81	0.10	0.04	0.14	(0.11)	2.84	5.02	5,215	0.48	0.48	0.45	3.59	31
Year ended 02/28/25	2.80	0.10	0.01	0.11	(0.10)	2.81	4.05	4,015	0.52	0.52	0.45	3.44	26
Year ended 02/29/24	2.78	0.09	0.03	0.12	(0.10)	2.80	4.26	843	0.59	0.59	0.45	3.22	21
Year ended 02/28/23	2.99	0.08	(0.21)	(0.13)	(0.08)	2.78	(4.20)	744	0.60	0.60	0.44	2.96	60
Year ended 02/28/22	3.04	0.07	(0.03)	0.04	(0.09)	2.99	1.36	357	0.50	0.50	0.46	2.29	12

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
18
Invesco Rochester® Limited Term New York Municipal Fund

D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
19
Invesco Rochester® Limited Term New York Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $100 million	0.500%
Next $150 million	0.450%
Next $1.75 billion	0.400%
Next $3 billion	0.390%
Next $5 billion	0.380%
Over $10 billion	0.370%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $6,504 in front-end sales commissions from the sale of Class A shares and $23,441 and $449 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
20
Invesco Rochester® Limited Term New York Municipal Fund

The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,473,783,664	$—	$1,473,783,664
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	1,473,783,664	0	1,473,783,664
Other Investments - Assets
Investments Matured	—	2,355,317	—	2,355,317
Total Investments	$—	$1,476,138,981	$0	$1,476,138,981
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2026, the Fund engaged in securities purchases of $26,581,161.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2026, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$53,369,651	$569,470,130	$622,839,781
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $177,665,296 and $177,752,752, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$7,352,476
Aggregate unrealized (depreciation) of investments	(31,595,627)
Net unrealized appreciation (depreciation) of investments	$(24,243,151)
21
Invesco Rochester® Limited Term New York Municipal Fund

Cost of investments for tax purposes is $1,500,382,132.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	28,903,559	$80,791,407	54,838,254	$152,633,929
Class C	862,640	2,400,032	3,972,477	11,010,126
Class Y	22,176,330	61,990,221	54,252,606	150,752,885
Class R6	1,921,597	5,396,059	574,062	1,605,760
Issued as reinvestment of dividends:
Class A	4,511,100	12,569,743	8,755,584	24,337,774
Class C	142,718	395,586	294,249	813,637
Class Y	1,614,904	4,499,271	2,964,848	8,242,245
Class R6	38,579	107,721	24,771	68,962
Automatic conversion of Class C shares to Class A shares:
Class A	875,170	2,441,543	2,077,723	5,751,952
Class C	(880,424)	(2,441,543)	(2,089,434)	(5,751,952)
Reacquired:
Class A	(28,272,711)	(78,970,658)	(74,860,470)	(208,057,886)
Class C	(1,356,738)	(3,775,626)	(4,544,879)	(12,584,626)
Class Y	(14,591,380)	(40,785,347)	(44,015,110)	(122,037,159)
Class R6	(532,829)	(1,490,170)	(189,187)	(521,643)
Net increase in share activity	15,412,515	$43,128,239	2,055,494	$6,264,004

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22
Invesco Rochester® Limited Term New York Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® Limited Term New York Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal New York Investment Grade 4-7 Years Bond Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the first quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and
23
Invesco Rochester® Limited Term New York Municipal Fund

reasonably comparable to the performance of the Index for the three and five year periods.  The Board considered that the Fund underwent a change in portfolio management in 2024. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management the reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
24
Invesco Rochester® Limited Term New York Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
25
Invesco Rochester® Limited Term New York Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROLTNYM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Rochester® Municipal Opportunities Fund
Nasdaq:
A: ORNAX ■ C: ORNCX ■ Y: ORNYX ■ R5: IORHX ■ R6: IORYX

2	Schedule of Investments
42	Financial Statements
46	Financial Highlights
47	Notes to Financial Statements
54	Approval of Investment Advisory and Sub-Advisory Contracts
56	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.29%
Alabama–2.16%
Black Belt Energy Gas District (Gas);
Series 2025 C, RB(a)(b)	5.50%	08/01/2034	$15,200	$15,985,375
Series 2026 C, RB	5.25%	06/01/2036	13,500	14,303,741
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(c)	5.75%	10/01/2049	16,000	16,310,760
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	10,000	10,292,653
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	410	410,341
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,300,837
Mobile (County of), AL (Gomesa); Series 2026, Revenue Wts.(a)	5.00%	11/01/2050	5,500	5,180,648
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(a)	4.00%	11/01/2045	2,245	2,005,020
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC);
Series 2024, RB(c)	5.00%	06/01/2054	28,660	27,244,709
Series 2024, RB(c)	4.75%	12/01/2054	44,310	40,823,002
Southeast Energy Authority, A Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	15,835	15,775,685
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(a)	5.25%	05/01/2044	37,102	37,451,846
				187,084,617
Alaska–0.12%
Anchorage (Municipality of), AK; Series 2024 A, RB (INS - AGI)(c)(d)	4.38%	02/01/2065	11,500	10,054,184
Arizona–2.24%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(a)	5.50%	07/01/2038	1,165	1,167,003
Series 2018 B, RB(a)	5.63%	07/01/2048	2,250	2,238,386
Series 2018 B, RB(a)	5.75%	07/01/2053	3,500	3,424,789
Series 2026, RB(a)	5.75%	07/01/2061	800	770,690
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(a)	5.13%	08/01/2038	2,515	2,230,794
Series 2018 A, RB(a)	5.25%	08/01/2048	3,945	3,138,865
Arizona (State of) Industrial Development Authority (CHF-Arizona LLC.-University of Arizona); Series 2026, RB (INS -BAM)(d)	5.25%	07/01/2061	10,000	10,190,570
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(a)	5.50%	07/01/2037	580	573,100
Series 2017, Ref. RB(a)	5.75%	07/01/2047	680	646,644
Series 2017, Ref. RB(a)	5.88%	07/01/2052	645	600,727
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(a)	5.00%	07/01/2054	3,000	2,657,467
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(a)	5.25%	12/15/2038	1,470	1,470,156
Series 2018 A, RB(a)	5.50%	12/15/2048	2,260	2,172,244
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	391,037
East San Luis (City of), AZ Community Facilities District (Assessment Area One); Series 2007, RB	6.38%	01/01/2028	175	170,293
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,621,853
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(a)(e)	0.00%	12/15/2034	8,900	5,072,039
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(a)	6.00%	07/01/2043	1,885	1,887,171
Series 2023, RB(a)	6.25%	07/01/2053	1,900	1,846,893
Series 2023, RB(a)	6.38%	07/01/2058	2,500	2,424,836
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	810,582
Merrill Ranch Community Facilities District No. 2 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	262	262,087
Phoenix (City of), AZ Industrial Development Authority (The) (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,285	1,287,418
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (The) (Freedom Academy, Inc.); Series 2016, RB(a)	5.50%	07/01/2046	$4,135	$3,735,341
Phoenix (City of), AZ Industrial Development Authority (The) (Gourmet Boutique West LLC); Series 2007 B, IDR(c)	5.88%	11/01/2037	2,140	1,856,360
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(a)	9.50%	04/01/2052	7,900	6,716,507
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(a)	5.50%	09/01/2046	2,400	2,220,191
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(a)	5.63%	06/15/2045	500	471,920
Series 2022, Ref. RB(a)	4.00%	06/15/2051	4,995	3,546,968
Pima (County of), AZ Industrial Development Authority (The) (Baren Academy Project Refunding); Series 2021, RB(a)	5.00%	07/01/2056	4,285	3,287,260
Pima (County of), AZ Industrial Development Authority (The) (LA Posada at Pusch Ridge);
Series 2022, RB(a)	6.88%	11/15/2052	7,500	7,889,847
Series 2022, RB(a)	7.00%	11/15/2057	3,975	4,201,744
Pima (County of), AZ Industrial Development Authority (The) (Milestones Charter School Refunding); Series 2017 A, Ref. RB(a)	6.50%	11/01/2047	5,530	5,329,021
Pima (County of), AZ Industrial Development Authority (The) (P.L.C. Charter Schools);
Series 2016, Ref. RB (Acquired 12/02/2016; Cost $3,315,997)(a)(b)(f)(g)	6.00%	12/01/2026	3,315	3,342,167
Series 2016, Ref. RB (Acquired 12/02/2016; Cost $6,310,000)(a)(b)(f)(g)	6.00%	12/01/2026	6,310	6,361,712
Pinal (County of), AZ Industrial Development Authority (Green Bonds);
Series 2021 B, RB(c)(h)	5.50%	10/01/2033	5,853	6,151,820
Series 2021 C, RB(a)(c)	5.50%	10/01/2033	22,616	23,770,642
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(a)	5.60%	07/01/2031	116	116,176
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy);
Series 2023, RB(a)	5.50%	06/15/2047	11,245	10,334,118
Series 2023, RB(a)	5.75%	06/15/2053	5,000	4,568,072
Series 2023, RB(a)	5.75%	06/15/2058	15,000	13,528,552
Series 2024, RB(a)	5.00%	06/15/2044	1,330	1,178,435
Series 2024, RB(a)	5.00%	06/15/2054	4,735	3,855,953
Series 2024, RB(a)	5.00%	06/15/2064	15,525	12,186,597
Sierra (City of), AZ Vista Industrial Development Authority (Desert Star Academy); Series 2026, RB(a)	6.75%	06/15/2061	4,660	4,276,537
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy);
Series 2025, RB	6.25%	06/15/2050	4,300	4,304,193
Series 2025, RB	6.50%	06/15/2055	3,850	3,879,778
Southside Community Facilities District No. 1; Series 2008, RB(i)	7.25%	07/01/2032	447	415,031
Tempe (City of), AZ Industrial Development Authority (Accel); Series 2022 A, RB(a)	6.50%	08/01/2048	3,640	3,360,156
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2025, RB	5.63%	12/01/2055	1,155	1,171,815
Series 2025, RB	5.63%	12/01/2060	3,775	3,810,852
				193,923,409
Arkansas–0.31%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(c)	5.45%	09/01/2052	10,000	10,093,360
Arkansas (State of) Development Finance Authority (United States Steel Co.); Series 2026, RB(a)(b)(c)	4.25%	03/03/2036	13,500	13,296,168
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds (Acquired 06/15/2007; Cost $2,634,219)(g)(i)	6.25%	02/01/2038	3,665	3,665,000
				27,054,528
California–10.90%
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGI)(d)(h)	5.45%	10/01/2052	29,325	17,262,859
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	90	90,192
California (State of); Series 2025, GO Bonds(j)	5.25%	09/01/2053	20,000	21,110,573
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(e)	0.00%	06/01/2050	520,920	119,377,778
Series 2006 B, RB(e)	0.00%	06/01/2050	107,400	19,654,071
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	$13,745	$13,766,222
Series 2006 C, RB(e)	0.00%	06/01/2055	212,950	21,303,901
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	4,880	4,886,439
Series 2006 A, RB(e)	0.00%	06/01/2046	127,310	36,027,037
Series 2006 B, RB(e)	0.00%	06/01/2046	33,920	9,089,787
Series 2006 C, RB(e)	0.00%	06/01/2055	215,100	24,437,920
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	14,725	2,467,763
California (State of) Housing Finance Agency; Series 2026 A, RB (CEP - Federal Housing Administration)	4.15%	08/01/2043	9,250	8,997,949
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB (Acquired 11/26/2025-08/20/2026; Cost $81,205,740)(a)(b)(c)(g)	12.00%	11/02/2026	88,925	56,467,375
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(a)	5.00%	01/01/2056	4,200	3,540,875
California (State of) Infrastructure & Economic Development Bank (Wonderful Foundations Charter School Portfolio); Series 2020, RB(a)	5.00%	01/01/2055	5,200	4,414,113
California (State of) Municipal Finance Authority;
Series 2025 A-1, RB	3.44%	02/20/2041	18,975	17,074,209
Series 2026 A-1, RB	4.05%	07/20/2041	7,816	7,404,931
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(c)	5.00%	12/31/2047	11,095	10,960,452
California (State of) Municipal Finance Authority (Westside Neighborhood School); Series 2024, RB(a)	6.38%	06/15/2064	2,250	2,339,228
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $5,914,802)(a)(c)(g)(k)	7.50%	07/01/2032	6,075	68,344
Series 2017, RB (Acquired 05/25/2017-07/17/2018; Cost $15,389,964)(a)(c)(g)(k)	8.00%	07/01/2039	14,995	168,694
Series 2020, RB (Acquired 10/06/2020; Cost $2,531,287)(a)(c)(g)(k)	7.50%	07/01/2032	2,650	29,812
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(a)(c)	5.00%	11/21/2045	16,050	16,054,297
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(a)	10.00%	05/15/2028	3,000	4,248,167
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025, RB(a)	6.63%	06/01/2065	9,500	9,975,725
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2016, Ref. RB(a)	5.00%	08/01/2036	3,000	2,950,876
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(a)(b)(f)	6.50%	07/01/2027	2,515	2,587,970
Series 2017, RB(a)	6.50%	07/01/2050	1,865	1,632,559
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(a)	5.25%	07/01/2051	5,945	5,741,450
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - California Higher Education Intercept Program)(a)	5.00%	05/01/2027	115	115,414
Series 2017 A, RB (CEP - California Higher Education Intercept Program)(a)	5.75%	05/01/2037	900	902,402
Series 2017 A, RB (CEP - California Higher Education Intercept Program)(a)	5.88%	05/01/2047	1,230	1,230,258
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(a)	5.13%	06/01/2047	595	561,618
Series 2017 A, RB(a)	5.25%	06/01/2052	665	612,291
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(a)	5.00%	12/01/2046	10,900	10,911,031
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(a)	5.25%	07/01/2052	1,450	1,403,695
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	6,480	6,481,085
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	1,700	1,733,805
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,063,146
California Educational Facilities Authority; Series 2025, RB(j)(l)	5.00%	10/01/2055	17,100	17,785,269
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(e)	0.00%	08/01/2042	7,780	3,553,232
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2066	128,035	11,978,161
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	600	601,609
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA;
Series 2026 B, Ref. RB(c)	5.50%	05/15/2051	$10,000	$10,498,420
Series 2026, Ref. RB(c)	5.50%	05/15/2051	4,000	4,189,902
Series 2026, Ref. RB(c)	5.50%	05/15/2056	10,000	10,425,700
Los Angeles (City of), CA Department of Airports;
Series 2020 C, RB(c)	4.00%	05/15/2050	10,500	9,131,384
Series 2022 A, RB(c)	4.00%	05/15/2049	13,575	11,883,927
Los Angeles County Public Works Financing Authority;
Series 2025, RB(j)	5.25%	12/01/2050	12,280	13,018,615
Series 2025, RB(j)	5.25%	12/01/2054	4,555	4,794,561
Morongo Band of Mission Indians (The); Series 2018 A, RB(a)(b)(f)	5.00%	10/01/2028	4,500	4,723,534
Municipal Improvement Corp. of Los Angeles; Series 2025, RB(j)	5.50%	05/01/2055	20,250	21,311,156
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2036	3,555	3,556,759
Series 2016, Ref. RB	5.00%	11/01/2039	5,440	5,440,712
Series 2017, Ref. RB	5.00%	11/01/2042	5,035	4,889,644
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	35	35,222
San Diego (City of), CA;
Series 2025, RB(c)(j)(l)	5.00%	07/01/2048	5,000	5,043,420
Series 2025, RB(c)(j)(l)	5.00%	07/01/2053	15,000	15,040,112
Series 2025, RB(c)(j)(l)	5.25%	07/01/2058	20,000	20,294,987
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(c)	4.00%	07/01/2046	8,040	7,235,731
Series 2021 B, RB(c)	4.00%	07/01/2051	6,960	6,021,461
Series 2021 B, RB (INS - AGI)(c)(d)	4.00%	07/01/2051	16,750	14,577,837
Series 2021 B, RB(c)	5.00%	07/01/2056	5,180	5,178,565
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(c)	5.00%	05/01/2049	55,485	55,136,443
Series 2019 E, RB(c)	4.00%	05/01/2050	13,845	12,007,158
Series 2025, RB(c)(j)(l)	5.50%	05/01/2055	23,000	23,999,433
San Francisco (City & County of), CA Public Utilities Commission; Series 2025 D, RB(j)	5.00%	11/01/2055	10,955	11,313,726
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(e)	0.00%	06/01/2036	53,670	31,234,190
Series 2007 A, RB(e)	0.00%	06/01/2047	58,990	14,582,062
Series 2007 B, RB(e)	0.00%	06/01/2047	13,505	3,338,375
Series 2007 C, RB(e)	0.00%	06/01/2056	61,600	6,198,013
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGI)(d)(e)	0.00%	08/01/2037	6,245	4,117,096
Series 2011 D, GO Bonds (INS - AGI)(d)(e)	0.00%	08/01/2038	12,115	7,566,720
Series 2011 D, GO Bonds (INS - AGI)(d)(e)	0.00%	08/01/2041	14,735	7,743,817
Series 2011 D, GO Bonds (INS - AGI)(d)(e)	0.00%	08/01/2043	17,145	8,240,425
Sweetwater Union High School District; Series 2022, GO Bonds(j)	5.00%	08/01/2052	47,500	48,674,058
University of California; Series 2025, RB(j)(l)	5.00%	05/15/2053	17,150	17,858,453
				943,366,202
Colorado–9.58%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,235	2,152,445
Series 2020 A, GO Bonds	5.25%	12/01/2049	5,200	4,383,292
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,897,752
Arista Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2039	10,000	9,815,677
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	900,476
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	24,759,152
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,152	3,151,829
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,165	2,164,882
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	499,488
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	$3,100	$3,100,789
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,939,404
Bella Mesa Metropolitan District; Series 2024 B, GO Bonds(a)	8.00%	12/15/2054	2,774	2,691,269
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	211	210,974
Brickyard Metropolitan District No. 1;
Series 2025, GO Bonds	7.00%	12/01/2045	3,650	3,563,044
Series 2025, GO Bonds	7.25%	12/01/2057	10,435	9,891,047
Series 2026, GO Bonds	9.00%	12/15/2057	6,000	5,824,481
Bristol Metropolitan District; Series 2022 B, GO Bonds	7.50%	12/15/2050	757	742,771
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,156,404
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	810	809,234
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	2,000	1,715,288
Series 2024, GO Bonds(a)	8.25%	12/01/2053	4,218	4,206,629
Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	13,464,788
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	3,814,151
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2022, RB	6.50%	12/01/2053	6,850	7,098,980
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,150,799
City Center West Commercial Metropolitan District;
Series 2026 A, Ref. GO Bonds(h)	6.50%	12/01/2056	5,765	5,418,553
Series 2026, Ref. GO Bonds	7.25%	12/15/2056	1,248	1,179,128
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	998,474
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,268	1,250,178
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(a)	5.75%	04/01/2059	2,250	2,117,445
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2044	2,250	1,789,502
Series 2021 A, RB	5.00%	05/15/2049	3,000	2,252,822
Series 2021 A, RB	5.00%	05/15/2058	10,000	7,032,530
Series 2025 A, Ref. RB(a)	8.75%	05/15/2058	10,380	10,126,698
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2022 A, Ref. RB	4.00%	05/15/2052	7,605	6,610,259
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	14,593,318
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(a)	7.50%	12/15/2050	3,490	3,416,928
Colorado State University Research Foundation; Series 2025 A, RB(a)	5.50%	03/01/2065	18,000	17,328,928
Colorado State University Research Foundation (The Prospect); Series 2025 A, RB(a)	5.38%	03/01/2055	5,000	4,818,560
Compark Business Campus Metropolitan District Subdistrict; Series 2025, GO Bonds(m)	7.00%	12/01/2055	18,500	6,663,619
Cottonwood Creek Metropolitan District No. 5; Series 2025, GO Bonds(a)(h)	7.25%	12/01/2055	10,545	8,502,119
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(i)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	568	559,960
Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(a)	7.25%	12/01/2052	3,600	3,523,518
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(e)	0.00%	12/01/2033	111,785	67,522,209
Denver (City & County of), CO;
Series 2021 A, RB	4.00%	08/01/2051	13,000	11,378,663
Series 2022 A, RB(c)	4.13%	11/15/2053	7,000	6,054,750
Series 2022 D, Ref. RB(c)(j)	5.75%	11/15/2045	10,000	10,674,829
Series 2022 D, Ref. RB(c)	5.00%	11/15/2053	14,000	14,004,708
Series 2022, RB(c)(j)	5.00%	11/15/2053	13,500	13,504,540
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2032	5,000	5,004,157
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	6.00%	12/01/2055	4,800	5,032,148
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,123,030
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	19,886	20,245,507
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	870,520
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(a)	8.00%	12/15/2051	1,910	1,858,566
Elbert (County of), CO Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(a)	5.75%	12/01/2046	2,700	2,751,613
Elora Metropolitan District; Series 2025, GO Bonds	8.25%	12/15/2055	1,938	1,884,472
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	1,575	1,458,906
Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,810	7,135,724
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(a)	6.00%	12/01/2049	$2,965	$2,965,922
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	921,350
Series 2023 B, GO Bonds(a)	9.00%	12/15/2047	968	950,695
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(h)	6.13%	12/01/2050	3,075	3,028,332
Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(a)	4.75%	12/01/2051	3,000	2,316,257
Green Gables Metropolitan District No. 2; Series 2023 B, GO Notes(a)	8.25%	12/15/2053	2,983	2,903,790
HM Metropolitan District No. 2; Series 2021, GO Bonds(h)	5.75%	12/01/2051	24,038	20,458,730
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,330	2,331,818
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,292,696
Jefferson Center Metropolitan District No. 2;
Series 2026 A, Ref. RB(a)	6.00%	12/01/2056	6,000	5,899,571
Series 2026, Ref. RB	8.13%	12/15/2056	10,000	9,577,455
Johnstown North Metropolitan District No. 2;
Series 2022 A, GO Bonds	7.00%	08/15/2052	3,015	3,058,987
Series 2022 B, GO Bonds	9.13%	09/01/2052	2,000	1,953,076
Jones District Community Authority Board; Series 2020 A, RB(h)	5.75%	12/01/2050	6,800	6,569,719
Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,665,487
Lanterns Metropolitan District No. 3;
Series 2023 A-1, GO Bonds	7.25%	12/01/2053	3,500	3,596,605
Series 2023 A-2, GO Bonds(h)	8.00%	12/01/2053	3,645	3,170,815
Series 2023 B, GO Bonds	9.25%	12/15/2053	2,175	2,121,443
Ledge Rock Center Commercial Metropolitan District;
Series 2022 A, GO Bonds(a)	7.00%	11/01/2052	7,000	7,054,949
Series 2022 A, GO Bonds(a)	7.38%	11/01/2052	10,830	11,242,179
Series 2022 B, GO Bonds(a)	9.25%	12/01/2052	9,189	8,917,675
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	583,150
Legato Community Authority; Series 2021 B, RB	8.25%	12/15/2051	2,000	1,943,140
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,800	2,884,736
Lochbuie Station Residential Metropolitan District; Series 2024 B, GO Bonds	6.25%	12/15/2044	536	536,081
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	641	624,311
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	8,310	8,645,473
Series 2022 A-2, Ref. GO Bonds(h)	7.00%	12/01/2051	11,285	10,550,282
Millers Landing Business Improvement District;
Series 2018 A, RB(a)	6.00%	12/01/2048	7,575	7,191,226
Series 2018 B, RB(a)	8.00%	12/01/2048	2,160	2,010,798
Mineral Business Improvement District; Series 2024 B, GO Bonds(a)	8.50%	12/15/2054	520	506,689
Mirabelle Metropolitan District No. 2; Series 2025 B, Ref. GO Bonds	6.13%	12/15/2049	3,100	3,004,682
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,419,412
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	958	901,833
Muegge Farms Metropolitan District No. 4;
Series 2025 A, GO Bonds	6.25%	12/01/2054	5,625	5,646,052
Series 2025 B, GO Bonds	8.38%	12/15/2054	842	816,355
Mulberry Metropolitan District No. 2;
Series 2022 B, GO Bonds	9.00%	12/15/2052	2,500	2,438,767
Series 2022, RB	7.00%	12/01/2034	4,822	4,956,718
Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	3,777,983
Murphy Creek Metropolitan District No. 2;
Series 2024 A, GO Bonds(a)	6.00%	12/01/2054	4,500	4,427,794
Series 2024 B, GO Bonds(a)	8.00%	12/15/2054	2,670	2,593,193
MW Retail Business Improvement District;
Series 2024, RB(a)	6.00%	12/01/2054	2,390	2,086,829
Series 2025 A, RB(a)	6.38%	12/01/2054	640	588,076
Newlin Crossing Metropolitan District; Series 2024 B, GO Bonds(a)	7.75%	12/15/2054	604	587,568
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	14,658,847
Palisade Metropolitan District No. 2;
Series 2024 C, RB(a)	8.00%	12/15/2037	1,500	1,494,847
Series 2024, Ref. RB(a)(h)	5.88%	12/15/2054	1,950	1,915,514
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	$2,230	$2,181,402
Parterre Metropolitan District No. 5;
Series 2025 A, GO Bonds	5.88%	12/01/2045	1,700	1,772,356
Series 2025 A, GO Bonds	6.13%	12/01/2055	2,500	2,592,351
Series 2025, GO Bonds	8.38%	12/15/2055	1,479	1,437,801
Penrith Park Metropolitan District; Series 2024 C, GO Bonds	6.25%	12/15/2054	1,035	1,018,529
Platte River Metropolitan District; Series 2023 A, Ref. GO Bonds(a)	6.50%	08/01/2053	3,556	3,593,727
Prairie Center Metropolitan District No. 3;
Series 2024 A, Ref. GO Bonds	5.88%	12/15/2046	2,125	2,214,983
Series 2024 B, GO Bonds	5.88%	12/15/2046	1,000	1,042,345
PV-ERU Holding Trust; Series 2019, RB(e)(i)	0.00%	02/14/2039	12,585	1,146,241
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(e)	0.00%	12/01/2032	9,500	6,219,783
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,294	1,784,803
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	500,999
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,337	2,344,826
Series 2024 B, GO Bonds	9.00%	12/15/2053	676	659,048
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	921,048
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.38%	12/01/2054	2,000	2,026,370
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,371,318
Series 2022 B, RB	7.75%	12/15/2052	5,000	4,865,304
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(a)	5.00%	12/01/2051	2,500	2,242,771
Series 2024 B, Ref. GO Bonds	8.50%	12/15/2054	20,350	19,787,776
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	24,075	22,950,697
Sabell Metropolitan District; Series 2020 B-3, GO Bonds(a)	8.25%	12/15/2050	605	593,012
Santa Fe Park Authority;
Series 2023 A, RB	7.25%	12/01/2053	7,150	6,702,875
Series 2023 B, RB	9.25%	12/15/2053	891	843,592
Second Creek Farm Metropolitan District No. 3;
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,672,680
Series 2021 C, GO Bonds(a)	7.63%	12/15/2052	8,288	7,927,745
Second Creek Farm Metropolitan District No. 4; Series 2024 A, Ref. GO Bonds	6.75%	12/01/2054	1,366	1,317,499
Settler’s Crossing Metropolitan District No. 1; Series 2020 B, GO Bonds	7.63%	12/15/2050	598	585,913
Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,572,351
Silverstone Metropolitan District No 3; Series 2026, RB	8.25%	12/15/2055	7,263	6,727,375
Silverstone Metropolitan District No. 3; Series 2023, GO Bonds	7.75%	12/01/2045	9,155	9,330,586
Sky Ranch Community Authority Board;
Series 2022 B, RB	8.75%	12/15/2052	6,367	6,208,183
Series 2024 B, GO Bonds	6.50%	12/15/2054	529	512,928
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	15,000	15,212,748
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	987	795,637
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	1,846,084
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	797,384
Spring Hill Metropolitan District No. 3; Series 2022 B, GO Bonds(a)	9.50%	12/15/2045	294	287,379
Spring Valley Metropolitan District No. 3; Series 2025 B, Ref. GO Bonds	6.25%	12/15/2054	1,019	989,859
Spring Valley Metropolitan District No. 4; Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,735,448
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(a)(h)	6.75%	09/20/2054	3,500	2,621,933
Series 2024 B, GO Bonds(a)	8.75%	09/20/2054	2,100	2,045,033
STC Metropolitan District No. 2 (Green Bonds); Series 2025, Ref. GO Bonds(a)	8.00%	12/15/2055	5,000	5,029,727
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Sterling Ranch Community Authority Board;
Series 2022 A, Ref. RB	6.75%	12/01/2053	$27,225	$28,395,623
Series 2023, RB	8.38%	12/15/2054	7,500	7,309,960
Series 2024 A, Ref. RB(a)	5.75%	12/01/2054	2,700	2,626,561
Series 2024 A, Ref. RB	6.50%	12/01/2054	935	959,202
Series 2024 B, Ref. RB(a)	8.25%	12/15/2054	1,475	1,438,018
Series 2024 B, Ref. RB	8.75%	12/15/2054	920	891,439
Series 2024, RB	5.63%	12/01/2043	566	580,031
Series 2025, RB	6.88%	12/15/2055	1,700	1,674,666
Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	921	902,860
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,483,587
Timberleaf Metropolitan District; Series 2025 B, GO Bonds	7.88%	12/15/2055	1,000	975,295
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	5,877,748
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(h)	5.50%	12/01/2051	3,000	2,361,159
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,552	1,552,213
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	507,478
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	7,806,549
Verve Metropolitan District No. 1; Series 2024 A, GO Bonds(h)	7.00%	12/01/2054	7,500	5,900,908
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(a)	5.63%	12/01/2048	1,332	1,332,256
Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	834	811,656
Weems Neighborhood Metropolitan District;
Series 2025 A, GO Bonds	5.88%	12/01/2055	1,500	1,510,922
Series 2025, GO Bonds	7.88%	12/15/2055	1,149	1,150,294
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,756,643
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	6,948	6,760,409
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	747,811
Willow Springs Metropolitan District; Series 2024 B, GO Bonds(a)	6.50%	10/15/2054	645	625,733
Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	5,000	3,599,716
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,663	1,608,244
				829,700,263
Connecticut–0.56%
Aquarion Water Authority;
Series 2026 C, RB(e)	0.00%	08/01/2048	1,680	553,345
Series 2026 C, RB(e)	0.00%	08/01/2049	1,680	519,760
Series 2026 C, RB(e)	0.00%	08/01/2050	1,400	408,263
Series 2026 C, RB(e)	0.00%	08/01/2051	1,250	342,916
Series 2026 C, RB(e)	0.00%	08/01/2052	1,000	257,215
Series 2026 C, RB(e)	0.00%	08/01/2053	1,000	242,572
Series 2026 C, RB(e)	0.00%	08/01/2054	1,125	257,922
Series 2026 C, RB(e)	0.00%	08/01/2055	1,000	216,752
Series 2026 E, RB(e)	0.00%	08/01/2049	2,000	594,565
Series 2026 E, RB (INS -BAM)(d)(e)	0.00%	08/01/2050	1,680	480,949
Series 2026 E, RB(e)	0.00%	08/01/2051	1,680	442,252
Series 2026 E, RB (INS -BAM)(d)(e)	0.00%	08/01/2052	1,250	316,685
Series 2026 E, RB(e)	0.00%	08/01/2053	1,000	232,921
Connecticut (State of) Health & Educational Facilities Authority (Fairview Issue);
Series 2026 A, Ref. RB	6.25%	12/15/2053	7,500	7,552,106
Series 2026 A, Ref. RB	6.38%	12/15/2061	13,750	13,875,958
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2026, Ref. RB	5.50%	07/01/2055	17,150	17,953,852
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(k)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(k)	6.05%	07/01/2031	13,420	3,891,801
				48,196,234
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–2.08%
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	$18,940	$19,565,550
Series 2006 C, RB(e)	0.00%	06/15/2055	900,680	79,212,824
Series 2006 D, RB(e)	0.00%	06/15/2055	555,000	41,897,394
Metropolitan Washington Airports Authority;
Series 2019 B, Ref. RB	4.00%	10/01/2049	11,000	9,347,311
Series 2021 A, Ref. RB(c)	4.00%	10/01/2051	15,800	13,516,951
Washington Metropolitan Area Transit Authority; Series 2025, RB(j)(l)	5.50%	07/15/2060	16,000	16,658,128
				180,198,158
Florida–9.74%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(a)	5.00%	11/15/2061	1,075	895,051
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 A, RB(a)(b)	6.30%	07/01/2043	1,825	1,814,813
Amelia Concourse Community Development District;
Series 2007, RB	5.75%	05/01/2038	670	623,579
Series 2016, RB	6.00%	05/01/2047	1,655	1,655,923
Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,235	2,252,357
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,155	1,155,725
Ave Maria Stewardship Community District (Phase 5); Series 2025, RB	5.60%	05/01/2056	1,655	1,579,687
Babcock Ranch Community Independent Special District;
Series 2022, RB	5.00%	05/01/2053	1,500	1,380,357
Series 2024, RB(a)	5.25%	05/01/2055	5,840	5,667,659
Series 2026, RB	5.75%	05/01/2056	1,000	984,937
Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,511,239
Braddock Lakes Community Development District; Series 2025, RB	5.75%	05/01/2055	1,985	1,892,757
Broward (County of), FL;
Series 2019 A, RB(c)	4.00%	10/01/2049	8,000	6,915,078
Series 2019 B, RB(c)	4.00%	09/01/2049	10,000	8,536,862
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	20,000	18,210,274
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	755	755,166
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(a)	7.25%	01/01/2055	10,000	10,644,811
Series 2025 A, RB(a)	7.13%	01/01/2065	14,190	14,836,289
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(a)	5.00%	06/15/2064	7,665	6,613,357
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	2,360	2,104,011
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	2,635	2,168,763
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(a)	5.63%	08/01/2037	1,025	971,012
Series 2017, RB(a)	5.88%	08/01/2052	3,925	3,335,976
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(a)	5.38%	06/15/2038	850	830,361
Series 2018 A, RB(a)	5.38%	06/15/2048	1,590	1,463,981
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(a)	5.00%	12/15/2055	6,800	5,873,350
Capital Trust Agency, Inc. (Green Bonds); Series 2021, RB(a)	4.00%	06/15/2051	1,130	837,589
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB (Acquired 04/25/2019; Cost $3,735,000)(a)(g)	5.75%	06/01/2054	3,735	3,242,703
Series 2019 B, RB (Acquired 04/25/2019; Cost $165,000)(a)(g)	6.00%	06/01/2028	165	161,718
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(a)	5.25%	12/01/2058	19,805	18,326,830
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(a)	5.00%	10/15/2047	1,100	1,032,664
Series 2017 A, RB(a)	5.00%	10/15/2052	755	681,675
Capital Trust Agency, Inc. (Wonderful Foundations Charter School Portfolio); Series 2020, RB(a)	5.00%	01/01/2055	3,250	2,720,814
Capital Trust Authority (Academir Charter Schools, Inc.);
Series 2024, Ref. RB(a)	5.25%	06/01/2064	5,000	4,277,001
Series 2025, RB(a)	6.50%	07/01/2055	1,815	1,830,708
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Authority (Central Florida Preparatory School Project);
Series 2024, RB(a)	8.50%	06/15/2035	$470	$474,250
Series 2024, RB(a)	6.63%	06/15/2054	14,795	14,519,922
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(a)	7.00%	07/01/2030	665	655,368
Series 2024, RB(a)	5.25%	07/01/2059	5,130	4,454,914
Series 2025, RB(a)	6.13%	07/01/2055	2,520	2,475,841
Capital Trust Authority (Florida Institute of Technology);
Series 2025, RB(a)	5.25%	07/01/2050	2,000	1,905,374
Series 2025, RB(a)	5.25%	07/01/2055	1,200	1,118,108
Series 2025, RB(a)	5.38%	07/01/2065	5,095	4,738,622
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(a)	6.50%	12/15/2053	2,535	2,299,879
Series 2023, RB(a)	6.50%	12/15/2058	3,100	2,768,506
Capital Trust Authority (Plato Academy Schools);
Series 2024, RB	5.13%	12/15/2054	4,170	3,675,851
Series 2024, RB	5.13%	12/15/2059	3,925	3,396,383
Capital Trust Authority (St.Johns Classical Academy, Inc.);
Series 2025, Ref. RB(a)	5.13%	06/15/2050	410	366,726
Series 2025, Ref. RB(a)	5.25%	06/15/2059	1,000	877,270
Capital Trust Authority (The Marie Selby Botanical Garden); Series 2026, RB(a)	4.50%	06/15/2033	2,200	2,200,078
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	761,147
Series 2015, RB	5.75%	11/01/2047	1,850	1,851,296
Center Lake Ranch West Community Development District; Series 2023, RB	6.00%	05/01/2054	2,490	2,535,400
Chapel Creek Community Development District; Series 2006, RB	5.50%	05/01/2038	1,340	1,340,118
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2025, RB(c)	6.13%	10/01/2055	4,125	4,192,328
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $8,262,441)(g)(i)(k)	5.50%	05/01/2037	13,074	5,883,326
Coastal Ridge Community Development District;
Series 2025, RB	5.75%	05/01/2045	2,015	2,052,494
Series 2025, RB	6.00%	05/01/2055	2,200	2,210,965
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(a)	5.00%	12/01/2037	1,150	1,132,110
Series 2017 A, RB(a)	5.00%	12/01/2047	1,875	1,709,543
Connerton East Community Development District; Series 2025, RB	5.50%	06/15/2055	1,000	965,517
Creekside Community Development District; Series 2006, RB	5.20%	05/01/2038	545	537,931
Creekview Community Development District (Phase 2); Series 2024, RB	5.63%	05/01/2055	3,350	3,194,515
CrossCreek Community Development District; Series 2016 A, RB	5.60%	05/01/2037	60	60,079
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (Acquired 04/26/2024-03/04/2025; Cost $37,549,440)(a)(b)(c)(g)(k)	12.00%	07/15/2028	38,125	10,675,000
Series 2024, Ref. RB (Acquired 07/14/2025; Cost $1,765,500)(c)(g)	5.00%	07/01/2035	2,200	1,617,000
Series 2024, Ref. RB (Acquired 12/09/2024-07/14/2025; Cost $22,866,146)(c)(g)	5.00%	07/01/2041	23,710	17,426,850
Series 2024, Ref. RB (Acquired 04/14/2025-12/22/2025; Cost $19,388,885) (INS - AGI)(c)(d)(g)	5.00%	07/01/2044	20,035	19,714,901
Series 2024, Ref. RB (Acquired 07/23/2025; Cost $5,704,471) (INS - AGI)(c)(d)(g)	5.25%	07/01/2047	6,000	5,922,253
Series 2024, Ref. RB (Acquired 04/26/2024-07/14/2025; Cost $82,320,124)(c)(g)	5.25%	07/01/2047	85,045	62,508,075
Series 2024, Ref. RB (Acquired 01/06/2025; Cost $2,269,480)(c)(g)	5.50%	07/01/2053	2,245	1,650,075
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB (Acquired 12/20/2024; Cost $26,852,000)(a)(b)(c)(g)(k)	10.00%	07/15/2028	27,400	7,672,000
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB (Acquired 08/12/2025; Cost $42,600,000)(a)(b)(c)(g)(k)	12.00%	09/06/2026	42,600	27,690,000
Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(a)	6.00%	08/15/2057	3,250	2,985,491
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(a)	5.00%	07/15/2046	6,045	5,789,873
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	290,421
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	876,988
Florida Local Government Finance Commission; Series 2025, RB(a)	11.00%	12/22/2030	2,660	2,859,646
Gas Worx Community Development District; Series 2025, RB(a)	6.00%	05/01/2057	2,250	2,252,707
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $3,423,707)(g)(k)	7.00%	03/01/2030	$3,424	$1,883,039
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $59,638)(e)(g)	0.00%	03/01/2030	2,393	95,717
Greater Orlando Aviation Authority;
Series 2017 A, RB(c)	4.00%	10/01/2052	25,100	20,860,994
Series 2019 A, RB(c)	4.00%	10/01/2049	16,490	14,052,288
Hamilton Bluff Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	999,202
Series 2024, RB	5.80%	05/01/2054	1,000	971,545
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	210	210,141
Hillsborough (County of), FL; Series 2025, RB(j)	5.25%	11/15/2049	21,985	22,775,692
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2022 A, RB(c)	4.00%	10/01/2052	14,800	12,226,910
Hillsborough County Industrial Development Authority; Series 2025, RB(j)	5.50%	11/15/2054	30,000	31,394,510
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.60%	05/01/2044	1,900	1,931,024
Hyde Park Community Development District No. 1;
Series 2024 A, RB	5.35%	05/01/2044	420	414,473
Series 2024 A, RB	5.63%	05/01/2055	685	658,656
Indigo Community Development District; Series 2005, RB(i)	5.75%	05/01/2036	2,775	2,220,335
JEA Water & Sewer System; Series 2025, RB(j)	5.25%	10/01/2055	20,000	20,656,910
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(a)	5.00%	01/15/2049	820	708,276
Series 2019, RB(a)	5.00%	01/15/2054	635	527,374
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	5,000	4,844,005
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(a)	5.50%	07/15/2048	1,685	1,569,652
Series 2018 A, RB(a)	5.75%	07/15/2053	1,930	1,800,115
Lakes of Sarasota Community Development District;
Series 2024 A, RB	5.30%	05/01/2044	425	415,138
Series 2024 A, RB	5.60%	05/01/2055	685	650,868
Lakeside Preserve Community Development District (Series 2023);
Series 2023, RB	6.00%	05/01/2043	795	821,438
Series 2023, RB	6.38%	05/01/2054	1,065	1,094,965
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.50%	05/01/2055	725	722,431
Lee (County of), FL;
Series 2021 B, RB(c)	4.00%	10/01/2051	10,000	8,491,692
Series 2024, RB(c)	5.25%	10/01/2049	27,650	28,037,122
Series 2026 A-1, RB(c)	5.25%	10/01/2044	1,375	1,429,825
Series 2026 A-1, RB(c)	5.25%	10/01/2045	1,300	1,347,277
Series 2026 A-1, RB(c)	5.25%	10/01/2046	1,000	1,030,252
Lee (County of), FL Industrial Development Authority (Cypress Cove at Healthpark);
Series 2026, Ref. RB(a)	5.75%	10/01/2050	740	742,128
Series 2026, Ref. RB(a)	6.00%	10/01/2061	750	753,820
Lee (County of), FL Industrial Development Authority (Preserve (The));
Series 2017 A, RB(a)	5.00%	12/01/2027	325	294,302
Series 2017 A, RB(a)	5.38%	12/01/2032	1,000	816,041
Series 2017 A, RB(a)	5.63%	12/01/2037	3,380	2,642,483
Series 2017 A, RB(a)	5.75%	12/01/2052	18,210	13,271,435
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	1,855	1,856,635
Lowery Hills Community Development District (Assessment Area One); Series 2025, RB(a)	5.85%	05/01/2055	1,000	965,690
Madeira Community Development District (Assessment Area No.2 );
Series 2025, RB	5.50%	05/01/2045	1,000	990,003
Series 2025, RB	5.80%	05/01/2055	1,650	1,597,454
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	485	439,101
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	145	145,260
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2018, RB	4.00%	07/01/2045	$11,000	$10,202,634
Series 2023 A, Ref. RB(c)	5.00%	10/01/2047	12,210	12,310,982
Series 2025, RB(j)	5.00%	07/01/2052	10,000	10,104,108
Series 2026 A, RB(c)	5.50%	10/01/2056	23,000	23,843,217
Subseries 2021 B-1, Ref. RB(c)	4.00%	10/01/2050	39,465	34,137,750
Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB(j)	5.00%	10/01/2055	16,670	16,865,769
Middleton Community Development District A; Series 2024, RB	4.75%	05/01/2055	2,600	2,388,739
Naturewalk Community Development District; Series 2007 A, RB(i)(k)	5.50%	05/01/2038	4,345	1,651,100
New Port Corners Community Development District; Series 2025, RB(a)	5.50%	06/15/2055	1,000	954,702
North AR-1 Pasco Community Development District (Assessment Area Three);
Series 2023, RB	5.75%	05/01/2043	520	532,023
Series 2023, RB	6.00%	05/01/2054	780	790,531
Northridge Community Development District; Series 2025, RB(a)	6.00%	05/01/2055	2,270	2,268,483
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(a)	5.75%	05/15/2060	1,690	1,694,266
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2051	4,775	1,163,540
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2054	4,570	923,437
Palm Beach (County of), FL;
Series 2025, RB(a)	5.75%	10/01/2055	4,500	4,605,418
Series 2025, RB(a)	6.75%	10/01/2055	1,100	1,125,426
Series 2025, RB(a)	5.75%	10/01/2065	7,500	7,610,103
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2025, Ref. RB	5.00%	11/15/2049	10,000	9,897,275
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	5,000	4,331,125
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2023, Ref. RB	7.50%	05/15/2053	1,000	1,098,157
Series 2023, Ref. RB	7.63%	05/15/2058	2,500	2,750,151
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	6,430	6,435,046
Parrish Lakes Community Development District; Series 2024, RB	5.80%	05/01/2054	1,195	1,176,833
PBR Community Development District; Series 2026 A-2, Ref. RB	5.13%	03/01/2056	650	611,490
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020-02/06/2023; Cost $22,420,234)(a)(c)(g)(k)	5.88%	01/01/2033	22,370	4,474,000
Portofino Isles Community Development District (Portofino Court); Series 2005, RB (Acquired 12/18/2009-08/18/2010; Cost $7,433,713)(g)(k)	5.60%	05/01/2036	5,905	2,952,500
Prosperity Lakes Community Development District (Assessment Area Two);
Series 2026, RB	5.45%	05/01/2046	750	734,772
Series 2026, RB	5.85%	05/01/2056	1,000	976,932
Ranches at Lake Mcleod Community Development District (Assessment Area Two); Series 2025, RB	5.65%	06/15/2055	1,000	987,897
Reunion East Community Development District;
Series 2002 A-2, RB(k)	7.38%	05/01/2033	1,425	14
Series 2005, RB(k)	5.80%	05/01/2036	3,420	34
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	100	100,068
Rivers Edge III Community Development District; Series 2025, RB	6.00%	05/01/2056	1,000	1,007,490
Sawgrass Village Community Development District;
Series 2023, RB	6.13%	11/01/2043	1,200	1,244,195
Series 2023, RB	6.38%	11/01/2053	1,400	1,437,890
Sawgrass Village Community Development District (Series 2023);
Series 2023, RB	5.50%	05/01/2043	1,500	1,513,877
Series 2023, RB	5.75%	05/01/2053	2,320	2,304,864
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	2,565	2,405,542
Six Mile Creek Community Development District (2023 Project Area);
Series 2023, Ref. RB	5.50%	05/01/2043	1,195	1,212,747
Series 2023, Ref. RB	5.70%	05/01/2054	1,250	1,252,526
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
South Bay Community Development District;
Series 2005 A, RB (Acquired 05/27/2009; Cost $5,615,499)(g)(k)	5.95%	05/01/2036	$5,110	$51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	4,645	4,646,019
Series 2005 A-2, Ref. RB (Acquired 04/01/2015; Cost $4,142,776)(g)(k)	6.60%	05/01/2036	3,800	760,000
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	480	480,311
Three Rivers Community Development District; Series 2025, RB	5.75%	05/01/2056	4,805	4,514,640
Tolomato Community Development District; Series 2024, RB	5.13%	05/01/2054	885	835,453
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	7,925	7,930,632
Tradition Community Development District No. 9;
Series 2025, RB	5.40%	05/01/2045	715	702,882
Series 2025, RB	5.65%	05/01/2056	1,000	957,407
Two Lakes Community Development District; Series 2024, RB	5.00%	05/01/2055	2,010	1,896,598
V-Dana Community Development District (Assessment Area Two - 2023 Project Area);
Series 2023, RB	5.25%	05/01/2043	1,585	1,600,690
Series 2023, RB	5.50%	05/01/2054	1,775	1,759,507
Venice (City of), FL (Village on the Isle);
Series 2024 A, RB(a)	5.50%	01/01/2055	1,000	969,205
Series 2024 A, RB(a)	5.63%	01/01/2060	2,000	1,956,717
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,080,449
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,815,240
Series 2016 A-2, RB	5.38%	05/01/2046	1,315	1,315,174
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,820	1,822,661
Waterstone Community Development District;
Series 2007 A, RB(h)	6.88%	05/01/2037	3,418	2,563,409
Series 2007 B, RB(e)	0.00%	11/01/2028	326	305,200
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.63%	05/01/2054	995	972,190
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	6,025	6,031,389
Series 2005 A-2, RB	5.75%	05/01/2036	3,350	3,220,565
West Villages Improvement District (Develepmont Unit No. 7); Series 2021, RB	4.00%	05/01/2051	555	431,496
West Villages Improvement District (Development Unit No. 8);
Series 2022, RB	5.38%	05/01/2042	1,500	1,526,545
Series 2022, RB	5.50%	05/01/2053	2,500	2,479,858
West Villages Improvement District (Development Unit No. 9);
Series 2023, RB	5.38%	05/01/2043	1,500	1,519,417
Series 2023, RB	5.63%	05/01/2053	1,500	1,502,951
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,195	1,195,009
Westside Community Development District;
Series 2019-2, RB	5.65%	05/01/2037	585	580,563
Series 2019-2, RB	7.20%	05/01/2038	300	297,962
Westview South Community Development District (Assessment Area One - 2023 Project Area);
Series 2023, RB	5.38%	05/01/2043	1,120	1,137,023
Series 2023, RB	5.60%	05/01/2053	1,680	1,675,774
Wildblue Community Development District (2026);
Series 2026, RB	5.35%	05/01/2046	815	792,607
Series 2026, RB	5.75%	05/01/2056	1,000	971,250
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2024, RB(a)	4.80%	05/01/2055	6,430	5,963,545
Zephyr Ridge Community Development District; Series 2006, RB	5.63%	05/01/2037	1,390	1,381,160
				843,095,638
Georgia–1.65%
Atlanta (City of), GA (Green Bonds);
Series 2026 B-1, RB(c)	5.50%	07/01/2051	10,000	10,469,921
Series 2026 B-2, RB(c)	5.50%	07/01/2056	10,795	11,229,502
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(a)	5.56%	12/15/2048	25,000	22,871,267
Bulloch (County of), GA Development Authority (Statesboro Steam Academy); Series 2024, RB(a)	6.75%	06/15/2064	1,750	1,680,414
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy);
Series 2023, RB(a)	6.00%	06/15/2043	$480	$480,733
Series 2023, RB(a)	6.40%	06/15/2053	1,850	1,824,267
Series 2023, RB(a)	6.38%	06/15/2058	1,250	1,201,208
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	4,886,050
Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	8,000	6,595,520
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	3,105,116
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,852,062
Series 2018 A, RB	6.25%	12/01/2048	19,530	19,528,523
Series 2018 A, RB	6.50%	12/01/2053	13,210	13,210,707
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB (Acquired 12/08/2021; Cost $1,430,000)(g)(k)	5.00%	03/01/2027	1,430	500,500
Series 2017, Ref. RB (Acquired 12/09/2021-12/15/2021; Cost $6,799,911)(g)(k)	5.00%	03/01/2037	6,885	2,409,750
Series 2017, Ref. RB (Acquired 05/03/2017-05/16/2022; Cost $7,377,025)(g)(k)	5.00%	03/01/2047	8,860	3,101,000
Series 2017, Ref. RB (Acquired 05/03/2017-12/08/2021; Cost $3,472,750)(g)(k)	5.13%	03/01/2052	3,475	1,216,250
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(a)	5.00%	01/01/2054	4,750	4,456,028
Georgia Housing & Finance Authority; Series 2026 A, RB	4.80%	12/01/2046	5,000	4,957,606
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(a)	5.00%	11/01/2037	8,000	7,641,768
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,649,799
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,609,516
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	3,003,827
Series 2018 A-2, RB(b)	5.50%	12/01/2028	2,005	1,960,341
Savannah Georgia Convention Center Authority;
Series 2025, RB (INS - AGI)(d)	5.50%	06/01/2050	1,500	1,560,238
Series 2025, RB	5.25%	06/01/2061	2,350	2,237,780
				143,239,693
Idaho–0.23%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(a)	5.50%	09/01/2053	2,000	1,968,972
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	10,000	10,167,666
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	695,556
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(a)	6.00%	07/01/2039	370	374,333
Series 2018 A, RB(a)	6.00%	07/01/2054	1,135	1,135,007
Spring Valley Community Infrastructure District No. 1; Series 2025, RB(a)	6.25%	09/01/2054	5,600	5,667,529
				20,009,063
Illinois–2.17%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	4,275	4,404,636
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(c)	6.13%	02/20/2042	30	30,003
Chicago (City of), IL (O’Hare International Airport);
Series 2024 A, RB(c)	5.50%	01/01/2059	16,860	17,234,595
Series 2026 A, RB	5.00%	01/01/2047	3,500	3,579,206
Chicago (City of), IL Board of Education;
Series 2016, RB	6.00%	04/01/2046	5,700	5,759,096
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	3,200	3,111,038
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	649	649,471
Eastern Illinois Economic Development Authority (Remington Road & I-57 Business District); Series 2023, RB	6.00%	05/01/2046	5,100	5,063,908
Evanston (City of), IL (Roycemore School); Series 2021, RB(a)	4.63%	04/01/2051	1,250	750,000
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,726	1,664,170
Harvey (City of), IL; Series 2023 A, GO Bonds	4.50%	01/01/2054	12,531	9,358,210
Illinois (State of);
Series 2024 B, GO Bonds	5.25%	05/01/2049	4,000	4,061,877
Series 2024 C, GO Bonds	4.00%	10/01/2048	20,000	17,317,376
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,916,725
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority;
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $1,788,434)(g)(k)	5.00%	02/15/2027	$1,784	$53,507
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $5,371,154)(g)(k)	5.00%	02/15/2037	6,242	187,274
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,465,447)(g)(k)	5.13%	02/15/2045	2,782	83,471
Series 2025, Ref. RB(a)	5.88%	09/01/2046	17,855	17,281,442
Illinois (State of) Finance Authority (Admiral at the Lake (The));
Series 2017, Ref. RB	5.13%	05/15/2038	2,075	1,995,541
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	3,007,299
Series 2017, Ref. RB	5.25%	05/15/2054	6,825	5,740,881
Series 2017, Ref. RB	5.50%	05/15/2054	5,000	4,365,498
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(a)	5.63%	08/01/2053	3,500	3,548,579
Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	987,569
Series 2022, Ref. RB	5.00%	03/01/2052	1,080	927,509
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	2,499	2,264,432
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2042	575	547,271
Series 2017, Ref. RB	5.00%	08/01/2047	700	655,686
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009, VRD RB (LOC - PNC Bank, N.A.)(n)(o)	2.30%	08/01/2043	7,000	7,000,000
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	2,775	2,776,170
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,401,133
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(a)	5.45%	01/01/2046	1,605	1,594,266
Series 2016 A, RB(a)	5.60%	01/01/2056	1,775	1,709,938
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B, RB (INS - AGI)(d)(e)	0.00%	12/15/2041	2,000	983,198
Illinois Finance Authority; Series 2019, RB	4.00%	09/01/2041	6,625	5,412,703
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	27,200	27,057,224
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	995	997,201
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,055	1,060,232
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,983,159
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	1,006	948,440
Southwestern Illinois Development Authority; Series 2006, RB(k)	5.63%	11/01/2026	617	123,344
Upper Illinois River Valley Development Authority; Series 2025, RB	7.00%	11/01/2060	12,750	12,329,445
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB(k)	4.50%	12/31/2038	1,915	1,454,995
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,184	1,184,032
				187,561,750
Indiana–1.94%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	10,008,746
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(a)	5.38%	01/01/2040	2,705	2,346,731
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	11,640	10,692,106
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,213,362
Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(a)	5.63%	01/01/2038	7,000	6,727,753
Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	350	338,419
Series 2017, RB	5.35%	01/01/2038	3,850	3,584,767
Indiana (State of) Finance Authority; Series 2025, RB(a)	6.38%	10/15/2060	1,145	1,122,072
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.); Series 2026, VRD Ref. RB(n)	3.00%	11/01/2056	10,000	10,000,000
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(a)	5.90%	07/01/2038	770	769,247
Series 2018 A, Ref. RB(a)	6.00%	07/01/2048	1,185	1,150,421
Indiana (State of) Finance Authority (Unidy Properties LLC);
Series 2025, RB	5.63%	07/01/2050	3,750	3,585,453
Series 2025, RB	5.25%	07/01/2055	3,945	3,498,868
Series 2025, RB	5.75%	07/01/2060	2,600	2,458,996
Indiana (State of) Housing & Community Development Authority (Evergreen Village at Bloomington); Series 2016, RB	5.50%	01/01/2037	3,640	3,589,454
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(a)	5.38%	10/01/2040	$11,700	$9,662,381
Indiana (State of) Housing & Community Development Authority (Hammond Assisted Living Community); Series 2016 A, RB	5.75%	01/01/2036	6,725	6,679,536
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(a)	5.00%	01/01/2039	6,735	6,246,492
Indiana (State of) Housing & Community Development Authority (Vita of Greenfield); Series 2023 A, RB	6.88%	01/01/2043	21,575	21,820,582
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(a)	5.25%	11/01/2040	5,115	4,229,437
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	905	864,494
Series 2017, RB	5.88%	01/01/2037	10,000	9,593,090
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	695	692,436
Series 2017, RB	5.80%	01/01/2037	5,160	5,116,721
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,876,294
Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	16,895	16,456,955
Mishawaka (City of), IN (Silver Birch of Mishawaka); Series 2017, RB(a)	5.10%	01/01/2032	310	302,156
Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(a)	5.38%	01/01/2038	6,975	6,705,863
Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,725	7,632,590
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,747,254
				167,712,676
Iowa–0.65%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,377,076
Series 2018, RB	6.00%	10/01/2048	2,880	2,724,390
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	11,250	11,260,636
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	13,570	12,902,621
Series 2023, Ref. RB	7.50%	05/15/2053	8,000	8,785,256
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	716,772
Series 2018, RB	5.13%	08/01/2048	3,500	3,070,363
Series 2018, RB	5.25%	08/01/2055	4,000	3,454,816
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(a)(c)	5.00%	12/01/2051	5,710	4,860,823
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(a)	6.00%	11/01/2042	7,210	7,057,464
				56,210,217
Kansas–0.35%
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,372,361
Manhattan (City of), KS; Series 2025 A, RB	5.50%	06/01/2060	2,500	2,484,057
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	9,925	10,110,686
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	5,890	5,950,618
Series 2024 VIII, Ref. RB	6.00%	05/15/2054	3,315	3,357,001
Wyandotte County-Kansas City Unified Government;
Series 2026, RB(a)	4.75%	03/01/2041	2,050	1,961,263
Series 2026, RB(a)	5.50%	03/01/2046	4,990	4,891,498
				30,127,484
Kentucky–0.70%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(a)(c)	4.70%	01/01/2052	5,500	5,098,635
Kentucky (Commonwealth of) Public Energy Authority;
Series 2025 B, RB	5.00%	12/01/2033	10,750	10,936,741
Series 2026 A, RB	5.00%	06/01/2034	10,000	10,277,284
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky Bond Development Corp. (Collegiate Housing Foundation-Bowling Green Llc – Western Kentucky University Project);
Series 2026, RB (INS - AGI)(d)	4.75%	07/01/2056	$3,700	$3,501,620
Series 2026, RB (INS - AGI)(d)	5.25%	07/01/2061	3,000	3,045,523
Series 2026, RB (INS - AGI)(d)	5.00%	07/01/2065	4,845	4,682,632
Louisville and Jefferson County Metropolitan Sewer District; Series 2025, RB(j)	5.00%	05/15/2053	16,685	16,892,959
Ludlow (City of), KY; Series 2023, RB(a)(h)	7.50%	03/01/2053	7,750	6,504,858
				60,940,252
Louisiana–1.45%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	5,000	5,158,059
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Better Waterworks, Inc.); Series 2018 A, RB(a)(c)	5.25%	05/01/2043	1,220	1,080,604
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	12,742,006
Series 2019 A, RB	5.00%	01/01/2055	12,000	8,826,100
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Martin Parish Gomesa); Series 2019, RB(a)	4.40%	11/01/2044	2,620	2,462,071
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(a)	3.88%	11/01/2045	3,585	3,134,123
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Tangipahoa Parish Gomesa) (Green Bonds); Series 2018, RB(a)	5.38%	11/01/2038	1,515	1,537,684
Louisiana (State of) Public Facilities Authority (Acadiana Renaissance Charter Academy);
Series 2025, RB(a)	6.15%	06/15/2055	2,500	2,518,818
Series 2025, RB(a)	6.00%	06/15/2059	5,200	5,139,626
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(c)	5.75%	09/01/2064	40,830	41,878,086
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,359,569
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2023, RB(a)(b)(c)	6.75%	10/01/2028	11,000	11,521,741
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB (Acquired 06/04/2024-04/10/2025; Cost $24,476,649)(a)(g)	9.00%	12/01/2044	25,935	12,967,500
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010 2, RB(a)	6.35%	07/01/2040	5,115	5,442,053
Series 2010 2, RB(a)	6.35%	10/01/2040	440	468,012
				125,236,052
Maine–0.09%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.); Series 2024, Ref. RB(a)(b)(c)	4.63%	06/01/2035	2,125	2,163,456
Maine State Housing Authority; Series 2026 C, RB	4.70%	11/15/2046	5,795	5,653,969
				7,817,425
Maryland–0.59%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,100,820
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,361,050
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,813,196
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,400,507
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,667,717
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,220,133
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	1,006,733
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,111,224
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,260,023
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,536,835
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	12,000	12,183,841
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(c)	5.25%	06/30/2052	7,000	6,893,883
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(c)	5.25%	06/30/2055	9,290	9,102,536
				50,658,498
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–1.95%
Massachusetts (Commonwealth of);
Series 2025, GO Bonds(j)	5.00%	11/01/2052	$27,815	$28,213,085
Series 2025, RB(j)	5.00%	06/01/2050	15,000	15,259,553
Series 2025, RB(j)	5.00%	06/01/2052	15,000	15,247,165
Series 2025, RB(j)(l)	5.25%	07/01/2052	13,705	14,212,851
Series 2026 D, GO Bonds	5.00%	06/01/2047	4,000	4,164,724
Massachusetts (Commonwealth of) Development Finance Agency (Brown University);
Series 2025, RB	5.25%	08/15/2045	5,805	6,018,668
Series 2025, RB	5.50%	08/15/2050	9,510	9,878,345
Massachusetts (Commonwealth of) Development Finance Agency (CHF Wentworth, Inc.);
Series 2026, RB(a)	5.13%	07/01/2051	1,400	1,333,988
Series 2026, RB(a)	5.38%	07/01/2056	1,120	1,086,856
Series 2026, RB(a)	5.38%	07/01/2061	1,400	1,335,117
Series 2026, RB(a)	5.50%	07/01/2066	2,130	2,052,891
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute);
Series 2026, Ref. RB	5.00%	12/01/2044	4,000	4,195,405
Series 2026, Ref. RB	5.00%	12/01/2045	3,350	3,488,952
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(a)	5.13%	11/15/2046	4,565	4,590,029
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2057	8,100	7,635,787
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2025, Ref. RB	6.00%	07/01/2050	6,350	6,592,289
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2026 253, Ref. RB (CEP - GNMA)	4.75%	12/01/2046	3,500	3,411,628
Massachusetts (Commonwealth of) Port Authority;
Series 2022, RB(c)(j)	5.00%	07/01/2046	15,000	15,181,085
Series 2026 A, Ref. RB	5.25%	07/01/2056	14,220	14,816,336
Tender Option Bond Trust Receipts/Certificates; Series 2026, RB(c)(j)	5.50%	07/01/2056	10,000	10,446,092
				169,160,846
Michigan–1.68%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,112,530
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,430	1,436,456
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,205	2,201,701
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,894,645
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	4,100,823
Series 2019 A, Ref. RB	5.75%	04/01/2049	18,320	16,083,595
Series 2019 A, Ref. RB	5.75%	04/01/2054	8,290	7,066,191
Series 2019 B, RB	6.00%	04/01/2027	915	902,407
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2026, RB(a)	6.25%	08/15/2061	2,240	2,265,176
Michigan (State of); Series 2025, RB(j)	5.50%	11/15/2049	13,180	13,920,007
Michigan (State of) Finance Authority (Huron Academy);
Series 2024, Ref. RB	5.00%	10/01/2044	1,380	1,310,455
Series 2024, Ref. RB	5.00%	10/01/2054	2,000	1,777,594
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB (Acquired 11/08/2010; Cost $800,000)(g)	5.90%	12/01/2030	800	639,980
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	2,000	1,994,220
Michigan (State of) Housing Development Authority; Series 2023 A, RB(j)	5.15%	10/01/2058	20,000	20,059,807
Michigan (State of) Public Educational Facilities Authority (Amern Montessori); Series 2007, RB	6.50%	12/01/2037	465	465,176
Michigan (State of) Public Educational Facilities Authority (Old Redford); Series 2005 A, RB (Acquired 12/09/2005; Cost $1,400,000)(g)	6.00%	12/01/2035	1,400	1,118,187
Michigan (State of) Strategic Fund (Bedrock Detroit-Transformation); Series 2026, RB(a)	5.50%	10/01/2053	1,000	998,072
Michigan (State of) Strategic Fund (Draw Down-Berq Renewable);
Series 2024, RB(c)	8.13%	01/01/2030	17,670	17,729,733
Series 2024, RB(a)(c)	8.38%	01/01/2035	17,120	17,157,856
Series 2024, RB(a)(c)	8.50%	01/01/2045	6,950	6,833,718
Michigan (state of) Tobacco Settlement Finance Authority; Series 2008 C, RB(e)	0.00%	06/01/2058	579,475	9,524,715
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Wayne (County of), MI; Series 1999, RB(c)	6.00%	12/01/2029	$12,875	$12,907,915
				145,500,959
Minnesota–1.16%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,250,295
Bethel (City of), MN (Birchwood Landing At The Lakes At Stillwater Project); Series 2019, RB	5.00%	05/01/2054	1,000	883,899
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.13%	03/01/2049	1,500	1,464,725
Brainerd (City of), MN;
Series 2025, RB	5.75%	05/01/2050	3,130	3,151,934
Series 2025, RB	6.00%	05/01/2055	3,250	3,300,670
Series 2025, RB	6.00%	05/01/2060	3,000	3,015,914
Brooklyn Center (City of), MN (Sanctuary at at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	8,634	6,044,027
Series 2016 B, RB	6.50%	11/01/2035	2,988	2,091,365
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.25%	06/15/2064	8,020	7,090,264
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(a)(c)	5.00%	12/01/2050	6,630	5,398,516
Series 2021 B, RB(a)	6.50%	12/01/2026	170	169,194
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	8,035	7,735,151
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	9,772,194
Series 2021 B, RB	6.00%	07/01/2028	255	249,241
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(c)	6.85%	12/01/2029	6,685	6,700,914
Lakes Area Economic Development Authority; Series 2026, RB	5.88%	11/01/2062	1,500	1,465,503
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	11,765	8,972,874
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(a)	6.25%	07/01/2037	1,075	1,070,939
Series 2017 A, RB(a)	6.50%	07/01/2048	4,740	4,508,805
Minnesota (State of) Health & Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	6,472,928
Oakdale (City of), MN; Series 2025, Ref. RB	5.50%	12/01/2045	2,595	2,596,525
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	5,200	5,202,897
Shakopee (City of), MN; Series 2025, Ref. RB	5.88%	11/01/2065	3,000	3,017,805
St. Paul (City of), MN Housing & Redevelopment Authority (Great Northern Lofts); Series 2004, RB	6.25%	03/01/2029	742	698,620
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(a)	5.50%	07/01/2052	1,075	999,188
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	901,898
Series 2019, RB	5.00%	07/01/2055	1,000	870,171
St. Paul Park (City of), MN (Presbyterian Homes-Norris); Series 2026, Ref. RB	5.50%	06/01/2062	3,375	3,241,666
				100,338,122
Mississippi–0.17%
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,359,569
Stonebridge Public Improvement District; Series 2007, RB(k)	7.50%	10/01/2042	16,410	4,430,700
				14,790,269
Missouri–1.19%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment); Series 2005 A, RB(i)	7.05%	05/01/2027	6,690	5,017,500
Broadway-Fairview Transportation Development District; Series 2006 A, RB(i)	6.13%	12/01/2036	570	228,000
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021 C, RB	5.25%	10/01/2051	3,420	2,740,033
Chesterfield Valley Transportation Development District; Series 2018, RB	5.50%	05/15/2046	2,254	2,253,872
Dardenne Town Square Transportation Development District; Series 2006 A, RB(i)(p)	5.00%	05/01/2036	3,825	1,338,750
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(a)	5.25%	12/01/2048	4,900	4,861,310
Joplin Industrial Development Authority; Series 2026, RB	5.75%	05/01/2053	1,850	1,868,356
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(a)	5.00%	06/01/2046	$2,465	$2,444,188
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(c)	5.00%	03/01/2054	11,765	11,581,466
Kansas City (City of), MO Industrial Development Authority (Platte Purchase); Series 2025, Ref. RB(a)	6.00%	01/01/2048	4,100	4,142,828
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(a)	5.00%	04/01/2046	1,890	1,774,260
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2028	1,135	1,145,406
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,735,090
Series 2017 A, Ref. RB	5.25%	05/15/2050	4,100	3,832,870
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(i)(k)	5.75%	03/01/2029	508	91,484
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2026 A, RB	5.38%	08/15/2050	600	597,418
Series 2026 A, RB	5.50%	08/15/2055	500	500,074
Series 2026 A, RB	5.63%	08/15/2061	950	947,610
Lee’s Summit (City of), MO Industrial Development Authority (Summit Fair Community Improvement District); Series 2012, RB	6.00%	05/01/2042	2,800	2,717,472
Missouri (State of) Health & Educational Facilities Authority (Children’S Mercy Hospital); Series 2026, Ref. RB	5.50%	05/15/2051	27,500	29,023,541
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2054	3,640	3,573,369
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2025, Ref. RB(a)	6.25%	10/01/2055	4,400	4,382,591
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	335	305,474
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	80	77,041
St. Louis (City of), MO;
Series 2007 A, RB(i)	5.50%	09/02/2028	1,108	232,680
Series 2007, RN(i)(p)	6.30%	04/01/2027	3,043	152,150
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(i)	5.50%	05/29/2028	2,031	304,647
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2007 A, RN(i)	5.50%	01/20/2028	2,030	629,300
Series 2007 B, RN(i)(k)	5.50%	01/20/2028	1,510	15,100
St. Louis (City of), MO Industrial Development Authority (The); Series 2010 A, RB(k)	8.00%	04/27/2033	4,580	45,800
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center);
Series 2018 A, RB	5.00%	04/01/2048	5,205	5,205,872
Series 2018 B, RB	6.38%	04/01/2043	1,725	1,435,621
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(a)	5.88%	03/01/2033	3,100	2,952,619
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(i)(k)	5.75%	04/01/2027	975	146,250
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(a)	6.00%	10/01/2049	4,575	4,507,331
				102,807,373
Montana–0.05%
Hardin (City of), MT; Series 2006, RB(i)(p)	6.25%	09/01/2031	5,935	712,200
Kalispell (City of), MT (Immanuel Living At Buffalo Hill); Series 2025, Ref. RB	6.00%	05/15/2060	4,000	4,031,555
				4,743,755
Nebraska–0.64%
Omaha Public Power District; Series 2025, RB(j)	5.25%	02/01/2055	33,690	35,042,842
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(j)	5.00%	02/01/2055	19,500	19,966,859
				55,009,701
Nevada–0.22%
Clark (County of), NV (Special Improvement District No. 128); Series 2007 A, RB	5.05%	02/01/2031	730	734,225
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	1,155	1,129,875
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	930	905,361
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB (Acquired 11/26/2025-05/21/2026; Cost $8,941,840)(a)(b)(c)(g)	12.00%	11/02/2026	$10,670	$6,775,450
Reno (City of), NV; Series 2025, RB(a)	5.25%	06/01/2054	1,000	973,875
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(a)(e)	0.00%	07/01/2058	14,000	2,226,708
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(c)	5.25%	07/01/2049	6,535	6,657,879
				19,403,373
New Hampshire–2.49%
New Hampshire (State of) Business Finance Authority; Series 2026 2, Class A-2, VRD RB(n)	4.40%	02/20/2043	3,728	3,589,646
New Hampshire (State of) Business Finance Authority (Aldeana, Azalea And Serenada); Series 2026, RB(a)(e)	0.00%	12/01/2040	21,065	7,339,236
New Hampshire (State of) Business Finance Authority (Cabs-Marion Oaks); Series 2026, RB(a)(e)	0.00%	12/15/2041	5,000	1,585,331
New Hampshire (State of) Business Finance Authority (Canyon Ranch); Series 2025, RB(a)(e)	0.00%	12/01/2035	16,125	8,508,195
New Hampshire (State of) Business Finance Authority (Good Land); Series 2026, RB(e)	0.00%	12/15/2039	9,000	3,764,556
New Hampshire (State of) Business Finance Authority (Grace Christian School);
Series 2025, RB	5.75%	08/01/2055	15,800	14,994,314
Series 2025, RB	6.00%	08/01/2065	7,515	7,261,126
New Hampshire (State of) Business Finance Authority (Historymaker Empire); Series 2026, RB(a)	7.50%	02/01/2035	7,300	7,125,371
New Hampshire (State of) Business Finance Authority (Lackland); Series 2025 A, RB(a)(e)	0.00%	02/01/2035	59,145	34,220,309
New Hampshire (State of) Business Finance Authority (LGI Homes); Series 2026, RB(e)	0.00%	12/15/2041	9,575	3,565,980
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(a)(e)	0.00%	12/15/2033	18,426	10,927,042
New Hampshire (State of) Business Finance Authority (Novant Health Obligation Group); Series 2024, VRD RB (LOC - Truist Bank)(n)(o)	3.05%	11/01/2064	11,000	11,000,000
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(a)(e)	0.00%	12/01/2031	19,738	14,534,850
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	24,588	23,883,291
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(b)	4.15%	10/01/2034	4	3,546
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	17,253	16,212,153
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(a)(e)	0.00%	04/01/2032	5,000	3,512,794
New Hampshire (State of) Business Finance Authority (The Chambers Creek); Series 2025, RB(a)(e)	0.00%	12/15/2032	6,396	4,219,467
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(a)(e)	0.00%	12/01/2034	43,000	24,884,569
New Hampshire (State of) Business Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(a)	5.63%	12/15/2033	4,835	4,901,903
Series 2024, RB(a)	6.25%	12/15/2038	2,180	2,203,458
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(a)	5.25%	07/01/2039	1,330	1,327,441
Series 2019 A, RB(a)	5.63%	07/01/2046	770	770,928
Series 2019 A, RB(a)	5.75%	07/01/2054	5,430	5,355,329
				215,690,835
New Jersey–1.31%
New Jersey (State of) Economic Development Authority; Series 2019 B, RB (Acquired 10/18/2019; Cost $49,297)(a)(g)	5.75%	10/01/2026	50	49,961
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $6,000,000)(a)(g)	5.00%	10/01/2039	6,000	4,604,458
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(c)	5.25%	09/15/2029	2,515	2,518,224
Series 2000 B, RB(c)	5.63%	11/15/2030	7,420	7,431,086
Series 2003, RB(c)	5.50%	06/01/2033	8,000	8,014,474
Series 2012, RB(c)	5.75%	09/15/2027	5,270	5,279,596
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(a)	6.50%	11/01/2052	690	701,162
New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(a)	5.38%	07/01/2047	1,865	1,704,369
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(a)	6.00%	10/01/2034	$465	$465,425
Series 2014 A, RB(a)	6.20%	10/01/2044	750	750,347
Series 2014 A, RB(a)	6.30%	10/01/2049	650	650,237
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(a)	5.38%	10/01/2050	5,000	4,486,516
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $4,820,000)(a)(g)	5.75%	10/01/2038	4,820	3,495,406
New Jersey (State of) Transportation Trust Fund Authority;
Series 2025 AA, RB	5.00%	06/15/2045	6,500	6,743,851
Series 2025, RB(j)(l)	5.25%	06/15/2050	20,000	20,714,012
New Jersey (State of) Turnpike Authority; Series 2025, RB(j)(l)	5.25%	01/01/2055	13,750	14,324,133
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046	32,755	31,682,696
				113,615,953
New Mexico–0.02%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	615,457
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	30	30,043
Series 2015 B, RB	5.90%	09/01/2032	205	205,291
Series 2015 C, RB	5.90%	09/01/2032	270	270,383
Series 2015 D, RB(e)	0.00%	03/01/2032	330	198,618
				1,319,792
New York–13.82%
Build NYC Resource Corp. (261 walton Facility LLC - Zeta Charter Schools, Inc.); Series 2026, RB(a)	5.63%	06/01/2061	2,000	1,953,176
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School); Series 2025, RB(a)	6.00%	07/01/2060	2,000	1,987,940
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(a)	5.38%	10/15/2055	3,000	2,825,635
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(e)	0.00%	06/01/2055	18,200	1,462,869
Essex (County of), NY Industrial Development Agency; Series 2017, RB (Acquired 05/11/2017; Cost $4,025,000)(c)(g)	6.25%	06/01/2047	4,025	2,415,000
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(k)	5.88%	01/01/2052	5,400	2,700,000
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	5,005	5,004,987
Metropolitan Transportation Authority (Green Bonds);
Series 2020 A-1, RB	4.00%	11/15/2052	12,000	10,176,061
Series 2020 C-1, RB	4.75%	11/15/2045	15,000	14,941,950
Series 2020 C-1, RB	5.00%	11/15/2050	16,145	16,187,755
Series 2024 A, Ref. RB	5.25%	11/15/2049	20,000	20,486,678
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School);
Series 2024, RB(a)	5.00%	07/01/2054	4,290	3,684,811
Series 2024, RB(a)	5.00%	07/01/2059	1,350	1,140,071
Monroe County Industrial Development Corp. (Social Bonds); Series 2022, RB(a)	5.88%	07/01/2052	2,675	2,596,285
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,715	1,518,520
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	29,940	29,694,995
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(e)(i)	0.00%	01/01/2058	8,272	0
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	3,000	1,589,333
Series 2006 A-3, RB	5.13%	06/01/2046	3,775	1,989,571
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(c)	4.00%	11/01/2059	25,765	21,303,924
Series 2020 221, RB(c)	4.00%	07/15/2055	31,230	26,333,198
Series 2020 221, RB(c)	4.00%	07/15/2060	15,590	12,898,455
Two Hundred and Eighteenth Series 2019, RB(c)(j)	5.00%	11/01/2044	46,300	47,037,677
Two Hundred Thirty-First Series 2022, Ref. RB(c)	5.50%	08/01/2047	10,000	10,457,824
Two Hundredth Series 2017, Ref. RB(j)	5.00%	10/15/2047	10,000	10,030,193
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2024 AA-1, RB(j)	5.25%	06/15/2053	$15,000	$15,410,471
Series 2025, GO Bonds(j)	5.50%	08/01/2050	10,000	10,525,869
Series 2025, RB(j)(l)	5.25%	02/01/2053	15,000	15,356,021
Series 2025, RB(j)	5.50%	05/01/2053	10,000	10,485,287
New York (City of), NY Municipal Water Finance Authority;
Series 2025, RB(j)	5.00%	06/15/2052	21,210	21,572,599
Series 2026, Ref. VRD RB(n)	3.05%	06/15/2041	4,000	4,000,000
New York (City of), NY Transitional Finance Authority;
Series 2022, RB	5.00%	02/01/2051	12,000	12,120,086
Series 2023 A-1, RB(j)	5.00%	05/01/2053	15,500	15,558,032
Series 2023 F-1, RB	4.00%	02/01/2051	5,000	4,326,377
Series 2024 C, RB(j)(l)	5.25%	05/01/2050	30,000	30,726,714
Series 2024 C, RB(j)	5.00%	05/01/2053	20,000	20,085,096
Series 2026 B-1, RB	5.50%	11/01/2052	10,000	10,558,467
Series 2026 B-1, RB	5.50%	11/01/2054	4,500	4,741,051
New York (State of) Dormitory Authority;
Series 2018 E, Ref. RB(j)	5.00%	03/15/2041	23,765	24,299,950
Series 2021 E, Ref. RB	4.00%	03/15/2047	10,075	9,096,778
Series 2025, RB(j)(l)	5.50%	07/01/2054	30,000	31,607,985
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2024, Ref. RB	4.00%	05/01/2054	10,210	8,514,254
Series 2024, Ref. RB	5.25%	05/01/2054	20,230	20,455,449
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB	5.25%	10/01/2049	4,350	4,393,641
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014,VRD RB (LOC - Landesbank Hessen-Thüringen)(n)(o)	3.30%	11/01/2046	500	500,000
New York (State of) Power Authority (Green Bonds); Series 2025, RB (INS - AGI)(d)(j)	5.13%	11/15/2063	20,000	20,425,562
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2054	37,075	32,153,309
Series 2021 A-1, Ref. RB	4.00%	03/15/2055	10,000	8,621,624
New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	14,568,417
New York Counties Tobacco Trust V; Series 2005 S4B, RB(a)(e)	0.00%	06/01/2060	234,000	10,003,032
New York Energy Finance Development Corp.; Series 2025, RB(b)	5.00%	12/01/2033	5,000	5,108,974
New York State Urban Development Corp.; Series 2022 A, Ref. RB(j)	5.00%	03/15/2045	15,520	15,999,938
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(c)	5.25%	08/01/2031	9,565	9,883,336
Series 2020, Ref. RB(c)	5.38%	08/01/2036	9,800	10,118,111
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(c)	4.38%	10/01/2045	19,320	18,009,766
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGI)(c)(d)	5.00%	06/30/2049	10,000	9,843,688
Series 2023, RB(c)	6.00%	06/30/2054	8,000	8,212,552
Series 2023, RB(c)	5.38%	06/30/2060	21,695	21,471,722
Series 2024, RB (INS - AGI)(c)(d)	5.25%	06/30/2060	24,690	24,897,623
Series 2024, RB(c)	5.50%	06/30/2060	34,245	34,413,629
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2023, RB (INS - BAM)(c)(d)	5.38%	06/30/2060	11,055	11,102,443
Series 2025, RB(c)	6.00%	06/30/2059	4,000	4,184,678
Series 2025, RB (INS - AGI)(c)(d)	6.00%	06/30/2060	5,000	5,263,600
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(c)	5.00%	07/01/2046	2,170	2,138,645
Series 2023, RB(c)	6.00%	04/01/2035	21,500	23,600,010
Series 2023, RB(c)	5.63%	04/01/2040	27,500	28,971,283
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2024, Ref. RB (INS - AGI)(c)(d)(h)	5.00%	12/31/2054	2,750	1,768,310
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGI)(c)(d)	5.25%	12/31/2054	26,055	26,269,550
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(c)	5.50%	12/31/2060	$30,375	$30,450,218
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	4,325	4,383,926
Tender Option Bond Trust Receipts/Certificates; Series 2025, VRD GO Bonds(a)(b)(n)	2.55%	09/03/2026	935	935,000
Triborough Bridge & Tunnel Authority;
Series 2025, RB(j)	5.00%	05/15/2051	59,330	60,376,985
Series 2025, RB(j)	5.25%	12/01/2054	29,165	29,909,826
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB(j)	5.00%	11/15/2049	17,640	17,949,464
Series 2021 A, RB	4.00%	11/15/2056	5,000	4,328,527
Series 2022 A, Ref. RB	4.00%	05/15/2051	9,950	8,866,179
Series 2022 D-2, RB(j)	5.25%	05/15/2047	16,700	17,473,448
Series 2025, RB(j)	5.25%	05/15/2052	25,000	25,667,241
Series 2025, RB(j)	5.25%	05/15/2059	20,000	20,345,649
Series 2025, RB(j)	5.25%	05/15/2064	29,825	30,209,025
Subseries 2023 B-1, RB(j)	5.25%	11/15/2053	34,565	35,638,178
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2023 A, RB	4.25%	05/15/2058	25,000	22,135,498
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	4,045	3,791,895
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	10,000	10,869,657
Westchester County Local Development Corp. (Sunrise Of Tarrytown); Series 2026, RB(a)	6.50%	12/01/2065	1,500	1,538,417
				1,196,649,970
North Carolina–0.15%
Greater Asheville Regional Airport Authority; Series 2022 A, RB (INS - AGI)(c)(d)	5.50%	07/01/2052	4,315	4,405,506
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2051	1,285	1,047,524
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	9,000	7,895,561
				13,348,591
North Dakota–0.00%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB (Acquired 05/21/2021; Cost $3,000,000)(a)(c)(g)(k)	6.63%	12/15/2031	3,000	30
Series 2021, RB (Acquired 05/21/2021-09/08/2021; Cost $23,643,484)(a)(c)(g)(k)	7.00%	12/15/2043	23,500	235
				265
Northern Mariana Islands–0.18%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(a)	5.00%	10/01/2033	15,830	15,168,407
Ohio–3.53%
Blanchard Valley Port Authority; Series 2026, RB(a)	6.25%	01/01/2046	2,100	2,091,396
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	137,760	105,346,147
Series 2020 B-3, Ref. RB(e)	0.00%	06/01/2057	32,435	2,177,170
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2024, Ref. RB(a)	5.38%	01/01/2039	1,500	1,501,050
Series 2024, Ref. RB(a)	5.88%	01/01/2049	1,650	1,623,795
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(a)	4.50%	12/01/2055	725	571,565
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(a)	7.00%	11/15/2048	9,830	9,991,130
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	815	825,625
Series 2018, Ref. RB	5.50%	12/01/2043	2,735	2,769,912
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,906,669
Columbus (City of) & Franklin (County of), OH Finance Authority (Silver Birch of Columbus); Series 2025, RB(a)	6.05%	01/01/2046	1,700	1,714,787
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(c)	5.50%	01/01/2055	13,200	13,573,552
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2042	$15,795	$15,500,008
Series 2017, Ref. RB	5.25%	02/15/2047	10,880	10,882,157
Series 2017, Ref. RB	5.00%	02/15/2057	12,705	11,698,351
Series 2017, Ref. RB	5.50%	02/15/2057	10,810	10,810,734
Dayton-Montgomery County Port Authority (The Hunters Path); Series 2023, RB(a)	7.50%	12/01/2055	4,575	4,744,247
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	2,840	2,602,186
Hamilton (County of), OH (Life Enriching Communities); Series 2025, Ref. RB	5.50%	01/01/2055	3,000	3,027,648
Hamilton (County of), OH (UC Health); Series 2025 A, Ref. RB	5.50%	08/01/2051	3,500	3,472,190
Hickory Chase Community Authority (Senior Bonds); Series 2019, Ref. RB(a)	5.00%	12/01/2040	1,625	1,654,230
Lake Development Authority (Silver Birch of Painesville); Series 2026, RB(a)	6.13%	01/01/2046	1,675	1,655,968
Lancaster Port Authority (Vivera Fairfield); Series 2026 A, RB(a)	6.38%	01/01/2046	2,600	2,610,836
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	2,300	1,901,050
Series 2019, Ref. RB	5.13%	12/01/2049	7,760	5,885,674
Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,005	1,007,035
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(a)(c)	5.00%	07/01/2049	5,000	4,503,642
Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	20,795	19,122,086
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2025);
Series 2025, RB	5.50%	10/01/2050	2,000	1,920,355
Series 2025, RB	5.50%	10/01/2057	3,645	3,447,451
Ohio (State of) Housing Finance Agency; Series 2026, Ref. RB (CEP - GNMA)	4.85%	09/01/2046	6,250	6,181,784
Ohio (State of) Housing Finance Agency (Ashford at Central Park); Series 2026, RB(a)	6.25%	01/01/2046	1,930	1,950,129
Ohio (State of) Housing Finance Agency (Green Oaks of Fairborn); Series 2026, RB(a)	6.13%	01/01/2046	1,820	1,831,706
Ohio (State of) Housing Finance Agency (Green Oaks of Grove City); Series 2026, RB(a)	6.13%	01/01/2046	1,925	1,937,381
Ohio (State of) Housing Finance Agency (Green Oaks of Walnut Creek); Series 2026, RB(a)	6.38%	01/01/2046	2,325	2,321,939
Ohio (State of) Housing Finance Agency (Silver Birch of Amhest);
Series 2025, RB(a)	8.75%	01/01/2039	1,165	1,133,026
Series 2025, RB(a)	6.25%	01/01/2045	3,500	3,598,795
Ohio (State of) Housing Finance Agency (Silver Birch of Bedford Height); Series 2025, RB(a)	6.38%	01/01/2045	3,560	3,686,701
Ohio (State of) Housing Finance Agency (Silver Birch of Cuyahoga); Series 2025, RB(a)	8.75%	01/01/2036	1,450	1,424,074
Ohio (State of) Housing Finance Agency (Silver Birch of Mansfield); Series 2024, RB(a)	6.00%	01/01/2045	2,480	2,495,611
Ohio (State of) Housing Finance Agency (Silver Birch of Mason);
Series 2025, RB(a)	8.75%	01/01/2036	615	603,902
Series 2025, RB(a)	6.10%	01/01/2046	3,535	3,578,279
Tender Option Bond Trust Receipts/Certificates; Series 2026, VRD RB(a)(c)(n)	1.93%	01/01/2033	10,000	10,000,000
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	2,928,384
Warren (County of), OH Port Authority;
Series 2019 D, RB(a)	4.00%	12/01/2039	2,015	1,767,770
Series 2019 D, RB(a)	5.00%	12/01/2052	3,670	3,277,000
Series 2019, RB(a)	5.25%	12/01/2052	5,930	4,980,893
				305,236,020
Oklahoma–0.22%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	3,760	3,467,773
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(a)	6.00%	06/15/2044	1,375	1,344,842
Series 2024, RB(a)	6.25%	06/15/2054	2,475	2,358,004
Series 2024, RB(a)	6.50%	06/15/2064	3,425	3,325,596
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(c)	6.50%	09/01/2026	100	100,000
Tulsa (City of), OK Airports Improvement Trust (American Airlines, Inc.);
Series 2025, Ref. RB(c)	6.25%	12/01/2035	4,000	4,446,908
Series 2025, Ref. RB(c)	6.25%	12/01/2040	2,000	2,168,094
Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(a)	4.00%	12/01/2043	2,225	1,993,482
				19,204,699
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–0.42%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	$1,000	$964,724
Series 2020 A, Ref. RB	5.38%	11/15/2055	2,250	2,173,986
Oregon (State of) Facilities Authority (Redmond Proficiency Academy);
Series 2025, Ref. RB(a)	5.63%	06/15/2055	810	788,461
Series 2025, Ref. RB(a)	6.00%	06/15/2065	1,245	1,248,598
Portland (Port of), OR;
Series 2023-28, RB(c)	4.00%	07/01/2042	5,000	4,640,075
Twenty Seventh Series 2020 A, RB(c)	4.00%	07/01/2050	11,680	10,006,931
Washington & Multnomah Counties School District No. 48J Beaverton;
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2044	5,000	2,071,535
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2045	2,500	975,057
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2046	3,660	1,339,648
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	3,460	2,984,116
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	3,670	3,165,233
Series 2021 A, Ref. RB	5.00%	11/15/2051	2,705	2,208,653
Series 2021 A, Ref. RB	5.00%	11/15/2056	5,260	4,174,375
				36,741,392
Pennsylvania–2.03%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(a)	6.00%	05/01/2042	3,500	3,644,145
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(a)	5.38%	05/01/2042	8,000	8,057,289
Series 2022, RB(a)	5.25%	05/01/2042	3,335	3,408,852
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(a)	6.25%	05/01/2042	7,965	8,025,509
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(a)	6.00%	05/01/2042	1,560	1,597,576
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2020 A, RB	4.00%	09/01/2050	7,625	6,519,701
Chester (County of), PA Industrial Development Authority (Hickman (The));
Series 2016, RB	5.25%	01/01/2037	1,710	1,711,166
Series 2016, RB	5.50%	01/01/2052	9,580	9,027,946
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(a)	5.00%	03/01/2038	261	261,424
Series 2018, RB(a)	5.13%	03/01/2048	576	564,541
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	4,600	3,883,265
Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(g)	5.00%	12/01/2032	1,260	1,071,118
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(g)	5.25%	12/01/2037	1,705	1,302,937
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(g)	5.30%	12/01/2038	500	373,998
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(g)	5.38%	12/01/2047	3,140	2,075,610
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2022, Ref. RB	5.00%	05/01/2057	7,000	6,858,209
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2025 A, Ref. RB	5.00%	11/15/2055	5,000	4,878,910
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.);
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(g)(k)	5.00%	06/30/2027	8,239	3,625,008
Series 2013, RB(k)	5.00%	06/30/2027	4,538	816,872
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(b)(c)	5.45%	03/27/2035	1,000	1,072,141
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(c)	6.00%	06/30/2061	11,100	11,584,193
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	12	11,338
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2024, RB	4.80%	10/01/2051	$10,000	$9,684,492
Series 2025, RB	4.63%	10/01/2045	5,200	5,095,723
Series 2025-149A, RB(j)	5.15%	10/01/2050	8,000	7,976,278
Series 2026 153A, RB	4.75%	10/01/2046	4,000	3,896,893
Series 2026, RB	4.50%	10/01/2046	3,665	3,546,174
Pennsylvania Housing Finance Agency; Series 2025, RB(j)	5.20%	04/01/2053	8,000	8,010,644
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school); Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	943,307
Philadelphia Authority for Industrial Development; Series 2025, RB(j)	5.50%	07/01/2053	50,000	52,726,732
Philadelphia School District (The);
Series 2026 A, GO Bonds	5.00%	09/01/2046	1,750	1,813,241
Series 2026 A, GO Bonds	5.00%	09/01/2047	1,800	1,853,800
				175,919,032
Puerto Rico–6.36%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	21,640	22,031,913
Series 2002, RB	5.63%	05/15/2043	108,400	110,080,579
Series 2005 B, RB(e)	0.00%	05/15/2055	127,450	14,804,222
Series 2008 A, RB(e)	0.00%	05/15/2057	227,025	8,688,519
HTA Trust; Series 2022 L, RB	5.25%	07/01/2038	17	17,057
PRHTA Custodial Trust; Series 2023, RB(e)(k)	0.00%	12/06/2049	121	36,255
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(e)	0.00%	07/01/2033	18,710	13,672,809
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	0	157
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	16,585,682
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	20,981	22,646,148
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	0	52
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	0	269
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	26,222	25,434,866
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	44,492	41,324,498
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	10,747	9,548,433
Subseries 2022, RN	0.00%	11/01/2043	22,676	16,185,098
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(k)	5.00%	07/01/2027	895	662,300
Series 2007 TT, RB(k)	5.00%	07/01/2027	1,990	1,475,087
Series 2007 TT, RB(k)	5.00%	07/01/2027	15	11,100
Series 2007 TT, RB(k)	5.00%	07/01/2032	3,680	2,727,800
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	20,000	20,020,406
Series 2008 WW, RB(k)	5.38%	07/01/2027	390	288,600
Series 2008 WW, RB(k)	5.25%	07/01/2033	415	307,619
Series 2008 WW, RB(k)	5.50%	07/01/2038	605	448,456
Series 2010 AAA, RB(k)	5.25%	07/01/2027	4,570	3,381,800
Series 2010 AAA, RB(k)	5.25%	07/01/2028	2,600	1,927,250
Series 2010 AAA, RB(k)	5.25%	07/01/2029	445	329,856
Series 2010 AAA, RB(k)	5.25%	07/01/2030	95	70,419
Series 2010 CCC, RB(k)	5.00%	07/01/2027	35	25,900
Series 2010 CCC, RB(k)	5.00%	07/01/2027	285	211,256
Series 2010 XX, RB(k)	5.25%	07/01/2027	10	7,400
Series 2010 XX, RB(k)	5.25%	07/01/2027	845	626,356
Series 2010 XX, RB(k)	5.25%	07/01/2035	2,660	1,971,725
Series 2010 XX, RB(k)	5.75%	07/01/2036	18,575	13,768,719
Series 2010 XX, RB(k)	5.25%	07/01/2040	11,170	8,279,762
Series 2010 ZZ, Ref. RB(k)	4.63%	07/01/2027	190	140,600
Series 2010 ZZ, Ref. RB(k)	5.00%	07/01/2027	215	159,100
Series 2010 ZZ, Ref. RB(k)	5.00%	07/01/2027	10	7,400
Series 2010 ZZ, Ref. RB(k)	5.25%	07/01/2027	1,135	839,900
Series 2012 A, RB(k)	5.00%	07/01/2029	3,100	2,297,875
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2012 A, RB(k)	5.05%	07/01/2042	$11,925	$8,839,406
Series 2013 A, RB(k)	7.25%	07/01/2030	160	120,800
Series 2013 A, RB(k)	7.00%	07/01/2040	480	361,200
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	1,080	1,060,930
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 07/06/2016-03/25/2024; Cost $470,028)(g)	6.63%	01/01/2027	457	456,057
Series 2023 A, RB (Acquired 07/06/2016-04/01/2025; Cost $4,301,075)(g)	6.63%	01/01/2028	4,199	4,185,314
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2029	11	10,025
Series 2018 A-1, RB(e)	0.00%	07/01/2046	142,376	51,248,142
Series 2018 A-1, RB(e)	0.00%	07/01/2051	89,344	23,415,544
Series 2018 A-1, RB	4.75%	07/01/2053	22,476	21,268,668
Series 2018 A-1, RB	5.00%	07/01/2058	37,151	36,054,492
Series 2019 A-2, RB	4.33%	07/01/2040	9,815	9,607,112
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,200,691
Series 2019 A-2, RB	4.78%	07/01/2058	23,781	22,454,912
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,208,268
Series 2006 Q, RB	5.00%	06/01/2036	1,025	977,024
				550,511,828
Rhode Island–0.26%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(g)(k)	7.25%	07/15/2035	44,240	17,253,600
Rhode Island Health & Educational Building Corp.; Series 2026 89-A, RB (CEP - GNMA)	4.70%	10/01/2046	5,000	4,877,888
				22,131,488
South Carolina–1.53%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	65,080	68,555,201
South Carolina (State of) Housing Finance & Development Authority; Series 2026 A, RB (CEP - GNMA)	4.50%	07/01/2046	3,855	3,734,817
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	4,250	4,187,631
South Carolina (State of) Jobs-Economic Development Authority (Bishop Gadsden Episcopal); Series 2025, RB	5.38%	04/01/2056	1,100	1,082,195
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(a)(c)	7.00%	05/01/2039	8,500	5,950,000
Series 2021, RB (Acquired 06/16/2021; Cost $1,000,000)(a)(c)(g)(k)	6.00%	06/01/2031	1,000	110,000
Series 2021, RB (Acquired 06/16/2021; Cost $1,000,000)(a)(c)(g)(k)	6.25%	06/01/2040	1,000	110,000
Series 2021, RB (Acquired 06/16/2021-04/06/2022; Cost $2,690,000)(a)(c)(g)(k)	6.50%	06/01/2051	2,750	302,500
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project);
Series 2024, RB(a)	6.38%	06/15/2045	2,270	2,283,031
Series 2024, RB(a)	6.50%	06/15/2059	4,450	4,365,831
South Carolina (State of) Jobs-Economic Development Authority (Midlands STEM Charter School); Series 2025, RB(a)	5.25%	06/15/2034	4,080	3,922,715
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(a)	5.00%	06/15/2054	2,400	2,135,339
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	8,240	8,298,798
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.75%	12/01/2060	2,750	2,704,694
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2025 A, RB	5.63%	10/01/2060	3,250	3,174,523
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	11,645	12,057,482
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	8,885	9,089,505
				132,064,262
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–0.04%
Sioux Falls (City of), SD (Dow Rummel Village); Series 2026 A, Ref. RB	5.70%	11/01/2061	$4,000	$3,880,805
Tennessee–0.32%
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 B-1, RB (INS - BAM)(d)	5.13%	07/01/2059	10,930	10,956,474
Knox County Industrial Development Board (Green Bonds) (Tompaul Knoxville, LLC Recycling); Series 2022, RB(a)(c)	9.50%	11/01/2052	10,000	8,080,963
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(a)	5.50%	09/01/2047	9,000	7,977,830
Series 2013 B, Ref. RB(k)	8.00%	09/01/2044	6,350	317,500
				27,332,767
Texas–10.31%
Anna (City of), TX;
Series 2023, RB(a)	7.38%	09/15/2052	2,500	2,702,495
Series 2025, RB	5.50%	09/15/2055	1,300	1,296,463
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	892,491
Series 2017, RB	5.25%	09/01/2047	1,475	1,459,546
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2025, Ref. RB(a)	5.75%	06/15/2055	3,000	3,000,422
Series 2025, Ref. RB(a)	5.88%	06/15/2065	3,000	3,005,282
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(a)	6.25%	06/01/2063	9,155	9,139,024
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	698,747
Arlington Higher Education Finance Corp. (Winfree Academy);
Series 2019, Ref. RB(b)(f)	5.75%	08/15/2029	530	572,173
Series 2019, Ref. RB	5.75%	08/15/2043	3,815	3,781,731
Aubrey (City of), TX (Aubrey Public Improvement District No. 1);
Series 2023, RB(a)	5.88%	09/01/2043	1,030	1,047,394
Series 2023, RB(a)	6.00%	09/01/2053	1,600	1,604,631
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(a)	5.63%	12/31/2055	1,500	1,454,321
Austin (City of), TX; Series 2026 B, RB(c)	5.00%	11/15/2045	10,000	10,124,063
Bastrop (City of), TX; Series 2025, RB(a)	5.63%	09/01/2055	1,000	998,130
Boyd (City of), TX; Series 2025, RB(a)	5.88%	09/15/2055	710	722,914
Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB (Acquired 06/08/2022; Cost $564,013)(a)(b)(c)(g)(k)	10.00%	06/01/2027	576	10,084
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, Revenue Ctfs.(k)	9.70%	11/01/2039	4,502	900
Series 2004 D, Revenue Ctfs.(k)	4.14%	11/01/2039	3,659	17,613
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.25%	02/15/2060	12,210	12,640,923
Carrollton-Farmers Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	20,000	17,561,612
Celina (City of), TX; Series 2025, RB(a)	5.63%	09/01/2055	850	815,652
Celina (City of), TX ((North Sky Public Improvement District Improvement Area)); Series 2026, RB	5.60%	09/01/2055	870	841,197
Celina (City of), TX (Cross Creek Meadows Public Improvement District Improvement Area #1);
Series 2023, RB(a)	5.38%	09/01/2043	1,615	1,639,518
Series 2023, RB(a)	5.50%	09/01/2053	2,298	2,268,641
Celina (City of), TX (Mosaic Public Improvement District Phase #1);
Series 2023, RB(a)	5.13%	09/01/2043	1,200	1,211,996
Series 2023, RB(a)	5.50%	09/01/2053	1,825	1,832,120
Celina (City of), TX (Ten Mile Creek Public Improvement District Improvement Area #1);
Series 2023, RB(a)	4.75%	09/01/2030	224	226,512
Series 2023, RB(a)	5.50%	09/01/2042	875	900,211
Series 2023, RB(a)	5.75%	09/01/2052	1,489	1,499,345
Celina (City of), TX (Ten Mile Creek Public Improvement District Major Improvement Area);
Series 2023, RB(a)	5.50%	09/01/2030	240	242,717
Series 2023, RB(a)	6.25%	09/01/2042	800	822,926
Series 2023, RB(a)	6.50%	09/01/2052	1,300	1,309,532
Central Texas Regional Mobility Authority; Series 2020 E, RB	4.00%	01/01/2050	10,000	8,720,109
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Corpus Christi (City of), TX (Whitecap Public Improvement District No. 1);
Series 2024, RB	6.13%	09/15/2044	$1,000	$1,004,737
Series 2024, RB	6.50%	09/15/2054	1,356	1,339,287
Crandall (City of), TX;
Series 2021, RB(a)	4.25%	09/15/2041	249	232,634
Series 2021, RB(a)	5.00%	09/15/2041	500	480,495
Series 2021, RB(a)	4.50%	09/15/2051	1,500	1,310,108
Crandall (City of), TX (River Ridge Public Improvement Disctrict Improvement Area #3); Series 2025, RB(a)	5.50%	09/15/2055	1,250	1,220,100
Decatur (City of), TX (Paloma Trails Public Improvement District Area No. 1); Series 2025, RB(a)	5.75%	09/15/2055	1,077	1,072,639
Denison (City of), TX (Preston Harbor);
Series 2026, RB	6.63%	09/15/2046	1,000	983,143
Series 2026, RB	7.00%	09/15/2056	1,500	1,472,033
Denton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.00%	08/15/2048	14,000	14,367,541
DeSoto (City of), TX (Danieldale Homestead); Series 2023, RB(a)	5.50%	09/15/2050	1,500	1,493,996
DeSoto Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	17,530	17,693,334
Edinburg Economic Development Corp.; Series 2019, RB(a)	5.00%	08/15/2044	1,945	1,814,961
Ennis (City of), TX; Series 2025, RB(a)	5.50%	09/15/2055	1,180	1,173,407
Fort Worth (City of), TX;
Series 2026, RB	5.55%	09/01/2046	600	589,586
Series 2026, RB	6.00%	09/01/2056	750	740,598
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	335	324,784
Series 2014, RB	6.00%	09/01/2038	2,690	2,347,851
Series 2014, RB	6.13%	09/01/2044	2,625	2,161,205
Harris (County of), TX;
Series 2025, GO Bonds(j)	5.50%	02/15/2050	15,830	16,751,029
Series 2025, RB(j)	5.25%	08/15/2054	20,000	20,559,607
Hays (County of), TX (La Cima Public Improvement District);
Series 2022, RB(a)	5.50%	09/15/2042	2,000	2,061,077
Series 2022, RB(a)	5.75%	09/15/2052	3,550	3,579,328
Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS - BAM)(d)	4.00%	05/01/2044	2,355	2,129,602
Houston (City of), TX;
Series 2024 B, RB(c)	5.50%	07/15/2037	8,395	8,875,849
Series 2026 C, Ref. RB (INS - AGI)(d)	5.00%	09/01/2046	6,460	6,664,737
Series 2026 C, Ref. RB	5.25%	09/01/2051	6,915	7,106,196
Series 2026, RB(j)	5.50%	09/01/2058	11,450	11,917,967
Series 2026, RB (INS - AGI)(j)	5.50%	09/01/2058	9,870	10,376,623
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(c)	5.50%	07/15/2038	14,000	14,686,025
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2024 B, RB(c)	5.50%	07/15/2039	8,605	8,965,657
Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	20,500	18,194,822
Hutto (City of), TX; Series 2025, RB(a)	5.38%	09/01/2060	1,000	954,105
Joshua Farms Municipal Management District No 1; Series 2026, RB(a)	5.50%	09/01/2056	3,860	3,627,894
Kyle (City of), TX; Series 2026, RB	5.63%	09/01/2051	750	730,954
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	24,500	21,580,671
Lavon (City of), TX (Trails of Lavon Public Improvements District Projetcs); Series 2025, RB(a)	6.00%	09/15/2054	1,100	1,121,005
Lewisville (City of), TX; Series 2023 A, RB(a)	8.00%	09/01/2053	1,619	1,665,809
Little Elm (Town of), TX (Valencia Public Improvement District No. 2); Series 2022, RB(a)	6.88%	09/01/2052	2,700	2,778,134
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2026, Ref. RB	5.00%	05/15/2045	4,500	4,649,146
Lowry Crossing (City of), TX (Simpson Road Public Improvement); Series 2025, RB(a)	6.00%	09/15/2055	1,300	1,316,405
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.25%	02/15/2055	14,000	14,530,142
Maypearl Independent School District; Series 2023, GO Bonds(f)	5.00%	02/15/2048	2,000	2,044,438
Mclendon-Chisholm (City of), TX; Series 2026, RB	5.70%	09/15/2056	1,000	963,637
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(a)	5.75%	09/15/2052	2,500	2,545,916
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Mesquite (City of), TX;
Series 2025, RB	5.25%	09/01/2045	$625	$610,994
Series 2025, RB	5.63%	09/01/2055	1,526	1,514,528
Series 2025, RB	5.75%	09/01/2055	1,300	1,264,603
Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(a)	5.25%	09/15/2042	1,500	1,479,220
Series 2022, RB(a)	5.38%	09/15/2052	2,500	2,384,156
Mission Economic Development Corp. (Natgasoline);
Series 2018, Ref. RB(a)(b)(c)(f)	4.63%	10/01/2026	19,730	19,757,375
Series 2026, Ref. RB(b)(c)	4.75%	08/01/2036	7,890	7,943,243
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	11,380	11,985,479
Series 2025 A, RB	6.50%	10/01/2060	7,280	7,639,976
Series 2025, RB(j)	5.50%	08/15/2049	14,000	14,962,324
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living); Series 2025 A, RB	6.25%	10/01/2045	5,285	5,644,157
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community); Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $2,397,737)(g)(k)	2.00%	11/15/2061	2,398	11,989
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2019 A, RB(a)	5.00%	08/15/2051	2,885	2,572,456
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(a)	5.00%	08/15/2040	2,390	2,130,419
Series 2020 A, RB(a)	5.00%	08/15/2050	20	16,492
New Hope Cultural Education Facilities Finance Corp. (Forefront Living - Bella Vida); Series 2025, RB	5.25%	10/01/2030	5,000	5,002,732
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park);
Series 2018 A, RB	5.50%	07/01/2054	5,000	4,323,368
Series 2025, RB	6.75%	07/01/2044	3,200	3,320,854
Series 2025, RB	7.13%	07/01/2056	1,600	1,658,685
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy);
Series 2018 A, RB (Acquired 02/27/2018-07/15/2024; Cost $1,674,079)(a)(g)	6.00%	08/15/2037	1,650	754,875
Series 2018 A, RB (Acquired 02/08/2018-11/20/2018; Cost $13,456,192)(a)(g)	6.00%	08/15/2047	13,435	6,146,513
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	8,000	7,807,768
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	650	583,272
Series 2016 A, RB	5.50%	11/15/2052	3,425	2,984,155
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	24,685	25,498,677
Series 2022 A, RB	6.75%	10/01/2052	9,910	10,126,917
Series 2022 A, RB	6.88%	10/01/2057	16,160	16,580,326
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	4,550	4,413,649
Series 2020, RB	5.25%	10/01/2055	12,375	11,655,995
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,300,025
Newark Higher Education Finance Corp.; Series 2026 A, Ref. RB	6.00%	08/15/2056	2,100	2,001,750
Newark Higher Education Finance Corp.(TLC Academy); Series 2026 A, Ref. RB	5.75%	08/15/2051	3,830	3,608,891
North Central Texas Housing Finance Corp. (Village of Kaufman Apartments); Series 2012, RB(b)	6.15%	01/01/2029	1,605	1,524,750
North Parkway Municipal Management District No. 1;
Series 2021, RB(a)	4.00%	09/15/2041	500	445,067
Series 2021, RB(a)	4.25%	09/15/2051	1,000	841,817
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(a)	4.75%	09/15/2041	2,000	1,878,734
Series 2021, RB(a)	5.00%	09/15/2051	3,500	3,192,388
Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.25%	02/15/2055	8,000	8,241,024
Oak Point (City of), TX;
Series 2026, RB	5.50%	09/15/2046	600	587,884
Series 2026, RB	5.88%	09/15/2056	1,000	968,969
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(a)	5.75%	09/15/2032	$330	$340,197
Series 2022, RB(a)	5.50%	09/15/2042	800	810,225
Series 2022, RB(a)	5.63%	09/15/2052	1,450	1,421,975
Series 2022, RB(a)	6.13%	09/15/2052	2,070	2,089,223
Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(a)	5.50%	09/15/2042	750	759,199
Series 2022, RB(a)	5.63%	09/15/2052	1,300	1,274,874
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(a)	5.38%	09/15/2027	129	129,532
Series 2022, RB(a)	5.63%	09/15/2032	400	412,813
Series 2022, RB(a)	6.00%	09/15/2052	4,000	4,038,304
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(a)	5.50%	09/15/2048	2,000	1,989,789
Series 2022, RB(a)	6.50%	09/15/2052	1,410	1,441,002
Plano (City of), TX;
Series 2023, RB(a)	8.25%	09/15/2043	1,707	1,795,243
Series 2023, RB(a)	7.50%	09/15/2053	1,400	1,451,447
Series 2023, RB(a)	8.50%	09/15/2053	3,050	3,161,668
Port Arthur (Port of), TX Navigation District; Subseries 2010 D, VRD RB(n)	1.95%	11/01/2040	20,000	20,000,000
Port Beaumont Navigation District (Jefferson Gulf Coast Energy); Series 2021, RB(a)(c)	3.00%	01/01/2050	3,000	1,855,647
Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(a)	5.13%	09/01/2042	836	847,542
Series 2022, RB(a)	5.25%	09/01/2052	1,375	1,369,485
Series 2026, RB(a)	5.63%	09/01/2056	900	866,439
Princeton (City of), TX (Sicily Public Improvement District Improvement Area No. 1);
Series 2023, RB(a)	7.00%	09/01/2043	2,300	2,375,028
Series 2023, RB(a)	7.00%	09/01/2053	3,000	3,029,291
Princeton (City of), TX (Sicily Public Improvement District Improvement); Series 2023, RB(a)	7.88%	09/01/2053	1,892	1,926,784
Princeton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	25,065	22,731,569
Providence Village (Town of), TX (Foree Ranch Public Improvement District Improvement Area No. 2); Series 2025, RB(a)	5.50%	09/01/2055	1,200	1,161,493
Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	17,800	17,799,404
Rockdale Special Assessment; Series 2023, RB(a)	7.50%	09/15/2054	3,607	3,692,340
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	444,838
Sabine Neches Housing Finance Corp. (Fox Run Apartments); Series 2012, RB(b)	6.15%	01/01/2029	1,830	1,848,400
San Antonio (City of), TX;
Series 2021 A, Ref. RB	4.00%	05/15/2051	20,000	17,252,476
Series 2025, RB(j)	5.25%	02/01/2046	5,050	5,311,027
Series 2025, RB(j)(l)	5.50%	02/01/2050	10,000	10,546,825
San Antonio (City of), TX Electric & Gas Systems Revenue; Series 2025, RB(j)	5.25%	02/01/2054	19,135	19,826,633
San Antonio Education Facilities Corp. (University of the Incarnate Word);
Series 2021, Ref. RB	4.00%	04/01/2051	8,250	6,537,129
Series 2025, RB	5.25%	10/01/2045	9,030	8,964,556
Series 2025, RB	5.00%	10/01/2050	4,000	3,720,127
Series 2025, RB	5.50%	10/01/2055	6,400	6,273,983
Seagoville (City of), TX; Series 2025, RB(a)	6.00%	09/15/2054	835	847,077
Tarrant County Cultural Education Facilities Finance Corp.; Series 2017, RB (Acquired 10/21/2025; Cost $2,480,600)(g)	6.25%	02/15/2037	3,140	2,617,975
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2026, Ref. VRD RB(n)	2.20%	11/15/2063	25,000	25,000,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,513,874
Series 2017, RB	6.75%	11/15/2052	2,100	2,105,850
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 06/12/2020-10/01/2025; Cost $4,856,513)(g)(k)	6.38%	02/15/2048	6,010	5,010,838
Series 2017 A, RB (Acquired 06/12/2020; Cost $2,441,250)(g)(k)	6.38%	02/15/2052	3,000	2,501,250
Series 2017, RB (Acquired 06/12/2020; Cost $1,688,531)(g)(k)	6.38%	02/15/2041	2,075	1,730,031
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center);
Series 2025, RB(j)	5.25%	12/01/2049	$11,225	$11,519,422
Series 2025, Ref. RB	4.13%	12/01/2054	7,650	6,669,483
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	1,500	1,526,080
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	1,996,689
Series 2020, Ref. RB	6.75%	11/15/2051	7,625	7,263,744
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,397,323
Tender Option Bond Trust Receipts/Certificates; Series 2026, VRD RB (LOC - Barclays Bank PLC)(a)(n)(o)	2.35%	05/01/2065	9,370	9,370,000
Texas (State of) Transportation Commission;
Series 2019, RB(e)	0.00%	08/01/2046	2,240	809,494
Series 2019, RB(e)	0.00%	08/01/2047	3,345	1,130,690
Series 2019, RB(e)	0.00%	08/01/2048	3,530	1,119,769
Series 2019, RB(e)	0.00%	08/01/2049	3,320	990,898
Series 2019, RB(e)	0.00%	08/01/2050	4,760	1,337,528
Series 2019, RB(e)	0.00%	08/01/2051	5,000	1,325,842
Series 2019, RB(e)	0.00%	08/01/2053	400	94,767
Texas (State of) Water Development Board (Master Trust); Series 2021, RB	4.00%	10/15/2056	15,000	12,784,442
Texas State Technical College;
Series 2022, RB (INS - AGI)(d)(j)	5.50%	08/01/2042	12,500	13,360,769
Series 2022, RB (INS - AGI)(d)(j)	6.00%	08/01/2054	6,000	6,402,953
Texas Transportation Finance Corp.; Series 2025, RB(j)	5.50%	10/01/2055	16,250	17,293,652
Travis County Development Authority (Longview 71 Public Improvement District Improvement Area No. 1);
Series 2024, RB(a)	5.00%	09/01/2044	585	590,813
Series 2024, RB(a)	5.13%	09/01/2054	840	808,458
Tuloso-Midway Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.25%	08/15/2050	16,710	17,384,619
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,733	1,735,697
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	5,550	5,568,701
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGI)(d)	4.25%	10/01/2047	1,540	1,387,792
Series 2022, GO Bonds (INS - AGI)(d)	4.38%	10/01/2048	1,805	1,638,993
				892,959,165
Utah–3.10%
10th & Main Public Infrastructure District (10th & Main Assessment Area); Series 2025, RB(a)	5.75%	12/01/2053	9,500	9,324,998
Auto Mall & Retail Public Infrastructure District; Series 2023 A, GO Bonds(a)(h)	8.25%	03/01/2053	18,700	18,220,803
Black Desert Public Infrastructure District; Series 2021 B, GO Bonds(a)	7.38%	09/15/2051	5,500	4,937,809
Black Rock Mountain Resort Public Infrastructure District; Series 2025, RB(a)	5.88%	12/01/2054	6,200	6,329,292
Boulder Ridge Public Infrastructure District No. 1; Series 2025, GO Bonds(a)	7.50%	03/01/2055	2,200	2,137,857
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(a)	6.00%	03/01/2053	6,500	6,149,253
Series 2022 B, GO Bonds(a)	9.00%	03/15/2053	1,239	1,192,685
Downtown Revitalization Public Infrastructure District (SEG Redevelopment);
Series 2025, RB (INS - AGI)(d)	5.50%	06/01/2055	12,000	12,606,438
Series 2025, RB (INS - AGI)(d)	5.50%	06/01/2055	4,500	4,714,302
Fiddlers Canyon Infrastructure Financing District (Fiddlers Canyon Assessment Area); Series 2024, RB(a)	5.63%	12/01/2053	3,458	3,233,892
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(a)	6.63%	03/01/2054	2,370	2,399,782
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(a)	5.63%	12/01/2043	6,086	6,098,943
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(a)	5.50%	03/01/2051	11,500	8,892,515
GLH Public Infrastructure District No. 1; Series 2025, GO Bonds(a)	6.88%	03/01/2055	3,925	4,111,379
Hideout (Town of), UT Local District No. 1; Series 2014, RB	8.25%	08/01/2034	520	521,876
Jordanelle Ridge Public Infrastructure District No. 2; Series 2025 B, GO Bonds(a)	7.88%	03/15/2055	3,600	3,438,294
Mida Cormont Public Infrastructure District;
Series 2025 A-1, GO Bonds(a)	6.25%	06/01/2055	1,450	1,509,092
Series 2025 A-2, GO Bonds(a)(h)	6.75%	06/01/2055	6,725	5,876,353
Series 2025, GO Bonds(a)	8.50%	06/15/2055	2,247	2,308,837
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Mida Mountain Village Public Infrastructure District; Series 2024-2, RB(a)	5.75%	06/15/2044	$1,250	$1,275,864
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(a)	6.50%	03/01/2055	3,210	3,110,946
Series 2024 A-2, GO Bonds(h)	7.00%	03/01/2055	1,600	1,051,411
Series 2024 B, GO Bonds(a)	9.00%	03/15/2055	638	645,804
Olympia Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(a)	6.38%	03/01/2055	1,485	1,513,609
Series 2024 B, GO Bonds	8.00%	03/15/2055	952	962,937
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(a)	6.50%	03/01/2055	4,140	4,022,394
Series 2024 A-2, GO Bonds(a)(h)	7.00%	03/01/2055	1,960	1,202,681
Series 2024 B, GO Bonds(a)	9.00%	03/15/2055	1,070	1,064,342
Panorama Public Infrastructure District No. 1;
Series 2025 A, GO Bonds(a)	6.25%	03/01/2055	3,000	3,000,262
Series 2025 B, GO Bonds(a)	8.63%	03/15/2055	1,000	986,874
Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(a)	6.00%	03/01/2051	12,952	10,521,049
Point Phase 1 Public Infrastructure District No. 1;
Series 2025 A-1, RB	6.13%	03/01/2055	7,550	7,769,142
Series 2025 A-2, RB	6.63%	03/01/2055	1,250	1,037,020
Series 2025, RB	8.50%	03/15/2055	8,400	8,463,659
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(a)	4.38%	02/01/2051	1,000	775,908
Series 2021 B, GO Bonds(a)	7.38%	08/15/2051	600	503,804
Resort Core Public Infrastructure District No. 1;
Series 2026 A-1, GO Bonds(a)	5.63%	03/01/2051	3,500	3,467,185
Series 2026 A-1, GO Bonds(a)	5.88%	03/01/2057	3,000	3,016,235
Series 2026 A-2, GO Bonds(h)	6.38%	03/01/2057	5,000	3,853,471
Series 2026 B, GO Bonds	8.25%	03/15/2057	1,500	1,522,498
Salt Lake City (City of), UT;
Series 2018 A, RB(c)	5.25%	07/01/2048	11,035	11,107,306
Series 2021 A, RB (INS - AGI)(c)(d)	4.00%	07/01/2051	10,420	9,014,889
Soleil Hills Public Infrastructure District No. 1; Series 2025, GO Bonds(a)	8.00%	03/15/2055	1,100	1,093,960
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(a)	4.50%	06/15/2032	2,000	1,941,660
Series 2022, RB(a)	5.00%	06/15/2042	3,850	3,491,395
Series 2022, RB(a)	5.00%	06/15/2052	6,000	5,024,498
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,170	1,170,405
Series 2012, RB	6.25%	07/15/2042	3,870	3,869,545
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(a)(b)	5.63%	04/15/2029	1,945	1,878,279
Series 2018 A, RB(a)	5.00%	10/15/2038	2,330	2,217,680
Series 2018 A, RB(a)	5.25%	10/15/2048	2,205	2,000,209
Series 2025 A, RB(a)	6.00%	10/15/2055	4,870	4,790,734
Series 2025, RB(a)	7.00%	10/15/2029	205	203,276
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(a)	5.00%	06/15/2050	2,000	1,778,244
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(a)	5.38%	06/15/2049	3,645	3,331,448
Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(a)	5.00%	02/15/2046	855	740,317
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(a)	5.25%	06/15/2037	6,310	5,800,215
Series 2017, Ref. RB(a)	5.38%	06/15/2048	13,610	11,229,940
Utah City West Public Infrastructure District No. 1; Series 2026, RB(a)	5.88%	12/01/2055	2,000	2,010,104
Utah Housing Corp.; Series 2026 F, RB (CEP - GNMA)	4.88%	07/01/2046	15,590	15,473,854
Viridian Farm Public Infrastructure District No. 1;
Series 2024 A, GO Bonds(a)	5.88%	03/01/2054	1,130	1,133,975
Series 2024 B, GO Bonds(a)	8.38%	03/15/2054	500	506,598
Wildwood (Cityof), Reserve Infrastructure Financing District; Series 2025, RB(a)	6.25%	12/01/2054	6,921	7,008,453
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(a)	7.00%	12/01/2042	$8,630	$7,743,262
				268,331,741
Vermont–0.07%
East Central Vermont Telecommunications District;
Series 2018 A, RB(a)	5.75%	12/01/2036	1,450	1,450,257
Series 2018 A, RB(a)	5.60%	12/01/2043	960	908,137
Series 2019 A, RB(a)	5.00%	12/01/2048	4,330	3,579,808
				5,938,202
Virgin Islands–0.21%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(e)	0.00%	05/15/2035	16,140	9,054,663
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(a)	6.00%	04/01/2053	6,950	6,870,822
Virgin Islands Hotel Development Financing Corp.; Series 2026, RB	6.00%	12/01/2055	2,750	2,662,115
				18,587,600
Virginia–0.89%
Atlantic Park Community Development Authority; Series 2023, RB(a)	6.25%	08/01/2045	16,420	15,739,833
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(i)(k)	6.75%	03/01/2034	1,281	794,220
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2051	5,190	4,938,885
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	874	659,725
Series 2014 B, RB	6.05%	03/01/2044	2,401	2,170,191
Series 2014 C, RB(k)	6.05%	03/01/2054	2,183	1,091,507
Lynchburg (City of), VA Economic Development Authority (Centra Health Obligated Group); Series 2026, RB	5.25%	01/01/2047	1,000	1,037,875
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.25%	01/01/2054	18,350	17,364,607
Series 2019, RB	4.00%	01/01/2029	685	686,614
Powhatan County Economic Development Authority; Series 2025, RB(a)	6.13%	09/01/2060	9,525	9,369,403
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(a)	5.55%	01/01/2037	2,030	1,968,051
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(b)(c)	5.00%	07/01/2038	4,690	4,547,726
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023, RB	7.00%	09/01/2053	7,000	7,614,896
Series 2023, RB	7.00%	09/01/2059	8,500	9,201,884
				77,185,417
Washington–0.49%
Kalispel Tribe of Indians;
Series 2018 A, RB(a)	5.25%	01/01/2038	3,000	3,022,260
Series 2018 B, RB(a)	5.25%	01/01/2038	1,000	1,007,420
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	45	45,017
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(c)	6.10%	10/01/2031	25	24,884
Seattle (Port of), WA; Series 2025, RB(c)(j)	5.50%	10/01/2050	10,000	10,428,674
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,564	1,554,567
Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC); Series 2017 A, RB (Acquired 07/25/2017-06/21/2019; Cost $26,279,409)(a)(c)(g)(k)	7.50%	01/01/2032	26,355	263
Washington (State of) Housing Finance Commission;
Series 2025, RB (INS - BAM)(a)(d)	5.25%	07/01/2055	2,200	2,203,204
Series 2025, RB (INS - BAM)(a)(d)	5.25%	07/01/2064	5,500	5,435,943
Series 2025, Ref. RB	6.25%	01/01/2061	8,400	8,522,783
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB(a)	5.00%	01/01/2046	7,500	7,154,359
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	306	290,877
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(a)	5.00%	01/01/2055	3,265	2,945,262
				42,635,513
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–1.24%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(a)(k)	7.00%	06/01/2035	$27,145	$13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(a)(i)(k)	5.75%	06/01/2042	18,975	14,166,828
Series 2019 B, Ref. RB(a)(i)(k)	7.50%	06/01/2042	5,285	3,648,485
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre);
Series 2023, Ref. RB (Acquired 07/21/2023; Cost $694,211)(a)(g)	5.75%	06/01/2043	700	738,416
Series 2023, Ref. RB (Acquired 07/21/2023; Cost $867,703)(a)(g)	6.00%	06/01/2053	875	907,846
Monongalia (County of), WV Commission Special District; Series 2023 B, Ref. RB(a)	8.45%	06/01/2053	14,920	3,296,939
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB (Acquired 09/28/2017; Cost $3,367,021)(a)(g)	5.75%	06/01/2043	3,435	3,455,508
Series 2020, Ref. RB (Acquired 04/30/2020; Cost $8,325,017)(a)(g)	7.50%	06/01/2043	8,785	9,197,422
Series 2023, RB (Acquired 11/01/2023; Cost $940,500)(a)(g)	7.00%	06/01/2043	950	995,418
Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	8,009,803
West Virginia (State of) Economic Development Authority; Series 2020, RB(a)(k)	7.63%	12/01/2040	9,320	4,753,200
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(b)(c)	5.45%	03/27/2035	3,500	3,752,167
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB (Acquired 05/17/2023; Cost $20,000,000)(a)(c)(g)(k)	9.50%	05/01/2043	20,000	18,000,000
Series 2025, RB (Acquired 02/14/2025; Cost $2,000,000)(a)(c)(g)(k)	9.50%	05/01/2043	2,000	1,800,000
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(a)(k)	8.50%	12/01/2043	16,000	11,907,578
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	8,350	8,746,649
				106,948,759
Wisconsin–5.73%
Gillett (City of), WI; Series 2021 A, RB(a)(c)	5.50%	12/31/2052	11,100	8,259,542
Wisconsin (State of); Series 2026, RB(a)	6.00%	10/01/2056	700	687,397
Wisconsin (State of) (Explore Academy Albuquerque);
Series 2026, Ref. RB(a)	6.88%	04/01/2051	2,145	2,049,255
Series 2026, Ref. RB(a)	7.13%	04/01/2056	6,700	6,467,079
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(d)(e)	0.00%	12/15/2060	22,975	3,707,099
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB (Acquired 12/13/2023; Cost $1,159,373)(g)	5.00%	08/01/2032	1,375	970,781
Series 2017, Ref. RB (Acquired 12/13/2023; Cost $1,172,385)(g)	5.00%	08/01/2037	1,500	991,059
Series 2017, Ref. RB (Acquired 12/08/2023-12/13/2023; Cost $2,823,750)(g)	5.00%	08/01/2039	3,750	2,360,950
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	4.00%	08/15/2051	2,500	2,117,898
Series 2025, RB	4.38%	08/15/2055	13,050	11,720,518
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2026, Ref. RB	5.50%	06/01/2061	3,500	3,419,445
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,550	3,553,677
Series 2019, Ref. RB	5.00%	11/01/2046	9,200	8,718,811
Series 2019, Ref. RB	5.00%	11/01/2054	7,000	6,290,883
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.);
Series 2025 A, Ref. RB	6.25%	11/15/2055	2,500	2,459,851
Series 2025 A, Ref. RB	6.38%	11/15/2060	4,100	4,039,809
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.13%	10/01/2059	2,750	2,829,835
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2047	$156	$1,061
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2048	136	918
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2049	134	895
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2050	129	858
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2051	127	836
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2052	165	1,077
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2053	163	1,055
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2054	158	1,013
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2055	155	985
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2056	151	958
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2057	168	1,054
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2058	163	1,021
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2059	159	987
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2060	156	962
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2061	153	943
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2062	149	911
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2063	146	887
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2064	143	862
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2065	140	845
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2066	151	906
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2067	1,821	10,863
Series 2012, RB	6.00%	09/01/2045	5,330	5,063,483
Series 2019, RB(a)	5.00%	06/15/2054	455	401,977
Series 2022, RB	6.15%	08/01/2028	7,500	5,259,374
Series 2023 B, RB(a)	0.00%	07/01/2062	28,425	23,166,375
Series 2023, RB(a)	5.75%	07/01/2033	485	499,029
Series 2023, RB(a)	6.63%	07/01/2043	650	661,148
Series 2023, RB(a)	6.88%	07/01/2053	1,350	1,364,045
Series 2023, RB(a)	7.00%	07/01/2058	1,750	1,767,190
Series 2023, RB	5.75%	07/01/2062	35,538	36,233,832
Series 2025 A, RB(a)	6.50%	12/01/2055	1,400	1,427,405
Series 2025 A, RB(a)	6.75%	12/01/2065	1,215	1,250,283
Series 2025 A, Ref. RB(a)	7.38%	06/15/2060	10,875	10,614,055
Series 2025 B, RB(a)(c)	7.00%	09/01/2054	18,300	19,185,693
Series 2025 B, Ref. RB(a)	9.50%	06/15/2040	1,970	1,852,495
Series 2025, RB(a)(e)	0.00%	12/15/2032	6,750	4,553,904
Series 2025, RB(a)(e)	0.00%	12/15/2039	4,573	1,949,999
Series 2025, RB(e)	0.00%	12/15/2039	27,203	9,755,752
Series 2025, RB(a)(e)	0.00%	12/15/2041	27,028	10,006,512
Series 2025, RB(a)	6.00%	06/01/2055	1,250	1,209,157
Series 2025, RB(a)	7.00%	07/01/2055	9,000	8,947,814
Series 2025, RB(c)	6.50%	06/30/2060	25,000	27,365,835
Series 2025, RB(a)	7.00%	06/15/2065	1,300	1,289,278
Series 2026, RB	4.13%	01/20/2041	9,979	9,248,633
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(a)	5.00%	06/01/2040	760	683,145
Series 2020 A, RB(a)	5.00%	06/01/2049	1,340	1,114,657
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(a)	6.25%	06/01/2052	13,685	12,700,674
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(a)(e)	0.00%	12/15/2038	24,467	11,504,498
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(a)(k)	6.75%	08/01/2031	22,000	15,400,000
Wisconsin (State of) Public Finance Authority (Aurora Integrated Oncology Foundation); Series 2023, RB(a)	10.00%	11/01/2038	13,500	14,859,195
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(a)	5.13%	06/01/2048	2,075	1,946,906
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(e)	0.00%	02/01/2031	13,391	9,882,045
Wisconsin (State of) Public Finance Authority (Cabs-Rans-Double L Ranch); Series 2026, RB(a)(e)	0.00%	12/15/2035	5,500	2,783,455
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(a)(e)	0.00%	12/15/2033	9,651	6,100,696
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Candela); Series 2023, RB(a)	6.13%	12/15/2029	$2,619	$2,641,480
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(a)	4.75%	06/01/2029	150	149,697
Series 2019 A, RB(a)	5.25%	06/01/2039	750	709,640
Series 2019 A, RB(a)	5.50%	06/01/2049	1,940	1,761,258
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(a)	6.00%	06/15/2064	1,100	1,058,430
Wisconsin (State of) Public Finance Authority (Cornerstone Charter Academy); Series 2026, Ref. RB(a)	5.75%	02/01/2066	675	648,456
Wisconsin (State of) Public Finance Authority (Envision Science Academy); Series 2016 A, RB(a)	5.25%	05/01/2046	2,500	2,356,166
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	620	620,480
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,345,623
Wisconsin (State of) Public Finance Authority (Founders Academy of Las Vegas);
Series 2023, RB(a)	6.63%	07/01/2053	600	615,217
Series 2023, RB(a)	6.75%	07/01/2058	550	565,373
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes);
Series 2025, RB(c)	5.75%	06/30/2060	30,755	31,606,292
Series 2025, RB(c)	5.75%	12/31/2065	26,335	27,045,302
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(a)(e)	0.00%	12/01/2028	12,255	10,223,454
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation LLC); Series 2025, RB	5.25%	06/15/2055	1,000	1,011,277
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation, LLC );
Series 2025, RB	5.25%	06/15/2050	1,000	1,019,040
Series 2025, RB	5.50%	06/15/2055	815	825,799
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(a)	5.25%	06/15/2049	6,280	5,737,424
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(a)	5.00%	12/15/2054	8,245	7,270,721
Wisconsin (State of) Public Finance Authority (Million Air Three LLC General Aviation Facilities);
Series 2024, Ref. RB(a)(c)	5.75%	09/01/2035	1,000	1,027,840
Series 2024, Ref. RB(a)(c)	6.25%	09/01/2046	4,000	4,057,334
Wisconsin (State of) Public Finance Authority (Milo Farms); Series 2025, RB(a)(e)	0.00%	12/15/2039	32,940	12,284,986
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2049	520	474,678
Wisconsin (State of) Public Finance Authority (Oakwood Estates and Stonebrooke); Series 2024, RB(a)(e)	0.00%	12/15/2030	2,361	1,838,420
Wisconsin (State of) Public Finance Authority (Rider University); Series 2021 B, RB(a)	6.00%	07/01/2031	7,040	6,511,438
Wisconsin (State of) Public Finance Authority (Sky Harbour Capital Iii Llc Aviation Facilities); Series 2026, RB(a)(b)(c)	6.00%	01/01/2031	4,675	4,760,670
Wisconsin (State of) Public Finance Authority (Slam Academy of Nevada); Series 2026, RB(a)	5.50%	07/15/2061	850	793,811
Wisconsin (State of) Public Finance Authority (Social Ctfs.);
Series 2026, RB	4.48%	12/05/2040	6,789	6,559,574
Series 2026, RB	4.48%	12/05/2040	2,795	2,558,870
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(a)	5.38%	06/01/2044	3,495	3,040,365
Series 2019 A, RB(a)	5.50%	06/01/2054	4,420	3,634,546
Series 2019, RB(a)	5.62%	06/01/2029	335	327,214
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy);
Series 2022 A, RB(a)	5.00%	06/15/2052	2,275	1,967,409
Series 2022, RB(a)	5.00%	06/15/2062	4,590	3,811,643
Wisconsin (State of) Public Finance Authority (WFCS Portfolio); Series 2021 A-1, RB(a)	5.00%	01/01/2056	11,165	9,281,903
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2020 A, RB(a)	5.25%	03/01/2045	5,825	5,592,637
				496,456,792
Total Municipal Obligations (Cost $10,055,644,635)				9,461,800,036
			Shares
Exchange-Traded Funds–0.68%
Invesco Intermediate Municipal ETF(q)			520,000	26,577,824
Invesco Rochester High Yield Municipal ETF(q)			648,908	32,516,780
Total Exchange-Traded Funds (Cost $59,768,661)				59,094,604
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–0.32%
California–0.01%
CalPlant I LLC; Exit Facility(a)(i)	15.00%	02/28/2027	$3,070	$602,382
Texas–0.31%
AM BidCo Holdings LLC(i)	3.68%	10/21/2027	26,838	26,838,126
Total U.S. Dollar Denominated Bonds & Notes (Cost $29,908,126)				27,440,508
			Shares
Common Stocks & Other Equity Interests–0.17%
AM BidCo Holdings LLC(i)			1,271	13,338,426
BL Train Holdings West LLC; Wts. expiring 11/26/2035(i)			549,030	1,098,060
Total Common Stocks & Other Equity Interests (Cost $12,714,500)				14,436,486

Preferred Stocks–0.00%
AES Puerto Rico, Inc.; Pfd. (Cost $0)(i)			80,744	0
TOTAL INVESTMENTS IN SECURITIES(r)–110.46% (Cost $10,158,035,922)				9,562,771,634
FLOATING RATE NOTE OBLIGATIONS–(12.05)%
Notes with interest and fee rates ranging from 2.80% to 3.57% at 08/31/2026 and contractual maturities of collateral ranging from 03/15/2041 to 05/15/2064 (See Note 1K)(s)				(1,043,600,000)
OTHER ASSETS LESS LIABILITIES–1.59%				138,256,155
NET ASSETS–100.00%				$8,657,427,789
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $2,156,145,175, which represented 24.91% of the Fund’s Net Assets.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Restricted security. The aggregate value of these securities at August 31, 2026 was $373,117,631, which represented 4.31% of the Fund’s Net Assets.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1L.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $250,692,512, which represented 2.90% of the Fund’s Net Assets.

(l)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $184,274,495. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(m)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(n)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$27,323,400	$-	$-	$(745,576)	$-	$26,577,824	$484,994
Invesco Rochester High Yield Municipal ETF	33,399,295	-	-	(882,515)	-	32,516,780	841,309
Total	$60,722,695	$-	$-	$(1,628,091)	$-	$59,094,604	$1,326,303

(r)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2026. At August 31, 2026, the
Fund’s investments with a value of $1,434,185,917 are held by TOB Trusts and serve as collateral for the $1,043,600,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $10,098,267,261)	$9,503,677,030
Investments in affiliates, at value (Cost $59,768,661)	59,094,604
Cash	3,742,852
Receivable for:
Investments sold	8,859,262
Fund shares sold	3,628,258
Interest	208,024,193
Investments matured, at value (Cost $44,177,247)	14,409,983
Investment for trustee deferred compensation and retirement plans	369,607
Other assets	1,598,637
Total assets	9,803,404,426
Liabilities:
Floating rate note obligations	1,043,600,000
Payable for:
Investments purchased	66,127,562
Dividends	20,525,761
Fund shares reacquired	12,179,457
Accrued fees to affiliates	2,670,228
Accrued interest expense	180,608
Accrued trustees’ and officers’ fees and benefits	94,271
Accrued other operating expenses	229,143
Trustee deferred compensation and retirement plans	369,607
Total liabilities	1,145,976,637
Net assets applicable to shares outstanding	$8,657,427,789
Net assets consist of:
Shares of beneficial interest	$11,833,999,079
Distributable earnings (loss)	(3,176,571,290)
$8,657,427,789
Net Assets:
Class A	$3,773,621,989
Class C	$436,645,740
Class Y	$4,286,373,545
Class R5	$8,361
Class R6	$160,778,154
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	584,831,552
Class C	67,914,615
Class Y	664,984,702
Class R5	1,297
Class R6	24,916,281
Class A:
Net asset value per share	$6.45
Maximum offering price per share (Net asset value of $6.45 ÷ 95.75%)	$6.74
Class C:
Net asset value and offering price per share	$6.43
Class Y:
Net asset value and offering price per share	$6.45
Class R5:
Net asset value and offering price per share	$6.45
Class R6:
Net asset value and offering price per share	$6.45
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$287,455,702
Dividends from affiliates	1,326,303
Total investment income	288,782,005
Expenses:
Advisory fees	15,487,636
Administrative services fees	605,535
Custodian fees	21,454
Distribution fees:
Class A	4,856,908
Class C	2,104,917
Interest, facilities and maintenance fees	19,108,188
Transfer agent fees — A, C and Y	3,265,324
Transfer agent fees — R5	1
Transfer agent fees — R6	11,114
Trustees’ and officers’ fees and benefits	44,416
Registration and filing fees	138,282
Reports to shareholders	57,124
Professional services fees	806,425
Other	47,058
Total expenses	46,554,382
Less: Fees waived and/or expenses reimbursed	(47,485)
Net expenses	46,506,897
Net investment income	242,275,108
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(276,068))	(5,539,849)
Futures contracts	5,717,679
177,830
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(291,604,879)
Affiliated investment securities	(1,628,091)
Futures contracts	313,303
(292,919,667)
Net realized and unrealized gain (loss)	(292,741,837)
Net increase (decrease) in net assets resulting from operations	$(50,466,729)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$242,275,108	$482,790,866
Net realized gain (loss)	177,830	(176,116,106)
Change in net unrealized appreciation (depreciation)	(292,919,667)	(121,167,083)
Net increase (decrease) in net assets resulting from operations	(50,466,729)	185,507,677
Distributions to shareholders from distributable earnings:
Class A	(104,990,844)	(220,224,565)
Class C	(11,073,959)	(24,431,904)
Class Y	(120,165,113)	(246,152,438)
Class R5	(244)	(485)
Class R6	(4,583,689)	(8,404,425)
Total distributions from distributable earnings	(240,813,849)	(499,213,817)
Share transactions–net:
Class A	(82,488,689)	(269,635,371)
Class C	(28,730,888)	(67,334,023)
Class Y	147,548,370	(553,799,018)
Class R6	13,985,680	(22,566,653)
Net increase (decrease) in net assets resulting from share transactions	50,314,473	(913,335,065)
Net increase (decrease) in net assets	(240,966,105)	(1,227,041,205)
Net assets:
Beginning of period	8,898,393,894	10,125,435,099
End of period	$8,657,427,789	$8,898,393,894
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Cash Flows
For the six months ended August 31, 2026
(Unaudited)
Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$(50,466,729)
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(668,724,147)
Proceeds from sales of investments	787,535,567
Purchases of short-term investments, net	(52,211,925)
Amortization (accretion) of premiums and discounts, net	(38,171,834)
Net change in cash collateral	4,687,500
Net increase in variation margin receivables on future contracts	(5,000,798)
Net realized loss from investment securities	5,539,849
Net change in unrealized depreciation on investment securities	293,232,970
Change in operating assets and liabilities:
Increase in receivables and other assets	(12,765,957)
Increase in accrued expenses and other payables	289,182
Net cash provided by operating activities	263,943,678
Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(121,143,211)
Proceeds from shares of beneficial interest sold	1,001,857,863
Disbursements from shares of beneficial interest reacquired	(1,063,494,809)
Proceeds from TOB Trusts	20,715,000
Repayment of TOB Trusts	(126,825,000)
Net cash provided by (used in) financing activities	(288,890,157)
Net decrease in cash and cash equivalents	(24,946,479)
Cash and cash equivalents at beginning of period	28,689,331
Cash and cash equivalents at end of period	$3,742,852
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$119,368,612
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$19,084,314
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$6.67	$0.18	$(0.22)	$(0.04)	$(0.18)	$6.45	(0.64)%	$3,773,622	1.16%(d)	1.16%(d)	0.72%(d)	5.40%(d)	7%
Year ended 02/28/26	6.87	0.34	(0.18)	0.16	(0.36)	6.67	2.49	3,984,225	1.37	1.37	0.72	5.24	33
Year ended 02/28/25	6.88	0.32	0.03	0.35	(0.36)	6.87	5.16	4,385,119	1.17	1.17	0.72	4.67	25
Year ended 02/29/24	6.74	0.28	0.21	0.49	(0.35)	6.88	7.45	4,163,816	1.44	1.44	0.73	4.22	25
Year ended 02/28/23	7.80	0.31	(1.04)	(0.73)	(0.33)	6.74	(9.41)	3,822,402	1.30	1.30	0.72	4.41	47
Year ended 02/28/22	7.98	0.26	(0.10)	0.16	(0.34)	7.80	1.95	4,596,751	0.85	0.85	0.69	3.24	22
Class C
Six months ended 08/31/26	6.65	0.16	(0.22)	(0.06)	(0.16)	6.43	(0.97)	436,646	1.81 (d)	1.81 (d)	1.37 (d)	4.75 (d)	7
Year ended 02/28/26	6.84	0.30	(0.18)	0.12	(0.31)	6.65	1.97	480,592	2.02	2.02	1.37	4.59	33
Year ended 02/28/25	6.85	0.28	0.02	0.30	(0.31)	6.84	4.48	565,612	1.82	1.82	1.37	4.02	25
Year ended 02/29/24	6.71	0.24	0.20	0.44	(0.30)	6.85	6.77	549,007	2.09	2.09	1.38	3.57	25
Year ended 02/28/23	7.76	0.26	(1.03)	(0.77)	(0.28)	6.71	(9.94)	553,465	1.95	1.95	1.37	3.76	47
Year ended 02/28/22	7.95	0.21	(0.11)	0.10	(0.29)	7.76	1.15	754,439	1.50	1.50	1.34	2.59	22
Class Y
Six months ended 08/31/26	6.66	0.19	(0.21)	(0.02)	(0.19)	6.45	(0.36)	4,286,374	0.91 (d)	0.91 (d)	0.47 (d)	5.65 (d)	7
Year ended 02/28/26	6.86	0.36	(0.19)	0.17	(0.37)	6.66	2.75	4,281,423	1.12	1.12	0.47	5.49	33
Year ended 02/28/25	6.87	0.34	0.02	0.36	(0.37)	6.86	5.43	4,994,654	0.92	0.92	0.47	4.92	25
Year ended 02/29/24	6.73	0.30	0.20	0.50	(0.36)	6.87	7.72	4,457,417	1.19	1.19	0.48	4.47	25
Year ended 02/28/23	7.79	0.32	(1.04)	(0.72)	(0.34)	6.73	(9.19)	3,394,429	1.05	1.05	0.47	4.66	47
Year ended 02/28/22	7.97	0.28	(0.10)	0.18	(0.36)	7.79	2.20	3,674,521	0.60	0.60	0.44	3.49	22
Class R5
Six months ended 08/31/26	6.66	0.19	(0.21)	(0.02)	(0.19)	6.45	(0.33)	8	0.84 (d)	0.84 (d)	0.40 (d)	5.72 (d)	7
Year ended 02/28/26	6.86	0.36	(0.19)	0.17	(0.37)	6.66	2.78	9	1.05	1.05	0.40	5.56	33
Year ended 02/28/25	6.88	0.34	0.01	0.35	(0.37)	6.86	5.28	9	0.94	0.94	0.49	4.90	25
Year ended 02/29/24	6.73	0.31	0.20	0.51	(0.36)	6.88	7.85	19	1.09	1.09	0.38	4.57	25
Year ended 02/28/23	7.79	0.34	(1.06)	(0.72)	(0.34)	6.73	(9.19)	18	1.05	1.05	0.47	4.66	47
Year ended 02/28/22	7.98	0.28	(0.11)	0.17	(0.36)	7.79	2.06	5,625	0.65	0.65	0.49	3.44	22
Class R6
Six months ended 08/31/26	6.67	0.19	(0.22)	(0.03)	(0.19)	6.45	(0.48)	160,778	0.84 (d)	0.84 (d)	0.40 (d)	5.72 (d)	7
Year ended 02/28/26	6.87	0.37	(0.19)	0.18	(0.38)	6.67	2.82	152,145	1.05	1.05	0.40	5.56	33
Year ended 02/28/25	6.88	0.34	0.03	0.37	(0.38)	6.87	5.49	180,041	0.86	0.86	0.41	4.98	25
Year ended 02/29/24	6.74	0.30	0.21	0.51	(0.37)	6.88	7.77	127,749	1.14	1.14	0.42	4.52	25
Year ended 02/28/23	7.79	0.33	(1.03)	(0.70)	(0.35)	6.74	(9.00)	84,167	0.98	0.98	0.40	4.73	47
Year ended 02/28/22	7.99	0.29	(0.12)	0.17	(0.37)	7.79	2.02	50,048	0.57	0.57	0.41	3.52	22

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Rochester® Municipal Opportunities Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

Invesco Rochester® Municipal Opportunities Fund

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds that qualify as a cash equivalent and other investments held in lieu of cash.
L.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

Invesco Rochester® Municipal Opportunities Fund

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Invesco Rochester® Municipal Opportunities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $10 billion	0.350%
Over $11 billion	0.340%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.35%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.15%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $47,485.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $97,878 in front-end sales commissions from the sale of Class A shares and $36,316 and $25,023 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP  defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s

Invesco Rochester® Municipal Opportunities Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$9,418,398,409	$43,401,627	$9,461,800,036
Exchange-Traded Funds	59,094,604	—	—	59,094,604
U.S. Dollar Denominated Bonds & Notes	—	—	27,440,508	27,440,508
Common Stocks & Other Equity Interests	—	—	14,436,486	14,436,486
Preferred Stocks	—	—	0	0
Total Investments in Securities	59,094,604	9,418,398,409	85,278,621	9,562,771,634
Other Investments - Assets
Investments Matured	—	8,787,813	5,622,170	14,409,983
Total Investments	$59,094,604	$9,427,186,222	$90,900,791	$9,577,181,617
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$5,717,679
Change in Net Unrealized Appreciation:
Futures contracts	313,303
Total	$6,030,982
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$284,217,948

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2026, the Fund engaged in securities purchases of $68,901,328 and securities sales of $101,618,235, which resulted in net realized gains (losses) of $(276,068).
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure

Invesco Rochester® Municipal Opportunities Fund

to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2026, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2026 were $1,138,531,429 and 2.88%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$450,885,146	$2,088,227,844	$2,539,112,990
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $691,257,336 and $790,867,921, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$208,326,511
Aggregate unrealized (depreciation) of investments	(904,694,355)
Net unrealized appreciation (depreciation) of investments	$(696,367,844)
Cost of investments for tax purposes is $10,273,549,461.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	35,972,760	$235,982,747	113,534,657	$744,182,179
Class C	5,287,518	34,593,508	23,773,854	155,675,563
Class Y	105,415,964	691,497,909	287,275,903	1,882,214,475
Class R6	5,959,504	39,353,838	7,427,671	48,836,163
Issued as reinvestment of dividends:
Class A	7,370,040	48,257,257	15,788,883	103,626,347
Class C	1,060,828	6,925,544	2,359,637	15,420,190
Class Y	9,588,041	62,712,144	19,785,311	129,679,138
Class R6	225,077	1,473,667	361,332	2,371,969
Automatic conversion of Class C shares to Class A shares:
Class A	2,628,465	17,186,779	6,672,872	43,678,657
Class C	(2,638,380)	(17,186,779)	(6,697,255)	(43,678,657)

Invesco Rochester® Municipal Opportunities Fund

Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(58,475,156)	$(383,915,472)	(177,129,440)	$(1,161,122,554)
Class C	(8,112,487)	(53,063,161)	(29,797,111)	(194,751,119)
Class Y	(92,602,235)	(606,661,683)	(392,506,588)	(2,565,692,631)
Class R6	(4,078,431)	(26,841,825)	(11,192,797)	(73,774,785)
Net increase (decrease) in share activity	7,601,508	$50,314,473	(140,343,071)	$(913,335,065)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Rochester® Municipal Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® Municipal Opportunities Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Rochester Municipal Opportunities Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered

Invesco Rochester® Municipal Opportunities Fund

that security selection among longer duration bonds, an overweight exposure to and security selection among bonds in the transportation sectors and an overweight exposure to and security section among Florida domiciled bonds detracted from the Fund’s performance for the one year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

Invesco Rochester® Municipal Opportunities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco Rochester® Municipal Opportunities Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROHYM-NCSRS

Semi-Annual Financial Statements and Other Information
August 31, 2026
Invesco Rochester® New York Municipals Fund
Nasdaq:
A: RMUNX ■ C: RMUCX ■ Y: RMUYX ■ R6: IORUX

2	Schedule of Investments
16	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
26	Approval of Investment Advisory and Sub-Advisory Contracts
28	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.46%
New York–98.52%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$725	$693,987
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,886,608
Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $620,338)(a)(b)	4.00%	07/01/2029	674	13,476
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $637,231)(a)(b)	4.00%	07/01/2030	702	14,040
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $651,833)(a)(b)	4.00%	07/01/2031	730	14,604
Series 2021, Ref. RB (Acquired 03/16/2023; Cost $360,947)(a)(b)	4.00%	07/01/2041	564	11,277
Series 2021, Ref. RB (Acquired 10/28/2021-06/23/2022; Cost $9,319,446)(a)(b)	4.00%	07/01/2051	10,040	200,793
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	2,000	1,823,407
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,370,147
Series 2018, Ref. RB	5.00%	10/01/2043	4,060	3,779,735
Series 2018, Ref. RB	5.00%	10/01/2048	3,235	2,926,791
Battery Park (City of), NY Authority (Green Bonds); Series 2025, Ref. RB	5.25%	11/01/2055	7,500	7,856,140
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,728,238
Series 2020 B, RB	4.00%	11/01/2045	1,500	1,358,811
Series 2020 B, RB	4.00%	11/01/2055	5,000	4,110,268
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(c)	0.00%	07/15/2034	3,685	2,680,836
Series 2016 A, Ref. RB	5.00%	07/15/2042	7,650	7,653,339
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.25%	07/01/2035	1,500	1,493,018
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program); Series 2018, Ref. RB	5.00%	10/01/2032	140	142,105
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	827,025
Buffalo Municipal Water Finance Authority; Series 2026 A, RB (INS - BAM)(d)	4.50%	07/01/2055	1,000	970,158
Buffalo Parking Authority; Series 2026, RB (INS - AGI)(d)	5.00%	06/15/2056	2,000	2,045,144
Build NYC Resource Corp. (261 walton Facility LLC - Zeta Charter Schools, Inc.);
Series 2026, RB(e)	5.25%	06/01/2046	1,500	1,474,980
Series 2026, RB(e)	5.50%	06/01/2056	1,600	1,543,584
Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(e)	5.50%	09/01/2045	5,740	5,626,937
Build NYC Resource Corp. (Bay Ridge Preperatory School); Series 2024, RB(e)	5.00%	09/01/2044	625	600,800
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,526,195
Series 2018, RB	5.00%	06/01/2048	2,415	2,260,369
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(f)(g)	5.50%	12/31/2040	4,700	4,530,629
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2049	4,000	3,416,574
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School);
Series 2025, RB(e)	5.63%	07/01/2045	1,000	998,947
Series 2025, RB(e)	6.00%	07/01/2060	3,000	2,981,910
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2058	1,450	1,220,589
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(e)	5.75%	06/01/2052	4,000	3,824,544
Series 2022, RB(e)	5.75%	06/01/2062	5,250	4,910,367
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(e)	5.25%	10/15/2050	7,500	7,104,569
Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	550	504,581
Series 2022 A, RB	5.00%	07/01/2056	450	407,337
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2052	995	997,972
Series 2023, RB	5.25%	07/01/2057	3,750	3,753,195
Series 2023, RB	5.25%	07/01/2062	10,500	10,446,496
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2036	$1,500	$1,500,295
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,041,890
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017 A, RB(e)	5.00%	06/01/2047	1,250	1,118,429
Series 2017 A, RB(e)	5.00%	06/01/2052	1,100	936,345
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(e)	5.63%	02/01/2039	1,100	1,099,983
Series 2019, RB(e)	5.75%	02/01/2049	2,200	2,170,352
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB(e)	4.00%	06/15/2041	610	523,616
Series 2021 A, RB(e)	4.00%	06/15/2051	735	567,519
Series 2021 A, RB(e)	4.00%	06/15/2056	530	391,332
Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(e)	5.00%	06/01/2051	1,500	1,185,944
Series 2021 A, RB(e)	5.00%	06/01/2056	1,250	961,904
Build NYC Resource Corp. (Riverspring Health Senior Living, Inc.); Series 2026, RB(e)	6.50%	12/15/2045	6,000	6,024,826
Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(e)	4.00%	11/01/2041	1,775	1,518,378
Series 2021 A, RB(e)	4.00%	11/01/2051	695	537,626
Build NYC Resource Corp. (South Bronx Classical Charter);
Series 2026, RB	5.00%	06/15/2046	700	683,933
Series 2026, RB	5.25%	06/15/2051	950	930,713
Series 2026, RB	5.25%	06/15/2056	1,050	1,012,950
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2044	3,400	3,052,875
Build NYC Resource Corp. (The Children’s Aid Society ); Series 2019, RB	4.00%	07/01/2044	45	40,306
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,112,763
Build NYC Resource Corp. (The Renaissance Charter School 2);
Series 2025, RB	5.25%	06/15/2045	1,900	1,870,509
Series 2025, RB	5.50%	06/15/2050	1,250	1,219,125
Series 2025, RB	5.50%	06/15/2055	1,000	954,702
Build NYC Resource Corp. (Trips Obligated Group);
Series 2025, RB(f)	5.50%	07/01/2050	6,750	6,940,185
Series 2025, RB(f)	5.50%	07/01/2055	6,750	6,887,549
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(e)	5.50%	06/15/2053	2,125	2,066,953
Series 2023, RB(e)	5.50%	06/15/2063	1,375	1,314,163
Build NYC Resource Corp. (Urban Resource Insititute ); Series 2025, RB	5.50%	12/01/2051	825	852,780
Build NYC Resource Corp. (Urban Resource Insititute); Series 2025, RB	5.38%	12/01/2046	625	661,801
Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB(e)	6.50%	07/01/2052	9,820	9,576,754
Series 2022, RB(e)	6.50%	07/01/2057	10,785	10,393,492
Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	725	729,762
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,696,446
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	200,195
Series 2014, RB	5.00%	05/01/2039	250	250,085
Clinton County Capital Resource Corp. (CVES BOCES);
Series 2025, RB(e)	4.75%	07/01/2043	1,000	1,011,266
Series 2025, RB(e)	5.00%	07/01/2046	1,000	1,015,879
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(c)	0.00%	06/01/2027	1,000	977,847
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	3,000	2,902,206
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	9,370	8,036,695
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	5,959	6,072,580
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(f)	6.75%	03/01/2030	545	533,159
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(f)	6.25%	06/01/2044	1,950	1,908,556
Empire State Development Corp.; Series 2024 A, RB	5.00%	03/15/2051	7,000	7,094,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	$5,000	$4,359,975
Series 2005 A, RB	5.00%	06/01/2045	1,275	969,334
Series 2005 D, RB(c)	0.00%	06/01/2055	198,300	15,938,838
Series 2006 A, RB(c)(e)	0.00%	06/01/2060	200,000	5,307,600
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.25%	12/01/2052	20,750	20,606,416
Series 2025, RB	5.25%	12/01/2050	2,590	2,616,487
Series 2025, RB	5.50%	12/01/2055	5,000	5,112,978
Geneva Development Corp. (Hobart And William Smith Colleges); Series 2026, Ref. RB	5.00%	02/01/2056	6,300	6,229,195
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(e)	5.50%	07/01/2044	5,495	5,122,724
Hempstead Town Local Development Corp.; Series 2022, RB	5.25%	06/15/2052	5,000	4,678,041
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.80%	12/01/2044	9,530	9,705,377
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2039	1,250	1,250,117
Series 2017, Ref. RB	5.00%	07/01/2038	565	567,011
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	17,000	15,604,383
Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	850,087
ISLIP (Town of), NY Economic Development Corporation (Central Islip-Hauppauge Volunteer Ambulance, Inc. );
Series 2026A, RB	0.00%		2,985	2,962,016
Series 2026A, RB	0.00%		2,060	2,036,701
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	555	555,940
Long Island (City of), NY Power Authority;
Series 2026 B, Ref. RB (INS -BAM)(d)	5.00%	09/01/2051	5,000	5,114,979
Series 2026 B, Ref. RB	5.25%	09/01/2056	2,500	2,578,230
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	2,500	2,574,630
Series 2023 E, RB	5.00%	09/01/2053	14,000	14,271,285
Metropolitan Transportation Authority;
Series 2016 C-1, RB	5.00%	11/15/2056	4,470	4,326,691
Series 2016 C-1, RB	5.25%	11/15/2056	10,000	9,999,974
Series 2024 A, Ref. RB	5.00%	11/15/2045	1,040	1,067,989
Metropolitan Transportation Authority (Bidding Group 2);
Series 2022 A, RB	4.00%	11/15/2050	23,835	20,481,937
Series 2022 A, RB	4.00%	11/15/2051	7,365	6,302,334
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A, RB	5.00%	11/15/2047	7,000	7,019,062
Series 2017 A-1, RB	5.25%	11/15/2057	5,065	5,065,577
Series 2017 B-1, RB	5.25%	11/15/2057	20,000	20,093,080
Series 2019 C, RB (INS - AGI)(d)	4.00%	11/15/2045	560	498,700
Series 2020 A-1, RB	5.00%	11/15/2049	1,400	1,405,233
Series 2020 C-1, RB	5.00%	11/15/2050	9,950	9,976,350
Series 2020 C-1, RB	5.25%	11/15/2055	30,715	30,992,012
Series 2024 A, Ref. RB	5.25%	11/15/2049	12,290	12,589,064
Series 2024, Ref. RB	5.00%	11/15/2052	2,000	2,029,638
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2054	3,325	2,855,944
Monroe County Industrial Development Corp. (Highland Hospital of Rochester);
Series 2015, Ref. RB	5.00%	07/01/2034	375	375,408
Series 2017, RB	5.00%	12/01/2046	2,075	1,996,541
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGI)(d)	5.00%	01/15/2038	890	891,111
Monroe County Industrial Development Corp. (Rochester General Hospital (The)); Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,009,866
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2005 A, RB(f)	6.50%	12/01/2042	1,900	1,656,432
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Social Bonds);
Series 2022, RB(e)	5.88%	07/01/2052	$1,000	$970,574
Series 2022, RB(e)	6.00%	07/01/2057	2,500	2,430,923
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	8,470	8,242,050
Series 2019, Ref. RB	5.00%	01/01/2050	14,625	12,949,477
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	500	517,180
Series 2024, Ref. RB	5.25%	06/01/2054	500	509,108
Monroe County Industrial Development Corp. (University of Rochester); Series 2020, RB(e)	5.00%	06/01/2050	950	904,435
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(c)(e)	0.00%	06/01/2061	400,000	13,660,200
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	23,995	23,798,644
Series 2016 A, RB	5.00%	11/15/2056	46,100	45,102,544
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(c)(h)	0.00%	01/01/2058	546	0
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,289,286
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	750	397,365
Series 2006 A-3, RB	5.13%	06/01/2046	820	432,172
Series 2006 C, RB(c)	0.00%	06/01/2046	105,975	21,251,495
Series 2006 D, RB(c)	0.00%	06/01/2060	625,715	24,823,053
Series 2006 E, RB(c)	0.00%	06/01/2060	40,000	1,586,860
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	12,239,060
New York & New Jersey (States of) Port Authority;
One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	6,825	6,829,772
Series 2019 220, RB(f)	4.00%	11/01/2059	20,660	17,082,828
Series 2020 221, RB(f)	4.00%	07/15/2060	32,450	26,847,650
Series 2022, RB(f)	5.00%	01/15/2052	13,000	13,021,377
Two Hundred Forty Second Series 2023, Ref. RB(f)	5.00%	12/01/2053	4,855	4,859,827
Two Hundred Thirty Fourth Series 2022, Ref. RB(f)	5.25%	08/01/2047	5,000	5,151,775
Two Hundred Twenty First Series 2020, RB(f)	4.00%	07/15/2050	16,230	14,013,849
Two Hundred Twenty Third Series 2021, Ref. RB(f)	4.00%	07/15/2051	4,960	4,263,752
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,117
Series 1997 C, GO Bonds (INS - NATL)(d)	5.50%	11/15/2037	10	10,019
Series 2002 D, GO Bonds	5.25%	06/01/2027	55	55,121
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,816
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,011
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	37,100	31,891,453
Series 2020 D-1, GO Bonds (INS - BAM)(d)	4.00%	03/01/2050	20,000	17,331,730
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	21,350	18,331,191
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	17,000	15,030,953
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,100,728
Series 2024 A, GO Bonds	4.13%	08/01/2053	6,500	5,684,841
Series 2024 C, GO Bonds	5.25%	03/01/2048	3,430	3,531,040
Series 2024 D, GO Bonds	5.25%	04/01/2054	20,000	20,430,188
Series 2025 A-1, GO Bonds	5.00%	08/01/2050	3,325	3,350,014
Series 2025 A-1, GO Bonds	5.25%	08/01/2053	5,000	5,133,482
Series 2025 D, GO Bonds	5.00%	10/01/2048	20,615	20,872,347
Series 2025 D, GO Bonds	5.25%	10/01/2055	20,000	20,480,662
Series 2025 E, GO Bonds	5.25%	08/01/2050	2,000	2,054,835
Series 2025, GO Bonds(i)	5.25%	08/01/2053	12,000	12,320,365
Series 2026 A, GO Bonds	5.25%	08/01/2050	2,500	2,581,174
Series 2026 A, GO Bonds	5.00%	08/01/2052	2,900	2,914,266
Series 2026 G, GO Bonds	5.25%	02/01/2053	10,875	11,185,983
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,510,685
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	4,000	4,124,691
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	700	605,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	$1,470	$1,258,416
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	5,000	5,143,631
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	12,750	13,075,912
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	380	352,816
Series 1998, RB	6.38%	11/01/2028	945	876,775
New York (City of), NY Industrial Development Agency (Comprehensive Care Management); Series 2005 E-2, RB	6.13%	11/01/2035	2,050	1,531,832
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(f)	6.08%	11/01/2027	1,410	1,401,299
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	4,905	4,933,159
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	50,000	51,149,755
Series 2020 BB-1, RB	4.00%	06/15/2050	9,750	8,451,470
Series 2020 DD-1, RB	4.00%	06/15/2050	7,000	6,147,655
Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	8,758,676
Series 2021 CC-1, RB(i)	5.00%	06/15/2051	13,350	13,621,894
Series 2022 CC-1, RB	4.00%	06/15/2052	12,500	10,746,666
Series 2022 CC-1, RB	5.00%	06/15/2052	5,400	5,492,316
Series 2024 AA, RB	5.00%	06/15/2051	4,750	4,800,168
Series 2024 AA, RB	4.00%	06/15/2054	1,500	1,295,708
Series 2024 AA-1, RB(i)	5.25%	06/15/2053	35,000	35,957,766
Series 2026, RB	5.50%	06/15/2056	20,000	21,175,760
Subseries 2025 AA-1, RB	5.25%	06/15/2055	14,325	14,826,230
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	3.00%	05/01/2045	1,000	755,290
Series 2020, RB	4.00%	05/01/2045	2,000	1,802,855
Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,462,616
Series 2023 A-1, RB	5.00%	05/01/2053	9,995	10,032,419
Series 2023 C, RB(i)(j)	5.50%	05/01/2053	24,000	24,995,568
Series 2023, RB	5.25%	05/01/2050	6,115	6,263,127
Series 2024 A-1, RB(i)	5.00%	05/01/2053	99,465	99,837,397
Series 2024 C, RB	5.00%	05/01/2050	5,000	5,041,450
Series 2024, RB	5.25%	05/01/2051	12,650	13,003,376
Series 2024, RB	4.13%	05/01/2052	8,200	7,204,666
Series 2025 A, RB	5.00%	05/01/2054	10,000	10,038,590
Series 2025 B, RB	5.00%	05/01/2051	2,000	2,013,185
Series 2025 B, RB	5.25%	05/01/2055	10,875	11,146,046
Series 2025 E, RB	5.50%	11/01/2049	10,000	10,513,489
Series 2025 E, RB	4.13%	11/01/2053	8,000	6,992,473
Series 2025 E, RB	5.00%	11/01/2053	15,000	15,094,351
Series 2025 H, RB	5.00%	11/01/2050	2,250	2,266,553
Series 2025 H, RB	5.50%	11/01/2051	2,160	2,269,832
Series 2025 H, RB	4.50%	11/01/2052	5,000	4,691,939
Series 2025, RB(i)	5.50%	05/01/2053	15,000	15,727,930
Series 2026 B-1, RB	5.00%	11/01/2053	6,500	6,534,456
Series 2026 B-1, RB	5.50%	11/01/2054	10,000	10,535,668
Series 2026, RB	5.00%	02/01/2053	5,000	5,025,074
Series 2026, RB	5.25%	11/01/2054	10,000	10,280,001
Series 2026, RB	5.50%	11/01/2054	8,750	9,218,709
Series 2026, RB	5.25%	11/01/2055	14,850	15,236,003
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	2,000	2,038,402
New York (State of) Bridge Authority; Series 2021 A, RB	4.00%	01/01/2041	220	213,032
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2018 A, RB	5.00%	07/01/2048	$5,890	$5,942,545
Series 2018 A, Ref. RB	4.00%	03/15/2048	21,000	18,734,281
Series 2020 A, RB (INS - BAM)(d)	4.00%	07/01/2050	3,295	2,891,722
Series 2020 A, Ref. RB	4.00%	03/15/2048	20,000	17,885,874
Series 2020 D, Ref. RB	4.00%	02/15/2047	5,500	4,970,442
Series 2020 D-2026, Ref. RB(k)(l)	4.00%	02/15/2030	35	36,354
Series 2020 D-2026, Ref. RB	4.00%	02/15/2049	3,035	2,694,122
Series 2021 E, Ref. RB	4.00%	03/15/2047	11,000	9,931,966
Series 2022 A, RB (INS - BAM)(d)	4.25%	10/01/2051	5,500	4,980,075
Series 2022 A, Ref. RB	4.00%	03/15/2049	35,000	31,047,779
Series 2022 A, Ref. RB	5.00%	05/01/2052	8,000	7,894,638
Series 2023 A-1, Ref. RB(k)(l)	5.00%	03/15/2033	115	128,508
Series 2023 A-1, Ref. RB	5.00%	03/15/2053	10,810	10,908,174
Series 2024 A, RB (INS - AGI)(d)	4.13%	10/01/2048	1,000	897,602
Series 2024 A, RB	5.50%	05/01/2049	2,015	2,048,039
Series 2024 A, Ref. RB	5.25%	03/15/2049	3,560	3,666,101
Series 2025 A, Ref. RB	5.00%	03/15/2047	2,000	2,049,744
Series 2025 A, Ref. RB	5.00%	03/15/2049	12,000	12,187,897
Series 2025 A, Ref. RB	5.00%	03/15/2050	6,000	6,083,398
Series 2025 A, Ref. RB	5.00%	03/15/2051	5,000	5,067,483
Series 2025 A, Ref. RB	5.00%	03/15/2053	16,500	16,641,214
Series 2025 A, Ref. RB	5.00%	03/15/2055	20,000	20,248,956
Series 2025 B, Ref. RB	5.00%	03/15/2052	15,580	15,686,873
Series 2025 C, Ref. RB	5.00%	03/15/2055	2,000	2,019,058
Series 2025, RB	5.13%	11/15/2050	3,175	3,174,699
Series 2025, RB	5.13%	11/15/2055	3,325	3,282,113
Series 2026 A, Ref. RB	5.00%	03/15/2053	10,000	10,119,187
Series 2026 A, Ref. RB	5.25%	03/15/2056	5,000	5,158,370
Series 2026, RB	5.00%	10/01/2051	5,425	5,514,098
Series 2026, RB	5.00%	10/01/2055	3,475	3,516,693
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	1,600	1,601,456
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(e)	5.35%	12/01/2035	7,405	6,117,034
Series 2015 B-1, Ref. RB(e)	6.18%	12/01/2031	2,835	2,655,008
New York (State of) Dormitory Authority (Barnard College); Series 2020 A, Ref. RB	4.00%	07/01/2040	675	622,607
New York (State of) Dormitory Authority (Bidding Group 4); Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	10,434,717
New York (State of) Dormitory Authority (Bidding Group 5); Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	8,126,154
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	750	741,744
Series 2012 B, RB	5.00%	07/01/2032	170	168,129
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	597,072
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGI)(d)	5.00%	07/01/2034	15	15,014
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2031	555	619,596
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(d)	5.25%	07/01/2030	20	20,476
New York (State of) Dormitory Authority (Fordham University);
Series 2020, RB	4.00%	07/01/2046	11,200	10,270,995
Series 2020, RB	4.00%	07/01/2050	19,565	17,120,926
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,142,567
New York (State of) Dormitory Authority (IONA University); Series 2025, Ref. RB (INS - AGI)(d)	5.00%	07/01/2051	2,000	2,006,387
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	7,105,586
Series 2020 A, Ref. RB	4.00%	09/01/2050	38,865	31,241,883
Series 2024, RB	5.50%	11/01/2047	2,665	2,741,850
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(d)	4.50%	05/15/2036	30	30,011
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	4.00%	07/01/2043	$4,050	$3,495,031
Series 2016 A, Ref. RB	5.00%	07/01/2046	1,475	1,416,396
Series 2022 A, Ref. RB	4.00%	07/01/2047	3,590	2,964,450
New York (State of) Dormitory Authority (New York University); Series 2025 A, Ref. RB	5.25%	07/01/2055	10,000	10,329,069
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2024, Ref. RB (INS - BAM)(d)	4.00%	05/01/2054	4,285	3,679,841
Series 2024, Ref. RB	5.25%	05/01/2054	22,455	22,705,245
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	1,000	1,000,206
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	10,000	10,062,684
New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	22,500	19,870,936
Series 2020 A, Ref. RB	5.00%	07/01/2053	13,750	13,930,792
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2021, RB	5.00%	07/01/2051	750	613,476
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds); Series 2023, RB	5.00%	07/01/2053	4,000	4,029,660
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(e)	5.50%	12/01/2047	16,140	11,418,913
Series 2017 A-2, RB (Acquired 05/23/2017; Cost $23,695,000)(b)(e)	5.38%	09/01/2050	23,695	19,143,489
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,425,000)(b)(e)	5.38%	10/01/2042	7,425	5,809,968
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB (Acquired 04/08/2022; Cost $2,076,644)(b)	5.00%	07/01/2047	2,000	1,533,889
Series 2022, Ref. RB (Acquired 04/08/2022; Cost $12,335,050)(b)	5.00%	07/01/2057	12,000	8,552,710
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	33,000	33,331,069
Series 2024, RB (INS - AGI)(d)	5.50%	10/01/2054	9,680	9,942,326
New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	3,818,097
New York (State of) Housing Finance Agency;
Series 2025 B-1, RB	5.25%	11/01/2065	5,000	5,010,487
Series 2026 D-1, RB	4.85%	11/01/2051	7,000	6,709,341
Series 2026 D-1, RB	4.95%	05/01/2056	9,500	9,282,239
Series 2026 G-1, RB	4.85%	11/01/2051	1,855	1,777,975
Series 2026 H-1, RB	4.85%	11/01/2051	3,000	2,875,432
Series 2026 H-1, RB	5.00%	11/01/2056	2,850	2,855,596
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 A-1, RB	5.00%	05/01/2063	3,000	2,915,671
Series 2023 B-1, RB	4.90%	11/01/2053	3,750	3,595,140
Series 2023 B-1, RB	4.95%	11/01/2058	4,000	3,886,057
Series 2023 E-1, RB	4.75%	11/01/2048	1,845	1,782,009
Series 2023 E-1, RB	5.05%	11/01/2063	2,000	1,959,960
Series 2024 A-1, RB	5.00%	06/15/2054	7,575	7,618,711
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(f)	5.15%	11/01/2040	95	95,017
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(f)	5.13%	08/15/2037	290	290,111
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	1,025	1,005,777
Series 2023 252, RB	4.55%	10/01/2048	1,725	1,661,952
Series 2023 252, RB	4.65%	10/01/2053	1,625	1,542,564
Series 2023-255, RB	4.88%	10/01/2048	2,000	1,995,306
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	10,000	8,994,502
Series 2020 A, Ref. RB	4.00%	11/15/2060	13,380	11,453,624
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(d)	5.13%	11/15/2058	18,000	18,438,131
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2019 B, RB (INS - AGI)(d)	4.00%	01/01/2050	$44,500	$39,540,564
Series 2020 N, RB	4.00%	01/01/2044	10,000	9,142,110
Series 2020 N, RB	4.00%	01/01/2047	6,170	5,481,018
Series 2024 P, Ref. RB	5.25%	01/01/2054	5,030	5,178,559
Series 2025 A, RB	5.00%	03/15/2049	5,000	5,114,389
Series 2025 A, RB	5.00%	03/15/2051	12,300	12,488,437
Series 2026 A, RB	5.00%	09/15/2050	25,000	25,496,430
Series 2026 A, Ref. RB	5.00%	01/01/2051	5,000	5,080,873
Series 2026 A, Ref. RB	5.00%	01/01/2056	5,500	5,543,480
Series 2026 A, Ref. RB	5.25%	01/01/2056	2,750	2,831,063
Series 2026 R, Ref. RB	5.00%	01/01/2056	20,000	20,286,790
New York (State of) Thruway Authority (Bidding Group 1); Series 2022 A, Ref. RB	4.00%	03/15/2049	4,200	3,718,350
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	23,220	23,439,580
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	2,385	2,099,878
New York (State of) Thruway Authority (Bidding Group 4); Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	13,110,397
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	16,750	14,192,275
New York (State of) Thruway Authority (Group 1);
Series 2021 O, Ref. RB	4.00%	01/01/2047	5,155	4,600,569
Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	6,369,269
New York (State of) Thruway Authority (Group 2); Series 2025, RB	5.00%	03/15/2059	20,000	20,113,220
New York (State of) Thruway Authority (Group 4); Series 2025, RB	5.00%	03/15/2053	5,615	5,675,019
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	899,924
New York City Housing Development Corp.;
Series 2014 C-1-A, RB	4.30%	11/01/2047	7,775	7,281,743
Series 2025, RB (CEP - GNMA)(i)	5.00%	11/01/2045	2,000	2,035,601
Series 2025, RB (CEP - GNMA)(i)	5.05%	11/01/2050	2,000	2,007,864
Series 2025, RB(i)	5.00%	11/01/2055	18,000	18,071,627
Series 2025, RB (CEP - GNMA)(i)	5.13%	11/01/2055	6,000	6,029,895
Series 2025, RB (CEP - GNMA)(i)	5.20%	11/01/2060	2,500	2,508,792
Series 2026 J, RB (CEP - Federal Housing Administration)	5.00%	11/01/2056	15,850	15,923,449
Series 2026, RB	4.85%	11/01/2051	5,835	5,584,781
Series 2026, RB	4.85%	11/01/2051	8,000	7,667,818
New York City Housing Development Corp. (Green Bonds);
Series 2023, RB	4.60%	08/01/2048	3,500	3,436,502
Series 2023, RB	4.80%	02/01/2053	22,140	21,292,071
Series 2024 C-1, RB	4.50%	08/01/2054	2,000	1,837,340
Series 2025 C, RB (CEP - FHLMC)	4.95%	02/01/2055	3,500	3,451,915
Series 2025, RB	5.00%	08/01/2055	1,750	1,757,572
Series 2026, RB	5.00%	11/01/2055	25,000	25,107,987
Series 2026, RB	5.00%	05/01/2056	10,000	10,044,859
New York City Municipal Water Finance Authority; Series 2025, RB(i)	5.25%	06/15/2053	20,000	20,553,763
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016 B, RB(c)	0.00%	11/15/2044	3,270	1,296,354
New York Counties Tobacco Trust I; Series 2000 A, RB	6.63%	06/01/2042	15,625	15,625,094
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	20	20,404
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	11,185	8,116,457
Series 2005 D, RB(c)	0.00%	06/01/2050	66,335	13,629,634
Series 2005 E, RB(c)	0.00%	06/01/2055	165,210	13,905,131
Series 2010 A, RB(e)	6.25%	06/01/2041	31,014	29,411,727
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(c)	0.00%	06/01/2038	49,420	23,201,153
Series 2005 S-2, RB(c)	0.00%	06/01/2050	6,770	1,048,760
Series 2005 S-3, RB(c)	0.00%	06/01/2055	219,195	18,584,032
Series 2005 S4B, RB(c)(e)	0.00%	06/01/2060	715,900	30,603,293
New York Counties Tobacco Trust VI;
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	8,875	6,427,045
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,239,904
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	$4,045	$4,050,862
New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	10,000	7,154,833
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB	2.88%	11/15/2046	25,000	18,015,290
New York State Dormitory Authority;
Series 2025, RB(i)	5.25%	03/15/2050	20,000	20,774,093
Series 2025, RB (INS - AGI)(d)(i)	5.50%	07/01/2050	4,000	4,228,355
Series 2025, RB (INS - AGI)(d)(i)	5.50%	07/01/2055	7,000	7,314,990
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(e)(f)(l)	5.13%	09/03/2030	2,700	2,816,376
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2017 A, Ref. RB	5.00%	06/15/2046	6,100	6,143,298
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority); Series 2023, Ref. RB	5.00%	06/15/2053	1,170	1,198,163
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(k)	5.50%	04/15/2035	615	696,386
New York State Thruway Authority; Series 2025, RB(i)	5.00%	03/15/2051	30,000	30,459,612
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2049	20,000	17,543,080
Series 2020 E, Ref. RB	3.00%	03/15/2047	3,740	2,737,191
New York State Urban Development Corp. (Bidding Group 3); Series 2021, Ref. RB	4.00%	03/15/2047	5,000	4,624,547
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB(f)	5.00%	08/01/2031	17,500	17,471,947
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2036	6,095	6,171,957
Series 2020, RB(f)	5.00%	10/01/2040	10,000	10,152,899
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGI)(d)(f)	5.00%	06/30/2049	7,350	7,235,111
Series 2023, RB(f)	6.00%	06/30/2054	13,160	13,509,648
Series 2023, RB (INS - AGI)(d)(f)	5.13%	06/30/2060	41,930	41,223,031
Series 2023, RB(f)	5.38%	06/30/2060	23,950	23,703,514
Series 2024, RB (INS - AGI)(d)(f)	5.00%	06/30/2049	5,000	5,003,574
Series 2024, RB(f)	5.50%	06/30/2054	21,810	21,973,278
Series 2024, RB (INS - BAM)(d)(f)	5.00%	06/30/2060	5,200	5,074,188
Series 2024, RB(f)	5.50%	06/30/2060	8,990	9,034,269
Series 2025, RB(f)	6.00%	06/30/2050	3,500	3,692,031
Series 2025, RB (INS - AGI)(d)(f)	6.00%	06/30/2055	1,000	1,056,226
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2024, RB (INS - BAM)(d)(f)	5.25%	06/30/2049	7,750	7,888,959
Series 2025, RB(f)	6.00%	06/30/2055	7,000	7,329,229
Series 2025, RB (INS - AGI)(d)(f)	5.50%	06/30/2059	1,500	1,531,297
Series 2025, RB(f)	6.00%	06/30/2059	3,000	3,138,508
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(f)	5.00%	07/01/2041	7,000	7,000,248
Series 2016 A, RB(f)	5.00%	07/01/2046	15,000	14,783,260
Series 2016 A, RB(f)	5.25%	01/01/2050	43,900	43,670,140
Series 2016 A, RB (INS - AGI)(d)(f)	4.00%	01/01/2051	8,900	7,500,892
Series 2016, RB (INS - AGI)(d)(f)	5.00%	07/01/2046	4,990	4,991,485
Series 2023, RB(f)	6.00%	04/01/2035	10,000	10,976,749
Series 2023, RB(f)	5.63%	04/01/2040	15,000	15,802,518
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(f)	5.00%	12/01/2041	16,000	16,300,582
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGI)(d)(f)	5.25%	12/31/2054	36,850	37,153,441
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(f)	5.50%	12/31/2060	5,000	5,012,381
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	3,500	3,051,310
Niagara Tobacco Asset Securitization Corp.;
Series 2014, Ref. RB	5.25%	05/15/2034	6,645	6,645,930
Series 2014, Ref. RB	5.25%	05/15/2040	275	266,618
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2032	$775	$772,441
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,327,510
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,384,030
Series 2019, Ref. RB	4.00%	07/01/2039	2,910	2,383,155
Series 2019, Ref. RB	5.00%	07/01/2049	8,270	6,866,789
Oneida Indian Nation; Series 2024 B, RB(e)	6.00%	09/01/2043	3,150	3,340,950
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.); Series 2017, Ref. RB	5.00%	05/01/2040	650	650,680
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	5	4,874
Series 2019, Ref. RB	4.00%	12/01/2047	2,000	1,834,591
Series 2019, Ref. RB	4.00%	12/01/2049	8,350	7,578,186
Onondaga Civic Development Corp.;
Series 2025, RB	4.50%	12/01/2050	9,790	9,519,791
Series 2025, RB	5.50%	12/01/2056	5,000	5,312,865
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,067,968
Series 2012 A, RB	5.00%	07/01/2042	1,435	1,042,189
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	2,871,269
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,603,223
Series 2015 A, Ref. RB	5.00%	10/01/2045	9,785	6,529,981
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(f)	6.00%	08/01/2032	1,625	1,628,892
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,525,167
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(f)	5.38%	12/01/2036	2,500	2,504,404
Rockland (County of), NY Solid Waste Management Authority (Animal Shelter); Series 2024 A, RB	6.25%	12/15/2054	5,000	5,481,178
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	630	630,801
Series 2005 A, RB(c)(e)	0.00%	08/15/2045	3,615	1,048,002
Series 2005 C, RB(c)(e)	0.00%	08/15/2060	25,000	1,837,245
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2047	2,500	2,571,936
Schenectady County Capital Resource Corp. (One Broadway Center); Series 2025 A, RB	5.25%	01/01/2050	1,000	1,024,977
Schenectady County Capital Resource Corp. (Union College); Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,011,672
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021 A, Ref. RB	5.00%	09/01/2035	270	271,907
Series 2021 A, Ref. RB	5.00%	09/01/2035	150	151,059
Series 2021 A, Ref. RB	5.00%	09/01/2036	105	105,219
Series 2021 A, Ref. RB	5.00%	09/01/2036	300	300,625
Series 2021 A, Ref. RB	5.00%	09/01/2037	300	297,992
Series 2021 A, Ref. RB	5.00%	09/01/2037	150	148,996
Series 2021 A, Ref. RB	5.00%	09/01/2038	225	220,970
Series 2021 A, Ref. RB	5.00%	09/01/2038	150	147,313
Series 2021 A, Ref. RB	5.00%	09/01/2039	670	648,796
Series 2021 A, Ref. RB	5.00%	09/01/2039	235	227,563
Series 2021 A, Ref. RB	5.00%	09/01/2040	150	143,346
Series 2021 A, Ref. RB	5.00%	09/01/2041	330	308,532
Series 2021 A, Ref. RB	5.00%	09/01/2041	300	280,483
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2041	440	448,848
Series 2022, Ref. RB	5.25%	07/01/2042	425	432,858
Series 2022, Ref. RB	5.25%	07/01/2047	3,820	3,832,897
Series 2022, Ref. RB	5.25%	07/01/2052	2,500	2,442,690
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	145	140,984
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	3,555	3,174,366
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	$75	$75,080
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	9,500	9,658,606
Series 2024, RB	6.00%	12/01/2053	10,000	10,136,245
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,115	1,763,768
Sullivan (County of), NY (Adelaar Infratructure); Series 2016 A-2, RB(e)	5.35%	11/01/2049	30,805	29,718,779
Tender Option Bond Trust Receipts/Certificates; Series 2026, RB(i)	4.95%	11/01/2056	20,000	19,625,719
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(a)	5.00%	07/01/2032	3,125	625,000
Triborough Bridge & Tunnel Authority;
Series 2024 A-1, RB	5.00%	05/15/2049	4,600	4,657,667
Series 2024 A-1, RB	5.25%	05/15/2059	5,000	5,086,411
Series 2024 A-1, RB	5.25%	05/15/2064	5,000	5,064,378
Series 2025, RB(i)	5.25%	11/15/2055	16,000	16,483,704
Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	28,800	24,711,373
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	4.00%	11/15/2048	13,655	12,112,027
Series 2019 C, RB	4.00%	11/15/2043	10,000	9,258,325
Series 2020 A, RB	5.00%	11/15/2049	5,000	5,081,982
Series 2020 A, RB	5.00%	11/15/2054	4,850	4,912,221
Series 2021 A, RB	5.00%	11/15/2051	5,000	5,077,655
Series 2021 A, RB(i)	5.00%	11/15/2051	10,000	10,155,312
Series 2021 A, RB	5.00%	11/15/2056	15,000	15,160,858
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,113,397
Series 2022 C, RB	5.00%	05/15/2047	5,000	5,145,006
Series 2023 A, RB(i)	5.25%	05/15/2058	10,000	10,167,879
Series 2026 A, RB	5.25%	11/15/2054	8,250	8,528,538
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2023 A, RB	4.13%	05/15/2053	7,125	6,374,207
Series 2023 A, RB	4.25%	05/15/2058	12,740	11,280,250
Series 2023 A, RB	4.50%	05/15/2063	35,000	33,013,463
Series 2025, RB	5.25%	12/01/2054	10,000	10,255,378
Series 2025, RB (INS - AGI)(d)	4.50%	12/01/2056	4,500	4,305,247
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	13,930	13,058,369
Series 2017 A, Ref. RB	5.00%	06/01/2041	13,855	13,914,733
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	510	432,309
Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining); Series 2025 A-1, RB(e)	6.20%	12/01/2042	5,500	5,425,328
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	2,500	2,315,101
Westchester County Local Development Corp.;
Series 2025, RB	7.25%	11/01/2045	3,255	3,562,223
Series 2025, RB (INS - AGI)(d)	6.50%	11/01/2055	5,500	6,008,003
Series 2026, RB(e)	6.38%	12/01/2055	1,500	1,537,016
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	2,029,422
Series 2020 A, Ref. RB	5.13%	07/01/2055	5,000	4,077,975
Series 2020 B, Ref. RB	5.88%	07/01/2030	3,955	3,767,361
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	500	523,753
Series 2022, Ref. RB	5.00%	01/01/2041	520	530,008
Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,575,925
Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,499,936
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.); Series 2021, Ref. RB(e)	5.00%	07/01/2046	10,340	9,727,021
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(e)	4.50%	07/01/2056	8,200	6,636,853
Series 2021, Ref. RB(e)	5.00%	07/01/2056	5,000	4,397,317
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2046	$20,765	$18,697,873
Series 2023, RB (INS - AGI)(d)	5.00%	11/01/2047	2,775	2,819,354
Series 2023, RB (INS - AGI)(d)	5.75%	11/01/2048	2,000	2,117,894
Series 2023, RB (INS - AGI)(d)	5.75%	11/01/2049	2,125	2,243,890
Series 2023, RB (INS - AGI)(d)	5.00%	11/01/2051	2,750	2,723,032
Series 2023, RB	6.25%	11/01/2052	2,560	2,632,785
Series 2023, RB (INS - AGI)(d)	5.75%	11/01/2053	1,000	1,047,562
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	18,025	16,069,924
Series 2016 C, Ref. RB	5.13%	06/01/2051	4,000	3,446,532
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	4.13%	12/01/2041	3,270	3,018,523
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	405,609
Series 2019 A, RB	5.00%	10/15/2049	640	569,871
				3,648,113,331
Puerto Rico–7.40%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	985	1,002,839
Series 2002, RB	5.63%	05/15/2043	2,125	2,157,945
Series 2005 A, RB(c)	0.00%	05/15/2050	20,000	4,023,624
Series 2008 A, RB(c)	0.00%	05/15/2057	633,850	24,258,200
Series 2008 B, RB(c)	0.00%	05/15/2057	574,600	17,838,055
PRHTA Custodial Trust; Series 2022 L, RB	0.00%	12/06/2049	697	399,274
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	3,424	2,502,270
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	753	765,590
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,398	1,468,728
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,406	1,517,449
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	5,523,457
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,391	2,357,047
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	1,991,015
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,592,169
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	14,030	12,465,154
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	260	255,601
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000; Cost $65,443)(b)	6.63%	01/01/2027	63	63,341
Series 2023 A, RB (Acquired 05/26/2000; Cost $530,388)(b)	6.63%	01/01/2028	484	482,258
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	465	465,624
Series 2012, Ref. RB	5.00%	10/01/2042	200	188,133
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(d)	5.00%	07/01/2033	3,590	3,593,897
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2046	78,065	28,099,442
Series 2018 A-1, RB(c)	0.00%	07/01/2051	37,047	9,709,389
Series 2018 A-1, RB	4.75%	07/01/2053	12,000	11,355,402
Series 2018 A-1, RB	5.00%	07/01/2058	26,456	25,675,154
Series 2019 A-2, RB	4.54%	07/01/2053	976	895,951
Series 2019 A-2, RB	4.78%	07/01/2058	17,880	16,882,966
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	7,208,401
Series 2006 Q, RB	5.00%	06/01/2030	24,375	24,135,272
Series 2006 Q, RB	5.00%	06/01/2036	67,190	64,045,118
				273,918,765
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.35%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(f)	5.00%	09/01/2029	$415	$415,210
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(e)	6.00%	04/01/2053	9,250	9,144,620
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGI)(d)	5.00%	10/01/2032	1,945	1,963,882
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2044	1,500	1,551,942
				13,075,654
Guam–0.12%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	4,000	4,082,066
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(f)	5.75%	09/01/2031	195	195,182
				4,277,248
Northern Mariana Islands–0.07%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	2,680	2,632,241
Total Municipal Obligations (Cost $4,290,233,851)				3,942,017,239
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(h)			11,215	0
TOTAL INVESTMENTS IN SECURITIES(m)–106.46% (Cost $4,290,233,851)				3,942,017,239
FLOATING RATE NOTE OBLIGATIONS–(7.32)%
Notes with interest and fee rates ranging from 2.83% to 3.57% at 08/31/2026 and contractual maturities of collateral ranging from 11/01/2045 to 11/01/2060 (See Note 1K)(n)				(271,030,000)
BORROWINGS–(0.09)%				(3,350,000)
OTHER ASSETS LESS LIABILITIES–0.95%				35,306,014
NET ASSETS–100.00%				$3,702,943,253
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Rochester® New York Municipals Fund

Notes to Schedule of Investments:
(a)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $879,190, which represented less than 1% of the Fund’s Net Assets.

(b)	Restricted security. The aggregate value of these securities at August 31, 2026 was $35,839,845, which represented less than 1% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $307,535,450, which represented 8.31% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(j)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $18,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(m)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.45%

(n)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2026. At August 31, 2026, the
Fund’s investments with a value of $372,878,126 are held by TOB Trusts and serve as collateral for the $271,030,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Rochester® New York Municipals Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $4,290,233,851)	$3,942,017,239
Receivable for:
Investments sold	392,569
Fund shares sold	2,181,399
Interest	48,664,798
Investments matured, at value (Cost $466,502)	258,388
Investment for trustee deferred compensation and retirement plans	514,236
Other assets	680,156
Total assets	3,994,708,785
Liabilities:
Floating rate note obligations	271,030,000
Payable for:
Borrowings	3,350,000
Investments purchased	5,132,414
Dividends	6,873,002
Fund shares reacquired	2,018,467
Amount due to custodian	1,072,294
Accrued fees to affiliates	1,370,138
Accrued interest expense	86,091
Accrued trustees’ and officers’ fees and benefits	9,858
Accrued other operating expenses	109,522
Trustee deferred compensation and retirement plans	713,746
Total liabilities	291,765,532
Net assets applicable to shares outstanding	$3,702,943,253
Net assets consist of:
Shares of beneficial interest	$5,322,003,396
Distributable earnings (loss)	(1,619,060,143)
$3,702,943,253
Net Assets:
Class A	$2,822,772,951
Class C	$124,082,704
Class Y	$743,161,304
Class R6	$12,926,294
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	201,260,646
Class C	8,873,112
Class Y	52,963,961
Class R6	921,050
Class A:
Net asset value per share	$14.03
Maximum offering price per share (Net asset value of $14.03 ÷ 95.75%)	$14.65
Class C:
Net asset value and offering price per share	$13.98
Class Y:
Net asset value and offering price per share	$14.03
Class R6:
Net asset value and offering price per share	$14.03
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Rochester® New York Municipals Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)
Investment income:
Interest	$110,036,686
Expenses:
Advisory fees	8,605,841
Administrative services fees	265,589
Custodian fees	10,469
Distribution fees:
Class A	3,613,085
Class C	658,502
Interest, facilities and maintenance fees	5,644,765
Transfer agent fees — A, C and Y	1,325,517
Transfer agent fees — R6	1,409
Trustees’ and officers’ fees and benefits	27,900
Registration and filing fees	37,984
Reports to shareholders	28,374
Professional services fees	42,050
Other	(106,217)
Total expenses	20,155,268
Net investment income	89,881,418
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,438,463))	(10,866,402)
Futures contracts	5,717,679
(5,148,723)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(156,199,570)
Futures contracts	313,303
(155,886,267)
Net realized and unrealized gain (loss)	(161,034,990)
Net increase (decrease) in net assets resulting from operations	$(71,153,572)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Rochester® New York Municipals Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)
	August 31, 2026	February 28, 2026
Operations:
Net investment income	$89,881,418	$184,429,286
Net realized gain (loss)	(5,148,723)	(51,531,338)
Change in net unrealized appreciation (depreciation)	(155,886,267)	(105,947,680)
Net increase (decrease) in net assets resulting from operations	(71,153,572)	26,950,268
Distributions to shareholders from distributable earnings:
Class A	(70,782,000)	(145,751,031)
Class C	(2,652,014)	(5,707,561)
Class Y	(19,089,163)	(38,791,241)
Class R6	(338,957)	(390,631)
Total distributions from distributable earnings	(92,862,134)	(190,640,464)
Share transactions–net:
Class A	(112,858,366)	(238,849,391)
Class C	(6,344,470)	(26,625,722)
Class Y	2,661,018	(73,060,119)
Class R6	6,996,818	(2,762,872)
Net increase (decrease) in net assets resulting from share transactions	(109,545,000)	(341,298,104)
Net increase (decrease) in net assets	(273,560,706)	(504,988,300)
Net assets:
Beginning of period	3,976,503,959	4,481,492,259
End of period	$3,702,943,253	$3,976,503,959
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Rochester® New York Municipals Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/26	$14.64	$0.33	$(0.59)	$(0.26)	$(0.35)	$14.03	(1.83)%(d)	$2,822,773	1.06%(d)(e)	1.06%(d)(e)	0.77%(d)(e)	4.62%(d)(e)	8%
Year ended 02/28/26	15.17	0.65	(0.51)	0.14	(0.67)	14.64	1.13 (d)	3,061,162	1.15 (d)	1.15 (d)	0.78 (d)	4.53 (d)	26
Year ended 02/28/25	15.36	0.59	(0.16)	0.43	(0.62)	15.17	2.89 (d)	3,424,143	1.20 (d)	1.20 (d)	0.78 (d)	3.90 (d)	13
Year ended 02/29/24	14.75	0.56	0.64	1.20	(0.59)	15.36	8.35 (d)	3,584,464	1.27 (d)	1.27 (d)	0.78 (d)	3.73 (d)	27
Year ended 02/28/23	16.94	0.52	(2.17)	(1.65)	(0.54)	14.75	(9.76)(d)	3,578,634	1.14 (d)	1.14 (d)	0.78 (d)	3.41 (d)	50
Year ended 02/28/22	17.07	0.43	0.00	0.43	(0.56)	16.94	2.45 (d)	4,442,658	0.85 (d)	0.85 (d)	0.78 (d)	2.43 (d)	17
Class C
Six months ended 08/31/26	14.60	0.28	(0.61)	(0.33)	(0.29)	13.98	(2.28)	124,083	1.82 (e)	1.82 (e)	1.53 (e)	3.86 (e)	8
Year ended 02/28/26	15.13	0.54	(0.50)	0.04	(0.57)	14.60	0.40	135,997	1.91	1.91	1.54	3.77	26
Year ended 02/28/25	15.32	0.48	(0.16)	0.32	(0.51)	15.13	2.11	169,262	1.96	1.96	1.54	3.14	13
Year ended 02/29/24	14.71	0.44	0.65	1.09	(0.48)	15.32	7.55	181,671	2.03	2.03	1.54	2.97	27
Year ended 02/28/23	16.89	0.40	(2.16)	(1.76)	(0.42)	14.71	(10.40)(f)	209,043	1.89 (f)	1.89 (f)	1.53 (f)	2.66 (f)	50
Year ended 02/28/22	17.03	0.29	0.00	0.29	(0.43)	16.89	1.63	301,046	1.61	1.61	1.54	1.67	17
Class Y
Six months ended 08/31/26	14.65	0.35	(0.61)	(0.26)	(0.36)	14.03	(1.78)	743,161	0.82 (e)	0.82 (e)	0.53 (e)	4.86 (e)	8
Year ended 02/28/26	15.17	0.68	(0.49)	0.19	(0.71)	14.65	1.44	772,970	0.91	0.91	0.54	4.77	26
Year ended 02/28/25	15.37	0.63	(0.17)	0.46	(0.66)	15.17	3.07	878,608	0.96	0.96	0.54	4.14	13
Year ended 02/29/24	14.75	0.59	0.66	1.25	(0.63)	15.37	8.67	812,901	1.03	1.03	0.54	3.97	27
Year ended 02/28/23	16.95	0.55	(2.18)	(1.63)	(0.57)	14.75	(9.59)	700,660	0.90	0.90	0.54	3.65	50
Year ended 02/28/22	17.08	0.47	0.00	0.47	(0.60)	16.95	2.70	799,750	0.61	0.61	0.54	2.67	17
Class R6
Six months ended 08/31/26	14.65	0.35	(0.60)	(0.25)	(0.37)	14.03	(1.75)	12,926	0.77 (e)	0.77 (e)	0.48 (e)	4.91 (e)	8
Year ended 02/28/26	15.18	0.69	(0.51)	0.18	(0.71)	14.65	1.42	6,376	0.86	0.86	0.49	4.82	26
Year ended 02/28/25	15.37	0.64	(0.16)	0.48	(0.67)	15.18	3.19	9,478	0.90	0.90	0.48	4.20	13
Year ended 02/29/24	14.76	0.60	0.65	1.25	(0.64)	15.37	8.66	2,922	0.98	0.98	0.49	4.02	27
Year ended 02/28/23	16.96	0.56	(2.18)	(1.62)	(0.58)	14.76	(9.53)	1,020	0.85	0.85	0.48	3.70	50
Year ended 02/28/22	17.08	0.48	0.01	0.49	(0.61)	16.96	2.82	1,978	0.56	0.56	0.49	2.72	17

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
August 31, 2026, the years ended February 28, 2026 and 2025, February 29, 2024, February 28, 2023 and 2022, respectively.

(e)	Annualized.
(f)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for the year ended February 28, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Rochester® New York Municipals Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Rochester® New York Municipals Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser
20
Invesco Rochester® New York Municipals Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
21
Invesco Rochester® New York Municipals Fund

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
N.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
22
Invesco Rochester® New York Municipals Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.480%
Next $4.5 billion	0.455%
Next $3 billion	0.450%
Next $6 billion	0.440%
Over $14 billion	0.420%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.44%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C Plan, reimburses IDI in an amount up to an annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $46,325 in front-end sales commissions from the sale of Class A shares and $14,840 and $1,641 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
23
Invesco Rochester® New York Municipals Fund

The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,942,017,239	$0	$3,942,017,239
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	3,942,017,239	0	3,942,017,239
Other Investments - Assets
Investments Matured	—	258,388	—	258,388
Total Investments	$—	$3,942,275,627	$0	$3,942,275,627
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$5,717,679
Change in Net Unrealized Appreciation:
Futures contracts	313,303
Total	$6,030,982
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$284,217,948

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2026, the Fund engaged in securities purchases of $40,566,266 and securities sales of $46,334,877, which resulted in net realized gains (losses) of $(1,438,463).
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $1,281,250 with an average interest rate of 3.89%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such
24
Invesco Rochester® New York Municipals Fund

overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2026 were $289,507,857 and 3.05%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$302,748,958	$972,388,894	$1,275,137,852
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $328,775,758 and $485,299,526, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$27,401,828
Aggregate unrealized (depreciation) of investments	(376,376,403)
Net unrealized appreciation (depreciation) of investments	$(348,974,575)
Cost of investments for tax purposes is $4,291,250,202.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2026(a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	6,346,415	$90,982,063	20,729,721	$296,750,135
Class C	715,888	10,262,431	2,849,157	40,948,098
Class Y	7,100,867	101,924,431	20,675,260	295,615,562
Class R6	694,297	9,977,534	126,791	1,830,191
Issued as reinvestment of dividends:
Class A	2,706,169	38,725,596	5,731,793	82,135,364
Class C	119,051	1,698,039	261,209	3,732,375
Class Y	736,481	10,539,350	1,537,637	22,039,822
Class R6	15,867	227,206	22,068	316,189
Automatic conversion of Class C shares to Class A shares:
Class A	371,334	5,321,779	1,586,947	22,682,745
Class C	(372,433)	(5,321,779)	(1,591,083)	(22,682,745)
Reacquired:
Class A	(17,262,094)	(247,887,804)	(44,696,690)	(640,417,635)
Class C	(906,596)	(12,983,161)	(3,390,437)	(48,623,450)
Class Y	(7,651,058)	(109,802,763)	(27,337,990)	(390,715,503)
Class R6	(224,335)	(3,207,922)	(338,113)	(4,909,252)
Net increase (decrease) in share activity	(7,610,147)	$(109,545,000)	(23,833,730)	$(341,298,104)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

25
Invesco Rochester® New York Municipals Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® New York Municipals Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New York 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three year period and third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one
26
Invesco Rochester® New York Municipals Fund

and five year periods and reasonably comparable to the performance of the Index for the three year period.  The Board considered that the Fund underwent a change in portfolio management in 2024.  The Board also considered security selection among tobacco bonds, an overweight exposure to longer duration bonds and security selection among zero-coupon bonds detracted from the Fund’s performance for the one year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
27
Invesco Rochester® New York Municipals Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
28
Invesco Rochester® New York Municipals Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROM-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: November 6, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: November 6, 2026